UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

 (Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE
COMMON STOCKS - 97.2%

CASINOS & GAMING - 0.4%
275,000		MGM Resorts International	$7,983,250
		TOTAL CASINOS & GAMING	7,983,250

DATA PROCESSING & OUTSOURCED SERVICES - 1.4%
700,000	*	GDS Holdings Ltd (ADR)	28,063,000
		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	28,063,000

DIVERSIFIED REITS - 0.3%
1,000,000		Colony Capital, Inc	6,240,000
		TOTAL DIVERSIFIED REITS	6,240,000

HEALTH CARE REITS - 5.6%
1,400,000		HCP, Inc	36,148,000
400,000		Healthcare Trust of America, Inc	10,784,000
600,000		Ventas, Inc	34,170,000
550,000		Welltower, Inc	34,479,500
		TOTAL HEALTH CARE REITS	115,581,500

HOMEBUILDING - 0.6%
700,000	*	TRI Pointe Homes, Inc	11,452,000
		TOTAL HOMEBUILDING	11,452,000

HOTEL & RESORT REITS - 3.4%
1,500,000		Host Marriott Corp	31,605,000
325,000		MGM Growth Properties LLC	9,899,500
1,800,000		Sunstone Hotel Investors, Inc	29,916,000
		TOTAL HOTEL & RESORT REITS	71,420,500

INDUSTRIAL REITS - 10.4%
110,000		DCT Industrial Trust, Inc	7,340,300
700,000		Duke Realty Corp	20,321,000
110,000		EastGroup Properties, Inc	10,511,600
1,300,000		Prologis, Inc	85,397,000
2,200,000		Rexford Industrial Realty, Inc	69,058,000
650,000		Terreno Realty Corp	24,485,500
		TOTAL INDUSTRIAL REITS	217,113,400

IT CONSULTING & OTHER SERVICES - 0.8%
275,000	*	InterXion Holding NV	17,165,500
		TOTAL IT CONSULTING & OTHER SERVICES	17,165,500

MORTGAGE REITS - 1.6%
325,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc	6,418,750
1,275,000		Starwood Property Trust, Inc	27,680,250
		TOTAL MORTGAGE REITS	34,099,000
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
OFFICE REITS - 11.9%
410,000		Alexandria Real Estate Equities, Inc	$51,729,700
500,000		Boston Properties, Inc	62,710,000
800,000		Hudson Pacific Properties	28,344,000
360,000		JBG SMITH Properties	13,129,200
460,000		Kilroy Realty Corp	34,794,400
400,000		SL Green Realty Corp	40,212,000
220,000		Vornado Realty Trust	16,262,400
		TOTAL OFFICE REITS	247,181,700

REAL ESTATE OPERATING COMPANIES - 0.3%
386,360	*	Essential Properties Realty Trust, Inc	5,231,314
		TOTAL REAL ESTATE OPERATING COMPANIES	5,231,314

REAL ESTATE SERVICES - 0.8%
800,000		Kennedy-Wilson Holdings, Inc	16,920,000
		TOTAL REAL ESTATE SERVICES	16,920,000

RESIDENTIAL REITS - 16.6%
850,000		American Homes 4 Rent	18,853,000
200,000		AvalonBay Communities, Inc	34,378,000
400,000		Camden Property Trust	36,452,000
600,000		Equity Lifestyle Properties, Inc	55,140,000
715,000		Equity Residential	45,538,350
200,000		Essex Property Trust, Inc	47,814,000
1,950,000		Invitation Homes, Inc	44,967,000
105,000		Mid-America Apartment Communities, Inc	10,570,350
525,000		Sun Communities, Inc	51,387,000
		TOTAL RESIDENTIAL REITS	345,099,700

RETAIL REITS - 17.1%
400,000		Agree Realty Corp	21,108,000
1,150,000		DDR Corp	20,585,000
350,000		Federal Realty Investment Trust	44,292,500
900,000		GGP, Inc	18,387,000
140,000		Macerich Co	7,956,200
160,000		Realty Income Corp	8,606,400
700,000		Regency Centers Corp	43,456,000
1,600,000		Retail Opportunities Investment Corp	30,656,000
675,000		Simon Property Group, Inc	114,878,250
430,000	*	Spirit MTA REIT	4,429,000
4,300,000		Spirit Realty Capital, Inc	34,529,000
110,000		Taubman Centers, Inc	6,463,600
		TOTAL RETAIL REITS	355,346,950

SPECIALIZED REITS - 26.0%
575,000		American Tower Corp	82,897,750
725,000		Crown Castle International Corp	78,169,500
280,000		CyrusOne, Inc	16,340,800
200,000		Digital Realty Trust, Inc	22,316,000
2

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY			VALUE
180,000		Equinix, Inc			$77,380,200
350,000		Extra Space Storage, Inc			34,933,500
1,050,000		Four Corners Property Trust, Inc			25,861,500
425,000		Gaming and Leisure Properties, Inc			15,215,000
850,000		National Storage Affiliates Trust			26,197,000
190,000		Public Storage, Inc			43,103,400
425,000		QTS Realty Trust, Inc			16,787,500
220,000	*	SBA Communications Corp			36,326,400
325,000		Uniti Group, Inc			6,509,750
1,775,000		Weyerhaeuser Co			64,716,500
		TOTAL SPECIALIZED REITS			546,754,800

		TOTAL COMMON STOCKS			2,025,652,614
		(Cost $1,527,596,686)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.7%
$14,750,000		Federal Home Loan Bank (FHLB)	1.600%	07/02/18	14,750,000
		TOTAL GOVERNMENT AGENCY DEBT			14,750,000

TREASURY DEBT - 1.6%
20,000,000		United States Treasury Bill	1.658	07/12/18	19,990,667
12,045,000		United States Treasury Bill	1.717	07/19/18	12,035,195
		TOTAL TREASURY DEBT			32,025,862

		TOTAL SHORT-TERM INVESTMENTS			46,775,862
		(Cost $46,773,890)

		TOTAL INVESTMENTS - 99.5%			2,072,428,476
		(Cost $1,574,370,576)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			10,655,679
		NET ASSETS - 100.0%			$2,083,084,155

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 0.6%

AUTOMOBILES & COMPONENTS - 0.0%
$196,345	i	CH Hold Corp	LIBOR 1 M + 3.000%	5.090%	02/01/24	$196,100
		TOTAL AUTOMOBILES & COMPONENTS				196,100

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
112,621	i	Gopher Sub, Inc	LIBOR 1 M + 3.000%	5.090	02/03/25	111,776
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				111,776

CONSUMER DURABLES & APPAREL - 0.0%
486,645	i	Academy Ltd	LIBOR 1 M + 4.000%	5.980	07/01/22	403,779
		TOTAL CONSUMER DURABLES & APPAREL				403,779

CONSUMER SERVICES - 0.1%
627,015	i	Allied Universal Holdco LLC	LIBOR 1 M + 3.750%	5.840	07/28/22	616,826
91,657	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	4.490	09/15/23	91,783
877,635	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	6.080	08/12/22	874,344
1,000,000	h,i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.840	05/02/22	994,090
99,750	i	Sarbacane Bidco, Inc	LIBOR 1 M + 3.000%	5.100	01/29/25	99,376
633,745	†,i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	5.480	06/19/22	627,407
		TOTAL CONSUMER SERVICES				3,303,826

ENERGY - 0.0%
235,000		California Resources Corp	LIBOR 1 M + 10.375%	12.466	12/31/21	259,675
500,000	i	Ultra Resources, Inc	LIBOR 1 M + 3.000%	5.090	04/12/24	459,690
		TOTAL ENERGY				719,365

FOOD & STAPLES RETAILING - 0.0%
186,876	i	Albertsons LLC	LIBOR 1 M + 2.750%	4.840	08/25/21	184,923
75,240	i	Albertsons LLC	LIBOR 3 M + 3.000%	5.319	06/22/23	74,373
509,021	i	YUM! Brands	LIBOR 1 M + 1.750%	3.840	04/03/25	503,615
		TOTAL FOOD & STAPLES RETAILING				762,911

FOOD, BEVERAGE & TOBACCO - 0.1%
498,683	i	Hostess Brands LLC	LIBOR 1 M + 2.250%	4.340	08/03/22	494,943
1,188,000	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	4.100	05/24/24	1,179,993
		TOTAL FOOD, BEVERAGE & TOBACCO				1,674,936

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
953,846	i	Gentiva Health Services, Inc	LIBOR 3 M + 3.750%	6.125	06/21/25	946,692
346,060	i	Greatbatch Ltd	LIBOR 1 M + 3.250%	5.300	10/27/22	346,431
652,174	h,i	Heartland Dental LLC	LIBOR 1 M + 3.750%	5.840	04/30/25	648,098
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				1,941,221
4

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
INSURANCE - 0.0%
$99,495	i	NFP Corp	LIBOR 1 M + 3.000%	5.090%	01/05/24	$98,749
		TOTAL INSURANCE				98,749

MATERIALS - 0.1%
985,309	i	Berry Global, Inc	LIBOR 1 M + 2.000%	4.050	10/03/22	983,200
175,000	i	Crown Americas LLC	LIBOR 3 M + 2.000%	4.312	04/03/25	174,927
650,000	h,i	Flex Acquisition Co Inc	LIBOR 3 M + 3.000%	5.751	07/01/25	648,102
1,500,000	h,i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.080	10/21/24	1,486,875
979,977	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.810	07/29/22	980,791
240,385	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	4.840	11/15/23	239,082
37,602	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.090	09/23/24	37,564
86,773	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.090	09/23/24	86,686
767,318	i	Univar USA, Inc	LIBOR 1 M + 2.500%	4.590	07/01/24	764,986
		TOTAL MATERIALS				5,402,213

MEDIA - 0.0%
246,875	i	AMC Entertainment Holdings, Inc	LIBOR 1 M + 2.250%	4.320	12/15/23	245,796
1,150,000	h,i	CDS US Intermediate Holdings, Inc	LIBOR 1 M + 3.750%	5.840	07/08/22	1,139,938
124,688	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.340	03/24/25	124,064
		TOTAL MEDIA				1,509,798

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
620,313	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.590	09/26/24	576,270
922,688	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 3.000%	5.517	02/24/25	906,928
68,912	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	4.330	03/07/24	68,805
1,500,000	h,i	Valeant Pharmaceuticals International, Inc	LIBOR 3 M + 3.000%	4.057	06/02/25	1,493,910
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				3,045,913

REAL ESTATE - 0.0%
1	i	DTZ US Borrower LLC	LIBOR 3 M + 3.250%	5.020	11/04/21	1
		TOTAL REAL ESTATE				1

RETAILING - 0.0%
324,456	i	Avis Budget Car Rental LLC	LIBOR 3 M + 2.000%	4.340	02/13/25	324,556
949,559	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.010	03/11/22	783,025
		TOTAL RETAILING				1,107,581

SOFTWARE & SERVICES - 0.0%
925,587	i	First Data Corp	LIBOR 1 M + 2.000%	4.090	07/08/22	920,959
1,139,915	i	First Data Corp	LIBOR 1 M + 2.000%	3.965	04/26/24	1,132,380
		TOTAL SOFTWARE & SERVICES				2,053,339

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
480,120	i	Abacus Innovations Corp	LIBOR 1 M + 1.750%	3.880	08/16/23	481,522
2,000,000	h,i	Dell International LLC	LIBOR 3 M + 2.000%	4.100	09/07/23	1,988,760
256,021	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.340	07/05/23	256,021
99,750	i	VeriFone, Inc	LIBOR 1 M + 2.000%	4.100	02/02/25	99,334
245,595	i	Western Digital Corp	LIBOR 1 M + 1.750%	3.840	04/29/23	245,288
3,469	i	Zebra Technologies Corp	LIBOR 3 M + 1.750%	4.057	10/27/21	3,462
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,074,387
5

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
TRANSPORTATION - 0.0%
$491,281	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.590%	06/09/23	$487,842
		TOTAL TRANSPORTATION				487,842

UTILITIES - 0.0%
748,747	i	Vistra Operations Co LLC	LIBOR 1 M + 2.000%	4.090	12/31/25	743,341
		TOTAL UTILITIES				743,341

		TOTAL BANK LOAN OBLIGATIONS				26,637,078
		(Cost $27,002,518)

BONDS - 97.1%

CORPORATE BONDS - 31.1%

AUTOMOBILES & COMPONENTS - 0.4%
1,125,000		Aptiv plc		3.150	11/19/20	1,116,782
450,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	456,750
3,550,000		General Motors Co		4.200	10/01/27	3,401,681
1,700,000		General Motors Co		6.600	04/01/36	1,838,970
825,000		General Motors Co		6.250	10/02/43	854,383
2,050,000		General Motors Co		5.200	04/01/45	1,880,232
475,000		General Motors Co		6.750	04/01/46	526,224
1,100,000	g	Hyundai Capital America		2.600	03/19/20	1,082,070
2,600,000	g	Hyundai Capital America		2.550	04/03/20	2,555,023
1,500,000	g	Hyundai Capital America		3.250	09/20/22	1,458,825
2,000,000	g	Hyundai Capital America		2.750	09/27/26	1,760,740
1,750,000		Magna International, Inc		3.625	06/15/24	1,745,050
1,875,000	g	Nemak SAB de C.V.		4.750	01/23/25	1,772,813
		TOTAL AUTOMOBILES & COMPONENTS				20,449,543

BANKS - 5.6%
2,675,000	g	ADCB Finance Cayman Ltd		4.000	03/29/23	2,663,366
1,900,000	g	Akbank TAS		7.200	03/16/27	1,715,434
2,000,000	g	Akbank Turk AS.		6.797	04/27/28	1,726,084
1,750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,691,181
1,500,000	g	Banco de Bogota S.A.		6.250	05/12/26	1,530,945
2,000,000	g	Banco de Bogota S.A.		4.375	08/03/27	1,865,000
7,675,000	g	Banco del Estado de Chile		2.668	01/08/21	7,463,938
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	1,894,400
2,000,000		Banco Santander S.A.		3.125	02/23/23	1,897,199
1,200,000		Banco Santander S.A.		3.800	02/23/28	1,095,625
9,475,000		Bank of America Corp		2.151	11/09/20	9,260,360
2,450,000		Bank of America Corp		3.875	08/01/25	2,436,985
10,450,000		Bank of America Corp		3.248	10/21/27	9,735,235
3,075,000		Bank of America Corp		3.419	12/20/28	2,894,493
3,750,000		Bank of Montreal		3.803	12/15/32	3,473,663
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	3,348,486
2,100,000		Barclays plc		4.338	05/16/24	2,073,346
1,700,000		Barclays plc		3.650	03/16/25	1,591,902
1,825,000	g	BNP Paribas S.A.		3.375	01/09/25	1,723,736
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,375,000	g	BNP Paribas S.A.	4.375%	03/01/33	$3,165,176
1,025,000	g	BPCE S.A.	3.000	05/22/22	990,359
1,825,000	g	BPCE S.A.	4.625	07/11/24	1,801,295
600,000	g	BPCE S.A.	4.500	03/15/25	584,765
650,000		Branch Banking & Trust Co	2.300	10/15/18	649,620
8,670,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	8,672,330
3,075,000		Capital One Bank USA NA	2.650	08/08/22	2,949,704
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,039,961
4,330,000		Capital One NA	2.350	01/31/20	4,267,735
10,975,000		Citigroup, Inc	3.200	10/21/26	10,211,773
2,200,000		Citigroup, Inc	4.300	11/20/26	2,145,993
6,800,000		Citigroup, Inc	3.668	07/24/28	6,464,711
2,225,000		Citizens Bank NA	2.650	05/26/22	2,151,000
2,050,000		Compass Bank	2.875	06/29/22	1,978,444
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	371,260
3,350,000		Cooperatieve Rabobank UA	2.500	01/19/21	3,289,399
6,925,000		Cooperatieve Rabobank UA	3.750	07/21/26	6,480,510
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,247,291
1,425,000	g	Credit Agricole S.A.	2.375	07/01/21	1,378,287
2,900,000	g	Credit Agricole S.A.	3.750	04/24/23	2,840,318
7,475,000	g	Credit Agricole S.A.	3.250	10/04/24	7,036,143
2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,904,586
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,536,210
3,275,000		Deutsche Bank AG.	3.950	02/27/23	3,143,649
1,000,000		Discover Bank	3.200	08/09/21	988,534
5,400,000		Discover Bank	3.450	07/27/26	5,008,825
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,343,943
4,625,000		HSBC Holdings plc	2.650	01/05/22	4,476,932
2,050,000		HSBC Holdings plc	3.262	03/13/23	2,007,718
1,475,000		HSBC Holdings plc	3.033	11/22/23	1,423,282
2,800,000		HSBC Holdings plc	3.950	05/18/24	2,792,217
1,250,000		HSBC Holdings plc	3.900	05/25/26	1,221,876
2,300,000		HSBC Holdings plc	4.375	11/23/26	2,264,069
2,025,000		HSBC Holdings plc	4.041	03/13/28	1,965,146
4,100,000		Huntington National Bank	2.500	08/07/22	3,950,084
5,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	4,592,500
1,100,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	942,575
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,622,306
8,550,000		JPMorgan Chase & Co	2.295	08/15/21	8,259,573
3,425,000		JPMorgan Chase & Co	2.776	04/25/23	3,322,119
5,250,000		JPMorgan Chase & Co	3.200	06/15/26	4,962,614
3,975,000		JPMorgan Chase & Co	2.950	10/01/26	3,691,022
1,825,000		JPMorgan Chase & Co	3.882	07/24/38	1,687,508
2,945,000		KeyBank NA	2.500	12/15/19	2,921,732
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	897,259
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,509,812
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	4,140,075
4,150,000		PNC Bank NA	2.600	07/21/20	4,099,707
1,800,000		PNC Bank NA	2.450	11/05/20	1,769,052
1,750,000		PNC Bank NA	2.700	11/01/22	1,681,717
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,502,030
3,125,000		Santander Holdings USA, Inc	3.400	01/18/23	3,016,270
7

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,525,000		Santander Holdings USA, Inc		4.400%	07/13/27	$1,461,933
900,000		Santander UK Group Holdings plc		3.571	01/10/23	875,262
3,600,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	3,541,972
1,025,000		Sumitomo Mitsui Banking Corp		2.500	07/19/18	1,025,012
1,700,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	1,680,577
900,000		Sumitomo Mitsui Banking Corp		3.650	07/23/25	893,714
8,150,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	7,869,378
1,675,000		SunTrust Banks, Inc		2.900	03/03/21	1,654,383
1,075,000		SunTrust Banks, Inc		2.750	05/01/23	1,037,942
2,600,000		SunTrust Banks, Inc		4.000	05/01/25	2,611,917
3,350,000		Toronto-Dominion Bank		1.850	09/11/20	3,262,342
1,300,000		Toronto-Dominion Bank		3.625	09/15/31	1,222,804
2,500,000	g	Turkiye Garanti Bankasi AS.		6.125	05/24/27	2,191,260
2,300,000	g	Turkiye Is Bankasi		6.125	04/25/24	2,090,256
2,000,000	g	Turkiye Vakiflar Bankasi TAO		5.750	01/30/23	1,787,672
1,050,000	g	UBS AG.		2.450	12/01/20	1,025,828
950,000	g	UBS AG.		4.500	06/26/48	967,758
1,550,000		UnionBanCal Corp		3.500	06/18/22	1,545,441
5,100,000		Westpac Banking Corp		4.322	11/23/31	4,912,187
2,400,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	2,132,522
		TOTAL BANKS				266,232,554

CAPITAL GOODS - 0.5%
675,000	g	Cleaver-Brooks, Inc		7.875	03/01/23	695,250
225,000	g	Cloud Crane LLC		10.125	08/01/24	241,875
3,000,000		General Electric Co		4.125	10/09/42	2,784,118
2,075,000		Lockheed Martin Corp		2.500	11/23/20	2,046,837
1,275,000		Lockheed Martin Corp		3.550	01/15/26	1,254,375
1,625,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	1,608,461
2,503,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	2,472,548
2,800,000		Mosaic Co		4.050	11/15/27	2,674,763
650,000		Parker-Hannifin Corp		4.100	03/01/47	639,311
2,775,000		Rockwell Collins, Inc		3.500	03/15/27	2,644,272
790,000	g	Stena AB		7.000	02/01/24	726,800
950,000		Textron, Inc		3.875	03/01/25	938,451
2,775,000		Timken Co		3.875	09/01/24	2,744,782
250,000		Trimble, Inc		4.900	06/15/28	249,458
4,875,000		United Technologies Corp		3.750	11/01/46	4,264,279
		TOTAL CAPITAL GOODS				25,985,580

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,250,000	g	British Airways		3.800	09/20/31	2,250,000
2,000,000	g,i	Nakama Re Ltd	LIBOR 6 M + 1.820%	4.280	10/13/21	2,028,600
1,550,000		RELX Capital, Inc		3.500	03/16/23	1,533,096
3,400,000		Republic Services, Inc		3.550	06/01/22	3,420,839
2,225,000		Republic Services, Inc		2.900	07/01/26	2,065,501
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	97,000
650,000		United Rentals North America, Inc		5.500	07/15/25	654,875
1,800,000		Waste Management, Inc		2.900	09/15/22	1,760,686
3,025,000		Waste Management, Inc		3.150	11/15/27	2,839,373
500,000		Waste Management, Inc		3.900	03/01/35	485,980
8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$550,000		Waste Management, Inc	4.100%	03/01/45	$541,272
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			17,677,222

CONSUMER DURABLES & APPAREL - 0.1%
650,000	g,h	LGI Homes, Inc	6.875	07/15/26	648,375
3,700,000		Newell Rubbermaid, Inc	4.200	04/01/26	3,573,236
		TOTAL CONSUMER DURABLES & APPAREL			4,221,611

CONSUMER SERVICES - 0.2%
250,000		ADT Corp	6.250	10/15/21	258,750
500,000		ADT Corp	4.125	06/15/23	468,750
200,000		Boyd Gaming Corp	6.375	04/01/26	202,500
540,000	g	Boyd Gaming Corp	6.000	08/15/26	532,575
4,000,000		George Washington University	3.545	09/15/46	3,623,661
1,297,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,384,548
700,000	g	ServiceMaster Co LLC	5.125	11/15/24	679,000
600,000		Speedway Motorsports, Inc	5.125	02/01/23	586,500
1,600,000		Trustees of Dartmouth College	3.474	06/01/46	1,534,590
		TOTAL CONSUMER SERVICES			9,270,874

DIVERSIFIED FINANCIALS - 3.5%
2,150,000		AerCap Ireland Capital DAC	4.125	07/03/23	2,137,710
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	618,195
3,375,000		American Express Co	2.500	08/01/22	3,235,502
1,025,000		American Express Credit Corp	2.700	03/03/22	1,002,640
2,000,000		American Express Credit Corp	3.300	05/03/27	1,926,521
1,525,000	g	Banco BTG Pactual S.A.	5.500	01/31/23	1,418,250
580,000		Bank of New York Mellon Corp	5.450	05/15/19	593,443
1,775,000		Bank of New York Mellon Corp	3.500	04/28/23	1,775,176
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,503,420
455,000	g	BBVA Bancomer S.A.	5.350	11/12/29	422,013
2,850,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,525,813
3,075,000		Berkshire Hathaway, Inc	3.125	03/15/26	2,961,766
1,900,000	g	Comcel Trust	6.875	02/06/24	1,948,355
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,390,860
2,475,000	g	Credit Suisse Group AG.	4.282	01/09/28	2,406,229
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	3,898,807
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,586,452
2,300,000	g	EDP Finance BV	3.625	07/15/24	2,202,193
2,600,000		Ford Motor Credit Co LLC	3.339	03/28/22	2,544,074
4,025,000		Ford Motor Credit Co LLC	3.815	11/02/27	3,723,729
10,313,000		GE Capital International Funding Co	2.342	11/15/20	10,075,443
1,175,000		GE Capital International Funding Co	4.418	11/15/35	1,137,613
232,000		General Electric Capital Corp	6.875	01/10/39	293,609
2,050,000		General Motors Financial Co, Inc	3.950	04/13/24	2,005,356
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,489,110
7,675,000		Goldman Sachs Group, Inc	3.272	09/29/25	7,291,348
9,950,000		Goldman Sachs Group, Inc	3.691	06/05/28	9,428,893
1,900,000		Goldman Sachs Group, Inc	4.017	10/31/38	1,730,012
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	594,856
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,042,020
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,329,335
9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		Icahn Enterprises LP	6.250%	02/01/22	$918,000
2,000,000		ICICI Bank Ltd	3.125	08/12/20	1,966,316
6,675,000	g	ICICI Bank Ltd	3.800	12/14/27	6,114,240
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,014,394
1,100,000		Jefferies Group LLC	4.150	01/23/30	970,228
350,000		Legg Mason, Inc	2.700	07/15/19	348,963
475,000		Legg Mason, Inc	3.950	07/15/24	470,468
2,800,000		Morgan Stanley	2.750	05/19/22	2,711,742
6,000,000		Morgan Stanley	3.737	04/24/24	5,962,093
5,475,000		Morgan Stanley	3.700	10/23/24	5,402,859
6,075,000		Morgan Stanley	3.125	07/27/26	5,649,130
5,225,000		Morgan Stanley	3.625	01/20/27	5,026,825
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	579,468
135,000		Navient Corp	6.625	07/26/21	138,672
2,000,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	1,947,916
1,525,000	g	Quicken Loans, Inc	5.250	01/15/28	1,406,508
2,050,000		Raymond James Financial, Inc	4.950	07/15/46	2,083,099
7,400,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	6,778,865
2,075,000		TD Ameritrade Holding Corp	3.300	04/01/27	1,979,214
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,632,537
5,925,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	5,706,646
3,075,000		Unilever Capital Corp	2.900	05/05/27	2,910,325
11,475,000		Wells Fargo & Co	2.625	07/22/22	11,053,465
7,300,000		Wells Fargo & Co	3.584	05/22/28	6,991,669
		TOTAL DIVERSIFIED FINANCIALS			164,002,385

ENERGY - 3.4%
2,150,000	g	Abu Dhabi Crude Oil Pipeline LLC	3.650	11/02/29	1,987,019
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,321,937
875,000		AmeriGas Partners LP	5.625	05/20/24	860,781
1,075,000		AmeriGas Partners LP	5.875	08/20/26	1,048,125
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,196,344
1,950,000		Anadarko Petroleum Corp	4.500	07/15/44	1,814,534
875,000		Andeavor Logistics LP	4.250	12/01/27	841,813
1,000,000		Andeavor Logistics LP	5.200	12/01/47	963,808
500,000	g	APT Pipelines Ltd	4.250	07/15/27	489,918
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,367,261
1,200,000		BP Capital Markets plc	2.520	09/19/22	1,157,276
3,000,000		BP Capital Markets plc	3.588	04/14/27	2,956,130
2,050,000		BP Capital Markets plc	3.279	09/19/27	1,970,128
74,000	g	California Resources Corp	8.000	12/15/22	67,155
58,000		California Resources Corp	6.000	11/15/24	47,270
275,000		Calumet Specialty Products Partners LP	6.500	04/15/21	273,625
1,550,000		Canadian Natural Resources Ltd	4.950	06/01/47	1,598,514
2,050,000		Cenovus Energy, Inc	5.400	06/15/47	2,005,452
4,467,000		Cimarex Energy Co	3.900	05/15/27	4,287,664
2,200,000	g	Colonial Pipeline Co	4.250	04/15/48	2,131,425
2,175,000		Concho Resources, Inc	3.750	10/01/27	2,089,173
2,600,000		Continental Resources, Inc	3.800	06/01/24	2,535,384
1,125,000		Crestwood Midstream Partners LP	5.750	04/01/25	1,123,594
3,000,000		Ecopetrol S.A.	5.375	06/26/26	3,078,000
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		Enbridge, Inc	3.700%	07/15/27	$2,841,751
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	4,729,741
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,221,010
900,000		Enterprise Products Operating LLC	4.450	02/15/43	846,328
950,000		Enterprise Products Operating LLC	4.850	03/15/44	944,988
1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,324,750
472,000	g	EP Energy LLC	9.375	05/01/24	387,040
1,000,000		EQT Midstream Partners LP	4.125	12/01/26	921,271
1,425,000		Exterran Partners LP	6.000	10/01/22	1,410,750
50,000		Exxon Mobil Corp	2.222	03/01/21	49,076
1,100,000		Genesis Energy LP	6.500	10/01/25	1,056,000
2,125,000		Genesis Energy LP	6.250	05/15/26	2,002,813
1,450,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	1,446,375
1,100,000		HollyFrontier Corp	5.875	04/01/26	1,185,294
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,510,821
2,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	1,964,812
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,202,024
775,000		Kinder Morgan, Inc	9.000	02/01/19	801,125
3,275,000		Kinder Morgan, Inc	4.300	03/01/28	3,172,870
535,000		Kinder Morgan, Inc	5.300	12/01/34	526,798
1,250,000		Kinder Morgan, Inc	5.400	09/01/44	1,212,475
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,231,040
1,000,000		Marathon Oil Corp	5.200	06/01/45	1,052,017
3,500,000		MPLX LP	4.125	03/01/27	3,337,462
2,075,000		MPLX LP	4.000	03/15/28	1,973,600
2,175,000		MPLX LP	4.500	04/15/38	2,007,613
2,175,000		MPLX LP	4.700	04/15/48	2,018,244
125,000		Murphy Oil Corp	6.875	08/15/24	131,250
200,000		Murphy Oil USA, Inc	5.625	05/01/27	195,500
300,000		Noble Energy, Inc	3.900	11/15/24	295,662
3,000,000		Noble Energy, Inc	3.850	01/15/28	2,865,785
2,200,000		Noble Energy, Inc	5.050	11/15/44	2,196,952
500,000		Noble Energy, Inc	4.950	08/15/47	500,143
500,000	g	Oasis Petroleum, Inc	6.250	05/01/26	505,000
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,142,478
700,000		ONE Gas, Inc	3.610	02/01/24	695,605
800,000		ONEOK, Inc	4.000	07/13/27	773,793
2,175,000	h	ONEOK, Inc	4.550	07/15/28	2,193,255
500,000	m	Peabody Energy Corp	6.000	11/15/18	0
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	1,889,166
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,400,750
1,167,000	g	Petrobras Global Finance BV	5.999	01/27/28	1,056,135
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,914,000
2,050,000		Petroleos Mexicanos	6.375	02/04/21	2,157,625
2,050,000		Petroleos Mexicanos	3.500	01/30/23	1,940,674
800,000		Petroleos Mexicanos	4.250	01/15/25	748,000
3,050,000		Petroleos Mexicanos	6.500	03/13/27	3,120,150
2,100,000	g	Petroleos Mexicanos	5.350	02/12/28	1,982,400
1,075,000		Petroleos Mexicanos	5.625	01/23/46	907,300
1,000,000		Petroleos Mexicanos	6.750	09/21/47	950,500
2,075,000	g	Petroleos Mexicanos	6.350	02/12/48	1,877,875
2,125,000		Phillips 66 Partners LP	3.550	10/01/26	1,986,421
775,000		Phillips 66 Partners LP	4.680	02/15/45	725,920
11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$950,000		Phillips 66 Partners LP	4.900%	10/01/46	$909,882
615,000		Pioneer Natural Resources Co	7.500	01/15/20	653,998
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,129,373
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,721,834
450,000		Regency Energy Partners LP	4.500	11/01/23	452,655
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,295,328
3,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	3,004,006
1,325,000		Shell International Finance BV	3.250	05/11/25	1,297,862
1,750,000		Shell International Finance BV	4.000	05/10/46	1,693,419
1,250,000		Spectra Energy Partners LP	3.500	03/15/25	1,191,810
1,700,000		Statoil ASA	2.450	01/17/23	1,639,535
1,300,000		Suncor Energy, Inc	4.000	11/15/47	1,213,076
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,844,918
450,000	g	Sunoco LP	4.875	01/15/23	432,000
125,000		Targa Resources Partners LP	5.125	02/01/25	123,438
475,000	g	Targa Resources Partners LP	5.875	04/15/26	478,563
90,000		Tesoro Logistics LP	6.375	05/01/24	96,075
550,000		Tesoro Logistics LP	5.250	01/15/25	563,684
550,000	g,h	Transocean Guardian Ltd	5.875	01/15/24	546,563
175,000	g	Transocean, Inc	7.500	01/15/26	177,734
1,225,000	g	Transportadora de Gas del Sur S.A.	6.750	05/02/25	1,120,875
3,725,000	g	Tullow Oil plc	7.000	03/01/25	3,524,781
760,000	g	USA Compression Partners LP	6.875	04/01/26	786,600
1,000,000		Vale Overseas Ltd	6.250	08/10/26	1,083,000
480,000		Vale Overseas Ltd	6.875	11/21/36	538,896
2,175,000		Valero Energy Partners LP	4.500	03/15/28	2,137,524
1,350,000		Western Gas Partners LP	3.950	06/01/25	1,272,767
1,050,000		Western Gas Partners LP	4.650	07/01/26	1,031,159
400,000	g	Whiting Petroleum Corp	6.625	01/15/26	412,500
850,000		Williams Partners LP	3.600	03/15/22	845,622
1,500,000		Williams Partners LP	3.750	06/15/27	1,415,808
625,000		Williams Partners LP	4.900	01/15/45	596,616
2,100,000	g	YPF S.A.	6.950	07/21/27	1,800,750
3,250,000	g	YPF S.A.	7.000	12/15/47	2,453,750
		TOTAL ENERGY			160,229,158

FOOD & STAPLES RETAILING - 0.6%
255,000		Albertsons Cos LLC	6.625	06/15/24	240,338
3,275,000		CVS Health Corp	3.700	03/09/23	3,241,660
5,425,000		CVS Health Corp	2.875	06/01/26	4,936,469
6,725,000		CVS Health Corp	4.300	03/25/28	6,630,982
7,250,000		CVS Health Corp	4.780	03/25/38	7,166,326
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,576,000
1,750,000		Kroger Co	3.700	08/01/27	1,663,508
2,000,000	g	MARB BondCo plc	6.875	01/19/25	1,900,000
2,200,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	2,051,918
		TOTAL FOOD & STAPLES RETAILING			29,407,201

FOOD, BEVERAGE & TOBACCO - 1.0%
3,350,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	3,303,121
1,575,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,561,325
12

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,950,000		Anheuser-Busch InBev Finance, Inc		3.650%	02/01/26	$5,826,763
3,725,000		Anheuser-Busch InBev Worldwide, Inc		4.000	04/13/28	3,714,851
2,425,000		Anheuser-Busch InBev Worldwide, Inc		4.600	04/15/48	2,377,742
4,100,000	g	BAT Capital Corp		3.557	08/15/27	3,813,183
1,500,000		Constellation Brands, Inc		3.600	02/15/28	1,417,197
1,025,000	g	Cosan Ltd		5.950	09/20/24	956,325
2,000,000		Diageo Capital plc		3.500	09/18/23	2,006,062
1,775,000		Diageo Capital plc		3.875	05/18/28	1,789,173
2,000,000	g	Grupo Bimbo SAB de C.V.		4.700	11/10/47	1,816,920
1,800,000	g	Grupo Bimbo SAB de C.V.		5.950	12/30/49	1,777,500
2,675,000	g	Heineken NV		3.500	01/29/28	2,573,252
1,150,000	g	Heineken NV		4.350	03/29/47	1,135,251
2,725,000	g	MHP Lux S.A.		6.950	04/03/26	2,546,529
3,275,000		Mondelez International, Inc		4.125	05/07/28	3,245,705
1,100,000		PepsiCo, Inc		3.450	10/06/46	983,567
200,000		Philip Morris International, Inc		6.375	05/16/38	241,712
2,650,000	g	Sigma Finance Netherlands BV		4.875	03/27/28	2,530,750
1,500,000		Tyson Foods, Inc		3.550	06/02/27	1,418,559
		TOTAL FOOD, BEVERAGE & TOBACCO				45,035,487

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
4,250,000		Anthem, Inc		3.650	12/01/27	4,024,396
5,350,000		Becton Dickinson and Co		3.700	06/06/27	5,058,385
2,100,000		Cardinal Health, Inc		3.410	06/15/27	1,928,987
500,000	g	Change Healthcare Holdings LLC		5.750	03/01/25	473,050
750,000		Covidien International Finance S.A.		3.200	06/15/22	744,244
1,370,000		Dartmouth-Hitchcock Health		4.178	08/01/48	1,369,639
500,000		Encompass Health Corp		5.750	09/15/25	505,000
3,500,000		Express Scripts Holding Co		3.400	03/01/27	3,196,776
695,000		LifePoint Health, Inc		5.375	05/01/24	668,938
1,300,000		Medtronic, Inc		4.625	03/15/45	1,376,945
1,100,000	g	Tenet Healthcare Corp		4.625	07/15/24	1,041,920
2,640,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	2,438,005
575,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	537,345
750,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	744,399
1,470,000		Zimmer Holdings, Inc		3.550	04/01/25	1,398,894
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				25,506,923

INSURANCE - 1.3%
3,900,000		ACE INA Holdings, Inc		2.875	11/03/22	3,830,696
285,000		Aetna, Inc		6.625	06/15/36	351,532
1,700,000		Allstate Corp		3.280	12/15/26	1,632,510
2,400,000		Allstate Corp		5.750	08/15/53	2,466,000
975,000		American Financial Group, Inc		3.500	08/15/26	914,567
2,400,000		American International Group, Inc		3.900	04/01/26	2,320,287
1,725,000		American International Group, Inc		4.200	04/01/28	1,684,602
3,740,000		Aon plc		3.500	06/14/24	3,636,531
1,800,000		Children’s Hospital Medic		4.268	05/15/44	1,861,087
1,100,000		CNA Financial Corp		3.950	05/15/24	1,099,379
975,000		CNA Financial Corp		3.450	08/15/27	902,935
7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.093	07/13/20	7,565,250
2,300,000	g	Five Corners Funding Trust		4.419	11/15/23	2,365,640
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Hartford Financial Services Group, Inc	4.300%	04/15/43	$330,393
1,875,000		Humana, Inc	3.950	03/15/27	1,843,144
1,050,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	1,062,166
850,000		Lincoln National Corp	3.800	03/01/28	811,873
5,383,000		Markel Corp	3.500	11/01/27	4,994,630
1,400,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,385,205
1,775,000		MetLife, Inc	3.600	11/13/25	1,749,691
630,000		Prudential Financial, Inc	7.375	06/15/19	656,166
3,275,000		Prudential Financial, Inc	3.878	03/27/28	3,235,667
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,340,391
3,675,000		Travelers Cos, Inc	4.000	05/30/47	3,531,675
1,525,000		UnitedHealth Group, Inc	2.950	10/15/27	1,422,467
1,375,000		UnitedHealth Group, Inc	3.750	10/15/47	1,262,687
6,250,000	g,i	Vitality Re IX Ltd	3.512	01/10/22	6,272,500
410,000		WR Berkley Corp	5.375	09/15/20	427,013
		TOTAL INSURANCE			60,956,684

MATERIALS - 1.1%
1,050,000		Albemarle Corp	5.450	12/01/44	1,116,817
100,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	105,459
100,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	106,000
300,000	g	Alcoa Nederland Holding BV	6.125	05/15/28	301,875
375,000		Barrick Gold Corp	3.850	04/01/22	380,389
2,000,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	1,855,000
1,300,000		Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	1,264,913
2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	2,041,823
1,750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	1,666,927
1,025,000	g	CRH America Finance, Inc	3.400	05/09/27	964,401
1,325,000	g	CRH America Finance, Inc	3.950	04/04/28	1,277,446
2,200,000	g	CRH America Finance, Inc	4.500	04/04/48	2,062,071
1,325,000		Dow Chemical Co	4.375	11/15/42	1,257,023
335,000		Eastman Chemical Co	5.500	11/15/19	345,997
2,000,000	g	Equate Petrochemical BV	3.000	03/03/22	1,912,838
150,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	144,750
2,125,000	g	Glencore Funding LLC	4.000	03/27/27	2,005,112
4,550,000		International Paper Co	3.000	02/15/27	4,117,165
2,500,000		International Paper Co	4.350	08/15/48	2,240,735
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,044,289
2,400,000	g	Israel Chemicals Ltd	6.375	05/31/38	2,362,210
500,000	g	James Hardie International Finance DAC	4.750	01/15/25	487,500
1,800,000	g	Klabin Finance S.A.	4.875	09/19/27	1,620,900
2,025,000		LYB International Finance II BV	3.500	03/02/27	1,898,403
950,000		Newmont Mining Corp	3.500	03/15/22	944,414
1,200,000		Newmont Mining Corp	4.875	03/15/42	1,202,464
1,000,000	g	Nova Chemicals Corp	4.875	06/01/24	950,000
2,175,000		Nucor Corp	3.950	05/01/28	2,177,175
925,000		Nutrien Ltd	3.375	03/15/25	870,391
900,000		Nutrien Ltd	4.125	03/15/35	833,776
940,000	g	OCI NV	6.625	04/15/23	953,085
2,000,000	g	OCP S.A.	4.500	10/22/25	1,901,482
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	728,100
3,045,000		Rock Tenn Co	3.500	03/01/20	3,050,957
14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,450,000		Sherwin-Williams Co	3.450%	06/01/27	$1,368,590
1,000,000	g	Tronox Finance plc	5.750	10/01/25	971,250
500,000	g	Tronox, Inc	6.500	04/15/26	496,875
1,575,000	g	WestRock Co	3.750	03/15/25	1,545,057
		TOTAL MATERIALS			51,573,659

MEDIA - 1.2%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,403,652
110,000		21st Century Fox America, Inc	7.625	11/30/28	136,472
85,000		21st Century Fox America, Inc	6.550	03/15/33	101,429
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,692,274
900,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	915,750
600,000	g	CBS Corp	2.900	06/01/23	570,564
1,100,000		CBS Corp	2.900	01/15/27	980,310
800,000		CBS Corp	3.375	02/15/28	711,896
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	952,500
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,005,000
1,275,000		Charter Communications Operating LLC	3.579	07/23/20	1,274,810
3,380,000		Charter Communications Operating LLC	4.464	07/23/22	3,417,658
6,425,000		Charter Communications Operating LLC	4.908	07/23/25	6,486,638
4,000,000		Charter Communications Operating LLC	5.375	05/01/47	3,629,781
6,800,000		Comcast Corp	2.350	01/15/27	5,955,966
4,525,000		Comcast Corp	3.200	07/15/36	3,762,025
1,000,000		Comcast Corp	3.900	03/01/38	910,357
1,250,000		Discovery Communications LLC	2.950	03/20/23	1,195,012
3,750,000		Discovery Communications LLC	3.950	03/20/28	3,549,898
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	622,236
125,000	g	EW Scripps Co	5.125	05/15/25	117,187
550,000	g	Gray Television, Inc	5.875	07/15/26	523,187
960,000	g	Meredith Corp	6.875	02/01/26	946,800
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,463,997
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,126,415
125,000	g	Nielsen Finance LLC	5.000	04/15/22	122,825
90,000	g	Tegna, Inc	4.875	09/15/21	90,112
150,000	g	Tegna, Inc	5.500	09/15/24	150,000
250,000		Time Warner Cable, Inc	5.875	11/15/40	244,422
4,350,000		Time Warner, Inc	2.100	06/01/19	4,319,682
4,250,000		Time Warner, Inc	3.800	02/15/27	4,018,487
2,000,000		Viacom, Inc	3.450	10/04/26	1,830,948
200,000		Viacom, Inc	5.850	09/01/43	200,856
125,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	122,364
		TOTAL MEDIA			57,551,510

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
925,000		Abbott Laboratories	3.875	09/15/25	921,745
10,750,000		Abbott Laboratories	3.750	11/30/26	10,562,627
1,200,000		Abbott Laboratories	5.300	05/27/40	1,312,751
5,500,000		AbbVie, Inc	3.200	05/14/26	5,128,930
2,072,000		AbbVie, Inc	4.400	11/06/42	1,966,642
2,900,000		Actavis Funding SCS	3.800	03/15/25	2,815,205
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		Actavis Funding SCS	4.550%	03/15/35	$2,844,628
5,795,000		Amgen, Inc	2.600	08/19/26	5,228,745
1,775,000		AstraZeneca plc	3.125	06/12/27	1,661,773
900,000		Celgene Corp	3.875	08/15/25	874,315
4,500,000		Celgene Corp	3.450	11/15/27	4,136,051
2,150,000		Celgene Corp	3.900	02/20/28	2,038,302
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,505,572
635,000		Gilead Sciences, Inc	4.000	09/01/36	610,607
875,000		Gilead Sciences, Inc	4.150	03/01/47	835,457
2,050,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	2,065,746
2,700,000		Johnson & Johnson	2.900	01/15/28	2,576,000
1,250,000		Johnson & Johnson	3.400	01/15/38	1,179,762
1,075,000		Mylan NV	3.950	06/15/26	1,027,582
2,075,000	g	Mylan, Inc	4.550	04/15/28	2,027,011
3,050,000		Novartis Capital Corp	3.000	11/20/25	2,942,037
2,000,000		Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	1,997,253
5,850,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,700,141
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			63,958,882

REAL ESTATE - 1.2%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,213,598
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	434,272
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	648,164
1,450,000		American Tower Corp	3.000	06/15/23	1,389,891
600,000		American Tower Corp	3.375	10/15/26	555,152
1,200,000		American Tower Corp	3.600	01/15/28	1,111,439
3,000,000		Boston Properties LP	3.200	01/15/25	2,854,858
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	1,965,043
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,110,305
900,000		Brandywine Operating Partnership LP	3.950	11/15/27	854,761
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,145,381
1,340,000		Brixmor Operating Partnership LP	4.125	06/15/26	1,296,559
1,075,000		Brixmor Operating Partnership LP	3.900	03/15/27	1,015,836
630,000		Camden Property Trust	4.625	06/15/21	649,637
1,650,000		Camden Property Trust	2.950	12/15/22	1,606,240
980,000		Crown Castle International Corp	4.875	04/15/22	1,010,029
1,225,000		Crown Castle International Corp	3.700	06/15/26	1,154,684
400,000		Crown Castle International Corp	3.650	09/01/27	371,920
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,035,721
646,000		DDR Corp	3.625	02/01/25	612,817
1,000,000		DDR Corp	4.700	06/01/27	1,006,746
950,000		Digital Realty Trust LP	3.700	08/15/27	902,465
425,000		Duke Realty LP	3.250	06/30/26	398,476
600,000		Equity One, Inc	3.750	11/15/22	597,349
850,000		Essex Portfolio LP	3.375	01/15/23	832,900
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	318,982
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,633,527
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	822,193
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	663,348
1,625,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,526,805
600,000		Highwoods Realty LP	3.875	03/01/27	577,636
1,025,000		Highwoods Realty LP	4.125	03/15/28	1,006,176
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Kimco Realty Corp	3.800%	04/01/27	$380,341
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,220,086
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,182,982
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,040,280
1,150,000		Mid-America Apartments LP	3.600	06/01/27	1,101,794
575,000		National Retail Properties, Inc	3.800	10/15/22	575,636
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,047,974
625,000		National Retail Properties, Inc	4.000	11/15/25	612,991
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,750,659
1,100,000		Regency Centers LP	3.900	11/01/25	1,076,162
1,950,000		Regency Centers LP	3.600	02/01/27	1,852,295
2,175,000		Ventas Realty LP	4.000	03/01/28	2,101,862
400,000		Weingarten Realty Investors	3.375	10/15/22	394,418
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,849,095
475,000		Weingarten Realty Investors	4.450	01/15/24	483,744
1,025,000		Weingarten Realty Investors	3.850	06/01/25	995,465
700,000		Weingarten Realty Investors	3.250	08/15/26	644,785
1,050,000		Welltower, Inc	4.000	06/01/25	1,029,462
1,000,000	g	WeWork Cos, Inc	7.875	05/01/25	957,500
		TOTAL REAL ESTATE			57,620,441

RETAILING - 0.7%
675,000		Asbury Automotive Group, Inc	6.000	12/15/24	668,884
1,667,000		AutoNation, Inc	5.500	02/01/20	1,716,503
1,100,000		AutoNation, Inc	3.800	11/15/27	1,020,950
3,200,000		AutoZone, Inc	2.500	04/15/21	3,122,310
2,175,000		Home Depot, Inc	2.000	04/01/21	2,121,287
2,175,000		Home Depot, Inc	3.350	09/15/25	2,140,171
1,275,000		Home Depot, Inc	3.000	04/01/26	1,217,867
1,625,000		Home Depot, Inc	3.500	09/15/56	1,394,549
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	640,150
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,054,210
715,000		Penske Automotive Group, Inc	5.500	05/15/26	700,700
200,000	†,g	PetSmart, Inc	7.125	03/15/23	134,260
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,225,835
450,000	g	Rolls-Royce plc	3.625	10/14/25	443,451
1,100,000	g	Staples, Inc	8.500	09/15/25	1,025,750
2,975,000		Target Corp	2.500	04/15/26	2,732,590
2,900,000		Target Corp	3.625	04/15/46	2,581,393
6,550,000		Walmart, Inc	3.700	06/26/28	6,593,091
2,175,000		Walmart, Inc	3.950	06/28/38	2,173,334
		TOTAL RETAILING			33,707,285

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
5,600,000		Intel Corp	2.875	05/11/24	5,421,266
1,500,000		Intel Corp	2.600	05/19/26	1,398,176
1,150,000		Intel Corp	3.734	12/08/47	1,082,489
1,100,000		Maxim Integrated Products, Inc	3.450	06/15/27	1,039,537
2,050,000	g	Microchip Technology, Inc	3.922	06/01/21	2,053,250
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,052,779
1,100,000		Texas Instruments, Inc	4.150	05/15/48	1,116,494
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			13,163,991
17

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SOFTWARE & SERVICES - 0.8%
$2,325,000		Activision Blizzard Inc	2.300%	09/15/21	$2,249,467
675,000		Activision Blizzard Inc	3.400	09/15/26	640,755
2,000,000		Baidu, Inc	2.875	07/06/22	1,926,178
1,395,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,404,018
14,000,000		Microsoft Corp	2.400	08/08/26	12,945,930
1,200,000		Microsoft Corp	4.100	02/06/37	1,249,421
1,860,000		Microsoft Corp	3.700	08/08/46	1,805,456
325,000		NCR Corp	5.875	12/15/21	329,875
3,075,000		Oracle Corp	2.500	05/15/22	2,993,342
4,775,000		Oracle Corp	2.650	07/15/26	4,402,088
1,625,000		Oracle Corp	3.800	11/15/37	1,536,035
2,075,000		Oracle Corp	4.000	11/15/47	1,957,828
875,000		salesforce.com, Inc	3.700	04/11/28	868,388
1,900,000		Total System Services, Inc	4.450	06/01/28	1,888,751
		TOTAL SOFTWARE & SERVICES			36,197,532

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
2,275,000		Amphenol Corp	3.125	09/15/21	2,261,671
5,575,000		Apple, Inc	2.450	08/04/26	5,115,117
11,850,000		Apple, Inc	3.200	05/11/27	11,430,479
1,100,000		Apple, Inc	4.650	02/23/46	1,184,061
2,550,000		Broadcom Corp	3.875	01/15/27	2,411,059
500,000		Broadcom Corp	3.500	01/15/28	455,155
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,545,919
725,000	g	CommScope, Inc	5.500	06/15/24	728,625
500,000	g	CommScope, Inc	6.000	06/15/25	510,625
675,000		Corning, Inc	4.375	11/15/57	587,927
3,375,000	g	Dell International LLC	4.420	06/15/21	3,422,900
3,550,000	g	Dell International LLC	6.020	06/15/26	3,732,018
1,100,000		L3 Technologies, Inc	3.850	06/15/23	1,097,336
1,075,000	g	Millicom International Cellular S.A.	5.125	01/15/28	987,388
1,025,000		Motorola Solutions, Inc	4.600	02/23/28	1,019,044
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,788,479
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,013,738
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	515,050
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			50,806,591

TELECOMMUNICATION SERVICES - 1.3%
14,750,000		AT&T, Inc	3.400	05/15/25	13,871,816
8,425,000	g	AT&T, Inc	4.300	02/15/30	7,965,944
2,300,000		AT&T, Inc	4.500	05/15/35	2,126,107
2,075,000	g	AT&T, Inc	5.150	11/15/46	1,953,372
1,175,000		AT&T, Inc	4.500	03/09/48	1,008,545
2,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,383,083
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	834,549
500,000		France Telecom S.A.	5.375	01/13/42	545,560
2,000,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	1,970,656
2,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,001,944
2,400,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	2,352,862
18

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$675,000		Telefonica Emisiones SAU	4.103%	03/08/27	$652,546
425,000		T-Mobile USA, Inc	6.375	03/01/25	440,938
2,300,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	2,079,117
1,550,000		Verizon Communications, Inc	3.376	02/15/25	1,488,696
4,886,000	g	Verizon Communications, Inc	4.329	09/21/28	4,842,363
11,097,000		Verizon Communications, Inc	4.272	01/15/36	10,230,618
875,000		Verizon Communications, Inc	4.125	08/15/46	746,865
3,150,000		Vodafone Group plc	4.375	05/30/28	3,109,030
		TOTAL TELECOMMUNICATION SERVICES			60,604,611

TRANSPORTATION - 1.0%
5,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	4,902,905
1,250,000		Canadian Pacific Railway Co	2.900	02/01/25	1,189,692
3,275,000		CSX Corp	3.800	11/01/46	2,899,417
1,100,000		CSX Corp	4.300	03/01/48	1,047,324
3,475,000		Delta Air Lines, Inc	3.625	03/15/22	3,434,878
2,200,000		Delta Air Lines, Inc	3.800	04/19/23	2,173,314
700,000		FedEx Corp	4.100	02/01/45	630,288
3,050,000		FedEx Corp	4.050	02/15/48	2,734,375
4,240,000		GATX Corp	2.500	03/15/19	4,230,022
6,000,000		Kansas City Southern	2.350	05/15/20	5,889,316
3,000,000	g	Mexico City Airport Trust	5.500	07/31/47	2,673,000
2,300,000		Norfolk Southern Corp	4.050	08/15/52	2,095,632
2,775,000		Northrop Grumman Corp	3.250	01/15/28	2,610,852
1,075,000		Northrop Grumman Corp	4.030	10/15/47	1,007,016
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,629,739
1,975,000	g	Transnet SOC Ltd	4.000	07/26/22	1,871,182
3,275,000		Union Pacific Corp	4.500	09/10/48	3,304,570
		TOTAL TRANSPORTATION			45,323,522

UTILITIES - 3.6%
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	956,431
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	975,581
2,075,000		AGL Capital Corp	3.875	11/15/25	2,041,326
1,250,000		AGL Capital Corp	4.400	06/01/43	1,223,796
725,000		Alabama Power Co	4.150	08/15/44	714,962
2,600,000		Ameren Corp	3.650	02/15/26	2,518,013
1,650,000		American Water Capital Corp	3.000	12/01/26	1,551,372
1,400,000		American Water Capital Corp	4.000	12/01/46	1,361,573
2,275,000		American Water Capital Corp	3.750	09/01/47	2,098,591
775,000		Atmos Energy Corp	8.500	03/15/19	804,372
375,000		Atmos Energy Corp	4.125	10/15/44	378,164
3,000,000		Avangrid, Inc	3.150	12/01/24	2,884,516
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,918,673
2,400,000	g	Bayer US Finance II LLC	4.375	12/15/28	2,403,560
1,650,000	g	Bayer US Finance II LLC	4.875	06/25/48	1,665,687
2,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	2,804,429
1,075,000		Black Hills Corp	4.250	11/30/23	1,091,731
850,000		Black Hills Corp	3.150	01/15/27	785,008
2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	1,917,500
1,625,000	g	Calpine Corp	5.250	06/01/26	1,531,563
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,542,432
19

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$159,000		CenterPoint Energy Resources Corp	4.500%	01/15/21	$162,479
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	779,046
1,125,000		CMS Energy Corp	3.600	11/15/25	1,101,437
395,000		Commonwealth Edison Co	5.900	03/15/36	479,437
415,000		Connecticut Light & Power Co	5.500	02/01/19	421,526
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,157,855
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,477,925
2,325,000		DTE Electric Co	3.750	08/15/47	2,196,928
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	264,540
3,050,000		Duke Energy Corp	1.800	09/01/21	2,917,935
4,575,000		Duke Energy Corp	2.650	09/01/26	4,119,087
3,125,000		Duke Energy Corp	3.750	09/01/46	2,766,255
5,276,873		Duke Energy Florida Project Finance LLC	1.196	03/01/20	5,198,328
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,800,040
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	661,224
3,600,000		Enel Chile S.A.	4.875	06/12/28	3,625,200
4,994,000		Entergy Corp	4.000	07/15/22	5,054,716
3,075,000		Entergy Corp	2.950	09/01/26	2,807,647
4,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,438,250
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	2,954,493
4,650,000		Fortis, Inc	3.055	10/04/26	4,235,114
1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,604,531
630,000		Indiana Michigan Power Co	7.000	03/15/19	648,584
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,074,687
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,865,000
555,000		Integrys Energy Group, Inc	4.170	11/01/20	564,542
5,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,822,810
195,000	g	Kansas Gas & Electric	6.700	06/15/19	201,821
1,900,000	g	KazTransGas JSC	4.375	09/26/27	1,759,088
2,925,000	g	Korea Southern Power Co Ltd	3.000	01/29/21	2,882,373
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,059,661
575,000	g	Listrindo Capital BV	4.950	09/14/26	514,625
2,175,000		MidAmerican Energy Co	3.650	08/01/48	2,019,793
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,521,657
2,800,000	g	Minejesa Capital BV	5.625	08/10/37	2,520,622
630,000		Nevada Power Co	6.500	08/01/18	631,805
4,100,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	3,939,546
3,075,000		NiSource Finance Corp	3.490	05/15/27	2,943,324
900,000		NRG Energy, Inc	6.250	05/01/24	922,500
1,250,000	g	NRG Energy, Inc	5.750	01/15/28	1,228,125
2,175,000		Ohio Power Co	4.150	04/01/48	2,185,473
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,438,397
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	203,321
1,675,000		Pacific Gas & Electric Co	3.750	08/15/42	1,380,863
1,150,000		Pacific Gas & Electric Co	4.600	06/15/43	1,062,140
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,443,485
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,823,096
1,800,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	1,827,715
4,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	3,646,000
135,000		Potomac Electric Power Co	7.900	12/15/38	196,454
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	3,933,475
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	995,365
20

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$565,000		Progress Energy, Inc	7.050%	03/15/19	$581,206
	3,450,000		PSEG Power LLC	3.850	06/01/23	3,433,013
	1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,827,061
	1,775,000	g	Rio Oil Finance Trust	8.200	04/06/28	1,798,075
	1,150,000		Sempra Energy	2.875	10/01/22	1,113,909
	700,000		Southern California Edison Co	4.125	03/01/48	661,721
	1,750,000		Southern Co	4.400	07/01/46	1,707,067
	1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,079,598
	4,950,000		Southern Power Co	2.500	12/15/21	4,809,393
	1,925,000		Southern Power Co	4.150	12/01/25	1,927,392
	2,625,000		Southwest Gas Corp	3.700	04/01/28	2,616,268
	3,000,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,645,967
	845,000		Virginia Electric & Power Co	2.950	01/15/22	835,586
	2,075,000		Virginia Electric & Power Co	3.500	03/15/27	2,035,803
	804,107	h	Vistra Energy Corp	1.000	08/01/23	797,827
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	981,823
	1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,727,483
	470,000		Xcel Energy, Inc	4.800	09/15/41	501,216
			TOTAL UTILITIES			172,730,028

			TOTAL CORPORATE BONDS			1,472,213,274
			(Cost $1,524,523,127)

GOVERNMENT BONDS - 44.1%

AGENCY SECURITIES - 0.4%
	2,116,844		AMAL Ltd	3.465	08/21/21	2,135,984
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,446,905
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,253,251
	1,660,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,703,177
			TOTAL AGENCY SECURITIES			16,539,317

FOREIGN GOVERNMENT BONDS - 4.0%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	1,900,150
	3,000,000	g	Angolan Government International Bond	8.250	05/09/28	2,999,211
	2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	2,055,900
	3,200,000		Argentina Republic Government International Bond	5.875	01/11/28	2,600,000
	2,215,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,947,703
	175,000	g	Barbados Government International Bond	7.000	08/04/22	96,250
	1,500,000	g	Bermuda Government International Bond	4.854	02/06/24	1,543,215
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,196,425
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,981,625
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,217,969
	$1,650,000		Brazilian Government International Bond	5.625	02/21/47	1,400,850
	1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,472,589
	5,500,000		Chile Government International Bond	3.240	02/06/28	5,249,750
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,443,675
	1,200,000		Colombia Government International Bond	5.000	06/15/45	1,180,500
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,468,750
DOP	121,500,000	g	Dominican Republic International Bond	8.900	02/15/23	2,531,753
21

TIAA-CREF FUNDS - Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
DOP	120,000,000	g	Dominican Republic International Bond		12.000%	03/05/32	$2,661,805
	3,000,000	g	Dominican Republic International Bond		6.500	02/15/48	2,846,250
	2,425,000	g	Ecuador Government International Bond		9.650	12/13/26	2,271,497
	1,125,000	g	Egypt Government International Bond		5.577	02/21/23	1,065,904
	1,500,000	g	Egypt Government International Bond		8.500	01/31/47	1,448,877
	1,250,000	g	El Salvador Government International Bond		5.875	01/30/25	1,169,325
	725,000	g	El Salvador Government International Bond		8.625	02/28/29	775,750
	395,000		European Investment Bank		4.875	02/15/36	487,504
	1,800,000	g	Export Credit Bank of Turkey		4.250	09/18/22	1,605,676
	1,500,000	g	Export-Import Bank of China		2.850	09/16/20	1,477,144
	7,000,000	g	Export-Import Bank of India		3.875	02/01/28	6,575,268
	900,000		Export-Import Bank of Korea		2.250	01/21/20	886,266
	1,500,000	g	Ghana Government International Bond		8.627	06/16/49	1,456,560
	850,000	g	Guatemala Government International Bond		4.500	05/03/26	812,183
	2,725,000	g	Guatemala Government International Bond		4.375	06/05/27	2,527,437
EUR	1,700,000	g	Hellenic Republic Government Bond		3.375	02/15/25	1,964,288
	$1,300,000	g	Honduras Government International Bond		7.500	03/15/24	1,385,800
IDR	25,500,000,000		Indonesia Treasury Bond		7.500	08/15/32	1,668,266
	$3,100,000		Israel Government International Bond		3.250	01/17/28	2,990,527
	2,175,000		Israel Government International Bond		4.125	01/17/48	2,048,809
	1,205,000		Italy Government International Bond		6.875	09/27/23	1,331,923
	1,748,250	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	1,617,150
	1,950,000	g	Ivory Coast Government International Bond		6.125	06/15/33	1,717,030
	3,025,000		Jamaica Government International Bond		8.000	03/15/39	3,389,633
	1,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	977,497
	1,280,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	1,243,238
	975,000	g	Jordan Government International Bond		7.375	10/10/47	890,749
	2,900,000	g	Kenya Government International Bond		7.250	02/28/28	2,782,434
	1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,114,384
	2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.876	03/12/21	1,998,089
	1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,567,078
	1,500,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,454,035
	3,550,000	g	Kuwait International Government Bond		2.750	03/20/22	3,457,288
MXN	19,270,000		Mexican Bonos		8.000	12/07/23	984,184
	$1,800,000		Mexico Government International Bond		4.000	10/02/23	1,805,400
	2,200,000		Mexico Government International Bond		4.150	03/28/27	2,165,900
	3,550,000		Mexico Government International Bond		4.750	03/08/44	3,308,182
	2,000,000	g	Morocco Government International Bond		5.500	12/11/42	2,016,034
	1,725,000	g	Nigeria Government International Bond		6.500	11/28/27	1,602,090
	700,000	g	Nigeria Government International Bond		7.143	02/23/30	659,821
	3,000,000	g	Pakistan Government International Bond		6.875	12/05/27	2,609,592
	1,950,000		Panama Government International Bond		6.700	01/26/36	2,388,750
	2,000,000		Panama Government International Bond		4.500	05/15/47	1,940,000
	1,200,000	g	Paraguay Government International Bond		5.600	03/13/48	1,164,000
	1,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	1,468,125
	6,100,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	5,953,600
	1,300,000		Peruvian Government International Bond		8.750	11/21/33	1,907,750
	850,000		Peruvian Government International Bond		5.625	11/18/50	987,062
	950,000	g	Petroamazonas EP		4.625	11/06/20	860,813
	620,000		Province of Quebec Canada		7.500	09/15/29	849,927
	1,500,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	1,381,995
	1,400,000	g	Republic of Paraguay		6.100	08/11/44	1,431,500
22

TIAA-CREF FUNDS - Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$2,475,000		Republic of South Africa Government International Bond		4.850%	09/27/27	$2,337,538
	2,272,000	g	Romanian Government International Bond		5.125	06/15/48	2,183,472
RUB	160,000,000		Russian Federal Bond - Federal Loan Obligation		7.000	01/25/23	2,513,581
	$2,000,000	g	Russian Foreign Bond - Eurobond		4.375	03/21/29	1,931,636
	2,000,000	g	Russian Foreign Bond - Eurobond		5.250	06/23/47	1,925,000
	1,850,000	g	Saudi Government International Bond		2.875	03/04/23	1,779,463
	2,500,000	g	Saudi Government International Bond		3.250	10/26/26	2,342,110
	6,400,000	g	Saudi Government International Bond		4.500	04/17/30	6,386,509
	1,200,000	g	Senegal Government International Bond		6.250	05/23/33	1,062,636
	2,000,000	g	Senegal Government International Bond		6.750	03/13/48	1,703,844
RSD	290,000,000		Serbia Treasury Bonds		5.875	02/08/28	3,085,553
	$2,000,000		South Africa Government International Bond		5.875	09/16/25	2,051,900
	1,500,000	g	Sri Lanka Government International Bond		5.750	01/18/22	1,473,635
LKR	415,000,000		Sri Lanka Government International Bond		11.500	05/15/23	2,729,814
	$1,550,000	g	Sri Lanka Government International Bond		6.850	11/03/25	1,498,712
	1,700,000		Svensk Exportkredit AB		1.750	05/18/20	1,668,369
	5,400,000		Turkey Government International Bond		3.250	03/23/23	4,788,385
	275,000		Turkey Government International Bond		5.750	03/22/24	264,760
	1,250,000		Turkey Government International Bond		6.000	03/25/27	1,174,049
	3,775,000		Turkey Government International Bond		5.125	02/17/28	3,320,928
	1,050,000		Turkey Government International Bond		6.875	03/17/36	986,177
	2,800,000	g	Ukraine Government International Bond		7.375	09/25/32	2,396,747
UYU	41,525,000	g	Uruguay Government International Bond		9.875	06/20/22	1,310,972
	$1,025,000		Uruguay Government International Bond		4.375	10/27/27	1,037,812
	2,000,000		Uruguay Government International Bond		5.100	06/18/50	1,966,000
	2,400,000	g	Zambia Government International Bond		8.500	04/14/24	2,130,931
			TOTAL FOREIGN GOVERNMENT BONDS				189,487,237

MORTGAGE BACKED - 13.4%
	8,136,527		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	8,228,482
	2,815,598		FHLMC		3.000	03/15/44	2,753,662
	6,503,021		FHLMC		3.500	09/15/44	6,515,170
	9,737,190	i	FHLMC	LIBOR 1 M + 9.920%	6.603	06/15/48	10,334,883
	1,975		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	2,012
	3,098,307		FGLMC		3.500	03/01/27	3,134,634
	70		FGLMC		6.500	10/01/28	78
	4,932		FGLMC		6.500	01/01/29	5,492
	1,254		FGLMC		6.500	03/01/29	1,397
	22,813		FGLMC		6.500	07/01/29	25,406
	852		FGLMC		8.000	01/01/31	908
	7,095		FGLMC		6.500	09/01/31	8,017
	26,779		FGLMC		8.000	09/01/31	29,915
	113,345		FGLMC		7.000	12/01/31	125,690
	96,715		FGLMC		4.500	07/01/33	101,374
	315,469		FGLMC		5.000	09/01/33	339,610
	141,539		FGLMC		5.500	09/01/33	154,697
	127,708		FGLMC		5.500	09/01/33	138,177
	219,962		FGLMC		5.500	10/01/33	240,528
	255,012		FGLMC		5.500	12/01/33	276,322
	668,873		FGLMC		7.000	12/01/33	749,932
	222,977		FGLMC		4.500	04/01/35	233,094
23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$205,336		FGLMC	7.000%	05/01/35	$230,031
176,711		FGLMC	5.000	04/01/38	188,880
165,066		FGLMC	5.000	07/01/39	176,273
176,744		FGLMC	4.500	11/01/44	185,557
286,534		FGLMC	4.500	11/01/44	301,858
97,225		FGLMC	4.500	12/01/44	101,690
158,954		FGLMC	4.500	12/01/44	168,594
1,365,321		FGLMC	3.500	04/01/45	1,366,047
12,863,201		FGLMC	3.500	10/01/45	12,864,062
7,527,965		FGLMC	4.000	12/01/45	7,737,383
28,665,247	h	FGLMC	3.500	08/01/46	28,700,096
11,207,932		FGLMC	3.000	01/01/47	10,850,048
26,325,148		FGLMC	3.000	02/01/47	25,495,090
7,314,812		FGLMC	4.000	09/01/47	7,558,234
12,821,596		FGLMC	4.000	03/01/48	13,153,431
368		Federal National Mortgage Association (FNMA)	8.000	07/01/24	407
248		FNMA	7.500	01/01/29	269
1,652		FNMA	7.500	03/01/31	1,870
672		FNMA	7.500	05/01/31	675
671		FNMA	6.500	09/01/31	740
6,976		FNMA	6.500	11/01/31	7,689
4,876,239		FNMA	3.500	02/01/32	4,939,036
2,655,375		FNMA	3.500	05/01/32	2,696,439
5,239,444		FNMA	3.500	07/01/32	5,306,841
112,585		FNMA	6.500	07/01/32	125,005
7,965,892		FNMA	3.000	11/01/32	7,923,364
1,446,543		FNMA	5.000	06/01/33	1,548,860
2,617,012		FNMA	5.000	10/01/33	2,802,672
1,185,776		FNMA	5.500	03/01/34	1,289,452
19,497		FNMA	6.000	11/01/34	21,308
1,528,003		FNMA	5.000	05/01/35	1,636,103
1,135,294		FNMA	5.000	10/01/35	1,216,029
6,579		FNMA	5.000	11/01/35	6,691
593,681		FNMA	5.000	02/01/36	635,831
444,237		FNMA	5.500	08/01/37	482,485
162,464		FNMA	6.000	09/01/37	182,464
1,114,873		FNMA	5.500	04/01/38	1,203,931
632,148		FNMA	5.500	11/01/38	684,725
35,112		FNMA	4.500	04/01/39	36,701
446,810		FNMA	5.500	08/01/39	487,977
57,364		FNMA	4.500	02/01/40	60,252
384,069		FNMA	5.000	08/01/40	411,952
762,022		FNMA	5.000	09/01/40	816,748
14,702		FNMA	6.000	10/01/40	16,185
168,981		FNMA	4.500	11/01/40	177,769
305,875		FNMA	4.500	01/01/41	321,807
231,067		FNMA	4.500	02/01/41	242,481
1,019,573		FNMA	5.000	05/01/41	1,093,630
301,843		FNMA	4.500	06/01/41	317,138
268,064		FNMA	4.500	06/01/41	281,648
1,053,435		FNMA	5.000	07/01/41	1,129,717
24

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$243,850		FNMA	4.500%	12/01/41	$255,718
6,000,553		FNMA	5.500	12/01/41	6,647,344
334,608		FNMA	4.500	01/01/42	351,564
239,108		FNMA	4.500	03/01/42	250,267
291,935		FNMA	4.500	04/01/42	306,726
886,845		FNMA	4.500	04/01/42	932,993
363,813		FNMA	4.500	06/01/42	382,246
771,836		FNMA	4.500	06/01/42	810,427
250,750		FNMA	4.500	07/01/42	263,453
220,074		FNMA	4.500	03/01/44	231,221
1,288,653		FNMA	4.500	06/01/44	1,348,053
5,671,011		FNMA	4.500	06/01/44	5,944,288
3,541,204		FNMA	4.500	08/01/44	3,711,488
4,546,563		FNMA	4.500	10/01/44	4,766,303
3,483,843		FNMA	4.500	11/01/44	3,651,233
748,010		FNMA	4.500	12/01/44	784,196
9,555,012		FNMA	3.000	02/25/45	9,466,396
2,611,734		FNMA	3.000	02/25/45	2,577,773
374,532		FNMA	3.500	03/01/45	374,940
262,571		FNMA	3.500	03/01/45	262,857
2,787,286		FNMA	3.000	03/25/45	2,749,829
6,123,385		FNMA	3.500	04/25/45	6,167,290
9,360,450		FNMA	3.500	04/25/45	9,412,425
3,418,928		FNMA	3.500	05/01/45	3,430,691
20,145,749		FNMA	3.000	12/25/45	19,721,836
7,502,537		FNMA	3.500	01/01/46	7,499,439
6,732,623		FNMA	4.000	01/01/46	6,910,802
6,067,675		FNMA	3.500	06/01/46	6,061,119
2,854,788		FNMA	3.500	08/01/46	2,849,787
3,446,471		FNMA	3.500	10/01/46	3,442,747
11,104,363		FNMA	3.500	12/01/46	11,082,043
39,627,698	h	FNMA	3.500	01/01/47	39,541,905
7,076,846	h	FNMA	3.000	04/01/47	6,863,813
94,093	h	FNMA	3.500	08/01/47	93,838
3,598,187	h	FNMA	3.500	11/01/47	3,583,146
3,187,496		FNMA	4.500	02/01/48	3,357,183
33,623,594		FNMA	3.000	02/25/48	32,881,481
6,512,031		FNMA	4.000	03/01/48	6,683,844
13,435,830		FNMA	4.500	03/01/48	14,151,083
91,268,182	h	FNMA	4.000	04/01/48	93,167,721
28,650,000	h	FNMA	4.500	07/01/48	29,870,195
61		Government National Mortgage Association (GNMA)	7.000	01/15/28	66
1,413		GNMA	7.000	02/15/28	1,434
658		GNMA	7.000	06/15/28	694
498		GNMA	7.000	06/15/28	507
1,733		GNMA	6.500	09/15/28	1,911
990		GNMA	6.500	09/15/28	1,092
4,256		GNMA	6.500	11/15/28	4,693
2,597		GNMA	7.500	11/15/28	2,823
502		GNMA	8.500	07/15/30	503
15,023		GNMA	8.500	10/15/30	15,613
25

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,493		GNMA	8.500%	10/20/30	$7,493
814		GNMA	8.500	12/15/30	977
1,278		GNMA	7.000	06/20/31	1,474
3,054		GNMA	7.000	07/15/31	3,145
3,394		GNMA	7.000	07/15/31	3,661
367		GNMA	6.500	03/15/33	405
17,623		GNMA	6.000	10/20/36	19,452
20,596		GNMA	6.000	01/20/37	22,819
73,395		GNMA	6.000	02/20/37	81,084
45,901		GNMA	6.000	08/20/38	50,750
60,832		GNMA	6.500	11/20/38	68,167
12,483		GNMA	4.500	02/20/39	13,247
559,415		GNMA	5.000	06/15/39	597,529
17,624		GNMA	4.500	08/20/41	18,690
62,992		GNMA	4.500	09/20/41	66,823
13,753		GNMA	4.500	01/20/44	14,601
14,539		GNMA	4.500	02/20/44	15,363
26,558		GNMA	4.500	05/20/44	28,193
181,141		GNMA	4.500	05/20/44	192,120
206,606		GNMA	4.500	08/20/44	219,427
208,553		GNMA	4.500	09/20/44	220,962
73,995		GNMA	4.500	10/20/44	78,284
45,405		GNMA	4.500	11/20/44	47,460
129,964		GNMA	4.500	12/20/44	137,897
197,443		GNMA	4.500	02/20/45	209,578
230,618		GNMA	4.500	08/20/45	244,940
245,841		GNMA	4.500	08/20/45	260,816
229,764		GNMA	4.500	12/20/45	243,662
13,737,428		GNMA	3.000	12/20/47	13,444,493
27,968,152		GNMA	3.500	12/20/47	28,091,894
23,464,042		GNMA	3.000	01/20/48	22,963,700
23,241,986		GNMA	3.500	01/20/48	23,344,818
9,554,571		GNMA	4.000	03/20/48	9,799,003
		TOTAL MORTGAGE BACKED			633,967,611

MUNICIPAL BONDS - 5.8%
18,410,000		California State University	3.899	11/01/47	18,476,828
3,670,000	h	City of Los Angeles CA	3.320	09/01/24	3,659,981
3,670,000	h	City of Los Angeles CA	3.450	09/01/25	3,657,485
3,935,000		Commonwealth Financing Authority	3.864	06/01/38	3,852,050
2,500,000		Commonwealth of Massachusetts	3.277	06/01/46	2,297,975
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,804,519
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,442,130
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,438,275
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,335,745
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,312,400
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,350,850
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,256,001
7,775,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	7,796,925
15,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	14,907,150
26

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651%	01/15/46	$8,539,263
5,075,000	Illinois Finance Authority	3.944	08/15/47	5,090,885
1,890,000	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,882,251
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,179,338
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,248,080
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	958,400
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,479,701
6,000,000	New York State Dormitory Authority	3.879	07/01/46	5,866,440
7,500,000	Port of Morrow OR	1.582	09/01/20	7,299,000
5,000,000	Port of Morrow OR	1.782	09/01/21	4,813,650
2,000,000	Port of Seattle WA	3.471	05/01/31	1,939,100
1,625,000	Port of Seattle WA	3.571	05/01/32	1,585,545
1,955,000	Public Finance Authority	4.269	07/01/40	1,966,965
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	948,480
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	941,990
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,169,038
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,658,265
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,480,176
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	644,777
905,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	831,523
4,500,000	San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,455,540
5,000,000	San Francisco City & County Redevelopment Agency	2.813	08/01/21	4,944,900
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	867,545
11,365,000	San Jose Redevelopment Agency	3.375	08/01/34	10,874,373
13,060,000	State of California	4.600	04/01/38	13,680,089
3,460,000	State of Georgia	1.910	02/01/23	3,290,668
1,845,000	State of Illinois	4.700	01/01/21	1,862,214
5,325,000	State of Illinois	5.100	06/01/33	5,039,367
13,000,000	State of Michigan	1.779	11/01/21	12,562,160
7,000,000	State of Michigan	1.966	11/01/22	6,716,150
9,900,000	State of Wisconsin	3.154	05/01/27	9,678,042
1,763,000	State Public School Building Authority	5.000	09/15/27	1,914,512
7,500,000	Texas A&M University	3.993	05/15/37	7,648,575
25,830,000	The Ohio State University	3.798	12/01/46	25,558,785
1,185,000	University of California	1.228	05/15/19	1,173,055
1,920,000	University of California	1.534	05/15/20	1,875,706
1,000,000	University of California	1.784	05/15/21	966,610
27

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$15,000,000		University of California	1.910%	05/15/21	$14,562,750
3,000,000		University of California	2.020	05/15/22	2,871,450
3,000,000		University of California	2.220	05/15/23	2,855,640
2,000,000		University of California	2.439	05/15/24	1,891,740
2,000,000		University of California	2.589	05/15/25	1,885,460
6,635,000		University of California	3.552	05/15/39	6,341,667
		TOTAL MUNICIPAL BONDS			275,628,179

U.S. TREASURY SECURITIES - 20.5%
5,000,000		United States Treasury Bond	4.500	02/15/36	6,109,375
2,250,000		United States Treasury Bond	4.750	02/15/37	2,849,326
43,050,000		United States Treasury Bond	3.500	02/15/39	46,838,736
16,015,000		United States Treasury Bond	3.875	08/15/40	18,405,990
14,380,000		United States Treasury Bond	2.500	05/15/46	13,053,782
10,450,000		United States Treasury Bond	3.000	05/15/47	10,469,185
90,095,000		United States Treasury Bond	2.750	11/15/47	85,875,316
25,230,000		United States Treasury Bond	3.000	02/15/48	25,289,133
10,400,000		United States Treasury Bond	3.125	05/15/48	10,679,094
26,507,160	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	25,928,437
1,600,000		United States Treasury Note	0.750	08/31/18	1,596,971
4,375,000		United States Treasury Note	1.000	11/30/18	4,355,688
2,550,000		United States Treasury Note	1.250	12/31/18	2,538,346
740,000		United States Treasury Note	1.125	02/28/19	734,566
1,330,000		United States Treasury Note	1.250	04/30/19	1,318,207
200,000		United States Treasury Note	1.250	05/31/19	198,055
2,690,000		United States Treasury Note	1.375	07/31/19	2,661,209
260,000		United States Treasury Note	0.875	09/15/19	255,237
875,000		United States Treasury Note	1.500	10/31/19	864,131
4,855,000		United States Treasury Note	1.750	11/30/19	4,806,071
18,120,000		United States Treasury Note	2.000	01/31/20	17,983,392
25,000,000		United States Treasury Note	2.250	02/29/20	24,896,485
3,080,000		United States Treasury Note	1.625	03/15/20	3,034,161
9,415,000		United States Treasury Note	2.250	03/31/20	9,371,970
51,090,000		United States Treasury Note	2.375	04/30/20	50,954,292
16,500,000		United States Treasury Note	1.500	05/15/20	16,191,914
39,995,000		United States Treasury Note	2.500	05/31/20	39,974,690
30,000,000		United States Treasury Note	1.500	07/15/20	29,378,906
1,765,000		United States Treasury Note	2.125	08/31/20	1,748,867
22,800,000		United States Treasury Note	1.375	09/15/20	22,221,985
310,000		United States Treasury Note	2.125	01/31/21	306,270
60,760,000		United States Treasury Note	2.625	05/15/21	60,757,627
715,000		United States Treasury Note	2.000	05/31/21	702,571
50,800,000		United States Treasury Note	2.625	06/15/21	50,801,984
280,000		United States Treasury Note	2.000	08/31/21	274,520
1,250,000		United States Treasury Note	1.750	04/30/22	1,207,080
20,000,000		United States Treasury Note	2.000	11/30/22	19,407,812
160,830,000		United States Treasury Note	2.750	04/30/23	160,936,801
52,500,000		United States Treasury Note	2.750	05/31/23	52,547,168
2,200,000		United States Treasury Note	2.125	07/31/24	2,117,156
4,100,000		United States Treasury Note	2.750	02/28/25	4,084,625
59,690,000		United States Treasury Note	2.625	03/31/25	58,997,503
47,760,000		United States Treasury Note	2.875	05/31/25	47,933,503
28

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,975,000		United States Treasury Note		2.750%	02/15/28	$1,957,333
29,420,000		United States Treasury Note		2.875	05/15/28	29,465,969
		TOTAL U.S. TREASURY SECURITIES				972,081,439

		TOTAL GOVERNMENT BONDS				2,087,703,783
		(Cost $2,115,562,475)

STRUCTURED ASSETS - 21.9%

ASSET BACKED - 8.7%
1,550,000		AmeriCredit Automobile Receivables Trust		2.400	01/08/21	1,546,118
		Series - 2015 2 (Class C)
1,210,321		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	1,203,440
		Series - 2016 3 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	1,850,368
		Series - 2015 3 (Class D)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,413,684
		Series - 2016 4 (Class D)
3,500,000	g	Anchorage Capital CLO Ltd		3.300	10/15/27	3,469,261
		Series - 2015 7A (Class B2R)
3,000,000	g	ARES XLVI CLO Ltd		3.570	01/15/30	2,928,359
		Series - 2017 46A (Class B2)
1,500,000	g,i	ARES XXXIV CLO Ltd	LIBOR 3 M + 5.200%	7.559	07/29/26	1,500,878
		Series - 2015 2A (Class E2)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	5,870,110
		Series - 2017 1A (Class A)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,292,331
		Series - 2017 2A (Class A)
2,000,000	g	BBCMS Trust		3.821	09/05/32	2,001,181
		Series - 2013 TYSN (Class C)
1,500,000	g	Bowman Park CLO Ltd		3.545	11/23/25	1,500,119
		Series - 2014 1A (Class B2R)
6,000,000	g	Capital Automotive REIT		3.660	10/15/44	5,932,933
		Series - 2014 1A (Class A)
13,466,042	g	Capital Automotive REIT		3.870	04/15/47	13,433,944
		Series - 2017 1A (Class A1)
2,500,000	g,i	Carlyle Global Market Strategies Ltd	LIBOR 3 M + 5.300%	7.659	04/20/27	2,501,441
		Series - 2015 1A (Class E1)
1,100,000		CarMax Auto Owner Trust		2.330	05/15/23	1,075,468
		Series - 2017 4 (Class A4)
8,817,685	g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.639	04/07/52	428,813
		Series - 2007 1A (Class A2)
1,000,000	g	Cent CLO 21 Ltd		3.500	07/27/26	999,606
		Series - 2014 21A (Class A2BR)
85,562	i	CIT Group Home Equity Loan Trust		6.200	02/25/30	87,148
		Series - 2002 1 (Class AF6)
2,145,276	g	DaimlerChrysler Capital Auto Receivables Trust		1.640	07/15/21	2,131,702
		Series - 2016 BA (Class A3)
6,772,500	g	DB Master Finance LLC		3.980	02/20/45	6,790,041
		Series - 2015 1A (Class A2II)
12,437,500	g	DB Master Finance LLC		3.629	11/20/47	12,213,749
		Series - 2017 1A (Class A2I)
29

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,096,000	g	Domino’s Pizza Master Issuer LLC		4.474%	10/25/45	$5,221,464
		Series - 2015 1A (Class A2II)
16,078,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	15,583,604
		Series - 2017 1A (Class A2II)
2,400,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	2,425,224
		Series - 2018 1A (Class A2I)
2,227,500	g	FOCUS Brands Funding LLC		3.857	04/30/47	2,226,876
		Series - 2017 1A (Class A2I)
4,500,000	g	Ford Credit Auto Owner Trust		2.310	08/15/27	4,408,039
		Series - 2016 1 (Class A)
11,000,000	g	Ford Credit Auto Owner Trust		2.030	12/15/27	10,651,309
		Series - 2016 2 (Class A)
6,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	5,875,262
		Series - 2017 1 (Class A)
6,000,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	5,786,017
		Series - 2017 2 (Class A)
1,500,000		Ford Credit Floorplan Master Owner Trust		2.390	08/15/22	1,481,178
		Series - 2015 5 (Class A)
2,250,000	g,i	FREMF Mortgage Trust		4.156	03/25/49	2,240,841
		Series - 2016 K53 (Class B)
3,000,000	g	GMF Floorplan Owner Revolving Trust		2.130	07/15/20	2,938,213
		Series - 2017 2 (Class A1)
2,328,810	g	HERO Funding Trust		3.190	09/20/48	2,251,455
		Series - 2017 3A (Class A1)
884,582	g	HERO Funding Trust		3.280	09/20/48	873,106
		Series - 2017 2A (Class A1)
3,027,453	g	HERO Funding Trust		3.950	09/20/48	3,024,114
		Series - 2017 3A (Class A2)
1,769,164	g	HERO Funding Trust		4.070	09/20/48	1,792,952
		Series - 2017 2A (Class A2)
15,500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	15,154,255
		Series - 2018 1A (Class A)
1,500,000	g	Hertz Vehicle Financing LLC		1.830	08/25/19	1,498,552
		Series - 2013 1A (Class A2)
5,625,000	g	Hertz Vehicle Financing LLC		2.270	07/25/20	5,580,675
		Series - 2016 3A (Class A)
7,500,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	7,513,722
		Series - 2018 3A (Class A)
2,810,290	g	Hilton Grand Vacations Trust		2.660	12/26/28	2,760,080
		Series - 2017 AA (Class A)
2,107,717	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	2,061,017
		Series - 2017 AA (Class B)
352,030	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.341	02/25/36	351,367
		Series - 2006 1 (Class 1A1)
1,199,557	g	MVW Owner Trust		2.520	12/20/32	1,172,291
		Series - 2015 1A (Class A)
4,200,000	g	MVW Owner Trust		3.900	01/21/36	4,202,047
		Series - 2018 1A (Class C)
3,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	LIBOR 1 M + 1.350%	3.441	09/27/21	3,007,417
		Series - 2016 1 (Class A)
21,362,247	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	21,538,262
		Series - 2017 1A (Class A1)
30

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,710	g	OneMain Direct Auto Receivables Trust	2.040%	01/15/21	$2,710
		Series - 2016 1A (Class A)
391,860	g,i	Orange Lake Timeshare Trust	3.030	07/09/29	384,624
		Series - 2014 AA (Class B)
2,684,798	g	Orange Lake Timeshare Trust	3.100	11/08/30	2,658,472
		Series - 2018 A (Class A)
2,325,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)	5.000	03/27/33	2,314,148
		Series - 2018 NPL2 (Class A2)
1,000,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)	4.125	08/27/33	1,000,000
		Series - 2018 NPL3 (Class A1)
2,000,000		PSNH Funding LLC	3.506	08/01/28	2,007,071
		Series - 2018 1 (Class A2)
10,000,000	†,g	Renew	3.950	09/20/53	9,996,209
		Series - 2018 1 (Class A)
4,500,000		Santander Drive Auto Receivables Trust	1.770	09/15/20	4,491,358
		Series - 2017 1 (Class A3)
1,500,000		Santander Drive Auto Receivables Trust	1.870	12/15/20	1,497,138
		Series - 2017 2 (Class A3)
3,000,000		Santander Drive Auto Receivables Trust	1.870	06/15/21	2,982,100
		Series - 2017 3 (Class A3)
655,416		Santander Drive Auto Receivables Trust	2.740	12/15/21	655,550
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,926,609
		Series - 2016 3 (Class D)
4,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	3,974,196
		Series - 2017 1 (Class D)
2,696,881	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	2,684,272
		Series - 2015 1A (Class B)
8,416,629	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	8,342,999
		Series - 2017 1A (Class A)
571,006	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	559,736
		Series - 2017 1A (Class B)
1,229,259	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	1,222,761
		Series - 2015 3A (Class A)
122,926	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	122,221
		Series - 2015 3A (Class B)
2,020,074	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	2,019,517
		Series - 2016 1A (Class A)
3,799,081	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	3,750,233
		Series - 2016 2A (Class A)
487,896	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	481,938
		Series - 2016 2A (Class B)
2,497,037	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	2,462,803
		Series - 2016 3A (Class A)
1,536,638	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	1,491,622
		Series - 2016 3A (Class B)
9,399,175	g	SMB Private Education Loan Trust	2.430	02/17/32	9,123,943
		Series - 2016 B (Class A2A)
5,125,000	g	SMB Private Education Loan Trust	2.880	09/15/34	5,017,485
		Series - 2017 A (Class A2A)
3,750,000	g	SMB Private Education Loan Trust	2.820	10/15/35	3,643,675
		Series - 2017 B (Class A2A)
858,590	g	SoFi Professional Loan Program LLC	1.530	04/25/33	855,253
		Series - 2016 D (Class A2A)
31

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,000,000	g	SoFi Professional Loan Program LLC		2.340%	04/25/33	$4,881,498
		Series - 2016 D (Class A2B)
7,355,000	g	SoFi Professional Loan Program LLC		2.490	01/25/36	7,227,175
		Series - 2016 E (Class A2B)
3,016,151	g	SoFi Professional Loan Program LLC		2.760	12/26/36	2,980,601
		Series - 2016 A (Class A2)
521,034	g	SoFi Professional Loan Program LLC		1.550	03/26/40	516,593
		Series - 2017 A (Class A2A)
3,825,000	g	SoFi Professional Loan Program LLC		2.400	03/26/40	3,693,518
		Series - 2017 A (Class A2B)
3,577,646	g	SoFi Professional Loan Program LLC		1.830	05/25/40	3,555,031
		Series - 2017 B (Class A1FX)
5,075,000	g	SoFi Professional Loan Program LLC		2.740	05/25/40	5,000,843
		Series - 2017 B (Class A2FX)
2,250,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	2,209,202
		Series - 2017 C (Class A2B)
3,750,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	3,638,359
		Series - 2017 E (Class A2B)
6,750,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	6,588,634
		Series - 2017 F (Class A2FX)
1,855,106	g	SolarCity LMC		4.800	11/20/38	1,857,617
		Series - 2013 1 (Class A)
1,889,862	†,g	SolarCity LMC		4.020	07/20/44	1,773,064
		Series - 2014 2 (Class A)
2,600,000	g,i	Sound Point Clo XV Ltd	LIBOR 3 M + 5.960%	8.322	01/23/29	2,620,389
		Series - 2017 1A (Class E)
9,970,617	g	SpringCastle America Funding LLC		3.050	04/25/29	9,934,156
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	2,973,075
		Series - 2016 AA (Class B)
2,500,000		Synchrony Credit Card Master Note Trust		2.210	05/15/24	2,435,616
		Series - 2016 2 (Class A)
2,955,000	g	Taco Bell Funding LLC		3.832	05/25/46	2,958,546
		Series - 2016 1A (Class A2I)
11,945,410	g	TLF National Tax Lien Trust		3.090	12/15/29	11,938,219
		Series - 2017 1A (Class A)
1,470,204	g	TLF National Tax Lien Trust		3.840	12/15/29	1,461,485
		Series - 2017 1A (Class B)
2,000,000	g	VOLT LIX LLC (Step Bond)		5.375	05/25/47	1,992,177
		Series - 2017 NPL6 (Class A2)
7,354,617	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	7,294,155
		Series - 2017 NPL9 (Class A1)
1,381,266	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	1,380,066
		Series - 2018 NPL1 (Class A1)
38,549	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.451	05/25/35	38,501
		Series - 2005 SD1 (Class A)
15,039,425	g	Wendys Funding LLC		3.573	03/15/48	14,626,141
		Series - 2018 1A (Class A2I)
995,000	g	Wendys Funding LLC		3.884	03/15/48	973,558
		Series - 2018 1A (Class A2II)
32

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,000,000		World Financial Network Credit Card Master Trust		2.030%	04/15/25	$968,967
		Series - 2016 A (Class A)
10,000,000	g,i	Worldwide Plaza Trust		3.715	11/10/36	9,073,732
		Series - 2017 WWP (Class E)
12,048,000	g,i	Worldwide Plaza Trust		3.715	11/10/36	11,710,008
		Series - 2017 WWP (Class B)
		TOTAL ASSET BACKED				418,759,603

OTHER MORTGAGE BACKED - 13.2%
290,125	g	7 WTC Depositor LLC Trust		4.082	03/13/31	290,197
		Series - 2012 7WTC (Class A)
1,120,947	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	3.895	10/25/34	1,109,551
		Series - 2004 3 (Class 4A)
133,106	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	133,509
		Series - 2007 1 (Class AM)
6,925,011		Banc of America Commercial Mortgage Trust		1.559	07/15/49	6,796,856
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust		3.366	02/15/50	5,945,293
		Series - 2017 BNK3 (Class ASB)
6,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	5,948,820
		Series - 2007 5 (Class B)
2,085,000	g,i	Banc of America Commercial Mortgage Trust		6.095	02/10/51	2,111,057
		Series - 2007 4 (Class E)
1,281,111	g,i	Banc of America Commercial Mortgage Trust		6.095	02/10/51	1,289,537
		Series - 2007 4 (Class D)
12,000,000		BANK		3.731	11/15/50	11,843,074
		Series - 2017 BNK8 (Class AS)
7,500,000		BANK		3.289	07/15/60	7,382,094
		Series - 2017 BNK6 (Class ASB)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.543	02/11/41	1,700,100
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.890	11/11/41	1,020,972
		Series - 2004 PWR6 (Class G)
959,457	g,i	Bear Stearns Commercial Mortgage Securities Trust		6.022	02/13/42	981,093
		Series - 2005 T18 (Class F)
462,097	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.319	02/13/46	464,377
		Series - 2004 T16 (Class G)
5,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	4,926,656
		Series - 2016 CD2 (Class B)
9,000,000		CD Commercial Mortgage Trust		3.453	02/10/50	8,944,723
		Series - 2017 CD3 (Class AAB)
17,068,000	i	CD Commercial Mortgage Trust		3.684	08/15/50	16,757,516
		Series - 2017 CD5 (Class AS)
760,034	i	CHL Mortgage Pass-Through Trust		3.585	02/20/35	767,816
		Series - 2004 HYB9 (Class 1A1)
969,667		Citigroup Commercial Mortgage Trust		1.847	11/10/48	958,478
		Series - 2015 GC35 (Class A1)
5,000,000		Citigroup Commercial Mortgage Trust		3.297	10/12/50	4,914,196
		Series - 2017 C4 (Class AAB)
33

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$6,144,341	i	COBALT CMBS Commercial Mortgage Trust		6.015%	05/15/46	$6,265,983
		Series - 2007 C3 (Class AJ)
12,390,000	g,i	COMM Mortgage Trust		3.712	10/10/29	12,020,035
		Series - 2017 PANW (Class C)
2,000,000	g	COMM Mortgage Trust		3.397	03/10/46	1,957,370
		Series - 2013 CR6 (Class B)
2,095,000		COMM Mortgage Trust		3.040	02/10/48	2,069,810
		Series - 2015 LC19 (Class ASB)
5,250,000	i	COMM Mortgage Trust		4.713	05/10/51	5,122,655
		Series - 2018 COR3 (Class C)
3,429,883	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.241	09/25/28	3,449,854
		Series - 2016 C02 (Class 1M1)
3,016,662	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	4.091	10/25/28	3,057,781
		Series - 2016 C03 (Class 1M1)
6,687,598	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.441	01/25/29	6,715,480
		Series - 2016 C05 (Class 2M1)
11,938,302	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.541	01/25/29	12,030,384
		Series - 2016 C04 (Class 1M1)
13,908,384	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.391	04/25/29	14,027,864
		Series - 2016 C06 (Class 1M1)
29,091,687	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.391	07/25/29	29,308,382
		Series - 2017 C01 (Class 1M1)
14,014,670	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.041	10/25/29	14,093,440
		Series - 2017 C03 (Class 1M1)
3,929,001	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.941	11/25/29	3,940,756
		Series - 2017 C04 (Class 2M1)
20,988	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.841	02/25/30	21,020
		Series - 2017 C06 (Class 1M1)
28,730,518	i	Connecticut Avenue Securities	LIBOR 1 M + 0.650%	2.741	05/25/30	28,730,501
		Series - 2017 C07 (Class 1M1)
17,225,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.691	07/25/30	17,202,018
		Series - 2018 C01 (Class 1M1)
5,939,811	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.771	10/25/30	5,937,975
		Series - 2018 C03 (Class 1M1)
5,555,000	†,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.852	12/25/30	5,555,111
		Series - 2018 C04 (Class 2M1)
73,447	i	Credit Suisse First Boston Mortgage Securities Corp		5.100	08/15/38	74,073
		Series - 2005 C5 (Class F)
5,500,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	5,435,874
		Series - 2016 C7 (Class ASB)
7,800,000	g,i	DBUBS Mortgage Trust		5.719	07/10/44	8,039,416
		Series - 2011 LC2A (Class D)
10,110,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	10,572,534
		Series - 2011 LC1A (Class C)
5,992,646	g,i	Flagstar Mortgage Trust		3.500	03/25/47	5,913,525
		Series - 2017 1 (Class 1A5)
7,874,685	g,i	Flagstar Mortgage Trust		4.000	05/25/48	7,851,142
		Series - 2018 3INV (Class A3)
5,000,000	g	Galaxy XXVII CLO Ltd		4.193	05/16/31	4,906,305
		Series - 2018 27A (Class B2)
34

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$680,889	i	GE Capital Commercial Mortgage Corp		5.935%	11/10/45	$691,933
		Series - 2005 C4 (Class AJ)
7,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	7,030,948
		Series - 2014 GRCE (Class A)
10,500,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	10,451,106
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,354,288
		Series - 2012 ALOH (Class A)
2,706,082		GS Mortgage Securities Trust		1.478	05/10/49	2,647,296
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust		3.467	03/10/50	7,965,193
		Series - 2017 GS5 (Class AAB)
3,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	3,246,369
		Series - 2016 10HY (Class C)
3,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,816,058
		Series - 2016 10HY (Class B)
230,470	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.751	03/25/35	221,033
		Series - 2004 11 (Class 2A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.137	01/15/46	1,596,746
		Series - 2013 C13 (Class D)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.865	02/15/46	7,072,918
		Series - 2011 C3 (Class D)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.865	02/15/46	1,953,892
		Series - 2011 C3 (Class E)
7,710,123	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.251	06/25/37	7,573,651
		Series - 2007 CH5 (Class A1)
549,335	i	JP Morgan Mortgage Trust		3.500	05/25/45	534,571
		Series - 2015 C3 (Class A19)
971,124	i	JP Morgan Mortgage Trust		3.500	10/25/45	945,025
		Series - 2015 C6 (Class A13)
1,129,520	i	JP Morgan Mortgage Trust		3.500	05/25/46	1,098,458
		Series - 2016 C1 (Class A13)
605,946	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	598,703
		Series - 2017 1 (Class A3)
681,753	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	667,222
		Series - 2017 2 (Class A13)
4,107,316	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	4,027,737
		Series - 2017 2 (Class A3)
303,470	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	299,843
		Series - 2017 3 (Class 1A5)
6,445,000	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	6,367,459
		Series - 2018 6 (Class 1A3)
8,000,000		JPMBB Commercial Mortgage Securities Trust		3.493	08/15/47	7,998,745
		Series - 2014 C21 (Class A4)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.483	02/15/48	973,372
		Series - 2015 C27 (Class C)
3,419,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	3,346,082
		Series - 2015 C28 (Class A4)
117,877	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	117,850
		Series - 2007 C6 (Class AM)
10,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	9,818,146
		Series - 2017 330M (Class A)
6,431,818	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	6,477,581
		Series - 2007 6 (Class AM)
35

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.476%	11/15/45	$4,985,782
		Series - 2012 C6 (Class AS)
982,768	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	988,045
		Series - 2014 C19 (Class LNC3)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.069	02/15/48	138,752
		Series - 2015 C20 (Class ASB)
2,130,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.194	12/15/48	2,060,023
		Series - 2013 C8 (Class C)
1,645,709	i	Morgan Stanley Capital I Trust		5.389	11/12/41	1,640,631
		Series - 2006 HQ10 (Class AJ)
3,646,841	i	Morgan Stanley Capital I Trust		6.145	06/11/42	3,799,570
		Series - 2007 T27 (Class AJ)
5,000,000	g,i	Morgan Stanley Capital I Trust		5.792	09/15/42	5,142,998
		Series - 2005 IQ10 (Class E)
2,697,242	i	Morgan Stanley Capital I Trust		6.285	06/11/49	2,725,106
		Series - 2007 IQ15 (Class AJ)
13,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	12,440,414
		Series - 2016 UB11 (Class ASB)
4,152,559	i	Morgan Stanley Capital I Trust		6.376	12/12/49	3,145,549
		Series - 2007 IQ16 (Class AJ)
18,445,000	g	One Market Plaza Trust		3.614	02/10/32	18,403,215
		Series - 2017 1MKT (Class A)
2,249,846	g,i	Sequoia Mortgage Trust		3.500	11/25/46	2,234,766
		Series - 2016 3 (Class A10)
6,438,658	g,i	Sequoia Mortgage Trust		3.500	02/25/47	6,365,753
		Series - 2017 2 (Class A4)
11,330,142	g,i	Sequoia Mortgage Trust		3.500	04/25/47	11,284,220
		Series - 2017 3 (Class A4)
4,340,165	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,299,137
		Series - 2017 5 (Class A4)
8,738,882	g,i	Sequoia Mortgage Trust		3.500	05/25/48	8,648,208
		Series - 2018 5 (Class A4)
1,730,225	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,735,831
		Series - 2018 CH2 (Class A21)
2,000,000	g,i	Sequoia Mortgage Trust		4.000	07/25/48	2,013,672
		Series 2018 - 6 (Class A4)
440,614	i	Shellpoint Co Originator Trust		3.500	11/21/46	436,559
		Series - 2016 1 (Class 1A10)
13,848,647	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	09/25/24	14,268,875
		Series - 2014 HQ2 (Class M2)
1,585,236	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	03/25/25	1,592,229
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.891	03/25/25	1,874,901
		Series - 2015 HQ1 (Class M3)
36

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,890,338	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	4.041%	05/25/25	$2,966,129
		Series - 2015 HQ2 (Class M2)
4,259,099	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.600%	4.691	12/25/27	4,353,053
		Series - 2015 DNA2 (Class M2)
3,828,069	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.650%	4.741	03/25/28	3,899,052
		Series - 2015 HQA1 (Class M2)
2,941,910	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	10/25/28	2,977,159
		Series - 2016 DNA2 (Class M2)
2,434,282	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.891	03/25/29	2,436,436
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.391	03/25/29	2,779,476
		Series - 2016 DNA4 (Class M2)
11,999,613	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	07/25/29	12,093,432
		Series - 2017 DNA1 (Class M1)
2,582,013	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	10/25/29	2,610,771
		Series - 2017 DNA2 (Class M1)
825,476	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.891	12/25/29	827,017
		Series - 2017 HQA2 (Class M1)
28,573,667	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.841	03/25/30	28,644,296
		Series - 2017 DNA3 (Class M1)
1,750,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	1,750,627
		Series - 2018 SPI2 (Class M1)
4,083,137	g	VSE VOI Mortgage LLC		2.330	03/20/35	3,960,166
		Series - 2017 A (Class A)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	2,035,060
		Series - 2007 C34 (Class B)
14,802,828	i	Wachovia Bank Commercial Mortgage Trust		6.309	05/15/46	15,052,256
		Series - 2007 C34 (Class AJ)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust		6.384	05/15/46	1,736,618
		Series - 2007 C34 (Class C)
335,637	i	Wachovia Bank Commercial Mortgage Trust		6.057	06/15/49	338,993
		Series - 2007 C32 (Class AJ)
1,262,209	i	Wachovia Bank Commercial Mortgage Trust		6.209	02/15/51	1,294,395
		Series - 2007 C33 (Class AM)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	10,073,383
		Series - 2012 LC5 (Class AS)
5,055,000		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	4,893,549
		Series - 2016 LC24 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust		2.827	11/15/49	1,935,014
		Series - 2016 NXS6 (Class ASB)
1,180,000		Wells Fargo Commercial Mortgage Trust		3.467	04/15/50	1,150,811
		Series - 2015 LC20 (Class AS)
37

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$2,000,000		Wells Fargo Commercial Mortgage Trust	3.185%	03/15/59	$1,975,783
			Series - 2016 C33 (Class ASB)
	1,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	972,439
			Series - 2016 C36 (Class ASB)
	1,000,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	981,979
			Series - 2013 C13 (Class AS)
	1,250,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	1,251,912
			Series - 2014 C24 (Class A5)
			TOTAL OTHER MORTGAGE BACKED			619,691,470

			TOTAL STRUCTURED ASSETS			1,038,451,073
			(Cost $1,057,649,090)

			TOTAL BONDS			4,598,368,130
			(Cost $4,697,734,692)

SHARES			COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
	9,696	*	Peabody Energy Corp			440,975
			TOTAL ENERGY			440,975
			TOTAL COMMON STOCKS			440,975
			(Cost $133,600)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 1.3%

TREASURY DEBT - 1.3%
EGP	45,100,000	j	Egypt Treasury Bills	0.000	08/21/18	2,461,333
	44,500,000	j	Egypt Treasury Bills	0.000	01/22/19	2,244,516
	$6,300,000		United States Treasury Bill	1.744	07/05/18	6,299,135
	5,880,000		United States Treasury Bill	1.755	07/12/18	5,877,256
	42,430,000		United States Treasury Bill	1.789 - 1.810	08/16/18	42,333,405
			TOTAL TREASURY DEBT			59,215,645

			TOTAL SHORT-TERM INVESTMENTS			59,215,645
			(Cost $59,288,884)

			TOTAL INVESTMENTS - 99.0%			4,684,661,828
			(Cost $4,784,159,694)
			OTHER ASSETS & LIABILITIES, NET - 1.0%			47,972,807
			NET ASSETS - 100.0%			$4,732,634,635

38

TIAA-CREF FUNDS - Bond Fund

Abbreviation(s):
BRL	Brazilian real
DOP	Dominican peso
EGP	Egyptian pound
EUR	Euro
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
LKR	Sri Lankan rupee
M	Month
MXN	Mexican peso
REIT	Real Estate Investment Trust
RSD	Serbian dinar
RUB	Russian ruble
UYU	Uruguayan peso
W	Week

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2018, the aggregate value of these securities was $1,034,271,983 or 21.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
39

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 25.6%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000	Aptiv plc	3.150%	11/19/20	$99,270
250,000	Aptiv plc	4.250	01/15/26	249,102
100,000	Aptiv plc	4.400	10/01/46	93,873
200,000	BorgWarner, Inc	3.375	03/15/25	194,063
200,000	BorgWarner, Inc	4.375	03/15/45	189,687
600,000	Delphi Corp	4.150	03/15/24	601,356
425,000	Ford Motor Co	4.346	12/08/26	415,497
500,000	Ford Motor Co	7.450	07/16/31	587,520
1,050,000	Ford Motor Co	4.750	01/15/43	906,891
750,000	Ford Motor Co	5.291	12/08/46	695,696
350,000	General Motors Co	4.200	10/01/27	335,377
500,000	General Motors Co	6.600	04/01/36	540,873
500,000	General Motors Co	5.150	04/01/38	475,860
1,250,000	General Motors Co	6.250	10/02/43	1,294,520
350,000	General Motors Co	6.750	04/01/46	387,744
500,000	General Motors Co	5.400	04/01/48	474,300
175,000	Harley-Davidson, Inc	3.500	07/28/25	169,849
200,000	Harley-Davidson, Inc	4.625	07/28/45	194,192
750,000	Honeywell International, Inc	1.400	10/30/19	736,887
500,000	Honeywell International, Inc	1.800	10/30/19	493,758
750,000	Honeywell International, Inc	1.850	11/01/21	719,196
500,000	Honeywell International, Inc	3.350	12/01/23	504,261
1,000,000	Honeywell International, Inc	2.500	11/01/26	924,044
782,000	Honeywell International, Inc	3.812	11/21/47	764,959
800,000	Lear Corp	3.800	09/15/27	750,858
300,000	Magna International, Inc	3.625	06/15/24	299,151
100,000	Magna International, Inc	4.150	10/01/25	101,369
	TOTAL AUTOMOBILES & COMPONENTS			13,200,153

BANKS - 4.1%
400,000	Australia & New Zealand Banking Group Ltd	1.600	07/15/19	394,630
500,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	494,450
300,000	Australia & New Zealand Banking Group Ltd	2.125	08/19/20	292,864
1,300,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	1,268,665
300,000	Australia & New Zealand Banking Group Ltd	2.700	11/16/20	296,064
1,000,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	1,000,313
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	728,923
500,000	Australia & New Zealand Banking Group Ltd	2.550	11/23/21	485,095
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	289,917
300,000	Australia & New Zealand Banking Group Ltd	2.625	11/09/22	288,665
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	199,272
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	346,579
40

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Banco Santander S.A.	4.379%	04/12/18	$955,751
400,000	Banco Santander S.A.	3.500	04/11/22	390,069
600,000	Banco Santander S.A.	3.125	02/23/23	569,160
1,000,000	Banco Santander S.A.	3.848	04/12/23	977,668
400,000	Banco Santander S.A.	5.179	11/19/25	402,938
400,000	Banco Santander S.A.	4.250	04/11/27	380,067
400,000	Banco Santander S.A.	3.800	02/23/28	365,208
200,000	Bancolombia S.A.	5.950	06/03/21	210,588
1,000,000	Bank of America Corp	2.625	10/19/20	987,506
200,000	Bank of America Corp	2.151	11/09/20	195,469
1,750,000	Bank of America Corp	2.625	04/19/21	1,719,034
500,000	Bank of America Corp	2.369	07/21/21	490,125
1,000,000	Bank of America Corp	2.328	10/01/21	977,562
3,000,000	Bank of America Corp	2.738	01/23/22	2,948,000
3,000,000	Bank of America Corp	3.499	05/17/22	2,998,215
2,225,000	Bank of America Corp	3.300	01/11/23	2,191,658
750,000	Bank of America Corp	3.124	01/20/23	737,151
1,000,000	Bank of America Corp	2.816	07/21/23	966,646
4,718,000	Bank of America Corp	3.004	12/20/23	4,574,905
3,500,000	Bank of America Corp	4.125	01/22/24	3,556,261
1,750,000	Bank of America Corp	3.550	03/05/24	1,731,516
406,000	Bank of America Corp	4.000	04/01/24	409,396
1,475,000	Bank of America Corp	4.200	08/26/24	1,482,086
750,000	Bank of America Corp	4.000	01/22/25	740,058
3,550,000	Bank of America Corp	3.950	04/21/25	3,475,609
3,000,000	Bank of America Corp	3.093	10/01/25	2,856,185
3,000,000	Bank of America Corp	3.366	01/23/26	2,885,826
2,000,000	Bank of America Corp	3.593	07/21/28	1,908,744
4,690,000	Bank of America Corp	3.419	12/20/28	4,414,690
1,750,000	Bank of America Corp	3.970	03/05/29	1,721,720
1,500,000	Bank of America Corp	5.000	01/21/44	1,587,578
1,500,000	Bank of America Corp	4.443	01/20/48	1,463,234
3,000,000	Bank of America Corp	3.946	01/23/49	2,720,893
500,000	Bank of Montreal	1.750	09/11/19	493,587
425,000	Bank of Montreal	2.100	12/12/19	419,932
1,500,000	Bank of Montreal	2.100	06/15/20	1,471,719
975,000	Bank of Montreal	3.100	04/13/21	971,704
1,000,000	Bank of Montreal	1.900	08/27/21	957,100
500,000	Bank of Montreal	2.350	09/11/22	477,952
400,000	Bank of Montreal	2.550	11/06/22	386,295
425,000	Bank of Montreal	3.803	12/15/32	393,682
1,000,000	Bank of Nova Scotia	2.125	09/11/19	992,186
1,000,000	Bank of Nova Scotia	2.150	07/14/20	980,470
1,500,000	Bank of Nova Scotia	2.350	10/21/20	1,470,384
500,000	Bank of Nova Scotia	2.500	01/08/21	491,160
200,000	Bank of Nova Scotia	4.375	01/13/21	205,321
300,000	Bank of Nova Scotia	2.450	03/22/21	293,422
2,000,000	Bank of Nova Scotia	3.125	04/20/21	1,989,528
1,000,000	Bank of Nova Scotia	1.875	04/26/21	967,660
500,000	Bank of Nova Scotia	2.700	03/07/22	488,702
750,000	Bank of Nova Scotia	2.450	09/19/22	721,727
500,000	Bank of Nova Scotia	4.500	12/16/25	498,379
1,500,000	Barclays Bank plc	2.650	01/11/21	1,467,630
41

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	Barclays plc	3.200%	08/10/21	$1,959,670
1,500,000	Barclays plc	3.684	01/10/23	1,458,230
300,000	Barclays plc	4.338	05/16/24	296,192
1,225,000	Barclays plc	3.650	03/16/25	1,147,106
600,000	Barclays plc	4.375	01/12/26	582,679
1,500,000	Barclays plc	5.200	05/12/26	1,473,159
500,000	Barclays plc	4.337	01/10/28	474,708
1,750,000	Barclays plc	4.836	05/09/28	1,652,096
500,000	Barclays plc	4.972	05/16/29	495,166
500,000	Barclays plc	5.250	08/17/45	486,271
300,000	BB&T Corp	2.625	06/29/20	297,381
300,000	BB&T Corp	2.150	02/01/21	291,730
300,000	BB&T Corp	2.850	04/01/21	296,814
500,000	BB&T Corp	2.050	05/10/21	483,101
750,000	BB&T Corp	3.200	09/03/21	747,567
200,000	BB&T Corp	3.950	03/22/22	202,975
750,000	BB&T Corp	2.750	04/01/22	732,391
700,000	BB&T Corp	2.850	10/26/24	663,900
750,000	BB&T Corp	3.700	06/05/25	746,029
500,000	BB&T Corp	3.800	10/30/26	496,644
300,000	BPCE S.A.	2.500	07/15/19	298,051
500,000	BPCE S.A.	2.250	01/27/20	491,723
1,300,000	BPCE S.A.	2.650	02/03/21	1,273,285
400,000	BPCE S.A.	2.750	12/02/21	388,414
500,000	BPCE S.A.	4.000	04/15/24	500,290
300,000	BPCE S.A.	3.375	12/02/26	283,114
500,000	Branch Banking & Trust Co	2.100	01/15/20	492,500
500,000	Branch Banking & Trust Co	2.250	06/01/20	491,613
500,000	Branch Banking & Trust Co	2.625	01/15/22	487,359
250,000	Branch Banking & Trust Co	3.625	09/16/25	245,992
500,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	492,632
300,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	292,447
1,000,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	983,650
500,000	Canadian Imperial Bank of Commerce	2.550	06/16/22	483,453
800,000	Capital One Bank USA NA	2.400	09/05/19	793,016
900,000	Capital One Bank USA NA	2.950	07/23/21	883,877
500,000	Capital One Bank USA NA	2.650	08/08/22	479,627
972,000	Capital One Bank USA NA	3.375	02/15/23	946,481
1,000,000	Capital One NA	2.250	09/13/21	958,357
750,000	CitiBank NA	1.850	09/18/19	741,277
1,000,000	CitiBank NA	3.050	05/01/20	999,598
750,000	CitiBank NA	2.100	06/12/20	734,506
1,000,000	CitiBank NA	2.125	10/20/20	975,486
3,000,000	CitiBank NA	2.850	02/12/21	2,965,242
4,250,000	Citigroup, Inc	2.700	03/30/21	4,167,994
1,250,000	Citigroup, Inc	2.350	08/02/21	1,207,351
2,700,000	Citigroup, Inc	4.500	01/14/22	2,772,708
500,000	Citigroup, Inc	2.700	10/27/22	480,013
500,000	Citigroup, Inc	3.142	01/24/23	489,718
4,600,000	Citigroup, Inc	3.500	05/15/23	4,496,847
1,000,000	Citigroup, Inc	2.876	07/24/23	964,004
1,500,000	Citigroup, Inc	4.044	06/01/24	1,507,947
42

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Citigroup, Inc	4.000%	08/05/24	$491,383
1,000,000	Citigroup, Inc	3.700	01/12/26	968,935
750,000	Citigroup, Inc	4.600	03/09/26	748,682
1,000,000	Citigroup, Inc	3.400	05/01/26	948,761
1,000,000	Citigroup, Inc	3.200	10/21/26	930,458
1,100,000	Citigroup, Inc	4.300	11/20/26	1,072,996
1,500,000	Citigroup, Inc	4.450	09/29/27	1,475,805
500,000	Citigroup, Inc	3.887	01/10/28	484,302
1,000,000	Citigroup, Inc	3.668	07/24/28	950,693
1,700,000	Citigroup, Inc	4.125	07/25/28	1,626,899
3,000,000	Citigroup, Inc	3.520	10/27/28	2,817,514
4,000,000	Citigroup, Inc	4.075	04/23/29	3,924,421
750,000	Citigroup, Inc	3.878	01/24/39	683,760
200,000	Citigroup, Inc	5.875	01/30/42	230,856
225,000	Citigroup, Inc	6.675	09/13/43	271,726
525,000	Citigroup, Inc	4.650	07/30/45	522,026
2,800,000	Citigroup, Inc	4.750	05/18/46	2,660,516
300,000	Citizens Bank NA	2.450	12/04/19	297,198
750,000	Citizens Bank NA	2.250	03/02/20	737,165
250,000	Citizens Bank NA	2.200	05/26/20	244,731
300,000	Citizens Bank NA	2.250	10/30/20	292,430
150,000	Citizens Bank NA	2.550	05/13/21	146,293
350,000	Citizens Bank NA	2.650	05/26/22	338,359
500,000	Citizens Bank NA	3.700	03/29/23	498,695
100,000	Citizens Financial Group, Inc	2.375	07/28/21	96,685
300,000	Citizens Financial Group, Inc	4.300	12/03/25	297,978
200,000	Comerica Bank	4.000	07/27/25	198,458
600,000	Comerica, Inc	2.500	06/02/20	592,180
500,000	Commonwealth Bank of Australia	2.300	09/06/19	496,331
500,000	Commonwealth Bank of Australia	2.400	11/02/20	489,437
300,000	Commonwealth Bank of Australia	2.550	03/15/21	294,474
500,000	Compass Bank	3.500	06/11/21	499,463
250,000	Compass Bank	2.875	06/29/22	241,274
500,000	Compass Bank	3.875	04/10/25	482,078
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	1,481,367
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,520,228
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,463,731
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	446,562
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,146,976
500,000	Cooperatieve Rabobank UA	1.375	08/09/19	491,601
500,000	Cooperatieve Rabobank UA	4.500	01/11/21	514,075
1,000,000	Cooperatieve Rabobank UA	2.500	01/19/21	981,910
1,000,000	Cooperatieve Rabobank UA	3.125	04/26/21	996,095
625,000	Cooperatieve Rabobank UA	2.750	01/10/22	609,399
500,000	Cooperatieve Rabobank UA	2.750	01/10/23	481,279
1,850,000	Cooperatieve Rabobank UA	3.750	07/21/26	1,731,255
350,000	Cooperatieve Rabobank UA	5.250	05/24/41	391,814
500,000	Deutsche Bank AG.	2.700	07/13/20	486,255
2,300,000	Deutsche Bank AG.	3.125	01/13/21	2,219,542
2,000,000	Deutsche Bank AG.	3.150	01/22/21	1,934,775
500,000	Deutsche Bank AG.	3.375	05/12/21	483,580
500,000	Deutsche Bank AG.	3.300	11/16/22	468,292
300,000	Deutsche Bank AG.	3.950	02/27/23	287,968
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,800,000	Deutsche Bank AG.	4.100%	01/13/26	$1,671,797
300,000	Discover Bank	3.100	06/04/20	298,446
300,000	Discover Bank	3.200	08/09/21	296,560
1,000,000	Discover Bank	3.350	02/06/23	974,182
900,000	Discover Bank	4.200	08/08/23	907,804
200,000	Discover Bank	4.250	03/13/26	195,432
825,000	Discover Bank	3.450	07/27/26	765,237
400,000	Fifth Third Bancorp	2.875	07/27/20	397,677
200,000	Fifth Third Bancorp	2.875	10/01/21	197,588
200,000	Fifth Third Bancorp	3.500	03/15/22	200,061
750,000	Fifth Third Bancorp	2.600	06/15/22	725,829
500,000	Fifth Third Bancorp	4.300	01/16/24	506,429
1,600,000	Fifth Third Bancorp	3.850	03/15/26	1,573,145
500,000	Fifth Third Bancorp	3.950	03/14/28	493,006
140,000	Fifth Third Bancorp	8.250	03/01/38	190,965
500,000	Fifth Third Bank	1.625	09/27/19	492,209
500,000	Fifth Third Bank	2.200	10/30/20	488,650
300,000	Fifth Third Bank	2.250	06/14/21	292,259
200,000	First Horizon National Corp	3.500	12/15/20	200,659
500,000	First Republic Bank	2.500	06/06/22	481,948
175,000	First Republic Bank	4.375	08/01/46	167,283
500,000	Goldman Sachs Bank USA	3.200	06/05/20	501,820
750,000	HSBC Bank USA NA	4.875	08/24/20	772,383
266,000	HSBC Bank USA NA	5.875	11/01/34	302,656
33,000	HSBC Bank USA NA	7.000	01/15/39	42,505
1,400,000	HSBC Holdings plc	3.400	03/08/21	1,399,397
400,000	HSBC Holdings plc	2.950	05/25/21	394,451
1,000,000	HSBC Holdings plc	2.650	01/05/22	967,985
150,000	HSBC Holdings plc	4.875	01/14/22	156,344
1,400,000	HSBC Holdings plc	3.262	03/13/23	1,371,125
1,750,000	HSBC Holdings plc	3.600	05/25/23	1,731,571
200,000	HSBC Holdings plc	3.033	11/22/23	192,987
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,342,595
2,000,000	HSBC Holdings plc	3.950	05/18/24	1,994,440
1,000,000	HSBC Holdings plc	4.250	08/18/25	981,485
1,225,000	HSBC Holdings plc	4.300	03/08/26	1,227,724
1,900,000	HSBC Holdings plc	3.900	05/25/26	1,857,251
250,000	HSBC Holdings plc	4.375	11/23/26	246,094
3,500,000	HSBC Holdings plc	4.041	03/13/28	3,396,549
1,200,000	HSBC Holdings plc	4.583	06/19/29	1,211,558
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,710,726
550,000	HSBC Holdings plc	6.100	01/14/42	665,198
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,193,615
750,000	HSBC USA, Inc	2.375	11/13/19	742,628
2,500,000	HSBC USA, Inc	2.350	03/05/20	2,470,717
750,000	HSBC USA, Inc	2.750	08/07/20	744,182
1,000,000	HSBC USA, Inc	3.500	06/23/24	978,861
2,000,000	Huntington Bancshares, Inc	3.150	03/14/21	1,988,659
500,000	Huntington Bancshares, Inc	4.000	05/15/25	501,375
400,000	Huntington National Bank	2.375	03/10/20	394,732
300,000	Huntington National Bank	3.250	05/14/21	299,273
300,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	299,103
44

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Industrial & Commercial Bank of China Ltd	3.231%	11/13/19	$249,275
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,279,014
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	291,419
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	240,483
750,000	ING Groep NV	3.150	03/29/22	735,728
1,250,000	ING Groep NV	3.950	03/29/27	1,224,078
500,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	487,668
1,000,000	JPMorgan Chase & Co	2.200	10/22/19	990,623
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,727,690
1,750,000	JPMorgan Chase & Co	2.750	06/23/20	1,734,372
700,000	JPMorgan Chase & Co	4.400	07/22/20	716,592
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,858,978
2,000,000	JPMorgan Chase & Co	2.550	10/29/20	1,970,593
2,000,000	JPMorgan Chase & Co	2.550	03/01/21	1,959,839
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	974,187
325,000	JPMorgan Chase & Co	2.295	08/15/21	313,960
500,000	JPMorgan Chase & Co	4.500	01/24/22	517,076
1,000,000	JPMorgan Chase & Co	3.514	06/18/22	1,000,694
3,150,000	JPMorgan Chase & Co	3.250	09/23/22	3,119,861
2,350,000	JPMorgan Chase & Co	3.200	01/25/23	2,307,203
4,000,000	JPMorgan Chase & Co	3.559	04/23/24	3,961,083
1,000,000	JPMorgan Chase & Co	3.625	05/13/24	992,922
2,100,000	JPMorgan Chase & Co	3.875	09/10/24	2,079,654
750,000	JPMorgan Chase & Co	3.220	03/01/25	723,261
1,600,000	JPMorgan Chase & Co	3.900	07/15/25	1,593,507
2,500,000	JPMorgan Chase & Co	3.300	04/01/26	2,389,871
1,000,000	JPMorgan Chase & Co	3.200	06/15/26	945,260
500,000	JPMorgan Chase & Co	2.950	10/01/26	464,279
1,000,000	JPMorgan Chase & Co	4.125	12/15/26	987,019
1,000,000	JPMorgan Chase & Co	3.782	02/01/28	973,928
750,000	JPMorgan Chase & Co	3.509	01/23/29	711,233
4,000,000	JPMorgan Chase & Co	4.005	04/23/29	3,948,286
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	924,662
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,064,784
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,101,872
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	1,830,584
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	1,928,017
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	915,090
1,500,000	JPMorgan Chase & Co	3.964	11/15/48	1,347,553
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	1,569,888
750,000	JPMorgan Chase & Co	6.000	12/30/49	765,938
750,000	JPMorgan Chase Bank NA	1.650	09/23/19	739,237
3,000,000	JPMorgan Chase Bank NA	2.604	02/01/21	2,973,756
1,000,000	JPMorgan Chase Bank NA	3.086	04/26/21	997,619
790,000	KeyBank NA	1.600	08/22/19	778,334
250,000	KeyBank NA	2.500	12/15/19	248,025
175,000	KeyBank NA	2.250	03/16/20	172,669
500,000	KeyBank NA	2.500	11/22/21	485,520
300,000	KeyBank NA	3.180	05/22/22	295,843
300,000	KeyBank NA	2.400	06/09/22	287,974
300,000	KeyBank NA	2.300	09/14/22	286,246
750,000	KeyBank NA	3.375	03/07/23	744,926
500,000	KeyBank NA	3.300	06/01/25	486,209
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	KeyBank NA	3.400%	05/20/26	$285,455
1,200,000	KeyCorp	2.900	09/15/20	1,190,345
150,000	KeyCorp	5.100	03/24/21	156,602
500,000	KeyCorp	4.100	04/30/28	495,824
800,000	Lloyds Bank plc	2.700	08/17/20	790,539
1,000,000	Lloyds Bank plc	3.300	05/07/21	998,151
850,000	Lloyds Banking Group plc	3.100	07/06/21	838,254
300,000	Lloyds Banking Group plc	3.000	01/11/22	292,136
500,000	Lloyds Banking Group plc	2.907	11/07/23	476,082
2,500,000	Lloyds Banking Group plc	4.500	11/04/24	2,470,465
1,000,000	Lloyds Banking Group plc	4.450	05/08/25	1,005,100
300,000	Lloyds Banking Group plc	3.750	01/11/27	283,473
2,500,000	Lloyds Banking Group plc	4.375	03/22/28	2,468,698
1,550,000	Lloyds Banking Group plc	3.574	11/07/28	1,429,518
750,000	Lloyds Banking Group plc	4.344	01/09/48	643,103
300,000	Manufacturers & Traders Trust Co	2.250	07/25/19	297,980
150,000	Manufacturers & Traders Trust Co	2.100	02/06/20	147,636
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	244,268
500,000	Manufacturers & Traders Trust Co	2.625	01/25/21	492,275
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	483,683
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,055,084
1,222,000	Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	1,208,725
500,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	480,064
400,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	392,600
500,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	482,445
1,500,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	1,486,658
350,000	Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	331,293
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	996,279
1,600,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,590,522
300,000	Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	275,732
400,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	392,861
500,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	476,647
500,000	Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	501,499
750,000	Mizuho Financial Group, Inc	2.273	09/13/21	719,722
200,000	Mizuho Financial Group, Inc	2.953	02/28/22	195,149
1,800,000	Mizuho Financial Group, Inc	2.601	09/11/22	1,724,625
500,000	Mizuho Financial Group, Inc	3.549	03/05/23	496,216
750,000	Mizuho Financial Group, Inc	2.839	09/13/26	689,535
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	195,053
300,000	Mizuho Financial Group, Inc	3.170	09/11/27	280,874
500,000	Mizuho Financial Group, Inc	4.018	03/05/28	501,334
500,000	MUFG Americas Holdings Corp	2.250	02/10/20	492,550
200,000	MUFG Americas Holdings Corp	3.000	02/10/25	191,107
500,000	National Australia Bank Ltd	1.375	07/12/19	492,591
500,000	National Australia Bank Ltd	2.250	01/10/20	493,955
500,000	National Australia Bank Ltd	2.125	05/22/20	490,764
350,000	National Australia Bank Ltd	2.625	07/23/20	345,982
300,000	National Australia Bank Ltd	2.500	01/12/21	293,754
300,000	National Australia Bank Ltd	2.625	01/14/21	294,741
500,000	National Australia Bank Ltd	1.875	07/12/21	477,505
1,000,000	National Australia Bank Ltd	3.375	09/20/21	995,053
500,000	National Australia Bank Ltd	2.800	01/10/22	487,220
46

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	National Australia Bank Ltd	2.500%	05/22/22	$478,962
200,000	National Australia Bank Ltd	3.000	01/20/23	195,216
500,000	National Australia Bank Ltd	2.875	04/12/23	484,138
1,000,000	National Australia Bank Ltd	3.625	06/20/23	997,082
300,000	National Australia Bank Ltd	3.375	01/14/26	290,388
500,000	National Australia Bank Ltd	2.500	07/12/26	452,595
400,000	National Bank of Canada	2.150	06/12/20	392,234
300,000	National Bank of Canada	2.200	11/02/20	292,340
350,000	Northern Trust Corp	2.375	08/02/22	339,002
500,000	Northern Trust Corp	3.950	10/30/25	508,904
100,000	Northern Trust Corp	3.375	05/08/32	93,906
300,000	People’s United Bank	4.000	07/15/24	299,041
100,000	People’s United Financial, Inc	3.650	12/06/22	99,715
800,000	PNC Bank NA	2.250	07/02/19	796,097
500,000	PNC Bank NA	1.450	07/29/19	492,992
600,000	PNC Bank NA	2.400	10/18/19	595,822
750,000	PNC Bank NA	2.000	05/19/20	734,953
300,000	PNC Bank NA	2.300	06/01/20	295,437
300,000	PNC Bank NA	2.600	07/21/20	296,364
550,000	PNC Bank NA	2.450	11/05/20	540,544
500,000	PNC Bank NA	2.500	01/22/21	490,839
500,000	PNC Bank NA	2.150	04/29/21	484,571
500,000	PNC Bank NA	2.550	12/09/21	487,540
500,000	PNC Bank NA	2.625	02/17/22	487,384
1,500,000	PNC Bank NA	2.450	07/28/22	1,447,452
750,000	PNC Bank NA	2.700	11/01/22	720,736
500,000	PNC Bank NA	2.950	01/30/23	484,725
1,000,000	PNC Bank NA	3.500	06/08/23	1,001,105
600,000	PNC Bank NA	2.950	02/23/25	574,245
550,000	PNC Bank NA	3.250	06/01/25	534,723
500,000	PNC Bank NA	3.100	10/25/27	473,069
500,000	PNC Bank NA	3.250	01/22/28	477,748
150,000	PNC Financial Services Group, Inc (Step bond)	2.854	11/09/22	145,944
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	300,406
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	285,063
645,000	PNC Funding Corp	5.125	02/08/20	665,584
50,000	PNC Funding Corp	4.375	08/11/20	51,192
500,000	Regions Bank	2.750	04/01/21	492,325
1,350,000	Regions Financial Corp	3.200	02/08/21	1,343,771
500,000	Regions Financial Corp	2.750	08/14/22	482,278
500,000	Royal Bank of Canada	2.000	10/01/18	499,458
300,000	Royal Bank of Canada	1.500	07/29/19	295,727
1,000,000	Royal Bank of Canada	2.200	09/23/19	993,100
750,000	Royal Bank of Canada	1.875	02/05/20	738,163
500,000	Royal Bank of Canada	2.125	03/02/20	492,408
250,000	Royal Bank of Canada	2.150	03/06/20	246,333
500,000	Royal Bank of Canada	2.100	10/14/20	489,519
500,000	Royal Bank of Canada	2.150	10/26/20	488,478
500,000	Royal Bank of Canada	2.350	10/30/20	490,433
500,000	Royal Bank of Canada	2.500	01/19/21	491,135
750,000	Royal Bank of Canada	2.300	03/22/21	735,393
2,000,000	Royal Bank of Canada	3.200	04/30/21	1,998,988
1,300,000	Royal Bank of Canada	2.750	02/01/22	1,276,465
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Royal Bank of Canada	4.650%	01/27/26	$1,014,209
1,500,000	Royal Bank of Scotland Group plc	3.498	05/15/23	1,452,663
1,000,000	Royal Bank of Scotland Group plc	3.875	09/12/23	971,278
500,000	Royal Bank of Scotland Group plc	4.519	06/25/24	500,189
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	753,977
1,000,000	Royal Bank of Scotland Group plc	4.892	05/18/29	995,026
217,000	Santander Holdings USA, Inc	2.700	05/24/19	216,348
250,000	Santander Holdings USA, Inc	2.650	04/17/20	247,789
1,150,000	Santander Holdings USA, Inc	3.700	03/28/22	1,132,777
1,200,000	Santander Holdings USA, Inc	3.400	01/18/23	1,158,248
250,000	Santander Holdings USA, Inc	4.500	07/17/25	245,153
450,000	Santander Holdings USA, Inc	4.400	07/13/27	431,390
600,000	Santander UK Group Holdings plc	2.875	10/16/20	591,514
200,000	Santander UK Group Holdings plc	3.125	01/08/21	197,367
750,000	Santander UK Group Holdings plc	2.875	08/05/21	726,488
1,500,000	Santander UK Group Holdings plc	3.571	01/10/23	1,458,770
500,000	Santander UK Group Holdings plc	3.373	01/05/24	480,613
300,000	Santander UK Group Holdings plc	3.823	11/03/28	275,328
1,200,000	Santander UK plc	2.125	11/03/20	1,164,826
200,000	Santander UK plc	2.500	01/05/21	195,378
750,000	Santander UK plc	3.400	06/01/21	749,509
500,000	Santander UK plc	4.000	03/13/24	500,959
400,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	392,961
300,000	Skandinaviska Enskilda Banken AB	2.300	03/11/20	295,762
500,000	Skandinaviska Enskilda Banken AB	2.625	03/15/21	490,870
400,000	Skandinaviska Enskilda Banken AB	1.875	09/13/21	381,168
300,000	Skandinaviska Enskilda Banken AB	2.800	03/11/22	292,263
500,000	Sumitomo Mitsui Banking Corp	2.250	07/11/19	495,741
300,000	Sumitomo Mitsui Banking Corp	2.092	10/18/19	296,215
250,000	Sumitomo Mitsui Banking Corp	2.514	01/17/20	247,354
500,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	493,306
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	294,350
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	247,161
800,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	779,060
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	304,376
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	489,515
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	248,254
500,000	Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	494,275
1,250,000	Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,198,645
425,000	Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	410,366
700,000	Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	683,521
500,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	483,899
1,225,000	Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	1,181,936
1,300,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,269,626
1,000,000	Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	991,658
500,000	Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	456,010
500,000	Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	467,809
500,000	Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	482,715
500,000	Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	478,397
500,000	Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	477,850
500,000	Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	486,785
500,000	SunTrust Bank	2.250	01/31/20	493,831
48

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	SunTrust Bank	2.590%	01/29/21	$297,376
1,000,000	SunTrust Bank	2.450	08/01/22	959,433
500,000	SunTrust Bank	3.000	02/02/23	489,007
200,000	SunTrust Bank	3.300	05/15/26	188,657
800,000	SunTrust Banks, Inc	2.900	03/03/21	790,153
500,000	SunTrust Banks, Inc	2.700	01/27/22	487,032
225,000	SunTrust Banks, Inc	2.750	05/01/23	217,244
500,000	SunTrust Banks, Inc	4.000	05/01/25	502,292
50,000	SVB Financial Group	5.375	09/15/20	52,120
250,000	Svenska Handelsbanken AB	1.500	09/06/19	245,919
1,350,000	Svenska Handelsbanken AB	1.950	09/08/20	1,313,469
800,000	Svenska Handelsbanken AB	2.400	10/01/20	785,431
750,000	Svenska Handelsbanken AB	2.450	03/30/21	733,033
750,000	Svenska Handelsbanken AB	3.350	05/24/21	751,039
250,000	Svenska Handelsbanken AB	1.875	09/07/21	238,708
1,000,000	Synchrony Bank	3.650	05/24/21	1,000,504
225,000	Synchrony Bank	3.000	06/15/22	216,612
300,000	Synovus Financial Corp	3.125	11/01/22	286,500
500,000	Toronto-Dominion Bank	2.125	07/02/19	497,040
500,000	Toronto-Dominion Bank	1.450	08/13/19	492,728
750,000	Toronto-Dominion Bank	1.900	10/24/19	741,400
300,000	Toronto-Dominion Bank	2.250	11/05/19	297,668
500,000	Toronto-Dominion Bank	3.000	06/11/20	499,164
200,000	Toronto-Dominion Bank	1.850	09/11/20	194,767
300,000	Toronto-Dominion Bank	2.500	12/14/20	295,122
1,000,000	Toronto-Dominion Bank	2.550	01/25/21	984,590
900,000	Toronto-Dominion Bank	2.125	04/07/21	873,521
500,000	Toronto-Dominion Bank	3.250	06/11/21	499,812
1,500,000	Toronto-Dominion Bank	1.800	07/13/21	1,436,361
1,000,000	Toronto-Dominion Bank	3.625	09/15/31	940,618
225,000	UnionBanCal Corp	3.500	06/18/22	224,338
700,000	US Bancorp	2.625	01/24/22	685,228
500,000	US Bancorp	3.600	09/11/24	493,731
750,000	US Bancorp	3.100	04/27/26	707,144
500,000	US Bancorp	2.375	07/22/26	454,771
1,000,000	US Bancorp	3.150	04/27/27	955,529
750,000	US Bancorp	3.900	04/26/28	761,487
500,000	US Bank NA	2.125	10/28/19	495,210
1,000,000	US Bank NA	2.350	01/23/20	990,903
2,050,000	US Bank NA	2.000	01/24/20	2,019,876
500,000	US Bank NA	2.050	10/23/20	488,158
1,000,000	US Bank NA	3.150	04/26/21	1,001,794
750,000	US Bank NA	3.104	05/21/21	749,915
1,000,000	US Bank NA	2.850	01/23/23	978,830
500,000	US Bank NA	2.800	01/27/25	473,789
500,000	Wells Fargo Bank NA	2.150	12/06/19	494,537
1,000,000	Wells Fargo Bank NA	2.400	01/15/20	990,353
3,000,000	Wells Fargo Bank NA	2.600	01/15/21	2,952,459
500,000	Westpac Banking Corp	1.600	08/19/19	492,935
75,000	Westpac Banking Corp	4.875	11/19/19	76,804
800,000	Westpac Banking Corp	2.150	03/06/20	787,069
500,000	Westpac Banking Corp	3.050	05/15/20	499,649
2,300,000	Westpac Banking Corp	2.300	05/26/20	2,262,709
49

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Westpac Banking Corp	2.650%	01/25/21	$491,820
500,000	Westpac Banking Corp	2.100	05/13/21	482,906
500,000	Westpac Banking Corp	2.000	08/19/21	479,011
400,000	Westpac Banking Corp	2.800	01/11/22	390,554
750,000	Westpac Banking Corp	2.500	06/28/22	720,641
300,000	Westpac Banking Corp	2.750	01/11/23	286,012
1,000,000	Westpac Banking Corp	3.650	05/15/23	1,000,623
500,000	Westpac Banking Corp	2.850	05/13/26	461,959
500,000	Westpac Banking Corp	2.700	08/19/26	454,592
500,000	Westpac Banking Corp	3.350	03/08/27	476,114
500,000	Westpac Banking Corp	3.400	01/25/28	476,120
950,000	Westpac Banking Corp	4.322	11/23/31	915,015
	TOTAL BANKS			417,774,218

CAPITAL GOODS - 1.0%
300,000	ABB Finance USA, Inc	2.800	04/03/20	299,670
500,000	ABB Finance USA, Inc	2.875	05/08/22	490,949
300,000	ABB Finance USA, Inc	3.375	04/03/23	298,392
300,000	ABB Finance USA, Inc	3.800	04/03/28	302,171
650,000	ABB Finance USA, Inc	4.375	05/08/42	666,172
100,000	Agilent Technologies, Inc	5.000	07/15/20	103,489
100,000	Agilent Technologies, Inc	3.200	10/01/22	98,232
400,000	Agilent Technologies, Inc	3.875	07/15/23	398,538
200,000	Agilent Technologies, Inc	3.050	09/22/26	185,790
200,000	Air Lease Corp	2.125	01/15/20	196,298
200,000	Air Lease Corp	2.500	03/01/21	194,708
200,000	Air Lease Corp	3.875	04/01/21	201,453
200,000	Air Lease Corp	3.375	06/01/21	198,910
500,000	Air Lease Corp	3.750	02/01/22	500,461
400,000	Air Lease Corp	2.625	07/01/22	383,181
200,000	Air Lease Corp	2.750	01/15/23	190,444
750,000	Air Lease Corp	3.875	07/03/23	742,305
300,000	Air Lease Corp	3.250	03/01/25	277,586
500,000	Air Lease Corp	3.625	04/01/27	458,258
200,000	Air Lease Corp	3.625	12/01/27	182,507
250,000	Applied Materials, Inc	2.625	10/01/20	247,946
200,000	Applied Materials, Inc	4.300	06/15/21	206,570
250,000	Applied Materials, Inc	3.900	10/01/25	254,995
800,000	Applied Materials, Inc	3.300	04/01/27	776,152
250,000	Applied Materials, Inc	5.100	10/01/35	273,747
100,000	Applied Materials, Inc	5.850	06/15/41	121,100
500,000	Applied Materials, Inc	4.350	04/01/47	499,319
200,000	Arrow Electronics, Inc	3.500	04/01/22	197,187
125,000	Arrow Electronics, Inc	3.250	09/08/24	116,802
200,000	Arrow Electronics, Inc	4.000	04/01/25	195,409
200,000	Arrow Electronics, Inc	3.875	01/12/28	187,346
200,000	Avnet, Inc	3.750	12/01/21	199,273
300,000	Avnet, Inc	4.875	12/01/22	307,580
200,000	Avnet, Inc	4.625	04/15/26	197,015
100,000	Carlisle Cos, Inc	3.750	11/15/22	99,797
200,000	Carlisle Cos, Inc	3.500	12/01/24	192,959
200,000	Carlisle Cos, Inc	3.750	12/01/27	190,028
50

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Caterpillar Financial Services Corp	2.100%	01/10/20	$494,740
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	196,935
300,000	Caterpillar Financial Services Corp	2.950	05/15/20	299,714
1,300,000	Caterpillar Financial Services Corp	1.850	09/04/20	1,265,953
300,000	Caterpillar Financial Services Corp	2.900	03/15/21	298,404
750,000	Caterpillar Financial Services Corp	1.700	08/09/21	718,254
500,000	Caterpillar Financial Services Corp	2.400	06/06/22	484,955
500,000	Caterpillar Financial Services Corp	2.550	11/29/22	482,763
300,000	Caterpillar Financial Services Corp	3.450	05/15/23	301,008
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	710,233
200,000	Caterpillar Financial Services Corp	3.300	06/09/24	198,676
725,000	Caterpillar Financial Services Corp	3.250	12/01/24	712,514
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	455,531
200,000	Caterpillar, Inc	3.900	05/27/21	204,640
1,700,000	Caterpillar, Inc	3.400	05/15/24	1,693,415
1,738,000	Caterpillar, Inc	3.803	08/15/42	1,659,743
300,000	Caterpillar, Inc	4.300	05/15/44	309,215
1,000,000	CNH Industrial Capital LLC	3.875	10/15/21	995,000
200,000	Crane Co	4.200	03/15/48	189,946
300,000	CRH America, Inc	5.750	01/15/21	315,490
200,000	Cummins, Inc	3.650	10/01/23	201,744
200,000	Cummins, Inc	4.875	10/01/43	216,368
300,000	Danaher Corp	2.400	09/15/20	296,089
200,000	Danaher Corp	3.350	09/15/25	196,409
200,000	Danaher Corp	4.375	09/15/45	209,674
150,000	Deere & Co	2.600	06/08/22	146,160
218,000	Deere & Co	5.375	10/16/29	248,416
650,000	Deere & Co	3.900	06/09/42	642,326
825,000	Dover Corp	3.150	11/15/25	791,494
100,000	Dover Corp	5.375	03/01/41	113,765
1,075,000	Eaton Corp	2.750	11/02/22	1,043,395
200,000	Eaton Corp	3.103	09/15/27	186,870
150,000	Eaton Corp	4.000	11/02/32	149,233
750,000	Eaton Corp	4.150	11/02/42	722,673
200,000	Eaton Corp	3.915	09/15/47	185,696
1,650,000	Embraer Netherlands Finance BV	5.400	02/01/27	1,707,172
400,000	Emerson Electric Co	4.875	10/15/19	410,313
350,000	Emerson Electric Co	2.625	02/15/23	339,498
200,000	Emerson Electric Co	3.150	06/01/25	194,911
200,000	Emerson Electric Co	5.250	11/15/39	233,802
200,000	FLIR Systems, Inc	3.125	06/15/21	197,793
150,000	Flowserve Corp	3.500	09/15/22	146,780
200,000	Flowserve Corp	4.000	11/15/23	198,466
200,000	Fortive Corp	2.350	06/15/21	193,819
275,000	Fortive Corp	3.150	06/15/26	255,318
250,000	Fortive Corp	4.300	06/15/46	235,037
1,000,000	General Dynamics Corp	2.875	05/11/20	1,000,743
1,000,000	General Dynamics Corp	3.000	05/11/21	996,713
600,000	General Dynamics Corp	2.250	11/15/22	574,638
500,000	General Dynamics Corp	3.375	05/15/23	500,841
300,000	General Dynamics Corp	1.875	08/15/23	278,292
1,200,000	General Dynamics Corp	2.375	11/15/24	1,124,838
750,000	General Dynamics Corp	3.500	05/15/25	748,956
51

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	General Dynamics Corp	3.750%	05/15/28	$756,545
225,000	General Dynamics Corp	3.600	11/15/42	214,972
1,725,000	General Electric Co	2.700	10/09/22	1,668,729
2,875,000	General Electric Co	4.125	10/09/42	2,668,113
1,850,000	General Electric Co	4.500	03/11/44	1,812,355
300,000	Huntington Ingalls Industries, Inc	3.483	12/01/27	281,940
100,000	IDEX Corp	4.500	12/15/20	102,146
200,000	IDEX Corp	4.200	12/15/21	201,654
1,000,000	Illinois Tool Works, Inc	2.650	11/15/26	923,897
200,000	Illinois Tool Works, Inc	4.875	09/15/41	224,244
1,000,000	Illinois Tool Works, Inc	3.900	09/01/42	980,140
300,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	297,044
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	308,365
400,000	Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	388,979
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	235,311
150,000	Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	144,067
500,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	495,759
600,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	589,776
300,000	John Deere Capital Corp	1.250	10/09/19	294,463
350,000	John Deere Capital Corp	1.700	01/15/20	344,088
200,000	John Deere Capital Corp	2.200	03/13/20	197,612
300,000	John Deere Capital Corp	1.950	06/22/20	293,499
125,000	John Deere Capital Corp	2.450	09/11/20	123,226
200,000	John Deere Capital Corp	2.350	01/08/21	196,494
1,175,000	John Deere Capital Corp	2.550	01/08/21	1,160,935
400,000	John Deere Capital Corp	2.800	03/04/21	396,630
1,000,000	John Deere Capital Corp	2.875	03/12/21	992,589
200,000	John Deere Capital Corp	3.150	10/15/21	200,395
500,000	John Deere Capital Corp	2.650	01/06/22	489,140
400,000	John Deere Capital Corp	2.150	09/08/22	380,560
200,000	John Deere Capital Corp	2.700	01/06/23	195,113
200,000	John Deere Capital Corp	2.800	01/27/23	195,467
600,000	John Deere Capital Corp	2.800	03/06/23	585,251
300,000	John Deere Capital Corp	3.450	06/07/23	300,479
300,000	John Deere Capital Corp	3.350	06/12/24	297,569
850,000	John Deere Capital Corp	2.650	06/24/24	809,378
1,000,000	John Deere Capital Corp	3.450	03/13/25	996,296
125,000	John Deere Capital Corp	3.400	09/11/25	122,981
200,000	John Deere Capital Corp	2.800	09/08/27	186,626
200,000	John Deere Capital Corp	3.050	01/06/28	190,262
160,000	Johnson Controls International plc (Step bond)	4.250	03/01/21	163,576
300,000	Johnson Controls International plc	3.625	07/02/24	295,696
1,300,000	Johnson Controls International plc	3.900	02/14/26	1,282,741
270,000	Johnson Controls International plc	6.000	01/15/36	310,272
325,000	Johnson Controls International plc (Step bond)	4.625	07/02/44	321,818
200,000	Johnson Controls International plc	5.125	09/14/45	207,039
125,000	Johnson Controls International plc	4.500	02/15/47	119,231
100,000	Johnson Controls International plc (Step bond)	4.950	07/02/64	95,013
150,000	Kennametal, Inc	3.875	02/15/22	148,430
200,000	Kennametal, Inc	4.625	06/15/28	197,968
1,366,000	KLA-Tencor Corp	4.125	11/01/21	1,389,685
509,000	Lam Research Corp	2.750	03/15/20	506,006
52

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Lam Research Corp	2.800%	06/15/21	$393,146
200,000		Lam Research Corp	3.800	03/15/25	199,267
100,000		Legrand France S.A.	8.500	02/15/25	125,372
100,000		Lennox International, Inc	3.000	11/15/23	95,162
1,075,000		Lockheed Martin Corp	2.500	11/23/20	1,060,410
500,000		Lockheed Martin Corp	3.100	01/15/23	493,367
300,000		Lockheed Martin Corp	2.900	03/01/25	285,441
1,200,000		Lockheed Martin Corp	3.550	01/15/26	1,180,588
300,000		Lockheed Martin Corp	3.600	03/01/35	278,948
500,000		Lockheed Martin Corp	4.500	05/15/36	518,601
1,608,000		Lockheed Martin Corp	4.070	12/15/42	1,545,450
969,000		Lockheed Martin Corp	4.090	09/15/52	916,904
200,000		Mosaic Co	3.250	11/15/22	194,220
300,000		Mosaic Co	4.250	11/15/23	301,663
300,000		Mosaic Co	4.050	11/15/27	286,582
300,000		Mosaic Co	5.450	11/15/33	303,152
100,000		Mosaic Co	4.875	11/15/41	90,743
300,000		Mosaic Co	5.625	11/15/43	301,985
200,000	g	Nvent Finance Sarl	3.950	04/15/23	197,867
200,000	g	Nvent Finance Sarl	4.550	04/15/28	196,158
250,000		Parker-Hannifin Corp	3.500	09/15/22	251,644
300,000		Parker-Hannifin Corp	3.300	11/21/24	295,196
175,000		Parker-Hannifin Corp	3.250	03/01/27	168,776
200,000		Parker-Hannifin Corp	4.200	11/21/34	203,356
200,000		Parker-Hannifin Corp	4.450	11/21/44	208,550
350,000		Parker-Hannifin Corp	4.100	03/01/47	344,245
775,000		Precision Castparts Corp	2.500	01/15/23	746,737
300,000		Precision Castparts Corp	3.250	06/15/25	291,859
400,000		Precision Castparts Corp	4.200	06/15/35	405,803
100,000		Precision Castparts Corp	3.900	01/15/43	97,256
50,000		Raytheon Co	4.400	02/15/20	51,139
450,000		Raytheon Co	3.125	10/15/20	452,070
1,000,000		Raytheon Co	2.500	12/15/22	970,047
300,000		Raytheon Co	3.150	12/15/24	294,490
200,000		Raytheon Co	7.200	08/15/27	251,812
100,000		Raytheon Co	4.700	12/15/41	110,618
150,000		Raytheon Co	4.200	12/15/44	155,992
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	306,668
700,000		Rockwell Automation, Inc	2.050	03/01/20	688,146
100,000		Rockwell Collins, Inc	1.950	07/15/19	99,027
500,000		Rockwell Collins, Inc	2.800	03/15/22	487,089
125,000		Rockwell Collins, Inc	3.700	12/15/23	124,388
500,000		Rockwell Collins, Inc	3.200	03/15/24	481,498
1,325,000		Rockwell Collins, Inc	3.500	03/15/27	1,262,580
125,000		Rockwell Collins, Inc	4.800	12/15/43	127,045
700,000		Rockwell Collins, Inc	4.350	04/15/47	669,777
100,000		Roper Industries, Inc	6.250	09/01/19	103,563
200,000		Roper Technologies, Inc	3.000	12/15/20	198,630
100,000		Roper Technologies, Inc	2.800	12/15/21	97,653
1,100,000		Roper Technologies, Inc	3.800	12/15/26	1,066,410
200,000		Snap-on, Inc	3.250	03/01/27	193,165
200,000		Snap-on, Inc	4.100	03/01/48	197,354
250,000		Spirit AeroSystems, Inc	3.950	06/15/23	251,204
53

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Spirit AeroSystems, Inc	3.850%	06/15/26	$191,957
250,000	Spirit AeroSystems, Inc	4.600	06/15/28	251,510
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	250,370
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	588,043
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	110,524
150,000	Textron, Inc	4.000	03/15/26	147,973
500,000	Textron, Inc	3.650	03/15/27	476,718
100,000	Textron, Inc	3.375	03/01/28	92,734
250,000	Timken Co	3.875	09/01/24	247,278
100,000	Trimble, Inc	4.150	06/15/23	100,121
150,000	Trimble, Inc	4.900	06/15/28	149,675
200,000	Trinity Industries, Inc	4.550	10/01/24	192,469
200,000	Tupperware Brands Corp	4.750	06/01/21	205,256
500,000	United Technologies Corp	1.500	11/01/19	490,961
1,300,000	United Technologies Corp	1.900	05/04/20	1,275,078
500,000	United Technologies Corp	1.950	11/01/21	478,820
300,000	United Technologies Corp	2.300	05/04/22	288,110
1,325,000	United Technologies Corp	3.100	06/01/22	1,308,515
400,000	United Technologies Corp	2.800	05/04/24	378,967
1,000,000	United Technologies Corp	2.650	11/01/26	903,361
500,000	United Technologies Corp	3.125	05/04/27	464,700
145,000	United Technologies Corp	5.700	04/15/40	165,079
1,650,000	United Technologies Corp	4.500	06/01/42	1,629,324
1,500,000	United Technologies Corp	4.150	05/15/45	1,392,114
375,000	United Technologies Corp	3.750	11/01/46	328,021
500,000	United Technologies Corp	4.050	05/04/47	457,200
200,000	Valmont Industries, Inc	5.000	10/01/44	189,128
200,000	Valmont Industries, Inc	5.250	10/01/54	185,180
300,000	Wabtec Corp	3.450	11/15/26	277,110
300,000	WW Grainger, Inc	4.600	06/15/45	308,665
200,000	WW Grainger, Inc	3.750	05/15/46	181,131
125,000	WW Grainger, Inc	4.200	05/15/47	121,002
300,000	Xylem, Inc	4.875	10/01/21	313,793
100,000	Xylem, Inc	3.250	11/01/26	93,973
100,000	Xylem, Inc	4.375	11/01/46	98,197
	TOTAL CAPITAL GOODS			98,540,544

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000	CNH Industrial NV	3.850	11/15/27	466,105
500,000	Daimler Finance North America LLC	8.500	01/18/31	703,549
300,000	eBay, Inc	2.200	08/01/19	297,549
200,000	eBay, Inc	2.150	06/05/20	196,670
200,000	eBay, Inc	3.250	10/15/20	200,094
300,000	eBay, Inc	2.875	08/01/21	295,306
800,000	eBay, Inc	2.600	07/15/22	763,680
200,000	eBay, Inc	2.750	01/30/23	192,617
400,000	eBay, Inc	3.450	08/01/24	387,941
1,200,000	eBay, Inc	3.600	06/05/27	1,134,129
200,000	eBay, Inc	4.000	07/15/42	173,779
150,000	Equifax, Inc	2.300	06/01/21	144,705
200,000	Equifax, Inc	3.600	08/15/21	199,816
200,000	Equifax, Inc	3.300	12/15/22	195,698
54

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Equifax, Inc	3.950%	06/15/23	$198,914
300,000	Fluor Corp	3.500	12/15/24	293,485
200,000	Fortune Brands Home & Security, Inc	3.000	06/15/20	199,061
200,000	Fortune Brands Home & Security, Inc	4.000	06/15/25	200,482
500,000	Howard Hughes Medical Institute	3.500	09/01/23	506,235
200,000	Moody’s Corp	2.750	07/15/19	199,522
400,000	Moody’s Corp	2.750	12/15/21	390,848
200,000	Moody’s Corp	2.625	01/15/23	191,523
1,200,000	Moody’s Corp	3.250	01/15/28	1,132,288
200,000	Moody’s Corp	5.250	07/15/44	225,809
100,000	Partners Healthcare System, Inc	3.765	07/01/48	93,135
100,000	Partners Healthcare System, Inc	4.117	07/01/55	96,774
329,000	Reed Elsevier Capital, Inc	3.125	10/15/22	322,685
725,000	RELX Capital, Inc	3.500	03/16/23	717,093
615,000	Republic Services, Inc	5.000	03/01/20	633,420
580,000	Republic Services, Inc	5.250	11/15/21	611,752
250,000	Republic Services, Inc	3.550	06/01/22	251,532
750,000	Republic Services, Inc	3.200	03/15/25	721,431
900,000	Republic Services, Inc	2.900	07/01/26	835,483
100,000	Republic Services, Inc	3.375	11/15/27	94,739
750,000	Republic Services, Inc	3.950	05/15/28	739,552
300,000	S&P Global, Inc	3.300	08/14/20	300,360
300,000	S&P Global, Inc	4.000	06/15/25	301,112
1,425,000	S&P Global, Inc	4.400	02/15/26	1,461,116
200,000	S&P Global, Inc	4.500	05/15/48	201,603
1,600,000	Thomson Reuters Corp	4.300	11/23/23	1,632,148
200,000	Thomson Reuters Corp	3.350	05/15/26	184,966
145,000	Thomson Reuters Corp	5.850	04/15/40	158,427
400,000	Thomson Reuters Corp	4.500	05/23/43	372,333
200,000	Thomson Reuters Corp	5.650	11/23/43	215,755
1,000,000	VEREIT Operating Partnership LP	4.125	06/01/21	1,013,531
650,000	VEREIT Operating Partnership LP	3.950	08/15/27	606,073
1,500,000	Visa, Inc	2.200	12/14/20	1,475,638
125,000	Visa, Inc	2.150	09/15/22	119,779
600,000	Visa, Inc	2.800	12/14/22	588,454
2,925,000	Visa, Inc	3.150	12/14/25	2,829,155
700,000	Visa, Inc	2.750	09/15/27	651,929
1,800,000	Visa, Inc	4.300	12/14/45	1,873,297
625,000	Visa, Inc	3.650	09/15/47	583,548
310,000	Waste Management, Inc	4.600	03/01/21	320,348
850,000	Waste Management, Inc	2.900	09/15/22	831,435
100,000	Waste Management, Inc	2.400	05/15/23	95,101
1,000,000	Waste Management, Inc	3.500	05/15/24	990,116
1,000,000	Waste Management, Inc	3.150	11/15/27	938,636
100,000	Waste Management, Inc	3.900	03/01/35	97,196
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			31,849,457

CONSUMER DURABLES & APPAREL - 0.1%
300,000	Coach, Inc	3.000	07/15/22	290,245
300,000	Coach, Inc	4.125	07/15/27	285,972
200,000	DR Horton, Inc	2.550	12/01/20	196,008
500,000	DR Horton, Inc	4.375	09/15/22	510,832
200,000	Hasbro, Inc	3.150	05/15/21	198,195
55

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Hasbro, Inc	3.500%	09/15/27	$184,940
100,000	Hasbro, Inc	6.350	03/15/40	109,503
200,000	Hasbro, Inc	5.100	05/15/44	189,334
200,000	Leggett & Platt, Inc	3.400	08/15/22	197,121
300,000	Leggett & Platt, Inc	3.500	11/15/27	282,609
1,000,000	Masco Corp	4.450	04/01/25	1,003,087
200,000	Masco Corp	3.500	11/15/27	184,032
200,000	Masco Corp	4.500	05/15/47	174,929
100,000	Mohawk Industries, Inc	3.850	02/01/23	100,898
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	298,887
1,150,000	Newell Rubbermaid, Inc	3.150	04/01/21	1,139,246
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	344,641
925,000	Newell Rubbermaid, Inc	4.200	04/01/26	893,309
1,350,000	Newell Rubbermaid, Inc	5.375	04/01/36	1,342,865
750,000	Newell Rubbermaid, Inc	5.500	04/01/46	730,492
300,000	NIKE, Inc	2.250	05/01/23	286,903
200,000	NIKE, Inc	2.375	11/01/26	181,981
300,000	NIKE, Inc	3.625	05/01/43	278,499
500,000	NIKE, Inc	3.875	11/01/45	481,289
200,000	NIKE, Inc	3.375	11/01/46	177,368
150,000	NVR, Inc	3.950	09/15/22	150,927
200,000	Ralph Lauren Corp	2.625	08/18/20	198,244
220,000	VF Corp	6.450	11/01/37	273,738
150,000	Whirlpool Corp	4.700	06/01/22	155,577
100,000	Whirlpool Corp	3.700	03/01/23	99,657
100,000	Whirlpool Corp	4.000	03/01/24	100,910
200,000	Whirlpool Corp	4.500	06/01/46	186,801
	TOTAL CONSUMER DURABLES & APPAREL			11,229,039

CONSUMER SERVICES - 0.2%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	101,725
300,000	Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	295,098
200,000	California Institute of Technology	4.321	08/01/45	214,071
500,000	Catholic Health Initiatives	2.950	11/01/22	482,640
100,000	Children’s Hospital Corp	4.115	01/01/47	103,245
400,000	Cintas Corp No 2	2.900	04/01/22	391,061
400,000	Cintas Corp No 2	3.700	04/01/27	392,213
200,000	Darden Restaurants, Inc	3.850	05/01/27	192,741
300,000	Darden Restaurants, Inc	4.550	02/15/48	278,389
115,000	Duke University	3.299	10/01/46	104,765
300,000	George Washington University	4.300	09/15/44	307,532
200,000	George Washington University	4.868	09/15/45	225,458
375,000	George Washington University	4.126	09/15/48	378,920
200,000	Hyatt Hotels Corp	3.375	07/15/23	196,777
100,000	Hyatt Hotels Corp	4.850	03/15/26	103,487
19,000	Johns Hopkins University	5.250	07/01/19	19,457
200,000	Marriott International, Inc	3.375	10/15/20	200,434
300,000	Marriott International, Inc	2.875	03/01/21	295,814
200,000	Marriott International, Inc	3.125	10/15/21	197,749
200,000	Marriott International, Inc	2.300	01/15/22	191,707
56

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Marriott International, Inc	3.250%	09/15/22	$196,904
1,250,000	Marriott International, Inc	4.000	04/15/28	1,220,115
250,000	Massachusetts Institute of Technology	5.600	07/01/11	323,082
200,000	Massachusetts Institute of Technology	4.678	07/01/14	218,910
300,000	Massachusetts Institute of Technology	3.885	07/01/16	280,376
250,000	McDonald’s Corp	2.200	05/26/20	246,468
720,000	McDonald’s Corp	3.500	07/15/20	726,381
500,000	McDonald’s Corp	2.750	12/09/20	496,479
550,000	McDonald’s Corp	2.625	01/15/22	538,858
100,000	McDonald’s Corp	3.350	04/01/23	99,652
2,500,000	McDonald’s Corp	3.700	01/30/26	2,480,965
300,000	McDonald’s Corp	3.800	04/01/28	298,565
2,000,000	McDonald’s Corp	4.700	12/09/35	2,082,950
500,000	McDonald’s Corp	3.625	05/01/43	437,139
250,000	McDonald’s Corp	4.600	05/26/45	252,043
1,000,000	McDonald’s Corp	4.875	12/09/45	1,049,942
600,000	McDonald’s Corp	4.450	03/01/47	595,319
200,000	Northwestern University	3.688	12/01/38	202,798
200,000	Northwestern University	3.868	12/01/48	201,893
200,000	Northwestern University	3.662	12/01/57	194,933
750,000	President and Fellows of Harvard College	3.619	10/01/37	748,018
200,000	President and Fellows of Harvard College	3.150	07/15/46	180,440
200,000	President and Fellows of Harvard College	3.300	07/15/56	181,918
50,000	Princeton University	4.950	03/01/19	50,784
220,000	Princeton University	5.700	03/01/39	282,469
200,000	Starbucks Corp	2.200	11/22/20	195,405
200,000	Starbucks Corp	2.100	02/04/21	194,373
200,000	Starbucks Corp	2.700	06/15/22	194,259
750,000	Starbucks Corp	3.100	03/01/23	735,033
350,000	Starbucks Corp	3.850	10/01/23	353,517
175,000	Starbucks Corp	2.450	06/15/26	156,731
750,000	Starbucks Corp	3.500	03/01/28	719,859
200,000	Starbucks Corp	4.300	06/15/45	191,330
200,000	Starbucks Corp	3.750	12/01/47	173,683
200,000	Trinity Acquisition plc	3.500	09/15/21	198,349
200,000	Trinity Acquisition plc	4.400	03/15/26	197,975
200,000	Trustees of Dartmouth College	3.474	06/01/46	191,824
200,000	University of Notre Dame du Lac	3.438	02/15/45	190,623
200,000	University of Notre Dame du Lac	3.394	02/15/48	188,140
200,000	Wesleyan University	4.781	07/01/16	203,917
200,000	William Marsh Rice University	3.574	05/15/45	195,540
200,000	William Marsh Rice University	3.774	05/15/55	195,736
200,000	Wyndham Worldwide Corp	4.250	03/01/22	194,750
200,000	Wyndham Worldwide Corp	3.900	03/01/23	187,500
200,000	Wyndham Worldwide Corp	5.100	10/01/25	204,750
200,000	Wyndham Worldwide Corp	4.500	04/01/27	195,000
200,000	Yale University	2.086	04/15/19	199,314
	TOTAL CONSUMER SERVICES			23,718,292

DIVERSIFIED FINANCIALS - 3.2%
200,000	AerCap Ireland Capital DAC	3.300	01/23/23	192,175
300,000	AerCap Ireland Capital DAC	4.125	07/03/23	298,285
1,300,000	AerCap Ireland Capital DAC	3.500	01/15/25	1,219,295
57

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	AerCap Ireland Capital DAC	3.875%	01/23/28	$184,146
5,333,000	AerCap Ireland Capital Ltd	5.000	10/01/21	5,494,723
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	203,392
20,000	Ahold Finance USA LLC	6.875	05/01/29	23,459
500,000	American Express Co	2.200	10/30/20	488,303
1,000,000	American Express Co	3.375	05/17/21	1,000,110
850,000	American Express Co	2.500	08/01/22	814,867
3,000,000	American Express Co	3.400	02/27/23	2,967,408
500,000	American Express Co	3.000	10/30/24	476,866
1,100,000	American Express Credit Corp	2.200	03/03/20	1,085,531
2,575,000	American Express Credit Corp	2.375	05/26/20	2,537,530
1,050,000	American Express Credit Corp	2.700	03/03/22	1,027,095
750,000	American Express Credit Corp	3.300	05/03/27	722,445
300,000	American Honda Finance Corp	1.200	07/12/19	295,353
500,000	American Honda Finance Corp	2.250	08/15/19	497,135
500,000	American Honda Finance Corp	2.000	11/13/19	494,242
200,000	American Honda Finance Corp	2.000	02/14/20	197,317
700,000	American Honda Finance Corp	2.150	03/13/20	690,920
300,000	American Honda Finance Corp	1.950	07/20/20	293,764
300,000	American Honda Finance Corp	2.450	09/24/20	296,202
500,000	American Honda Finance Corp	2.650	02/12/21	495,938
300,000	American Honda Finance Corp	1.650	07/12/21	287,022
200,000	American Honda Finance Corp	1.700	09/09/21	191,595
750,000	American Honda Finance Corp	2.600	11/16/22	730,788
200,000	American Honda Finance Corp	2.900	02/16/24	193,947
100,000	American Honda Finance Corp	2.300	09/09/26	90,813
500,000	American Honda Finance Corp	3.500	02/15/28	489,696
595,000	Ameriprise Financial, Inc	5.300	03/15/20	615,340
400,000	Ameriprise Financial, Inc	4.000	10/15/23	408,972
300,000	Ameriprise Financial, Inc	3.700	10/15/24	299,263
200,000	Ameriprise Financial, Inc	2.875	09/15/26	186,574
350,000	Ares Capital Corp	3.875	01/15/20	351,134
200,000	Ares Capital Corp	3.625	01/19/22	194,989
200,000	Ares Capital Corp	3.500	02/10/23	190,569
300,000	Ares Capital Corp	4.250	03/01/25	288,465
2,000,000	Bank of New York Mellon Corp	2.300	09/11/19	1,989,126
1,000,000	Bank of New York Mellon Corp	2.150	02/24/20	987,290
300,000	Bank of New York Mellon Corp	2.600	08/17/20	297,094
500,000	Bank of New York Mellon Corp	2.450	11/27/20	491,825
675,000	Bank of New York Mellon Corp	2.500	04/15/21	662,529
300,000	Bank of New York Mellon Corp	2.050	05/03/21	290,682
500,000	Bank of New York Mellon Corp	3.550	09/23/21	505,532
2,000,000	Bank of New York Mellon Corp	2.950	01/29/23	1,955,537
500,000	Bank of New York Mellon Corp	3.500	04/28/23	500,049
500,000	Bank of New York Mellon Corp	2.200	08/16/23	469,144
800,000	Bank of New York Mellon Corp	3.250	09/11/24	785,064
500,000	Bank of New York Mellon Corp	3.000	02/24/25	480,213
500,000	Bank of New York Mellon Corp	2.800	05/04/26	470,057
500,000	Bank of New York Mellon Corp	2.450	08/17/26	457,273
800,000	Bank of New York Mellon Corp	3.250	05/16/27	770,113
1,000,000	Bank of New York Mellon Corp	3.400	01/29/28	972,358
500,000	Bank of New York Mellon Corp	3.850	04/28/28	504,800
58

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Bank of New York Mellon Corp	3.000%	10/30/28	$91,315
400,000	Bank of New York Mellon Corp	3.300	08/23/29	371,684
300,000	Berkshire Hathaway, Inc	2.100	08/14/19	298,301
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	737,928
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	205,496
300,000	Berkshire Hathaway, Inc	3.000	02/11/23	297,484
750,000	Berkshire Hathaway, Inc	2.750	03/15/23	733,998
3,750,000	Berkshire Hathaway, Inc	3.125	03/15/26	3,611,910
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	830,314
790,000	BlackRock, Inc	5.000	12/10/19	814,882
125,000	BlackRock, Inc	3.375	06/01/22	125,933
500,000	BlackRock, Inc	3.500	03/18/24	503,103
700,000	BlackRock, Inc	3.200	03/15/27	674,826
200,000	Block Financial LLC	5.500	11/01/22	207,637
200,000	Block Financial LLC	5.250	10/01/25	200,500
2,225,000	BNP Paribas S.A.	2.375	05/21/20	2,191,844
700,000	BNP Paribas S.A.	5.000	01/15/21	726,887
300,000	BNP Paribas S.A.	3.250	03/03/23	296,688
500,000	BNP Paribas S.A.	4.250	10/15/24	493,158
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	202,775
200,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	189,514
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	296,489
200,000	Brookfield Finance LLC	4.000	04/01/24	197,843
200,000	Brookfield Finance, Inc	4.250	06/02/26	196,786
300,000	Brookfield Finance, Inc	3.900	01/25/28	283,500
400,000	Brookfield Finance, Inc	4.700	09/20/47	378,232
700,000	Capital One Financial Corp	2.500	05/12/20	690,047
700,000	Capital One Financial Corp	2.400	10/30/20	682,738
500,000	Capital One Financial Corp	3.450	04/30/21	498,810
2,250,000	Capital One Financial Corp	3.050	03/09/22	2,204,575
1,500,000	Capital One Financial Corp	3.200	01/30/23	1,456,216
500,000	Capital One Financial Corp	3.750	04/24/24	490,225
500,000	Capital One Financial Corp	3.300	10/30/24	474,706
200,000	Capital One Financial Corp	3.200	02/05/25	187,701
500,000	Capital One Financial Corp	4.250	04/30/25	498,171
500,000	Capital One Financial Corp	4.200	10/29/25	485,431
300,000	Capital One Financial Corp	3.750	07/28/26	278,662
650,000	Capital One Financial Corp	3.750	03/09/27	615,308
1,500,000	Capital One Financial Corp	3.800	01/31/28	1,415,352
200,000	CBOE Holdings, Inc	3.650	01/12/27	192,922
500,000	Celanese US Holdings LLC	4.625	11/15/22	510,190
100,000	Charles Schwab Corp	4.450	07/22/20	102,724
750,000	Charles Schwab Corp	3.250	05/21/21	752,942
200,000	Charles Schwab Corp	2.650	01/25/23	194,638
200,000	Charles Schwab Corp	3.000	03/10/25	192,240
750,000	Charles Schwab Corp	3.850	05/21/25	758,228
500,000	Charles Schwab Corp	3.200	03/02/27	477,140
200,000	Charles Schwab Corp	3.200	01/25/28	191,842
350,000	CME Group, Inc	3.000	09/15/22	346,173
300,000	CME Group, Inc	3.000	03/15/25	289,430
500,000	CME Group, Inc	3.750	06/15/28	503,084
200,000	CME Group, Inc	5.300	09/15/43	234,676
500,000	CME Group, Inc	4.150	06/15/48	505,302
59

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,250,000	Credit Suisse	5.400%	01/14/20	$2,314,780
1,150,000	Credit Suisse	3.625	09/09/24	1,133,136
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	743,946
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	996,166
475,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	468,844
2,050,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,971,047
2,750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	2,748,888
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,232,803
1,850,000	Diageo Investment Corp	2.875	05/11/22	1,821,974
100,000	Diageo Investment Corp	4.250	05/11/42	101,819
100,000	Discover Financial Services	5.200	04/27/22	104,275
700,000	Discover Financial Services	3.950	11/06/24	682,802
200,000	E*TRADE Financial Corp	2.950	08/24/22	193,679
200,000	E*TRADE Financial Corp	3.800	08/24/27	191,381
300,000	E*TRADE Financial Corp	4.500	06/20/28	300,110
300,000	Eaton Vance Corp	3.625	06/15/23	301,071
200,000	Eaton Vance Corp	3.500	04/06/27	194,010
300,000	Ford Motor Credit Co LLC	1.897	08/12/19	295,836
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	496,091
300,000	Ford Motor Credit Co LLC	2.681	01/09/20	297,177
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	984,217
400,000	Ford Motor Credit Co LLC	2.425	06/12/20	392,202
300,000	Ford Motor Credit Co LLC	2.343	11/02/20	292,119
2,000,000	Ford Motor Credit Co LLC	3.200	01/15/21	1,977,480
3,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	3,517,730
600,000	Ford Motor Credit Co LLC	3.470	04/05/21	596,299
500,000	Ford Motor Credit Co LLC	5.875	08/02/21	530,018
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	342,204
900,000	Ford Motor Credit Co LLC	3.339	03/28/22	880,641
1,000,000	Ford Motor Credit Co LLC	2.979	08/03/22	962,310
1,750,000	Ford Motor Credit Co LLC	4.140	02/15/23	1,747,130
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	428,940
200,000	Ford Motor Credit Co LLC	3.810	01/09/24	194,063
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	956,643
925,000	Ford Motor Credit Co LLC	4.134	08/04/25	901,773
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	490,086
500,000	Ford Motor Credit Co LLC	3.815	11/02/27	462,575
150,000	Franklin Resources, Inc	2.800	09/15/22	146,389
200,000	Franklin Resources, Inc	2.850	03/30/25	188,268
200,000	FS Investment Corp	4.250	01/15/20	200,419
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,395,519
3,443,000	GE Capital International Funding Co	3.373	11/15/25	3,307,214
3,444,000	GE Capital International Funding Co	4.418	11/15/35	3,334,416
200,000	General Electric Capital Corp	2.100	12/11/19	197,796
181,000	General Electric Capital Corp	5.500	01/08/20	187,583
250,000	General Electric Capital Corp	2.200	01/09/20	247,000
532,000	General Electric Capital Corp	4.375	09/16/20	545,478
772,000	General Electric Capital Corp	4.625	01/07/21	795,739
86,000	General Electric Capital Corp	5.300	02/11/21	89,922
200,000	General Electric Capital Corp	4.650	10/17/21	207,971
544,000	General Electric Capital Corp	3.150	09/07/22	532,838
144,000	General Electric Capital Corp	3.100	01/09/23	140,733
60

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$5,503,000	General Electric Capital Corp	3.450%	05/15/24	$5,391,657
752,000	General Electric Capital Corp	6.750	03/15/32	917,440
344,000	General Electric Capital Corp	5.875	01/14/38	390,332
352,000	General Electric Capital Corp	6.875	01/10/39	445,476
1,000,000	General Motors Financial Co, Inc	2.350	10/04/19	991,425
500,000	General Motors Financial Co, Inc	2.650	04/13/20	493,992
200,000	General Motors Financial Co, Inc	3.200	07/13/20	199,062
300,000	General Motors Financial Co, Inc	2.450	11/06/20	292,911
700,000	General Motors Financial Co, Inc	3.700	11/24/20	703,493
500,000	General Motors Financial Co, Inc	4.200	03/01/21	506,970
2,000,000	General Motors Financial Co, Inc	3.550	04/09/21	1,993,813
875,000	General Motors Financial Co, Inc	3.200	07/06/21	863,547
750,000	General Motors Financial Co, Inc	3.450	01/14/22	739,230
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,456,207
300,000	General Motors Financial Co, Inc	3.150	06/30/22	291,561
300,000	General Motors Financial Co, Inc	3.250	01/05/23	290,656
825,000	General Motors Financial Co, Inc	3.700	05/09/23	810,265
500,000	General Motors Financial Co, Inc	4.150	06/19/23	499,795
500,000	General Motors Financial Co, Inc	3.950	04/13/24	489,111
1,300,000	General Motors Financial Co, Inc	3.500	11/07/24	1,237,371
3,500,000	General Motors Financial Co, Inc	4.350	04/09/25	3,448,478
300,000	General Motors Financial Co, Inc	4.300	07/13/25	294,207
400,000	General Motors Financial Co, Inc	4.000	10/06/26	379,075
1,250,000	General Motors Financial Co, Inc	4.350	01/17/27	1,209,093
300,000	General Motors Financial Co, Inc	3.850	01/05/28	277,102
125,000	Goldman Sachs Group, Inc	1.950	07/23/19	123,757
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,490,770
1,000,000	Goldman Sachs Group, Inc	2.300	12/13/19	990,110
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,593,290
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,209,397
500,000	Goldman Sachs Group, Inc	2.600	12/27/20	491,205
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,366,103
500,000	Goldman Sachs Group, Inc	2.350	11/15/21	480,803
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,487,173
1,000,000	Goldman Sachs Group, Inc	3.000	04/26/22	977,531
1,000,000	Goldman Sachs Group, Inc	2.876	10/31/22	976,250
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,787,595
6,000,000	Goldman Sachs Group, Inc	3.200	02/23/23	5,844,739
1,000,000	Goldman Sachs Group, Inc	2.908	06/05/23	964,352
750,000	Goldman Sachs Group, Inc	2.905	07/24/23	722,167
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,500,469
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	585,578
1,925,000	Goldman Sachs Group, Inc	3.272	09/29/25	1,828,774
250,000	Goldman Sachs Group, Inc	4.250	10/21/25	246,258
800,000	Goldman Sachs Group, Inc	3.750	02/25/26	774,864
3,500,000	Goldman Sachs Group, Inc	3.850	01/26/27	3,362,645
4,050,000	Goldman Sachs Group, Inc	3.691	06/05/28	3,837,891
6,000,000	Goldman Sachs Group, Inc	3.814	04/23/29	5,699,977
1,500,000	Goldman Sachs Group, Inc	4.223	05/01/29	1,477,163
625,000	Goldman Sachs Group, Inc	4.017	10/31/38	569,083
2,000,000	Goldman Sachs Group, Inc	4.411	04/23/39	1,916,657
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,508,587
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,065,783
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,075,000	Goldman Sachs Group, Inc	5.150%	05/22/45	$1,069,064
500,000	IBM Credit LLC	1.625	09/06/19	493,671
500,000	IBM Credit LLC	1.800	01/20/21	484,472
1,750,000	IBM Credit LLC	2.650	02/05/21	1,732,797
1,500,000	IBM Credit LLC	2.200	09/08/22	1,434,665
2,000,000	IBM Credit LLC	3.000	02/06/23	1,955,143
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	495,061
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	287,581
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	496,080
1,000,000	Intercontinental Exchange, Inc	3.100	09/15/27	934,525
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	204,237
125,000	Invesco Finance plc	3.125	11/30/22	122,947
200,000	Invesco Finance plc	4.000	01/30/24	201,100
200,000	Invesco Finance plc	3.750	01/15/26	196,543
200,000	Invesco Finance plc	5.375	11/30/43	226,950
300,000	Janus Capital Group, Inc	4.875	08/01/25	306,617
700,000	Jefferies Group LLC	4.850	01/15/27	679,192
750,000	Jefferies Group LLC	4.150	01/23/30	661,519
825,000	Jefferies Group, Inc	8.500	07/15/19	870,499
500,000	Jefferies Group, Inc	6.875	04/15/21	538,810
600,000	Jefferies Group, Inc	6.450	06/08/27	647,176
500,000	Korea Finance Corp	2.875	08/22/18	500,017
250,000	Lazard Group LLC	4.250	11/14/20	254,882
150,000	Lazard Group LLC	3.750	02/13/25	145,219
200,000	Lazard Group LLC	3.625	03/01/27	187,327
400,000	Legg Mason, Inc	5.625	01/15/44	415,899
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,722,010
4,000,000	Morgan Stanley	2.375	07/23/19	3,976,704
1,200,000	Morgan Stanley	5.500	07/28/21	1,269,722
1,250,000	Morgan Stanley	2.625	11/17/21	1,213,398
2,025,000	Morgan Stanley	2.750	05/19/22	1,961,171
2,500,000	Morgan Stanley	4.875	11/01/22	2,592,256
4,500,000	Morgan Stanley	3.125	01/23/23	4,388,985
2,850,000	Morgan Stanley	4.100	05/22/23	2,859,917
4,000,000	Morgan Stanley	3.737	04/24/24	3,974,729
1,000,000	Morgan Stanley	3.875	04/29/24	1,001,372
3,592,000	Morgan Stanley	3.700	10/23/24	3,544,670
750,000	Morgan Stanley	5.000	11/24/25	777,230
1,075,000	Morgan Stanley	4.350	09/08/26	1,061,649
2,250,000	Morgan Stanley	3.625	01/20/27	2,164,662
1,600,000	Morgan Stanley	3.950	04/23/27	1,524,706
1,000,000	Morgan Stanley	3.591	07/22/28	950,084
4,500,000	Morgan Stanley	3.772	01/24/29	4,336,393
525,000	Morgan Stanley	3.971	07/22/38	486,125
2,000,000	Morgan Stanley	4.457	04/22/39	1,955,872
1,500,000	Morgan Stanley	4.375	01/22/47	1,431,271
220,000	NASDAQ OMX Group, Inc	5.550	01/15/20	228,050
250,000	NASDAQ OMX Group, Inc	4.250	06/01/24	252,227
200,000	NASDAQ, Inc	3.850	06/30/26	193,623
125,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	124,107
500,000	National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	490,755
350,000	National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	347,497
62

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	National Rural Utilities Cooperative Finance Corp	2.400%	04/25/22	$482,828
500,000	National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	480,337
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	194,067
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	198,447
300,000	National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	289,647
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	382,248
200,000	National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	194,128
750,000	National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	727,857
500,000	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	506,966
200,000	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	205,423
430,000	Nomura Holdings, Inc	6.700	03/04/20	453,291
500,000	Oesterreichische Kontrollbank AG.	1.625	03/12/19	497,003
500,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	494,442
1,550,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	1,506,097
500,000	Oesterreichische Kontrollbank AG.	2.375	10/01/21	491,750
750,000	Oesterreichische Kontrollbank AG.	2.875	03/13/23	746,744
125,000	ORIX Corp	2.900	07/18/22	121,575
500,000	ORIX Corp	3.250	12/04/24	477,513
200,000	ORIX Corp	3.700	07/18/27	193,937
1,000,000	PACCAR Financial Corp	1.950	02/27/20	984,665
300,000	PACCAR Financial Corp	2.800	03/01/21	297,382
300,000	PACCAR Financial Corp	3.100	05/10/21	300,637
500,000	Raymond James Financial, Inc	3.625	09/15/26	479,989
100,000	Raymond James Financial, Inc	4.950	07/15/46	101,615
1,500,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	1,477,065
2,400,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	2,297,479
2,500,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	2,350,795
1,000,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	916,063
300,000	State Street Corp	2.550	08/18/20	297,316
300,000	State Street Corp	4.375	03/07/21	309,577
500,000	State Street Corp	1.950	05/19/21	484,353
500,000	State Street Corp	2.653	05/15/23	485,920
1,900,000	State Street Corp	3.100	05/15/23	1,872,969
350,000	State Street Corp	3.700	11/20/23	354,768
500,000	State Street Corp	3.300	12/16/24	490,370
225,000	State Street Corp	3.550	08/18/25	224,818
500,000	State Street Corp	2.650	05/19/26	468,630
200,000	Stifel Financial Corp	3.500	12/01/20	200,301
100,000	Stifel Financial Corp	4.250	07/18/24	99,593
250,000	Synchrony Financial	3.000	08/15/19	249,507
275,000	Synchrony Financial	2.700	02/03/20	272,092
300,000	Synchrony Financial	3.750	08/15/21	299,665
250,000	Synchrony Financial	4.250	08/15/24	244,978
600,000	Synchrony Financial	4.500	07/23/25	589,090
300,000	Synchrony Financial	3.700	08/04/26	275,504
500,000	Synchrony Financial	3.950	12/01/27	461,076
300,000	Syngenta Finance NV	3.125	03/28/22	285,657
300,000	TD Ameritrade Holding Corp	2.950	04/01/22	294,448
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	346,212
350,000	TD Ameritrade Holding Corp	3.300	04/01/27	333,843
400,000	Toyota Motor Credit Corp	2.125	07/18/19	397,567
200,000	Toyota Motor Credit Corp	1.550	10/18/19	197,198
300,000	Toyota Motor Credit Corp	2.200	01/10/20	297,279
63

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Toyota Motor Credit Corp	2.150%	03/12/20	$493,980
300,000	Toyota Motor Credit Corp	1.950	04/17/20	294,884
300,000	Toyota Motor Credit Corp	1.900	04/08/21	290,769
1,500,000	Toyota Motor Credit Corp	2.950	04/13/21	1,492,704
750,000	Toyota Motor Credit Corp	2.750	05/17/21	743,415
500,000	Toyota Motor Credit Corp	3.400	09/15/21	504,259
1,750,000	Toyota Motor Credit Corp	2.600	01/11/22	1,713,711
300,000	Toyota Motor Credit Corp	2.800	07/13/22	294,441
500,000	Toyota Motor Credit Corp	2.150	09/08/22	476,851
500,000	Toyota Motor Credit Corp	2.700	01/11/23	486,734
1,500,000	Toyota Motor Credit Corp	3.400	04/14/25	1,480,771
300,000	Toyota Motor Credit Corp	3.050	01/11/28	285,297
1,750,000	UBS AG.	2.375	08/14/19	1,739,093
1,000,000	UBS AG.	2.350	03/26/20	988,710
300,000	Unilever Capital Corp	1.800	05/05/20	294,891
250,000	Unilever Capital Corp	2.100	07/30/20	245,178
250,000	Unilever Capital Corp	4.250	02/10/21	256,799
500,000	Unilever Capital Corp	2.750	03/22/21	496,031
300,000	Unilever Capital Corp	1.375	07/28/21	284,899
400,000	Unilever Capital Corp	2.200	05/05/22	384,452
500,000	Unilever Capital Corp	3.125	03/22/23	495,757
900,000	Unilever Capital Corp	2.600	05/05/24	857,557
500,000	Unilever Capital Corp	3.375	03/22/25	496,665
450,000	Unilever Capital Corp	3.100	07/30/25	437,517
225,000	Unilever Capital Corp	2.000	07/28/26	199,557
400,000	Unilever Capital Corp	2.900	05/05/27	378,579
500,000	Unilever Capital Corp	3.500	03/22/28	497,422
330,000	Unilever Capital Corp	5.900	11/15/32	405,894
1,000,000	Wells Fargo & Co	2.150	01/30/20	985,072
1,550,000	Wells Fargo & Co	2.600	07/22/20	1,529,929
450,000	Wells Fargo & Co	2.550	12/07/20	442,556
1,000,000	Wells Fargo & Co	3.000	01/22/21	993,023
1,000,000	Wells Fargo & Co	2.500	03/04/21	978,105
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,238,276
750,000	Wells Fargo & Co	2.100	07/26/21	720,714
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,487,663
1,000,000	Wells Fargo & Co	2.625	07/22/22	963,265
750,000	Wells Fargo & Co	3.069	01/24/23	729,091
700,000	Wells Fargo & Co	3.450	02/13/23	685,800
500,000	Wells Fargo & Co	4.125	08/15/23	502,527
334,000	Wells Fargo & Co	4.480	01/16/24	340,555
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,124,483
3,550,000	Wells Fargo & Co	3.000	02/19/25	3,347,534
500,000	Wells Fargo & Co	3.550	09/29/25	484,534
2,500,000	Wells Fargo & Co	3.000	04/22/26	2,323,798
650,000	Wells Fargo & Co	4.100	06/03/26	636,722
1,750,000	Wells Fargo & Co	3.000	10/23/26	1,615,252
750,000	Wells Fargo & Co	4.300	07/22/27	738,840
2,325,000	Wells Fargo & Co	3.584	05/22/28	2,226,799
264,000	Wells Fargo & Co	5.375	02/07/35	291,841
725,000	Wells Fargo & Co	5.375	11/02/43	756,511
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,228,805
64

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Wells Fargo & Co	4.650%	11/04/44	$285,570
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,365,069
750,000	Wells Fargo & Co	4.900	11/17/45	742,750
1,750,000	Wells Fargo & Co	4.400	06/14/46	1,600,664
1,750,000	Wells Fargo & Co	4.750	12/07/46	1,692,098
	TOTAL DIVERSIFIED FINANCIALS			327,876,206

ENERGY - 2.6%
375,000	Anadarko Petroleum Corp	4.850	03/15/21	385,889
700,000	Anadarko Petroleum Corp	3.450	07/15/24	674,277
1,350,000	Anadarko Petroleum Corp	5.550	03/15/26	1,446,373
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,491,859
200,000	Anadarko Petroleum Corp	4.500	07/15/44	186,106
500,000	Anadarko Petroleum Corp	6.600	03/15/46	600,502
900,000	Andeavor	5.125	12/15/26	941,099
200,000	Andeavor	3.800	04/01/28	188,818
200,000	Andeavor	4.500	04/01/48	182,119
200,000	Andeavor Logistics LP	3.500	12/01/22	195,355
150,000	Andeavor Logistics LP	4.250	12/01/27	144,311
200,000	Andeavor Logistics LP	5.200	12/01/47	192,762
1,200,000	Apache Corp	3.250	04/15/22	1,169,789
980,000	Apache Corp	5.100	09/01/40	970,249
300,000	Apache Corp	5.250	02/01/42	297,665
850,000	Apache Corp	4.750	04/15/43	806,490
300,000	Apache Corp	4.250	01/15/44	265,027
750,000	Baker Hughes a GE Co LLC	2.773	12/15/22	727,343
500,000	Baker Hughes a GE Co LLC	3.337	12/15/27	465,079
500,000	Baker Hughes a GE Co LLC	4.080	12/15/47	446,454
129,000	Baker Hughes, Inc	3.200	08/15/21	128,529
800,000	Baker Hughes, Inc	5.125	09/15/40	856,923
200,000	Boardwalk Pipelines LP	5.750	09/15/19	205,168
200,000	Boardwalk Pipelines LP	3.375	02/01/23	192,542
200,000	Boardwalk Pipelines LP	5.950	06/01/26	214,403
200,000	Boardwalk Pipelines LP	4.450	07/15/27	194,132
300,000	BP Capital Markets plc	1.768	09/19/19	296,257
2,450,000	BP Capital Markets plc	2.315	02/13/20	2,426,408
300,000	BP Capital Markets plc	4.500	10/01/20	309,078
150,000	BP Capital Markets plc	4.742	03/11/21	156,130
500,000	BP Capital Markets plc	2.112	09/16/21	482,879
1,450,000	BP Capital Markets plc	3.561	11/01/21	1,464,006
1,200,000	BP Capital Markets plc	3.245	05/06/22	1,195,890
175,000	BP Capital Markets plc	2.520	09/19/22	168,769
850,000	BP Capital Markets plc	2.500	11/06/22	819,102
300,000	BP Capital Markets plc	3.994	09/26/23	306,668
800,000	BP Capital Markets plc	3.216	11/28/23	784,366
500,000	BP Capital Markets plc	3.814	02/10/24	504,911
1,750,000	BP Capital Markets plc	3.224	04/14/24	1,716,398
300,000	BP Capital Markets plc	3.535	11/04/24	297,557
500,000	BP Capital Markets plc	3.506	03/17/25	495,629
200,000	BP Capital Markets plc	3.017	01/16/27	189,072
500,000	BP Capital Markets plc	3.588	04/14/27	492,688
750,000	BP Capital Markets plc	3.279	09/19/27	720,778
300,000	BP Capital Markets plc	3.723	11/28/28	299,063
65

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Buckeye Partners LP	4.875%	02/01/21	$204,293
200,000		Buckeye Partners LP	4.350	10/15/24	197,346
300,000		Buckeye Partners LP	3.950	12/01/26	272,099
200,000		Buckeye Partners LP	4.125	12/01/27	181,547
200,000		Buckeye Partners LP	5.850	11/15/43	192,625
100,000		Buckeye Partners LP	5.600	10/15/44	93,261
575,000		Burlington Resources Finance Co	7.200	08/15/31	733,794
200,000		Burlington Resources Finance Co	7.400	12/01/31	258,942
300,000		Canadian Natural Resources Ltd	2.950	01/15/23	289,348
600,000		Canadian Natural Resources Ltd	3.800	04/15/24	594,441
700,000		Canadian Natural Resources Ltd	3.900	02/01/25	689,818
750,000		Canadian Natural Resources Ltd	3.850	06/01/27	731,382
850,000		Canadian Natural Resources Ltd	6.250	03/15/38	1,002,077
300,000		Canadian Natural Resources Ltd	4.950	06/01/47	309,390
500,000		Cenovus Energy, Inc	5.700	10/15/19	512,800
550,000		Cenovus Energy, Inc	4.250	04/15/27	529,565
1,750,000		Cenovus Energy, Inc	5.250	06/15/37	1,719,810
500,000		Cenovus Energy, Inc	5.200	09/15/43	470,686
750,000		Cenovus Energy, Inc	5.400	06/15/47	733,702
1,000,000		Chevron Corp	2.193	11/15/19	993,080
300,000		Chevron Corp	1.991	03/03/20	296,389
1,250,000		Chevron Corp	2.427	06/24/20	1,242,139
2,750,000		Chevron Corp	2.100	05/16/21	2,685,293
400,000		Chevron Corp	2.411	03/03/22	390,151
300,000		Chevron Corp	2.498	03/03/22	294,197
1,050,000		Chevron Corp	2.355	12/05/22	1,003,515
500,000		Chevron Corp	2.566	05/16/23	483,679
250,000		Chevron Corp	3.191	06/24/23	248,616
300,000		Chevron Corp	2.895	03/03/24	291,701
125,000		Chevron Corp	3.326	11/17/25	123,344
1,650,000		Chevron Corp	2.954	05/16/26	1,582,436
500,000		Cimarex Energy Co	4.375	06/01/24	503,934
100,000		Cimarex Energy Co	3.900	05/15/27	95,985
500,000		Concho Resources, Inc	3.750	10/01/27	480,270
750,000	h	Concho Resources, Inc	4.300	08/15/28	748,996
400,000		Concho Resources, Inc	4.875	10/01/47	402,931
300,000	h	Concho Resources, Inc	4.850	08/15/48	303,809
77,000		ConocoPhillips Co	4.150	11/15/34	76,911
250,000		ConocoPhillips Co	5.900	05/15/38	298,349
1,035,000		ConocoPhillips Co	6.500	02/01/39	1,320,973
300,000		ConocoPhillips Co	4.300	11/15/44	304,952
1,250,000		ConocoPhillips Co	5.950	03/15/46	1,554,118
500,000		ConocoPhillips Holding Co	6.950	04/15/29	615,932
1,025,000		Devon Energy Corp	3.250	05/15/22	1,007,315
885,000		Devon Energy Corp	5.600	07/15/41	953,979
700,000		Devon Energy Corp	4.750	05/15/42	682,886
800,000		Devon Energy Corp	5.000	06/15/45	813,209
550,000		Ecopetrol S.A.	7.625	07/23/19	574,090
725,000		Ecopetrol S.A.	5.875	09/18/23	768,500
1,000,000		Ecopetrol S.A.	4.125	01/16/25	970,000
400,000		Ecopetrol S.A.	5.375	06/26/26	410,400
200,000		Ecopetrol S.A.	7.375	09/18/43	220,300
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Ecopetrol S.A.	5.875%	05/28/45	$948,450
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	299,194
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	354,534
675,000	Enbridge Energy Partners LP	4.375	10/15/20	686,887
1,200,000	Enbridge Energy Partners LP	5.875	10/15/25	1,305,563
300,000	Enbridge Energy Partners LP	5.500	09/15/40	311,960
200,000	Enbridge Energy Partners LP	7.375	10/15/45	254,289
800,000	Enbridge, Inc	2.900	07/15/22	776,800
300,000	Enbridge, Inc	4.000	10/01/23	300,877
100,000	Enbridge, Inc	4.250	12/01/26	99,059
100,000	Enbridge, Inc	3.700	07/15/27	94,725
300,000	Enbridge, Inc	4.500	06/10/44	274,743
625,000	Enbridge, Inc	5.500	12/01/46	666,699
500,000	Enbridge, Inc	6.250	03/01/78	470,029
1,000,000	EnCana Corp	3.900	11/15/21	1,007,947
1,500,000	EnCana Corp	6.500	08/15/34	1,709,606
44,000	Energy Transfer Partners LP	9.700	03/15/19	46,025
1,250,000	Energy Transfer Partners LP	4.150	10/01/20	1,265,138
500,000	Energy Transfer Partners LP	4.650	06/01/21	511,962
200,000	Energy Transfer Partners LP	5.200	02/01/22	207,420
200,000	Energy Transfer Partners LP	3.600	02/01/23	195,394
200,000	Energy Transfer Partners LP	4.200	09/15/23	199,654
500,000	Energy Transfer Partners LP	4.900	02/01/24	507,272
400,000	Energy Transfer Partners LP	4.050	03/15/25	386,048
1,000,000	Energy Transfer Partners LP	4.750	01/15/26	990,522
250,000	Energy Transfer Partners LP	4.200	04/15/27	235,405
200,000	Energy Transfer Partners LP	4.950	06/15/28	199,301
400,000	Energy Transfer Partners LP	4.900	03/15/35	365,711
500,000	Energy Transfer Partners LP	5.800	06/15/38	494,571
140,000	Energy Transfer Partners LP	7.500	07/01/38	159,697
450,000	Energy Transfer Partners LP	6.500	02/01/42	462,985
200,000	Energy Transfer Partners LP	5.150	02/01/43	177,983
200,000	Energy Transfer Partners LP	5.950	10/01/43	195,173
400,000	Energy Transfer Partners LP	5.150	03/15/45	355,716
500,000	Energy Transfer Partners LP	6.125	12/15/45	499,715
250,000	Energy Transfer Partners LP	5.300	04/15/47	228,546
500,000	Energy Transfer Partners LP	6.000	06/15/48	498,405
200,000	EnLink Midstream Partners LP	4.400	04/01/24	192,319
300,000	EnLink Midstream Partners LP	4.150	06/01/25	277,182
100,000	EnLink Midstream Partners LP	4.850	07/15/26	94,725
200,000	EnLink Midstream Partners LP	5.600	04/01/44	172,987
400,000	EnLink Midstream Partners LP	5.450	06/01/47	336,098
600,000	Enterprise Products Operating LLC	5.200	09/01/20	624,840
900,000	Enterprise Products Operating LLC	2.800	02/15/21	888,428
100,000	Enterprise Products Operating LLC	2.850	04/15/21	98,749
400,000	Enterprise Products Operating LLC	4.050	02/15/22	406,903
800,000	Enterprise Products Operating LLC	3.900	02/15/24	800,771
300,000	Enterprise Products Operating LLC	3.700	02/15/26	293,042
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,032,568
480,000	Enterprise Products Operating LLC	6.125	10/15/39	547,608
300,000	Enterprise Products Operating LLC	4.850	08/15/42	299,276
100,000	Enterprise Products Operating LLC	4.450	02/15/43	94,036
1,500,000	Enterprise Products Operating LLC	4.850	03/15/44	1,492,085
67

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Enterprise Products Operating LLC	5.100%	02/15/45	$514,364
300,000	Enterprise Products Operating LLC	4.900	05/15/46	300,355
425,000	Enterprise Products Operating LLC	4.250	02/15/48	395,101
200,000	Enterprise Products Operating LLC	4.950	10/15/54	195,347
200,000	Enterprise Products Operating LLC	4.875	08/16/77	187,000
700,000	Enterprise Products Operating LLC	5.250	08/16/77	651,000
400,000	Enterprise Products Operating LLC	5.375	02/15/78	364,316
900,000	EOG Resources, Inc	2.450	04/01/20	889,806
440,000	EOG Resources, Inc	4.100	02/01/21	448,978
600,000	EOG Resources, Inc	2.625	03/15/23	575,789
150,000	EOG Resources, Inc	4.150	01/15/26	153,371
200,000	EOG Resources, Inc	3.900	04/01/35	193,913
200,000	EOG Resources, Inc	5.100	01/15/36	218,217
300,000	EQT Corp	2.500	10/01/20	293,110
300,000	EQT Corp	3.000	10/01/22	288,888
500,000	EQT Corp	3.900	10/01/27	466,580
300,000	EQT Midstream Partners LP	4.750	07/15/23	299,415
300,000	EQT Midstream Partners LP	4.000	08/01/24	284,734
200,000	EQT Midstream Partners LP	4.125	12/01/26	184,254
300,000	EQT Midstream Partners LP	5.500	07/15/28	299,834
300,000	EQT Midstream Partners LP	6.500	07/15/48	300,450
950,000	Exxon Mobil Corp	1.912	03/06/20	936,600
750,000	Exxon Mobil Corp	2.222	03/01/21	736,144
500,000	Exxon Mobil Corp	2.397	03/06/22	488,768
1,000,000	Exxon Mobil Corp	2.726	03/01/23	981,104
500,000	Exxon Mobil Corp	3.176	03/15/24	495,554
500,000	Exxon Mobil Corp	2.709	03/06/25	480,074
3,602,000	Exxon Mobil Corp	3.043	03/01/26	3,507,949
500,000	Exxon Mobil Corp	3.567	03/06/45	463,086
850,000	Exxon Mobil Corp	4.114	03/01/46	864,433
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	199,502
2,850,000	Halliburton Co	3.800	11/15/25	2,829,452
500,000	Halliburton Co	4.850	11/15/35	516,722
250,000	Halliburton Co	4.500	11/15/41	246,078
600,000	Halliburton Co	4.750	08/01/43	603,752
750,000	Halliburton Co	5.000	11/15/45	798,454
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	206,445
200,000	Hess Corp	3.500	07/15/24	188,924
1,100,000	Hess Corp	4.300	04/01/27	1,063,497
940,000	Hess Corp	5.600	02/15/41	943,800
300,000	Hess Corp	5.800	04/01/47	310,302
200,000	HollyFrontier Corp	5.875	04/01/26	215,508
30,000	Husky Energy, Inc	7.250	12/15/19	31,657
1,200,000	Husky Energy, Inc	3.950	04/15/22	1,208,657
500,000	Husky Energy, Inc	4.000	04/15/24	499,208
130,000	Husky Energy, Inc	6.800	09/15/37	159,237
2,400,000	Kinder Morgan, Inc	3.050	12/01/19	2,392,511
1,200,000	Kinder Morgan, Inc	3.950	09/01/22	1,199,491
1,000,000	Kinder Morgan, Inc	3.150	01/15/23	965,060
350,000	Kinder Morgan, Inc	3.450	02/15/23	337,750
200,000	Kinder Morgan, Inc	3.500	09/01/23	194,334
300,000	Kinder Morgan, Inc	4.150	02/01/24	298,560
68

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Kinder Morgan, Inc	4.250%	09/01/24	$500,097
1,950,000	Kinder Morgan, Inc	4.300	06/01/25	1,939,803
1,000,000	Kinder Morgan, Inc	4.300	03/01/28	968,815
2,900,000	Kinder Morgan, Inc	5.300	12/01/34	2,855,543
535,000	Kinder Morgan, Inc	6.500	09/01/39	577,362
300,000	Kinder Morgan, Inc	5.625	09/01/41	298,821
200,000	Kinder Morgan, Inc	5.000	08/15/42	185,947
500,000	Kinder Morgan, Inc	5.000	03/01/43	464,606
400,000	Kinder Morgan, Inc	5.500	03/01/44	397,019
200,000	Kinder Morgan, Inc	5.400	09/01/44	193,996
1,300,000	Kinder Morgan, Inc	5.550	06/01/45	1,312,520
1,000,000	Kinder Morgan, Inc	5.200	03/01/48	966,080
200,000	Magellan Midstream Partners LP	6.550	07/15/19	207,173
125,000	Magellan Midstream Partners LP	4.250	02/01/21	127,544
900,000	Magellan Midstream Partners LP	5.000	03/01/26	947,550
100,000	Magellan Midstream Partners LP	4.250	09/15/46	92,739
300,000	Magellan Midstream Partners LP	4.200	10/03/47	273,111
1,150,000	Marathon Oil Corp	2.800	11/01/22	1,102,318
300,000	Marathon Oil Corp	3.850	06/01/25	295,009
800,000	Marathon Oil Corp	4.400	07/15/27	802,539
255,000	Marathon Oil Corp	6.600	10/01/37	304,395
200,000	Marathon Oil Corp	5.200	06/01/45	210,403
250,000	Marathon Petroleum Corp	3.400	12/15/20	250,200
250,000	Marathon Petroleum Corp	5.125	03/01/21	260,074
1,600,000	Marathon Petroleum Corp	3.625	09/15/24	1,561,962
350,000	Marathon Petroleum Corp	6.500	03/01/41	408,585
250,000	Marathon Petroleum Corp	4.750	09/15/44	237,674
250,000	Marathon Petroleum Corp	5.850	12/15/45	264,474
200,000	Marathon Petroleum Corp	5.000	09/15/54	184,154
175,000	MPLX LP	3.375	03/15/23	171,085
1,000,000	MPLX LP	4.875	12/01/24	1,030,547
2,500,000	MPLX LP	4.875	06/01/25	2,569,697
475,000	MPLX LP	4.000	03/15/28	451,788
750,000	MPLX LP	4.500	04/15/38	692,280
200,000	MPLX LP	5.200	03/01/47	197,967
600,000	MPLX LP	4.700	04/15/48	556,757
600,000	MPLX LP	4.900	04/15/58	532,514
300,000	National Oilwell Varco, Inc	2.600	12/01/22	284,562
800,000	National Oilwell Varco, Inc	3.950	12/01/42	674,307
935,000	Nexen, Inc	6.400	05/15/37	1,143,076
750,000	Noble Energy, Inc	3.900	11/15/24	739,155
500,000	Noble Energy, Inc	3.850	01/15/28	477,631
700,000	Noble Energy, Inc	6.000	03/01/41	769,404
300,000	Noble Energy, Inc	5.250	11/15/43	305,220
200,000	Noble Energy, Inc	4.950	08/15/47	200,057
250,000	Occidental Petroleum Corp	3.125	02/15/22	249,036
200,000	Occidental Petroleum Corp	2.600	04/15/22	195,483
550,000	Occidental Petroleum Corp	2.700	02/15/23	534,173
750,000	Occidental Petroleum Corp	3.500	06/15/25	743,598
600,000	Occidental Petroleum Corp	3.400	04/15/26	585,521
1,650,000	Occidental Petroleum Corp	3.000	02/15/27	1,557,910
300,000	Occidental Petroleum Corp	4.625	06/15/45	313,467
240,000	Occidental Petroleum Corp	4.400	04/15/46	242,000
69

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Occidental Petroleum Corp	4.100%	02/15/47	$292,893
1,000,000		Occidental Petroleum Corp	4.200	03/15/48	995,344
137,000		ONE Gas, Inc	3.610	02/01/24	136,140
100,000		ONE Gas, Inc	4.658	02/01/44	107,427
1,300,000		ONEOK, Inc	4.000	07/13/27	1,257,413
300,000	h	ONEOK, Inc	4.550	07/15/28	302,518
675,000		ONEOK, Inc	4.950	07/13/47	656,691
300,000	h	ONEOK, Inc	5.200	07/15/48	305,007
75,000		Petro-Canada	6.800	05/15/38	95,531
494,000		Petroleos Mexicanos	6.000	03/05/20	510,055
800,000		Petroleos Mexicanos	5.500	01/21/21	823,592
300,000		Petroleos Mexicanos	6.375	02/04/21	315,750
240,000		Petroleos Mexicanos	4.875	01/24/22	242,112
2,000,000		Petroleos Mexicanos	5.375	03/13/22	2,051,000
135,000		Petroleos Mexicanos	1.700	12/20/22	131,044
135,000		Petroleos Mexicanos	2.000	12/20/22	131,999
400,000		Petroleos Mexicanos	3.500	01/30/23	378,668
759,000		Petroleos Mexicanos	4.625	09/21/23	748,374
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,480,755
1,950,000		Petroleos Mexicanos	4.500	01/23/26	1,829,490
500,000		Petroleos Mexicanos	6.875	08/04/26	525,500
6,150,000		Petroleos Mexicanos	6.500	03/13/27	6,291,450
4,175,000	g	Petroleos Mexicanos	5.350	02/12/28	3,941,200
2,040,000		Petroleos Mexicanos	6.500	06/02/41	1,918,416
575,000		Petroleos Mexicanos	6.375	01/23/45	529,575
3,090,000		Petroleos Mexicanos	6.750	09/21/47	2,937,045
2,798,000	g	Petroleos Mexicanos	6.350	02/12/48	2,532,190
650,000		Phillips 66	4.300	04/01/22	669,280
1,000,000		Phillips 66	3.900	03/15/28	975,589
538,000		Phillips 66	4.650	11/15/34	540,557
400,000		Phillips 66	5.875	05/01/42	463,964
1,650,000		Phillips 66	4.875	11/15/44	1,703,134
200,000		Phillips 66 Partners LP	2.646	02/15/20	197,715
100,000		Phillips 66 Partners LP	3.550	10/01/26	93,479
175,000		Phillips 66 Partners LP	3.750	03/01/28	163,489
425,000		Phillips 66 Partners LP	4.680	02/15/45	398,085
100,000		Phillips 66 Partners LP	4.900	10/01/46	95,777
1,125,000		Pioneer Natural Resources Co	3.450	01/15/21	1,127,315
200,000		Pioneer Natural Resources Co	4.450	01/15/26	205,592
550,000		Plains All American Pipeline LP	2.600	12/15/19	544,327
700,000		Plains All American Pipeline LP	5.000	02/01/21	719,023
200,000		Plains All American Pipeline LP	2.850	01/31/23	188,226
400,000		Plains All American Pipeline LP	3.850	10/15/23	389,708
200,000		Plains All American Pipeline LP	3.600	11/01/24	189,328
300,000		Plains All American Pipeline LP	4.650	10/15/25	298,867
1,000,000		Plains All American Pipeline LP	4.500	12/15/26	978,530
100,000		Plains All American Pipeline LP	6.650	01/15/37	107,349
250,000		Plains All American Pipeline LP	5.150	06/01/42	227,073
300,000		Plains All American Pipeline LP	4.700	06/15/44	263,391
300,000		Plains All American Pipeline LP	4.900	02/15/45	270,418
2,250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	2,353,069
1,500,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	1,595,068
70

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,500,000	Sabine Pass Liquefaction LLC	5.000%	03/15/27	$2,539,616
375,000	Sabine Pass Liquefaction LLC	4.200	03/15/28	360,481
750,000	Schlumberger Investment S.A.	3.650	12/01/23	755,982
805,000	Shell International Finance BV	4.300	09/22/19	819,696
2,280,000	Shell International Finance BV	4.375	03/25/20	2,339,216
500,000	Shell International Finance BV	2.125	05/11/20	493,988
300,000	Shell International Finance BV	2.250	11/10/20	295,155
500,000	Shell International Finance BV	1.875	05/10/21	484,703
500,000	Shell International Finance BV	1.750	09/12/21	478,874
200,000	Shell International Finance BV	2.375	08/21/22	193,456
500,000	Shell International Finance BV	2.250	01/06/23	478,651
500,000	Shell International Finance BV	3.400	08/12/23	500,331
4,300,000	Shell International Finance BV	3.250	05/11/25	4,211,931
1,500,000	Shell International Finance BV	2.875	05/10/26	1,424,923
500,000	Shell International Finance BV	2.500	09/12/26	463,043
500,000	Shell International Finance BV	4.125	05/11/35	506,861
421,000	Shell International Finance BV	6.375	12/15/38	545,700
200,000	Shell International Finance BV	3.625	08/21/42	182,429
1,000,000	Shell International Finance BV	4.550	08/12/43	1,057,214
1,000,000	Shell International Finance BV	4.375	05/11/45	1,024,201
425,000	Shell International Finance BV	4.000	05/10/46	411,259
3,180,000	Shell International Finance BV	3.750	09/12/46	2,953,400
200,000	Spectra Energy Partners LP	4.750	03/15/24	204,037
400,000	Spectra Energy Partners LP	3.500	03/15/25	381,379
1,100,000	Spectra Energy Partners LP	3.375	10/15/26	1,013,089
200,000	Spectra Energy Partners LP	5.950	09/25/43	219,638
300,000	Spectra Energy Partners LP	4.500	03/15/45	277,700
500,000	Statoil ASA	2.250	11/08/19	496,402
300,000	Statoil ASA	2.900	11/08/20	299,296
500,000	Statoil ASA	2.750	11/10/21	493,096
625,000	Statoil ASA	2.450	01/17/23	602,770
300,000	Statoil ASA	2.650	01/15/24	287,564
300,000	Statoil ASA	3.700	03/01/24	302,645
500,000	Statoil ASA	3.250	11/10/24	492,135
200,000	Statoil ASA	5.100	08/17/40	222,440
400,000	Statoil ASA	4.250	11/23/41	396,601
300,000	Statoil ASA	3.950	05/15/43	286,043
1,300,000	Statoil ASA	4.800	11/08/43	1,398,014
750,000	Suncor Energy, Inc	3.600	12/01/24	740,493
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,734,032
750,000	Suncor Energy, Inc	4.000	11/15/47	699,852
200,000	Sunoco Logistics Partners Operations LP	4.400	04/01/21	203,200
1,181,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,146,161
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	296,813
200,000	Sunoco Logistics Partners Operations LP	5.950	12/01/25	212,845
400,000	Sunoco Logistics Partners Operations LP	3.900	07/15/26	374,084
1,500,000	Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,401,204
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	100,280
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	271,380
200,000	Sunoco Logistics Partners Operations LP	5.350	05/15/45	181,646
1,000,000	Sunoco Logistics Partners Operations LP	5.400	10/01/47	916,842
100,000	TechnipFMC plc	3.450	10/01/22	97,137
2,000,000	Tesoro Logistics LP	6.375	05/01/24	2,135,000
71

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Total Capital Canada Ltd	2.750%	07/15/23	$290,250
300,000	Total Capital International S.A.	2.750	06/19/21	297,731
1,000,000	Total Capital International S.A.	2.875	02/17/22	990,315
400,000	Total Capital International S.A.	2.700	01/25/23	389,097
600,000	Total Capital International S.A.	3.700	01/15/24	604,744
300,000	Total Capital International S.A.	3.750	04/10/24	302,308
700,000	Total Capital S.A.	4.450	06/24/20	719,901
100,000	Total Capital S.A.	4.125	01/28/21	102,590
500,000	TransCanada PipeLines Ltd	2.125	11/15/19	494,034
600,000	TransCanada PipeLines Ltd	3.800	10/01/20	607,584
1,000,000	TransCanada PipeLines Ltd	4.875	01/15/26	1,045,438
750,000	TransCanada PipeLines Ltd	4.250	05/15/28	752,062
1,700,000	TransCanada PipeLines Ltd	4.625	03/01/34	1,697,565
500,000	TransCanada PipeLines Ltd	4.750	05/15/38	499,482
469,000	TransCanada PipeLines Ltd	7.625	01/15/39	614,686
1,200,000	TransCanada PipeLines Ltd	5.000	10/16/43	1,215,308
750,000	TransCanada PipeLines Ltd	4.875	05/15/48	756,989
489,000	Vale Overseas Ltd	4.375	01/11/22	494,863
2,350,000	Vale Overseas Ltd	6.250	08/10/26	2,545,050
150,000	Vale Overseas Ltd	8.250	01/17/34	187,125
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,306,823
680,000	Valero Energy Corp	6.125	02/01/20	710,264
825,000	Valero Energy Corp	3.650	03/15/25	804,895
500,000	Valero Energy Corp	3.400	09/15/26	473,249
300,000	Valero Energy Corp	4.350	06/01/28	300,716
330,000	Valero Energy Corp	7.500	04/15/32	421,898
500,000	Valero Energy Corp	6.625	06/15/37	597,516
300,000	Valero Energy Corp	4.900	03/15/45	303,304
200,000	Valero Energy Partners LP	4.375	12/15/26	197,087
300,000	Valero Energy Partners LP	4.500	03/15/28	294,831
450,000	Western Gas Partners LP	4.000	07/01/22	444,604
200,000	Western Gas Partners LP	3.950	06/01/25	188,558
400,000	Western Gas Partners LP	4.650	07/01/26	392,823
250,000	Western Gas Partners LP	4.500	03/01/28	240,496
200,000	Western Gas Partners LP	5.450	04/01/44	188,444
300,000	Western Gas Partners LP	5.300	03/01/48	275,468
830,000	Williams Partners LP	5.250	03/15/20	855,605
600,000	Williams Partners LP	4.000	11/15/21	605,197
750,000	Williams Partners LP	3.600	03/15/22	746,137
200,000	Williams Partners LP	3.350	08/15/22	195,401
300,000	Williams Partners LP	4.500	11/15/23	304,464
300,000	Williams Partners LP	4.300	03/04/24	300,962
500,000	Williams Partners LP	3.900	01/15/25	487,622
750,000	Williams Partners LP	4.000	09/15/25	732,806
1,000,000	Williams Partners LP	3.750	06/15/27	943,872
300,000	Williams Partners LP	5.800	11/15/43	318,940
300,000	Williams Partners LP	5.400	03/04/44	308,904
1,000,000	Williams Partners LP	4.900	01/15/45	954,585
1,500,000	Williams Partners LP	4.850	03/01/48	1,427,945
	TOTAL ENERGY			268,386,020
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.5%
$750,000	CVS Health Corp	2.250%	08/12/19	$743,830
1,875,000	CVS Health Corp	3.125	03/09/20	1,872,514
1,000,000	CVS Health Corp	2.800	07/20/20	991,521
2,300,000	CVS Health Corp	3.350	03/09/21	2,297,308
500,000	CVS Health Corp	4.125	05/15/21	508,800
650,000	CVS Health Corp	2.125	06/01/21	624,791
500,000	CVS Health Corp	3.500	07/20/22	495,977
500,000	CVS Health Corp	2.750	12/01/22	479,061
4,000,000	CVS Health Corp	3.700	03/09/23	3,959,280
250,000	CVS Health Corp	4.000	12/05/23	250,951
900,000	CVS Health Corp	3.375	08/12/24	868,428
3,000,000	CVS Health Corp	4.100	03/25/25	2,983,561
1,319,000	CVS Health Corp	3.875	07/20/25	1,289,326
2,200,000	CVS Health Corp	2.875	06/01/26	2,001,886
4,100,000	CVS Health Corp	4.300	03/25/28	4,042,681
1,875,000	CVS Health Corp	4.780	03/25/38	1,853,360
400,000	CVS Health Corp	5.300	12/05/43	417,679
1,500,000	CVS Health Corp	5.125	07/20/45	1,518,779
5,000,000	CVS Health Corp	5.050	03/25/48	5,049,984
235,000	Delhaize Group S.A.	5.700	10/01/40	256,369
1,225,000	Kroger Co	1.500	09/30/19	1,202,813
445,000	Kroger Co	6.150	01/15/20	464,838
200,000	Kroger Co	2.950	11/01/21	197,127
200,000	Kroger Co	3.400	04/15/22	198,569
125,000	Kroger Co	2.800	08/01/22	121,202
200,000	Kroger Co	3.850	08/01/23	200,329
300,000	Kroger Co	4.000	02/01/24	300,575
100,000	Kroger Co	3.500	02/01/26	95,048
300,000	Kroger Co	2.650	10/15/26	265,481
175,000	Kroger Co	3.700	08/01/27	166,351
100,000	Kroger Co	6.900	04/15/38	120,882
250,000	Kroger Co	5.000	04/15/42	246,290
300,000	Kroger Co	5.150	08/01/43	302,656
300,000	Kroger Co	3.875	10/15/46	249,468
500,000	Kroger Co	4.450	02/01/47	454,399
700,000	Kroger Co	4.650	01/15/48	660,454
500,000	SYSCO Corp	2.600	10/01/20	494,480
125,000	SYSCO Corp	2.500	07/15/21	122,053
250,000	SYSCO Corp	2.600	06/12/22	241,592
250,000	SYSCO Corp	3.550	03/15/25	244,947
225,000	SYSCO Corp	3.300	07/15/26	212,708
1,600,000	SYSCO Corp	3.250	07/15/27	1,497,988
300,000	SYSCO Corp	4.850	10/01/45	305,964
500,000	SYSCO Corp	4.500	04/01/46	483,403
250,000	SYSCO Corp	4.450	03/15/48	241,457
200,000	Walgreen Co	3.100	09/15/22	195,756
200,000	Walgreen Co	4.400	09/15/42	176,991
1,125,000	Walgreens Boots Alliance, Inc	2.700	11/18/19	1,120,253
500,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	496,878
400,000	Walgreens Boots Alliance, Inc	3.800	11/18/24	392,695
2,000,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	1,865,380
1,400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	1,322,132
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	376,351
73

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000		Walgreens Boots Alliance, Inc	4.650%	06/01/46	$115,029
		TOTAL FOOD & STAPLES RETAILING			47,658,625

FOOD, BEVERAGE & TOBACCO - 1.4%
228,000		Altria Group, Inc	9.250	08/06/19	243,541
300,000		Altria Group, Inc	2.625	01/14/20	298,359
1,800,000		Altria Group, Inc	4.750	05/05/21	1,869,289
800,000		Altria Group, Inc	2.850	08/09/22	780,877
200,000		Altria Group, Inc	2.950	05/02/23	194,480
700,000		Altria Group, Inc	2.625	09/16/26	637,212
800,000		Altria Group, Inc	4.250	08/09/42	745,802
300,000		Altria Group, Inc	4.500	05/02/43	287,514
600,000		Altria Group, Inc	5.375	01/31/44	648,311
300,000		Altria Group, Inc	3.875	09/16/46	263,381
2,000,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	1,972,013
500,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	481,683
2,000,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,982,635
500,000		Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	499,778
12,600,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	12,339,027
2,500,000		Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,532,175
1,000,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	981,872
3,825,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	3,932,687
2,750,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,654,293
3,300,000		Anheuser-Busch InBev Worldwide, Inc	3.500	01/12/24	3,282,900
3,175,000		Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	3,166,349
1,500,000		Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,455,224
500,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	439,373
900,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	882,461
1,539,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,481,748
1,500,000		Anheuser-Busch InBev Worldwide, Inc	4.750	04/15/58	1,463,822
1,400,000		Archer-Daniels-Midland Co	2.500	08/11/26	1,287,270
740,000		Archer-Daniels-Midland Co	4.016	04/16/43	721,615
200,000		Archer-Daniels-Midland Co	3.750	09/15/47	185,663
750,000	g	BAT Capital Corp	2.297	08/14/20	733,794
750,000	g	BAT Capital Corp	2.764	08/15/22	718,960
1,000,000	g	BAT Capital Corp	3.222	08/15/24	946,835
3,900,000	g	BAT Capital Corp	3.557	08/15/27	3,627,174
1,000,000	g	BAT Capital Corp	4.390	08/15/37	937,530
1,250,000	g	BAT Capital Corp	4.540	08/15/47	1,166,267
200,000		Beam, Inc	3.250	05/15/22	197,133
200,000		Brown-Forman Corp	3.500	04/15/25	198,871
200,000		Brown-Forman Corp	4.000	04/15/38	199,481
200,000		Brown-Forman Corp	4.500	07/15/45	213,957
800,000		Bunge Ltd	3.500	11/24/20	799,616
300,000		Bunge Ltd	3.000	09/25/22	288,761
300,000		Bunge Ltd	3.750	09/25/27	283,005
500,000		Campbell Soup Co	3.300	03/15/21	497,898
100,000		Campbell Soup Co	4.250	04/15/21	101,587
650,000		Campbell Soup Co	2.500	08/02/22	614,535
500,000		Campbell Soup Co	3.650	03/15/23	490,775
500,000		Campbell Soup Co	3.950	03/15/25	482,010
500,000		Campbell Soup Co	4.150	03/15/28	475,912
74

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Campbell Soup Co	3.800%	08/02/42	$116,583
500,000	Campbell Soup Co	4.800	03/15/48	451,685
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	294,256
500,000	Coca-Cola Co	1.875	10/27/20	488,525
300,000	Coca-Cola Co	2.450	11/01/20	297,318
410,000	Coca-Cola Co	3.150	11/15/20	412,284
400,000	Coca-Cola Co	1.550	09/01/21	382,661
300,000	Coca-Cola Co	2.500	04/01/23	290,386
2,500,000	Coca-Cola Co	3.200	11/01/23	2,492,236
500,000	Coca-Cola Co	2.875	10/27/25	478,601
300,000	Coca-Cola Co	2.550	06/01/26	278,402
400,000	Coca-Cola Co	2.250	09/01/26	362,274
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	199,727
400,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	408,737
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	500,497
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	223,158
572,000	ConAgra Foods, Inc	3.200	01/25/23	550,577
100,000	ConAgra Foods, Inc	7.000	10/01/28	118,313
200,000	Constellation Brands, Inc	2.000	11/07/19	197,038
600,000	Constellation Brands, Inc	3.875	11/15/19	606,256
200,000	Constellation Brands, Inc	2.250	11/06/20	195,252
300,000	Constellation Brands, Inc	2.700	05/09/22	290,114
300,000	Constellation Brands, Inc	2.650	11/07/22	287,630
1,250,000	Constellation Brands, Inc	3.200	02/15/23	1,215,888
750,000	Constellation Brands, Inc	3.700	12/06/26	723,452
300,000	Constellation Brands, Inc	3.500	05/09/27	284,054
700,000	Constellation Brands, Inc	3.600	02/15/28	661,359
300,000	Constellation Brands, Inc	4.500	05/09/47	285,283
300,000	Constellation Brands, Inc	4.100	02/15/48	266,707
100,000	Corn Products International, Inc	4.625	11/01/20	102,497
500,000	Diageo Capital plc	3.000	05/18/20	500,657
500,000	Diageo Capital plc	3.500	09/18/23	501,516
425,000	Diageo Capital plc	3.875	05/18/28	428,393
200,000	Diageo Capital plc	5.875	09/30/36	244,745
400,000	Diageo Capital plc	3.875	04/29/43	389,826
500,000	Dr Pepper Snapple Group, Inc	3.130	12/15/23	478,190
200,000	Dr Pepper Snapple Group, Inc	3.400	11/15/25	188,894
200,000	Dr Pepper Snapple Group, Inc	2.550	09/15/26	174,987
500,000	Dr Pepper Snapple Group, Inc	4.420	12/15/46	457,074
150,000	Flowers Foods, Inc	4.375	04/01/22	153,983
100,000	Flowers Foods, Inc	3.500	10/01/26	94,116
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	190,839
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	294,917
175,000	General Mills, Inc	2.200	10/21/19	172,946
200,000	General Mills, Inc	3.150	12/15/21	197,457
500,000	General Mills, Inc	2.600	10/12/22	477,085
500,000	General Mills, Inc	3.650	02/15/24	493,515
500,000	General Mills, Inc	3.200	02/10/27	458,867
2,500,000	General Mills, Inc	4.200	04/17/28	2,446,469
150,000	General Mills, Inc	5.400	06/15/40	158,724
100,000	General Mills, Inc	4.150	02/15/43	88,192
200,000	General Mills, Inc	4.700	04/17/48	191,110
150,000	Hershey Co	4.125	12/01/20	154,009
75

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Hershey Co	3.100%	05/15/21	$300,314
300,000		Hershey Co	3.375	05/15/23	300,983
500,000		Hershey Co	2.300	08/15/26	452,113
300,000		Hershey Co	3.375	08/15/46	268,327
300,000		Ingredion, Inc	3.200	10/01/26	278,539
200,000		JM Smucker Co	2.200	12/06/19	197,859
175,000		JM Smucker Co	2.500	03/15/20	173,158
100,000		JM Smucker Co	3.500	10/15/21	100,387
300,000		JM Smucker Co	3.000	03/15/22	293,791
600,000		JM Smucker Co	3.500	03/15/25	573,678
200,000		JM Smucker Co	3.375	12/15/27	185,982
300,000		JM Smucker Co	4.250	03/15/35	284,867
300,000		JM Smucker Co	4.375	03/15/45	278,034
1,279,000		Kellogg Co	4.000	12/15/20	1,304,605
300,000		Kellogg Co	3.250	05/14/21	299,974
500,000		Kellogg Co	2.650	12/01/23	475,218
1,125,000		Kellogg Co	3.250	04/01/26	1,053,113
200,000		Kellogg Co	3.400	11/15/27	186,874
300,000		Kellogg Co	4.300	05/15/28	296,092
150,000		Kellogg Co	4.500	04/01/46	141,869
2,275,000		Kraft Foods Group, Inc	3.500	06/06/22	2,253,746
300,000		Kraft Foods Group, Inc	6.500	02/09/40	338,040
700,000		Kraft Foods Group, Inc	5.000	06/04/42	667,826
700,000		Kraft Heinz Foods Co	2.800	07/02/20	694,400
500,000		Kraft Heinz Foods Co	3.375	06/15/21	500,791
200,000		Kraft Heinz Foods Co	3.500	07/15/22	197,554
750,000		Kraft Heinz Foods Co	4.000	06/15/23	747,510
900,000		Kraft Heinz Foods Co	3.950	07/15/25	874,537
1,500,000		Kraft Heinz Foods Co	3.000	06/01/26	1,350,318
1,500,000		Kraft Heinz Foods Co	4.625	01/30/29	1,483,174
600,000		Kraft Heinz Foods Co	5.000	07/15/35	590,719
1,000,000		Kraft Heinz Foods Co	5.200	07/15/45	972,110
1,500,000		Kraft Heinz Foods Co	4.375	06/01/46	1,296,643
750,000	g	Maple Escrow Subsidiary, Inc	3.551	05/25/21	750,606
1,000,000	g	Maple Escrow Subsidiary, Inc	4.057	05/25/23	1,003,736
1,250,000	g	Maple Escrow Subsidiary, Inc	4.597	05/25/28	1,254,141
750,000	g	Maple Escrow Subsidiary, Inc	5.085	05/25/48	755,561
250,000		McCormick & Co, Inc	2.700	08/15/22	241,217
250,000		McCormick & Co, Inc	3.150	08/15/24	238,835
250,000		McCormick & Co, Inc	3.400	08/15/27	236,272
400,000		McCormick & Co, Inc	4.200	08/15/47	378,967
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	394,452
600,000		Mead Johnson Nutrition Co	3.000	11/15/20	597,474
225,000		Mead Johnson Nutrition Co	4.125	11/15/25	229,150
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	364,625
350,000		Molson Coors Brewing Co	1.450	07/15/19	344,469
500,000		Molson Coors Brewing Co	2.250	03/15/20	492,063
500,000		Molson Coors Brewing Co	2.100	07/15/21	479,426
150,000		Molson Coors Brewing Co	3.500	05/01/22	149,409
750,000		Molson Coors Brewing Co	3.000	07/15/26	681,042
300,000		Molson Coors Brewing Co	5.000	05/01/42	301,670
1,250,000		Molson Coors Brewing Co	4.200	07/15/46	1,121,349
76

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Mondelez International, Inc	3.000%	05/07/20	$498,912
500,000	Mondelez International, Inc	3.625	05/07/23	498,130
500,000	Mondelez International, Inc	4.125	05/07/28	495,527
500,000	Mondelez International, Inc	4.625	05/07/48	482,484
300,000	PepsiCo, Inc	1.350	10/04/19	295,016
100,000	PepsiCo, Inc	4.500	01/15/20	102,905
500,000	PepsiCo, Inc	1.850	04/30/20	491,177
300,000	PepsiCo, Inc	2.150	10/14/20	295,161
600,000	PepsiCo, Inc	3.125	11/01/20	603,070
300,000	PepsiCo, Inc	2.000	04/15/21	292,466
200,000	PepsiCo, Inc	3.000	08/25/21	200,401
1,300,000	PepsiCo, Inc	1.700	10/06/21	1,243,539
400,000	PepsiCo, Inc	2.750	03/05/22	394,917
500,000	PepsiCo, Inc	2.250	05/02/22	483,460
300,000	PepsiCo, Inc	3.100	07/17/22	299,324
500,000	PepsiCo, Inc	2.750	03/01/23	488,404
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,010,845
300,000	PepsiCo, Inc	2.750	04/30/25	286,451
425,000	PepsiCo, Inc	3.500	07/17/25	425,392
100,000	PepsiCo, Inc	2.850	02/24/26	95,304
1,000,000	PepsiCo, Inc	2.375	10/06/26	913,477
2,500,000	PepsiCo, Inc	3.000	10/15/27	2,377,100
310,000	PepsiCo, Inc	4.875	11/01/40	344,103
400,000	PepsiCo, Inc	4.000	03/05/42	392,180
200,000	PepsiCo, Inc	3.600	08/13/42	188,174
450,000	PepsiCo, Inc	4.600	07/17/45	487,094
800,000	PepsiCo, Inc	4.450	04/14/46	841,849
275,000	PepsiCo, Inc	3.450	10/06/46	245,892
750,000	PepsiCo, Inc	4.000	05/02/47	736,958
300,000	Philip Morris International, Inc	1.875	11/01/19	296,115
300,000	Philip Morris International, Inc	2.000	02/21/20	295,168
200,000	Philip Morris International, Inc	2.900	11/15/21	196,859
300,000	Philip Morris International, Inc	2.625	02/18/22	292,343
300,000	Philip Morris International, Inc	2.375	08/17/22	287,019
200,000	Philip Morris International, Inc	2.500	08/22/22	192,381
300,000	Philip Morris International, Inc	2.500	11/02/22	287,723
500,000	Philip Morris International, Inc	2.625	03/06/23	478,735
300,000	Philip Morris International, Inc	2.125	05/10/23	281,077
300,000	Philip Morris International, Inc	3.600	11/15/23	298,524
500,000	Philip Morris International, Inc	3.250	11/10/24	485,349
300,000	Philip Morris International, Inc	3.375	08/11/25	291,635
700,000	Philip Morris International, Inc	2.750	02/25/26	650,003
1,300,000	Philip Morris International, Inc	3.125	08/17/27	1,229,607
1,500,000	Philip Morris International, Inc	3.125	03/02/28	1,415,612
240,000	Philip Morris International, Inc	6.375	05/16/38	290,055
150,000	Philip Morris International, Inc	4.375	11/15/41	144,150
200,000	Philip Morris International, Inc	4.500	03/20/42	195,896
150,000	Philip Morris International, Inc	3.875	08/21/42	134,007
300,000	Philip Morris International, Inc	4.125	03/04/43	279,026
200,000	Philip Morris International, Inc	4.875	11/15/43	205,864
1,300,000	Philip Morris International, Inc	4.250	11/10/44	1,230,710
270,000	Reynolds American, Inc	6.875	05/01/20	286,503
375,000	Reynolds American, Inc	3.250	06/12/20	374,246
77

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,250,000	Reynolds American, Inc	4.000%	06/12/22	$2,263,963
200,000	Reynolds American, Inc	4.850	09/15/23	207,815
750,000	Reynolds American, Inc	5.700	08/15/35	804,774
65,000	Reynolds American, Inc	7.250	06/15/37	81,332
200,000	Reynolds American, Inc	6.150	09/15/43	226,868
750,000	Reynolds American, Inc	5.850	08/15/45	819,654
1,400,000	Tyson Foods, Inc	4.500	06/15/22	1,438,888
500,000	Tyson Foods, Inc	3.950	08/15/24	498,790
300,000	Tyson Foods, Inc	3.550	06/02/27	283,712
500,000	Tyson Foods, Inc	5.150	08/15/44	516,457
300,000	Tyson Foods, Inc	4.550	06/02/47	287,063
	TOTAL FOOD, BEVERAGE & TOBACCO			145,568,960

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
100,000	AmerisourceBergen Corp	3.500	11/15/21	99,980
400,000	AmerisourceBergen Corp	3.400	05/15/24	393,593
700,000	AmerisourceBergen Corp	3.250	03/01/25	663,771
200,000	AmerisourceBergen Corp	3.450	12/15/27	184,178
700,000	AmerisourceBergen Corp	4.300	12/15/47	619,102
500,000	Anthem, Inc	2.500	11/21/20	491,490
500,000	Anthem, Inc	2.950	12/01/22	485,447
1,400,000	Anthem, Inc	3.350	12/01/24	1,351,888
400,000	Anthem, Inc	3.650	12/01/27	378,767
1,000,000	Anthem, Inc	4.101	03/01/28	979,980
400,000	Anthem, Inc	4.375	12/01/47	370,856
1,000,000	Anthem, Inc	4.550	03/01/48	962,463
500,000	Ascension Health	3.945	11/15/46	492,203
200,000	Ascension Health, Inc	4.847	11/15/53	226,723
300,000	Baxter International, Inc	1.700	08/15/21	284,932
300,000	Baxter International, Inc	2.600	08/15/26	273,114
300,000	Baxter International, Inc	3.500	08/15/46	257,093
290,000	Baylor Scott & White Holdings	4.185	11/15/45	294,668
200,000	Baylor Scott & White Holdings	3.967	11/15/46	195,927
1,414,000	Becton Dickinson & Co	2.675	12/15/19	1,403,353
150,000	Becton Dickinson & Co	3.250	11/12/20	149,026
850,000	Becton Dickinson & Co	3.125	11/08/21	837,597
750,000	Becton Dickinson & Co	3.363	06/06/24	720,145
151,000	Becton Dickinson & Co	3.734	12/15/24	147,416
1,000,000	Becton Dickinson & Co	4.669	06/06/47	965,644
750,000	Becton Dickinson and Co	2.404	06/05/20	736,511
750,000	Becton Dickinson and Co	2.894	06/06/22	725,221
2,000,000	Becton Dickinson and Co	3.700	06/06/27	1,890,985
500,000	Becton Dickinson and Co	4.685	12/15/44	484,266
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	103,212
650,000	Boston Scientific Corp	6.000	01/15/20	677,175
300,000	Boston Scientific Corp	2.850	05/15/20	297,757
300,000	Boston Scientific Corp	3.375	05/15/22	295,875
150,000	Boston Scientific Corp	4.125	10/01/23	152,852
1,400,000	Boston Scientific Corp	3.850	05/15/25	1,385,167
500,000	Boston Scientific Corp	4.000	03/01/28	487,435
200,000	Cardinal Health, Inc	2.400	11/15/19	197,923
100,000	Cardinal Health, Inc	4.625	12/15/20	102,722
78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Cardinal Health, Inc	2.616%	06/15/22	$335,310
100,000	Cardinal Health, Inc	3.200	06/15/22	98,095
200,000	Cardinal Health, Inc	3.200	03/15/23	193,723
500,000	Cardinal Health, Inc	3.079	06/15/24	470,965
100,000	Cardinal Health, Inc	3.500	11/15/24	96,121
200,000	Cardinal Health, Inc	3.750	09/15/25	192,520
300,000	Cardinal Health, Inc	3.410	06/15/27	275,570
100,000	Cardinal Health, Inc	4.600	03/15/43	92,072
200,000	Cardinal Health, Inc	4.500	11/15/44	180,551
200,000	Cardinal Health, Inc	4.900	09/15/45	191,302
500,000	Cardinal Health, Inc	4.368	06/15/47	440,167
100,000	Coventry Health Care, Inc	5.450	06/15/21	105,201
150,000	Covidien International Finance S.A.	3.200	06/15/22	148,849
100,000	Dartmouth-Hitchcock Health	4.178	08/01/48	99,974
200,000	Dignity Health	5.267	11/01/64	203,597
400,000	Duke University Health System, Inc	3.920	06/01/47	392,693
300,000	Edwards Lifesciences Corp	4.300	06/15/28	299,394
200,000	Express Scripts Holding Co	2.600	11/30/20	196,328
150,000	Express Scripts Holding Co	3.300	02/25/21	149,440
250,000	Express Scripts Holding Co	4.750	11/15/21	257,904
525,000	Express Scripts Holding Co	3.900	02/15/22	525,328
200,000	Express Scripts Holding Co	3.050	11/30/22	192,735
1,100,000	Express Scripts Holding Co	3.000	07/15/23	1,043,055
300,000	Express Scripts Holding Co	3.500	06/15/24	288,044
150,000	Express Scripts Holding Co	4.500	02/25/26	148,861
1,300,000	Express Scripts Holding Co	3.400	03/01/27	1,187,374
93,000	Express Scripts Holding Co	6.125	11/15/41	104,038
750,000	Express Scripts Holding Co	4.800	07/15/46	712,642
200,000	Hackensack Meridian Health, Inc	4.211	07/01/48	202,986
200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	208,575
200,000	Indiana University Health, Inc Obligated Group	3.970	11/01/48	201,259
100,000	Johns Hopkins Health System Corp	3.837	05/15/46	96,002
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	100,864
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	478,659
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	113,676
1,265,000	Kaiser Foundation Hospitals	4.150	05/01/47	1,279,892
200,000	Keysight Technologies, Inc	3.300	10/30/19	199,474
200,000	Keysight Technologies, Inc	4.550	10/30/24	202,326
300,000	Keysight Technologies, Inc	4.600	04/06/27	301,221
550,000	Laboratory Corp of America Holdings	2.625	02/01/20	545,597
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	296,694
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	201,165
700,000	Laboratory Corp of America Holdings	4.000	11/01/23	707,094
200,000	Laboratory Corp of America Holdings	3.250	09/01/24	193,278
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	97,624
300,000	Laboratory Corp of America Holdings	3.600	09/01/27	284,982
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	293,285
200,000	Mayo Clinic	4.128	11/15/52	205,143
200,000	Mayo Clinic Rochester	4.000	11/15/47	199,138
600,000	McKesson Corp	2.700	12/15/22	575,998
200,000	McKesson Corp	2.850	03/15/23	191,221
1,000,000	McKesson Corp	3.796	03/15/24	986,694
500,000	McKesson Corp	3.950	02/16/28	481,474
79

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,325,000	Medtronic Global Holdings S.C.A	3.350%	04/01/27	$1,290,412
875,000	Medtronic, Inc	2.500	03/15/20	868,897
1,000,000	Medtronic, Inc	3.150	03/15/22	991,726
1,000,000	Medtronic, Inc	3.625	03/15/24	1,003,290
4,500,000	Medtronic, Inc	3.500	03/15/25	4,451,497
936,000	Medtronic, Inc	4.375	03/15/35	967,415
200,000	Medtronic, Inc	4.500	03/15/42	204,111
1,000,000	Medtronic, Inc	4.625	03/15/44	1,052,492
1,050,000	Medtronic, Inc	4.625	03/15/45	1,112,148
100,000	Mount Sinai Hospitals Group, Inc	3.981	07/01/48	96,193
300,000	New York and Presbyterian Hospital	4.024	08/01/45	299,823
150,000	New York and Presbyterian Hospital	4.063	08/01/56	147,941
140,000	Northwell Healthcare, Inc	3.979	11/01/46	128,451
175,000	Northwell Healthcare, Inc	4.260	11/01/47	167,688
350,000	NYU Hospitals Center	5.750	07/01/43	434,324
250,000	NYU Hospitals Center	4.368	07/01/47	258,048
150,000	PerkinElmer, Inc	5.000	11/15/21	156,340
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	186,597
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	93,737
350,000	Providence St. Joseph Health Obligated Group	3.930	10/01/48	335,111
200,000	Quest Diagnostics, Inc	2.500	03/30/20	197,386
400,000	Quest Diagnostics, Inc	4.700	04/01/21	413,046
125,000	Quest Diagnostics, Inc	3.500	03/30/25	120,286
300,000	Quest Diagnostics, Inc	4.700	03/30/45	299,555
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	191,841
300,000	SSM Health Care Corp	3.688	06/01/23	301,515
200,000	SSM Health Care Corp	3.823	06/01/27	199,164
500,000	Stanford Health Care	3.795	11/15/48	479,616
850,000	Stryker Corp	2.625	03/15/21	835,528
200,000	Stryker Corp	3.375	11/01/25	192,068
1,600,000	Stryker Corp	3.500	03/15/26	1,552,894
500,000	Stryker Corp	3.650	03/07/28	486,187
200,000	Stryker Corp	4.100	04/01/43	186,695
200,000	Stryker Corp	4.375	05/15/44	194,689
250,000	Stryker Corp	4.625	03/15/46	254,496
200,000	Sutter Health	3.695	08/15/28	198,318
200,000	Sutter Health	4.091	08/15/48	193,801
100,000	Texas Health Resources	4.330	11/15/55	102,827
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	646,039
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	244,395
1,300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	1,263,559
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	608,772
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	146,398
775,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	715,702
1,150,000	Thermo Fisher Scientific, Inc	3.200	08/15/27	1,074,689
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	221,729
200,000	Thermo Fisher Scientific, Inc	4.100	08/15/47	189,587
300,000	Trinity Health Corp	4.125	12/01/45	293,402
250,000	Zimmer Biomet Holdings, Inc	3.700	03/19/23	248,133
500,000	Zimmer Holdings, Inc	2.700	04/01/20	495,135
750,000	Zimmer Holdings, Inc	3.150	04/01/22	736,079
1,925,000	Zimmer Holdings, Inc	3.550	04/01/25	1,831,885
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			67,394,288
80

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$100,000	Clorox Co	3.800%	11/15/21	$101,883
100,000	Clorox Co	3.050	09/15/22	98,712
200,000	Clorox Co	3.500	12/15/24	198,169
300,000	Clorox Co	3.100	10/01/27	282,060
500,000	Clorox Co	3.900	05/15/28	495,130
200,000	Colgate-Palmolive Co	2.300	05/03/22	194,726
200,000	Colgate-Palmolive Co	2.250	11/15/22	193,592
200,000	Colgate-Palmolive Co	1.950	02/01/23	190,374
300,000	Colgate-Palmolive Co	3.250	03/15/24	300,558
60,000	Colgate-Palmolive Co	6.450	06/16/28	73,596
300,000	Colgate-Palmolive Co	4.000	08/15/45	296,199
200,000	Colgate-Palmolive Co	3.700	08/01/47	186,699
375,000	Ecolab, Inc	2.250	01/12/20	370,299
286,000	Ecolab, Inc	4.350	12/08/21	295,170
300,000	Ecolab, Inc	2.375	08/10/22	289,114
200,000	Ecolab, Inc	3.250	01/14/23	197,425
625,000	Ecolab, Inc	2.700	11/01/26	577,401
300,000	Ecolab, Inc	3.250	12/01/27	287,127
14,000	Ecolab, Inc	5.500	12/08/41	16,452
210,000	Ecolab, Inc	3.950	12/01/47	200,601
200,000	Estee Lauder Cos, Inc	1.800	02/07/20	196,678
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	193,134
200,000	Estee Lauder Cos, Inc	3.150	03/15/27	192,443
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	124,853
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	317,852
200,000	Estee Lauder Cos, Inc	4.150	03/15/47	203,743
300,000	Procter & Gamble Co	1.900	11/01/19	296,862
500,000	Procter & Gamble Co	1.850	02/02/21	487,395
800,000	Procter & Gamble Co	2.300	02/06/22	779,417
300,000	Procter & Gamble Co	2.150	08/11/22	289,477
600,000	Procter & Gamble Co	3.100	08/15/23	598,356
750,000	Procter & Gamble Co	2.700	02/02/26	711,940
1,750,000	Procter & Gamble Co	2.450	11/03/26	1,617,066
750,000	Procter & Gamble Co	2.850	08/11/27	710,923
200,000	Procter & Gamble Co	3.500	10/25/47	183,206
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			11,748,632

INSURANCE - 1.0%
500,000	ACE INA Holdings, Inc	2.875	11/03/22	491,115
250,000	ACE INA Holdings, Inc	2.700	03/13/23	241,914
400,000	ACE INA Holdings, Inc	3.150	03/15/25	387,379
1,675,000	ACE INA Holdings, Inc	3.350	05/03/26	1,624,448
150,000	ACE INA Holdings, Inc	4.150	03/13/43	148,253
1,600,000	ACE INA Holdings, Inc	4.350	11/03/45	1,636,168
500,000	Aegon NV	5.500	04/11/48	480,019
1,000,000	Aetna, Inc	2.750	11/15/22	960,917
750,000	Aetna, Inc	2.800	06/15/23	714,991
240,000	Aetna, Inc	6.625	06/15/36	296,027
350,000	Aetna, Inc	4.500	05/15/42	342,994
81

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Aetna, Inc	4.125%	11/15/42	$462,333
875,000		Aetna, Inc	3.875	08/15/47	782,142
500,000		Aflac, Inc	2.400	03/16/20	494,417
600,000		Aflac, Inc	3.625	06/15/23	601,971
200,000		Aflac, Inc	3.625	11/15/24	198,003
200,000		Aflac, Inc	2.875	10/15/26	187,687
200,000		Aflac, Inc	4.000	10/15/46	187,834
300,000		Alleghany Corp	4.950	06/27/22	315,130
200,000		Alleghany Corp	4.900	09/15/44	204,775
300,000		Allied World Assurance Co Holdings Ltd	4.350	10/29/25	291,771
1,250,000		Allstate Corp	3.150	06/15/23	1,237,118
100,000		Allstate Corp	3.280	12/15/26	96,030
600,000		Allstate Corp	4.500	06/15/43	620,450
800,000		Allstate Corp	4.200	12/15/46	789,307
200,000		Allstate Corp	5.750	08/15/53	205,500
300,000		American Financial Group, Inc	3.500	08/15/26	281,405
200,000		American Financial Group, Inc	4.500	06/15/47	188,880
1,325,000		American International Group, Inc	2.300	07/16/19	1,316,984
300,000		American International Group, Inc	3.300	03/01/21	299,767
1,600,000		American International Group, Inc	4.875	06/01/22	1,675,433
200,000		American International Group, Inc	3.750	07/10/25	193,034
800,000		American International Group, Inc	3.900	04/01/26	773,429
575,000		American International Group, Inc	4.200	04/01/28	561,534
1,500,000		American International Group, Inc	3.875	01/15/35	1,331,916
300,000		American International Group, Inc	4.700	07/10/35	291,323
800,000		American International Group, Inc	6.250	05/01/36	911,904
500,000		American International Group, Inc	4.500	07/16/44	465,078
300,000		American International Group, Inc	4.800	07/10/45	292,197
1,000,000		American International Group, Inc	4.750	04/01/48	963,092
300,000		American International Group, Inc	5.750	04/01/48	295,500
200,000		American International Group, Inc	4.375	01/15/55	172,698
50,000		Aon plc	5.000	09/30/20	51,824
200,000		Aon plc	2.800	03/15/21	196,599
200,000		Aon plc	4.000	11/27/23	202,334
300,000		Aon plc	3.500	06/14/24	291,700
1,800,000		Aon plc	3.875	12/15/25	1,776,405
200,000		Aon plc	6.250	09/30/40	239,734
250,000		Aon plc	4.750	05/15/45	246,672
200,000		Arch Capital Group Ltd	4.011	12/15/26	197,527
200,000		Arch Capital Group Ltd	5.031	12/15/46	209,024
300,000		Arch Capital Group US, Inc	5.144	11/01/43	316,924
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	204,604
100,000		Assurant, Inc	4.000	03/15/23	99,241
300,000		Assurant, Inc	4.200	09/27/23	299,704
300,000		Assurant, Inc	4.900	03/27/28	299,839
38,000		Assurant, Inc	6.750	02/15/34	43,850
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	208,914
300,000		Athene Holding Ltd	4.125	01/12/28	276,541
100,000	g	AXA Equitable Holdings, Inc	3.900	04/20/23	99,179
500,000	g	AXA Equitable Holdings, Inc	4.350	04/20/28	477,795
250,000	g	AXA Equitable Holdings, Inc	5.000	04/20/48	230,148
770,000		AXA S.A.	8.600	12/15/30	985,600
50,000		AXIS Specialty Finance plc	5.875	06/01/20	52,178
82

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	AXIS Specialty Finance plc	4.000%	12/06/27	$188,633
425,000	Berkshire Hathaway Finance Corp	1.300	08/15/19	418,595
200,000	Berkshire Hathaway Finance Corp	2.900	10/15/20	200,322
400,000	Berkshire Hathaway Finance Corp	3.000	05/15/22	399,174
300,000	Berkshire Hathaway Finance Corp	4.400	05/15/42	306,325
1,350,000	Brighthouse Financial, Inc	3.700	06/22/27	1,201,431
350,000	Brighthouse Financial, Inc	4.700	06/22/47	288,245
350,000	Chubb Corp	6.000	05/11/37	425,492
500,000	Chubb INA Holdings, Inc	2.300	11/03/20	488,773
540,000	Cigna Corp	5.125	06/15/20	557,150
900,000	Cigna Corp	3.250	04/15/25	846,020
300,000	Cigna Corp	3.050	10/15/27	270,478
1,000,000	Cigna Corp	3.875	10/15/47	849,942
200,000	Cincinnati Financial Corp	6.920	05/15/28	244,539
500,000	CNA Financial Corp	5.750	08/15/21	530,292
690,000	CNA Financial Corp	3.950	05/15/24	689,611
200,000	CNA Financial Corp	4.500	03/01/26	203,915
125,000	CNA Financial Corp	3.450	08/15/27	115,761
200,000	Enstar Group Ltd	4.500	03/10/22	199,330
300,000	Everest Reinsurance Holdings, Inc	4.868	06/01/44	301,344
250,000	Fidelity National Financial, Inc	5.500	09/01/22	265,949
200,000	Hanover Insurance Group, Inc	4.500	04/15/26	199,746
175,000	Hartford Financial Services Group, Inc	5.500	03/30/20	181,776
1,250,000	Hartford Financial Services Group, Inc	5.125	04/15/22	1,321,121
400,000	Hartford Financial Services Group, Inc	4.300	04/15/43	377,592
300,000	Hartford Financial Services Group, Inc	4.400	03/15/48	288,537
300,000	Humana, Inc	2.625	10/01/19	298,241
150,000	Humana, Inc	2.500	12/15/20	147,276
100,000	Humana, Inc	3.150	12/01/22	97,308
400,000	Humana, Inc	2.900	12/15/22	388,496
300,000	Humana, Inc	3.850	10/01/24	299,326
100,000	Humana, Inc	3.950	03/15/27	98,301
200,000	Humana, Inc	4.625	12/01/42	199,310
300,000	Humana, Inc	4.950	10/01/44	312,688
100,000	Humana, Inc	4.800	03/15/47	102,806
200,000	ING US, Inc	5.700	07/15/43	219,712
200,000	Kemper Corp	4.350	02/15/25	198,854
400,000	Leucadia National Corp	5.500	10/18/23	413,468
400,000	Lincoln National Corp	4.200	03/15/22	409,812
625,000	Lincoln National Corp	4.000	09/01/23	629,906
175,000	Lincoln National Corp	3.350	03/09/25	167,305
600,000	Lincoln National Corp	3.625	12/12/26	569,070
125,000	Lincoln National Corp	3.800	03/01/28	119,393
2,000	Lincoln National Corp	6.150	04/07/36	2,292
150,000	Lincoln National Corp	7.000	06/15/40	188,285
250,000	Lincoln National Corp	4.350	03/01/48	230,734
200,000	Loews Corp	2.625	05/15/23	192,737
200,000	Loews Corp	3.750	04/01/26	196,216
200,000	Loews Corp	4.125	05/15/43	187,822
100,000	Manulife Financial Corp	4.900	09/17/20	103,164
700,000	Manulife Financial Corp	4.150	03/04/26	698,541
1,300,000	Manulife Financial Corp	4.061	02/24/32	1,232,250
83

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Manulife Financial Corp	5.375%	03/04/46	$226,246
150,000	Markel Corp	4.900	07/01/22	155,892
600,000	Markel Corp	3.500	11/01/27	556,711
150,000	Markel Corp	5.000	04/05/46	152,528
100,000	Markel Corp	4.300	11/01/47	92,348
500,000	Marsh & McLennan Cos, Inc	2.350	09/10/19	495,967
2,300,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	2,248,602
100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	99,388
300,000	Marsh & McLennan Cos, Inc	4.200	03/01/48	291,680
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	201,982
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	512,770
200,000	Mercury General Corp	4.400	03/15/27	194,456
1,050,000	MetLife, Inc	4.750	02/08/21	1,090,422
700,000	MetLife, Inc	3.048	12/15/22	687,016
325,000	MetLife, Inc	4.368	09/15/23	336,660
500,000	MetLife, Inc	3.600	04/10/24	495,696
700,000	MetLife, Inc	3.600	11/13/25	690,019
550,000	MetLife, Inc	6.375	06/15/34	665,661
405,000	MetLife, Inc	5.700	06/15/35	461,717
130,000	MetLife, Inc	5.875	02/06/41	152,033
200,000	MetLife, Inc	4.125	08/13/42	188,761
600,000	MetLife, Inc	4.875	11/13/43	633,234
500,000	MetLife, Inc	4.721	12/15/44	515,694
800,000	MetLife, Inc	4.050	03/01/45	742,406
450,000	MetLife, Inc	4.600	05/13/46	455,643
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	204,028
20,000	Nationwide Financial Services	6.750	05/15/37	22,000
200,000	Old Republic International Corp	4.875	10/01/24	207,254
100,000	Old Republic International Corp	3.875	08/26/26	96,158
100,000	Orlando Health Obligated Group	4.089	10/01/48	99,194
100,000	PartnerRe Ltd	5.500	06/01/20	103,332
100,000	Primerica, Inc	4.750	07/15/22	102,333
100,000	Principal Financial Group, Inc	3.300	09/15/22	99,106
150,000	Principal Financial Group, Inc	3.125	05/15/23	146,513
200,000	Principal Financial Group, Inc	3.400	05/15/25	195,004
100,000	Principal Financial Group, Inc	3.100	11/15/26	93,607
100,000	Principal Financial Group, Inc	4.625	09/15/42	100,526
200,000	Principal Financial Group, Inc	4.350	05/15/43	190,867
300,000	Principal Financial Group, Inc	4.300	11/15/46	284,988
200,000	Principal Financial Group, Inc	4.700	05/15/55	200,500
650,000	Progressive Corp	2.450	01/15/27	586,651
120,000	Progressive Corp	6.250	12/01/32	147,764
300,000	Progressive Corp	4.350	04/25/44	305,705
300,000	Progressive Corp	3.700	01/26/45	272,958
200,000	Progressive Corp	4.125	04/15/47	195,641
750,000	Progressive Corp	4.200	03/15/48	740,379
100,000	Protective Life Corp	7.375	10/15/19	105,273
200,000	Prudential Financial, Inc	2.350	08/15/19	197,609
891,000	Prudential Financial, Inc	4.500	11/16/21	924,127
300,000	Prudential Financial, Inc	3.878	03/27/28	296,397
500,000	Prudential Financial, Inc	5.625	06/15/43	515,625
600,000	Prudential Financial, Inc	5.200	03/15/44	597,750
1,300,000	Prudential Financial, Inc	4.600	05/15/44	1,312,064
84

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Prudential Financial, Inc	5.375%	05/15/45	$199,000
2,300,000	Prudential Financial, Inc	4.500	09/15/47	2,110,250
300,000	Prudential Financial, Inc	4.418	03/27/48	295,104
799,000	Prudential Financial, Inc	3.935	12/07/49	716,614
100,000	Reinsurance Group of America, Inc	5.000	06/01/21	103,628
250,000	Reinsurance Group of America, Inc	4.700	09/15/23	258,366
200,000	RenaissanceRe Finance, Inc	3.700	04/01/25	195,834
200,000	RenaissanceRe Finance, Inc	3.450	07/01/27	188,050
250,000	Torchmark Corp	3.800	09/15/22	251,147
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	27,311
600,000	Travelers Cos, Inc	5.350	11/01/40	692,832
200,000	Travelers Cos, Inc	4.600	08/01/43	209,904
250,000	Travelers Cos, Inc	4.300	08/25/45	253,150
400,000	Travelers Cos, Inc	3.750	05/15/46	367,007
1,100,000	Travelers Cos, Inc	4.000	05/30/47	1,057,100
500,000	Travelers Cos, Inc	4.050	03/07/48	485,319
100,000	Travelers Property Casualty Corp	6.375	03/15/33	123,616
500,000	UnitedHealth Group, Inc	2.300	12/15/19	497,335
500,000	UnitedHealth Group, Inc	2.700	07/15/20	496,566
300,000	UnitedHealth Group, Inc	1.950	10/15/20	292,671
700,000	UnitedHealth Group, Inc	4.700	02/15/21	726,478
300,000	UnitedHealth Group, Inc	2.125	03/15/21	292,329
500,000	UnitedHealth Group, Inc	3.150	06/15/21	500,347
500,000	UnitedHealth Group, Inc	2.875	12/15/21	494,977
500,000	UnitedHealth Group, Inc	3.350	07/15/22	500,566
300,000	UnitedHealth Group, Inc	2.375	10/15/22	288,362
325,000	UnitedHealth Group, Inc	2.750	02/15/23	314,516
200,000	UnitedHealth Group, Inc	2.875	03/15/23	194,834
500,000	UnitedHealth Group, Inc	3.500	06/15/23	500,402
500,000	UnitedHealth Group, Inc	3.750	07/15/25	499,929
1,175,000	UnitedHealth Group, Inc	3.100	03/15/26	1,119,165
300,000	UnitedHealth Group, Inc	3.375	04/15/27	290,673
1,400,000	UnitedHealth Group, Inc	2.950	10/15/27	1,305,871
2,000,000	UnitedHealth Group, Inc	3.850	06/15/28	2,002,280
750,000	UnitedHealth Group, Inc	4.625	07/15/35	788,313
365,000	UnitedHealth Group, Inc	6.625	11/15/37	474,264
250,000	UnitedHealth Group, Inc	6.875	02/15/38	330,553
150,000	UnitedHealth Group, Inc	4.625	11/15/41	156,421
300,000	UnitedHealth Group, Inc	4.375	03/15/42	302,038
350,000	UnitedHealth Group, Inc	3.950	10/15/42	331,434
200,000	UnitedHealth Group, Inc	4.250	03/15/43	198,901
1,250,000	UnitedHealth Group, Inc	4.750	07/15/45	1,334,439
625,000	UnitedHealth Group, Inc	4.200	01/15/47	611,780
300,000	UnitedHealth Group, Inc	4.250	04/15/47	298,708
500,000	UnitedHealth Group, Inc	3.750	10/15/47	459,159
1,500,000	UnitedHealth Group, Inc	4.250	06/15/48	1,501,010
110,000	Unum Group	5.625	09/15/20	114,992
200,000	Unum Group	3.000	05/15/21	196,918
200,000	Unum Group	4.000	03/15/24	198,373
100,000	Unum Group	5.750	08/15/42	106,250
200,000	Verisk Analytics, Inc	5.800	05/01/21	211,722
500,000	Verisk Analytics, Inc	4.000	06/15/25	491,611
85

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Verisk Analytics, Inc	5.500%	06/15/45	$308,997
200,000	Voya Financial, Inc	3.125	07/15/24	188,854
200,000	Voya Financial, Inc	3.650	06/15/26	189,120
200,000	Voya Financial, Inc	4.800	06/15/46	194,361
300,000	WellPoint, Inc	2.250	08/15/19	297,479
150,000	WellPoint, Inc	3.700	08/15/21	151,276
800,000	WellPoint, Inc	3.125	05/15/22	787,855
200,000	WellPoint, Inc	3.300	01/15/23	196,549
300,000	WellPoint, Inc	3.500	08/15/24	292,240
1,000,000	WellPoint, Inc	4.625	05/15/42	968,622
700,000	WellPoint, Inc	4.650	01/15/43	676,499
500,000	WellPoint, Inc	5.100	01/15/44	515,557
300,000	WellPoint, Inc	4.650	08/15/44	292,401
200,000	Willis Group Holdings plc	5.750	03/15/21	210,834
275,000	Willis North America, Inc	3.600	05/15/24	265,653
165,000	WR Berkley Corp	5.375	09/15/20	171,847
250,000	WR Berkley Corp	4.625	03/15/22	258,175
200,000	WR Berkley Corp	4.750	08/01/44	204,815
350,000	XL Capital Ltd	6.375	11/15/24	392,950
455,000	XLIT Ltd	4.450	03/31/25	447,537
200,000	XLIT Ltd	5.250	12/15/43	219,758
	TOTAL INSURANCE			103,959,292

MATERIALS - 0.8%
200,000	3M Co	1.625	09/19/21	191,337
200,000	3M Co	2.000	06/26/22	192,070
300,000	3M Co	2.250	03/15/23	287,850
1,200,000	3M Co	3.000	08/07/25	1,170,612
200,000	3M Co	2.250	09/19/26	181,265
300,000	3M Co	2.875	10/15/27	283,711
300,000	3M Co	3.875	06/15/44	295,504
200,000	3M Co	3.125	09/19/46	172,119
300,000	3M Co	3.625	10/15/47	284,805
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	149,105
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	146,853
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	298,187
200,000	Airgas, Inc	3.650	07/15/24	199,354
200,000	Albemarle Corp	4.150	12/01/24	201,884
2,250,000	Barrick Gold Corp	5.250	04/01/42	2,353,162
361,000	Barrick North America Finance LLC	4.400	05/30/21	373,428
100,000	Bemis Co, Inc	6.800	08/01/19	103,794
100,000	Bemis Co, Inc	3.100	09/15/26	92,718
2,000,000	BHP Billiton Finance USA Ltd	2.875	02/24/22	1,974,682
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	497,884
1,000,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	1,121,145
600,000	Braskem Finance Ltd	6.450	02/03/24	631,200
200,000	Cabot Corp	3.700	07/15/22	198,289
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	397,500
375,000	Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	347,813
200,000	Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	194,602
100,000	Church & Dwight Co, Inc	2.450	08/01/22	95,802
250,000	Church & Dwight Co, Inc	2.875	10/01/22	244,262
100,000	Church & Dwight Co, Inc	3.150	08/01/27	92,751
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Church & Dwight Co, Inc	3.950%	08/01/47	$90,108
200,000	Domtar Corp	4.400	04/01/22	203,639
929,000	Dow Chemical Co	4.250	11/15/20	948,586
1,500,000	Dow Chemical Co	4.125	11/15/21	1,528,968
1,400,000	Dow Chemical Co	3.500	10/01/24	1,362,910
1,400,000	Dow Chemical Co	4.250	10/01/34	1,344,911
350,000	Dow Chemical Co	5.250	11/15/41	367,848
875,000	Dow Chemical Co	4.375	11/15/42	830,109
400,000	Dow Chemical Co	4.625	10/01/44	393,143
400,000	Eastman Chemical Co	2.700	01/15/20	397,596
122,000	Eastman Chemical Co	3.600	08/15/22	121,725
727,000	Eastman Chemical Co	3.800	03/15/25	718,070
150,000	Eastman Chemical Co	4.800	09/01/42	147,601
300,000	Eastman Chemical Co	4.650	10/15/44	293,830
300,000	EI du Pont de Nemours & Co	2.200	05/01/20	295,694
3,000,000	EI du Pont de Nemours & Co	2.800	02/15/23	2,908,181
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	211,012
500,000	Fibria Overseas Finance Ltd	4.000	01/14/25	461,500
500,000	Fibria Overseas Finance Ltd	5.500	01/17/27	497,500
100,000	FMC Corp	3.950	02/01/22	100,373
200,000	FMC Corp	4.100	02/01/24	200,506
300,000	Georgia-Pacific LLC	8.000	01/15/24	362,099
250,000	Georgia-Pacific LLC	7.750	11/15/29	334,637
250,000	Goldcorp, Inc	3.700	03/15/23	246,003
300,000	Goldcorp, Inc	5.450	06/09/44	317,010
100,000	Hexcel Corp	3.950	02/15/27	97,382
100,000	Hubbell, Inc	3.625	11/15/22	100,448
200,000	Hubbell, Inc	3.350	03/01/26	191,149
500,000	Hubbell, Inc	3.150	08/15/27	467,148
200,000	Hubbell, Inc	3.500	02/15/28	191,354
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	292,376
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	179,920
1,000,000	International Paper Co	3.650	06/15/24	988,146
1,700,000	International Paper Co	3.000	02/15/27	1,538,282
450,000	International Paper Co	6.000	11/15/41	496,521
300,000	International Paper Co	4.800	06/15/44	290,588
250,000	International Paper Co	5.150	05/15/46	254,174
300,000	International Paper Co	4.400	08/15/47	272,381
1,500,000	International Paper Co	4.350	08/15/48	1,344,441
125,000	Kimberly-Clark Corp	2.400	03/01/22	121,453
950,000	Kimberly-Clark Corp	3.050	08/15/25	918,214
200,000	Kimberly-Clark Corp	6.625	08/01/37	267,546
300,000	Kimberly-Clark Corp	3.200	07/30/46	258,112
200,000	Kimberly-Clark Corp	3.900	05/04/47	195,950
150,000	Lubrizol Corp	6.500	10/01/34	198,621
300,000	LYB International Finance BV	4.000	07/15/23	300,550
300,000	LYB International Finance BV	5.250	07/15/43	311,171
300,000	LYB International Finance BV	4.875	03/15/44	298,569
1,000,000	LYB International Finance II BV	3.500	03/02/27	937,483
300,000	LyondellBasell Industries NV	6.000	11/15/21	321,038
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,408,464
125,000	LyondellBasell Industries NV	4.625	02/26/55	115,459
87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Martin Marietta Materials, Inc	4.250%	07/02/24	$201,734
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	185,991
125,000	Martin Marietta Materials, Inc	3.500	12/15/27	115,942
300,000	Martin Marietta Materials, Inc	4.250	12/15/47	259,786
150,000	Methanex Corp	3.250	12/15/19	149,482
150,000	Methanex Corp	4.250	12/01/24	147,294
100,000	Methanex Corp	5.650	12/01/44	97,094
400,000	Monsanto Co	2.125	07/15/19	396,373
100,000	Monsanto Co	2.200	07/15/22	93,427
1,150,000	Monsanto Co	5.500	08/15/25	1,226,048
100,000	Monsanto Co	3.600	07/15/42	81,905
200,000	Monsanto Co	4.650	11/15/43	191,719
500,000	Monsanto Co	4.400	07/15/44	462,890
350,000	Monsanto Co	3.950	04/15/45	303,597
500,000	Monsanto Co	4.700	07/15/64	437,881
100,000	NewMarket Corp	4.100	12/15/22	101,092
200,000	Newmont Mining Corp	5.125	10/01/19	204,451
1,300,000	Newmont Mining Corp	3.500	03/15/22	1,292,356
298,000	Newmont Mining Corp	5.875	04/01/35	341,335
135,000	Newmont Mining Corp	6.250	10/01/39	155,954
800,000	Newmont Mining Corp	4.875	03/15/42	801,643
800,000	Nucor Corp	4.125	09/15/22	821,291
300,000	Nucor Corp	3.950	05/01/28	300,300
300,000	Nucor Corp	5.200	08/01/43	331,274
600,000	Nucor Corp	4.400	05/01/48	589,629
650,000	Nutrien Ltd	4.875	03/30/20	662,315
150,000	Nutrien Ltd	3.150	10/01/22	145,861
200,000	Nutrien Ltd	3.500	06/01/23	196,220
400,000	Nutrien Ltd	3.625	03/15/24	388,528
250,000	Nutrien Ltd	3.375	03/15/25	235,241
200,000	Nutrien Ltd	3.000	04/01/25	184,460
700,000	Nutrien Ltd	4.000	12/15/26	678,689
200,000	Nutrien Ltd	4.125	03/15/35	185,284
200,000	Nutrien Ltd	5.625	12/01/40	221,382
100,000	Nutrien Ltd	6.125	01/15/41	115,120
200,000	Nutrien Ltd	4.900	06/01/43	197,820
725,000	Nutrien Ltd	5.250	01/15/45	749,823
200,000	Owens Corning	4.200	12/15/22	200,430
500,000	Owens Corning	4.200	12/01/24	493,076
300,000	Owens Corning	3.400	08/15/26	273,445
250,000	Owens Corning	4.300	07/15/47	205,583
350,000	Owens Corning	4.400	01/30/48	291,997
300,000	Packaging Corp of America	2.450	12/15/20	293,512
150,000	Packaging Corp of America	3.900	06/15/22	151,497
250,000	Packaging Corp of America	4.500	11/01/23	258,244
100,000	Packaging Corp of America	3.650	09/15/24	98,198
150,000	Packaging Corp of America	3.400	12/15/27	141,417
300,000	PPG Industries, Inc	2.300	11/15/19	297,395
300,000	PPG Industries, Inc	3.600	11/15/20	302,891
300,000	PPG Industries, Inc	3.200	03/15/23	297,043
300,000	PPG Industries, Inc	3.750	03/15/28	295,281
1,200,000	Praxair, Inc	2.250	09/24/20	1,181,707
250,000	Praxair, Inc	2.200	08/15/22	239,551
88

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Praxair, Inc	2.650%	02/05/25	$284,199
100,000		Praxair, Inc	3.200	01/30/26	97,552
625,000		Praxair, Inc	3.550	11/07/42	582,590
3,250,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	3,267,950
900,000		Rio Tinto Finance USA plc	4.125	08/21/42	886,514
500,000		Rock Tenn Co	4.900	03/01/22	520,691
500,000		Rock Tenn Co	4.000	03/01/23	505,944
300,000		RPM International, Inc	3.450	11/15/22	295,446
100,000		RPM International, Inc	3.750	03/15/27	95,293
100,000		RPM International, Inc	5.250	06/01/45	104,229
200,000		RPM International, Inc	4.250	01/15/48	180,856
500,000		Sherwin-Williams Co	2.250	05/15/20	491,675
150,000		Sherwin-Williams Co	4.200	01/15/22	152,581
350,000		Sherwin-Williams Co	2.750	06/01/22	338,750
1,500,000		Sherwin-Williams Co	3.125	06/01/24	1,432,107
200,000		Sherwin-Williams Co	3.450	08/01/25	192,315
200,000		Sherwin-Williams Co	3.950	01/15/26	199,142
275,000		Sherwin-Williams Co	3.450	06/01/27	259,560
200,000		Sherwin-Williams Co	4.000	12/15/42	178,035
750,000		Sherwin-Williams Co	4.500	06/01/47	715,226
150,000		Sonoco Products Co	5.750	11/01/40	168,805
200,000		Southern Copper Corp	5.375	04/16/20	207,414
300,000		Southern Copper Corp	3.875	04/23/25	295,191
100,000		Southern Copper Corp	7.500	07/27/35	121,904
680,000		Southern Copper Corp	6.750	04/16/40	780,950
1,500,000		Southern Copper Corp	5.875	04/23/45	1,595,053
750,000		Vulcan Materials Co	4.500	04/01/25	753,492
100,000		Vulcan Materials Co	3.900	04/01/27	95,738
100,000		Vulcan Materials Co	4.500	06/15/47	90,718
200,000	g	Vulcan Materials Co	4.700	03/01/48	186,724
500,000		Westlake Chemical Corp	3.600	08/15/26	474,223
500,000		Westlake Chemical Corp	5.000	08/15/46	504,794
200,000		Westlake Chemical Corp	4.375	11/15/47	184,158
250,000	g	WestRock Co	3.000	09/15/24	236,906
425,000	g	WestRock Co	3.750	03/15/25	416,920
300,000	g	WestRock Co	3.375	09/15/27	281,361
325,000	g	WestRock Co	4.000	03/15/28	320,201
200,000		Yamana Gold, Inc	4.950	07/15/24	199,782
200,000		Yamana Gold, Inc	4.625	12/15/27	191,554
		TOTAL MATERIALS			75,973,228

MEDIA - 0.9%
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,223,237
700,000		21st Century Fox America, Inc	3.700	10/15/25	685,325
4,100,000		21st Century Fox America, Inc	3.375	11/15/26	3,934,253
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,564,221
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,194,164
225,000		21st Century Fox America, Inc	5.400	10/01/43	248,550
500,000		21st Century Fox America, Inc	4.750	09/15/44	505,324
300,000		21st Century Fox America, Inc	4.950	10/15/45	312,987
200,000		21st Century Fox America, Inc	4.750	11/15/46	206,380
200,000		CBS Corp	2.300	08/15/19	198,153
89

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$445,000		CBS Corp	4.300%	02/15/21	$452,326
200,000		CBS Corp	2.500	02/15/23	187,939
500,000	g	CBS Corp	2.900	06/01/23	475,470
200,000		CBS Corp	3.700	08/15/24	194,456
300,000		CBS Corp	3.500	01/15/25	286,835
125,000		CBS Corp	4.000	01/15/26	121,186
650,000		CBS Corp	2.900	01/15/27	579,274
200,000		CBS Corp	3.375	02/15/28	177,974
300,000	g	CBS Corp	3.700	06/01/28	279,126
200,000		CBS Corp	4.850	07/01/42	190,465
200,000		CBS Corp	4.900	08/15/44	192,600
500,000		CBS Corp	4.600	01/15/45	460,971
675,000		Charter Communications Operating LLC	3.579	07/23/20	674,900
610,000		Charter Communications Operating LLC	4.464	07/23/22	616,796
2,850,000		Charter Communications Operating LLC	4.908	07/23/25	2,877,341
700,000		Charter Communications Operating LLC	3.750	02/15/28	633,711
2,500,000		Charter Communications Operating LLC	4.200	03/15/28	2,339,532
500,000		Charter Communications Operating LLC	6.384	10/23/35	522,223
1,500,000		Charter Communications Operating LLC	5.375	04/01/38	1,416,104
1,000,000		Charter Communications Operating LLC	6.484	10/23/45	1,053,326
1,000,000		Charter Communications Operating LLC	5.375	05/01/47	907,445
1,000,000		Charter Communications Operating LLC	5.750	04/01/48	967,421
500,000		Charter Communications Operating LLC	6.834	10/23/55	535,663
1,000,000		Comcast Corp	5.150	03/01/20	1,032,160
500,000		Comcast Corp	1.625	01/15/22	468,832
1,350,000		Comcast Corp	3.125	07/15/22	1,324,551
800,000		Comcast Corp	2.850	01/15/23	773,286
600,000		Comcast Corp	2.750	03/01/23	576,584
500,000		Comcast Corp	3.000	02/01/24	478,063
600,000		Comcast Corp	3.375	02/15/25	575,885
1,600,000		Comcast Corp	3.150	03/01/26	1,501,953
750,000		Comcast Corp	2.350	01/15/27	656,908
1,250,000		Comcast Corp	3.300	02/01/27	1,175,631
750,000		Comcast Corp	3.150	02/15/28	693,161
3,000,000		Comcast Corp	3.550	05/01/28	2,863,881
1,625,000		Comcast Corp	4.250	01/15/33	1,586,042
345,000		Comcast Corp	5.650	06/15/35	382,067
350,000		Comcast Corp	4.400	08/15/35	340,338
3,250,000		Comcast Corp	3.200	07/15/36	2,702,007
3,000,000		Comcast Corp	3.900	03/01/38	2,731,070
350,000		Comcast Corp	4.650	07/15/42	340,262
900,000		Comcast Corp	4.600	08/15/45	866,482
1,000,000		Comcast Corp	3.400	07/15/46	810,219
500,000		Comcast Corp	4.000	08/15/47	443,471
506,000		Comcast Corp	3.969	11/01/47	445,337
1,500,000		Comcast Corp	4.000	03/01/48	1,320,402
1,207,000		Comcast Corp	3.999	11/01/49	1,065,995
100,000		Discovery Communications LLC	2.200	09/20/19	98,902
300,000	g	Discovery Communications LLC	2.750	11/15/19	297,606
200,000	g	Discovery Communications LLC	2.800	06/15/20	197,578
500,000		Discovery Communications LLC	3.300	05/15/22	491,253
200,000	g	Discovery Communications LLC	3.500	06/15/22	198,001
200,000		Discovery Communications LLC	2.950	03/20/23	191,202
90

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		Discovery Communications LLC	3.250%	04/01/23	$872,592
300,000		Discovery Communications LLC	3.800	03/13/24	294,672
200,000	g	Discovery Communications LLC	3.900	11/15/24	195,513
350,000		Discovery Communications LLC	3.450	03/15/25	331,524
200,000	g	Discovery Communications LLC	3.950	06/15/25	194,931
500,000		Discovery Communications LLC	4.900	03/11/26	512,668
1,950,000		Discovery Communications LLC	3.950	03/20/28	1,845,947
100,000		Discovery Communications LLC	6.350	06/01/40	109,592
100,000		Discovery Communications LLC	4.950	05/15/42	93,546
125,000		Discovery Communications LLC	4.875	04/01/43	115,809
750,000		Discovery Communications LLC	5.200	09/20/47	726,904
550,000		Grupo Televisa SAB	6.625	03/18/25	611,719
200,000		Grupo Televisa SAB	4.625	01/30/26	200,161
600,000		Grupo Televisa SAB	5.000	05/13/45	527,106
200,000		Grupo Televisa SAB	6.125	01/31/46	206,363
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	100,773
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	201,103
1,585,000		NBC Universal Media LLC	5.150	04/30/20	1,637,812
820,000		NBC Universal Media LLC	4.375	04/01/21	841,435
150,000		NBC Universal Media LLC	5.950	04/01/41	168,823
1,200,000		NBC Universal Media LLC	4.450	01/15/43	1,133,540
500,000		Omnicom Group, Inc	4.450	08/15/20	511,927
700,000		Omnicom Group, Inc	3.625	05/01/22	694,706
200,000		Omnicom Group, Inc	3.650	11/01/24	194,173
825,000		Omnicom Group, Inc	3.600	04/15/26	789,174
1,800,000		Time Warner Cable, Inc	4.000	09/01/21	1,799,812
500,000		Time Warner Cable, Inc	6.550	05/01/37	530,129
175,000		Time Warner Cable, Inc	6.750	06/15/39	186,454
690,000		Time Warner Cable, Inc	5.875	11/15/40	674,605
300,000		Time Warner Cable, Inc	5.500	09/01/41	278,927
2,700,000		Time Warner Cable, Inc	4.500	09/15/42	2,216,896
450,000		Time Warner, Inc	4.750	03/29/21	464,237
1,400,000		Time Warner, Inc	3.400	06/15/22	1,379,597
650,000		Time Warner, Inc	4.050	12/15/23	648,459
500,000		Time Warner, Inc	3.550	06/01/24	481,927
500,000		Time Warner, Inc	3.875	01/15/26	480,013
500,000		Time Warner, Inc	2.950	07/15/26	449,324
1,850,000		Time Warner, Inc	3.800	02/15/27	1,749,224
900,000		Time Warner, Inc	4.900	06/15/42	827,675
200,000		Time Warner, Inc	5.350	12/15/43	195,155
300,000		Time Warner, Inc	4.650	06/01/44	266,073
1,200,000		Time Warner, Inc	4.850	07/15/45	1,092,292
400,000		Viacom, Inc	3.875	12/15/21	399,225
250,000		Viacom, Inc	4.250	09/01/23	247,894
2,248,000		Viacom, Inc	3.875	04/01/24	2,174,090
2,004,000		Viacom, Inc	4.375	03/15/43	1,663,644
1,400,000		Walt Disney Co	1.950	03/04/20	1,376,756
250,000		Walt Disney Co	1.800	06/05/20	244,407
200,000		Walt Disney Co	2.150	09/17/20	196,009
300,000		Walt Disney Co	2.300	02/12/21	294,128
850,000		Walt Disney Co	2.550	02/15/22	829,317
100,000		Walt Disney Co	2.450	03/04/22	96,988
91

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$700,000	Walt Disney Co	3.150%	09/17/25	$676,413
300,000	Walt Disney Co	3.000	02/13/26	285,414
300,000	Walt Disney Co	1.850	07/30/26	261,665
1,350,000	Walt Disney Co	2.950	06/15/27	1,278,759
100,000	Walt Disney Co	4.375	08/16/41	100,243
200,000	Walt Disney Co	3.700	12/01/42	181,784
800,000	Walt Disney Co	4.125	06/01/44	771,322
100,000	Walt Disney Co	3.000	07/30/46	78,537
261,000	WPP Finance 2010	4.750	11/21/21	268,379
300,000	WPP Finance 2010	3.625	09/07/22	292,288
700,000	WPP Finance 2010	3.750	09/19/24	675,913
200,000	WPP Finance 2010	5.625	11/15/43	209,204
	TOTAL MEDIA			92,280,498

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
217,000	Abbott Laboratories	2.350	11/22/19	215,723
1,600,000	Abbott Laboratories	2.800	09/15/20	1,587,671
1,500,000	Abbott Laboratories	2.900	11/30/21	1,476,690
200,000	Abbott Laboratories	3.250	04/15/23	197,126
300,000	Abbott Laboratories	3.875	09/15/25	298,944
2,750,000	Abbott Laboratories	3.750	11/30/26	2,702,067
1,800,000	Abbott Laboratories	4.750	11/30/36	1,897,606
500,000	Abbott Laboratories	5.300	05/27/40	546,980
200,000	Abbott Laboratories	4.750	04/15/43	208,048
1,500,000	Abbott Laboratories	4.900	11/30/46	1,604,905
850,000	AbbVie, Inc	2.500	05/14/20	839,466
350,000	AbbVie, Inc	2.300	05/14/21	340,079
2,000,000	AbbVie, Inc	3.200	11/06/22	1,966,415
500,000	AbbVie, Inc	2.850	05/14/23	481,382
1,000,000	AbbVie, Inc	3.600	05/14/25	968,216
3,725,000	AbbVie, Inc	3.200	05/14/26	3,473,685
1,500,000	AbbVie, Inc	4.500	05/14/35	1,469,968
500,000	AbbVie, Inc	4.300	05/14/36	478,192
1,875,000	AbbVie, Inc	4.400	11/06/42	1,779,659
600,000	AbbVie, Inc	4.700	05/14/45	594,755
500,000	AbbVie, Inc	4.450	05/14/46	477,741
1,825,000	Actavis Funding SCS	3.000	03/12/20	1,815,867
3,500,000	Actavis Funding SCS	3.450	03/15/22	3,443,047
2,450,000	Actavis Funding SCS	3.800	03/15/25	2,378,363
2,725,000	Actavis Funding SCS	4.550	03/15/35	2,583,870
510,000	Actavis Funding SCS	4.750	03/15/45	490,563
75,000	Amgen, Inc	4.500	03/15/20	76,752
400,000	Amgen, Inc	2.125	05/01/20	393,220
300,000	Amgen, Inc	2.200	05/11/20	295,246
250,000	Amgen, Inc	3.450	10/01/20	252,025
700,000	Amgen, Inc	4.100	06/15/21	714,709
175,000	Amgen, Inc	1.850	08/19/21	167,353
400,000	Amgen, Inc	2.700	05/01/22	388,425
1,000,000	Amgen, Inc	2.650	05/11/22	968,156
1,000,000	Amgen, Inc	3.625	05/15/22	1,005,667
2,300,000	Amgen, Inc	2.250	08/19/23	2,154,545
500,000	Amgen, Inc	3.625	05/22/24	497,714
92

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Amgen, Inc	3.125%	05/01/25	$382,680
800,000	Amgen, Inc	2.600	08/19/26	721,828
500,000	Amgen, Inc	3.200	11/02/27	468,031
2,250,000	Amgen, Inc	4.400	05/01/45	2,152,178
1,928,000	Amgen, Inc	4.563	06/15/48	1,885,853
447,000	Amgen, Inc	4.663	06/15/51	441,609
1,100,000	AstraZeneca plc	2.375	11/16/20	1,079,155
500,000	AstraZeneca plc	2.375	06/12/22	480,950
1,000,000	AstraZeneca plc	3.375	11/16/25	961,100
800,000	AstraZeneca plc	3.125	06/12/27	748,968
900,000	AstraZeneca plc	6.450	09/15/37	1,116,522
450,000	AstraZeneca plc	4.000	09/18/42	422,626
350,000	AstraZeneca plc	4.375	11/16/45	342,560
500,000	Baxalta, Inc	4.000	06/23/25	489,339
500,000	Baxalta, Inc	5.250	06/23/45	515,525
1,000,000	Biogen, Inc	2.900	09/15/20	995,630
300,000	Biogen, Inc	3.625	09/15/22	299,435
500,000	Biogen, Inc	4.050	09/15/25	502,432
1,200,000	Biogen, Inc	5.200	09/15/45	1,270,044
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	198,902
500,000	Bristol-Myers Squibb Co	3.250	02/27/27	483,367
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	562,413
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	214,314
425,000	Celgene Corp	2.875	08/15/20	422,077
200,000	Celgene Corp	3.950	10/15/20	202,626
500,000	Celgene Corp	2.875	02/19/21	493,267
300,000	Celgene Corp	3.250	08/15/22	294,001
1,750,000	Celgene Corp	3.550	08/15/22	1,736,180
300,000	Celgene Corp	2.750	02/15/23	286,482
1,500,000	Celgene Corp	3.250	02/20/23	1,464,804
800,000	Celgene Corp	3.625	05/15/24	780,170
225,000	Celgene Corp	3.450	11/15/27	206,803
1,000,000	Celgene Corp	3.900	02/20/28	948,048
300,000	Celgene Corp	5.250	08/15/43	306,834
300,000	Celgene Corp	4.625	05/15/44	278,258
2,000,000	Celgene Corp	5.000	08/15/45	1,956,902
500,000	Celgene Corp	4.350	11/15/47	441,444
1,000,000	Celgene Corp	4.550	02/20/48	912,452
175,000	Eli Lilly & Co	2.350	05/15/22	170,210
800,000	Eli Lilly & Co	2.750	06/01/25	761,719
800,000	Eli Lilly & Co	3.100	05/15/27	765,469
400,000	Eli Lilly & Co	3.700	03/01/45	378,526
250,000	Eli Lilly & Co	3.950	05/15/47	246,002
750,000	Gilead Sciences, Inc	1.850	09/20/19	740,866
125,000	Gilead Sciences, Inc	2.350	02/01/20	123,772
1,200,000	Gilead Sciences, Inc	2.550	09/01/20	1,185,364
600,000	Gilead Sciences, Inc	4.500	04/01/21	618,793
650,000	Gilead Sciences, Inc	4.400	12/01/21	672,021
125,000	Gilead Sciences, Inc	1.950	03/01/22	119,046
500,000	Gilead Sciences, Inc	3.250	09/01/22	496,971
500,000	Gilead Sciences, Inc	2.500	09/01/23	476,471
425,000	Gilead Sciences, Inc	3.700	04/01/24	425,651
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Gilead Sciences, Inc	3.500%	02/01/25	$393,840
1,750,000	Gilead Sciences, Inc	3.650	03/01/26	1,727,176
400,000	Gilead Sciences, Inc	2.950	03/01/27	373,519
300,000	Gilead Sciences, Inc	4.600	09/01/35	308,572
1,150,000	Gilead Sciences, Inc	4.000	09/01/36	1,105,823
100,000	Gilead Sciences, Inc	5.650	12/01/41	117,190
775,000	Gilead Sciences, Inc	4.800	04/01/44	807,143
675,000	Gilead Sciences, Inc	4.500	02/01/45	674,153
750,000	Gilead Sciences, Inc	4.750	03/01/46	773,529
1,750,000	Gilead Sciences, Inc	4.150	03/01/47	1,670,913
750,000	GlaxoSmithKline Capital plc	3.125	05/14/21	751,634
793,000	GlaxoSmithKline Capital plc	2.850	05/08/22	779,363
600,000	GlaxoSmithKline Capital plc	3.625	05/15/25	598,854
725,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	706,534
750,000	GlaxoSmithKline Capital, Inc	3.375	05/15/23	750,061
600,000	GlaxoSmithKline Capital, Inc	3.875	05/15/28	604,609
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	402,948
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	953,722
850,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	857,342
300,000	Johnson & Johnson	1.875	12/05/19	297,192
200,000	Johnson & Johnson	1.950	11/10/20	196,645
250,000	Johnson & Johnson	1.650	03/01/21	242,962
200,000	Johnson & Johnson	2.450	12/05/21	198,339
400,000	Johnson & Johnson	2.250	03/03/22	391,052
300,000	Johnson & Johnson	2.050	03/01/23	287,007
700,000	Johnson & Johnson	3.375	12/05/23	706,756
1,200,000	Johnson & Johnson	2.625	01/15/25	1,148,885
500,000	Johnson & Johnson	2.450	03/01/26	468,951
1,075,000	Johnson & Johnson	2.950	03/03/27	1,033,651
1,500,000	Johnson & Johnson	2.900	01/15/28	1,431,111
850,000	Johnson & Johnson	4.375	12/05/33	912,308
100,000	Johnson & Johnson	3.550	03/01/36	96,074
225,000	Johnson & Johnson	3.625	03/03/37	219,718
500,000	Johnson & Johnson	3.400	01/15/38	471,905
375,000	Johnson & Johnson	5.850	07/15/38	479,563
300,000	Johnson & Johnson	4.500	12/05/43	325,400
1,200,000	Johnson & Johnson	3.700	03/01/46	1,161,334
900,000	Johnson & Johnson	3.750	03/03/47	879,734
500,000	Johnson & Johnson	3.500	01/15/48	466,000
600,000	Life Technologies Corp	5.000	01/15/21	620,234
375,000	Merck & Co, Inc	1.850	02/10/20	369,387
2,200,000	Merck & Co, Inc	3.875	01/15/21	2,243,221
750,000	Merck & Co, Inc	2.350	02/10/22	730,164
200,000	Merck & Co, Inc	2.400	09/15/22	193,883
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,076,009
1,000,000	Merck & Co, Inc	2.750	02/10/25	955,708
100,000	Merck & Co, Inc	3.600	09/15/42	93,324
750,000	Merck & Co, Inc	4.150	05/18/43	769,362
1,350,000	Merck & Co, Inc	3.700	02/10/45	1,282,321
193,000	Mylan NV	2.500	06/07/19	192,123
100,000	Mylan NV	3.750	12/15/20	100,620
1,000,000	Mylan NV	3.150	06/15/21	988,672
2,250,000	Mylan NV	3.950	06/15/26	2,150,752
94

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Mylan NV	5.250%	06/15/46	$730,020
200,000		Mylan, Inc	4.200	11/29/23	200,114
300,000	g	Mylan, Inc	4.550	04/15/28	293,062
200,000		Mylan, Inc	5.400	11/29/43	197,637
300,000	g	Mylan, Inc	5.200	04/15/48	288,243
1,200,000		Novartis Capital Corp	1.800	02/14/20	1,181,055
500,000		Novartis Capital Corp	2.400	05/17/22	485,531
300,000		Novartis Capital Corp	2.400	09/21/22	290,931
1,750,000		Novartis Capital Corp	3.400	05/06/24	1,745,400
500,000		Novartis Capital Corp	3.000	11/20/25	482,301
375,000		Novartis Capital Corp	3.100	05/17/27	359,892
400,000		Novartis Capital Corp	3.700	09/21/42	381,796
750,000		Novartis Capital Corp	4.400	05/06/44	801,453
500,000		Novartis Capital Corp	4.000	11/20/45	500,972
100,000		Perrigo Co plc	4.000	11/15/23	99,514
100,000		Perrigo Co plc	5.300	11/15/43	101,096
200,000		Perrigo Finance plc	3.900	12/15/24	194,123
221,000		Perrigo Finance plc	4.900	12/15/44	205,974
200,000		Perrigo Finance Unlimited Co	4.375	03/15/26	195,677
1,200,000		Pfizer, Inc	1.700	12/15/19	1,182,591
500,000		Pfizer, Inc	1.950	06/03/21	486,821
200,000		Pfizer, Inc	2.200	12/15/21	194,591
800,000		Pfizer, Inc	3.000	06/15/23	790,653
900,000		Pfizer, Inc	3.400	05/15/24	901,909
2,375,000		Pfizer, Inc	3.000	12/15/26	2,280,633
250,000		Pfizer, Inc	4.000	12/15/36	249,944
500,000		Pfizer, Inc	4.300	06/15/43	510,669
1,100,000		Pfizer, Inc	4.400	05/15/44	1,142,596
1,750,000		Pfizer, Inc	4.125	12/15/46	1,763,627
750,000		Sanofi	3.375	06/19/23	750,521
500,000		Sanofi	3.625	06/19/28	497,019
1,000,000		Wyeth LLC	6.450	02/01/24	1,154,661
945,000		Wyeth LLC	5.950	04/01/37	1,151,301
100,000		Zoetis, Inc	3.450	11/13/20	100,298
650,000		Zoetis, Inc	3.250	02/01/23	639,767
100,000		Zoetis, Inc	4.500	11/13/25	103,448
200,000		Zoetis, Inc	3.000	09/12/27	184,920
600,000		Zoetis, Inc	4.700	02/01/43	618,285
250,000		Zoetis, Inc	3.950	09/12/47	230,883
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			137,084,750

REAL ESTATE - 0.8%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	154,771
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	100,263
100,000		Alexandria Real Estate Equities, Inc	4.000	01/15/24	100,513
100,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	95,662
200,000		Alexandria Real Estate Equities, Inc	4.300	01/15/26	200,042
625,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	600,152
200,000		Alexandria Real Estate Equities, Inc	4.500	07/30/29	199,191
100,000		Alexandria Real Estate Equities, Inc	4.700	07/01/30	100,588
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	99,433
95

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	American Campus Communities Operating Partnership LP	4.125%	07/01/24	$298,370
200,000	American Campus Communities Operating Partnership LP	3.625	11/15/27	187,281
1,150,000	American Tower Corp	3.300	02/15/21	1,148,675
200,000	American Tower Corp	3.450	09/15/21	199,155
500,000	American Tower Corp	2.250	01/15/22	477,895
200,000	American Tower Corp	4.700	03/15/22	206,115
250,000	American Tower Corp	3.500	01/31/23	245,842
2,000,000	American Tower Corp	3.000	06/15/23	1,917,091
800,000	American Tower Corp	5.000	02/15/24	829,317
300,000	American Tower Corp	4.000	06/01/25	294,060
200,000	American Tower Corp	4.400	02/15/26	198,504
200,000	American Tower Corp	3.375	10/15/26	185,051
500,000	American Tower Corp	3.125	01/15/27	446,691
500,000	American Tower Corp	3.600	01/15/28	463,099
200,000	AvalonBay Communities, Inc	3.625	10/01/20	201,526
225,000	AvalonBay Communities, Inc	2.950	09/15/22	220,112
200,000	AvalonBay Communities, Inc	3.500	11/15/24	196,909
200,000	AvalonBay Communities, Inc	2.950	05/11/26	186,903
100,000	AvalonBay Communities, Inc	2.900	10/15/26	92,663
1,200,000	AvalonBay Communities, Inc	3.350	05/15/27	1,150,322
200,000	AvalonBay Communities, Inc	3.200	01/15/28	188,558
400,000	AvalonBay Communities, Inc	4.150	07/01/47	387,697
200,000	AvalonBay Communities, Inc	4.350	04/15/48	198,729
1,175,000	Boston Properties LP	4.125	05/15/21	1,196,368
500,000	Boston Properties LP	3.850	02/01/23	502,384
425,000	Boston Properties LP	3.125	09/01/23	413,179
200,000	Boston Properties LP	3.800	02/01/24	198,919
1,300,000	Boston Properties LP	3.200	01/15/25	1,237,105
100,000	Boston Properties LP	3.650	02/01/26	96,418
400,000	Boston Properties LP	2.750	10/01/26	360,508
100,000	Brandywine Operating Partnership LP	3.950	02/15/23	99,496
100,000	Brandywine Operating Partnership LP	3.950	11/15/27	94,973
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	149,410
250,000	Brixmor Operating Partnership LP	3.250	09/15/23	239,449
800,000	Brixmor Operating Partnership LP	3.650	06/15/24	772,532
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	192,843
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	96,758
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	283,489
200,000	Camden Property Trust	2.950	12/15/22	194,696
500,000	CBRE Services, Inc	4.875	03/01/26	517,226
975,000	CC Holdings GS V LLC	3.849	04/15/23	965,848
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	373,803
200,000	Corporate Office Properties LP	3.700	06/15/21	198,379
350,000	Crown Castle International Corp	3.400	02/15/21	349,566
700,000	Crown Castle International Corp	2.250	09/01/21	670,970
500,000	Crown Castle International Corp	3.150	07/15/23	478,205
500,000	Crown Castle International Corp	3.200	09/01/24	471,685
750,000	Crown Castle International Corp	4.450	02/15/26	744,890
125,000	Crown Castle International Corp	3.700	06/15/26	117,825
100,000	Crown Castle International Corp	4.000	03/01/27	96,231
300,000	Crown Castle International Corp	3.650	09/01/27	278,940
96

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Crown Castle International Corp	3.800%	02/15/28	$467,647
200,000	Crown Castle International Corp	4.750	05/15/47	188,385
100,000	CubeSmart LP	4.375	12/15/23	102,124
200,000	CubeSmart LP	3.125	09/01/26	183,878
200,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	207,144
500,000	DDR Corp	4.625	07/15/22	512,612
150,000	DDR Corp	4.250	02/01/26	146,437
200,000	DDR Corp	4.700	06/01/27	201,349
200,000	Digital Realty Trust LP	3.400	10/01/20	200,133
700,000	Digital Realty Trust LP	3.950	07/01/22	706,962
300,000	Digital Realty Trust LP	3.625	10/01/22	298,644
800,000	Digital Realty Trust LP	2.750	02/01/23	761,754
200,000	Digital Realty Trust LP	4.750	10/01/25	206,036
125,000	Digital Realty Trust LP	3.700	08/15/27	118,745
300,000	Digital Realty Trust LP	4.450	07/15/28	300,818
200,000	Duke Realty LP	4.375	06/15/22	205,539
100,000	Duke Realty LP	3.875	10/15/22	100,948
100,000	Duke Realty LP	3.750	12/01/24	98,505
100,000	Duke Realty LP	3.250	06/30/26	93,759
500,000	Duke Realty LP	3.375	12/15/27	466,125
100,000	EPR Properties	5.750	08/15/22	104,826
700,000	EPR Properties	4.750	12/15/26	684,435
200,000	EPR Properties	4.500	06/01/27	190,947
200,000	Equity One, Inc	3.750	11/15/22	199,116
700,000	ERP Operating LP	3.375	06/01/25	683,203
200,000	ERP Operating LP	2.850	11/01/26	185,550
1,150,000	ERP Operating LP	3.250	08/01/27	1,093,167
500,000	ERP Operating LP	3.500	03/01/28	482,484
300,000	ERP Operating LP	4.500	07/01/44	304,265
100,000	ERP Operating LP	4.000	08/01/47	93,448
100,000	Essex Portfolio LP	3.625	08/15/22	99,486
100,000	Essex Portfolio LP	3.250	05/01/23	97,204
400,000	Essex Portfolio LP	3.500	04/01/25	386,045
100,000	Essex Portfolio LP	3.375	04/15/26	94,908
200,000	Essex Portfolio LP	3.625	05/01/27	191,204
300,000	Essex Portfolio LP	4.500	03/15/48	290,046
200,000	Federal Realty Investment Trust	3.950	01/15/24	201,903
250,000	Federal Realty Investment Trust	3.250	07/15/27	233,973
200,000	Federal Realty Investment Trust	4.500	12/01/44	202,821
250,000	HCP, Inc	2.625	02/01/20	247,009
400,000	HCP, Inc	3.150	08/01/22	389,665
1,300,000	HCP, Inc	4.000	12/01/22	1,305,435
200,000	HCP, Inc	4.200	03/01/24	199,790
1,600,000	HCP, Inc	3.875	08/15/24	1,564,111
30,000	HCP, Inc	6.750	02/01/41	37,874
440,000	Health Care REIT, Inc	6.125	04/15/20	460,469
200,000	Health Care REIT, Inc	4.500	01/15/24	203,297
100,000	Healthcare Realty Trust, Inc	3.625	01/15/28	93,603
200,000	Healthcare Trust of America Holdings LP	2.950	07/01/22	193,466
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	98,274
300,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	281,872
100,000	Highwoods Realty LP	3.875	03/01/27	96,273
97

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Highwoods Realty LP	4.125%	03/15/28	$147,245
400,000	Hospitality Properties Trust	4.250	02/15/21	402,660
100,000	Hospitality Properties Trust	5.000	08/15/22	102,755
300,000	Hospitality Properties Trust	4.500	06/15/23	301,314
700,000	Hospitality Properties Trust	4.650	03/15/24	699,260
100,000	Hospitality Properties Trust	4.950	02/15/27	98,641
300,000	Hospitality Properties Trust	3.950	01/15/28	273,989
300,000	Hospitality Properties Trust	4.375	02/15/30	277,454
600,000	Host Hotels & Resorts LP	3.750	10/15/23	587,852
700,000	Host Hotels & Resorts LP	3.875	04/01/24	682,176
200,000	Host Hotels & Resorts LP	4.000	06/15/25	194,324
100,000	Host Hotels & Resorts LP	4.500	02/01/26	99,892
100,000	Hudson Pacific Properties LP	3.950	11/01/27	93,471
250,000	Kilroy Realty LP	3.800	01/15/23	248,454
125,000	Kilroy Realty LP	3.450	12/15/24	119,950
200,000	Kilroy Realty LP	4.250	08/15/29	195,544
200,000	Kimco Realty Corp	3.200	05/01/21	198,779
100,000	Kimco Realty Corp	3.400	11/01/22	98,453
300,000	Kimco Realty Corp	3.125	06/01/23	288,042
200,000	Kimco Realty Corp	2.700	03/01/24	185,687
900,000	Kimco Realty Corp	3.300	02/01/25	852,521
200,000	Kimco Realty Corp	2.800	10/01/26	177,508
200,000	Kimco Realty Corp	3.800	04/01/27	190,170
200,000	Kimco Realty Corp	4.250	04/01/45	178,322
175,000	Kimco Realty Corp	4.125	12/01/46	153,147
100,000	Kimco Realty Corp	4.450	09/01/47	91,506
220,000	Liberty Property LP	4.750	10/01/20	226,024
150,000	Liberty Property LP	4.125	06/15/22	152,709
100,000	Liberty Property LP	3.375	06/15/23	97,920
700,000	Liberty Property LP	4.400	02/15/24	713,166
100,000	Liberty Property LP	3.250	10/01/26	93,090
200,000	Life Storage LP	3.875	12/15/27	189,202
200,000	Mid-America Apartments LP	4.300	10/15/23	203,348
100,000	Mid-America Apartments LP	4.000	11/15/25	99,074
750,000	Mid-America Apartments LP	3.600	06/01/27	718,561
200,000	Mid-America Apartments LP	4.200	06/15/28	199,183
100,000	National Retail Properties, Inc	3.800	10/15/22	100,111
1,300,000	National Retail Properties, Inc	3.500	10/15/27	1,212,754
1,200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	1,191,001
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	190,501
700,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	674,626
200,000	Physicians Realty LP	4.300	03/15/27	193,093
200,000	Physicians Realty LP	3.950	01/15/28	186,581
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	192,453
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	201,152
100,000	Plum Creek Timberlands LP	4.700	03/15/21	103,283
300,000	Plum Creek Timberlands LP	3.250	03/15/23	292,947
150,000	ProLogis LP	4.250	08/15/23	154,520
700,000	ProLogis LP	3.750	11/01/25	698,795
200,000	ProLogis LP	3.875	09/15/28	200,351
100,000	ProLogis LP	4.375	09/15/48	101,514
200,000	Public Storage	2.370	09/15/22	192,006
200,000	Public Storage	3.094	09/15/27	188,082
98

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$200,000		Rayonier, Inc		3.750%	04/01/22	$199,096
300,000		Realty Income Corp		3.250	10/15/22	295,335
500,000		Realty Income Corp		4.650	08/01/23	516,561
200,000		Realty Income Corp		3.875	04/15/25	197,151
200,000		Realty Income Corp		4.125	10/15/26	199,026
200,000		Realty Income Corp		3.000	01/15/27	182,982
1,000,000		Realty Income Corp		3.650	01/15/28	956,527
300,000		Realty Income Corp		4.650	03/15/47	302,103
200,000		Regency Centers LP		3.600	02/01/27	189,979
125,000		Regency Centers LP		4.125	03/15/28	123,516
200,000		Regency Centers LP		4.400	02/01/47	190,373
200,000		Select Income REIT		3.600	02/01/20	198,929
200,000		Select Income REIT		4.150	02/01/22	198,560
500,000		Select Income REIT		4.250	05/15/24	477,959
200,000		Select Income REIT		4.500	02/01/25	194,375
100,000		Senior Housing Properties Trust		6.750	12/15/21	107,108
300,000		Senior Housing Properties Trust		4.750	02/15/28	289,725
250,000		Simon Property Group LP		2.500	09/01/20	246,430
300,000		Simon Property Group LP		2.500	07/15/21	292,842
1,850,000		Simon Property Group LP		2.350	01/30/22	1,786,859
762,000		Simon Property Group LP		3.375	03/15/22	759,286
200,000		Simon Property Group LP		2.625	06/15/22	194,014
300,000		Simon Property Group LP		2.750	06/01/23	289,257
300,000		Simon Property Group LP		3.500	09/01/25	292,345
300,000		Simon Property Group LP		3.300	01/15/26	287,832
200,000		Simon Property Group LP		3.250	11/30/26	189,840
200,000		Simon Property Group LP		3.375	06/15/27	191,231
300,000		Simon Property Group LP		3.375	12/01/27	285,315
1,500,000		Simon Property Group LP		4.250	10/01/44	1,441,458
300,000		Simon Property Group LP		4.250	11/30/46	290,322
200,000		SL Green Operating Partnership LP		3.250	10/15/22	194,294
200,000		SL Green Realty Corp		4.500	12/01/22	203,113
200,000		Sovran Acquisition LP		3.500	07/01/26	187,252
100,000		Tanger Properties LP		3.125	09/01/26	90,203
250,000		Tanger Properties LP		3.875	07/15/27	235,354
200,000		UDR, Inc		3.700	10/01/20	201,656
200,000		UDR, Inc		4.625	01/10/22	205,718
200,000		UDR, Inc		4.000	10/01/25	198,667
200,000		UDR, Inc		3.500	07/01/27	189,509
200,000		UDR, Inc		3.500	01/15/28	188,504
100,000	g,i	USB Realty Corp	LIBOR 3 M + 1.147%	3.495	12/30/49	90,625
300,000		Ventas Realty LP		4.750	06/01/21	308,999
850,000		Ventas Realty LP		3.250	08/15/22	833,373
200,000		Ventas Realty LP		3.100	01/15/23	193,975
800,000		Ventas Realty LP		3.125	06/15/23	774,509
350,000		Ventas Realty LP		3.750	05/01/24	344,225
120,000		Ventas Realty LP		4.125	01/15/26	118,030
200,000		Ventas Realty LP		3.250	10/15/26	184,347
1,000,000		Ventas Realty LP		4.000	03/01/28	966,373
300,000		Ventas Realty LP		4.375	02/01/45	275,109
100,000		Vornado Realty LP		5.000	01/15/22	104,082
200,000		Vornado Realty LP		3.500	01/15/25	191,414
99

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Washington Prime Group LP	5.950%	08/15/24	$289,038
100,000	Washington REIT	3.950	10/15/22	100,407
100,000	Weingarten Realty Investors	3.375	10/15/22	98,605
100,000	Weingarten Realty Investors	3.500	04/15/23	98,566
1,700,000	Welltower, Inc	4.000	06/01/25	1,666,747
600,000	Welltower, Inc	4.250	04/01/26	593,473
500,000	Welltower, Inc	4.250	04/15/28	491,110
500,000	Weyerhaeuser Co	7.375	10/01/19	525,379
200,000	Weyerhaeuser Co	4.625	09/15/23	208,398
400,000	Weyerhaeuser Co	7.375	03/15/32	508,203
200,000	WP Carey, Inc	4.600	04/01/24	202,014
200,000	WP Carey, Inc	4.000	02/01/25	193,995
	TOTAL REAL ESTATE			77,847,753

RETAILING - 0.7%
120,000	Advance Auto Parts, Inc	5.750	05/01/20	125,172
250,000	Advance Auto Parts, Inc	4.500	12/01/23	256,060
200,000	Allegion US Holding Co, Inc	3.200	10/01/24	189,120
200,000	Allegion US Holding Co, Inc	3.550	10/01/27	184,840
1,200,000	Amazon.com, Inc	2.600	12/05/19	1,200,813
500,000	Amazon.com, Inc	1.900	08/21/20	489,701
300,000	Amazon.com, Inc	3.300	12/05/21	302,396
600,000	Amazon.com, Inc	2.500	11/29/22	582,111
500,000	Amazon.com, Inc	2.400	02/22/23	481,516
750,000	Amazon.com, Inc	2.800	08/22/24	715,050
300,000	Amazon.com, Inc	3.800	12/05/24	305,958
200,000	Amazon.com, Inc	5.200	12/03/25	217,631
1,500,000	Amazon.com, Inc	3.150	08/22/27	1,440,036
300,000	Amazon.com, Inc	4.800	12/05/34	328,717
2,250,000	Amazon.com, Inc	3.875	08/22/37	2,194,738
600,000	Amazon.com, Inc	4.950	12/05/44	665,296
1,000,000	Amazon.com, Inc	4.050	08/22/47	977,909
1,750,000	Amazon.com, Inc	4.250	08/22/57	1,723,876
100,000	AutoNation, Inc	3.350	01/15/21	99,338
200,000	AutoNation, Inc	3.500	11/15/24	189,967
244,000	AutoNation, Inc	4.500	10/01/25	242,266
200,000	AutoNation, Inc	3.800	11/15/27	185,627
100,000	AutoZone, Inc	4.000	11/15/20	101,681
442,000	AutoZone, Inc	3.700	04/15/22	444,181
300,000	AutoZone, Inc	2.875	01/15/23	289,262
150,000	AutoZone, Inc	3.125	07/15/23	145,533
200,000	AutoZone, Inc	3.250	04/15/25	190,653
100,000	AutoZone, Inc	3.125	04/21/26	92,997
300,000	AutoZone, Inc	3.750	06/01/27	288,433
200,000	Bed Bath & Beyond, Inc	3.749	08/01/24	181,668
200,000	Bed Bath & Beyond, Inc	4.915	08/01/34	161,492
250,000	Bed Bath & Beyond, Inc	5.165	08/01/44	191,394
250,000	Costco Wholesale Corp	1.700	12/15/19	246,357
400,000	Costco Wholesale Corp	1.750	02/15/20	393,640
500,000	Costco Wholesale Corp	2.150	05/18/21	488,913
200,000	Costco Wholesale Corp	2.250	02/15/22	194,047
1,300,000	Costco Wholesale Corp	2.300	05/18/22	1,262,208
400,000	Costco Wholesale Corp	2.750	05/18/24	387,219
100

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Costco Wholesale Corp	3.000%	05/18/27	$477,144
355,000	Dollar General Corp	4.150	11/01/25	355,095
300,000	Dollar General Corp	3.875	04/15/27	286,363
500,000	Dollar General Corp	4.125	05/01/28	490,051
1,500,000	Dollar Tree, Inc	3.700	05/15/23	1,486,034
500,000	Dollar Tree, Inc	4.000	05/15/25	488,561
500,000	Dollar Tree, Inc	4.200	05/15/28	482,519
300,000	Enable Midstream Partners LP	3.900	05/15/24	287,062
200,000	Enable Midstream Partners LP	4.400	03/15/27	189,141
750,000	Enable Midstream Partners LP	4.950	05/15/28	729,639
100,000	Enable Midstream Partners LP	5.000	05/15/44	88,516
300,000	Home Depot, Inc	1.800	06/05/20	294,592
400,000	Home Depot, Inc	3.950	09/15/20	408,120
500,000	Home Depot, Inc	2.000	04/01/21	487,652
350,000	Home Depot, Inc	4.400	04/01/21	362,532
400,000	Home Depot, Inc	2.625	06/01/22	392,204
500,000	Home Depot, Inc	2.700	04/01/23	487,964
300,000	Home Depot, Inc	3.750	02/15/24	306,373
100,000	Home Depot, Inc	3.350	09/15/25	98,399
1,700,000	Home Depot, Inc	3.000	04/01/26	1,623,822
1,300,000	Home Depot, Inc	2.125	09/15/26	1,159,066
2,000,000	Home Depot, Inc	2.800	09/14/27	1,856,766
960,000	Home Depot, Inc	5.875	12/16/36	1,165,089
500,000	Home Depot, Inc	4.200	04/01/43	501,248
300,000	Home Depot, Inc	4.875	02/15/44	328,598
500,000	Home Depot, Inc	4.400	03/15/45	510,818
600,000	Home Depot, Inc	4.250	04/01/46	603,103
1,600,000	Home Depot, Inc	3.900	06/15/47	1,531,226
675,000	Home Depot, Inc	3.500	09/15/56	579,274
500,000	JD.com, Inc	3.875	04/29/26	470,925
1,000,000	Kohl’s Corp	3.250	02/01/23	971,487
55,000	Kohl’s Corp	4.750	12/15/23	56,030
200,000	Kohl’s Corp	4.250	07/17/25	198,957
200,000	Kohl’s Corp	5.550	07/17/45	194,168
200,000	Lowe’s Cos, Inc	3.800	11/15/21	204,169
850,000	Lowe’s Cos, Inc	3.120	04/15/22	847,545
300,000	Lowe’s Cos, Inc	3.875	09/15/23	308,454
400,000	Lowe’s Cos, Inc	3.125	09/15/24	390,186
100,000	Lowe’s Cos, Inc	3.375	09/15/25	97,889
500,000	Lowe’s Cos, Inc	2.500	04/15/26	457,421
750,000	Lowe’s Cos, Inc	3.100	05/03/27	708,555
100,000	Lowe’s Cos, Inc	4.650	04/15/42	103,596
200,000	Lowe’s Cos, Inc	4.250	09/15/44	194,852
200,000	Lowe’s Cos, Inc	4.375	09/15/45	199,102
1,075,000	Lowe’s Cos, Inc	3.700	04/15/46	964,151
1,000,000	Lowe’s Cos, Inc	4.050	05/03/47	945,092
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	198,921
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	248,180
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	117,544
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	200,561
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	289,989
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	429,420
101

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Macy’s Retail Holdings, Inc	4.500%	12/15/34	$172,497
103,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	103,618
30,000	Nordstrom, Inc	4.750	05/01/20	30,669
100,000	Nordstrom, Inc	4.000	10/15/21	100,786
700,000	Nordstrom, Inc	4.000	03/15/27	673,308
531,000	Nordstrom, Inc	5.000	01/15/44	489,267
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	154,913
600,000	O’Reilly Automotive, Inc	3.800	09/01/22	606,527
1,000,000	O’Reilly Automotive, Inc	3.600	09/01/27	944,464
300,000	O’Reilly Automotive, Inc	4.350	06/01/28	298,310
200,000	Priceline Group, Inc	2.750	03/15/23	192,893
300,000	Priceline Group, Inc	3.650	03/15/25	293,320
300,000	Priceline Group, Inc	3.600	06/01/26	291,833
900,000	Priceline Group, Inc	3.550	03/15/28	856,300
100,000	QVC, Inc	5.125	07/02/22	102,410
100,000	QVC, Inc	4.375	03/15/23	98,777
1,200,000	QVC, Inc	4.450	02/15/25	1,159,442
150,000	QVC, Inc	5.950	03/15/43	141,447
1,150,000	Target Corp	3.875	07/15/20	1,173,140
500,000	Target Corp	3.500	07/01/24	501,829
1,400,000	Target Corp	2.500	04/15/26	1,285,925
850,000	Target Corp	4.000	07/01/42	808,789
225,000	Target Corp	3.625	04/15/46	200,280
1,500,000	Target Corp	3.900	11/15/47	1,391,889
1,000,000	TJX Cos, Inc	2.750	06/15/21	990,020
300,000	TJX Cos, Inc	2.500	05/15/23	288,936
300,000	TJX Cos, Inc	2.250	09/15/26	268,037
1,419,000	Wal-Mart Stores, Inc	1.750	10/09/19	1,403,802
2,550,000	Wal-Mart Stores, Inc	1.900	12/15/20	2,500,349
300,000	Wal-Mart Stores, Inc	2.350	12/15/22	289,482
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	964,793
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	796,131
1,500,000	Wal-Mart Stores, Inc	2.650	12/15/24	1,438,448
4,500,000	Wal-Mart Stores, Inc	3.625	12/15/47	4,208,249
500,000	Walmart, Inc	2.850	06/23/20	501,295
1,000,000	Walmart, Inc	3.125	06/23/21	1,004,882
475,000	Walmart, Inc	3.400	06/26/23	478,370
500,000	Walmart, Inc	3.550	06/26/25	503,076
1,500,000	Walmart, Inc	3.700	06/26/28	1,509,868
500,000	Walmart, Inc	3.950	06/28/38	499,617
1,000,000	Walmart, Inc	4.050	06/29/48	1,000,686
	TOTAL RETAILING			75,730,655

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000	Altera Corp	4.100	11/15/23	206,808
500,000	Analog Devices, Inc	2.950	01/12/21	495,710
100,000	Analog Devices, Inc	2.500	12/05/21	96,882
325,000	Analog Devices, Inc	3.125	12/05/23	315,434
1,175,000	Analog Devices, Inc	3.500	12/05/26	1,120,253
100,000	Analog Devices, Inc	4.500	12/05/36	99,594
200,000	Analog Devices, Inc	5.300	12/15/45	212,877
300,000	Intel Corp	1.850	05/11/20	295,296
250,000	Intel Corp	2.450	07/29/20	248,433
102

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Intel Corp	1.700%	05/19/21	$386,385
300,000	Intel Corp	2.350	05/11/22	291,587
1,250,000	Intel Corp	3.100	07/29/22	1,249,547
1,250,000	Intel Corp	2.700	12/15/22	1,223,765
1,500,000	Intel Corp	3.700	07/29/25	1,509,349
2,180,000	Intel Corp	2.600	05/19/26	2,032,017
400,000	Intel Corp	4.100	05/19/46	401,619
750,000	Intel Corp	4.100	05/11/47	747,203
2,578,000	Intel Corp	3.734	12/08/47	2,426,657
200,000	Marvell Technology Group Ltd	4.200	06/22/23	199,731
200,000	Marvell Technology Group Ltd	4.875	06/22/28	198,469
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	197,530
150,000	Maxim Integrated Products, Inc	3.450	06/15/27	141,755
225,000	NVIDIA Corp	2.200	09/16/21	218,416
800,000	NVIDIA Corp	3.200	09/16/26	770,524
200,000	Texas Instruments, Inc	1.650	08/03/19	197,547
300,000	Texas Instruments, Inc	1.750	05/01/20	293,852
100,000	Texas Instruments, Inc	2.625	05/15/24	95,707
350,000	Texas Instruments, Inc	2.900	11/03/27	331,002
1,200,000	Texas Instruments, Inc	4.150	05/15/48	1,217,993
400,000	Xilinx, Inc	3.000	03/15/21	396,442
150,000	Xilinx, Inc	2.950	06/01/24	142,616
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			17,761,000

SOFTWARE & SERVICES - 0.9%
175,000	Activision Blizzard Inc	2.300	09/15/21	169,315
200,000	Activision Blizzard Inc	3.400	09/15/26	189,853
100,000	Activision Blizzard, Inc	2.600	06/15/22	96,303
300,000	Activision Blizzard, Inc	3.400	06/15/27	283,542
300,000	Activision Blizzard, Inc	4.500	06/15/47	288,747
20,000	Adobe Systems, Inc	4.750	02/01/20	20,578
775,000	Adobe Systems, Inc	3.250	02/01/25	762,218
250,000	Autodesk, Inc	4.375	06/15/25	251,677
300,000	Autodesk, Inc	3.500	06/15/27	279,608
500,000	Automatic Data Processing, Inc	2.250	09/15/20	493,407
500,000	Automatic Data Processing, Inc	3.375	09/15/25	494,668
500,000	Baidu, Inc	3.000	06/30/20	495,544
700,000	Baidu, Inc	2.875	07/06/22	674,162
200,000	Baidu, Inc	3.500	11/28/22	196,790
500,000	Baidu, Inc	3.875	09/29/23	496,006
300,000	Baidu, Inc	4.125	06/30/25	297,877
300,000	Baidu, Inc	3.625	07/06/27	282,093
500,000	Baidu, Inc	4.375	03/29/28	492,955
500,000	CA, Inc	5.375	12/01/19	513,250
250,000	CA, Inc	3.600	08/15/22	247,514
150,000	CA, Inc	4.700	03/15/27	151,402
200,000	Citrix Systems, Inc	4.500	12/01/27	193,745
200,000	DXC Technology Co	2.875	03/27/20	198,560
200,000	DXC Technology Co	4.450	09/18/22	205,800
200,000	DXC Technology Co	4.250	04/15/24	199,704
200,000	DXC Technology Co	4.750	04/15/27	201,994
300,000	Electronic Arts, Inc	3.700	03/01/21	302,799
103

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Expedia, Inc	4.500%	08/15/24	$299,510
1,200,000	Expedia, Inc	5.000	02/15/26	1,221,936
1,000,000	Fidelity National Information Services, Inc	2.250	08/15/21	962,779
247,000	Fidelity National Information Services, Inc	4.500	10/15/22	254,763
163,000	Fidelity National Information Services, Inc	3.875	06/05/24	162,441
139,000	Fidelity National Information Services, Inc	5.000	10/15/25	146,103
1,000,000	Fidelity National Information Services, Inc	3.000	08/15/26	915,758
100,000	Fidelity National Information Services, Inc	4.250	05/15/28	100,231
300,000	Fidelity National Information Services, Inc	4.500	08/15/46	278,414
300,000	Fidelity National Information Services, Inc	4.750	05/15/48	289,576
550,000	Fiserv, Inc	3.500	10/01/22	541,504
500,000	Fiserv, Inc	3.850	06/01/25	497,828
300,000	International Business Machines Corp	1.900	01/27/20	296,053
250,000	International Business Machines Corp	2.250	02/19/21	244,597
500,000	International Business Machines Corp	2.900	11/01/21	495,877
300,000	International Business Machines Corp	2.500	01/27/22	293,092
300,000	International Business Machines Corp	1.875	08/01/22	281,703
500,000	International Business Machines Corp	2.875	11/09/22	490,843
700,000	International Business Machines Corp	3.375	08/01/23	698,938
400,000	International Business Machines Corp	7.000	10/30/25	477,027
300,000	International Business Machines Corp	3.300	01/27/27	291,114
19,000	International Business Machines Corp	5.600	11/30/39	22,607
835,000	International Business Machines Corp	4.000	06/20/42	813,675
1,500,000	International Business Machines Corp	4.700	02/19/46	1,635,546
175,000	Juniper Networks, Inc	4.600	03/15/21	177,862
200,000	Juniper Networks, Inc	4.500	03/15/24	203,205
750,000	Juniper Networks, Inc	4.350	06/15/25	747,471
200,000	Mastercard, Inc	2.000	11/21/21	193,587
1,000,000	Mastercard, Inc	3.375	04/01/24	997,379
200,000	Mastercard, Inc	2.950	11/21/26	190,974
200,000	Mastercard, Inc	3.800	11/21/46	194,637
750,000	Mastercard, Inc	3.500	02/26/48	743,409
300,000	Mastercard, Inc	3.950	02/26/48	299,056
1,000,000	Microsoft Corp	1.100	08/08/19	984,482
1,000,000	Microsoft Corp	1.850	02/06/20	987,190
300,000	Microsoft Corp	1.850	02/12/20	296,297
540,000	Microsoft Corp	3.000	10/01/20	543,940
500,000	Microsoft Corp	2.000	11/03/20	491,718
450,000	Microsoft Corp	4.000	02/08/21	463,878
850,000	Microsoft Corp	1.550	08/08/21	815,567
1,000,000	Microsoft Corp	2.400	02/06/22	979,287
1,300,000	Microsoft Corp	2.375	02/12/22	1,270,767
500,000	Microsoft Corp	2.650	11/03/22	491,595
400,000	Microsoft Corp	2.125	11/15/22	385,293
1,000,000	Microsoft Corp	2.000	08/08/23	944,525
400,000	Microsoft Corp	3.625	12/15/23	408,622
2,000,000	Microsoft Corp	2.875	02/06/24	1,957,232
500,000	Microsoft Corp	2.700	02/12/25	479,389
750,000	Microsoft Corp	3.125	11/03/25	736,563
2,300,000	Microsoft Corp	2.400	08/08/26	2,126,831
5,189,000	Microsoft Corp	3.300	02/06/27	5,121,196
925,000	Microsoft Corp	4.200	11/03/35	972,042
2,000,000	Microsoft Corp	3.450	08/08/36	1,913,435
104

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,575,000	Microsoft Corp	4.100%	02/06/37	$1,639,865
500,000	Microsoft Corp	3.500	11/15/42	467,862
300,000	Microsoft Corp	3.750	05/01/43	294,925
750,000	Microsoft Corp	3.750	02/12/45	734,422
575,000	Microsoft Corp	4.450	11/03/45	617,549
1,000,000	Microsoft Corp	3.700	08/08/46	970,675
1,350,000	Microsoft Corp	4.250	02/06/47	1,430,789
1,750,000	Microsoft Corp	4.000	02/12/55	1,744,592
500,000	Microsoft Corp	4.750	11/03/55	567,887
1,000,000	Microsoft Corp	3.950	08/08/56	986,148
1,800,000	Microsoft Corp	4.500	02/06/57	1,952,042
750,000	Oracle Corp	2.250	10/08/19	745,868
1,365,000	Oracle Corp	3.875	07/15/20	1,390,978
1,250,000	Oracle Corp	2.800	07/08/21	1,241,293
1,000,000	Oracle Corp	1.900	09/15/21	952,339
1,300,000	Oracle Corp	2.500	05/15/22	1,265,478
1,725,000	Oracle Corp	2.500	10/15/22	1,670,556
500,000	Oracle Corp	2.625	02/15/23	484,115
2,000,000	Oracle Corp	2.400	09/15/23	1,885,911
750,000	Oracle Corp	3.400	07/08/24	742,749
500,000	Oracle Corp	2.950	11/15/24	481,847
1,250,000	Oracle Corp	2.950	05/15/25	1,193,289
2,334,000	Oracle Corp	2.650	07/15/26	2,151,722
1,750,000	Oracle Corp	3.250	11/15/27	1,673,554
400,000	Oracle Corp	3.250	05/15/30	374,515
2,322,000	Oracle Corp	4.300	07/08/34	2,365,584
500,000	Oracle Corp	3.900	05/15/35	484,458
1,000,000	Oracle Corp	3.850	07/15/36	957,115
3,000,000	Oracle Corp	3.800	11/15/37	2,835,757
470,000	Oracle Corp	6.125	07/08/39	576,166
500,000	Oracle Corp	4.500	07/08/44	509,506
1,500,000	Oracle Corp	4.000	07/15/46	1,414,170
750,000	Oracle Corp	4.000	11/15/47	707,649
500,000	Oracle Corp	4.375	05/15/55	487,990
725,000	salesforce.com, Inc	3.250	04/11/23	720,956
800,000	salesforce.com, Inc	3.700	04/11/28	793,955
250,000	Total System Services, Inc	3.800	04/01/21	251,692
125,000	Total System Services, Inc	3.750	06/01/23	123,835
500,000	Total System Services, Inc	4.000	06/01/23	500,888
300,000	Total System Services, Inc	4.800	04/01/26	307,443
500,000	Total System Services, Inc	4.450	06/01/28	497,040
300,000	VMware, Inc	2.300	08/21/20	293,518
1,250,000	VMware, Inc	2.950	08/21/22	1,199,173
500,000	VMware, Inc	3.900	08/21/27	461,515
400,000	Western Union Co	5.253	04/01/20	411,561
300,000	Western Union Co	3.600	03/15/22	297,860
200,000	Western Union Co	4.250	06/09/23	199,265
	TOTAL SOFTWARE & SERVICES			90,367,521

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
100,000	Alphabet, Inc	3.625	05/19/21	102,112
500,000	Alphabet, Inc	3.375	02/25/24	503,420
105

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Alphabet, Inc	1.998%	08/15/26	$893,179
225,000	Amphenol Corp	2.200	04/01/20	221,294
125,000	Amphenol Corp	3.125	09/15/21	124,268
150,000	Amphenol Corp	4.000	02/01/22	152,928
200,000	Amphenol Corp	3.200	04/01/24	192,871
1,000,000	Apple, Inc	1.100	08/02/19	985,830
300,000	Apple, Inc	1.500	09/12/19	296,267
200,000	Apple, Inc	1.800	11/13/19	197,880
500,000	Apple, Inc	1.900	02/07/20	493,666
200,000	Apple, Inc	1.800	05/11/20	196,604
500,000	Apple, Inc	2.000	11/13/20	491,164
2,500,000	Apple, Inc	2.250	02/23/21	2,456,339
2,750,000	Apple, Inc	1.550	08/04/21	2,635,766
750,000	Apple, Inc	2.150	02/09/22	726,525
500,000	Apple, Inc	2.500	02/09/22	490,240
500,000	Apple, Inc	2.300	05/11/22	485,449
750,000	Apple, Inc	2.700	05/13/22	737,995
400,000	Apple, Inc	2.100	09/12/22	384,344
500,000	Apple, Inc	2.400	01/13/23	482,255
400,000	Apple, Inc	2.850	02/23/23	393,628
750,000	Apple, Inc	3.000	02/09/24	734,285
2,250,000	Apple, Inc	3.450	05/06/24	2,248,868
750,000	Apple, Inc	2.850	05/11/24	725,825
1,500,000	Apple, Inc	2.750	01/13/25	1,435,371
750,000	Apple, Inc	2.500	02/09/25	705,007
750,000	Apple, Inc	3.200	05/13/25	732,851
2,350,000	Apple, Inc	3.250	02/23/26	2,293,055
1,000,000	Apple, Inc	2.450	08/04/26	917,510
750,000	Apple, Inc	3.350	02/09/27	732,101
750,000	Apple, Inc	3.200	05/11/27	723,448
1,000,000	Apple, Inc	3.000	06/20/27	950,127
1,500,000	Apple, Inc	2.900	09/12/27	1,410,188
1,250,000	Apple, Inc	3.000	11/13/27	1,187,315
1,375,000	Apple, Inc	4.500	02/23/36	1,474,591
750,000	Apple, Inc	4.450	05/06/44	783,918
1,350,000	Apple, Inc	3.450	02/09/45	1,205,486
800,000	Apple, Inc	4.375	05/13/45	827,047
1,250,000	Apple, Inc	4.650	02/23/46	1,345,524
750,000	Apple, Inc	3.850	08/04/46	706,788
1,000,000	Apple, Inc	4.250	02/09/47	1,013,385
750,000	Apple, Inc	3.750	09/12/47	702,286
750,000	Apple, Inc	3.750	11/13/47	703,763
1,000,000	Broadcom Corp	2.375	01/15/20	986,981
500,000	Broadcom Corp	2.200	01/15/21	484,235
1,500,000	Broadcom Corp	3.000	01/15/22	1,458,619
500,000	Broadcom Corp	2.650	01/15/23	470,717
1,100,000	Broadcom Corp	3.625	01/15/24	1,064,404
2,250,000	Broadcom Corp	3.125	01/15/25	2,086,861
1,750,000	Broadcom Corp	3.875	01/15/27	1,654,648
250,000	Broadcom Corp	3.500	01/15/28	227,578
1,900,000	Cisco Systems, Inc	4.450	01/15/20	1,948,077
1,250,000	Cisco Systems, Inc	2.900	03/04/21	1,245,916
300,000	Cisco Systems, Inc	1.850	09/20/21	286,378
106

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Cisco Systems, Inc	3.000%	06/15/22	$398,289
500,000		Cisco Systems, Inc	2.600	02/28/23	486,178
1,300,000		Cisco Systems, Inc	2.200	09/20/23	1,226,234
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,111,932
400,000		Cisco Systems, Inc	3.500	06/15/25	403,615
500,000		Cisco Systems, Inc	2.950	02/28/26	480,276
2,500,000		Cisco Systems, Inc	2.500	09/20/26	2,314,917
600,000		Cisco Systems, Inc	5.900	02/15/39	741,836
225,000		Corning, Inc	4.250	08/15/20	228,974
300,000		Corning, Inc	2.900	05/15/22	295,303
100,000		Corning, Inc	5.750	08/15/40	114,821
200,000		Corning, Inc	4.750	03/15/42	201,711
700,000		Corning, Inc	4.375	11/15/57	609,702
1,175,000	g	Dell International LLC	4.420	06/15/21	1,191,676
1,500,000	g	Dell International LLC	5.450	06/15/23	1,568,753
2,000,000	g	Dell International LLC	6.020	06/15/26	2,102,546
1,000,000	g	Dell International LLC	8.100	07/15/36	1,167,704
1,000,000	g	Dell International LLC	8.350	07/15/46	1,203,570
800,000		Flextronics International Ltd	4.750	06/15/25	807,455
205,000		Harris Corp	2.700	04/27/20	203,178
500,000		Harris Corp	4.400	06/15/28	503,891
300,000		Harris Corp	4.854	04/27/35	305,963
300,000		Harris Corp	5.054	04/27/45	309,996
2,375,000		Hewlett Packard Enterprise Co	3.600	10/15/20	2,386,363
750,000		Hewlett Packard Enterprise Co	4.400	10/15/22	768,572
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,061,181
750,000		Hewlett Packard Enterprise Co	6.200	10/15/35	755,249
350,000		Hewlett Packard Enterprise Co	6.350	10/15/45	345,527
113,000		Hewlett-Packard Co	3.750	12/01/20	113,884
200,000		Hewlett-Packard Co	4.050	09/15/22	201,479
850,000		Hewlett-Packard Co	6.000	09/15/41	862,824
1,000,000		Jabil Circuit, Inc	4.700	09/15/22	1,026,100
100,000		Jabil, Inc	3.950	01/12/28	94,337
755,000		Koninklijke Philips Electronics NV	5.000	03/15/42	833,360
300,000		L-3 Communications Corp	4.950	02/15/21	307,519
52,000		L-3 Communications Corp	3.950	05/28/24	51,334
600,000		L-3 Communications Corp	3.850	12/15/26	577,153
250,000		L3 Technologies, Inc	3.850	06/15/23	249,394
500,000		L3 Technologies, Inc	4.400	06/15/28	497,473
100,000		Motorola Solutions, Inc	3.500	09/01/21	99,384
700,000		Motorola Solutions, Inc	3.750	05/15/22	697,544
250,000		Motorola Solutions, Inc	3.500	03/01/23	241,691
200,000		Motorola Solutions, Inc	4.000	09/01/24	193,860
250,000		Motorola Solutions, Inc	4.600	02/23/28	248,547
200,000		Motorola Solutions, Inc	5.500	09/01/44	186,401
200,000		NetApp, Inc	3.375	06/15/21	198,168
200,000		NetApp, Inc	3.300	09/29/24	191,000
750,000	g	QUALCOMM, Inc	1.850	05/21/19	748,525
750,000		QUALCOMM, Inc	2.100	05/20/20	749,359
1,400,000		QUALCOMM, Inc	2.250	05/20/20	1,379,307
500,000		QUALCOMM, Inc	3.000	05/20/22	492,459
750,000		QUALCOMM, Inc	2.900	05/20/24	708,546
107

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		QUALCOMM, Inc	3.450%	05/20/25	$481,021
2,000,000		QUALCOMM, Inc	3.250	05/20/27	1,869,114
500,000		QUALCOMM, Inc	4.650	05/20/35	506,189
500,000		QUALCOMM, Inc	4.800	05/20/45	499,634
1,000,000		QUALCOMM, Inc	4.300	05/20/47	929,554
500,000		Seagate HDD Cayman	4.250	03/01/22	495,103
1,250,000		Seagate HDD Cayman	4.750	01/01/25	1,198,487
200,000		Seagate HDD Cayman	4.875	06/01/27	185,827
200,000		Seagate HDD Cayman	5.750	12/01/34	182,452
200,000		Tech Data Corp	3.700	02/15/22	195,563
200,000		Tech Data Corp	4.950	02/15/27	196,232
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	251,145
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	195,760
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	98,105
1,150,000		Tyco Electronics Group S.A.	3.125	08/15/27	1,072,347
415,000		Xerox Corp	2.750	09/01/20	406,510
1,250,000		Xerox Corp	3.625	03/15/23	1,197,760
200,000		Xerox Corp	6.750	12/15/39	203,718
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			95,526,758

TELECOMMUNICATION SERVICES - 1.2%
500,000		Alibaba Group Holding Ltd	2.500	11/28/19	496,663
500,000		Alibaba Group Holding Ltd	3.125	11/28/21	495,208
1,000,000		Alibaba Group Holding Ltd	2.800	06/06/23	962,512
1,250,000		Alibaba Group Holding Ltd	3.600	11/28/24	1,229,904
1,000,000		Alibaba Group Holding Ltd	3.400	12/06/27	931,368
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	502,086
750,000		Alibaba Group Holding Ltd	4.000	12/06/37	696,477
1,000,000		Alibaba Group Holding Ltd	4.200	12/06/47	909,562
750,000		Alibaba Group Holding Ltd	4.400	12/06/57	692,511
1,680,000		America Movil SAB de C.V.	5.000	03/30/20	1,726,342
950,000		America Movil SAB de C.V.	3.125	07/16/22	933,407
440,000		America Movil SAB de C.V.	6.125	03/30/40	514,861
1,625,000		America Movil SAB de C.V.	4.375	07/16/42	1,584,449
500,000		AT&T, Inc	3.200	03/01/22	490,526
500,000		AT&T, Inc	3.800	03/01/24	490,168
1,000,000		AT&T, Inc	4.450	04/01/24	1,009,184
1,500,000		AT&T, Inc	3.400	05/15/25	1,410,693
1,250,000		AT&T, Inc	4.125	02/17/26	1,221,839
1,300,000		AT&T, Inc	4.250	03/01/27	1,272,432
4,705,000	g	AT&T, Inc	4.100	02/15/28	4,494,205
8,525,000	g	AT&T, Inc	4.300	02/15/30	8,060,495
1,175,000		AT&T, Inc	4.500	05/15/35	1,086,163
1,500,000		AT&T, Inc	5.250	03/01/37	1,477,767
1,500,000	g	AT&T, Inc	4.900	08/15/37	1,422,516
145,000		AT&T, Inc	6.000	08/15/40	151,094
92,000		AT&T, Inc	5.350	09/01/40	89,729
100,000		AT&T, Inc	6.375	03/01/41	108,952
550,000		AT&T, Inc	5.150	03/15/42	520,610
2,366,000		AT&T, Inc	4.300	12/15/42	2,009,281
1,250,000		AT&T, Inc	4.800	06/15/44	1,133,386
2,854,000		AT&T, Inc	4.350	06/15/45	2,418,662
1,025,000		AT&T, Inc	4.750	05/15/46	914,917
108

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		AT&T, Inc	5.650%	02/15/47	$754,698
2,100,000		AT&T, Inc	5.450	03/01/47	2,059,806
1,425,000		AT&T, Inc	4.500	03/09/48	1,223,129
1,250,000	g	AT&T, Inc	5.150	02/15/50	1,165,460
500,000		AT&T, Inc	5.700	03/01/57	497,023
2,750,000	g	AT&T, Inc	5.300	08/15/58	2,558,209
300,000		Bell Canada, Inc	4.464	04/01/48	293,166
1,150,000		British Telecommunications plc	9.625	12/15/30	1,642,993
2,850,000		Deutsche Telekom International Finance BV	6.000	07/08/19	2,936,027
1,240,000		Deutsche Telekom International Finance BV	8.750	06/15/30	1,642,604
2,700,000		France Telecom S.A.	4.125	09/14/21	2,758,882
745,000		France Telecom S.A.	9.000	03/01/31	1,021,899
600,000		France Telecom S.A.	5.375	01/13/42	654,672
250,000		Koninklijke KPN NV	8.375	10/01/30	327,288
500,000		Orange S.A.	1.625	11/03/19	490,706
400,000		Orange S.A.	5.500	02/06/44	442,569
200,000		Rogers Communications, Inc	4.100	10/01/23	204,489
1,713,000		Rogers Communications, Inc	3.625	12/15/25	1,674,478
200,000		Rogers Communications, Inc	2.900	11/15/26	184,806
125,000		Rogers Communications, Inc	4.500	03/15/43	122,473
300,000		Rogers Communications, Inc	5.450	10/01/43	328,595
600,000		Rogers Communications, Inc	5.000	03/15/44	622,678
150,000		Rogers Communications, Inc	4.300	02/15/48	143,002
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,083,808
1,000,000		Telefonica Emisiones SAU	4.570	04/27/23	1,033,450
1,175,000		Telefonica Emisiones SAU	4.103	03/08/27	1,135,914
300,000		Telefonica Emisiones SAU	7.045	06/20/36	360,412
1,000,000		Telefonica Emisiones SAU	4.665	03/06/38	934,759
1,300,000		Telefonica Emisiones SAU	5.213	03/08/47	1,252,145
1,000,000		Telefonica Emisiones SAU	4.895	03/06/48	921,040
392,000		Telefonica Europe BV	8.250	09/15/30	506,704
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	103,011
200,000		TELUS Corp	2.800	02/16/27	183,103
200,000		TELUS Corp	3.700	09/15/27	196,127
500,000		TELUS Corp	4.600	11/16/48	488,460
2,500,000		Verizon Communications, Inc	3.500	11/01/24	2,417,033
5,213,000		Verizon Communications, Inc	3.376	02/15/25	5,006,821
2,750,000		Verizon Communications, Inc	4.125	03/16/27	2,710,748
4,841,000	g	Verizon Communications, Inc	4.329	09/21/28	4,797,765
1,500,000		Verizon Communications, Inc	4.500	08/10/33	1,453,259
3,000,000		Verizon Communications, Inc	4.400	11/01/34	2,796,253
3,400,000		Verizon Communications, Inc	4.272	01/15/36	3,134,550
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,096,445
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,189,068
750,000		Verizon Communications, Inc	5.500	03/16/47	785,298
1,818,000		Verizon Communications, Inc	4.522	09/15/48	1,656,143
2,534,000		Verizon Communications, Inc	5.012	04/15/49	2,465,770
3,176,000		Verizon Communications, Inc	5.012	08/21/54	2,981,865
3,654,000		Verizon Communications, Inc	4.672	03/15/55	3,242,498
650,000		Vodafone Group plc	4.375	03/16/21	667,199
500,000		Vodafone Group plc	2.500	09/26/22	478,104
800,000		Vodafone Group plc	2.950	02/19/23	771,675
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Vodafone Group plc	3.750%	01/16/24	$991,077
750,000	Vodafone Group plc	4.125	05/30/25	746,099
2,050,000	Vodafone Group plc	4.375	05/30/28	2,023,337
150,000	Vodafone Group plc	6.150	02/27/37	164,839
750,000	Vodafone Group plc	5.000	05/30/38	740,518
1,700,000	Vodafone Group plc	4.375	02/19/43	1,523,950
1,000,000	Vodafone Group plc	5.250	05/30/48	997,670
	TOTAL TELECOMMUNICATION SERVICES			119,244,538

TRANSPORTATION - 0.7%
378,819	American Airlines, Inc	3.000	10/15/28	355,714
1,300,000	Boeing Co	1.650	10/30/20	1,263,940
750,000	Boeing Co	2.800	03/01/23	734,969
500,000	Boeing Co	2.850	10/30/24	486,005
400,000	Boeing Co	2.600	10/30/25	376,367
200,000	Boeing Co	2.250	06/15/26	182,324
250,000	Boeing Co	2.800	03/01/27	235,635
500,000	Boeing Co	3.250	03/01/28	488,026
500,000	Boeing Co	3.550	03/01/38	478,233
350,000	Boeing Co	5.875	02/15/40	440,921
300,000	Boeing Co	3.375	06/15/46	271,121
250,000	Boeing Co	3.650	03/01/47	236,447
100,000	Boeing Co	3.625	03/01/48	93,620
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	567,541
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	296,987
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	148,215
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	509,696
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	504,857
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	148,551
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	287,628
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	701,948
1,150,000	Burlington Northern Santa Fe LLC	3.250	06/15/27	1,113,516
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	426,270
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	276,776
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	202,456
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	553,751
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	542,827
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	311,585
1,000,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	974,293
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	211,676
750,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	706,358
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	390,892
1,175,000	Burlington Northern Santa Fe LLC	4.050	06/15/48	1,135,136
500,000	Canadian National Railway Co	2.400	02/03/20	496,068
100,000	Canadian National Railway Co	2.850	12/15/21	98,749
300,000	Canadian National Railway Co	2.250	11/15/22	286,057
200,000	Canadian National Railway Co	2.950	11/21/24	194,498
200,000	Canadian National Railway Co	6.900	07/15/28	249,300
200,000	Canadian National Railway Co	6.250	08/01/34	250,027
250,000	Canadian National Railway Co	3.500	11/15/42	225,301
100,000	Canadian National Railway Co	4.500	11/07/43	104,786
400,000	Canadian National Railway Co	3.200	08/02/46	343,396
500,000	Canadian National Railway Co	3.650	02/03/48	465,809
110

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,800,000	Canadian Pacific Railway Co	2.900%	02/01/25	$1,713,156
300,000	Canadian Pacific Railway Co	4.000	06/01/28	303,606
200,000	Canadian Pacific Railway Co	7.125	10/15/31	253,429
250,000	Canadian Pacific Railway Co	5.950	05/15/37	298,695
200,000	Canadian Pacific Railway Co	6.125	09/15/15	240,039
200,000	Carnival Corp	3.950	10/15/20	203,177
300,000	CH Robinson Worldwide, Inc	4.200	04/15/28	294,584
276,936	Continental Airlines, Inc	4.750	01/12/21	282,253
23,846	Continental Airlines, Inc	5.983	04/19/22	25,246
376,953	Continental Airlines, Inc	4.150	04/11/24	380,591
154,511	Continental Airlines, Inc	4.000	10/29/24	155,121
125,000	CSX Corp	3.700	11/01/23	125,385
300,000	CSX Corp	3.400	08/01/24	294,654
200,000	CSX Corp	3.350	11/01/25	192,906
1,200,000	CSX Corp	2.600	11/01/26	1,082,706
500,000	CSX Corp	3.250	06/01/27	469,675
750,000	CSX Corp	3.800	03/01/28	730,397
100,000	CSX Corp	6.000	10/01/36	118,766
200,000	CSX Corp	6.150	05/01/37	239,936
400,000	CSX Corp	5.500	04/15/41	443,261
350,000	CSX Corp	4.400	03/01/43	338,768
100,000	CSX Corp	4.100	03/15/44	93,387
675,000	CSX Corp	3.800	11/01/46	597,590
750,000	CSX Corp	4.300	03/01/48	714,085
200,000	CSX Corp	3.950	05/01/50	176,355
300,000	CSX Corp	4.500	08/01/54	284,237
150,000	CSX Corp	4.250	11/01/66	129,561
300,000	CSX Corp	4.650	03/01/68	282,428
203,757	Delta Air Lines, Inc	5.300	04/15/19	206,671
150,000	Delta Air Lines, Inc	2.875	03/13/20	149,007
96,988	Delta Air Lines, Inc	4.750	05/07/20	98,666
125,000	Delta Air Lines, Inc	2.600	12/04/20	122,283
100,000	Delta Air Lines, Inc	3.400	04/19/21	99,542
700,000	Delta Air Lines, Inc	3.625	03/15/22	691,918
300,000	Delta Air Lines, Inc	3.800	04/19/23	296,361
111,566	Delta Air Lines, Inc	3.625	07/30/27	110,650
200,000	Delta Air Lines, Inc	4.375	04/19/28	192,753
100,000	FedEx Corp	2.300	02/01/20	98,966
300,000	FedEx Corp	4.000	01/15/24	305,851
100,000	FedEx Corp	3.200	02/01/25	96,678
300,000	FedEx Corp	3.250	04/01/26	287,159
400,000	FedEx Corp	3.300	03/15/27	379,182
1,250,000	FedEx Corp	3.400	02/15/28	1,189,087
1,000,000	FedEx Corp	4.900	01/15/34	1,052,602
200,000	FedEx Corp	3.900	02/01/35	186,917
600,000	FedEx Corp	3.875	08/01/42	536,588
750,000	FedEx Corp	4.750	11/15/45	746,312
300,000	FedEx Corp	4.550	04/01/46	290,874
200,000	FedEx Corp	4.400	01/15/47	189,212
550,000	FedEx Corp	4.050	02/15/48	493,084
200,000	FedEx Corp	4.500	02/01/65	178,139
100,000	GATX Corp	2.600	03/30/20	98,781
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	GATX Corp	3.250%	09/15/26	$461,477
200,000	GATX Corp	3.500	03/15/28	184,678
200,000	GATX Corp	4.550	11/07/28	198,450
225,000	GATX Corp	5.200	03/15/44	233,432
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	198,368
100,000	Kansas City Southern	3.000	05/15/23	96,300
100,000	Kansas City Southern	3.125	06/01/26	92,147
100,000	Kansas City Southern	4.300	05/15/43	92,947
175,000	Kansas City Southern	4.950	08/15/45	175,819
800,000	Kansas City Southern	4.700	05/01/48	774,412
200,000	Kirby Corp	4.200	03/01/28	197,015
100,000	Norfolk Southern Corp	3.250	12/01/21	99,781
250,000	Norfolk Southern Corp	3.000	04/01/22	247,130
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,261,571
200,000	Norfolk Southern Corp	3.850	01/15/24	202,103
81,000	Norfolk Southern Corp	5.590	05/17/25	88,790
200,000	Norfolk Southern Corp	2.900	06/15/26	186,543
300,000	Norfolk Southern Corp	3.150	06/01/27	281,022
16,000	Norfolk Southern Corp	4.837	10/01/41	16,702
750,000	Norfolk Southern Corp	3.950	10/01/42	697,005
75,000	Norfolk Southern Corp	4.800	08/15/43	77,277
300,000	Norfolk Southern Corp	4.450	06/15/45	301,486
200,000	Norfolk Southern Corp	4.650	01/15/46	204,357
128,000	Norfolk Southern Corp	3.942	11/01/47	118,565
775,000	Norfolk Southern Corp	4.150	02/28/48	744,859
750,000	Northrop Grumman Corp	2.080	10/15/20	732,987
650,000	Northrop Grumman Corp	3.500	03/15/21	656,691
1,000,000	Northrop Grumman Corp	2.550	10/15/22	962,926
400,000	Northrop Grumman Corp	3.250	08/01/23	395,324
750,000	Northrop Grumman Corp	2.930	01/15/25	711,892
300,000	Northrop Grumman Corp	3.200	02/01/27	282,611
850,000	Northrop Grumman Corp	3.250	01/15/28	799,720
100,000	Northrop Grumman Corp	5.050	11/15/40	107,925
400,000	Northrop Grumman Corp	4.750	06/01/43	416,055
300,000	Northrop Grumman Corp	3.850	04/15/45	271,948
1,150,000	Northrop Grumman Corp	4.030	10/15/47	1,077,273
500,000	Royal Caribbean Cruises Ltd	2.650	11/28/20	491,454
500,000	Royal Caribbean Cruises Ltd	3.700	03/15/28	461,598
200,000	Ryder System, Inc	2.450	09/03/19	198,723
1,400,000	Ryder System, Inc	2.500	05/11/20	1,383,414
500,000	Ryder System, Inc	2.500	09/01/22	477,026
200,000	Ryder System, Inc	3.400	03/01/23	197,445
200,000	Ryder System, Inc	3.750	06/09/23	199,774
100,000	Southwest Airlines Co	2.750	11/06/19	99,635
400,000	Southwest Airlines Co	2.650	11/05/20	395,336
200,000	Southwest Airlines Co	2.750	11/16/22	194,197
200,000	Southwest Airlines Co	3.000	11/15/26	185,399
200,000	Southwest Airlines Co	3.450	11/16/27	189,418
86,392	Spirit Airlines, Inc	4.100	04/01/28	86,021
450,000	Union Pacific Corp	2.250	06/19/20	443,817
300,000	Union Pacific Corp	3.200	06/08/21	300,905
331,000	Union Pacific Corp	4.163	07/15/22	341,448
500,000	Union Pacific Corp	2.950	01/15/23	488,209
112

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Union Pacific Corp	3.500%	06/08/23	$300,102
277,000		Union Pacific Corp	3.646	02/15/24	277,358
200,000		Union Pacific Corp	3.750	03/15/24	202,320
200,000		Union Pacific Corp	3.250	01/15/25	194,421
500,000		Union Pacific Corp	3.750	07/15/25	500,959
200,000		Union Pacific Corp	3.250	08/15/25	194,319
300,000		Union Pacific Corp	2.750	03/01/26	278,959
1,000,000		Union Pacific Corp	3.000	04/15/27	945,550
1,000,000		Union Pacific Corp	3.950	09/10/28	1,004,362
100,000		Union Pacific Corp	3.375	02/01/35	89,363
100,000		Union Pacific Corp	3.600	09/15/37	91,672
500,000		Union Pacific Corp	4.375	09/10/38	502,761
100,000		Union Pacific Corp	4.300	06/15/42	97,976
150,000		Union Pacific Corp	4.250	04/15/43	146,419
200,000		Union Pacific Corp	4.050	11/15/45	189,646
200,000		Union Pacific Corp	3.350	08/15/46	167,182
300,000		Union Pacific Corp	4.000	04/15/47	282,556
1,000,000		Union Pacific Corp	4.500	09/10/48	1,009,029
770,000		Union Pacific Corp	3.799	10/01/51	680,060
200,000		Union Pacific Corp	3.875	02/01/55	174,793
500,000		Union Pacific Corp	4.800	09/10/58	516,621
300,000		Union Pacific Corp	4.375	11/15/65	279,017
200,000		Union Pacific Corp	4.100	09/15/67	175,298
179,399		Union Pacific Railroad Co	2.695	05/12/27	166,841
300,000		United Parcel Service, Inc	2.050	04/01/21	292,613
500,000		United Parcel Service, Inc	2.350	05/16/22	484,972
1,400,000		United Parcel Service, Inc	2.450	10/01/22	1,356,146
500,000		United Parcel Service, Inc	2.500	04/01/23	482,888
300,000		United Parcel Service, Inc	2.800	11/15/24	287,955
125,000		United Parcel Service, Inc	2.400	11/15/26	113,931
500,000		United Parcel Service, Inc	3.050	11/15/27	475,711
35,000		United Parcel Service, Inc	6.200	01/15/38	43,839
450,000		United Parcel Service, Inc	3.625	10/01/42	417,636
400,000		United Parcel Service, Inc	3.400	11/15/46	352,199
500,000		United Parcel Service, Inc	3.750	11/15/47	459,978
		TOTAL TRANSPORTATION			69,946,408

UTILITIES - 1.9%
200,000		AEP Texas, Inc	2.400	10/01/22	192,019
200,000	g	AEP Texas, Inc	3.950	06/01/28	199,290
200,000		AEP Texas, Inc	3.800	10/01/47	185,910
200,000		AEP Transmission Co LLC	3.100	12/01/26	191,286
600,000		AEP Transmission Co LLC	4.000	12/01/46	585,348
200,000		AEP Transmission Co LLC	3.750	12/01/47	185,649
370,000		AGL Capital Corp	5.250	08/15/19	378,402
400,000		AGL Capital Corp	3.250	06/15/26	379,496
275,000		AGL Capital Corp	4.400	06/01/43	269,235
200,000		Alabama Power Co	2.450	03/30/22	194,430
475,000		Alabama Power Co	3.550	12/01/23	477,401
200,000		Alabama Power Co	3.850	12/01/42	188,316
400,000		Alabama Power Co	3.750	03/01/45	372,099
300,000		Alabama Power Co	4.300	01/02/46	306,743
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Alabama Power Co	3.700%	12/01/47	$694,515
500,000	Alabama Power Co	4.300	07/15/48	508,149
300,000	Ameren Corp	2.700	11/15/20	296,291
600,000	Ameren Illinois Co	2.700	09/01/22	585,442
370,000	Ameren Illinois Co	3.250	03/01/25	361,758
300,000	Ameren Illinois Co	3.800	05/15/28	302,806
125,000	Ameren Illinois Co	4.150	03/15/46	125,316
1,000,000	Ameren Illinois Co	3.700	12/01/47	933,940
125,000	American Electric Power Co, Inc	2.150	11/13/20	121,986
200,000	American Electric Power Co, Inc	3.200	11/13/27	186,844
500,000	American Water Capital Corp	3.850	03/01/24	506,362
300,000	American Water Capital Corp	3.400	03/01/25	295,829
200,000	American Water Capital Corp	2.950	09/01/27	188,331
225,000	American Water Capital Corp	4.300	12/01/42	229,818
150,000	American Water Capital Corp	4.300	09/01/45	152,678
100,000	American Water Capital Corp	4.000	12/01/46	97,255
825,000	American Water Capital Corp	3.750	09/01/47	761,027
200,000	Appalachian Power Co	3.300	06/01/27	192,066
140,000	Appalachian Power Co	7.000	04/01/38	184,787
200,000	Arizona Public Service Co	2.950	09/15/27	187,998
350,000	Arizona Public Service Co	4.500	04/01/42	365,523
200,000	Arizona Public Service Co	4.350	11/15/45	205,190
410,000	Arizona Public Service Co	3.750	05/15/46	382,512
650,000	Atmos Energy Corp	3.000	06/15/27	615,373
100,000	Atmos Energy Corp	5.500	06/15/41	116,248
125,000	Atmos Energy Corp	4.150	01/15/43	125,677
300,000	Atmos Energy Corp	4.125	10/15/44	302,532
275,000	Avangrid, Inc	3.150	12/01/24	264,414
150,000	Avista Corp	4.350	06/01/48	151,395
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	100,794
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	395,412
200,000	Baltimore Gas & Electric Co	2.400	08/15/26	181,967
150,000	Baltimore Gas & Electric Co	3.500	08/15/46	134,095
200,000	Baltimore Gas & Electric Co	3.750	08/15/47	187,188
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	322,343
200,000	Berkshire Hathaway Energy Co	2.375	01/15/21	195,821
200,000	Berkshire Hathaway Energy Co	2.800	01/15/23	195,010
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	202,344
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	347,352
175,000	Berkshire Hathaway Energy Co	3.250	04/15/28	166,364
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	224,223
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	511,128
400,000	Berkshire Hathaway Energy Co	3.800	07/15/48	366,272
200,000	Black Hills Corp	4.250	11/30/23	203,113
100,000	Black Hills Corp	3.950	01/15/26	98,866
100,000	Black Hills Corp	3.150	01/15/27	92,354
200,000	Black Hills Corp	4.200	09/15/46	193,856
350,000	Carolina Power & Light Co	3.000	09/15/21	349,872
150,000	Carolina Power & Light Co	2.800	05/15/22	148,033
100,000	Carolina Power & Light Co	4.100	05/15/42	99,453
300,000	Carolina Power & Light Co	4.100	03/15/43	300,340
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	383,016
200,000	CenterPoint Energy Houston Electric LLC	2.400	09/01/26	182,409
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	CenterPoint Energy Houston Electric LLC	3.000%	02/01/27	$284,101
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	130,490
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	92,469
300,000	CenterPoint Energy Houston Electric LLC	4.500	04/01/44	324,699
300,000	CenterPoint Energy Houston Electric LLC	3.950	03/01/48	294,207
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	432,256
200,000	CenterPoint Energy Resources Corp	3.550	04/01/23	198,110
200,000	CenterPoint Energy Resources Corp	4.000	04/01/28	197,030
700,000	CenterPoint Energy Resources Corp	4.100	09/01/47	666,048
200,000	CenterPoint Energy, Inc	2.500	09/01/22	191,851
200,000	Cleco Corporate Holdings LLC	3.743	05/01/26	188,586
200,000	Cleco Corporate Holdings LLC	4.973	05/01/46	198,054
790,000	CMS Energy Corp	3.450	08/15/27	753,819
300,000	Columbia Pipeline Group, Inc	3.300	06/01/20	298,747
300,000	Columbia Pipeline Group, Inc	4.500	06/01/25	300,246
300,000	Columbia Pipeline Group, Inc	5.800	06/01/45	337,813
775,000	Commonwealth Edison Co	4.000	08/01/20	789,288
250,000	Commonwealth Edison Co	2.550	06/15/26	229,595
2,355,000	Commonwealth Edison Co	2.950	08/15/27	2,226,937
387,000	Commonwealth Edison Co	5.900	03/15/36	469,727
200,000	Commonwealth Edison Co	3.800	10/01/42	188,268
300,000	Commonwealth Edison Co	4.600	08/15/43	322,717
300,000	Commonwealth Edison Co	4.700	01/15/44	325,974
100,000	Commonwealth Edison Co	3.700	03/01/45	92,811
250,000	Commonwealth Edison Co	3.650	06/15/46	230,285
400,000	Commonwealth Edison Co	3.750	08/15/47	374,312
1,000,000	Commonwealth Edison Co	4.000	03/01/48	977,333
200,000	Connecticut Light & Power Co	2.500	01/15/23	192,821
125,000	Connecticut Light & Power Co	3.200	03/15/27	119,848
400,000	Connecticut Light & Power Co	4.300	04/15/44	413,256
250,000	Connecticut Light & Power Co	4.150	06/01/45	254,613
300,000	Connecticut Light & Power Co	4.000	04/01/48	298,248
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	61,728
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,423,979
300,000	Consolidated Edison Co of New York, Inc	3.125	11/15/27	286,304
200,000	Consolidated Edison Co of New York, Inc	3.800	05/15/28	200,501
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	386,956
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	196,584
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	534,094
600,000	Consolidated Edison Co of New York, Inc	4.450	03/15/44	613,448
150,000	Consolidated Edison Co of New York, Inc	4.500	12/01/45	155,094
400,000	Consolidated Edison Co of New York, Inc	3.850	06/15/46	374,605
400,000	Consolidated Edison Co of New York, Inc	3.875	06/15/47	375,202
200,000	Consolidated Edison Co of New York, Inc	4.625	12/01/54	205,184
200,000	Consolidated Edison Co of New York, Inc	4.300	12/01/56	195,006
1,300,000	Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,189,606
400,000	Consolidated Edison Co of New York, Inc	4.500	05/15/58	397,193
200,000	Consolidated Edison, Inc	2.000	03/15/20	196,315
100,000	Consolidated Edison, Inc	2.000	05/15/21	96,488
150,000	Consumers Energy Co	2.850	05/15/22	147,779
200,000	Consumers Energy Co	3.375	08/15/23	199,577
600,000	Consumers Energy Co	3.950	07/15/47	591,227
115

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Consumers Energy Co	4.050%	05/15/48	$498,655
200,000	Delmarva Power & Light Co	3.500	11/15/23	199,817
200,000	Delmarva Power & Light Co	4.150	05/15/45	198,775
500,000	Dominion Energy, Inc	2.579	07/01/20	492,545
150,000	Dominion Gas Holdings LLC	2.500	12/15/19	148,614
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	246,800
200,000	Dominion Gas Holdings LLC	3.550	11/01/23	199,217
200,000	Dominion Gas Holdings LLC	3.600	12/15/24	199,049
200,000	Dominion Gas Holdings LLC	4.800	11/01/43	205,120
200,000	Dominion Gas Holdings LLC	4.600	12/15/44	197,260
400,000	Dominion Resources, Inc (Step bond)	2.962	07/01/19	399,110
150,000	Dominion Resources, Inc	1.600	08/15/19	147,686
1,700,000	Dominion Resources, Inc	4.450	03/15/21	1,737,954
200,000	Dominion Resources, Inc	4.700	12/01/44	201,367
100,000	DTE Electric Co	3.700	06/01/46	95,176
500,000	DTE Electric Co	3.750	08/15/47	472,458
1,000,000	DTE Electric Co	4.050	05/15/48	995,958
200,000	DTE Energy Co	3.300	06/15/22	197,586
200,000	DTE Energy Co	3.800	03/15/27	195,449
400,000	DTE Energy Electric Company	3.450	10/01/20	402,348
200,000	DTE Energy Electric Company	3.850	12/01/23	200,188
200,000	DTE Energy Electric Company	3.650	03/15/24	201,194
200,000	DTE Energy Electric Company	3.500	06/01/24	195,497
200,000	DTE Energy Electric Company	4.000	04/01/43	195,743
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	127,183
200,000	Duke Energy Carolinas LLC	2.500	03/15/23	192,913
2,000,000	Duke Energy Carolinas LLC	3.050	03/15/23	1,975,826
200,000	Duke Energy Carolinas LLC	2.950	12/01/26	189,578
500,000	Duke Energy Carolinas LLC	4.000	09/30/42	489,484
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	281,353
200,000	Duke Energy Carolinas LLC	3.875	03/15/46	191,088
1,750,000	Duke Energy Carolinas LLC	3.700	12/01/47	1,627,689
1,500,000	Duke Energy Carolinas LLC	3.950	03/15/48	1,454,469
746,000	Duke Energy Corp	5.050	09/15/19	763,032
250,000	Duke Energy Corp	1.800	09/01/21	239,175
300,000	Duke Energy Corp	3.050	08/15/22	295,092
300,000	Duke Energy Corp	3.950	10/15/23	303,272
1,375,000	Duke Energy Corp	2.650	09/01/26	1,237,977
300,000	Duke Energy Corp	4.800	12/15/45	313,584
2,000,000	Duke Energy Corp	3.750	09/01/46	1,770,403
1,200,000	Duke Energy Florida LLC	3.200	01/15/27	1,154,048
300,000	Duke Energy Florida LLC	3.800	07/15/28	301,570
500,000	Duke Energy Florida LLC	3.400	10/01/46	438,097
300,000	Duke Energy Florida LLC	4.200	07/15/48	302,023
300,000	Duke Energy Indiana LLC	3.750	05/15/46	283,220
200,000	Duke Energy Indiana, Inc	4.900	07/15/43	223,532
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	184,011
300,000	Duke Energy Progress LLC	3.250	08/15/25	292,954
300,000	Duke Energy Progress LLC	4.200	08/15/45	300,285
500,000	Duke Energy Progress LLC	3.700	10/15/46	459,763
200,000	Duke Energy Progress LLC	3.600	09/15/47	182,705
400,000	Duke Energy Progress, Inc	4.375	03/30/44	413,878
500,000	Duke Energy Progress, Inc	4.150	12/01/44	493,038
116

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Edison International	2.125%	04/15/20	$196,089
200,000	Edison International	2.400	09/15/22	190,593
200,000	Edison International	2.950	03/15/23	192,071
300,000	Edison International	4.125	03/15/28	295,264
200,000	El Paso Electric Co	5.000	12/01/44	205,565
300,000	Emera US Finance LP	2.700	06/15/21	291,971
800,000	Emera US Finance LP	3.550	06/15/26	752,992
300,000	Emera US Finance LP	4.750	06/15/46	295,182
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	49,689
125,000	Entergy Arkansas, Inc	3.750	02/15/21	126,534
175,000	Entergy Arkansas, Inc	3.700	06/01/24	176,569
600,000	Entergy Arkansas, Inc	3.500	04/01/26	593,081
200,000	Entergy Corp	5.125	09/15/20	206,352
200,000	Entergy Corp	4.000	07/15/22	202,432
300,000	Entergy Corp	2.950	09/01/26	273,917
200,000	Entergy Louisiana LLC	4.050	09/01/23	204,076
200,000	Entergy Louisiana LLC	2.400	10/01/26	181,340
200,000	Entergy Louisiana LLC	3.120	09/01/27	189,756
1,500,000	Entergy Louisiana LLC	4.000	03/15/33	1,500,545
300,000	Entergy Louisiana LLC	4.950	01/15/45	303,194
500,000	Eversource Energy	2.500	03/15/21	489,757
300,000	Eversource Energy	2.750	03/15/22	292,449
300,000	Eversource Energy	2.900	10/01/24	284,630
200,000	Eversource Energy	3.300	01/15/28	188,833
825,000	Exelon Corp	2.850	06/15/20	817,624
1,122,000	Exelon Corp	2.450	04/15/21	1,090,332
1,000,000	Exelon Corp	3.497	06/01/22	989,170
300,000	Exelon Corp	3.950	06/15/25	298,102
200,000	Exelon Corp	3.400	04/15/26	189,890
500,000	Exelon Corp	4.950	06/15/35	526,042
200,000	Exelon Corp	4.450	04/15/46	194,151
150,000	Exelon Generation Co LLC	3.400	03/15/22	148,966
200,000	Exelon Generation Co LLC	4.250	06/15/22	204,655
371,000	Exelon Generation Co LLC	5.600	06/15/42	372,764
500,000	FirstEnergy Corp	2.850	07/15/22	484,415
1,750,000	FirstEnergy Corp	3.900	07/15/27	1,697,052
1,250,000	FirstEnergy Corp	4.850	07/15/47	1,277,068
400,000	Florida Power & Light Co	2.750	06/01/23	390,444
500,000	Florida Power & Light Co	3.250	06/01/24	495,822
907,000	Florida Power & Light Co	3.125	12/01/25	884,676
400,000	Florida Power & Light Co	5.250	02/01/41	461,146
100,000	Florida Power & Light Co	4.125	02/01/42	100,935
200,000	Florida Power & Light Co	4.050	06/01/42	199,818
450,000	Florida Power & Light Co	3.800	12/15/42	440,306
400,000	Florida Power & Light Co	4.050	10/01/44	404,481
500,000	Florida Power & Light Co	3.700	12/01/47	469,901
1,250,000	Florida Power & Light Co	3.950	03/01/48	1,225,304
500,000	Florida Power & Light Co	4.125	06/01/48	504,952
1,200,000	Florida Power Corp	3.100	08/15/21	1,200,689
165,000	Florida Power Corp	6.400	06/15/38	212,999
300,000	Florida Power Corp	3.850	11/15/42	285,922
175,000	Fortis, Inc	2.100	10/04/21	166,977
117

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$675,000		Fortis, Inc	3.055%	10/04/26	$614,775
2,500,000		Georgia Power Co	2.000	09/08/20	2,442,002
100,000		Georgia Power Co	3.250	04/01/26	95,455
700,000		Georgia Power Co	3.250	03/30/27	662,384
700,000		Georgia Power Co	4.300	03/15/43	698,106
200,000		Great Plains Energy, Inc	4.850	06/01/21	205,294
200,000		Gulf Power Co	3.300	05/30/27	192,419
500,000		Indiana Michigan Power Co	3.850	05/15/28	501,087
225,000		Indiana Michigan Power Co	4.550	03/15/46	232,929
100,000		Indiana Michigan Power Co	3.750	07/01/47	93,451
500,000		Interstate Power & Light Co	3.250	12/01/24	487,141
100,000		Interstate Power & Light Co	6.250	07/15/39	128,194
100,000		Interstate Power & Light Co	3.700	09/15/46	92,747
300,000		ITC Holdings Corp	2.700	11/15/22	288,819
300,000		ITC Holdings Corp	3.650	06/15/24	296,046
100,000		ITC Holdings Corp	3.250	06/30/26	93,908
700,000		ITC Holdings Corp	3.350	11/15/27	656,217
200,000		Kansas City Power & Light Co	3.650	08/15/25	197,489
100,000		Kansas City Power & Light Co	5.300	10/01/41	112,641
650,000		Kansas City Power & Light Co	4.200	06/15/47	638,445
100,000		Kansas City Power & Light Co	4.200	03/15/48	98,211
20,000	g	Kansas Gas & Electric	6.700	06/15/19	20,700
250,000		KeySpan Corp	5.803	04/01/35	295,689
320,000		LG&E and KU Energy LLC	3.750	11/15/20	322,355
225,000		Louisville Gas & Electric Co	3.300	10/01/25	220,348
300,000		MidAmerican Energy Co	3.500	10/15/24	301,168
1,500,000		MidAmerican Energy Co	3.100	05/01/27	1,442,972
200,000		MidAmerican Energy Co	4.800	09/15/43	219,697
200,000		MidAmerican Energy Co	4.400	10/15/44	205,995
200,000		MidAmerican Energy Co	4.250	05/01/46	202,745
500,000		MidAmerican Energy Co	3.950	08/01/47	487,200
1,000,000		MidAmerican Energy Co	3.650	08/01/48	928,641
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,262,912
500,000		Mississippi Power Co	3.950	03/30/28	494,896
750,000		Mississippi Power Co	4.250	03/15/42	718,542
100,000		National Fuel Gas Co	4.900	12/01/21	103,029
200,000		National Fuel Gas Co	3.750	03/01/23	197,049
300,000		National Fuel Gas Co	5.200	07/15/25	308,173
200,000		National Fuel Gas Co	3.950	09/15/27	189,806
500,000		Nevada Power Co	2.750	04/15/20	499,314
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	99,497
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	513,589
300,000		NextEra Energy Capital Holdings, Inc	2.800	01/15/23	289,913
750,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	720,649
150,000		NiSource Finance Corp	2.650	11/17/22	144,944
800,000		NiSource Finance Corp	3.490	05/15/27	765,743
100,000		NiSource Finance Corp	5.950	06/15/41	116,638
200,000		NiSource Finance Corp	5.250	02/15/43	221,164
150,000		NiSource Finance Corp	4.800	02/15/44	155,620
815,000		NiSource Finance Corp	5.650	02/01/45	929,796
200,000		NiSource Finance Corp	3.950	03/30/48	184,790
500,000	g	NiSource, Inc	3.650	06/15/23	499,316
300,000		Northeast Utilities	2.800	05/01/23	289,062
118

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Northern States Power Co	2.200%	08/15/20	$789,157
150,000	Northern States Power Co	2.150	08/15/22	143,332
300,000	Northern States Power Co	2.600	05/15/23	289,378
425,000	Northern States Power Co	5.350	11/01/39	495,564
200,000	Northern States Power Co	3.400	08/15/42	180,770
150,000	Northern States Power Co	4.000	08/15/45	147,604
175,000	Northern States Power Co	3.600	05/15/46	160,004
1,550,000	Northern States Power Co	3.600	09/15/47	1,427,570
200,000	NorthWestern Corp	4.176	11/15/44	199,734
200,000	NSTAR Electric Co	2.375	10/15/22	192,020
1,300,000	NSTAR Electric Co	3.200	05/15/27	1,246,306
500,000	Oglethorpe Power Corp	5.250	09/01/50	546,620
600,000	Ohio Power Co	5.375	10/01/21	638,978
500,000	Ohio Power Co	4.150	04/01/48	502,408
200,000	Oklahoma Gas & Electric Co	4.150	04/01/47	200,312
200,000	Oklahoma Gas & Electric Co	3.850	08/15/47	193,313
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	153,690
400,000	Oncor Electric Delivery Co LLC	2.950	04/01/25	383,648
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	94,883
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	115,771
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	584,095
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	172,945
300,000	Oncor Electric Delivery Co LLC	3.750	04/01/45	284,174
400,000	Oncor Electric Delivery Co LLC	3.800	09/30/47	381,864
400,000	ONEOK Partners LP	3.375	10/01/22	394,079
200,000	ONEOK Partners LP	5.000	09/15/23	207,716
700,000	ONEOK Partners LP	4.900	03/15/25	722,564
130,000	ONEOK Partners LP	6.650	10/01/36	151,388
250,000	ONEOK Partners LP	6.850	10/15/37	296,859
100,000	ONEOK Partners LP	6.125	02/01/41	109,445
750,000	Pacific Gas & Electric Co	3.500	10/01/20	742,328
400,000	Pacific Gas & Electric Co	3.250	06/15/23	381,798
175,000	Pacific Gas & Electric Co	3.850	11/15/23	172,483
200,000	Pacific Gas & Electric Co	3.750	02/15/24	192,880
500,000	Pacific Gas & Electric Co	3.400	08/15/24	467,174
900,000	Pacific Gas & Electric Co	3.500	06/15/25	839,610
1,200,000	Pacific Gas & Electric Co	3.300	03/15/27	1,084,200
300,000	Pacific Gas & Electric Co	3.300	12/01/27	269,276
420,000	Pacific Gas & Electric Co	6.050	03/01/34	453,545
600,000	Pacific Gas & Electric Co	5.400	01/15/40	610,200
150,000	Pacific Gas & Electric Co	3.750	08/15/42	123,659
400,000	Pacific Gas & Electric Co	4.600	06/15/43	369,440
200,000	Pacific Gas & Electric Co	5.125	11/15/43	196,860
300,000	Pacific Gas & Electric Co	4.750	02/15/44	284,370
300,000	Pacific Gas & Electric Co	4.300	03/15/45	269,760
200,000	Pacific Gas & Electric Co	4.250	03/15/46	177,708
600,000	Pacific Gas & Electric Co	4.000	12/01/46	517,080
800,000	Pacific Gas & Electric Co	3.950	12/01/47	683,786
250,000	PacifiCorp	2.950	02/01/22	247,335
200,000	PacifiCorp	2.950	06/01/23	195,971
300,000	PacifiCorp	3.600	04/01/24	302,429
850,000	PacifiCorp	6.000	01/15/39	1,059,885
119

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	PECO Energy Co	1.700%	09/15/21	$190,686
150,000	PECO Energy Co	2.375	09/15/22	144,805
200,000	PECO Energy Co	3.150	10/15/25	193,952
200,000	PECO Energy Co	4.150	10/01/44	200,844
200,000	PECO Energy Co	3.700	09/15/47	187,893
1,000,000	PECO Energy Co	3.900	03/01/48	967,824
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	212,848
200,000	Pinnacle West Capital Corp	2.250	11/30/20	195,178
200,000	Potomac Electric Power Co	3.600	03/15/24	200,120
900,000	Potomac Electric Power Co	4.150	03/15/43	907,047
300,000	PPL Capital Funding, Inc	4.200	06/15/22	304,527
200,000	PPL Capital Funding, Inc	3.500	12/01/22	198,944
400,000	PPL Capital Funding, Inc	3.400	06/01/23	393,282
1,100,000	PPL Capital Funding, Inc	3.950	03/15/24	1,107,124
175,000	PPL Capital Funding, Inc	3.100	05/15/26	162,397
700,000	PPL Capital Funding, Inc	4.000	09/15/47	639,451
300,000	PPL Electric Utilities Corp	4.750	07/15/43	325,695
200,000	PPL Electric Utilities Corp	4.125	06/15/44	199,412
275,000	PPL Electric Utilities Corp	4.150	10/01/45	274,765
500,000	PPL Electric Utilities Corp	3.950	06/01/47	487,028
200,000	PPL Electric Utilities Corp	4.150	06/15/48	202,200
300,000	Progress Energy, Inc	3.150	04/01/22	295,945
900,000	Progress Energy, Inc	7.750	03/01/31	1,197,524
500,000	PSEG Power LLC	3.000	06/15/21	494,379
250,000	PSEG Power LLC	3.850	06/01/23	248,769
150,000	Public Service Co of Colorado	2.250	09/15/22	143,554
250,000	Public Service Co of Colorado	3.700	06/15/28	251,079
150,000	Public Service Co of Colorado	3.600	09/15/42	141,660
100,000	Public Service Co of Colorado	4.300	03/15/44	102,090
200,000	Public Service Co of Colorado	3.800	06/15/47	189,768
100,000	Public Service Co of Colorado	4.100	06/15/48	100,447
100,000	Public Service Electric & Gas Co	1.900	03/15/21	96,703
300,000	Public Service Electric & Gas Co	2.250	09/15/26	270,940
1,450,000	Public Service Electric & Gas Co	3.000	05/15/27	1,372,028
250,000	Public Service Electric & Gas Co	3.700	05/01/28	250,524
200,000	Public Service Electric & Gas Co	3.950	05/01/42	195,893
100,000	Public Service Electric & Gas Co	3.650	09/01/42	95,668
200,000	Public Service Electric & Gas Co	3.800	01/01/43	194,769
600,000	Public Service Electric & Gas Co	3.800	03/01/46	576,322
200,000	Public Service Electric & Gas Co	3.600	12/01/47	183,948
250,000	Public Service Electric & Gas Co	4.050	05/01/48	250,469
200,000	Public Service Enterprise Group, Inc	1.600	11/15/19	195,601
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	475,471
500,000	Public Service Enterprise Group, Inc	2.650	11/15/22	481,194
1,585,000	Puget Energy, Inc	3.650	05/15/25	1,542,056
250,000	Puget Sound Energy, Inc	5.757	10/01/39	302,828
200,000	Puget Sound Energy, Inc	4.300	05/20/45	204,660
300,000	Puget Sound Energy, Inc	4.223	06/15/48	304,515
150,000	San Diego Gas & Electric Co	3.000	08/15/21	149,171
400,000	San Diego Gas & Electric Co	3.600	09/01/23	402,328
800,000	San Diego Gas & Electric Co	2.500	05/15/26	735,666
300,000	San Diego Gas & Electric Co	3.750	06/01/47	288,307
300,000	San Diego Gas & Electric Co	4.150	05/15/48	300,602
120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Scottish Power Ltd	5.810%	03/15/25	$273,941
100,000	Sempra Energy	1.625	10/07/19	98,111
200,000	Sempra Energy	2.400	02/01/20	197,576
200,000	Sempra Energy	2.850	11/15/20	197,171
150,000	Sempra Energy	2.875	10/01/22	145,293
500,000	Sempra Energy	2.900	02/01/23	485,235
500,000	Sempra Energy	4.050	12/01/23	506,145
200,000	Sempra Energy	3.550	06/15/24	195,791
200,000	Sempra Energy	3.750	11/15/25	197,250
1,300,000	Sempra Energy	3.250	06/15/27	1,210,803
500,000	Sempra Energy	3.400	02/01/28	468,897
500,000	Sempra Energy	3.800	02/01/38	453,659
260,000	Sempra Energy	6.000	10/15/39	307,981
500,000	Sempra Energy	4.000	02/01/48	448,999
1,869,000	Sierra Pacific Power Co	2.600	05/01/26	1,725,977
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	53,120
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	135,138
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	237,133
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	293,841
1,000,000	South Carolina Electric & Gas Co	4.100	06/15/46	908,476
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	182,160
500,000	Southern California Edison Co	2.900	03/01/21	496,754
280,000	Southern California Edison Co	3.875	06/01/21	284,347
500,000	Southern California Edison Co	2.400	02/01/22	483,089
100,000	Southern California Edison Co	3.400	06/01/23	99,605
400,000	Southern California Edison Co	3.500	10/01/23	399,082
750,000	Southern California Edison Co	3.650	03/01/28	732,254
185,000	Southern California Edison Co	6.050	03/15/39	221,498
300,000	Southern California Edison Co	4.500	09/01/40	301,212
200,000	Southern California Edison Co	4.050	03/15/42	187,568
500,000	Southern California Edison Co	3.900	03/15/43	463,407
500,000	Southern California Edison Co	4.650	10/01/43	512,004
450,000	Southern California Edison Co	3.600	02/01/45	391,484
1,062,000	Southern California Edison Co	4.000	04/01/47	990,911
850,000	Southern California Edison Co	4.125	03/01/48	803,518
200,000	Southern California Gas Co	3.150	09/15/24	195,923
200,000	Southern California Gas Co	3.200	06/15/25	195,931
200,000	Southern California Gas Co	2.600	06/15/26	185,127
150,000	Southern California Gas Co	3.750	09/15/42	142,237
500,000	Southern California Gas Co	4.125	06/01/48	500,570
400,000	Southern Co	1.850	07/01/19	396,025
300,000	Southern Co	2.750	06/15/20	297,409
400,000	Southern Co	2.350	07/01/21	387,435
400,000	Southern Co	2.950	07/01/23	385,707
1,400,000	Southern Co	3.250	07/01/26	1,313,685
400,000	Southern Co	4.250	07/01/36	392,695
400,000	Southern Co	4.400	07/01/46	390,187
300,000	Southern Co	5.500	03/15/57	308,922
200,000	Southern Co Gas Capital Corp	2.450	10/01/23	187,993
100,000	Southern Co Gas Capital Corp	3.950	10/01/46	91,881
200,000	Southern Co Gas Capital Corp	4.400	05/30/47	197,694
550,000	Southern Natural Gas Co	4.400	06/15/21	561,806
121

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Southern Power Co	1.950%	12/15/19	$294,905
500,000		Southern Power Co	2.375	06/01/20	492,340
300,000		Southern Power Co	2.500	12/15/21	291,478
200,000		Southern Power Co	4.150	12/01/25	200,248
300,000		Southern Power Co	4.950	12/15/46	301,446
150,000		Southwest Gas Corp	3.700	04/01/28	149,501
100,000		Southwest Gas Corp	3.800	09/29/46	94,411
500,000		Southwestern Electric Power Co	2.750	10/01/26	458,759
400,000		Southwestern Electric Power Co	6.200	03/15/40	494,249
750,000		Southwestern Electric Power Co	3.850	02/01/48	692,518
600,000		Southwestern Public Service Co	4.500	08/15/41	623,329
300,000		Southwestern Public Service Co	3.400	08/15/46	264,669
225,000		Southwestern Public Service Co	3.700	08/15/47	206,976
100,000		Tampa Electric Co	4.100	06/15/42	96,476
175,000		Tampa Electric Co	4.350	05/15/44	176,669
200,000		Tampa Electric Co	4.300	06/15/48	197,802
300,000		TC PipeLines LP	4.375	03/13/25	296,592
200,000		TC PipeLines LP	3.900	05/25/27	187,976
200,000		TECO Finance, Inc	5.150	03/15/20	205,462
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	234,253
12,000		Toledo Edison Co	7.250	05/01/20	12,805
300,000		Toledo Edison Co	6.150	05/15/37	365,513
300,000		TransAlta Corp	4.500	11/15/22	298,500
500,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	608,061
500,000	g	Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	485,736
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	118,143
250,000	g	Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	240,249
200,000		Tucson Electric Power Co	3.050	03/15/25	190,088
300,000		Union Electric Co	3.500	04/15/24	299,544
200,000		Union Electric Co	2.950	06/15/27	188,634
100,000		Union Electric Co	8.450	03/15/39	150,157
100,000		Union Electric Co	3.900	09/15/42	97,247
100,000		Union Electric Co	3.650	04/15/45	93,189
200,000		Union Electric Co	4.000	04/01/48	195,961
100,000		United Utilities plc	6.875	08/15/28	116,849
825,000		Virginia Electric & Power Co	3.150	01/15/26	791,754
900,000		Virginia Electric & Power Co	2.950	11/15/26	842,130
3,000,000		Virginia Electric & Power Co	3.800	04/01/28	2,981,361
1,100,000		Virginia Electric & Power Co	4.000	11/15/46	1,056,979
700,000		Virginia Electric & Power Co	3.800	09/15/47	637,954
409,000		Virginia Electric and Power Co	2.750	03/15/23	396,353
500,000		Virginia Electric and Power Co	3.450	02/15/24	495,955
250,000		Virginia Electric and Power Co	4.650	08/15/43	260,544
400,000		Virginia Electric and Power Co	4.450	02/15/44	406,360
200,000		Virginia Electric and Power Co	4.200	05/15/45	196,660
200,000		Washington Gas Light Co	3.796	09/15/46	187,090
200,000		WEC Energy Group, Inc	2.450	06/15/20	197,112
200,000		WEC Energy Group, Inc	3.375	06/15/21	200,553
1,520,000		WEC Energy Group, Inc	3.550	06/15/25	1,492,161
100,000		Westar Energy, Inc	2.550	07/01/26	92,324
500,000		Westar Energy, Inc	4.125	03/01/42	498,258
175,000		Westar Energy, Inc	4.100	04/01/43	174,379
200,000		Wisconsin Electric Power Co	5.625	05/15/33	234,135
122

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$325,000		Wisconsin Power & Light Co	3.050%	10/15/27	$306,752
200,000		Wisconsin Public Service Corp	4.752	11/01/44	216,041
100,000		Xcel Energy, Inc	4.700	05/15/20	102,147
300,000		Xcel Energy, Inc	2.400	03/15/21	293,114
300,000		Xcel Energy, Inc	2.600	03/15/22	291,443
100,000		Xcel Energy, Inc	3.350	12/01/26	95,971
300,000		Xcel Energy, Inc	4.000	06/15/28	299,842
		TOTAL UTILITIES			193,820,376

		TOTAL CORPORATE BONDS			2,614,487,211
		(Cost $2,680,329,328)

GOVERNMENT BONDS - 71.3%

AGENCY SECURITIES - 1.8%
4,000,000		Federal Farm Credit Bank (FFCB)	2.375	03/27/20	3,987,664
1,145,000		FFCB	3.500	12/20/23	1,179,601
10,000,000		Federal Home Loan Bank (FHLB)	1.625	06/14/19	9,927,420
6,000,000		FHLB	2.125	02/11/20	5,961,564
16,000,000		FHLB	1.875	03/13/20	15,818,048
5,000,000		FHLB	2.625	05/28/20	5,001,180
23,000,000		FHLB	1.125	07/14/21	21,991,427
4,500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.250	08/01/19	4,443,629
5,500,000		FHLMC	1.875	11/17/20	5,398,366
6,000,000		FHLMC	2.375	02/16/21	5,953,614
25,500,000		FHLMC	2.375	01/13/22	25,160,289
2,000,000		FHLMC	2.750	06/19/23	1,991,908
8,000,000		Federal National Mortgage Association (FNMA)	1.625	11/27/18	7,984,120
2,550,000		FNMA	0.875	08/02/19	2,507,616
11,000,000	j	FNMA	0.000	10/09/19	10,649,540
1,500,000		FNMA	1.750	11/26/19	1,485,205
7,000,000		FNMA	1.500	11/30/20	6,812,869
2,310,000	i	FNMA	2.301	09/25/22	2,237,668
1,000,000		FNMA	2.000	10/05/22	967,507
10,000,000		FNMA	2.375	01/19/23	9,817,770
13,700,000		FNMA	2.625	09/06/24	13,467,333
5,000,000		FNMA	6.625	11/15/30	6,726,660
1,000,000		FNMA	5.625	07/15/37	1,331,350
815,000		Financing Corp	10.350	08/03/18	821,582
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,890,099
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	497,793
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,288,246
1,000,000		Iraq Government AID Bond	2.149	01/18/22	979,985
800,000		Israel Government AID Bond	5.500	09/18/23	900,216
300,000		Israel Government AID Bond	5.500	04/26/24	340,739
375,000		Private Export Funding Corp (PEFCO)	1.450	08/15/19	370,649
550,000		PEFCO	2.250	03/15/20	546,178
200,000		PEFCO	2.300	09/15/20	197,581
400,000		PEFCO	2.050	11/15/22	386,625
200,000		PEFCO	3.250	06/15/25	201,690
123

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$175,000	Tunisia Government AID Bonds	1.416%	08/05/21	$168,131
250,000	Ukraine Government AID Bonds	1.844	05/16/19	248,605
500,000	Ukraine Government AID Bonds	1.847	05/29/20	492,771
	TOTAL AGENCY SECURITIES			180,133,238

FOREIGN GOVERNMENT BONDS - 3.9%
900,000	African Development Bank	1.625	10/02/18	898,627
500,000	African Development Bank	1.000	11/02/18	497,907
500,000	African Development Bank	1.375	02/12/20	489,930
1,800,000	African Development Bank	1.875	03/16/20	1,776,066
850,000	African Development Bank	2.625	03/22/21	846,413
500,000	African Development Bank	1.250	07/26/21	476,823
450,000	African Development Bank	2.375	09/23/21	443,090
500,000	African Development Bank	2.125	11/16/22	483,433
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,382,396
400,000	Asian Development Bank	0.875	10/05/18	398,668
500,000	Asian Development Bank	1.375	01/15/19	497,374
1,000,000	Asian Development Bank	1.875	04/12/19	995,747
500,000	Asian Development Bank	1.750	01/10/20	493,574
500,000	Asian Development Bank	1.500	01/22/20	491,606
3,000,000	Asian Development Bank	1.375	03/23/20	2,935,827
1,000,000	Asian Development Bank	1.625	08/26/20	977,789
1,000,000	Asian Development Bank	2.250	01/20/21	987,499
2,000,000	Asian Development Bank	1.625	03/16/21	1,940,278
4,000,000	Asian Development Bank	1.750	06/08/21	3,882,657
1,000,000	Asian Development Bank	2.125	11/24/21	977,072
600,000	Asian Development Bank	1.875	02/18/22	579,669
500,000	Asian Development Bank	1.875	08/10/22	480,844
750,000	Asian Development Bank	1.750	09/13/22	716,252
3,000,000	Asian Development Bank	2.750	03/17/23	2,979,590
500,000	Asian Development Bank	2.000	01/22/25	471,081
1,500,000	Asian Development Bank	2.000	04/24/26	1,395,506
1,000,000	Asian Development Bank	2.625	01/12/27	970,079
500,000	Asian Development Bank	2.375	08/10/27	474,769
500,000	Asian Development Bank	2.500	11/02/27	479,266
1,000,000	Asian Development Bank	2.750	01/19/28	976,798
75,000	Asian Development Bank	5.820	06/16/28	90,530
1,000,000	Canada Government International Bond	1.625	02/27/19	995,211
2,000,000	Canada Government International Bond	2.000	11/15/22	1,932,366
3,715,000	Chile Government International Bond	3.240	02/06/28	3,545,967
48,000	Chile Government International Bond	3.625	10/30/42	44,760
756,000	Chile Government International Bond	3.860	06/21/47	716,310
450,000	Colombia Government International Bond	7.375	03/18/19	463,500
1,900,000	Colombia Government International Bond	4.375	07/12/21	1,938,950
600,000	Colombia Government International Bond	2.625	03/15/23	569,400
2,250,000	Colombia Government International Bond	4.000	02/26/24	2,247,750
2,500,000	Colombia Government International Bond	3.875	04/25/27	2,417,500
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,400,000
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,221,875
2,800,000	Colombia Government International Bond	5.000	06/15/45	2,754,500
500,000	Corp Andina de Fomento	2.000	05/10/19	495,960
500,000	Corp Andina de Fomento	2.200	07/18/20	490,350
500,000	Corp Andina de Fomento	2.125	09/27/21	481,170
124

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$527,000	Corp Andina de Fomento	4.375%	06/15/22	$545,176
750,000	Corp Andina de Fomento	2.750	01/06/23	725,602
500,000	Council of Europe Development Bank	1.500	05/17/19	495,740
300,000	Council of Europe Development Bank	1.875	01/27/20	296,426
1,000,000	Council of Europe Development Bank	1.625	03/16/21	969,045
1,000,000	Council of Europe Development Bank	2.625	02/13/23	986,445
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	496,610
3,600,000	European Bank for Reconstruction & Development	1.750	11/26/19	3,559,356
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,275,314
2,000,000	European Bank for Reconstruction & Development	2.750	04/26/21	1,995,964
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	717,731
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	482,527
1,500,000	European Bank for Reconstruction & Development	2.750	03/07/23	1,489,509
2,000,000	European Investment Bank	1.125	08/15/18	1,997,780
1,000,000	European Investment Bank	1.875	03/15/19	996,326
5,000,000	European Investment Bank	1.250	05/15/19	4,948,199
1,500,000	European Investment Bank	1.375	06/15/20	1,462,679
1,000,000	European Investment Bank	1.625	08/14/20	978,030
3,000,000	European Investment Bank	2.875	09/15/20	3,009,211
500,000	European Investment Bank	1.625	12/15/20	486,843
1,750,000	European Investment Bank	2.000	03/15/21	1,713,180
500,000	European Investment Bank	2.500	04/15/21	495,382
7,500,000	European Investment Bank	2.375	05/13/21	7,410,487
1,000,000	European Investment Bank	1.625	06/15/21	966,035
2,500,000	European Investment Bank	2.125	10/15/21	2,442,501
1,000,000	European Investment Bank	2.375	06/15/22	980,283
500,000	European Investment Bank	2.250	08/15/22	486,754
3,000,000	European Investment Bank	2.500	03/15/23	2,941,688
6,750,000	European Investment Bank	3.250	01/29/24	6,831,010
1,500,000	European Investment Bank	2.500	10/15/24	1,454,870
400,000	European Investment Bank	2.375	05/24/27	379,237
1,705,000	European Investment Bank	4.875	02/15/36	2,104,287
125,000	Export Development Canada	1.250	12/10/18	124,347
500,000	Export Development Canada	1.250	02/04/19	496,522
500,000	Export Development Canada	1.750	08/19/19	495,733
500,000	Export Development Canada	1.625	01/17/20	492,323
200,000	Export Development Canada	1.625	06/01/20	195,926
500,000	Export Development Canada	1.750	07/21/20	490,712
750,000	Export Development Canada	2.000	11/30/20	737,013
300,000	Export Development Canada	1.500	05/26/21	288,936
500,000	Export Development Canada	1.375	10/21/21	476,796
500,000	Export Development Canada	2.000	05/17/22	483,224
1,000,000	Export Development Canada	2.500	01/24/23	982,274
1,000,000	Export Development Canada	2.750	03/15/23	992,537
400,000	Export-Import Bank of Korea	2.875	09/17/18	399,970
500,000	Export-Import Bank of Korea	1.750	05/26/19	494,391
300,000	Export-Import Bank of Korea	1.500	10/21/19	293,944
775,000	Export-Import Bank of Korea	5.125	06/29/20	800,931
750,000	Export-Import Bank of Korea	2.500	11/01/20	734,965
200,000	Export-Import Bank of Korea	2.125	02/11/21	192,958
250,000	Export-Import Bank of Korea	2.500	05/10/21	242,948
300,000	Export-Import Bank of Korea	1.875	10/21/21	283,829
125

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Export-Import Bank of Korea	5.000%	04/11/22	$313,815
500,000	Export-Import Bank of Korea	3.000	11/01/22	486,264
500,000	Export-Import Bank of Korea	4.000	01/14/24	503,738
750,000	Export-Import Bank of Korea	2.875	01/21/25	706,006
250,000	Export-Import Bank of Korea	3.250	11/10/25	239,290
500,000	Export-Import Bank of Korea	2.625	05/26/26	456,380
500,000	Export-Import Bank of Korea	3.250	08/12/26	477,066
300,000	Export-Import Bank of Korea	2.375	04/21/27	265,589
100,000	Finland Government International Bond	6.950	02/15/26	122,288
1,000,000	FMS Wertmanagement AoeR	1.250	07/30/18	999,280
450,000	FMS Wertmanagement AoeR	1.000	08/16/19	442,239
750,000	FMS Wertmanagement AoeR	1.750	01/24/20	739,933
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	479,697
1,000,000	FMS Wertmanagement AoeR	2.000	08/01/22	965,272
4,500,000	Hungary Government International Bond	5.750	11/22/23	4,842,009
750,000	Hungary Government International Bond	7.625	03/29/41	1,020,608
1,270,000	Hydro Quebec	9.400	02/01/21	1,465,089
200,000	Hydro Quebec	8.500	12/01/29	288,951
750,000	Indonesia Government International Bond	2.950	01/11/23	711,630
750,000	Indonesia Government International Bond	3.500	01/11/28	692,772
875,000	Indonesia Government International Bond	4.350	01/11/48	782,418
3,000,000	Inter-American Development Bank	1.750	08/24/18	2,998,209
2,000,000	Inter-American Development Bank	1.125	08/28/18	1,996,832
750,000	Inter-American Development Bank	1.500	09/25/18	748,415
500,000	Inter-American Development Bank	1.000	05/13/19	493,501
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,122,418
3,000,000	Inter-American Development Bank	1.750	10/15/19	2,969,910
3,350,000	Inter-American Development Bank	1.375	07/15/20	3,267,587
5,000,000	Inter-American Development Bank	2.625	04/19/21	4,975,625
500,000	Inter-American Development Bank	2.125	01/18/22	489,378
3,000,000	Inter-American Development Bank	2.500	01/18/23	2,953,059
500,000	Inter-American Development Bank	2.125	01/15/25	477,192
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,395,012
1,000,000	Inter-American Development Bank	2.375	07/07/27	949,315
1,450,000	Inter-American Development Bank	3.200	08/07/42	1,442,863
300,000	Inter-American Development Bank	4.375	01/24/44	358,370
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	997,067
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,494,932
5,750,000	International Bank for Reconstruction & Development	1.250	07/26/19	5,675,998
3,500,000	International Bank for Reconstruction & Development	1.875	10/07/19	3,470,390
2,000,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,973,140
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	968,450
1,800,000	International Bank for Reconstruction & Development	1.625	09/04/20	1,760,274
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,641,475
126

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$5,000,000	International Bank for Reconstruction & Development	1.375%	05/24/21	$4,809,675
1,500,000	International Bank for Reconstruction & Development	2.000	01/26/22	1,457,742
5,400,000	International Bank for Reconstruction & Development	7.625	01/19/23	6,471,700
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	484,047
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,557,187
1,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,454,331
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,017,362
2,000,000	International Finance Corp	1.750	09/04/18	1,997,913
175,000	International Finance Corp	1.250	11/27/18	174,319
1,000,000	International Finance Corp	1.750	09/16/19	990,755
1,000,000	International Finance Corp	1.750	03/30/20	984,837
2,750,000	International Finance Corp	1.625	07/16/20	2,692,752
500,000	International Finance Corp	2.000	10/24/22	482,397
400,000	Israel Government International Bond	5.125	03/26/19	405,706
705,000	Israel Government International Bond	4.000	06/30/22	723,013
300,000	Israel Government International Bond	3.150	06/30/23	296,357
1,000,000	Israel Government International Bond	2.875	03/16/26	948,466
500,000	Israel Government International Bond	4.500	01/30/43	503,211
1,374,000	Italian Republic	5.375	06/15/33	1,489,177
500,000	Italy Government International Bond	6.875	09/27/23	552,665
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,049,507
1,000,000	Japan Bank for International Cooperation	2.250	02/24/20	990,193
300,000	Japan Bank for International Cooperation	2.125	06/01/20	295,322
1,350,000	Japan Bank for International Cooperation	2.125	07/21/20	1,326,990
300,000	Japan Bank for International Cooperation	2.125	11/16/20	294,102
250,000	Japan Bank for International Cooperation	1.875	04/20/21	242,547
750,000	Japan Bank for International Cooperation	1.500	07/21/21	715,785
500,000	Japan Bank for International Cooperation	2.500	06/01/22	487,364
1,250,000	Japan Bank for International Cooperation	2.375	07/21/22	1,213,129
300,000	Japan Bank for International Cooperation	2.375	11/16/22	290,045
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,058,401
500,000	Japan Bank for International Cooperation	2.125	02/10/25	466,549
750,000	Japan Bank for International Cooperation	2.750	01/21/26	725,266
400,000	Japan Bank for International Cooperation	2.375	04/20/26	376,975
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,356,077
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	969,140
750,000	Japan Bank for International Cooperation	2.875	07/21/27	726,552
300,000	Japan Bank for International Cooperation	2.750	11/16/27	287,550
350,000	Japan International Cooperation Agency	2.125	10/20/26	320,473
500,000	Japan International Cooperation Agency	3.375	06/12/28	500,737
1,105,000	KFW	4.500	07/16/18	1,105,939
2,000,000	KFW	1.125	08/06/18	1,998,100
300,000	KFW	1.500	02/06/19	298,442
2,000,000	KFW	1.000	07/15/19	1,969,088
500,000	KFW	1.750	10/15/19	494,684
7,525,000	KFW	4.000	01/27/20	7,678,467
127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,650,000	KFW	1.750%	03/31/20	$3,592,589
6,750,000	KFW	1.875	06/30/20	6,641,728
1,000,000	KFW	2.750	10/01/20	1,000,406
1,500,000	KFW	1.875	11/30/20	1,469,414
1,000,000	KFW	1.875	12/15/20	979,279
4,000,000	KFW	2.625	04/12/21	3,980,427
1,500,000	KFW	1.500	06/15/21	1,444,056
1,600,000	KFW	2.625	01/25/22	1,586,236
2,750,000	KFW	2.000	10/04/22	2,652,971
2,000,000	KFW	2.500	11/20/24	1,941,952
7,000,000	KFW	2.000	05/02/25	6,561,970
400,000	Korea Development Bank	3.000	03/17/19	400,227
500,000	Korea Development Bank	2.500	03/11/20	493,260
300,000	Korea Development Bank	2.500	01/13/21	292,841
500,000	Korea Development Bank	2.625	02/27/22	484,047
200,000	Korea Development Bank	3.000	09/14/22	195,097
1,000,000	Korea Development Bank	3.375	03/12/23	985,347
500,000	Korea Development Bank	2.750	03/19/23	479,256
500,000	Korea Development Bank	3.750	01/22/24	500,153
200,000	Korea Development Bank	3.375	09/16/25	194,372
400,000	Korea Development Bank	3.000	01/13/26	377,605
500,000	Korea International Bond	2.750	01/19/27	470,540
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,458,538
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	973,593
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	971,755
2,900,000	Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	2,834,225
6,000,000	Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	5,925,544
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	497,303
2,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	1,969,527
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	470,596
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	721,880
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	908,469
1,125,000	Mexico Government International Bond	4.125	01/21/26	1,116,000
8,910,000	Mexico Government International Bond	4.150	03/28/27	8,771,895
2,931,000	Mexico Government International Bond	3.750	01/11/28	2,771,261
461,000	Mexico Government International Bond	6.750	09/27/34	540,523
730,000	Mexico Government International Bond	6.050	01/11/40	804,825
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,373,595
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,753,510
505,000	Mexico Government International Bond	4.600	01/23/46	464,600
500,000	Mexico Government International Bond	4.350	01/15/47	446,750
2,000,000	Mexico Government International Bond	4.600	02/10/48	1,840,000
950,000	Mexico Government International Bond	5.750	10/12/10	935,275
1,000,000	Nordic Investment Bank	2.250	02/01/21	987,270
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,455,039
2,300,000	North American Development Bank	2.400	10/26/22	2,218,589
250,000	Panama Government International Bond	4.000	09/22/24	251,875
1,000,000	Panama Government International Bond	3.750	03/16/25	987,500
300,000	Panama Government International Bond	7.125	01/29/26	359,283
1,000,000	Panama Government International Bond	3.875	03/17/28	982,500
692,000	Panama Government International Bond	6.700	01/26/36	847,700
750,000	Panama Government International Bond	4.500	05/15/47	727,500
128

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	Panama Government International Bond	4.500%	04/16/50	$1,443,750
700,000	Panama Government International Bond	4.300	04/29/53	652,750
520,000	Peruvian Government International Bond	7.125	03/30/19	536,380
925,000	Peruvian Government International Bond	7.350	07/21/25	1,127,113
2,100,000	Peruvian Government International Bond	4.125	08/25/27	2,147,250
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,372,250
700,000	Peruvian Government International Bond	5.625	11/18/50	812,875
225,000	Philippine Government International Bond	4.200	01/21/24	229,025
2,219,000	Philippine Government International Bond	3.000	02/01/28	2,048,630
4,083,000	Philippine Government International Bond	3.950	01/20/40	3,899,669
300,000	Philippine Government International Bond	3.700	03/01/41	275,342
3,793,000	Philippine Government International Bond	3.700	02/02/42	3,475,037
2,285,000	Poland Government International Bond	6.375	07/15/19	2,366,309
67,000	Poland Government International Bond	5.125	04/21/21	70,350
390,000	Poland Government International Bond	5.000	03/23/22	411,191
990,000	Poland Government International Bond	3.000	03/17/23	966,739
1,000,000	Poland Government International Bond	4.000	01/22/24	1,014,436
1,000,000	Poland Government International Bond	3.250	04/06/26	964,718
500,000	Province of Alberta Canada	1.900	12/06/19	494,280
2,500,000	Province of Alberta Canada	2.200	07/26/22	2,413,311
500,000	Province of Alberta Canada	3.300	03/15/28	498,876
200,000	Province of British Columbia Canada	2.650	09/22/21	198,154
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,729,268
500,000	Province of Manitoba Canada	1.750	05/30/19	495,972
500,000	Province of Manitoba Canada	2.050	11/30/20	489,744
1,300,000	Province of Manitoba Canada	3.050	05/14/24	1,286,103
500,000	Province of Manitoba Canada	2.125	06/22/26	456,444
500,000	Province of New Brunswick Canada	3.625	02/24/28	508,057
200,000	Province of Nova Scotia Canada	8.250	07/30/22	236,210
1,000,000	Province of Ontario Canada	2.000	01/30/19	997,460
300,000	Province of Ontario Canada	1.250	06/17/19	296,173
1,000,000	Province of Ontario Canada	1.650	09/27/19	987,925
4,530,000	Province of Ontario Canada	4.400	04/14/20	4,655,517
500,000	Province of Ontario Canada	2.550	02/12/21	494,983
2,000,000	Province of Ontario Canada	2.400	02/08/22	1,953,812
800,000	Province of Ontario Canada	2.450	06/29/22	779,889
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,496,267
1,000,000	Province of Ontario Canada	2.500	04/27/26	948,863
1,420,000	Province of Quebec Canada	3.500	07/29/20	1,439,908
3,100,000	Province of Quebec Canada	2.625	02/13/23	3,036,556
200,000	Province of Quebec Canada	7.125	02/09/24	239,216
500,000	Province of Quebec Canada	2.875	10/16/24	492,508
3,500,000	Province of Quebec Canada	2.500	04/20/26	3,327,474
500,000	Province of Quebec Canada	2.750	04/12/27	480,965
201,000	Province of Quebec Canada	7.500	09/15/29	275,541
100,000	Province of Saskatchewan Canada	8.500	07/15/22	119,162
800,000	Republic of Hungary	6.250	01/29/20	836,785
700,000	Republic of Korea	7.125	04/16/19	722,379
500,000	Republic of Korea	3.875	09/11/23	509,800
400,000	Republic of Korea	4.125	06/10/44	424,161
500,000	Svensk Exportkredit AB	1.250	04/12/19	495,153
500,000	Svensk Exportkredit AB	1.875	06/17/19	496,900
500,000	Svensk Exportkredit AB	1.750	05/18/20	490,697
129

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$200,000		Svensk Exportkredit AB		1.875%	06/23/20	$196,466
2,300,000		Svensk Exportkredit AB		1.750	08/28/20	2,248,395
500,000		Svensk Exportkredit AB		1.750	03/10/21	485,825
500,000		Svensk Exportkredit AB		2.875	05/22/21	499,947
500,000		Svensk Exportkredit AB		2.375	03/09/22	489,635
1,250,000		Svensk Exportkredit AB		2.875	03/14/23	1,242,827
200,343		Uruguay Government International Bond		4.500	08/14/24	205,031
2,700,000		Uruguay Government International Bond		4.375	10/27/27	2,733,750
500,000		Uruguay Government International Bond		4.125	11/20/45	447,500
1,313,907		Uruguay Government International Bond		5.100	06/18/50	1,291,571
1,125,000		Uruguay Government International Bond		4.975	04/20/55	1,091,250
		TOTAL FOREIGN GOVERNMENT BONDS				393,015,234

MORTGAGE BACKED - 28.1%
25,215	i	Federal Home Loan Mortgage Corp (FHLMC)	DSG1 + 2.250%	4.060	04/01/35	26,612
5,209	i	FHLMC	DSG1 + 2.125%	3.350	10/01/35	5,466
85,744	i	FHLMC	DSG1 + 2.255%	3.627	02/01/36	90,595
20,774	i	FHLMC	LIBOR 12 M + 1.796%	3.911	07/01/36	21,796
57,962	i	FHLMC	DSG1 + 2.241%	3.498	09/01/36	61,152
64,805	i	FHLMC	LIBOR 6 M + 1.595%	3.522	09/01/36	67,032
66,383	i	FHLMC	LIBOR 6 M + 1.793%	3.625	09/01/36	69,164
15,949	i	FHLMC	DSG1 + 2.250%	3.637	01/01/37	16,807
4,153	i	FHLMC	DSG1 + 2.250%	3.624	02/01/37	4,371
5,885	i	FHLMC	LIBOR 12 M + 1.765%	3.702	02/01/37	6,153
173,658	i	FHLMC	LIBOR 12 M + 1.798%	3.720	03/01/37	182,046
110,156	i	FHLMC	DSG1 + 2.250%	3.774	04/01/37	116,035
51,525	i	FHLMC	LIBOR 12 M + 1.703%	4.048	04/01/37	53,495
14,770	i	FHLMC	LIBOR 12 M + 1.325%	3.450	05/01/37	14,969
18,529	i	FHLMC	LIBOR 12 M + 2.111%	4.283	05/01/37	19,621
104,078	i	FHLMC	DSG1 + 2.275%	3.693	06/01/37	109,534
10,831	i	FHLMC	LIBOR 12 M + 1.750%	4.060	06/01/37	11,305
71,702	i	FHLMC	LIBOR 6 M + 1.457%	3.715	08/01/37	73,629
83,325	i	FHLMC	LIBOR 12 M + 0.905%	2.655	09/01/37	84,425
68,939	i	FHLMC	LIBOR 6 M + 1.405%	3.317	09/01/37	70,785
250	i	FHLMC	LIBOR 12 M + 1.795%	3.545	09/01/37	252
10,092	i	FHLMC	LIBOR 12 M + 2.058%	4.123	02/01/38	10,657
18,858	i	FHLMC	LIBOR 12 M + 1.756%	4.131	04/01/38	19,506
94,095	i	FHLMC	LIBOR 12 M + 2.055%	4.385	04/01/38	99,678
19,343	i	FHLMC	LIBOR 12 M + 2.004%	4.274	06/01/38	20,246
8,863	i	FHLMC	LIBOR 12 M + 1.625%	3.375	07/01/38	9,253
15,348	i	FHLMC	LIBOR 12 M + 1.861%	4.014	06/01/40	16,080
38,603	i	FHLMC	LIBOR 12 M + 1.880%	3.630	07/01/40	40,064
87,629	i	FHLMC	LIBOR 12 M + 1.883%	3.742	01/01/41	91,948
6,040	i	FHLMC	LIBOR 12 M + 1.880%	4.278	05/01/41	6,274
274,763	i	FHLMC	LIBOR 12 M + 1.866%	3.790	08/01/41	288,414
161,289	i	FHLMC	LIBOR 12 M + 1.750%	3.500	09/01/41	168,305
39,184	i	FHLMC	LIBOR 12 M + 1.860%	3.129	10/01/41	41,344
30,000,000	h	FHLMC		3.500	07/01/48	29,850,276
1,545		Federal Home Loan Mortgage Corp Gold (FGLMC)		4.500	09/01/18	1,557
10,611		FGLMC		4.500	01/01/19	10,688
1,455		FGLMC		4.000	05/01/19	1,493
9,656		FGLMC		4.500	05/01/19	9,727
130

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$26,835	FGLMC	4.500%	06/01/19	$27,032
12,425	FGLMC	4.000	10/01/19	12,747
4,707	FGLMC	5.500	11/01/19	4,752
71,934	FGLMC	4.500	12/01/19	72,461
7,489	FGLMC	4.500	01/01/20	7,550
13,957	FGLMC	4.500	02/01/20	14,059
3,495	FGLMC	4.500	02/01/20	3,521
7,434	FGLMC	5.000	05/01/20	7,472
37,660	FGLMC	5.000	05/01/20	37,851
4,029	FGLMC	4.500	07/01/20	4,059
21,909	FGLMC	5.000	07/01/20	22,028
1,025	FGLMC	7.000	10/01/20	1,044
3,282	FGLMC	5.000	12/01/20	3,340
113,475	FGLMC	4.000	05/01/21	116,413
50,200	FGLMC	4.500	06/01/21	50,650
84,048	FGLMC	4.500	06/01/21	85,262
41,630	FGLMC	5.000	07/01/21	41,952
7,481	FGLMC	5.500	07/01/21	7,658
1,013,612	FGLMC	3.000	12/01/21	1,016,666
6,040	FGLMC	5.000	10/01/22	6,257
4,882	FGLMC	6.000	11/01/22	5,072
46,318	FGLMC	5.000	04/01/23	47,731
3,103	FGLMC	4.500	05/01/23	3,204
42,946	FGLMC	5.000	05/01/23	45,375
11,162	FGLMC	5.000	10/01/23	11,603
6,747	FGLMC	5.500	10/01/23	7,205
10,197	FGLMC	5.000	11/01/23	10,773
20,663	FGLMC	5.000	03/01/24	21,831
4,752	FGLMC	4.500	04/01/24	4,910
2,146	FGLMC	4.500	05/01/24	2,217
15,660	FGLMC	4.500	06/01/24	16,180
138,112	FGLMC	4.000	07/01/24	142,003
57,009	FGLMC	4.000	07/01/24	58,612
20,737	FGLMC	5.500	07/01/24	21,481
127,502	FGLMC	4.000	08/01/24	130,972
20,914	FGLMC	4.500	09/01/24	21,608
9,999	FGLMC	4.500	09/01/24	10,332
5,531	FGLMC	4.500	09/01/24	5,715
5,980	FGLMC	5.500	09/01/24	6,386
166,366	FGLMC	4.000	10/01/24	171,053
5,169	FGLMC	4.500	10/01/24	5,341
22,924	FGLMC	4.500	10/01/24	23,871
4,277	FGLMC	4.500	11/01/24	4,419
16,553	FGLMC	4.500	12/01/24	17,106
9,018	FGLMC	4.500	02/01/25	9,200
235,841	FGLMC	4.000	03/01/25	242,526
6,515	FGLMC	4.500	06/01/25	6,731
11,482	FGLMC	4.500	07/01/25	11,866
252,166	FGLMC	3.500	10/01/25	255,131
129,643	FGLMC	4.000	10/01/25	133,295
463,563	FGLMC	3.500	11/01/25	468,998
284,813	FGLMC	3.500	11/01/25	288,153
132,196	FGLMC	3.500	12/01/25	133,746
131

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$69,421	FGLMC	3.000%	01/01/26	$69,154
952,011	FGLMC	3.500	01/01/26	963,173
79,652	FGLMC	4.000	04/01/26	81,914
161,792	FGLMC	4.000	05/01/26	166,372
35,494	FGLMC	5.500	07/01/26	37,905
508,729	FGLMC	4.000	08/01/26	523,212
3,995	FGLMC	6.000	08/01/26	4,363
166,739	FGLMC	3.000	09/01/26	166,766
449,609	FGLMC	3.000	10/01/26	449,680
596,228	FGLMC	3.500	10/01/26	603,250
17,746	FGLMC	5.000	10/01/26	18,750
4,796	FGLMC	5.500	10/01/26	5,122
2,561,891	FGLMC	3.000	02/01/27	2,562,296
1,561,827	FGLMC	2.500	05/01/27	1,527,262
1,627,575	FGLMC	2.500	11/01/27	1,591,541
66,881	FGLMC	6.000	12/01/27	73,110
1,335,323	FGLMC	2.500	01/01/28	1,305,754
3,363,266	FGLMC	2.500	03/01/28	3,288,782
80,673	FGLMC	5.000	03/01/28	85,236
1,840,677	FGLMC	2.500	05/01/28	1,799,937
8,813	FGLMC	5.500	05/01/28	9,412
5,168,978	FGLMC	2.500	07/01/28	5,054,562
4,643,273	FGLMC	2.500	07/01/28	4,540,497
1,225,827	FGLMC	3.000	10/01/28	1,223,902
34	FGLMC	6.500	10/01/28	38
61,274	FGLMC	5.500	01/01/29	65,437
2,554	FGLMC	6.500	01/01/29	2,844
11,209	FGLMC	4.000	02/01/29	11,427
2,500,041	FGLMC	3.500	03/01/29	2,533,952
644	FGLMC	6.500	03/01/29	718
4,704,451	FGLMC	3.000	07/01/29	4,694,357
11,707	FGLMC	6.500	07/01/29	13,038
18,029	FGLMC	5.000	12/01/29	19,084
12,585,006	FGLMC	2.500	05/01/30	12,236,947
29,644	FGLMC	4.000	08/01/30	30,399
193,686	FGLMC	4.500	01/01/31	201,835
440	FGLMC	8.000	01/01/31	470
208,952	FGLMC	4.000	03/01/31	214,525
25,680	FGLMC	4.000	05/01/31	26,366
187,627	FGLMC	4.500	05/01/31	195,987
89,411	FGLMC	4.000	06/01/31	91,801
247,375	FGLMC	4.000	08/01/31	253,975
246,690	FGLMC	4.000	09/01/31	255,114
3,679	FGLMC	6.500	09/01/31	4,158
13,845	FGLMC	8.000	09/01/31	15,467
125,993	FGLMC	3.500	11/01/31	127,773
17,238,270	FGLMC	2.500	12/01/31	16,760,076
58,629	FGLMC	7.000	12/01/31	65,015
16,085	FGLMC	6.500	01/01/32	17,914
39,295	FGLMC	6.000	02/01/32	43,328
1,997,577	FGLMC	3.000	03/01/32	1,989,322
17,167	FGLMC	7.000	04/01/32	19,440
14,091	FGLMC	6.500	05/01/32	15,693
132

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,376,202	FGLMC	3.500%	09/01/32	$1,395,630
10,941	FGLMC	5.500	11/01/32	11,856
23,753,492	FGLMC	3.000	01/01/33	23,593,011
14,324	FGLMC	6.000	02/01/33	15,800
54,639	FGLMC	5.000	03/01/33	58,301
17,268	FGLMC	6.000	03/01/33	18,865
5,683	FGLMC	6.000	03/01/33	6,207
20,895	FGLMC	6.000	03/01/33	22,831
34,474	FGLMC	5.000	04/01/33	36,624
6,295	FGLMC	6.000	04/01/33	6,942
354,809	FGLMC	5.000	06/01/33	376,834
120,589	FGLMC	5.500	06/01/33	130,674
2,530,069	FGLMC	3.500	07/01/33	2,565,696
50,096	FGLMC	4.500	07/01/33	52,509
4,138	FGLMC	5.000	08/01/33	4,402
17,848	FGLMC	6.500	08/01/33	20,098
163,754	FGLMC	5.000	09/01/33	176,285
73,370	FGLMC	5.500	09/01/33	80,191
89,425	FGLMC	5.500	09/01/33	98,791
20,899	FGLMC	5.500	09/01/33	22,505
66,313	FGLMC	5.500	09/01/33	71,749
35,281	FGLMC	4.000	10/01/33	36,094
7,453	FGLMC	5.000	10/01/33	7,900
114,124	FGLMC	5.500	10/01/33	124,794
87,962	FGLMC	5.500	12/01/33	95,313
28,837	FGLMC	5.500	12/01/33	31,254
346,327	FGLMC	7.000	12/01/33	388,298
269,969	FGLMC	5.000	01/01/34	288,269
6,064	FGLMC	5.500	02/01/34	6,571
35,176	FGLMC	5.000	03/01/34	37,418
36,937	FGLMC	5.500	03/01/34	40,030
100,012	FGLMC	5.000	05/01/34	106,418
39,651	FGLMC	4.500	06/01/34	41,452
71,523	FGLMC	5.000	06/01/34	76,084
28,666	FGLMC	5.500	06/01/34	31,041
16,846	FGLMC	6.000	06/01/34	18,585
56,862	FGLMC	6.000	09/01/34	62,733
5,354,193	FGLMC	3.500	10/01/34	5,413,292
8,360	FGLMC	5.000	11/01/34	8,919
317,372	FGLMC	5.500	11/01/34	343,628
290,852	FGLMC	5.000	12/01/34	309,384
50,638	FGLMC	5.500	12/01/34	54,882
24,037	FGLMC	5.500	12/01/34	25,925
4,608	FGLMC	5.500	01/01/35	4,993
2,351	FGLMC	5.500	01/01/35	2,547
28,629	FGLMC	5.500	01/01/35	31,003
115,503	FGLMC	4.500	04/01/35	120,744
15,693	FGLMC	6.000	05/01/35	17,302
87,799	FGLMC	6.000	05/01/35	95,976
106,214	FGLMC	7.000	05/01/35	118,988
22,869	FGLMC	5.500	06/01/35	24,779
15,026	FGLMC	5.500	06/01/35	16,282
6,494	FGLMC	5.000	07/01/35	6,911
133

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$429,218	FGLMC	5.000%	07/01/35	$458,286
35,828	FGLMC	6.000	07/01/35	39,136
568,752	FGLMC	5.000	08/01/35	607,410
15,420	FGLMC	5.500	08/01/35	16,467
89,864	FGLMC	6.000	08/01/35	98,162
8,082	FGLMC	4.500	09/01/35	8,443
87,897	FGLMC	5.000	10/01/35	93,950
52,874	FGLMC	5.000	10/01/35	56,287
20,887	FGLMC	5.000	10/01/35	22,211
291,900	FGLMC	5.500	10/01/35	311,996
65,896	FGLMC	5.000	12/01/35	70,182
9,155	FGLMC	5.000	12/01/35	9,777
31,641	FGLMC	6.000	01/01/36	34,777
18,647	FGLMC	5.000	02/01/36	19,912
7,388	FGLMC	5.000	02/01/36	7,890
9,083	FGLMC	6.000	02/01/36	10,021
101,652	FGLMC	5.500	04/01/36	110,360
17,662	FGLMC	5.500	05/01/36	19,123
332,566	FGLMC	6.000	06/01/36	366,862
82,984	FGLMC	5.000	07/01/36	88,606
107,764	FGLMC	6.000	07/01/36	118,458
15,636	FGLMC	6.000	08/01/36	17,224
7,129	FGLMC	6.000	09/01/36	7,790
315,254	FGLMC	5.500	10/01/36	339,258
204,812	FGLMC	5.500	10/01/36	221,585
47,625	FGLMC	6.500	10/01/36	53,039
14,099	FGLMC	5.500	11/01/36	15,262
35,135	FGLMC	6.000	11/01/36	38,752
191,620	FGLMC	6.000	12/01/36	211,421
278,333	FGLMC	5.500	03/01/37	301,023
122,184	FGLMC	6.000	03/01/37	134,820
14,218	FGLMC	6.500	03/01/37	15,834
104,077	FGLMC	5.500	04/01/37	112,537
11,806	FGLMC	5.000	05/01/37	12,542
12,558	FGLMC	5.000	06/01/37	13,322
48,478	FGLMC	5.500	06/01/37	52,352
18,446,587	FGLMC	3.000	07/01/37	18,153,048
177,995	FGLMC	6.000	07/01/37	195,179
75,944	FGLMC	6.000	08/01/37	83,936
32,742	FGLMC	6.000	09/01/37	36,233
276,083	FGLMC	5.500	10/01/37	296,153
10,477	FGLMC	6.000	11/01/37	11,557
78,432	FGLMC	6.500	11/01/37	87,348
38,259	FGLMC	6.000	01/01/38	42,103
16,624	FGLMC	6.000	02/01/38	18,248
125,021	FGLMC	6.000	02/01/38	137,657
185,919	FGLMC	5.000	03/01/38	198,501
523,981	FGLMC	5.000	03/01/38	559,461
21,843	FGLMC	5.000	04/01/38	23,458
215,417	FGLMC	5.000	04/01/38	230,252
263,128	FGLMC	5.500	04/01/38	285,028
54,900	FGLMC	5.500	05/01/38	59,312
6,304	FGLMC	5.500	06/01/38	6,812
134

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$17,825	FGLMC	6.000%	07/01/38	$19,564
30,054	FGLMC	5.500	08/01/38	32,565
208,185	FGLMC	5.500	08/01/38	225,074
26,395	FGLMC	5.000	09/01/38	28,176
347,298	FGLMC	5.500	09/01/38	375,258
109,717	FGLMC	5.500	09/01/38	118,551
6,652	FGLMC	5.500	10/01/38	7,191
130,764	FGLMC	6.000	11/01/38	143,426
912,809	FGLMC	5.500	01/01/39	985,866
780,255	FGLMC	4.500	02/01/39	817,222
370,326	FGLMC	5.000	02/01/39	395,260
24,822	FGLMC	5.500	02/01/39	26,745
3,129	FGLMC	4.500	03/01/39	3,290
153,126	FGLMC	5.000	03/01/39	163,703
19,203	FGLMC	6.000	03/01/39	21,058
25,742	FGLMC	4.500	04/01/39	26,996
1,005,258	FGLMC	4.500	04/01/39	1,055,799
266,584	FGLMC	4.000	05/01/39	273,016
7,399	FGLMC	4.500	05/01/39	7,770
160,756	FGLMC	4.500	05/01/39	168,813
3,241,522	FGLMC	4.500	05/01/39	3,392,521
388,612	FGLMC	4.500	05/01/39	406,184
140,417	FGLMC	5.000	05/01/39	149,851
332,828	FGLMC	4.000	06/01/39	341,490
1,671,224	FGLMC	4.500	06/01/39	1,752,577
54,480	FGLMC	4.500	06/01/39	57,179
21,211	FGLMC	5.000	06/01/39	22,684
9,712	FGLMC	5.500	06/01/39	10,471
540,949	FGLMC	4.000	07/01/39	554,416
221,914	FGLMC	4.500	07/01/39	233,041
40,535	FGLMC	4.500	07/01/39	42,624
18,684	FGLMC	4.500	07/01/39	19,622
134,153	FGLMC	5.000	07/01/39	143,262
193,699	FGLMC	5.500	07/01/39	209,405
19,486	FGLMC	4.500	08/01/39	20,491
44,576	FGLMC	5.000	08/01/39	47,602
166,405	FGLMC	4.000	09/01/39	170,294
987,576	FGLMC	5.000	09/01/39	1,054,221
385,982	FGLMC	5.000	09/01/39	412,839
4,722	FGLMC	5.500	09/01/39	5,062
386,259	FGLMC	6.500	09/01/39	430,168
81,288	FGLMC	4.500	10/01/39	85,522
62,167	FGLMC	4.500	10/01/39	65,208
149,655	FGLMC	4.500	10/01/39	157,284
34,711	FGLMC	5.000	10/01/39	37,071
28,303	FGLMC	4.000	11/01/39	29,068
99,599	FGLMC	4.500	11/01/39	104,726
36,806	FGLMC	5.000	11/01/39	39,317
10,740	FGLMC	5.000	11/01/39	11,348
100,999	FGLMC	4.500	12/01/39	106,221
201,442	FGLMC	4.500	12/01/39	211,868
90,822	FGLMC	4.500	12/01/39	95,524
315,701	FGLMC	4.500	12/01/39	332,054
135

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$145,656	FGLMC	5.500%	12/01/39	$157,386
199,957	FGLMC	4.500	01/01/40	210,314
18,624	FGLMC	5.000	01/01/40	19,921
28,380	FGLMC	5.500	01/01/40	30,428
59,759	FGLMC	5.500	03/01/40	64,590
1,004,293	FGLMC	4.000	04/01/40	1,032,019
40,930	FGLMC	4.500	04/01/40	43,050
147,880	FGLMC	4.500	04/01/40	155,530
109,350	FGLMC	5.000	04/01/40	116,835
229,650	FGLMC	5.000	04/01/40	245,315
765,712	FGLMC	6.000	04/01/40	842,188
2,457,733	FGLMC	4.500	05/01/40	2,584,754
1,358,434	FGLMC	5.000	05/01/40	1,461,505
6,074	FGLMC	4.500	06/01/40	6,389
565,678	FGLMC	5.500	06/01/40	610,586
1,180,458	FGLMC	4.500	07/01/40	1,241,597
22,713	FGLMC	4.500	08/01/40	23,889
245,274	FGLMC	5.000	08/01/40	262,064
569,736	FGLMC	5.000	08/01/40	608,709
63,442	FGLMC	5.000	08/01/40	67,785
3,147,743	FGLMC	5.500	08/01/40	3,400,581
337,306	FGLMC	4.000	09/01/40	346,633
3,867,174	FGLMC	4.000	11/01/40	3,974,216
2,273,992	FGLMC	4.000	12/01/40	2,336,953
489,326	FGLMC	3.500	01/01/41	490,647
670,383	FGLMC	3.500	01/01/41	672,191
379,602	FGLMC	4.000	01/01/41	390,112
406,536	FGLMC	3.500	02/01/41	407,633
1,515,402	FGLMC	4.000	02/01/41	1,557,361
541,920	FGLMC	4.000	02/01/41	556,928
2,249,511	FGLMC	4.000	04/01/41	2,311,801
415,876	FGLMC	4.500	04/01/41	437,410
88,470	FGLMC	5.000	04/01/41	94,530
419,631	FGLMC	4.500	05/01/41	441,339
478,066	FGLMC	4.500	06/01/41	502,663
1,327,791	FGLMC	3.500	10/01/41	1,331,371
955,701	FGLMC	5.000	10/01/41	1,021,165
1,631,133	FGLMC	3.500	11/01/41	1,635,537
617,927	FGLMC	4.500	12/01/41	649,928
5,684,338	FGLMC	3.500	01/01/42	5,699,636
1,680,818	FGLMC	3.500	02/01/42	1,685,349
2,042,243	FGLMC	3.500	04/01/42	2,047,756
3,592,824	FGLMC	4.000	05/01/42	3,692,454
11,320,575	FGLMC	4.500	05/01/42	11,903,276
2,560,598	FGLMC	3.500	07/01/42	2,567,510
712,333	FGLMC	3.000	08/01/42	695,825
4,268,865	FGLMC	3.000	10/01/42	4,167,994
2,800,827	FGLMC	3.000	10/01/42	2,735,818
1,190,938	FGLMC	3.500	12/01/42	1,194,153
3,795,059	FGLMC	2.500	01/01/43	3,550,789
8,111,957	FGLMC	3.000	01/01/43	7,918,530
12,206,231	FGLMC	3.000	04/01/43	11,910,935
4,005,700	FGLMC	3.500	05/01/43	4,016,515
136

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,863,578	FGLMC	3.000%	08/01/43	$4,745,142
3,168,467	FGLMC	3.000	08/01/43	3,091,423
4,221,389	FGLMC	3.500	08/01/43	4,232,768
1,758,390	FGLMC	4.500	10/01/43	1,835,536
2,532,299	FGLMC	4.000	11/01/43	2,592,746
4,660,164	FGLMC	3.500	02/01/44	4,672,729
3,764,123	FGLMC	4.000	02/01/44	3,851,695
23,450,829	FGLMC	4.000	02/01/44	24,102,461
1,777,595	FGLMC	4.000	04/01/44	1,818,437
2,274,389	FGLMC	4.500	05/01/44	2,370,374
4,058,626	FGLMC	4.000	06/01/44	4,152,344
6,176,799	FGLMC	4.000	08/01/44	6,319,430
4,904,514	FGLMC	3.500	09/01/44	4,907,878
5,919,461	FGLMC	3.500	11/01/44	5,919,550
8,700,736	FGLMC	3.500	12/01/44	8,695,026
5,415,675	FGLMC	3.500	01/01/45	5,410,305
9,861,221	FGLMC	3.000	02/01/45	9,590,971
13,113,490	FGLMC	3.500	03/01/45	13,100,487
7,386,760	FGLMC	4.000	03/01/45	7,557,126
4,658,782	FGLMC	3.000	04/01/45	4,527,195
9,986,345	FGLMC	3.500	04/01/45	9,973,091
14,237,032	FGLMC	4.500	07/01/45	14,931,763
40,006,015	FGLMC	3.000	08/01/45	39,066,904
8,962,377	FGLMC	4.000	11/01/45	9,169,091
17,347,651	FGLMC	3.500	12/01/45	17,324,629
13,918,914	FGLMC	3.500	03/01/46	13,894,695
6,522,669	FGLMC	4.000	03/01/46	6,673,030
28,151,897	FGLMC	3.000	04/01/46	27,280,309
13,046,831	FGLMC	3.500	05/01/46	13,013,355
15,470,683	FGLMC	4.000	09/01/46	15,827,550
13,325,516	FGLMC	3.000	11/01/46	12,908,811
13,576,848	FGLMC	3.000	11/01/46	13,152,295
8,944,857	FGLMC	3.000	12/01/46	8,665,141
13,950,921	FGLMC	3.500	12/01/46	13,896,560
18,289,187	FGLMC	3.000	02/01/47	17,712,511
8,757,098	FGLMC	3.500	02/01/47	8,721,384
8,117,540	FGLMC	4.000	02/01/47	8,298,492
23,071,240	FGLMC	3.500	07/01/47	22,966,713
22,756,640	FGLMC	3.500	10/01/47	22,647,367
19,388,550	FGLMC	3.000	12/01/47	18,769,878
19,206,985	FGLMC	4.000	12/01/47	19,613,617
246	Federal National Mortgage Association (FNMA)	4.000	08/01/18	253
4,838	FNMA	4.000	08/01/18	4,965
646	FNMA	4.500	09/01/18	650
1,182	FNMA	4.500	10/01/18	1,190
8,094	FNMA	5.000	11/01/18	8,231
3	FNMA	5.000	01/01/19	3
434	FNMA	6.000	01/01/19	474
1,192	FNMA	4.500	05/01/19	1,200
773	FNMA	4.500	06/01/19	778
3,532	FNMA	4.500	06/01/19	3,557
203	FNMA	5.000	07/01/19	206
31,420	FNMA	5.000	10/01/19	31,954
137

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,700	FNMA	4.500%	11/01/19	$2,719
3,162	FNMA	4.500	12/01/19	3,184
102	FNMA	5.000	03/01/20	104
2,264	FNMA	5.000	04/01/20	2,303
1,845	FNMA	4.500	06/01/20	1,858
1,600	FNMA	4.500	09/01/20	1,611
3,326	FNMA	4.500	10/01/20	3,352
3,256	FNMA	4.500	11/01/20	3,279
12,607	FNMA	5.000	12/01/20	12,988
75,990	FNMA	5.500	01/01/21	76,752
125	FNMA	5.500	01/01/21	125
2,470	FNMA	5.000	03/01/21	2,512
10,932	FNMA	5.500	08/01/21	11,218
2,980	FNMA	6.000	08/01/21	3,066
1,873	FNMA	5.000	10/01/21	1,920
1,806	FNMA	5.000	11/01/21	1,836
1,100	FNMA	5.500	11/01/21	1,116
8,707	FNMA	5.500	10/01/22	8,980
3,530	FNMA	6.000	10/01/22	3,631
2,371	FNMA	5.000	03/01/23	2,466
7,308	FNMA	4.500	04/01/23	7,367
61,967	FNMA	4.500	06/01/23	63,187
5,546	FNMA	5.000	06/01/23	5,706
7,700	FNMA	5.500	06/01/23	8,249
12,627	FNMA	5.000	07/01/23	12,983
62,687	FNMA	5.000	07/01/23	65,191
7,135	FNMA	5.500	08/01/23	7,444
14,243	FNMA	5.000	11/01/23	15,100
2,985	FNMA	5.500	11/01/23	3,051
139,479	FNMA	5.500	01/01/24	144,029
15,245	FNMA	5.500	02/01/24	16,332
67,428	FNMA	4.000	03/01/24	69,221
5,235	FNMA	4.500	04/01/24	5,408
234,899	FNMA	4.000	05/01/24	241,155
81,295	FNMA	4.000	05/01/24	83,450
6,595	FNMA	4.000	06/01/24	6,770
8,240	FNMA	4.500	07/01/24	8,586
7,704	FNMA	5.500	07/01/24	8,254
180	FNMA	8.000	07/01/24	199
44,574	FNMA	4.500	08/01/24	45,826
43,154	FNMA	4.000	09/01/24	44,307
170,728	FNMA	4.000	09/01/24	175,289
16,808	FNMA	4.500	09/01/24	17,362
384,080	FNMA	4.500	10/01/24	396,854
20,413	FNMA	5.000	01/01/25	21,641
32,147	FNMA	4.500	02/01/25	33,211
280,378	FNMA	4.500	03/01/25	288,882
3,856	FNMA	4.500	03/01/25	3,902
83,178	FNMA	5.000	03/01/25	88,179
176,260	FNMA	4.500	04/01/25	182,113
80,808	FNMA	4.500	04/01/25	83,259
869,871	FNMA	4.000	05/01/25	892,985
296,403	FNMA	4.000	06/01/25	304,285
138

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$226,138	FNMA	4.500%	06/01/25	$233,655
85,069	FNMA	4.000	08/01/25	87,322
41,646	FNMA	5.500	08/01/25	45,092
428,340	FNMA	3.500	09/01/25	433,676
432,073	FNMA	4.000	09/01/25	443,414
620,806	FNMA	3.500	10/01/25	628,540
488,777	FNMA	3.500	10/01/25	494,866
182,932	FNMA	5.000	10/01/25	193,929
347,767	FNMA	4.000	11/01/25	357,012
559,096	FNMA	3.500	12/01/25	566,061
411,562	FNMA	3.500	02/01/26	416,689
2,390,203	FNMA	3.500	02/01/26	2,419,980
121,314	FNMA	4.000	03/01/26	124,634
320,176	FNMA	4.000	06/01/26	328,949
334,374	FNMA	3.500	08/01/26	338,540
255,995	FNMA	3.500	09/01/26	259,184
137,274	FNMA	4.000	09/01/26	141,007
397,189	FNMA	3.500	10/01/26	402,138
8,102	FNMA	6.000	10/01/26	8,855
588,359	FNMA	3.000	11/01/26	588,302
505,970	FNMA	3.000	12/01/26	505,921
1,364,450	FNMA	3.000	01/01/27	1,364,317
1,753,538	FNMA	4.000	01/01/27	1,799,988
958,586	FNMA	3.500	02/01/27	970,528
1,612,000	FNMA	3.000	04/01/27	1,611,844
1,034,681	FNMA	3.000	04/01/27	1,034,582
595,926	FNMA	3.500	05/01/27	605,392
625,299	FNMA	2.500	06/01/27	612,674
1,713,330	FNMA	3.000	06/01/27	1,713,166
761,138	FNMA	2.500	07/01/27	745,790
1,613,902	FNMA	2.500	09/01/27	1,581,317
19,791	FNMA	5.500	09/01/27	21,203
2,733,907	FNMA	2.500	10/01/27	2,678,769
1,674,196	FNMA	3.000	11/01/27	1,674,036
3,043	FNMA	5.500	01/01/28	3,261
6,416,829	FNMA	2.500	02/01/28	6,287,167
5,059,023	FNMA	2.500	02/01/28	4,956,833
2,689	FNMA	5.000	02/01/28	2,851
3,668,521	FNMA	2.500	04/01/28	3,592,139
5,413,149	FNMA	2.500	04/01/28	5,300,448
14,116	FNMA	5.500	06/01/28	15,125
1,432,248	FNMA	2.500	07/01/28	1,402,446
2,964,168	FNMA	2.500	08/01/28	2,902,494
4,080,931	FNMA	3.000	10/01/28	4,079,287
2,345	FNMA	5.500	11/01/28	2,512
12	FNMA	7.500	01/01/29	13
4,759,739	FNMA	3.000	03/01/29	4,757,825
22,546	FNMA	4.000	03/01/29	22,995
17,345,812	FNMA	3.000	04/01/29	17,338,825
70,893	FNMA	4.500	04/01/29	74,010
57,585	FNMA	4.000	05/01/29	58,732
27,409	FNMA	4.500	06/01/29	28,617
9,651	FNMA	4.000	07/01/29	9,843
139

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$177,139	FNMA	4.500%	08/01/29	$184,951
34,943	FNMA	4.500	09/01/29	36,483
30,675	FNMA	4.500	11/01/29	32,114
9,692	FNMA	4.500	01/01/30	10,129
2,918,482	FNMA	2.500	02/01/30	2,849,546
25,330	FNMA	4.000	03/01/30	26,018
10,279	FNMA	4.500	05/01/30	10,743
14,789	FNMA	4.500	06/01/30	15,456
6,436,054	FNMA	3.000	07/01/30	6,419,598
137,133	FNMA	4.500	08/01/30	143,315
28,829	FNMA	4.000	09/01/30	29,612
179,811	FNMA	4.000	10/01/30	184,695
1,676,709	FNMA	4.000	11/01/30	1,722,261
283,218	FNMA	4.000	11/01/30	290,925
64,373	FNMA	4.500	12/01/30	67,279
6,477,926	FNMA	3.000	02/01/31	6,441,415
92,115	FNMA	3.500	02/01/31	92,385
99,762	FNMA	4.000	02/01/31	102,473
847	FNMA	7.500	03/01/31	958
7,144,912	FNMA	2.500	04/01/31	6,958,709
271,209	FNMA	3.500	04/01/31	272,005
30,633	FNMA	4.000	04/01/31	31,465
6,223,958	FNMA	3.000	05/01/31	6,188,942
3,123	FNMA	6.000	05/01/31	3,436
350	FNMA	7.500	05/01/31	352
7,621,617	FNMA	2.500	06/01/31	7,422,919
1,112,080	FNMA	4.500	07/01/31	1,173,100
157,601	FNMA	4.500	07/01/31	164,703
920,170	FNMA	4.000	08/01/31	951,907
9,766,401	FNMA	2.500	09/01/31	9,511,545
5,225,802	FNMA	3.000	09/01/31	5,196,394
66,220	FNMA	4.000	09/01/31	68,512
344	FNMA	6.500	09/01/31	379
28,795	FNMA	6.000	11/01/31	31,731
3,623	FNMA	6.500	11/01/31	3,994
10,014,860	FNMA	2.500	12/01/31	9,753,353
1,741,043	FNMA	3.500	01/01/32	1,766,501
2,445	FNMA	6.000	01/01/32	2,672
10,322	FNMA	6.000	01/01/32	11,380
738,402	FNMA	3.500	02/01/32	749,225
9,726	FNMA	6.000	02/01/32	10,723
8,284,870	FNMA	3.000	03/01/32	8,238,181
30,218	FNMA	6.500	04/01/32	33,512
30,446,917	FNMA	3.000	06/01/32	30,275,335
58,488	FNMA	6.500	07/01/32	64,941
8,556	FNMA	6.500	08/01/32	9,430
784,120	FNMA	3.000	09/01/32	779,744
23,830	FNMA	7.500	09/01/32	26,342
2,336,644	FNMA	3.000	10/01/32	2,323,606
44,643	FNMA	5.500	10/01/32	48,278
38,284	FNMA	6.000	10/01/32	41,859
15,097	FNMA	6.000	11/01/32	16,629
19,513,037	FNMA	3.000	12/01/32	19,408,833
140

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$19,293	FNMA	5.500%	12/01/32	$20,912
1,325	FNMA	5.500	12/01/32	1,421
27,372	FNMA	6.000	12/01/32	30,140
156,838	FNMA	5.500	01/01/33	169,597
304,834	FNMA	6.000	01/01/33	335,704
9,421	FNMA	5.000	02/01/33	10,045
142,623	FNMA	5.000	02/01/33	152,739
1,599,826	FNMA	3.000	04/01/33	1,590,898
2,000,931	FNMA	3.500	04/01/33	2,029,969
7,015	FNMA	6.000	04/01/33	7,729
19,626,466	FNMA	3.500	05/01/33	19,880,461
929,275	FNMA	5.500	05/01/33	1,009,260
54,032	FNMA	5.000	06/01/33	57,859
121,204	FNMA	5.500	06/01/33	131,326
19,308	FNMA	4.500	07/01/33	20,192
51,302	FNMA	5.000	07/01/33	54,922
104,251	FNMA	4.500	08/01/33	109,026
4,374	FNMA	4.500	08/01/33	4,558
21,632	FNMA	5.000	08/01/33	23,168
56,038	FNMA	5.500	09/01/33	60,043
196,880	FNMA	5.500	09/01/33	212,860
12,863	FNMA	6.000	09/01/33	14,057
151,521	FNMA	4.500	10/01/33	158,593
24,495	FNMA	5.000	10/01/33	26,227
18,388	FNMA	5.000	10/01/33	19,592
198,699	FNMA	5.500	10/01/33	215,206
626,182	FNMA	5.500	10/01/33	692,206
10,068	FNMA	4.500	11/01/33	10,531
29,141	FNMA	5.000	11/01/33	31,208
1,978,340	FNMA	5.000	11/01/33	2,125,085
230,374	FNMA	5.000	12/01/33	246,753
279,927	FNMA	5.500	12/01/33	304,909
2,942,793	FNMA	3.000	01/01/34	2,926,372
89,451	FNMA	5.000	02/01/34	95,793
368,388	FNMA	6.000	02/01/34	405,954
22,089	FNMA	5.000	03/01/34	23,697
9,235	FNMA	5.000	03/01/34	9,889
525,813	FNMA	5.000	03/01/34	563,076
12,078	FNMA	5.000	03/01/34	12,934
26,240	FNMA	5.000	03/01/34	28,184
7,564	FNMA	5.000	03/01/34	8,100
76,265	FNMA	5.000	04/01/34	81,668
79,794	FNMA	5.500	04/01/34	86,775
54,245	FNMA	4.500	05/01/34	56,729
22,158	FNMA	4.500	05/01/34	23,192
18,188	FNMA	5.500	07/01/34	19,774
28,959	FNMA	5.500	07/01/34	31,492
27,320	FNMA	7.000	07/01/34	30,366
217,891	FNMA	5.000	08/01/34	233,318
24,633	FNMA	5.000	08/01/34	26,378
122,033	FNMA	6.000	08/01/34	134,492
22,115	FNMA	6.000	08/01/34	24,380
13,168	FNMA	4.500	09/01/34	13,789
141

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$442,089		FNMA		5.500%	09/01/34	$480,283
4,201		FNMA		5.500	11/01/34	4,552
10,108		FNMA		6.000	11/01/34	11,048
6,707		FNMA		5.000	12/01/34	7,182
4,135		FNMA		5.500	12/01/34	4,493
14,899		FNMA		6.000	12/01/34	16,348
629,639		FNMA		4.500	01/01/35	659,167
40,341		FNMA		5.500	01/01/35	43,501
1,359,903		FNMA		5.500	02/01/35	1,478,297
56,777		FNMA		5.500	02/01/35	61,798
306,719		FNMA		5.500	04/01/35	330,761
54,984		FNMA		6.000	04/01/35	60,610
51,457		FNMA		6.000	04/01/35	56,704
92,158		FNMA		6.000	05/01/35	101,615
22,614		FNMA		5.000	06/01/35	24,214
2,272	i	FNMA	LIBOR 12 M + 1.570%	3.589	07/01/35	2,372
66,547		FNMA		5.000	07/01/35	71,355
7,026,251		FNMA		3.000	08/01/35	6,932,650
137,171		FNMA		4.500	08/01/35	143,609
156,130		FNMA		5.000	08/01/35	167,076
89,185		FNMA		5.000	08/01/35	95,440
5,429		FNMA		4.500	09/01/35	5,681
6,704		FNMA		4.500	09/01/35	7,017
16,200		FNMA		5.500	09/01/35	17,615
85,136		FNMA		5.000	10/01/35	90,473
182,027		FNMA		5.500	10/01/35	195,841
3,393		FNMA		5.000	11/01/35	3,451
214,816		FNMA		5.500	11/01/35	231,567
3,229		FNMA		4.500	12/01/35	3,364
50,404		FNMA		5.500	12/01/35	53,999
9,379,535		FNMA		3.500	01/01/36	9,488,349
63,708	i	FNMA	LIBOR 12 M + 1.553%	3.484	02/01/36	66,264
483,218		FNMA		5.000	02/01/36	517,525
72,280		FNMA		6.500	02/01/36	79,667
234,683		FNMA		6.000	03/01/36	258,522
3,633,472		FNMA		3.500	05/01/36	3,675,628
4,092		FNMA		5.000	05/01/36	4,364
409,377		FNMA		6.000	06/01/36	451,259
67,010	i	FNMA	LIBOR 12 M + 1.571%	3.321	07/01/36	70,036
22,266		FNMA		6.000	07/01/36	24,529
111,533		FNMA		6.500	07/01/36	122,931
221,302		FNMA		5.500	08/01/36	238,463
200,851		FNMA		6.500	08/01/36	223,015
4,225,664		FNMA		3.000	09/01/36	4,169,359
16,022		FNMA		5.500	09/01/36	17,421
6,333		FNMA		6.500	09/01/36	6,980
21,895		FNMA		6.500	09/01/36	24,168
29,053		FNMA		6.000	10/01/36	32,028
8,597,740		FNMA		3.000	11/01/36	8,483,179
13,953		FNMA		6.500	11/01/36	15,505
7,233	i	FNMA	LIBOR 12 M + 1.725%	3.494	12/01/36	7,593
81,772		FNMA		6.000	12/01/36	89,975
14,007	i	FNMA	LIBOR 12 M + 1.818%	3.625	01/01/37	14,693
142

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$36,530		FNMA		5.500%	01/01/37	$39,523
2,985	i	FNMA	LIBOR 6 M + 1.521%	3.298	02/01/37	3,083
265,098		FNMA		5.500	02/01/37	287,142
14,117		FNMA		6.000	02/01/37	15,550
20,560		FNMA		7.000	02/01/37	22,126
4,856	i	FNMA	LIBOR 12 M + 1.795%	3.810	03/01/37	5,094
1,697		FNMA		5.000	03/01/37	1,808
94,773		FNMA		6.500	03/01/37	104,924
49,809		FNMA		6.500	03/01/37	55,661
73,365		FNMA		7.000	04/01/37	81,914
65,607		FNMA		5.000	05/01/37	69,591
3,470		FNMA		7.000	05/01/37	3,675
23,396	i	FNMA	LIBOR 12 M + 1.782%	3.913	06/01/37	24,530
21,659		FNMA		5.500	06/01/37	23,418
25,175		FNMA		5.500	08/01/37	27,310
10,461		FNMA		6.000	08/01/37	11,510
42,036		FNMA		6.500	08/01/37	46,332
8,477		FNMA		6.500	08/01/37	9,344
15,966		FNMA		5.500	09/01/37	17,105
44,748		FNMA		6.000	09/01/37	50,242
84,133		FNMA		6.000	09/01/37	94,490
40,503		FNMA		6.000	09/01/37	44,561
134,071		FNMA		6.000	09/01/37	150,107
186,063		FNMA		6.000	09/01/37	208,399
29,098		FNMA		6.500	09/01/37	32,072
6,573		FNMA		6.500	09/01/37	7,245
67,240	i	FNMA	DSG1 + 2.275%	3.441	10/01/37	70,756
14,354		FNMA		6.500	10/01/37	15,821
185,034		FNMA		5.500	11/01/37	199,940
320,284		FNMA		6.000	11/01/37	353,210
15,569		FNMA		7.000	11/01/37	16,919
9,679,995		FNMA		3.000	12/01/37	9,535,917
9,651,915		FNMA		4.000	01/01/38	9,956,969
1,464		FNMA		6.500	01/01/38	1,613
100,531		FNMA		5.500	02/01/38	108,298
28,172		FNMA		6.500	02/01/38	31,052
16,092		FNMA		7.000	02/01/38	18,529
37,993	i	FNMA	LIBOR 12 M + 1.770%	3.881	03/01/38	39,856
9,172		FNMA		5.000	03/01/38	9,743
5,008		FNMA		5.000	03/01/38	5,319
18,439		FNMA		5.500	03/01/38	19,886
6,437		FNMA		6.000	03/01/38	7,229
5,763		FNMA		6.500	03/01/38	6,403
142,646		FNMA		6.500	03/01/38	157,224
5,371		FNMA		6.500	03/01/38	5,920
16,100		FNMA		5.000	04/01/38	17,068
247,473		FNMA		5.500	04/01/38	267,279
280,155		FNMA		6.000	04/01/38	307,914
20,803		FNMA		4.500	05/01/38	21,721
143

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,032,907		FNMA		5.000%	05/01/38	$1,106,401
259,901		FNMA		5.000	05/01/38	276,898
769,820		FNMA		6.000	06/01/38	854,600
1,110,810		FNMA		6.500	06/01/38	1,224,333
239,922		FNMA		6.000	07/01/38	264,370
5,711	i	FNMA	LIBOR 12 M + 1.603%	3.353	08/01/38	5,958
3,925	i	FNMA	LIBOR 12 M + 1.750%	3.500	08/01/38	4,125
722,544		FNMA		6.000	09/01/38	795,357
23,088	i	FNMA	LIBOR 12 M + 1.354%	3.101	10/01/38	23,764
1,801		FNMA		6.000	10/01/38	1,969
15,392		FNMA		5.500	11/01/38	16,531
3,640		FNMA		5.000	12/01/38	3,877
686,862		FNMA		5.500	12/01/38	745,230
95,044		FNMA		4.500	01/01/39	99,901
97,038		FNMA		5.000	01/01/39	103,588
2,697,031		FNMA		5.000	01/01/39	2,879,802
93,735		FNMA		5.500	01/01/39	100,722
403,884		FNMA		5.500	01/01/39	437,067
19,445		FNMA		6.000	01/01/39	21,402
1,787		FNMA		6.000	01/01/39	1,953
174,257		FNMA		4.500	02/01/39	183,238
487,359		FNMA		4.500	02/01/39	512,169
232,095		FNMA		4.500	02/01/39	244,021
7,092		FNMA		5.500	02/01/39	7,649
510,717		FNMA		4.000	04/01/39	524,394
18,528		FNMA		5.500	04/01/39	20,036
829,390		FNMA		4.500	05/01/39	871,877
154,953		FNMA		4.500	05/01/39	162,946
444,650		FNMA		4.500	06/01/39	467,545
157,449		FNMA		4.500	06/01/39	165,575
328,845		FNMA		5.500	06/01/39	356,218
10,305	i	FNMA	LIBOR 12 M + 1.835%	3.585	07/01/39	10,882
87,763		FNMA		4.500	07/01/39	92,302
112,783		FNMA		4.500	07/01/39	118,604
11,305		FNMA		5.000	07/01/39	12,101
105,499	i	FNMA	LIBOR 12 M + 1.650%	3.400	08/01/39	110,269
19,547	i	FNMA	LIBOR 12 M + 1.690%	3.440	08/01/39	20,469
1,717,572		FNMA		4.000	08/01/39	1,763,525
267,992		FNMA		4.000	08/01/39	275,163
23,340		FNMA		4.500	08/01/39	24,600
1,083,278		FNMA		4.500	08/01/39	1,139,178
350,390		FNMA		4.500	08/01/39	368,457
1,510,433		FNMA		5.000	08/01/39	1,619,093
14,810		FNMA		5.000	08/01/39	15,781
646,181		FNMA		4.000	09/01/39	663,485
38,943		FNMA		5.000	09/01/39	41,735
243,970		FNMA		5.500	09/01/39	265,120
131,491		FNMA		6.000	09/01/39	144,967
547,367		FNMA		6.500	10/01/39	608,585
27,117		FNMA		5.000	11/01/39	29,087
766,187		FNMA		4.000	12/01/39	786,637
78,298		FNMA		4.500	12/01/39	82,341
167,881		FNMA		4.500	12/01/39	176,614
144

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,543,245		FNMA		4.500%	12/01/39	$2,674,396
19,733	i	FNMA	LIBOR 12 M + 1.815%	3.659	01/01/40	20,711
47,886		FNMA		4.500	01/01/40	50,351
54,760		FNMA		5.000	01/01/40	58,737
334,205		FNMA		6.000	02/01/40	368,302
489,276		FNMA		4.500	03/01/40	514,728
248,287		FNMA		4.500	03/01/40	261,205
24,566		FNMA		5.000	03/01/40	26,351
24,014		FNMA		4.500	04/01/40	25,264
875,461		FNMA		5.000	04/01/40	938,953
635,377		FNMA		5.000	04/01/40	680,700
112,229	i	FNMA	LIBOR 12 M + 1.838%	3.708	05/01/40	118,017
174,154	i	FNMA	LIBOR 12 M + 1.794%	3.926	05/01/40	182,816
49,570	i	FNMA	LIBOR 12 M + 1.883%	4.234	05/01/40	52,225
23,497		FNMA		4.500	05/01/40	24,719
59,493		FNMA		4.500	07/01/40	62,592
63,434		FNMA		4.500	07/01/40	66,737
75,523		FNMA		5.000	07/01/40	80,955
31,649	i	FNMA	LIBOR 12 M + 1.805%	3.555	08/01/40	33,175
495,721		FNMA		4.500	08/01/40	521,504
688,369		FNMA		4.500	08/01/40	724,166
509,391		FNMA		5.000	08/01/40	546,135
1,178,648		FNMA		4.500	09/01/40	1,240,001
486,256		FNMA		4.500	09/01/40	511,569
998,028		FNMA		6.000	09/01/40	1,099,809
190,643		FNMA		3.500	10/01/40	191,264
827,191		FNMA		4.000	10/01/40	849,452
1,977,367		FNMA		4.000	10/01/40	2,030,522
1,087,931		FNMA		4.500	10/01/40	1,144,236
1,597,094		FNMA		3.500	11/01/40	1,602,291
1,689,155		FNMA		4.000	11/01/40	1,734,744
1,477,435		FNMA		4.000	11/01/40	1,516,947
946,436		FNMA		4.000	11/01/40	971,930
174,865		FNMA		4.500	11/01/40	183,973
70,586	i	FNMA	LIBOR 12 M + 1.823%	3.573	12/01/40	73,691
528,812		FNMA		4.000	12/01/40	543,072
3,916,112		FNMA		4.500	12/01/40	4,119,834
58,940		FNMA		3.500	01/01/41	59,132
298,854		FNMA		3.500	02/01/41	299,827
67,285	i	FNMA	LIBOR 12 M + 1.806%	3.669	02/01/41	70,598
1,424,212		FNMA		4.000	02/01/41	1,463,438
1,317,043		FNMA		4.000	03/01/41	1,352,560
972,042		FNMA		4.500	04/01/41	1,022,494
1,323,904		FNMA		4.500	05/01/41	1,392,861
210,267		FNMA		4.500	05/01/41	221,047
698,453		FNMA		4.500	06/01/41	734,815
165,500	i	FNMA	LIBOR 12 M + 1.781%	3.856	07/01/41	173,397
855,668		FNMA		4.500	07/01/41	900,140
2,361,573		FNMA		4.000	09/01/41	2,425,212
1,255,458		FNMA		4.500	09/01/41	1,319,712
419,356		FNMA		5.500	09/01/41	454,237
35,597	i	FNMA	LIBOR 12 M + 1.800%	2.965	10/01/41	37,147
145

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$195,165	i	FNMA	LIBOR 12 M + 1.827%	3.576%	10/01/41	$204,024
810,949		FNMA		3.500	11/01/41	813,590
890,481		FNMA		3.500	11/01/41	893,381
588,179	i	FNMA	LIBOR 12 M + 1.750%	2.837	12/01/41	616,283
34,232,757		FNMA		3.500	12/01/41	34,344,028
5,353,845		FNMA		3.500	12/01/41	5,371,281
921,372		FNMA		4.000	12/01/41	946,247
2,356,503		FNMA		3.500	03/01/42	2,364,137
1,578,533		FNMA		4.000	03/01/42	1,621,133
4,358,398		FNMA		3.500	04/01/42	4,372,493
1,588,457		FNMA		3.500	04/01/42	1,594,244
1,802,926		FNMA		4.500	04/01/42	1,896,744
1,640,743		FNMA		5.000	04/01/42	1,768,660
1,390,681		FNMA		4.000	05/01/42	1,428,090
1,783,565		FNMA		5.000	05/01/42	1,912,000
1,432,392		FNMA		3.000	06/01/42	1,400,929
6,436,354		FNMA		3.500	06/01/42	6,457,199
5,512,742		FNMA		4.000	06/01/42	5,661,253
3,392,362		FNMA		4.000	06/01/42	3,483,823
10,436,111		FNMA		3.500	07/01/42	10,470,014
1,987,034		FNMA		4.500	07/01/42	2,085,877
2,179,544		FNMA		3.500	08/01/42	2,186,640
3,455,502		FNMA		3.000	09/01/42	3,378,618
4,278,478		FNMA		3.500	09/01/42	4,290,049
19,562,354		FNMA		4.500	09/01/42	20,578,498
7,128,537		FNMA		3.000	10/01/42	6,969,245
2,091,778		FNMA		3.500	10/01/42	2,096,691
2,733,516		FNMA		2.500	01/01/43	2,572,491
8,698,659		FNMA		3.000	01/01/43	8,501,166
12,038,184		FNMA		3.000	02/01/43	11,761,934
34,424,604		FNMA		3.000	04/01/43	33,623,219
3,007,347		FNMA		3.000	04/01/43	2,936,933
8,685,933		FNMA		3.000	04/01/43	8,484,869
1,803,149	i	FNMA	LIBOR 12 M + 1.695%	2.124	06/01/43	1,797,975
8,924,163		FNMA		3.000	06/01/43	8,715,917
1,113,010	i	FNMA	LIBOR 12 M + 1.550%	1.981	07/01/43	1,143,246
7,320,668		FNMA		3.000	07/01/43	7,149,877
6,641,083		FNMA		3.500	07/01/43	6,648,246
6,420,552		FNMA		3.000	08/01/43	6,270,655
3,053,576		FNMA		4.000	08/01/43	3,139,991
5,162,591		FNMA		3.000	09/01/43	5,042,203
6,511,190		FNMA		3.500	09/01/43	6,518,157
4,723,162		FNMA		3.500	10/01/43	4,728,274
566,488		FNMA		4.500	10/01/43	592,787
1,809,575		FNMA		4.000	11/01/43	1,853,521
4,291,210		FNMA		4.000	11/01/43	4,395,956
1,245,278		FNMA		4.500	12/01/43	1,303,748
3,873,299		FNMA		4.500	12/01/43	4,055,588
4,612,508		FNMA		4.000	01/01/44	4,718,832
65,271,007		FNMA		4.000	03/01/44	67,113,843
3,578,560		FNMA		4.000	05/01/44	3,657,878
3,784,603		FNMA		4.000	07/01/44	3,868,008
4,098,706		FNMA		4.000	07/01/44	4,188,720
146

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,463,605	FNMA	3.500%	09/01/44	$2,462,469
3,637,743	FNMA	4.000	09/01/44	3,717,353
8,290,282	FNMA	3.500	10/01/44	8,292,876
18,379,085	FNMA	5.000	11/01/44	19,710,304
4,042,183	FNMA	4.000	12/01/44	4,128,356
6,091,065	FNMA	3.000	01/01/45	5,949,710
18,755,438	FNMA	3.000	01/01/45	18,316,379
38,062,159	FNMA	3.500	01/01/45	38,102,381
13,214,941	FNMA	3.500	02/01/45	13,188,379
8,088,823	FNMA	3.000	04/01/45	7,870,781
13,396,900	FNMA	3.500	05/01/45	13,369,972
11,168,960	FNMA	3.500	07/01/45	11,146,511
14,683,334	FNMA	4.000	07/01/45	14,985,779
9,878,736	FNMA	3.500	11/01/45	9,858,879
25,260,556	FNMA	4.000	11/01/45	25,769,629
11,992,452	FNMA	3.500	12/01/45	11,968,347
8,968,910	FNMA	3.500	12/01/45	8,950,882
7,793,200	FNMA	3.500	01/01/46	7,777,535
7,074,058	FNMA	3.500	02/01/46	7,059,839
12,517,144	FNMA	4.500	05/01/46	13,042,661
8,224,910	FNMA	3.000	06/01/46	7,977,459
15,117,294	FNMA	3.500	07/01/46	15,086,918
14,384,827	FNMA	4.000	08/01/46	14,674,622
13,086,512	FNMA	3.000	09/01/46	12,692,795
13,488,756	FNMA	3.000	10/01/46	13,082,948
26,698,456	FNMA	3.000	11/01/46	25,895,226
8,477,610	FNMA	3.500	12/01/46	8,459,915
38,654,909	FNMA	3.000	01/01/47	37,491,974
11,626,296	FNMA	4.000	02/01/47	11,862,478
13,828,155	FNMA	3.000	03/01/47	13,411,898
13,208,125	FNMA	3.500	03/01/47	13,178,506
4,042,539	FNMA	4.000	03/01/47	4,124,906
18,477,406	FNMA	3.000	04/01/47	17,921,183
17,810,109	FNMA	3.500	04/01/47	17,768,788
8,860,565	FNMA	3.500	05/01/47	8,840,693
16,925,745	FNMA	4.000	07/01/47	17,274,541
19,759,583	FNMA	3.500	08/01/47	19,706,079
19,190,330	FNMA	3.500	11/01/47	19,110,111
9,723,222	FNMA	3.500	01/01/48	9,679,374
38,618,650	FNMA	4.000	01/01/48	39,446,612
7,908,778	FNMA	3.500	07/01/55	7,892,887
3,588	Government National Mortgage Association (GNMA)	4.500	01/20/24	3,747
26,170	GNMA	4.000	04/15/24	27,081
5,826	GNMA	4.500	07/15/24	6,010
98,552	GNMA	4.000	08/15/24	101,947
24,281	GNMA	4.500	08/15/24	25,321
70,906	GNMA	4.000	09/15/24	73,353
13,528	GNMA	4.500	01/15/25	14,101
113,767	GNMA	4.000	08/15/25	117,731
61,396	GNMA	3.500	03/15/26	62,807
75,135	GNMA	4.000	04/15/26	77,756
62,738	GNMA	4.000	06/20/26	64,602
147

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$98,998	GNMA	3.500%	11/20/26	$101,098
520,783	GNMA	3.000	12/15/26	522,038
1,600,192	GNMA	2.500	04/20/27	1,571,921
1,055,590	GNMA	2.500	09/20/27	1,036,940
896	GNMA	6.500	09/15/28	988
410	GNMA	6.500	09/15/28	452
2,214	GNMA	6.500	11/15/28	2,442
1,038	GNMA	7.500	11/15/28	1,129
1,562,161	GNMA	3.500	11/20/28	1,595,642
7,576	GNMA	8.500	10/15/30	7,874
3,370	GNMA	8.500	10/20/30	3,889
412	GNMA	8.500	12/15/30	495
523	GNMA	7.000	06/20/31	604
1,572	GNMA	7.000	07/15/31	1,619
1,754	GNMA	7.000	07/15/31	1,892
9,036,678	GNMA	3.000	08/20/32	9,049,829
195,092	GNMA	6.000	10/15/32	215,461
25,710	GNMA	5.500	12/20/32	28,069
51,987	GNMA	5.500	05/15/33	56,016
9,225	GNMA	5.000	07/15/33	9,818
33,425	GNMA	5.500	07/15/33	36,160
7,861	GNMA	5.000	07/20/33	8,417
25,226	GNMA	5.000	08/15/33	26,339
27,562	GNMA	5.000	08/15/33	29,027
141,030	GNMA	5.500	09/15/33	157,477
104,577	GNMA	6.000	11/20/33	115,481
46,831	GNMA	5.500	05/20/34	51,134
67,503	GNMA	6.000	09/20/34	75,418
5,408	GNMA	5.000	10/20/34	5,791
148,799	GNMA	5.500	11/15/34	162,425
67,237	GNMA	6.500	01/15/35	75,894
35,152	GNMA	5.500	02/20/35	38,372
674,571	GNMA	5.000	03/20/35	729,302
211,651	GNMA	5.000	04/15/35	225,341
220,260	GNMA	5.500	05/20/35	240,547
8,285	GNMA	5.000	09/20/35	8,868
3,837	GNMA	5.000	11/15/35	4,008
4,900	GNMA	5.000	11/15/35	5,214
59,834	GNMA	5.500	02/20/36	64,906
7,371	GNMA	5.500	03/15/36	8,106
19,541	GNMA	5.500	05/20/36	21,054
5,469	GNMA	6.500	06/15/36	6,209
179,863	GNMA	5.500	06/20/36	193,294
10,909	GNMA	5.000	09/15/36	11,617
6,348	GNMA	6.000	09/15/36	6,993
17,053	GNMA	6.000	10/20/36	18,824
12,538	GNMA	5.000	12/15/36	13,349
10,639	GNMA	5.500	01/15/37	11,453
10,523	GNMA	6.000	01/20/37	11,659
233,744	GNMA	5.500	02/15/37	254,324
37,838	GNMA	6.000	02/20/37	41,802
281,380	GNMA	6.000	04/15/37	310,341
10,991	GNMA	6.500	04/15/37	12,120
148

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$143,189		GNMA		6.000%	04/20/37	$155,697
17,348		GNMA		6.000	06/15/37	19,068
20,931		GNMA		6.000	08/20/37	23,057
17,618		GNMA		6.500	08/20/37	20,070
79,768		GNMA		6.500	11/20/37	91,554
30,356		GNMA		6.000	12/15/37	33,181
5,410		GNMA		5.000	02/20/38	5,779
129,301		GNMA		5.000	04/15/38	137,633
5,061		GNMA		5.500	05/20/38	5,430
26,227		GNMA		5.500	06/15/38	28,847
56,102		GNMA		6.000	06/20/38	62,123
77,875		GNMA		5.500	07/15/38	84,163
453,401		GNMA		5.000	07/20/38	485,667
406,871		GNMA		5.500	07/20/38	437,171
9,453		GNMA		5.500	08/15/38	10,210
168,116		GNMA		6.000	08/15/38	185,049
65,946		GNMA		6.000	08/15/38	72,084
40,334		GNMA		6.000	08/20/38	44,595
158,228		GNMA		6.000	09/20/38	173,800
38,451		GNMA		5.000	10/15/38	40,145
14,619		GNMA		5.500	10/15/38	16,341
20,623		GNMA		6.500	10/20/38	21,496
7,791		GNMA		6.500	10/20/38	8,695
2,200		GNMA		5.500	11/15/38	2,378
31,417		GNMA		6.500	11/20/38	35,205
139,801		GNMA		6.000	12/15/38	152,812
3,332		GNMA		6.500	12/15/38	3,746
30,982		GNMA		5.000	01/15/39	32,972
744,940		GNMA		4.500	01/20/39	783,147
79,604		GNMA		6.500	01/20/39	88,899
30,050		GNMA		5.000	02/15/39	31,931
8,391		GNMA		6.000	02/15/39	9,172
25,543		GNMA		4.500	03/15/39	26,684
244,247		GNMA		4.500	03/15/39	255,818
45,519	i	GNMA	DSG1 + 1.500%	2.625	03/20/39	46,175
9,466		GNMA		4.500	03/20/39	9,955
159,906		GNMA		5.500	03/20/39	171,851
15,631		GNMA		4.500	04/15/39	16,528
262,286		GNMA		5.500	04/15/39	286,719
5,870		GNMA		5.000	04/20/39	6,286
31,826		GNMA		4.000	05/15/39	32,634
459,581		GNMA		4.500	05/15/39	486,077
212,327		GNMA		5.000	05/15/39	225,906
32,502		GNMA		4.000	05/20/39	33,600
84,821		GNMA		4.500	05/20/39	89,148
1,738,470		GNMA		5.000	05/20/39	1,861,900
13,814		GNMA		4.500	06/15/39	14,608
1,275,372		GNMA		4.500	06/15/39	1,348,962
1,536,719		GNMA		5.000	06/15/39	1,641,419
1,372,372		GNMA		5.000	06/15/39	1,465,931
28,911		GNMA		5.000	06/15/39	30,777
12,951		GNMA		5.000	06/15/39	13,789
15,427		GNMA		5.000	06/15/39	16,417
149

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$19,389		GNMA		4.000%	06/20/39	$20,043
11,567		GNMA		5.000	06/20/39	12,385
1,564,485		GNMA		4.000	07/15/39	1,604,204
18,060		GNMA		4.500	07/15/39	19,099
38,422		GNMA		4.500	07/15/39	40,637
1,702,989		GNMA		4.500	07/15/39	1,800,976
16,095		GNMA		5.000	07/15/39	17,130
194,461		GNMA		4.500	07/20/39	204,378
167,589		GNMA		5.000	07/20/39	180,117
17,591		GNMA		5.500	07/20/39	19,278
83,453		GNMA		4.000	08/15/39	85,571
214,667		GNMA		5.000	08/15/39	228,468
12,940		GNMA		5.500	08/15/39	13,963
95,891		GNMA		6.000	08/15/39	104,816
57,219		GNMA		4.000	08/20/39	59,329
43,991		GNMA		5.000	08/20/39	47,098
30,807		GNMA		5.000	09/15/39	32,179
60,565		GNMA		5.000	09/20/39	64,845
13,030		GNMA		4.500	10/15/39	13,783
8,691		GNMA		5.000	10/15/39	9,249
19,180		GNMA		4.500	10/20/39	20,158
37,370		GNMA		4.500	11/15/39	39,530
28,459		GNMA		4.500	11/20/39	29,924
32,937		GNMA		5.000	11/20/39	35,265
73,859		GNMA		4.500	12/15/39	76,830
946,666		GNMA		4.500	12/15/39	1,001,604
27,973		GNMA		4.500	12/20/39	29,399
1,004,721		GNMA		5.000	12/20/39	1,079,291
948,275		GNMA		4.500	01/20/40	996,624
13,471		GNMA		5.500	01/20/40	14,463
497,360		GNMA		5.500	02/15/40	537,019
70,896		GNMA		4.000	03/15/40	72,695
15,272		GNMA		5.000	03/15/40	16,258
7,573		GNMA		4.500	04/15/40	8,012
159,539		GNMA		5.000	04/15/40	167,145
38,100		GNMA		4.500	04/20/40	40,045
6,061		GNMA		4.500	05/15/40	6,405
177,118		GNMA		5.000	05/15/40	186,155
369,625	i	GNMA	DSG1 + 1.500%	2.625	05/20/40	384,372
8,295		GNMA		4.500	05/20/40	8,718
3,147,174		GNMA		4.500	06/15/40	3,328,302
14,016		GNMA		4.500	06/15/40	14,832
10,693		GNMA		4.500	06/15/40	11,312
186,084		GNMA		5.000	06/20/40	201,730
389,071		GNMA		4.500	07/15/40	411,516
105,429		GNMA		4.500	07/15/40	111,481
1,351,196		GNMA		4.500	07/20/40	1,420,161
40,080		GNMA		5.000	07/20/40	43,106
281,005		GNMA		4.000	08/15/40	289,511
1,247,792		GNMA		4.000	08/15/40	1,285,354
121,792		GNMA		4.500	08/15/40	128,092
104,561		GNMA		4.500	08/20/40	109,895
85,965		GNMA		4.500	09/20/40	90,354
150

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$25,094		GNMA		5.500%	09/20/40	$26,963
32,739		GNMA		6.500	09/20/40	36,223
37,586		GNMA		4.000	10/15/40	38,779
74,727		GNMA		6.000	10/20/40	82,037
462,684		GNMA		4.000	11/15/40	477,413
1,164,618		GNMA		4.000	11/20/40	1,204,045
267,275		GNMA		3.500	12/15/40	269,403
407,471		GNMA		5.500	12/20/40	437,774
1,318,132		GNMA		4.000	01/15/41	1,358,003
3,041,296		GNMA		4.000	01/20/41	3,144,344
249,551		GNMA		4.000	02/15/41	257,075
816,353		GNMA		4.500	02/20/41	858,008
453,296		GNMA		4.500	03/15/41	479,438
984,129		GNMA		4.500	04/20/41	1,034,320
202,072		GNMA		5.000	04/20/41	216,125
94,715	i	GNMA	DSG1 + 1.500%	2.625	06/20/41	97,374
217,541		GNMA		4.000	07/15/41	224,025
400,583		GNMA		4.000	07/20/41	414,141
1,290,438		GNMA		4.500	07/20/41	1,357,113
1,101,622		GNMA		5.000	07/20/41	1,190,822
284,987		GNMA		4.500	08/15/41	299,751
493,984		GNMA		5.000	08/20/41	527,648
685,219		GNMA		4.000	09/15/41	705,836
51,511	i	GNMA	DSG1 + 1.500%	2.750	09/20/41	52,904
1,802,921		GNMA		4.000	09/20/41	1,863,967
107,321		GNMA		4.000	10/15/41	110,523
108,479	i	GNMA	DSG1 + 1.500%	3.125	10/20/41	111,288
66,073	i	GNMA	DSG1 + 1.500%	3.125	10/20/41	67,825
2,314,934		GNMA		4.000	10/20/41	2,393,223
290,597		GNMA		5.500	10/20/41	313,405
714,431		GNMA		3.500	11/15/41	720,122
1,554,601		GNMA		4.000	11/15/41	1,601,344
2,953,561		GNMA		4.500	11/20/41	3,107,674
1,252,691		GNMA		5.000	11/20/41	1,341,105
351,206		GNMA		6.000	11/20/41	387,637
1,591,409		GNMA		3.500	01/20/42	1,609,834
369,629	i	GNMA	DSG1 + 1.500%	3.375	02/20/42	379,254
776,801		GNMA		3.500	03/20/42	785,795
1,218,814		GNMA		4.500	03/20/42	1,281,543
1,414,824		GNMA		3.500	04/15/42	1,426,095
2,352,896		GNMA		3.500	05/20/42	2,366,907
7,402,994		GNMA		3.500	05/20/42	7,488,710
1,655,203		GNMA		4.000	05/20/42	1,711,000
3,361,341		GNMA		3.500	07/15/42	3,376,726
379,859	i	GNMA	DSG1 + 1.500%	2.750	07/20/42	387,445
1,731,710		GNMA		3.500	07/20/42	1,751,761
2,157,884		GNMA		3.000	08/20/42	2,131,294
2,440,334		GNMA		3.500	08/20/42	2,454,867
7,277,347		GNMA		3.500	08/20/42	7,361,611
1,239,358		GNMA		6.000	08/20/42	1,368,493
2,836,405		GNMA		3.500	10/20/42	2,869,248
3,129,277		GNMA		3.000	11/20/42	3,090,718
2,628,974		GNMA		3.000	12/20/42	2,577,563
151

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,638,632	GNMA	3.000%	12/20/42	$3,593,796
2,142,374	GNMA	3.000	01/15/43	2,104,764
4,612,546	GNMA	3.000	01/15/43	4,547,255
2,776,580	GNMA	3.000	01/20/43	2,742,367
4,725,752	GNMA	3.000	02/20/43	4,667,520
2,923,272	GNMA	3.000	02/20/43	2,867,372
888,073	GNMA	3.000	04/15/43	875,502
823,528	GNMA	5.000	04/20/43	876,703
1,918,041	GNMA	3.000	05/20/43	1,894,405
2,967,992	GNMA	3.000	06/20/43	2,931,418
5,779,914	GNMA	3.500	06/20/43	5,814,337
6,423,247	GNMA	3.000	07/20/43	6,344,093
2,967,084	GNMA	3.500	07/20/43	3,001,443
14,378,459	GNMA	4.500	08/20/43	15,137,435
4,334,012	GNMA	3.500	09/20/43	4,384,205
1,593,300	GNMA	4.000	09/20/43	1,645,172
18,182,265	GNMA	3.500	10/20/43	18,392,840
9,793,349	GNMA	4.000	10/20/43	10,141,234
800,795	GNMA	3.500	11/20/43	810,069
1,738,146	GNMA	4.000	11/20/43	1,794,724
1,459,119	GNMA	4.500	12/20/43	1,537,071
1,554,138	GNMA	4.500	01/20/44	1,637,432
2,097,188	GNMA	3.500	02/20/44	2,121,478
2,912,214	GNMA	4.000	02/20/44	3,007,021
2,951,402	GNMA	4.000	05/20/44	3,047,563
3,071,543	GNMA	4.000	06/20/44	3,171,487
8,781,585	GNMA	3.500	07/20/44	8,854,879
2,270,463	GNMA	4.500	10/20/44	2,391,689
6,354,760	GNMA	3.500	11/20/44	6,391,660
8,494,253	GNMA	3.000	12/20/44	8,372,376
12,453,073	GNMA	4.000	12/20/44	12,858,884
20,501,738	GNMA	3.500	02/20/45	20,625,464
9,417,367	GNMA	4.000	03/20/45	9,724,862
9,011,673	GNMA	3.000	04/20/45	8,899,278
9,627,843	GNMA	3.000	06/20/45	9,470,463
10,039,093	GNMA	3.000	07/20/45	9,874,988
17,511,081	GNMA	4.000	11/20/45	18,081,396
10,295,996	GNMA	3.000	12/20/45	10,127,684
9,295,904	GNMA	3.500	12/20/45	9,352,011
11,057,117	GNMA	4.000	04/20/46	11,411,155
7,588,770	GNMA	3.000	05/20/46	7,461,189
32,289,488	GNMA	3.500	05/20/46	32,459,498
11,810,935	GNMA	3.000	06/20/46	11,590,788
7,391,803	GNMA	3.500	06/20/46	7,428,444
15,355,698	GNMA	3.500	08/20/46	15,429,450
8,433,177	GNMA	3.000	09/20/46	8,278,968
34,768,989	GNMA	3.500	09/20/46	34,930,711
8,717,070	GNMA	3.000	12/20/46	8,544,904
8,807,868	GNMA	3.000	01/20/47	8,632,774
12,665,743	GNMA	3.500	01/20/47	12,721,781
7,079,760	GNMA	4.000	01/20/47	7,260,879
26,382,834	GNMA	3.000	02/20/47	25,858,369
25,286,585	GNMA	3.500	02/20/47	25,398,463
152

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$18,968,458		GNMA	4.000%	04/20/47	$19,471,600
17,681,638		GNMA	3.500	05/20/47	17,759,868
9,082,602		GNMA	3.500	06/20/47	9,122,787
23,686,192		GNMA	4.500	07/20/47	24,628,182
19,119,869		GNMA	3.000	08/20/47	18,722,087
23,572,821		GNMA	3.500	08/20/47	23,677,116
38,918,145		GNMA	3.500	11/20/47	39,090,335
29,357,752		GNMA	3.500	12/20/47	29,487,642
19,684,921		GNMA	3.500	01/20/48	19,772,015
34,917,281		GNMA	4.000	05/20/48	35,816,113
25,000,000	h	GNMA	4.000	06/20/48	25,643,554
		TOTAL MORTGAGE BACKED			2,865,195,071

MUNICIPAL BONDS - 0.7%
200,000		Alabama Economic Settlement Authority	4.263	09/15/32	205,746
300,000		American Municipal Power	7.834	02/15/41	451,479
500,000		American Municipal Power	6.270	02/15/50	637,725
500,000		Bay Area Toll Authority	6.263	04/01/49	694,540
200,000		California State University	3.899	11/01/47	200,726
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	885,089
250,000		City of Chicago IL	7.375	01/01/33	277,967
300,000		City of Chicago IL	5.432	01/01/42	278,949
190,000		City of Houston TX	3.961	03/01/47	188,835
750,000		City Public Service Board of San Antonio TX	5.808	02/01/41	936,623
150,000		Colorado Bridge Enterprise	6.078	12/01/40	187,804
200,000		Commonwealth Financing Authority	4.014	06/01/33	202,708
100,000		Commonwealth Financing Authority	3.864	06/01/38	97,892
100,000		Commonwealth Financing Authority	4.144	06/01/38	100,847
200,000		Commonwealth of Massachusetts	4.200	12/01/21	206,300
500,000		Commonwealth of Massachusetts	5.731	06/01/40	630,260
100,000		Commonwealth of Massachusetts	3.277	06/01/46	91,919
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	204,473
200,000		County of Clark NV	6.820	07/01/45	291,408
350,000		Denver City & County School District No	4.242	12/15/37	359,250
200,000		District of Columbia	5.591	12/01/34	238,750
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	104,601
10,000		Energy Northwest	2.814	07/01/24	9,800
500,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	501,410
200,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	198,762
200,000		Florida State Board of Administration Finance Corp	2.638	07/01/21	198,132
200,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	193,196
200,000		Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	170,888
200,000		Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	189,004
630,000		Los Angeles Unified School District	5.750	07/01/34	763,837
100,000		Massachusetts School Building Authority	5.715	08/15/39	122,371
200,000		Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	205,780
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	134,868
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,239,493
650,000		Metropolitan Transportation Authority	7.336	11/15/39	950,397
500,000		Missouri Highway & Transportation Commission	5.445	05/01/33	578,820
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	316,098
499,000		Municipal Electric Authority of Georgia	6.655	04/01/57	624,474
947,000		New Jersey Economic Development Authority	7.425	02/15/29	1,152,906
153

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$335,000	New Jersey State Turnpike Authority	7.414%	01/01/40	$487,201
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,407,440
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	888,472
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	378,277
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	718,900
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,153,669
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	613,595
600,000	New York State Dormitory Authority	5.289	03/15/33	673,362
130,000	New York State Dormitory Authority	5.628	03/15/39	154,842
545,000	New York State Dormitory Authority	5.600	03/15/40	666,867
400,000	New York State Urban Development Corp	5.838	03/15/40	484,464
675,000	Ohio State Water Development Authority	4.879	12/01/34	741,744
750,000	Oregon School Boards Association	4.759	06/30/28	807,788
250,000	Oregon School Boards Association	5.680	06/30/28	285,923
100,000	Oregon State Department of Transportation	5.834	11/15/34	123,226
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	283,803
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	185,204
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	241,688
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	619,360
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	317,784
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,084,250
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	415,788
200,000	Port Authority of New York & New Jersey	4.810	10/15/65	225,084
200,000	Sales Tax Securitization Corp	3.587	01/01/43	190,074
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	959,780
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	114,870
100,000	San Jose Redevelopment Agency	3.375	08/01/34	95,683
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	939,280
500,000	South Carolina Public Service Authority	2.388	12/01/23	465,875
600,000	State of California	6.200	10/01/19	627,036
300,000	State of California	2.800	04/01/21	299,286
645,000	State of California	5.700	11/01/21	701,089
200,000	State of California	3.375	04/01/25	199,320
200,000	State of California	3.500	04/01/28	199,404
300,000	State of California	4.500	04/01/33	312,891
250,000	State of California	7.500	04/01/34	351,122
225,000	State of California	4.600	04/01/38	235,683
1,285,000	State of California	7.550	04/01/39	1,894,912
3,400,000	State of California	7.300	10/01/39	4,817,120
2,740,000	State of California	7.625	03/01/40	4,041,062
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	192,082
300,000	State of Connecticut	5.090	10/01/30	321,867
620,000	State of Connecticut	5.850	03/15/32	715,356
5,950,000	State of Illinois	5.100	06/01/33	5,630,842
1,295,000	State of Illinois	6.725	04/01/35	1,380,470
500,000	State of Illinois	5.650	12/01/38	482,730
500,000	State of Kansas Department of Transportation	4.596	09/01/35	550,000
239,800	State of Oregon	5.762	06/01/23	258,970
154

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	State of Texas	4.631%	04/01/33	$662,730
50,000	State of Texas	5.517	04/01/39	63,158
1,000,000	State of Texas	4.681	04/01/40	1,136,730
575,000	State of Texas Transportation Commission	5.028	04/01/26	627,296
500,000	State of Utah	3.539	07/01/25	507,105
200,000	State of Washington	5.090	08/01/33	228,832
200,000	State of Wisconsin	3.154	05/01/27	195,516
200,000	State of Wisconsin	3.954	05/01/36	202,688
604,000	State Public School Building Authority	5.000	09/15/27	655,908
100,000	Sumter Landing Community Development District	4.172	10/01/47	105,200
300,000	Tennessee Valley Authority	1.750	10/15/18	299,667
750,000	Tennessee Valley Authority	2.250	03/15/20	745,538
750,000	Tennessee Valley Authority	3.875	02/15/21	772,170
750,000	Tennessee Valley Authority	2.875	09/15/24	744,631
200,000	Tennessee Valley Authority	2.875	02/01/27	194,953
500,000	Tennessee Valley Authority	5.880	04/01/36	654,308
500,000	Tennessee Valley Authority	5.500	06/15/38	651,122
4,300,000	Tennessee Valley Authority	3.500	12/15/42	4,296,255
1,750,000	Tennessee Valley Authority	4.625	09/15/60	2,096,575
300,000	Tennessee Valley Authority	4.250	09/15/65	339,454
100,000	The Ohio State University	4.910	06/01/40	114,606
500,000	The Ohio State University	3.798	12/01/46	494,750
200,000	The Ohio State University	4.048	12/01/56	203,130
500,000	University of California	1.796	07/01/19	496,230
200,000	University of California	3.063	07/01/25	194,630
200,000	University of California	5.770	05/15/43	246,754
200,000	University of California	3.931	05/15/45	200,082
200,000	University of California	4.131	05/15/45	203,386
860,000	University of California	4.858	05/15/12	911,781
200,000	University of California	4.767	05/15/15	207,690
100,000	University of Pennsylvania	4.674	09/01/12	106,399
300,000	University of Southern California	3.028	10/01/39	271,851
200,000	University of Southern California	3.841	10/01/47	201,560
200,000	University of Southern California	5.250	10/01/11	236,044
700,000	University of Texas	4.794	08/15/46	792,771
200,000	University of Texas System	3.852	08/15/46	201,544
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	173,561
	TOTAL MUNICIPAL BONDS			74,396,267

U.S. TREASURY SECURITIES - 36.8%
21,250,000	United States Treasury Bond	4.500	02/15/36	25,964,844
37,400,000	United States Treasury Bond	5.000	05/15/37	48,790,930
115,983,000	United States Treasury Bond	3.500	02/15/39	126,190,410
18,850,000	United States Treasury Bond	4.375	11/15/39	23,121,440
12,585,000	United States Treasury Bond	3.875	08/15/40	14,463,901
11,185,000	United States Treasury Bond	4.250	11/15/40	13,545,647
26,350,000	United States Treasury Bond	4.375	05/15/41	32,506,225
10,000,000	United States Treasury Bond	3.750	08/15/41	11,305,859
18,300,000	United States Treasury Bond	3.125	11/15/41	18,780,375
4,550,000	United States Treasury Bond	3.125	02/15/42	4,668,193
22,000,000	United States Treasury Bond	3.000	05/15/42	22,102,266
10,000,000	United States Treasury Bond	2.750	08/15/42	9,608,984
4,000,000	United States Treasury Bond	2.750	11/15/42	3,841,719
155

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$10,250,000	United States Treasury Bond	2.875%	05/15/43	$10,057,412
6,500,000	United States Treasury Bond	3.625	08/15/43	7,235,566
2,000,000	United States Treasury Bond	3.750	11/15/43	2,270,781
7,615,000	United States Treasury Bond	3.625	02/15/44	8,485,966
2,500,000	United States Treasury Bond	3.375	05/15/44	2,675,293
16,750,000	United States Treasury Bond	3.000	11/15/44	16,793,838
16,000,000	United States Treasury Bond	2.500	02/15/45	14,573,125
22,000,000	United States Treasury Bond	3.000	05/15/45	22,064,453
16,000,000	United States Treasury Bond	2.875	08/15/45	15,665,000
22,000,000	United States Treasury Bond	2.500	02/15/46	19,981,328
27,000,000	United States Treasury Bond	2.500	05/15/46	24,509,883
18,300,000	United States Treasury Bond	2.875	11/15/46	17,900,402
28,000,000	United States Treasury Bond	3.000	02/15/47	28,073,281
30,000,000	United States Treasury Bond	2.750	08/15/47	28,597,266
45,000,000	United States Treasury Bond	2.750	11/15/47	42,892,383
38,500,000	United States Treasury Bond	3.000	02/15/48	38,590,234
30,000,000	United States Treasury Bond	3.125	05/15/48	30,805,078
28,350,000	United States Treasury Note	1.500	08/31/18	28,330,722
22,000,000	United States Treasury Note	1.375	09/30/18	21,966,560
30,000,000	United States Treasury Note	1.500	02/28/19	29,853,516
40,750,000	United States Treasury Note	1.500	05/31/19	40,438,008
10,000,000	United States Treasury Note	1.250	06/30/19	9,890,234
49,000,000	United States Treasury Note	1.625	06/30/19	48,647,813
50,500,000	United States Treasury Note	1.625	08/31/19	50,042,344
10,000,000	United States Treasury Note	0.875	09/15/19	9,816,797
38,500,000	United States Treasury Note	1.750	09/30/19	38,176,660
10,000,000	United States Treasury Note	1.000	10/15/19	9,817,969
77,000,000	United States Treasury Note	1.500	11/30/19	75,959,297
25,000,000	United States Treasury Note	1.750	11/30/19	24,748,047
15,000,000	United States Treasury Note	1.875	12/31/19	14,866,406
78,500,000	United States Treasury Note	1.375	02/29/20	77,049,590
50,000,000	United States Treasury Note	1.500	05/31/20	49,035,156
38,000,000	United States Treasury Note	1.500	06/15/20	37,251,875
22,500,000	United States Treasury Note	1.625	07/31/20	22,076,367
4,000,000	United States Treasury Note	2.000	07/31/20	3,955,000
5,342,000	United States Treasury Note	2.625	08/15/20	5,348,469
34,000,000	United States Treasury Note	1.375	08/31/20	33,155,313
20,000,000	United States Treasury Note	1.375	09/15/20	19,492,969
30,000,000	United States Treasury Note	1.375	09/30/20	29,220,703
6,000,000	United States Treasury Note	2.000	09/30/20	5,924,766
40,000,000	United States Treasury Note	1.375	10/31/20	38,907,812
50,000,000	United States Treasury Note	1.625	11/30/20	48,871,094
5,000,000	United States Treasury Note	2.000	11/30/20	4,931,445
43,000,000	United States Treasury Note	1.875	12/15/20	42,276,055
25,000,000	United States Treasury Note	1.750	12/31/20	24,491,211
48,500,000	United States Treasury Note	1.375	01/31/21	47,018,476
5,900,000	United States Treasury Note	3.625	02/15/21	6,050,266
16,000,000	United States Treasury Note	1.125	02/28/21	15,393,125
10,000,000	United States Treasury Note	2.000	02/28/21	9,843,359
60,000,000	United States Treasury Note	2.375	03/15/21	59,632,031
50,000,000	United States Treasury Note	1.250	03/31/21	48,201,172
23,000,000	United States Treasury Note	2.375	04/15/21	22,850,859
156

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$55,000,000	United States Treasury Note	1.375%	04/30/21	$53,143,750
23,000,000	United States Treasury Note	2.625	05/15/21	22,999,102
65,000,000	United States Treasury Note	1.375	05/31/21	62,725,000
25,000,000	United States Treasury Note	1.125	06/30/21	23,918,945
39,000,000	United States Treasury Note	1.125	07/31/21	37,263,281
27,610,000	United States Treasury Note	2.125	08/15/21	27,181,829
40,000,000	United States Treasury Note	1.125	08/31/21	38,154,688
30,185,000	United States Treasury Note	1.125	09/30/21	28,757,108
50,000,000	United States Treasury Note	1.250	10/31/21	47,765,625
13,379,100	United States Treasury Note	8.000	11/15/21	15,669,226
57,000,000	United States Treasury Note	1.750	11/30/21	55,307,813
51,700,000	United States Treasury Note	2.000	12/31/21	50,542,809
24,300,000	United States Treasury Note	1.875	01/31/22	23,633,648
60,000,000	United States Treasury Note	1.875	02/28/22	58,319,531
3,000,000	United States Treasury Note	1.750	03/31/22	2,900,273
51,000,000	United States Treasury Note	1.875	03/31/22	49,527,773
92,000,000	United States Treasury Note	1.875	04/30/22	89,265,157
33,000,000	United States Treasury Note	1.750	05/31/22	31,838,555
30,000,000	United States Treasury Note	1.750	06/30/22	28,918,359
63,000,000	United States Treasury Note	1.875	07/31/22	60,974,648
55,000,000	United States Treasury Note	1.625	08/31/22	52,660,352
35,000,000	United States Treasury Note	1.875	09/30/22	33,828,320
65,000,000	United States Treasury Note	2.000	10/31/22	63,100,781
10,500,000	United States Treasury Note	1.625	11/15/22	10,029,141
108,000,000	United States Treasury Note	2.000	11/30/22	104,802,187
16,000,000	United States Treasury Note	2.125	12/31/22	15,594,375
25,000,000	United States Treasury Note	2.375	01/31/23	24,621,094
60,000,000	United States Treasury Note	2.625	02/28/23	59,742,187
80,000,000	United States Treasury Note	2.500	03/31/23	79,175,000
30,000,000	United States Treasury Note	2.750	04/30/23	30,019,922
80,000,000	United States Treasury Note	2.750	05/31/23	80,071,875
60,000,000	United States Treasury Note	2.625	06/30/23	59,690,625
13,000,000	United States Treasury Note	2.750	11/15/23	12,992,891
10,000,000	United States Treasury Note	2.125	11/30/23	9,678,125
15,000,000	United States Treasury Note	2.250	01/31/24	14,591,602
25,000,000	United States Treasury Note	2.125	03/31/24	24,127,930
26,000,000	United States Treasury Note	2.500	05/15/24	25,587,656
40,005,000	United States Treasury Note	2.250	11/15/24	38,700,149
40,000,000	United States Treasury Note	2.250	12/31/24	38,673,438
18,000,000	United States Treasury Note	2.625	03/31/25	17,791,172
20,000,000	United States Treasury Note	2.875	04/30/25	20,074,219
37,000,000	United States Treasury Note	2.125	05/15/25	35,400,039
10,000,000	United States Treasury Note	2.875	05/31/25	10,036,328
17,000,000	United States Treasury Note	2.000	08/15/25	16,100,195
30,000,000	United States Treasury Note	2.250	11/15/25	28,848,047
44,500,000	United States Treasury Note	1.625	02/15/26	40,818,320
30,000,000	United States Treasury Note	1.625	05/15/26	27,438,281
25,000,000	United States Treasury Note	1.500	08/15/26	22,571,289
11,000,000	United States Treasury Note	2.000	11/15/26	10,305,195
27,000,000	United States Treasury Note	2.250	02/15/27	25,758,633
56,000,000	United States Treasury Note	2.250	08/15/27	53,283,125
67,000,000	United States Treasury Note	2.750	02/15/28	66,400,664
50,000,000	United States Treasury Note	2.875	05/15/28	50,078,125
157

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
	TOTAL U.S. TREASURY SECURITIES			$3,750,991,970

	TOTAL GOVERNMENT BONDS			7,263,731,780
	(Cost $7,414,685,708)

STRUCTURED ASSETS - 2.5%

ASSET BACKED - 0.8%
$279,155	American Airlines Pass Through Trust	4.950%	01/15/23	287,711
387,616	American Airlines Pass Through Trust	4.000	07/15/25	386,574
241,202	American Airlines Pass Through Trust	3.700	10/01/26	235,473
256,006	American Airlines Pass Through Trust	3.375	05/01/27	246,931
181,059	American Airlines Pass Through Trust	3.600	09/22/27	176,985
185,626	American Airlines Pass Through Trust	3.575	01/15/28	180,150
161,350	American Airlines Pass Through Trust	3.200	06/15/28	152,898
288,300	American Airlines Pass Through Trust	3.650	02/15/29	280,412
1,885,000	American Express Credit Account Master Trust	1.930	09/15/22	1,857,286
	Series - 2017 1 (Class A)
1,000,000	American Express Credit Account Master Trust	2.990	12/15/23	1,000,010
	Series - 2018 4 (Class A)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	2,997,586
	Series - 2015 1 (Class C)
1,565,000	AmeriCredit Automobile Receivables Trust	2.730	03/08/21	1,565,106
	Series - 2015 3 (Class C)
955,000	AmeriCredit Automobile Receivables Trust	1.830	12/08/21	939,513
	Series - 2016 4 (Class B)
1,325,000	AmeriCredit Automobile Receivables Trust	2.600	09/18/23	1,301,153
	Series - 2017 4 (Class C)
1,000,000	BMW Vehicle Lease Trust	2.180	06/22/20	992,336
	Series - 2017 1 (Class A4)
1,200,000	Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,182,096
	Series - 2015 A2 (Class A2)
1,500,000	Capital One Multi-Asset Execution Trust	1.990	07/17/23	1,469,664
	Series - 2017 A4 (Class A4)
748,766	CarMax Auto Owner Trust	1.520	02/16/21	743,238
	Series - 2016 2 (Class A3)
1,000,000	CarMax Auto Owner Trust	2.480	11/15/22	990,576
	Series - 2018 1 (Class A3)
575,000	CarMax Auto Owner Trust	2.410	12/15/22	561,661
	Series - 2017 2 (Class B)
2,841	CenterPoint Energy Transition	3.460	08/15/19	2,844
	Series - 0 1 (Class A2)
320,467	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	325,504
	Series - 2005 A (Class A5)
402,710	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	399,971
	Series - 2012 1 (Class A2)
1,470,000	Chase Issuance Trust	1.370	06/15/21	1,451,664
	Series - 2016 A2 (Class A)
2,500,000	Chase Issuance Trust	1.270	07/15/21	2,463,828
	Series - 2016 A5 (Class A5)
1,600,000	Chase Issuance Trust	1.840	04/15/22	1,570,080
	Series - 2015 A4 (Class A4)
1,500,000	Chase Issuance Trust	2.770	03/15/23	1,491,485
	Series - 2014 A2 (Class A2)
158

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Chase Issuance Trust	2.160%	09/16/24	$964,467
		Series - 2012 A7 (Class A7)
2,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,988,302
		Series - 2014 A6 (Class A6)
1,000,000		CitiBank Credit Card Issuance Trust	1.920	04/07/22	983,117
		Series - 2017 A3 (Class A3)
2,000,000		CitiBank Credit Card Issuance Trust	1.860	08/08/22	1,953,219
		Series - 2017 A8 (Class A8)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	1,994,252
		Series - 0 A1 (Class A1)
1,250,000		CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,216,226
		Series - 2016 A2 (Class A2)
650,000	i	CSAIL Commercial Mortgage Trust	4.910	01/15/49	656,245
		Series - 2016 C6 (Class C)
500,000		CSAIL Commercial Mortgage Trust	2.608	11/15/49	483,462
		Series - 2016 C7 (Class A3)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,248,917
		Series - 2015 C1 (Class A2)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	994,634
		Series - 2014 A4 (Class A4)
3,500,000		Discover Card Execution Note Trust	1.880	02/15/23	3,427,076
		Series - 2017 A6 (Class A6)
915,093		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	904,534
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,915,706
		Series - 2012 K023 (Class A2)
298,179		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	297,189
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	489,069
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	492,568
		Series - 2013 K027 (Class A2)
65,935		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	65,591
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	2,992,901
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,782,505
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,528,749
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	2,969,259
		Series - 2015 K045 (Class A2)
159

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$975,000		Ford Credit Auto Owner Trust	2.240%	06/15/22	$956,204
		Series - 2017 A (Class B)
1,135,000		Ford Credit Floorplan Master Owner Trust	1.950	11/15/21	1,120,445
		Series - 2016 5 (Class A1)
487,620		GM Financial Automobile Leasing Trust	1.620	09/20/19	486,192
		Series - 2016 2 (Class A3)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	226,818
		Series - 2014 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.770	01/18/22	1,474,164
		Series - 2017 B (Class A3)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	1,990,903
		Series - 2015 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.960	02/15/23	1,458,955
		Series - 2017 B (Class A4)
748,489		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	741,479
		Series - 2016 1 (Class A3)
946,354		Nissan Auto Receivables Owner Trust	1.180	01/15/21	935,814
		Series - 2016 C (Class A3)
149,550		Santander Drive Auto Receivables Trust	2.460	06/15/20	149,659
		Series - 2014 5 (Class C)
1,000,000		Santander Drive Auto Receivables Trust	2.320	08/16/21	992,391
		Series - 2018 1 (Class A3)
910,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	911,006
		Series - 2016 1 (Class C)
248,222		United Airlines Pass Through Trust	4.300	08/15/25	252,963
		Series - 0 2013-1 Cl (Class )
257,188		United Airlines Pass Through Trust	3.750	09/03/26	255,338
		Series - 0 2014-2 Cl (Class )
180,659		United Airlines Pass Through Trust	3.450	12/01/27	174,264
194,723		United Airlines Pass Through Trust	3.100	07/07/28	184,327
194,724		United Airlines Pass Through Trust	3.450	07/07/28	187,855
389,428		United Airlines Pass Through Trust	2.875	10/07/28	360,454
1,500,000		United Airlines Pass Through Trust	3.500	03/01/30	1,456,124
137,129		US Airways Pass Through Trust	4.625	06/03/25	140,091
223,102		US Airways Pass Through Trust	3.950	11/15/25	221,273
15,000	g	Vornado DP LLC	4.004	09/13/28	15,289
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,201,301
		Series - 2015 B (Class A)
8,000,000		World Financial Network Credit Card Master Trust	3.070	12/16/24	7,963,914
		Series - 2018 A (Class A)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,057,063
		Series - 2014 B (Class A4)
4,000,000		World Omni Auto Receivables Trust	2.500	04/17/23	3,957,440
		Series - 2018 A (Class A3)
1,000,000		World Omni Auto Receivables Trust	2.730	02/15/24	988,639
		Series - 2018 A (Class A4)
		TOTAL ASSET BACKED			85,461,088

OTHER MORTGAGE BACKED - 1.7%
2,000,000		BANK	3.538	11/15/54	1,971,292
		Series - 2017 BNK9 (Class A4)
160

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		BANK	3.390%	06/15/60	$1,461,157
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	5,014,811
		Series - 2018 BN10 (Class ASB)
2,000,000		BANK	3.898	02/15/61	1,985,561
		Series - 2018 BN10 (Class AS)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	2,970,455
		Series - 2017 C1 (Class A4)
3,000,000		BENCHMARK Mortgage Trust	3.571	01/15/51	3,032,769
		Series - 2018 B1 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	3.878	01/15/51	996,760
		Series - 2018 B1 (Class AM)
1,000,000	h	BENCHMARK Mortgage Trust	3.976	07/15/51	1,029,978
		Series - 2018 B4 (Class A2)
1,000,000	h,i	BENCHMARK Mortgage Trust	4.716	07/15/51	1,013,150
		Series - 2018 B4 (Class C)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	990,311
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	1,991,072
		Series - 2017 CD3 (Class A4)
1,000,000		CD Commercial Mortgage Trust	3.025	08/15/50	988,957
		Series - 2017 CD5 (Class A2)
2,500,000		CD Commercial Mortgage Trust	3.431	08/15/50	2,440,471
		Series - 2017 CD5 (Class A4)
1,000,000	i	CD Commercial Mortgage Trust	3.684	08/15/50	981,809
		Series - 2017 CD5 (Class AS)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,032,951
		Series - 2013 2013-GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	776,615
		Series - 2014 2014-GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	443,792
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	502,063
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	974,072
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	987,580
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	998,056
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	1,953,921
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	492,241
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,412,654
		Series - 2016 C2 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	981,368
		Series - 2017 P8 (Class A4)
2,000,000		Citigroup Commercial Mortgage Trust	4.074	06/10/51	2,064,790
		Series - 2018 C5 (Class A2)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,494,200
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	589,653
		Series - 2012 LC4 (Class AM)
161

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,447		COMM Mortgage Trust	2.752%	08/15/45	$349,289
		Series - 2012 CR2 (Class ASB)
400,000		COMM Mortgage Trust	2.941	01/10/46	393,158
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	520,634
		Series - 0 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,028,414
		Series - 2013 CR12 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	11/10/46	2,002,080
		Series - 2013 CR13 (Class A2)
893,192		COMM Mortgage Trust	2.928	02/10/47	893,407
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	510,809
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	970,366
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,027,770
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,013,627
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,007,218
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,001,089
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,009,231
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,074,225
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.402	02/10/48	987,013
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,702,608
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	987,599
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,007,732
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,503,492
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,509,450
		Series - 2015 LC23 (Class A4)
21,638	i	COMM Mortgage Trust	6.254	12/10/49	21,605
		Series - 2008 LS1 (Class ASM)
500,000		COMM Mortgage Trust	4.258	08/10/50	519,410
		Series - 2013 CR11 (Class A4)
2,750,000		Commercial Mortgage Pass Through Certificates	3.955	02/10/47	2,815,882
		Series - 2014 CR14 (Class A3)
2,000,000		DBJPM	2.691	05/10/49	1,973,668
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,412,278
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	974,833
		Series - 2016 C1 (Class AM)
162

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,590,000		DBJPM	3.328%	06/10/50	$1,542,196
		Series - 2017 C6 (Class A5)
298,992		GS Mortgage Securities Corp II	3.314	01/10/45	300,222
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	294,820
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	295,051
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	788,913
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,751,325
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	502,251
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	200,055
		Series - 0 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	494,364
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	518,777
		Series - 2013 GC16 (Class AAB)
158,044		GS Mortgage Securities Trust	2.924	01/10/47	158,087
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,029,335
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,498,099
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,851,658
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,445,502
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.924	11/10/49	1,285,941
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	985,381
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,462,794
		Series - 2017 GS7 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	93,442
		Series - 2009 IWST (Class A2)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.312	05/15/45	293,363
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	301,090
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	514,395
		Series - 2013 C13 (Class A4)
394,890		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	403,390
		Series - 2011 C5 (Class A3)
163

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166%	12/15/46	$515,905
		Series - 2013 C16 (Class A4)
370,772		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	367,157
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	293,536
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	494,790
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	566,068
		Series - 2013 C10 (Class AS)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.960	04/15/46	1,471,233
		Series - 2013 LC11 (Class A5)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.822	08/15/49	938,708
		Series - 2016 JP2 (Class A4)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,029,394
		Series - 2014 C22 (Class A4)
1,477,344		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,476,929
		Series - 2014 C24 (Class A2)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,876,176
		Series - 2015 C29 (Class B)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.322	07/15/48	1,994,983
		Series - 2015 C30 (Class A3)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,642,416
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,076,370
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,014,937
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	993,644
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	501,269
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.902	03/15/49	521,079
		Series - 2016 C1 (Class B)
1,000,000		JPMCC Commercial Mortgage Securities Trust	3.038	09/15/50	989,496
		Series - 2017 JP7 (Class A2)
2,500,000		JPMCC Commercial Mortgage Securities Trust	3.454	09/15/50	2,446,565
		Series - 2017 JP7 (Class A5)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	990,626
		Series - 2016 C2 (Class B)
139,677	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	105,828
		Series - 2006 C6 (Class AJ)
35,452	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	35,444
		Series - 2007 C6 (Class AM)
82,292		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	81,762
		Series - 2012 2012-C6 (Class A3)
164

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918%	02/15/46	$58,893
		Series - 2013 2013-C7 (Class A4)
628,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	611,871
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,230,378
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	491,262
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	238,119
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	203,284
		Series - 2013 2013-C12 (Class ASB)
348,795		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	348,873
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	572,611
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,262,553
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,034,424
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,429,936
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	980,772
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,004,908
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	2,965,959
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	1,972,935
		Series - 2017 C33 (Class A5)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,245,616
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	531,203
		Series - 2016 UBS9 (Class A4)
2,818		Morgan Stanley Capital I Trust	4.770	07/15/56	2,810
		Series - 0 IQ9 (Class AJ)
1,000,000	h	Morgan Stanley Capital I, Inc	3.997	07/15/51	1,029,963
		Series - 2018 H3 (Class A2)
1,000,000	h,i	Morgan Stanley Capital I, Inc	5.013	07/15/51	1,009,047
		Series - 2018 H3 (Class C)
45,198	i	TIAA Seasoned Commercial Mortgage Trust	5.477	08/15/39	45,347
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,487,190
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	496,655
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,005,786
		Series - 2012 C2 (Class A4)
326,470		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	328,654
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	104,420
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	992,807
		Series - 2017 C3 (Class A2)
165

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		UBS Commercial Mortgage Trust	3.426%	08/15/50	$1,458,752
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	990,298
		Series - 2017 C3 (Class AS)
1,000,000		UBS Commercial Mortgage Trust	3.147	10/15/50	994,517
		Series - 2017 C4 (Class A2)
10,000,000		UBS Commercial Mortgage Trust	3.713	02/15/51	10,151,175
		Series - 2018 C8 (Class A2)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	872,571
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,001,577
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	478,691
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	1,858,581
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	456,480
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	963,111
		Series - 2016 NXS6 (Class AS)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	111,292
		Series - 2016 C33 (Class C)
1,075,000		WF-RBS Commercial Mortgage Trust	3.037	03/15/45	1,064,253
		Series - 2013 C11 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.979	06/15/45	250,296
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	395,618
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	762,410
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	599,064
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	502,611
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,031,695
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,023,578
		Series - 2014 C20 (Class A3)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	496,545
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			170,373,553

		TOTAL STRUCTURED ASSETS			255,834,641
		(Cost $262,094,390)

		TOTAL BONDS			10,134,053,632
		(Cost $10,357,109,426)
166

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.5%
$45,450,000	Federal Home Loan Bank (FHLB)	1.630%	07/02/18	$45,450,000
	TOTAL GOVERNMENT AGENCY DEBT			45,450,000

TREASURY DEBT - 0.2%
1,920,000	United States Treasury Bill	1.755	07/12/18	1,919,104
20,725,000	United States Treasury Bill	1.773	07/19/18	20,708,130
	TOTAL TREASURY DEBT			22,627,234

	TOTAL SHORT-TERM INVESTMENTS			68,077,234
	(Cost $68,073,575)

	TOTAL INVESTMENTS - 100.1%			10,202,130,866
	(Cost $10,425,183,001)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%			(6,789,065)
	NET ASSETS - 100.0%			$10,195,341,801

Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2018, the aggregate value of these securities was $55,556,854 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
167

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 2.6%

AUTOMOBILES & COMPONENTS - 0.1%
$1,930,760	i	Dealer Tire LLC	LIBOR 3 M + 3.250%	5.630%	12/22/21	$1,887,318
2,764,206	i	Gates Global LLC	LIBOR 3 M + 2.750%	5.080	04/01/24	2,759,756
		TOTAL AUTOMOBILES & COMPONENTS				4,647,074

CAPITAL GOODS - 0.1%
2,577,706	i	CHI Overhead Doors, Inc	LIBOR 1 M + 3.250%	5.340	07/31/22	2,583,068
396,000	i	Penn Engineering & Manufacturing Corp	LIBOR 1 M + 2.750%	4.840	06/27/24	395,505
493,750	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 3.500%	5.580	11/20/23	490,511
		TOTAL CAPITAL GOODS				3,469,084

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,980,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	3.840	06/28/24	1,975,050
1,360,254	i	Cotiviti Corp	LIBOR 1 and 3 M + 2.250%	4.350	09/28/23	1,357,711
2,962,575	i	Creative Artists Agency LLC	LIBOR 1 M + 3.000%	5.070	02/15/24	2,958,872
3,123,335	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.840	10/24/21	3,135,048
1,772,442	i	Spin Holdco, Inc	LIBOR 2 M + 3.250%	5.340	11/14/22	1,764,218
3,174,411	i	Trans Union LLC	LIBOR 1 M + 2.000%	4.090	04/07/23	3,163,396
199,495	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/14/22	199,495
1,142,063	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	5.340	05/16/22	1,142,063
1,469,769	i	West Corp	LIBOR 1 M + 4.000%	6.090	10/10/24	1,463,155
1,196,736	i	XPO Logistics, Inc	LIBOR 1 M + 2.000%	4.090	02/24/25	1,185,834
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				18,344,842

CONSUMER DURABLES & APPAREL - 0.0%
1,459,936	i	Academy Ltd	LIBOR 1 M + 4.000%	5.980	07/01/22	1,211,338
977,218	i	FullBeauty Brands Holdings Corp	LIBOR 1 M + 4.750%	6.840	10/14/22	390,887
		TOTAL CONSUMER DURABLES & APPAREL				1,602,225

CONSUMER SERVICES - 0.3%
2,765,090	i	Allied Universal Holdco LLC	LIBOR 1 M + 3.750%	5.840	07/28/22	2,720,157
3,303,720	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	6.080	08/12/22	3,291,331
1,634,292	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.840	05/02/22	1,624,633
2,288,514	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	4.840	08/14/24	2,271,351
3,546,985	†,i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	5.480	06/19/22	3,511,515
		TOTAL CONSUMER SERVICES				13,418,987

DIVERSIFIED FINANCIALS - 0.0%
255,000	i	Donnelley Financial Solutions, Inc	LIBOR 1 W + 3.000%	4.980	09/29/23	254,681
		TOTAL DIVERSIFIED FINANCIALS				254,681
168

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
ENERGY - 0.1%
$1,435,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.466%	12/31/21	$1,585,675
3,000,000	i	Ultra Resources, Inc	LIBOR 1 M + 3.000%	5.090	04/12/24	2,758,140
		TOTAL ENERGY				4,343,815

FOOD & STAPLES RETAILING - 0.1%
2,372,051	i	Albertsons LLC	LIBOR 1 M + 2.750%	4.840	08/25/21	2,347,263
112,860	i	Albertsons LLC	LIBOR 3 M + 3.000%	5.319	06/22/23	111,559
1,141,375	i	Give & Go Prepared Foods Corp	LIBOR 3 M + 4.250%	6.580	07/29/23	1,070,039
		TOTAL FOOD & STAPLES RETAILING				3,528,861

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
641,875	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.840	03/01/24	639,365
56,351	i	Envision Healthcare Corp	LIBOR 1 M + 3.000%	5.100	12/01/23	56,234
788,492	i	Greatbatch Ltd	LIBOR 1 M + 3.250%	5.300	10/27/22	789,335
1,466,977	i	Midwest Physician Administrative Services LLC	LIBOR 1 M + 2.750%	4.840	08/15/24	1,454,141
1,915,582	i	Onex Schumacher Finance LP	LIBOR 1 M + 4.000%	6.090	07/29/22	1,902,422
980,000	i	Precyse Acquisition Corp	LIBOR 1 M + 4.500%	6.590	10/20/22	972,650
221,625	i	Press Ganey Holdings, Inc	LIBOR 1 M + 2.750%	4.840	10/23/23	221,071
2,108,163	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.840	02/06/24	2,023,836
1,242,250	i	VCVH Holding Corp	LIBOR 3 M + 5.000%	7.340	06/01/23	1,245,356
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				9,304,410

INSURANCE - 0.1%
222,196	i	Acrisure LLC	LIBOR 3 M + 4.250%	6.610	11/22/23	221,225
480,414	i	AssuredPartners, Inc	LIBOR 1 M + 3.250%	5.340	10/22/24	477,714
1,922,131	i	Asurion LLC	LIBOR 1 M + 2.750%	4.840	08/04/22	1,917,326
337,363	i	Asurion LLC	LIBOR 1 M + 2.750%	4.627	11/03/23	336,519
800,000	i	Asurion LLC	LIBOR 1 M + 6.000%	7.240	08/04/25	811,000
1,246,875	i	Deerfield Holdings Corp	LIBOR 3 M + 3.250%	5.580	02/13/25	1,240,379
		TOTAL INSURANCE				5,004,163

MATERIALS - 0.1%
792,000	i	Flex Acquisition Co, Inc	LIBOR 3 M + 3.000%	5.310	12/31/23	787,913
271,706	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.080	10/21/24	269,329
421,818	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.500%	4.600	10/15/24	418,882
1,347,420	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.810	07/29/22	1,348,538
721,154	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	4.840	11/15/23	717,245
195,529	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.090	09/23/24	195,334
451,221	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.090	09/23/24	450,770
		TOTAL MATERIALS				4,188,011

MEDIA - 0.2%
2,410,515	i	CDS US Intermediate Holdings, Inc	LIBOR 1 M + 3.750%	5.840	07/08/22	2,389,423
1,543,008	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.320	07/17/25	1,531,435
801,872	i	EIG Investors Corp	LIBOR 2 M + 3.750%	6.070	02/09/23	800,205
473,813	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.340	03/24/25	471,443
437,500	i	Match Group, Inc	LIBOR 1 M + 2.500%	4.590	11/16/22	439,141
62,624	i	Mission Broadcasting, Inc	LIBOR 1 M + 2.500%	4.480	01/17/24	62,498
482,208	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	4.480	01/17/24	481,239
3,149,974	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.840	03/15/24	3,041,048
		TOTAL MEDIA				9,216,432
169

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
$1,811,313	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.590%	09/26/24	$1,682,709
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,682,709

REAL ESTATE - 0.1%
2,799,162	i	DTZ US Borrower LLC	LIBOR 3 M + 3.250%	5.580	11/04/21	2,792,472
317,688	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.090	04/25/23	315,801
673,313	i	Ten-X LLC	LIBOR 3 M + 4.000%; Prime 3 M + 3.000%	6.090	09/29/24	665,179
		TOTAL REAL ESTATE				3,773,452

RETAILING - 0.2%
910,253	i	Men’s Wearhouse, Inc	LIBOR 1 M + 3.500%	5.480	04/09/25	914,048
2,934,470	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.010	03/11/22	2,419,823
1,042,125	i	Sally Holdings LLC	LIBOR 1 M + 2.250%	4.350	07/05/24	1,005,651
1,500,000		Sally Holdings LLC		4.500	07/05/24	1,415,625
1,990,000	i	Staples, Inc	LIBOR 3 M + 4.000%	6.360	09/12/24	1,962,021
		TOTAL RETAILING				7,717,168

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
748,125	i	Brooks Automation, Inc	LIBOR 1 M + 2.500%	4.510	10/04/24	748,125
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				748,125

SOFTWARE & SERVICES - 0.2%
2,562,680	i	DTI Holdco, Inc	LIBOR 1 M + 4.750%	6.840	10/02/23	2,557,888
1,272,113	i	First Data Corp	LIBOR 1 M + 2.000%	4.090	07/08/22	1,265,752
940,466	i	Infor US, Inc	LIBOR 1 M + 2.750%	4.840	02/01/22	935,059
1,984,578	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.340	11/29/24	1,968,861
160,047	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.340	11/29/24	158,779
2,117,141	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	4.340	07/08/22	2,123,027
		TOTAL SOFTWARE & SERVICES				9,009,366

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
893,497	i	MKS Instruments, Inc	LIBOR 1 M + 1.750%	3.880	05/01/23	893,496
531,257	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.340	07/05/23	531,257
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,424,753

TELECOMMUNICATION SERVICES - 0.0%
1,173,135	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.350	01/22/23	1,143,807
		TOTAL TELECOMMUNICATION SERVICES				1,143,807

TRANSPORTATION - 0.1%
1,506,963	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.590	06/09/23	1,496,414
		TOTAL TRANSPORTATION				1,496,414

UTILITIES - 0.0%
985,031	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	6.090	07/14/23	987,129
		TOTAL UTILITIES				987,129

		TOTAL BANK LOAN OBLIGATIONS				105,305,508
		(Cost $107,117,627)
170

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 95.5%

CORPORATE BONDS - 30.4%

AUTOMOBILES & COMPONENTS - 0.6%
$350,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$315,000
720,000	g	Allison Transmission, Inc	5.000	10/01/24	708,300
950,000		Aptiv plc	3.150	11/19/20	943,060
1,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	1,522,500
1,000,000		Ford Motor Co	7.450	07/16/31	1,175,040
2,575,000		General Motors Co	3.500	10/02/18	2,579,886
2,300,000		General Motors Co	4.200	10/01/27	2,203,906
1,350,000		General Motors Co	6.600	04/01/36	1,460,358
1,325,000		General Motors Co	6.250	10/02/43	1,372,191
1,325,000		General Motors Co	5.200	04/01/45	1,215,272
750,000		General Motors Co	6.750	04/01/46	830,880
800,000		Goodyear Tire & Rubber Co	5.000	05/31/26	744,000
2,000,000	g	Hyundai Capital America	3.250	09/20/22	1,945,100
4,000,000	g	Hyundai Capital America	4.125	06/08/23	3,978,013
250,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	246,250
250,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	239,375
250,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	235,313
1,450,000		Magna International, Inc	3.625	06/15/24	1,445,899
1,875,000	g	Nemak SAB de C.V.	4.750	01/23/25	1,772,812
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,836,125
		TOTAL AUTOMOBILES & COMPONENTS			26,769,280

BANKS - 4.8%
1,900,000	g	Akbank TAS	7.200	03/16/27	1,715,434
2,000,000	g	Akbank Turk AS.	6.797	04/27/28	1,726,084
1,500,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,449,584
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,530,945
3,575,000	g	Banco del Estado de Chile	2.668	01/08/21	3,476,688
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	1,894,400
1,400,000		Banco Santander S.A.	3.125	02/23/23	1,328,040
800,000		Banco Santander S.A.	3.800	02/23/28	730,417
1,000,000		Bank of America Corp	5.490	03/15/19	1,016,845
10,000,000		Bank of America Corp	2.250	04/21/20	9,862,437
3,225,000		Bank of America Corp	2.151	11/09/20	3,151,943
2,150,000		Bank of America Corp	3.875	08/01/25	2,138,578
4,200,000		Bank of America Corp	3.248	10/21/27	3,912,726
2,500,000		Bank of America Corp	3.419	12/20/28	2,353,246
4,000,000		Bank of America Corp	3.970	03/05/29	3,935,360
5,000,000	g	Bank of Montreal	2.500	01/11/22	4,887,537
1,275,000		Bank of Montreal	3.803	12/15/32	1,181,045
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	942,537
1,500,000		Barclays plc	4.338	05/16/24	1,480,961
1,550,000		Barclays plc	3.650	03/16/25	1,451,440
1,325,000	g	BNP Paribas S.A.	3.375	01/09/25	1,251,480
2,400,000	g	BNP Paribas S.A.	4.375	03/01/33	2,250,792
650,000	g	BPCE S.A.	3.000	05/22/22	628,033
171

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,300,000	g	BPCE S.A.	4.625%	07/11/24	$1,283,114
435,000	g	BPCE S.A.	4.500	03/15/25	423,955
375,000		Branch Banking & Trust Co	2.300	10/15/18	374,781
2,000,000		Capital One Bank USA NA	2.650	08/08/22	1,918,507
300,000		Capital One Bank USA NA	3.375	02/15/23	292,124
4,000,000		Capital One NA	2.350	01/31/20	3,942,480
5,000,000		CitiBank NA	2.100	06/12/20	4,896,706
9,200,000		Citigroup, Inc	3.200	10/21/26	8,560,211
1,650,000		Citigroup, Inc	4.300	11/20/26	1,609,495
2,150,000		Citigroup, Inc	3.668	07/24/28	2,043,990
1,525,000		Citizens Bank NA	2.650	05/26/22	1,474,281
1,325,000		Compass Bank	2.875	06/29/22	1,278,751
2,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	2,651,157
6,825,000		Cooperatieve Rabobank UA	3.750	07/21/26	6,386,928
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,147,508
1,075,000	g	Credit Agricole S.A.	2.375	07/01/21	1,039,761
2,075,000	g	Credit Agricole S.A.	3.750	04/24/23	2,032,297
2,325,000	g	Credit Agricole S.A.	3.250	10/04/24	2,188,499
2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,904,586
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,536,210
2,350,000		Deutsche Bank AG.	3.950	02/27/23	2,255,748
1,206,000		Discover Bank	3.200	08/09/21	1,192,173
450,000		Discover Bank	3.450	07/27/26	417,402
500,000	g	HSBC Bank plc	4.125	08/12/20	509,069
4,075,000		HSBC Holdings plc	2.650	01/05/22	3,944,540
1,275,000		HSBC Holdings plc	3.262	03/13/23	1,248,703
1,100,000		HSBC Holdings plc	3.033	11/22/23	1,061,431
2,000,000		HSBC Holdings plc	3.950	05/18/24	1,994,440
2,500,000		HSBC Holdings plc	3.900	05/25/26	2,443,752
750,000		HSBC Holdings plc	4.375	11/23/26	738,283
1,250,000		HSBC Holdings plc	4.041	03/13/28	1,213,053
2,625,000		Huntington National Bank	2.500	08/07/22	2,529,017
1,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	918,500
800,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	685,509
5,000,000		JPMorgan Chase & Co	2.250	01/23/20	4,936,257
3,275,000		JPMorgan Chase & Co	2.295	08/15/21	3,163,755
2,175,000		JPMorgan Chase & Co	2.776	04/25/23	2,109,667
700,000		JPMorgan Chase & Co	2.700	05/18/23	671,768
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	4,951,556
2,000,000		JPMorgan Chase & Co	3.200	06/15/26	1,890,520
4,075,000		JPMorgan Chase & Co	2.950	10/01/26	3,783,878
2,325,000		JPMorgan Chase & Co	3.882	07/24/38	2,149,839
775,000		KeyBank NA	2.500	12/15/19	768,877
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	772,640
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,165,328
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	1,710,570
3,500,000		PNC Bank NA	2.600	07/21/20	3,457,584
1,275,000		PNC Bank NA	2.450	11/05/20	1,253,078
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,503,384
2,325,000		Santander Holdings USA, Inc	3.400	01/18/23	2,244,105
975,000		Santander Holdings USA, Inc	4.400	07/13/27	934,678
675,000		Santander UK Group Holdings plc	3.571	01/10/23	656,446
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	2,951,643
172

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Sumitomo Mitsui Banking Corp	2.500%	07/19/18	$2,000,023
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,482,862
2,800,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	2,703,590
3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,545,809
1,350,000		SunTrust Banks, Inc	2.900	03/03/21	1,333,383
575,000		SunTrust Banks, Inc	2.750	05/01/23	555,178
2,700,000		Toronto-Dominion Bank	1.850	09/11/20	2,629,350
475,000		Toronto-Dominion Bank	3.625	09/15/31	446,794
2,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,191,260
2,300,000	g	Turkiye Is Bankasi	6.125	04/25/24	2,090,256
2,000,000	g	Turkiye Vakiflar Bankasi TAO	5.750	01/30/23	1,787,672
850,000	g	UBS AG.	2.450	12/01/20	830,432
675,000	g	UBS AG.	4.500	06/26/48	687,618
400,000		UnionBanCal Corp	3.500	06/18/22	398,823
5,000,000		Westpac Banking Corp	2.750	01/11/23	4,766,870
1,700,000		Westpac Banking Corp	4.322	11/23/31	1,637,396
2,400,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	2,132,522
		TOTAL BANKS			196,728,924

CAPITAL GOODS - 0.4%
1,300,000		Anixter, Inc	5.125	10/01/21	1,322,750
700,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	721,000
600,000	g	Cloud Crane LLC	10.125	08/01/24	645,000
1,350,000		General Electric Co	4.125	10/09/42	1,252,853
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,652,267
750,000		Manitowoc Foodservice, Inc	9.500	02/15/24	825,938
1,475,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,459,987
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	370,438
800,000		Mosaic Co	4.050	11/15/27	764,218
900,000		Parker-Hannifin Corp	4.100	03/01/47	885,200
1,750,000		Rockwell Collins, Inc	3.500	03/15/27	1,667,559
1,790,000	g	Stena AB	7.000	02/01/24	1,646,800
475,000		Textron, Inc	3.875	03/01/25	469,226
2,350,000		Timken Co	3.875	09/01/24	2,324,410
200,000		Trimble, Inc	4.900	06/15/28	199,566
1,650,000		United Technologies Corp	3.750	11/01/46	1,443,294
		TOTAL CAPITAL GOODS			17,650,506

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
3,150,000		AECOM	5.875	10/15/24	3,248,437
3,000,000	g	British Airways	3.800	09/20/31	3,000,000
399,000	g	Herc Rentals, Inc	7.750	06/01/24	425,932
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	382,000
1,100,000		RELX Capital, Inc	3.500	03/16/23	1,088,004
1,000,000		Republic Services, Inc	3.550	06/01/22	1,006,129
1,550,000		Republic Services, Inc	2.900	07/01/26	1,438,888
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	194,000
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,015,000
25,000		RR Donnelley & Sons Co	7.000	02/15/22	25,375
675,000		RR Donnelley & Sons Co	6.500	11/15/23	664,875
5,000,000		United Airlines Cl A Pass Through Trust	3.700	03/01/30	4,878,878
173

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,425,000		United Rentals North America, Inc	5.500%	07/15/25	$1,435,687
1,600,000		United Rentals North America, Inc	4.875	01/15/28	1,486,000
1,550,000		Waste Management, Inc	2.900	09/15/22	1,516,146
2,100,000		Waste Management, Inc	3.150	11/15/27	1,971,134
475,000		Waste Management, Inc	3.900	03/01/35	461,681
550,000		Waste Management, Inc	4.100	03/01/45	541,272
1,400,000	g	XPO Logistics, Inc	6.500	06/15/22	1,435,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			26,214,438

CONSUMER DURABLES & APPAREL - 0.4%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,079,447
325,000	g	Hanesbrands, Inc	4.625	05/15/24	316,875
4,000,000		Lennar Corp	4.750	04/01/21	4,057,000
2,250,000		Lennar Corp	4.500	04/30/24	2,168,550
1,870,000		Lennar Corp	5.875	11/15/24	1,930,775
1,600,000	g,h	LGI Homes, Inc	6.875	07/15/26	1,596,000
1,725,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,665,900
600,000		PulteGroup, Inc	5.500	03/01/26	594,000
		TOTAL CONSUMER DURABLES & APPAREL			13,408,547

CONSUMER SERVICES - 0.7%
1,300,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	1,235,000
1,825,000		ADT Corp	6.250	10/15/21	1,888,875
1,035,000		ADT Corp	3.500	07/15/22	968,760
1,500,000		Aramark Services, Inc	5.125	01/15/24	1,500,000
1,000,000		Aramark Services, Inc	4.750	06/01/26	966,250
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,591,474
600,000		Boyd Gaming Corp	6.375	04/01/26	607,500
900,000	g	Boyd Gaming Corp	6.000	08/15/26	887,625
1,200,000	g	Cott Holdings, Inc	5.500	04/01/25	1,167,000
4,535,000		George Washington University	4.126	09/15/48	4,582,407
600,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	570,750
1,070,000	g	International Game Technology	6.250	02/15/22	1,096,750
2,070,000	g	International Game Technology	6.500	02/15/25	2,137,275
1,500,000		MGM Resorts International	6.750	10/01/20	1,571,250
2,745,000		Northwestern University	3.812	12/01/50	2,741,923
600,000		Pinnacle Entertainment, Inc	5.625	05/01/24	622,890
1,905,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	2,033,587
1,000,000		Scientific Games International, Inc	10.000	12/01/22	1,065,000
325,000	g	Scientific Games International, Inc	5.000	10/15/25	309,562
3,000,000		Service Corp International	4.625	12/15/27	2,833,800
2,000,000	g	ServiceMaster Co LLC	5.125	11/15/24	1,940,000
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,304,963
		TOTAL CONSUMER SERVICES			33,622,641

DIVERSIFIED FINANCIALS - 3.7%
1,550,000		AerCap Ireland Capital DAC	4.125	07/03/23	1,541,140
2,000,000		AerCap Ireland Capital Ltd	4.625	07/01/22	2,038,930
6,200,000		American Express Co	2.500	08/01/22	5,943,738
1,500,000		American Express Credit Corp	2.700	03/03/22	1,467,278
275,000		Bank of New York Mellon Corp	5.450	05/15/19	281,374
1,400,000		Bank of New York Mellon Corp	3.500	04/28/23	1,400,138
174

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,850,000	g	BBVA Bancomer S.A.		5.125%	01/18/33	$2,525,812
2,775,000		Berkshire Hathaway, Inc		3.125	03/15/26	2,672,813
4,000,000	g,i	Caelus Re V Ltd	US Treasury Bill 3 M + 3.210%	5.176	06/05/20	3,900,000
2,850,000	g	Comcel Trust		6.875	02/06/24	2,922,533
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,390,860
775,000	g	Credit Suisse Group AG.		4.282	01/09/28	753,466
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,022,187
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,235,455
2,750,000	g	Daimler Finance North America LLC		2.200	10/30/21	2,629,550
1,475,000	g	EDP Finance BV		3.625	07/15/24	1,412,276
1,550,000		Ford Motor Credit Co LLC		2.425	06/12/20	1,519,781
1,000,000		Ford Motor Credit Co LLC		5.750	02/01/21	1,050,030
2,200,000		Ford Motor Credit Co LLC		3.339	03/28/22	2,152,678
2,800,000		Ford Motor Credit Co LLC		3.815	11/02/27	2,590,420
4,088,000		GE Capital International Funding Co		2.342	11/15/20	3,993,834
1,307,000		GE Capital International Funding Co		4.418	11/15/35	1,265,413
3,000,000		General Electric Capital Corp		3.450	05/15/24	2,939,301
115,000		General Electric Capital Corp		6.875	01/10/39	145,539
1,325,000		General Motors Financial Co, Inc		3.950	04/13/24	1,296,145
1,050,000		Goldman Sachs Group, Inc		3.500	01/23/25	1,013,670
6,725,000		Goldman Sachs Group, Inc		3.272	09/29/25	6,388,836
8,725,000		Goldman Sachs Group, Inc		3.691	06/05/28	8,268,049
1,300,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,183,692
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,412,782
2,000,000	g	GrupoSura Finance S.A.		5.500	04/29/26	2,042,020
2,250,000	g	GTH Finance BV		7.250	04/26/23	2,329,335
1,000,000		Icahn Enterprises LP		5.875	02/01/22	1,000,200
1,000,000		Icahn Enterprises LP		6.250	02/01/22	1,020,000
2,000,000		ICICI Bank Ltd		3.125	08/12/20	1,966,316
2,650,000	g	ICICI Bank Ltd		3.800	12/14/27	2,427,376
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,120,415
800,000		Jefferies Group LLC		4.150	01/23/30	705,620
300,000		Legg Mason, Inc		2.700	07/15/19	299,112
425,000		Legg Mason, Inc		3.950	07/15/24	420,945
850,000	g	Lincoln Finance Ltd		7.375	04/15/21	877,519
1,800,000		Morgan Stanley		2.750	05/19/22	1,743,263
5,000,000		Morgan Stanley		3.125	01/23/23	4,876,650
6,000,000		Morgan Stanley		3.737	04/24/24	5,962,093
4,700,000		Morgan Stanley		3.700	10/23/24	4,638,071
4,575,000		Morgan Stanley		3.125	07/27/26	4,254,283
1,625,000		Morgan Stanley		3.625	01/20/27	1,563,367
250,000		National Rural Utilities Cooperative Finance Corp		10.375	11/01/18	256,402
400,000		Navient Corp		6.625	07/26/21	410,880
1,500,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	1,439,717
1,850,000	g	Quicken Loans, Inc		5.250	01/15/28	1,706,255
1,325,000		Raymond James Financial, Inc		4.950	07/15/46	1,346,393
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 2.680%	5.233	12/06/21	4,991,500
5,775,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	5,290,263
1,325,000		TD Ameritrade Holding Corp		3.300	04/01/27	1,263,835
1,400,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	1,385,183
2,275,000	g	UBS Group Funding Jersey Ltd		2.650	02/01/22	2,191,159
175

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,975,000		Unilever Capital Corp	2.900%	05/05/27	$1,869,233
15,850,000		Wells Fargo & Co	2.625	07/22/22	15,267,749
3,375,000		Wells Fargo & Co	3.584	05/22/28	3,232,450
		TOTAL DIVERSIFIED FINANCIALS			152,255,324

ENERGY - 3.7%
2,150,000	g	Abu Dhabi Crude Oil Pipeline LLC	3.650	11/02/29	1,987,019
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,321,937
600,000		AmeriGas Partners LP	5.625	05/20/24	590,250
400,000		AmeriGas Partners LP	5.875	08/20/26	390,000
1,000,000		AmeriGas Partners LP	5.750	05/20/27	950,000
800,000		Anadarko Petroleum Corp	5.550	03/15/26	857,110
2,100,000		Anadarko Petroleum Corp	4.500	07/15/44	1,954,114
600,000		Andeavor Logistics LP	4.250	12/01/27	577,243
800,000		Andeavor Logistics LP	5.200	12/01/47	771,046
300,000	g	APT Pipelines Ltd	4.250	07/15/27	293,951
1,111,000		BP Capital Markets plc	2.315	02/13/20	1,100,302
825,000		BP Capital Markets plc	2.520	09/19/22	795,628
4,500,000		BP Capital Markets plc	3.588	04/14/27	4,434,196
1,425,000		BP Capital Markets plc	3.279	09/19/27	1,369,479
173,000		California Resources Corp	6.000	11/15/24	140,995
430,000		Calumet Specialty Products Partners LP	6.500	04/15/21	427,850
500,000		Calumet Specialty Products Partners LP	7.625	01/15/22	500,000
400,000		Calumet Specialty Products Partners LP	7.750	04/15/23	401,000
1,100,000		Canadian Natural Resources Ltd	4.950	06/01/47	1,134,429
1,325,000		Cenovus Energy, Inc	5.400	06/15/47	1,296,207
300,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	327,000
1,500,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	1,560,000
775,000		Cimarex Energy Co	3.900	05/15/27	743,886
2,100,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	2,168,250
1,600,000	g	Colonial Pipeline Co	4.250	04/15/48	1,550,127
1,550,000		Concho Resources, Inc	3.750	10/01/27	1,488,836
2,150,000		Continental Resources, Inc	4.375	01/15/28	2,131,727
2,325,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,322,094
1,500,000		Ecopetrol S.A.	5.375	06/26/26	1,539,000
2,150,000		Enbridge, Inc	3.700	07/15/27	2,036,589
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,659,124
2,000,000		Energy Transfer Partners LP	4.950	06/15/28	1,993,011
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,001,228
750,000		Enterprise Products Operating LLC	4.450	02/15/43	705,274
675,000		Enterprise Products Operating LLC	4.850	03/15/44	671,438
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	952,890
1,951,000	g	EP Energy LLC	9.375	05/01/24	1,599,820
850,000		EQT Midstream Partners LP	4.125	12/01/26	783,080
2,400,000		Exterran Partners LP	6.000	04/01/21	2,382,000
2,175,000		Genesis Energy LP	6.500	10/01/25	2,088,000
3,750,000		Genesis Energy LP	6.250	05/15/26	3,534,375
2,925,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	2,917,688
800,000		HollyFrontier Corp	5.875	04/01/26	862,032
600,000		Husky Energy, Inc	3.950	04/15/22	604,328
2,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	1,964,812
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,202,024
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	965,000
176

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,350,000		Kinder Morgan, Inc	4.300%	03/01/28	$2,276,716
400,000		Kinder Morgan, Inc	5.300	12/01/34	393,868
940,000		Kinder Morgan, Inc	5.400	09/01/44	911,781
975,000		Marathon Oil Corp	2.700	06/01/20	960,211
975,000		Marathon Oil Corp	5.200	06/01/45	1,025,716
425,000		MPLX LP	5.500	02/15/23	433,033
2,800,000		MPLX LP	4.125	03/01/27	2,669,970
1,475,000		MPLX LP	4.000	03/15/28	1,402,920
1,550,000		MPLX LP	4.500	04/15/38	1,430,713
1,550,000		MPLX LP	4.700	04/15/48	1,438,289
375,000		Murphy Oil Corp	6.875	08/15/24	393,750
500,000		Murphy Oil USA, Inc	6.000	08/15/23	511,250
450,000		Murphy Oil USA, Inc	5.625	05/01/27	439,875
300,000		Noble Energy, Inc	3.900	11/15/24	295,662
2,350,000		Noble Energy, Inc	3.850	01/15/28	2,244,865
1,575,000		Noble Energy, Inc	5.050	11/15/44	1,572,818
500,000		Noble Energy, Inc	4.950	08/15/47	500,143
710,000		Oasis Petroleum, Inc	6.875	03/15/22	722,219
1,500,000	g	Oasis Petroleum, Inc	6.250	05/01/26	1,515,000
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,793,702
575,000		ONE Gas, Inc	3.610	02/01/24	571,390
500,000		ONEOK, Inc	4.000	07/13/27	483,620
1,550,000	h	ONEOK, Inc	4.550	07/15/28	1,563,009
2,000,000	m	Peabody Energy Corp	6.000	11/15/18	0
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,400,750
3,900,000		Petrobras Global Finance BV	7.375	01/17/27	3,895,125
1,167,000	g	Petrobras Global Finance BV	5.999	01/27/28	1,056,135
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,914,000
7,500,000		Petroleos Mexicanos	3.500	01/30/23	7,100,025
1,550,000		Petroleos Mexicanos	6.500	03/13/27	1,585,650
1,750,000	g	Petroleos Mexicanos	5.350	02/12/28	1,652,000
675,000		Petroleos Mexicanos	5.625	01/23/46	569,700
2,000,000		Petroleos Mexicanos	6.750	09/21/47	1,901,000
1,750,000	g	Petroleos Mexicanos	6.350	02/12/48	1,583,750
1,425,000		Phillips 66 Partners LP	3.550	10/01/26	1,332,070
1,025,000		Phillips 66 Partners LP	4.680	02/15/45	960,088
300,000		Phillips 66 Partners LP	4.900	10/01/46	287,331
800,000		Pioneer Natural Resources Co	7.500	01/15/20	850,730
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,728,550
1,350,000		Pioneer Natural Resources Co	4.450	01/15/26	1,387,747
2,500,000		Range Resources Corp	5.750	06/01/21	2,562,500
800,000		Regency Energy Partners LP	5.750	09/01/20	831,440
475,000		Regency Energy Partners LP	4.500	11/01/23	477,803
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,295,328
1,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	1,874,499
1,300,000		Shell International Finance BV	3.250	05/11/25	1,273,374
1,350,000		Shell International Finance BV	4.000	05/10/46	1,306,352
1,400,000		SM Energy Co	6.125	11/15/22	1,435,000
300,000		SM Energy Co	6.500	01/01/23	303,000
2,500,000		Southwestern Energy Co	4.100	03/15/22	2,387,500
800,000		Spectra Energy Partners LP	3.500	03/15/25	762,758
375,000		Statoil ASA	2.450	01/17/23	361,662
177

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$950,000		Suncor Energy, Inc	4.000%	11/15/47	$886,479
1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,307,790
500,000	g	Sunoco LP	4.875	01/15/23	480,000
1,500,000	g	Targa Resources Partners LP	5.875	04/15/26	1,511,250
160,000		Tesoro Logistics LP	5.500	10/15/19	164,000
225,000		Tesoro Logistics LP	6.375	05/01/24	240,188
550,000		Tesoro Logistics LP	5.250	01/15/25	563,684
1,875,000	g,h	Transocean Guardian Ltd	5.875	01/15/24	1,863,281
1,225,000	g	Transportadora de Gas del Sur S.A.	6.750	05/02/25	1,120,875
1,725,000	g	Tullow Oil plc	7.000	03/01/25	1,632,281
1,600,000	g	USA Compression Partners LP	6.875	04/01/26	1,656,000
1,550,000		Valero Energy Partners LP	4.500	03/15/28	1,523,293
950,000		Western Gas Partners LP	3.950	06/01/25	895,651
1,425,000		Western Gas Partners LP	4.650	07/01/26	1,399,430
425,000	g	Whiting Petroleum Corp	6.625	01/15/26	438,281
2,000,000		Williams Partners LP	3.750	06/15/27	1,887,745
225,000		Williams Partners LP	4.900	01/15/45	214,782
100,000		WPX Energy, Inc	8.250	08/01/23	113,250
2,100,000	g	YPF S.A.	6.950	07/21/27	1,800,750
3,250,000	g	YPF S.A.	7.000	12/15/47	2,453,750
		TOTAL ENERGY			156,825,536

FOOD & STAPLES RETAILING - 0.6%
860,000		Albertsons Cos LLC	6.625	06/15/24	810,550
2,350,000		CVS Health Corp	3.700	03/09/23	2,326,077
4,350,000		CVS Health Corp	2.875	06/01/26	3,958,274
4,800,000		CVS Health Corp	4.300	03/25/28	4,732,895
5,175,000		CVS Health Corp	4.780	03/25/38	5,115,274
2,370,000	†,g	Fresh Market, Inc	9.750	05/01/23	1,504,950
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,379,000
1,150,000		Kroger Co	3.700	08/01/27	1,093,163
2,000,000	g	MARB BondCo plc	6.875	01/19/25	1,900,000
2,150,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	2,005,283
		TOTAL FOOD & STAPLES RETAILING			24,825,466

FOOD, BEVERAGE & TOBACCO - 1.0%
2,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,662,217
1,750,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,734,806
4,790,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	4,690,789
2,400,000		Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	2,393,461
2,725,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	2,671,896
2,625,000	g	BAT Capital Corp	3.557	08/15/27	2,441,367
1,100,000		Constellation Brands, Inc	3.600	02/15/28	1,039,278
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,809,000
1,025,000	g	Cosan Ltd	5.950	09/20/24	956,325
1,500,000		Diageo Capital plc	3.500	09/18/23	1,504,547
1,275,000		Diageo Capital plc	3.875	05/18/28	1,285,180
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,816,920
1,800,000	g	Grupo Bimbo SAB de C.V.	5.950	12/30/49	1,777,500
1,700,000	g	Heineken NV	3.500	01/29/28	1,635,338
725,000	g	Heineken NV	4.350	03/29/47	715,701
1,275,000		Kraft Heinz Foods Co	2.000	07/02/18	1,275,000
178

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$213,000	g	Lamb Weston Holdings, Inc		4.625%	11/01/24	$207,142
2,725,000	g	MHP Lux S.A.		6.950	04/03/26	2,546,529
2,350,000		Mondelez International, Inc		4.125	05/07/28	2,328,979
775,000		PepsiCo, Inc		3.450	10/06/46	692,968
100,000		Philip Morris International, Inc		6.375	05/16/38	120,856
2,650,000	g	Sigma Finance Netherlands BV		4.875	03/27/28	2,530,750
1,325,000		Tyson Foods, Inc		3.550	06/02/27	1,253,061
		TOTAL FOOD, BEVERAGE & TOBACCO				40,089,610

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
3,500,000		Anthem, Inc		3.650	12/01/27	3,314,209
4,625,000		Becton Dickinson and Co		3.700	06/06/27	4,372,903
1,950,000		Cardinal Health, Inc		3.410	06/15/27	1,791,202
600,000	g	Centene Escrow I Corp		5.375	06/01/26	607,878
1,000,000	g	Change Healthcare Holdings LLC		5.750	03/01/25	946,100
375,000		Covidien International Finance S.A.		3.200	06/15/22	372,122
5,000,000		Duke University Health System, Inc		3.920	06/01/47	4,908,658
925,000		Encompass Health Corp		5.750	11/01/24	925,536
2,450,000		Express Scripts Holding Co		3.400	03/01/27	2,237,743
2,000,000		HCA Holdings, Inc		6.250	02/15/21	2,075,000
975,000		HCA, Inc		5.875	03/15/22	1,016,437
1,875,000		HCA, Inc		5.500	06/15/47	1,720,312
1,125,000		LifePoint Health, Inc		5.375	05/01/24	1,082,813
2,225,000		LifePoint Hospitals, Inc		5.500	12/01/21	2,222,219
925,000		Medtronic, Inc		4.625	03/15/45	979,749
5,250,000		New York and Presbyterian Hospital		4.024	08/01/45	5,246,909
225,000		Tenet Healthcare Corp		6.000	10/01/20	231,188
1,600,000	g	Tenet Healthcare Corp		4.625	07/15/24	1,515,520
1,035,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	955,809
1,150,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	1,074,689
550,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	545,893
1,290,000		Zimmer Holdings, Inc		3.550	04/01/25	1,227,601
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				39,370,490

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
405,000	g	First Quality Finance Co, Inc		4.625	05/15/21	394,875
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				394,875

INSURANCE - 1.1%
3,600,000		ACE INA Holdings, Inc		2.875	11/03/22	3,536,027
150,000		Aetna, Inc		6.625	06/15/36	185,017
1,500,000		Allstate Corp		3.280	12/15/26	1,440,450
2,000,000		Allstate Corp		5.750	08/15/53	2,055,000
550,000		American Financial Group, Inc		3.500	08/15/26	515,909
1,160,000		American International Group, Inc		3.750	07/10/25	1,119,599
1,725,000		American International Group, Inc		3.900	04/01/26	1,667,706
1,150,000		American International Group, Inc		4.200	04/01/28	1,123,068
3,275,000		Aon plc		3.500	06/14/24	3,184,395
700,000		CNA Financial Corp		3.950	05/15/24	699,605
625,000		CNA Financial Corp		3.450	08/15/27	578,805
5,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 2.000%	4.509	07/13/20	5,043,500
179

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,025,000	g	Five Corners Funding Trust		4.419%	11/15/23	$3,111,331
250,000		Hartford Financial Services Group, Inc		4.300	04/15/43	235,995
1,800,000		Humana, Inc		3.950	03/15/27	1,769,418
650,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	657,531
600,000		Lincoln National Corp		3.800	03/01/28	573,087
700,000		Markel Corp		3.500	11/01/27	649,497
475,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	469,980
375,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	366,620
875,000		MetLife, Inc		3.600	11/13/25	862,524
500,000		Orlando Health Obligated Group		2.981	10/01/20	495,357
2,350,000		Prudential Financial, Inc		3.878	03/27/28	2,321,776
300,000	g	Prudential Funding LLC		6.750	09/15/23	337,914
2,500,000	g,i	Residential Reinsurance 2016 Ltd	US Treasury Bill 3 M + 3.250%	5.216	06/06/20	2,512,750
2,250,000	g,i	Residential Reinsurance 2017 Ltd	US Treasury Bill 3 M + 3.050%	5.016	06/06/21	2,243,475
2,525,000		Travelers Cos, Inc		4.000	05/30/47	2,426,525
2,650,000		UnitedHealth Group, Inc		2.950	10/15/27	2,471,828
1,400,000		UnitedHealth Group, Inc		3.750	10/15/47	1,285,645
150,000		WR Berkley Corp		5.375	09/15/20	156,224
		TOTAL INSURANCE				44,096,558

MATERIALS - 1.5%
675,000		Albemarle Corp		5.450	12/01/44	717,953
200,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	210,918
200,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	212,000
900,000	g	Alcoa Nederland Holding BV		6.125	05/15/28	905,625
400,000		Barrick Gold Corp		3.850	04/01/22	405,748
1,000,000		Blue Cube Spinco, Inc		9.750	10/15/23	1,130,000
855,000		Blue Cube Spinco, Inc		10.000	10/15/25	993,937
1,300,000		Celulosa Arauco y Constitucion S.A.		5.500	11/02/47	1,264,913
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	2,762,337
675,000	g	CRH America Finance, Inc		3.400	05/09/27	635,093
950,000	g	CRH America Finance, Inc		3.950	04/04/28	915,904
1,600,000	g	CRH America Finance, Inc		4.500	04/04/48	1,499,688
680,000		Crown Americas LLC		4.500	01/15/23	666,400
675,000		Dow Chemical Co		4.375	11/15/42	640,370
2,550,000	g	Eldorado Gold Corp		6.125	12/15/20	2,460,750
2,400,000	g	Equate Petrochemical BV		3.000	03/03/22	2,295,406
300,000	g	FMG Resources August 2006 Pty Ltd		4.750	05/15/22	289,500
1,325,000	g	Glencore Funding LLC		4.000	03/27/27	1,250,246
3,225,000		International Paper Co		3.000	02/15/27	2,918,211
1,525,000		International Paper Co		4.350	08/15/48	1,366,849
2,125,000	g	Inversiones CMPC S.A.		4.375	04/04/27	2,044,289
2,400,000	g	Israel Chemicals Ltd		6.375	05/31/38	2,362,210
630,000	g	James Hardie International Finance DAC		4.750	01/15/25	614,250
1,800,000	g	Klabin Finance S.A.		4.875	09/19/27	1,620,900
650,000		LYB International Finance II BV		3.500	03/02/27	609,364
650,000		Newmont Mining Corp		3.500	03/15/22	646,178
1,050,000		Newmont Mining Corp		4.875	03/15/42	1,052,156
3,000,000	g	Nova Chemicals Corp		4.875	06/01/24	2,850,000
1,550,000		Nucor Corp		3.950	05/01/28	1,551,550
625,000		Nutrien Ltd		3.375	03/15/25	588,102
180

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$575,000		Nutrien Ltd	4.125%	03/15/35	$532,690
1,500,000	g	OCI NV	6.625	04/15/23	1,520,880
1,025,000		Olin Corp	5.125	09/15/27	996,813
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,427,000
680,000		Rock Tenn Co	4.450	03/01/19	686,821
820,000		Rock Tenn Co	4.900	03/01/22	853,933
925,000		Sherwin-Williams Co	3.450	06/01/27	873,066
2,450,000		Steel Dynamics, Inc	5.250	04/15/23	2,471,438
255,000		Teck Resources Ltd	3.750	02/01/23	241,931
2,000,000	g	Tronox Finance plc	5.750	10/01/25	1,942,500
1,500,000	g	Tronox, Inc	6.500	04/15/26	1,490,625
3,125,000	g	Univar, Inc	6.750	07/15/23	3,226,563
1,100,000	g	WestRock Co	3.750	03/15/25	1,079,088
920,000	g	WR Grace & Co-Conn	5.625	10/01/24	959,100
		TOTAL MATERIALS			56,783,295

MEDIA - 1.3%
125,000		21st Century Fox America, Inc	7.625	11/30/28	155,081
90,000		21st Century Fox America, Inc	6.550	03/15/33	107,395
575,000		21st Century Fox America, Inc	6.900	08/15/39	731,622
2,500,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	2,543,750
425,000	g	CBS Corp	2.900	06/01/23	404,149
850,000		CBS Corp	2.900	01/15/27	757,512
525,000		CBS Corp	3.375	02/15/28	467,182
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	952,500
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,020,000
1,075,000		Charter Communications Operating LLC	3.579	07/23/20	1,074,840
345,000		Charter Communications Operating LLC	4.464	07/23/22	348,844
4,500,000		Charter Communications Operating LLC	4.908	07/23/25	4,543,171
2,500,000		Charter Communications Operating LLC	5.375	05/01/47	2,268,613
4,750,000		Comcast Corp	2.350	01/15/27	4,160,417
2,975,000		Comcast Corp	3.200	07/15/36	2,473,376
1,000,000		Comcast Corp	3.900	03/01/38	910,357
850,000		Discovery Communications LLC	2.950	03/20/23	812,608
2,225,000		Discovery Communications LLC	3.950	03/20/28	2,106,273
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	2,029,031
325,000	g	EW Scripps Co	5.125	05/15/25	304,688
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,331,750
1,000,000		Lamar Media Corp	5.000	05/01/23	1,013,750
1,850,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	1,872,552
125,000		Match Group, Inc	6.375	06/01/24	131,563
975,000	g	Meredith Corp	6.875	02/01/26	961,594
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	694,778
925,000	g	Nielsen Finance LLC	5.000	04/15/22	908,905
2,700,000		Outfront Media Capital LLC	5.250	02/15/22	2,729,052
300,000		Outfront Media Capital LLC	5.625	02/15/24	303,591
500,000	g	Sirius XM Radio, Inc	3.875	08/01/22	482,500
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,598,750
2,110,000	g	Tegna, Inc	4.875	09/15/21	2,112,638
160,000	g	Tegna, Inc	5.500	09/15/24	160,000
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,466,533
181

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$475,000		Time Warner Cable, Inc	4.500%	09/15/42	$390,009
3,600,000		Time Warner, Inc	2.100	06/01/19	3,574,909
1,276,000		Time Warner, Inc	4.875	03/15/20	1,308,831
1,000,000		Time Warner, Inc	3.400	06/15/22	985,427
1,100,000		Time Warner, Inc	3.800	02/15/27	1,040,079
400,000	g	Univision Communications, Inc	5.125	02/15/25	369,500
950,000		Viacom, Inc	3.450	10/04/26	869,700
600,000		Viacom, Inc	5.850	09/01/43	602,567
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	440,510
		TOTAL MEDIA			57,520,897

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
695,000		Abbott Laboratories	2.350	11/22/19	690,911
1,225,000		Abbott Laboratories	3.875	09/15/25	1,220,689
2,200,000		Abbott Laboratories	3.750	11/30/26	2,161,654
450,000		Abbott Laboratories	5.300	05/27/40	492,282
3,725,000		AbbVie, Inc	3.200	05/14/26	3,473,685
1,450,000		AbbVie, Inc	4.400	11/06/42	1,376,270
2,625,000		Actavis Funding SCS	3.800	03/15/25	2,548,246
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,275,702
2,170,000		Amgen, Inc	2.600	08/19/26	1,957,960
1,150,000		AstraZeneca plc	3.125	06/12/27	1,076,642
625,000		Celgene Corp	3.875	08/15/25	607,163
3,150,000		Celgene Corp	3.450	11/15/27	2,895,235
1,525,000		Celgene Corp	3.900	02/20/28	1,445,772
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,610,800
450,000		Gilead Sciences, Inc	4.000	09/01/36	432,713
1,500,000		Gilead Sciences, Inc	4.150	03/01/47	1,432,212
1,500,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	1,511,522
2,000,000		Johnson & Johnson	2.900	01/15/28	1,908,148
900,000		Johnson & Johnson	3.400	01/15/38	849,429
1,100,000		Mylan NV	3.950	06/15/26	1,051,479
1,450,000	g	Mylan, Inc	4.550	04/15/28	1,416,466
1,900,000		Novartis Capital Corp	3.000	11/20/25	1,832,744
2,000,000		Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	1,997,253
5,300,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,258,248
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			40,523,225

REAL ESTATE - 0.9%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	337,767
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	432,110
1,200,000		American Tower Corp	3.000	06/15/23	1,150,255
475,000		American Tower Corp	3.375	10/15/26	439,495
1,200,000		American Tower Corp	3.600	01/15/28	1,111,439
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	937,591
650,000		Brandywine Operating Partnership LP	3.950	11/15/27	617,328
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,687,379
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	507,980
800,000		Brixmor Operating Partnership LP	3.900	03/15/27	755,971
170,000		Camden Property Trust	4.625	06/15/21	175,299
1,250,000		Camden Property Trust	2.950	12/15/22	1,216,849
182

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$780,000		Crown Castle International Corp	4.875%	04/15/22	$803,900
450,000		Crown Castle International Corp	3.700	06/15/26	424,170
775,000		Crown Castle International Corp	3.650	09/01/27	720,595
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	750,898
603,000		DDR Corp	3.625	02/01/25	572,026
650,000		DDR Corp	4.700	06/01/27	654,385
625,000		Digital Realty Trust LP	3.700	08/15/27	593,727
325,000		Duke Realty LP	3.250	06/30/26	304,717
750,000		Equinix, Inc	5.375	01/01/22	772,500
550,000		Equity One, Inc	3.750	11/15/22	547,570
775,000		Essex Portfolio LP	3.375	01/15/23	759,409
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	147,222
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,462,860
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	448,469
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	319,390
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,150,976
375,000		Highwoods Realty LP	3.875	03/01/27	361,022
725,000		Highwoods Realty LP	4.125	03/15/28	711,685
350,000		Kimco Realty Corp	3.800	04/01/27	332,798
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,525,108
1,000,000		Mid-America Apartments LP	3.750	06/15/24	985,819
850,000		Mid-America Apartments LP	4.000	11/15/25	842,131
750,000		Mid-America Apartments LP	3.600	06/01/27	718,561
275,000		National Retail Properties, Inc	3.800	10/15/22	275,304
525,000		National Retail Properties, Inc	3.300	04/15/23	511,801
550,000		National Retail Properties, Inc	4.000	11/15/25	539,432
600,000		National Retail Properties, Inc	3.600	12/15/26	567,781
875,000		Regency Centers LP	3.900	11/01/25	856,038
925,000		Regency Centers LP	3.600	02/01/27	878,653
1,550,000		Ventas Realty LP	4.000	03/01/28	1,497,878
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,133,953
450,000		Weingarten Realty Investors	3.500	04/15/23	443,546
400,000		Weingarten Realty Investors	4.450	01/15/24	407,363
925,000		Weingarten Realty Investors	3.850	06/01/25	898,346
300,000		Weingarten Realty Investors	3.250	08/15/26	276,336
975,000		Welltower, Inc	4.000	06/01/25	955,929
3,500,000	g	WeWork Cos, Inc	7.875	05/01/25	3,351,250
		TOTAL REAL ESTATE			37,873,011

RETAILING - 0.8%
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,684,598
4,500,000		AutoNation, Inc	5.500	02/01/20	4,633,630
900,000		AutoNation, Inc	3.800	11/15/27	835,323
1,775,000		Home Depot, Inc	2.000	04/01/21	1,731,165
600,000		Home Depot, Inc	3.500	09/15/56	514,910
2,100,000		L Brands, Inc	6.875	11/01/35	1,869,000
2,100,000		L Brands, Inc	6.750	07/01/36	1,848,000
250,000	g	Lithia Motors, Inc	5.250	08/01/25	243,750
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,930,775
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,322,250
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,102,100
3,450,000	†,g	PetSmart, Inc	7.125	03/15/23	2,315,985
183

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,100,000	g	Rolls-Royce plc	2.375%	10/14/20	$1,078,735
400,000	g	Rolls-Royce plc	3.625	10/14/25	394,179
3,200,000	g	Staples, Inc	8.500	09/15/25	2,984,000
1,125,000		Target Corp	3.625	04/15/46	1,001,402
4,700,000		Walmart, Inc	3.700	06/26/28	4,730,920
1,550,000		Walmart, Inc	3.950	06/28/38	1,548,813
		TOTAL RETAILING			32,769,535

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
3,980,000		Intel Corp	2.875	05/11/24	3,852,971
975,000		Intel Corp	2.600	05/19/26	908,815
1,325,000		Intel Corp	3.734	12/08/47	1,247,215
700,000		Maxim Integrated Products, Inc	3.450	06/15/27	661,524
1,475,000	g	Microchip Technology, Inc	3.922	06/01/21	1,477,338
700,000		Texas Instruments, Inc	2.625	05/15/24	669,950
775,000		Texas Instruments, Inc	4.150	05/15/48	786,621
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,604,434

SOFTWARE & SERVICES - 0.6%
825,000		Activision Blizzard Inc	2.300	09/15/21	798,198
875,000		Activision Blizzard Inc	3.400	09/15/26	830,609
2,000,000		Baidu, Inc	2.875	07/06/22	1,926,178
1,199,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,206,751
1,500,000	g	First Data Corp	7.000	12/01/23	1,562,370
4,925,000		Microsoft Corp	2.400	08/08/26	4,554,193
750,000		Microsoft Corp	4.100	02/06/37	780,888
1,180,000		Microsoft Corp	3.700	08/08/46	1,145,397
2,350,000		NCR Corp	5.875	12/15/21	2,385,250
1,925,000	g	Open Text Corp	5.875	06/01/26	1,963,500
2,200,000		Oracle Corp	2.500	05/15/22	2,141,578
3,575,000		Oracle Corp	2.650	07/15/26	3,295,804
1,175,000		Oracle Corp	3.800	11/15/37	1,110,671
1,500,000		Oracle Corp	4.000	11/15/47	1,415,297
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	737,300
650,000		salesforce.com, Inc	3.700	04/11/28	645,088
1,350,000		Total System Services, Inc	4.450	06/01/28	1,342,007
		TOTAL SOFTWARE & SERVICES			27,841,079

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
725,000		Amphenol Corp	3.125	09/15/21	720,752
5,575,000		Apple, Inc	2.450	08/04/26	5,115,116
7,825,000		Apple, Inc	3.200	05/11/27	7,547,975
875,000		Apple, Inc	4.650	02/23/46	941,867
800,000		Broadcom Corp	3.875	01/15/27	756,411
1,775,000		Broadcom Corp	3.500	01/15/28	1,615,801
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,206,000
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,940,375
525,000		Corning, Inc	4.375	11/15/57	457,277
2,550,000	g	Dell International LLC	4.420	06/15/21	2,586,191
675,000	g	Dell International LLC	5.875	06/15/21	684,160
650,000	g	Dell International LLC	7.125	06/15/24	688,629
3,050,000	g	Dell International LLC	6.020	06/15/26	3,206,382
184

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		L3 Technologies, Inc	3.850%	06/15/23	$798,062
725,000		Motorola Solutions, Inc	4.600	02/23/28	720,787
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,438,125
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,372,774
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,909,829
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,506,869
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	441,472
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			37,654,854

TELECOMMUNICATION SERVICES - 1.3%
6,625,000		AT&T, Inc	3.400	05/15/25	6,230,561
8,375,000	g	AT&T, Inc	4.300	02/15/30	7,918,668
2,085,000		AT&T, Inc	4.500	05/15/35	1,927,362
1,275,000	g	AT&T, Inc	5.150	11/15/46	1,200,265
1,050,000		AT&T, Inc	4.500	03/09/48	901,253
3,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,859,699
500,000		France Telecom S.A.	5.375	01/13/42	545,560
2,150,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,152,090
2,400,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	2,352,862
450,000		Telefonica Emisiones SAU	4.103	03/08/27	435,031
925,000		T-Mobile USA, Inc	6.375	03/01/25	959,687
1,325,000		T-Mobile USA, Inc	4.500	02/01/26	1,237,219
2,300,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	2,079,117
1,100,000		Verizon Communications, Inc	3.376	02/15/25	1,056,494
4,270,000	g	Verizon Communications, Inc	4.329	09/21/28	4,231,865
9,113,000		Verizon Communications, Inc	4.272	01/15/36	8,401,516
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,084,764
675,000		Verizon Communications, Inc	4.125	08/15/46	576,153
4,200,000		Vodafone Group plc	4.375	05/30/28	4,145,374
		TOTAL TELECOMMUNICATION SERVICES			50,295,540

TRANSPORTATION - 0.8%
2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	1,961,162
400,000	g	Bombardier, Inc	7.750	03/15/20	422,000
600,000	g	Bombardier, Inc	6.125	01/15/23	601,500
1,000,000	g	Bombardier, Inc	7.500	03/15/25	1,041,250
225,000		Bristow Group, Inc	6.250	10/15/22	174,938
1,250,000		Canadian Pacific Railway Co	2.900	02/01/25	1,189,692
1,950,000		CSX Corp	3.800	11/01/46	1,726,370
800,000		CSX Corp	4.300	03/01/48	761,690
1,950,000		Delta Air Lines, Inc	3.625	03/15/22	1,927,486
1,575,000		Delta Air Lines, Inc	3.800	04/19/23	1,555,895
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	2,999,473
900,000		FedEx Corp	4.100	02/01/45	810,371
2,325,000		FedEx Corp	4.050	02/15/48	2,084,401
4,900,000		Kansas City Southern	2.350	05/15/20	4,809,608
2,075,000		Norfolk Southern Corp	4.050	08/15/52	1,890,624
1,925,000		Northrop Grumman Corp	3.250	01/15/28	1,811,131
725,000		Northrop Grumman Corp	4.030	10/15/47	679,150
2,100,000	g	Transnet SOC Ltd	4.000	07/26/22	1,989,611
2,350,000		Union Pacific Corp	4.500	09/10/48	2,371,218
		TOTAL TRANSPORTATION			30,807,570
185

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
UTILITIES - 2.3%
$325,000		AEP Transmission Co LLC	3.100%	12/01/26	$310,840
350,000		AEP Transmission Co LLC	4.000	12/01/46	341,453
2,020,000	g	AES Argentina Generacion S.A.	7.750	02/02/24	1,911,344
425,000		AES Corp	4.875	05/15/23	423,937
1,800,000		AGL Capital Corp	3.875	11/15/25	1,770,789
625,000		AGL Capital Corp	4.400	06/01/43	611,898
700,000		Alabama Power Co	4.150	08/15/44	690,308
1,850,000		Ameren Corp	3.650	02/15/26	1,791,663
525,000		American Water Capital Corp	3.000	12/01/26	493,618
500,000		American Water Capital Corp	4.000	12/01/46	486,276
1,475,000		American Water Capital Corp	3.750	09/01/47	1,360,625
250,000		Atmos Energy Corp	8.500	03/15/19	259,475
250,000		Atmos Energy Corp	4.125	10/15/44	252,110
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,240,118
1,700,000	g	Bayer US Finance II LLC	4.375	12/15/28	1,702,522
1,200,000	g	Bayer US Finance II LLC	4.875	06/25/48	1,211,408
925,000		Black Hills Corp	4.250	11/30/23	939,396
325,000		Black Hills Corp	3.150	01/15/27	300,150
2,575,000	g	Calpine Corp	5.250	06/01/26	2,426,937
250,000		Carolina Power & Light Co	5.300	01/15/19	254,527
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	354,112
1,525,000	g	Cerro del Aguila S.A.	4.125	08/16/27	1,383,937
1,000,000		CMS Energy Corp	3.600	11/15/25	979,055
200,000		Commonwealth Edison Co	5.900	03/15/36	242,753
200,000		Connecticut Light & Power Co	5.500	02/01/19	203,145
900,000		Consolidated Edison, Inc	2.000	05/15/21	868,391
750,000		Dominion Resources, Inc	2.000	08/15/21	715,125
1,825,000		DTE Electric Co	3.750	08/15/47	1,724,470
1,175,000		Duke Energy Corp	1.800	09/01/21	1,124,122
1,725,000		Duke Energy Corp	2.650	09/01/26	1,553,098
1,175,000		Duke Energy Corp	3.750	09/01/46	1,040,112
3,600,000		Enel Chile S.A.	4.875	06/12/28	3,625,200
1,125,000		Entergy Corp	2.950	09/01/26	1,027,188
1,850,000		Exelon Generation Co LLC	3.400	03/15/22	1,837,248
1,625,000		Fortis, Inc	3.055	10/04/26	1,480,013
2,000,000	g	Greenko Dutch BV	5.250	07/24/24	1,824,000
1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,604,531
250,000		Indiana Michigan Power Co	7.000	03/15/19	257,374
750,000		Indiana Michigan Power Co	3.750	07/01/47	700,883
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,865,000
125,000		Integrys Energy Group, Inc	4.170	11/01/20	127,149
5,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,822,810
100,000	g	Kansas Gas & Electric	6.700	06/15/19	103,498
1,900,000	g	KazTransGas JSC	4.375	09/26/27	1,759,088
350,000		LG&E and KU Energy LLC	3.750	11/15/20	352,576
1,550,000		MidAmerican Energy Co	3.650	08/01/48	1,439,393
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,521,657
800,000	g	Minejesa Capital BV	5.625	08/10/37	720,178
1,000,000		Nevada Power Co	5.450	05/15/41	1,144,422
2,625,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	2,522,271
186

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$550,000	g	NextEra Energy Operating Partners LP	4.250%	09/15/24	$529,375
	2,000,000		NiSource Finance Corp	3.490	05/15/27	1,914,357
	1,400,000		Northern States Power Co	3.600	09/15/47	1,289,418
	1,350,000	g	NRG Energy, Inc	5.750	01/15/28	1,326,375
	1,550,000		Ohio Power Co	4.150	04/01/48	1,557,464
	1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,215,197
	525,000		Pacific Gas & Electric Co	3.750	08/15/42	432,808
	1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,132,889
	2,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	1,845,638
	1,800,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	1,827,715
	50,000		Potomac Electric Power Co	7.900	12/15/38	72,761
	500,000		PPL Capital Funding, Inc	4.200	06/15/22	507,545
	275,000		Progress Energy, Inc	7.050	03/15/19	282,888
	2,475,000		PSEG Power LLC	3.850	06/01/23	2,462,813
	550,000		Public Service Co of Colorado	4.750	08/15/41	596,571
	400,000		Public Service Co of Oklahoma	5.150	12/01/19	410,576
	1,775,000	g	Rio Oil Finance Trust	8.200	04/06/28	1,798,075
	975,000		Sempra Energy	2.875	10/01/22	944,402
	2,820,279	g	Solar Star Funding LLC	3.950	06/30/35	2,657,317
	500,000		Southern California Edison Co	4.125	03/01/48	472,658
	1,325,000		Southern Co	4.400	07/01/46	1,292,494
	425,000		Southern Co Gas Capital Corp	3.950	10/01/46	390,493
	1,650,000		Southern Power Co	2.500	12/15/21	1,603,131
	1,550,000		Southern Power Co	4.150	12/01/25	1,551,926
	1,875,000		Southwest Gas Corp	3.700	04/01/28	1,868,763
	3,000,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,645,967
	1,300,000		Virginia Electric & Power Co	3.500	03/15/27	1,275,443
	775,000		Virginia Electric & Power Co	3.800	09/15/47	706,306
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	834,549
	575,000		Xcel Energy, Inc	3.350	12/01/26	551,835
	215,000		Xcel Energy, Inc	4.800	09/15/41	229,280
			TOTAL UTILITIES			93,929,222

			TOTAL CORPORATE BONDS			1,247,854,857
			(Cost $1,286,545,387)

GOVERNMENT BONDS - 48.4%

FOREIGN GOVERNMENT BONDS - 4.2%
	3,000,000	g	Angolan Government International Bond	8.250	05/09/28	2,999,211
	2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	2,055,900
	3,200,000		Argentina Republic Government International Bond	5.875	01/11/28	2,600,000
	375,000	g	Barbados Government International Bond	7.000	08/04/22	206,250
	5,000,000	g	Bermuda Government International Bond	4.854	02/06/24	5,144,050
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,196,425
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,309,644
	11,400,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	2,879,260
	$1,650,000		Brazilian Government International Bond	5.625	02/21/47	1,400,850
	3,300,000		Chile Government International Bond	3.240	02/06/28	3,149,850
	2,450,000		Colombia Government International Bond	5.000	06/15/45	2,410,188
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,555,313
187

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
DOP	81,200,000	g	Dominican Republic International Bond	8.900%	02/15/23	$1,692,003
	160,000,000	g	Dominican Republic International Bond	12.000	03/05/32	3,549,073
	$3,000,000	g	Dominican Republic International Bond	6.500	02/15/48	2,846,250
	2,625,000	g	Ecuador Government International Bond	8.875	10/23/27	2,319,712
	1,125,000	g	Egypt Government International Bond	5.577	02/21/23	1,065,904
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,390,647
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,169,325
	1,800,000	g	Export Credit Bank of Turkey	4.250	09/18/22	1,605,676
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,477,144
	2,000,000	g	Export-Import Bank of India	3.875	02/01/28	1,878,648
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,456,560
	3,100,000	g	Guatemala Government International Bond	4.375	06/05/27	2,875,250
EUR	2,500,000	g	Hellenic Republic Government Bond	3.375	02/15/25	2,888,658
	$3,100,000		Israel Government International Bond	3.250	01/17/28	2,990,527
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,048,809
	1,984,500	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,835,684
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,389,634
	1,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	977,497
JPY	2,300,000,000		Japan Government Two Year Bond	0.100	04/15/19	20,811,889
	$975,000	g	Jordan Government International Bond	7.375	10/10/47	890,749
	900,000	g	Kenya Government International Bond	7.250	02/28/28	863,514
	775,000	g	Kommunalbanken AS.	1.375	10/26/20	750,998
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,567,078
	1,500,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,454,035
	3,550,000	g	Kuwait Government International Bond	2.750	03/20/22	3,457,288
MXN	176,000,000		Mexican Bonos	6.500	06/10/21	8,579,227
	$2,200,000		Mexico Government International Bond	4.150	03/28/27	2,165,900
	1,725,000	g	Nigeria Government International Bond	6.500	11/28/27	1,602,090
	700,000	g	Nigeria Government International Bond	7.143	02/23/30	659,821
	2,500,000	g	Pakistan Government International Bond	6.875	12/05/27	2,174,660
	2,000,000		Panama Government International Bond	4.500	05/15/47	1,940,000
	2,400,000	g	Paraguay Government International Bond	5.600	03/13/48	2,328,000
	2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	1,957,500
	4,250,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	4,148,000
	925,000	g	Petroamazonas EP	4.625	11/06/20	838,160
	1,650,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,443,750
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,381,995
	1,300,000	g	Republic of Ghana	7.875	08/07/23	1,330,187
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,337,539
	2,272,000	g	Romanian Government International Bond	5.125	06/15/48	2,183,472
	3,000,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	2,897,454
	950,000	g	Saudi Government International Bond	2.875	03/04/23	913,778
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,342,110
	3,175,000	g	Saudi Government International Bond	4.500	04/17/30	3,168,307
	1,200,000	g	Senegal Government International Bond	6.250	05/23/33	1,062,636
	2,000,000	g	Senegal Government International Bond	6.750	03/13/48	1,703,844
ZAR	22,000,000		South Africa Government International Bond	10.500	12/21/26	1,756,529
	$2,350,000		South Africa Government International Bond	4.300	10/12/28	2,095,260
LKR	415,000,000		Sri Lanka Government International Bond	11.500	05/15/23	2,729,814
	$1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,498,712
	1,600,000	g	Sri Lanka Government International Bond	6.750	04/18/28	1,511,147
188

TIAA-CREF FUNDS - Bond Plus Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$1,575,000		Turkey Government International Bond		6.000%	03/25/27	$1,479,301
	2,000,000		Turkey Government International Bond		6.875	03/17/36	1,878,432
	3,550,000	g	Ukraine Government International Bond		7.375	09/25/32	3,038,733
UYU	41,525,000	g	Uruguay Government International Bond		9.875	06/20/22	1,310,972
	$2,000,000		Uruguay Government International Bond		5.100	06/18/50	1,966,000
	3,000,000	g	Zambia Government International Bond		8.500	04/14/24	2,663,664
			TOTAL FOREIGN GOVERNMENT BONDS				166,246,487

MORTGAGE BACKED - 18.9%
	7,415,518		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	7,499,324
	5,357,070		FHLMC		3.000	03/15/44	5,239,228
	6,709,395		FHLMC		3.500	09/15/44	6,721,930
	9,355,048	i	FHLMC	LIBOR 1 M + 9.920%	6.603	06/15/48	9,929,283
	3,341		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	3,404
	2,478,646		FGLMC		3.500	03/01/27	2,507,707
	16,587		FGLMC		6.500	01/01/29	18,473
	1,336		FGLMC		8.000	01/01/31	1,425
	190,189		FGLMC		5.500	12/01/33	206,082
	294,307		FGLMC		7.000	12/01/33	329,974
	56,403		FGLMC		4.500	10/01/34	58,977
	103,421		FGLMC		5.500	03/01/35	112,067
	90,291		FGLMC		7.000	05/01/35	101,150
	121,121		FGLMC		5.000	04/01/38	129,462
	1,398,569		FGLMC		4.500	10/01/44	1,473,133
	176,744		FGLMC		4.500	11/01/44	185,557
	286,534		FGLMC		4.500	11/01/44	301,858
	97,225		FGLMC		4.500	12/01/44	101,690
	158,954		FGLMC		4.500	12/01/44	168,594
	1,365,321		FGLMC		3.500	04/01/45	1,366,047
	10,100,908		FGLMC		3.500	10/01/45	10,101,584
	8,059,090		FGLMC		4.000	12/01/45	8,283,283
	27,477,167		FGLMC		3.500	08/01/46	27,510,572
	18,428,160		FGLMC		3.000	01/01/47	17,839,724
	40,549,899		FGLMC		3.000	02/01/47	39,271,320
	3,229,917		FGLMC		4.000	09/01/47	3,337,402
	13,933,743		FGLMC		4.000	03/01/48	14,294,362
	267		Federal National Mortgage Association (FNMA)		8.000	03/01/23	267
	2,925		FNMA		9.000	11/01/25	3,167
	2,198		FNMA		7.500	01/01/29	2,383
	4,063,533		FNMA		3.500	02/01/32	4,115,863
	3,540,500		FNMA		3.500	05/01/32	3,595,252
	6,112,685		FNMA		3.500	07/01/32	6,191,315
	84,236		FNMA		7.000	07/01/32	92,189
	23,211,617		FNMA		3.000	11/01/32	23,087,694
	964,362		FNMA		5.000	06/01/33	1,032,574
	89,657		FNMA		4.500	10/01/33	93,842
	2,172,224		FNMA		5.000	10/01/33	2,326,329
	102,343		FNMA		5.000	11/01/33	108,700
	118,356		FNMA		5.000	11/01/33	125,484
	91,471		FNMA		5.500	02/01/35	99,434
	4,074,676		FNMA		5.000	05/01/35	4,362,943
189

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,270,588		FNMA	5.000%	10/01/35	$2,432,059
1,716,763		FNMA	5.000	02/01/36	1,838,650
2,669,570		FNMA	5.500	08/01/37	2,899,413
18,969		FNMA	6.000	09/01/37	21,304
14,313		FNMA	6.000	09/01/37	16,031
31,200		FNMA	6.500	09/01/37	34,388
1,264,296		FNMA	5.500	11/01/38	1,369,450
683,579		FNMA	5.500	12/01/38	746,745
178,724		FNMA	5.500	08/01/39	195,191
316,185		FNMA	5.500	04/01/40	344,851
384,069		FNMA	5.000	08/01/40	411,952
762,022		FNMA	5.000	09/01/40	816,748
94,439		FNMA	6.000	10/01/40	103,970
1,019,573		FNMA	5.000	05/01/41	1,093,630
3,428,887		FNMA	5.500	12/01/41	3,798,482
318,811		FNMA	4.500	03/01/42	333,690
1,193,830		FNMA	4.500	04/01/42	1,255,952
926,203		FNMA	4.500	06/01/42	972,513
1,885,675		FNMA	4.500	02/01/44	1,976,637
1,553,275		FNMA	4.500	06/01/44	1,628,125
4,500,057		FNMA	4.500	10/01/44	4,717,548
6,440,547		FNMA	3.000	02/25/45	6,380,816
5,889,464		FNMA	3.000	02/25/45	5,812,883
374,532		FNMA	3.500	03/01/45	374,940
262,571		FNMA	3.500	03/01/45	262,857
598,738		FNMA	4.500	03/01/45	633,192
3,716,382		FNMA	3.000	03/25/45	3,666,438
4,845,966		FNMA	3.500	04/25/45	4,880,712
14,480,094		FNMA	3.500	04/25/45	14,560,497
3,312,086		FNMA	3.500	05/01/45	3,323,482
13,683,582		FNMA	3.000	12/25/45	13,395,648
1,667,231		FNMA	3.500	01/01/46	1,666,542
9,098,138		FNMA	4.000	01/01/46	9,338,922
866,811		FNMA	3.500	06/01/46	865,874
2,854,788		FNMA	3.500	08/01/46	2,849,787
3,008,617		FNMA	3.500	10/01/46	3,005,367
11,104,363		FNMA	3.500	12/01/46	11,082,042
74,008,658		FNMA	3.500	01/01/47	73,848,430
9,931,606		FNMA	3.000	04/01/47	9,632,636
3,305,007		FNMA	4.500	02/01/48	3,480,950
25,368,941		FNMA	3.000	02/25/48	24,809,018
6,255,885		FNMA	4.000	03/01/48	6,420,939
13,921,286		FNMA	4.500	03/01/48	14,662,382
82,891,892	h	FNMA	4.000	04/01/48	84,617,098
90,960,000		FNMA	4.500	07/01/48	94,833,959
4,982		Government National Mortgage Association (GNMA)	7.500	11/15/23	5,210
1,735		GNMA	7.500	08/15/28	1,739
10,136		GNMA	6.500	12/15/28	11,177
37,273		GNMA	6.500	03/15/29	41,099
11,891		GNMA	8.500	10/20/30	13,722
190

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,260	GNMA	7.000%	06/20/31	$3,760
101,632	GNMA	5.000	02/15/33	106,117
339,155	GNMA	5.000	09/15/33	360,984
4,451,869	GNMA	3.700	10/15/33	4,475,209
22,232	GNMA	6.000	10/20/36	24,541
25,926	GNMA	6.000	01/20/37	28,725
41,572	GNMA	6.000	02/20/37	45,927
34,284	GNMA	5.000	04/15/38	36,494
17,993	GNMA	6.000	08/20/38	19,893
12,483	GNMA	4.500	02/20/39	13,247
17,624	GNMA	4.500	08/20/41	18,690
62,992	GNMA	4.500	09/20/41	66,823
13,753	GNMA	4.500	01/20/44	14,600
14,539	GNMA	4.500	02/20/44	15,363
26,558	GNMA	4.500	05/20/44	28,193
181,141	GNMA	4.500	05/20/44	192,120
206,606	GNMA	4.500	08/20/44	219,427
208,553	GNMA	4.500	09/20/44	220,962
73,995	GNMA	4.500	10/20/44	78,284
45,405	GNMA	4.500	11/20/44	47,460
129,964	GNMA	4.500	12/20/44	137,897
197,443	GNMA	4.500	02/20/45	209,578
230,618	GNMA	4.500	08/20/45	244,940
245,841	GNMA	4.500	08/20/45	260,816
229,764	GNMA	4.500	12/20/45	243,662
19,865,714	GNMA	3.000	12/20/47	19,442,102
35,718,598	GNMA	3.500	12/20/47	35,876,632
39,623,436	GNMA	3.000	01/20/48	38,778,514
30,068,716	GNMA	3.500	01/20/48	30,201,752
14,625,355	GNMA	4.000	03/20/48	14,999,512
	TOTAL MORTGAGE BACKED			770,228,959

MUNICIPAL BONDS - 5.5%
1,000,000	Anaheim City School District	3.825	08/01/23	1,018,780
2,129,400	California Earthquake Authority	2.805	07/01/19	2,129,357
5,000,000	California Housing Finance Agency	2.966	08/01/22	4,965,750
1,620,000	City & County of San Francisco CA Community Facilities District No 2014	3.000	09/01/25	1,563,656
1,200,000	City & County of San Francisco CA Community Facilities District No 2014	3.250	09/01/27	1,175,448
1,040,000	City of Fort Worth TX	3.955	03/01/32	1,040,406
1,390,000	City of Fort Worth TX	4.088	03/01/37	1,394,406
2,500,000	City of Inglewood CA	4.300	09/01/40	2,529,550
500,000	City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	514,890
3,750,000	City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,737,063
9,800,000	Commonwealth Financing Authority	4.014	06/01/33	9,932,692
2,995,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,879,453
5,000,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,794,250
1,555,000	County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,502,534
5,595,000	County of Miami-Dade FL Aviation Revenue	3.454	10/01/30	5,428,549
5,235,000	County of Miami-Dade FL Aviation Revenue	3.504	10/01/31	5,082,871
3,000,000	Denver City & County School District No	4.242	12/15/37	3,079,290
191

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Florida Municipal Power Agency	2.769%	10/01/23	$1,917,760
2,100,000		Florida Municipal Power Agency	2.919	10/01/24	2,019,171
3,000,000		Florida Municipal Power Agency	3.059	10/01/25	2,901,660
600,000		Grant County Public Utility District No 2	5.630	01/01/27	694,770
250,000		Harris County Flood Control District	1.818	10/01/18	249,852
845,000		Illinois Housing Development Authority	4.105	07/01/27	849,529
2,430,000		Indiana Finance Authority	3.166	07/01/30	2,301,234
2,270,000		Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,277,105
1,250,000		Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,266,588
2,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,916,800
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,580,032
1,250,000		Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,194,563
7,440,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	7,088,683
5,000,000		Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,000,050
155,000		Massachusetts Housing Finance Agency	2.807	12/01/19	154,757
605,000		Massachusetts Housing Finance Agency	4.786	12/01/32	611,812
6,710,000		Michigan Finance Authority	3.585	11/01/35	6,302,233
500,000		New Jersey Economic Development Authority	3.300	06/15/19	501,220
575,000		New Jersey Economic Development Authority	3.500	06/15/20	576,576
7,500,000		New Jersey Economic Development Authority	4.271	06/15/20	7,628,850
500,000		New Jersey Economic Development Authority	3.700	06/15/21	503,565
1,500,000		New Jersey Educational Facilities Authority	2.304	07/01/22	1,440,525
1,415,000		New Jersey Educational Facilities Authority	2.504	07/01/23	1,356,320
1,615,000		New Jersey Institute of Technology	4.177	07/01/37	1,614,241
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,865,887
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,015,900
2,495,000		New York Transportation Development Corp	5.000	01/01/27	2,830,702
5,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	4,901,950
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,405,225
5,500,000		Palm Desert Redevelopment Agency	2.750	10/01/22	5,394,510
6,155,000		Palm Desert Redevelopment Agency	3.000	10/01/23	6,052,950
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,677,308
2,000,000		Port of Seattle WA	3.471	05/01/31	1,939,100
3,975,000		Public Finance Authority	4.269	07/01/40	3,999,327
1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,280,343
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,653,858
3,535,000		Regents of the University of California Medical Center Pooled Revenue	2.859	05/15/30	3,239,651
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	4,842,500
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	3,616,350
192

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		San Jose Redevelopment Agency	3.250%	08/01/29	$4,844,450
13,860,000		State of California	2.250	10/01/23	13,243,646
5,000,000		State of California	4.988	04/01/39	5,368,300
2,100,000		State of Colorado	4.047	09/01/38	2,129,841
1,000,000		State of Illinois	4.125	01/01/19	1,004,480
10,000,000		State of Illinois	5.000	02/01/19	10,149,300
500,000		University of California	2.676	05/15/21	495,460
4,500,000		University of California	2.817	05/15/24	4,355,325
7,000,000		University of California	3.063	07/01/25	6,812,050
3,000,000		University of California	3.169	05/15/29	2,834,820
4,420,000		University of California	3.552	05/15/39	4,224,592
6,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	5,850,256
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,988,250
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,756,878
		TOTAL MUNICIPAL BONDS			223,490,050

U.S. TREASURY SECURITIES - 19.8%
20,000,000		United States Treasury Bond	4.500	05/15/38	24,769,531
15,000,000		United States Treasury Bond	4.250	05/15/39	18,076,172
30,000,000		United States Treasury Bond	4.375	11/15/39	36,798,047
20,000,000		United States Treasury Bond	4.375	05/15/40	24,582,031
5,000,000		United States Treasury Bond	4.750	02/15/41	6,473,047
12,000,000		United States Treasury Bond	2.500	02/15/46	10,898,906
15,000,000		United States Treasury Bond	2.500	05/15/46	13,616,602
10,675,000		United States Treasury Bond	3.000	05/15/47	10,694,599
24,400,000		United States Treasury Bond	2.750	08/15/47	23,259,109
36,560,000		United States Treasury Bond	3.000	02/15/48	36,645,687
13,000,000		United States Treasury Bond	3.125	05/15/48	13,348,867
60,086,000		United States Treasury Note	1.375	09/30/19	59,309,107
36,000,000		United States Treasury Note	1.500	11/30/19	35,513,438
2,485,000		United States Treasury Note	2.250	03/31/20	2,473,643
895,000		United States Treasury Note	2.375	04/30/20	892,623
34,395,000		United States Treasury Note	2.625	06/15/21	34,396,343
32,000,000		United States Treasury Note	1.125	07/31/21	30,575,000
20,000,000		United States Treasury Note	2.125	08/15/21	19,689,844
20,000,000		United States Treasury Note	2.000	08/31/21	19,608,594
35,000,000		United States Treasury Note	2.125	09/30/21	34,427,148
45,000,000		United States Treasury Note	2.000	12/31/21	43,992,773
42,500,000		United States Treasury Note	1.875	01/31/22	41,334,570
20,000,000		United States Treasury Note	1.750	02/28/22	19,347,656
15,000,000		United States Treasury Note	1.875	02/28/22	14,579,883
1,600,000		United States Treasury Note	2.000	11/30/22	1,552,625
20,000,000		United States Treasury Note	1.750	01/31/23	19,160,156
21,617,000		United States Treasury Note	2.750	05/31/23	21,636,422
34,400,000		United States Treasury Note	2.250	12/31/23	33,486,250
22,500,000		United States Treasury Note	2.250	01/31/24	21,887,402
21,000,000		United States Treasury Note	2.750	02/15/24	20,968,008
15,000,000		United States Treasury Note	2.125	02/29/24	14,487,305
20,000,000		United States Treasury Note	2.125	03/31/24	19,302,344
20,000,000		United States Treasury Note	2.000	04/30/24	19,154,688
35,000,000		United States Treasury Note	2.500	05/15/24	34,444,922
7,155,000		United States Treasury Note	2.000	05/31/24	6,846,999
193

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$7,500,000		United States Treasury Note		2.000%	06/30/24	$7,171,289
500,000		United States Treasury Note		2.125	07/31/24	481,172
3,460,000		United States Treasury Note		2.750	02/28/25	3,447,025
1,150,000		United States Treasury Note		2.875	04/30/25	1,154,268
5,000,000		United States Treasury Note		2.250	11/15/25	4,808,008
3,759,000		United States Treasury Note		2.875	05/15/28	3,764,873
		TOTAL U.S. TREASURY SECURITIES				809,056,976

		TOTAL GOVERNMENT BONDS				1,969,022,472
		(Cost $2,006,281,219)

STRUCTURED ASSETS - 16.7%

ASSET BACKED - 7.0%
8,960,000		AmeriCredit Automobile Receivables Trust		2.570	07/08/20	8,953,170
		Series - 2014 2 (Class D)
10,000,000		AmeriCredit Automobile Receivables Trust		2.710	09/08/22	9,827,706
		Series - 2016 3 (Class D)
4,750,000	g	Anchorage Capital CLO Ltd		3.300	10/15/27	4,708,283
		Series - 2015 7A (Class B2R)
2,060,366	g	Apollo Aviation Securitization Equity Trust		6.413	01/16/38	2,031,781
		Series - 2018 1A (Class C)
1,750,000	g,i	Ares XXVIII CLO Ltd	LIBOR 3 M + 2.100%	4.453	10/17/24	1,750,155
		Series - 2013 3A (Class C1R)
4,000,000	g,i	Ares XXXIV CLO Ltd	LIBOR 3 M + 1.500%	3.859	07/29/26	3,998,564
		Series - 2015 2A (Class BR)
966,532	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.750%	2.841	03/25/35	970,209
		Series - 2005 HE1 (Class M1)
5,000,000	g,i	Atrium XI	LIBOR 3 M + 1.500%	3.862	10/23/25	4,999,994
		Series - 2017 11A (Class BR)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.780	06/20/22	3,001,495
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.360	11/20/22	4,907,915
		Series - 2016 2A (Class B)
3,500,000	g	Avis Budget Rental Car Funding AESOP LLC		4.830	11/20/22	3,532,384
		Series - 2016 2A (Class C)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,292,331
		Series - 2017 2A (Class A)
836,031	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.490%	2.581	07/25/35	833,775
		Series - 2005 SD3 (Class 1A)
857,152	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.400%	2.491	02/25/36	857,649
		Series - 2006 EC2 (Class M1)
2,000,000	g	Bowman Park CLO Ltd		3.545	11/23/25	2,000,159
		Series - 2014 1A (Class B2R)
1,100,000		Capital Auto Receivables Asset Trust		3.160	11/20/20	1,102,289
		Series - 2015 2 (Class D)
2,250,000		Capital Auto Receivables Asset Trust		2.420	06/21/21	2,228,984
		Series - 2016 2 (Class C)
3,000,000		Capital Auto Receivables Asset Trust		3.160	11/20/23	2,994,494
		Series - 2016 2 (Class D)
5,000,000	g	Capital Automotive REIT		3.660	10/15/44	4,944,111
		Series - 2014 1A (Class A)
194

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,941,667	g	Capital Automotive REIT		3.870%	04/15/47	$4,929,888
		Series - 2017 1A (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.639	04/07/52	313,734
		Series - 2007 1A (Class A2)
583,333	g	CCR, Inc		4.750	07/10/22	582,697
		Series - 2012 CA (Class C)
1,500,000	g	Cent CLO 21 Ltd		3.500	07/27/26	1,499,409
		Series - 2014 21A (Class A2BR)
37,438		Centex Home Equity		5.540	01/25/32	37,959
		Series - 2002 A (Class AF6)
42,155		Countrywide Asset-Backed Certificates (Step Bond)		5.216	10/25/27	42,240
		Series - 2002 S4 (Class A5)
7,256,250	g	DB Master Finance LLC		3.980	02/20/45	7,275,044
		Series - 2015 1A (Class A2II)
4,975,000	g	DB Master Finance LLC		3.629	11/20/47	4,885,500
		Series - 2017 1A (Class A2I)
2,977,500	g,i	Domino’s Pizza Master Issuer LLC	LIBOR 3 M + 1.250%	3.610	07/25/47	2,983,931
		Series - 2017 1A (Class A2I)
4,962,500	g	Domino’s Pizza Master Issuer LLC		4.118	07/25/47	4,950,094
		Series - 2017 1A (Class A23)
1,600,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,616,816
		Series - 2018 1A (Class A2I)
3,217,500	g	FOCUS Brands Funding LLC		3.857	04/30/47	3,216,599
		Series - 2017 1A (Class A2I)
4,100,000	g,i	Galaxy XIX CLO Ltd	LIBOR 3 M + 1.220%	3.579	07/24/30	4,107,301
		Series - 2015 19A (Class A1R)
884,582	g	HERO Funding Trust		3.280	09/20/48	873,106
		Series - 2017 2A (Class A1)
1,769,164	g	HERO Funding Trust		4.070	09/20/48	1,792,952
		Series - 2017 2A (Class A2)
2,988,133	†,g	HERO Residual Funding		4.500	09/21/42	2,973,193
		Series - 2016 1R (Class A1)
1,340,000	g	Hertz Vehicle Financing LLC		1.830	08/25/19	1,338,706
		Series - 2013 1A (Class A2)
4,000,000	g	Hertz Vehicle Financing LLC		2.320	03/25/20	3,982,792
		Series - 2016 1A (Class A)
6,000,000	g	Hertz Vehicle Financing LLC		3.110	07/25/20	5,977,691
		Series - 2016 3A (Class B)
2,000,000	g	Hertz Vehicle Financing LLC		4.430	07/25/20	2,002,984
		Series - 2016 3A (Class C)
10,000,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	10,018,295
		Series - 2018 3A (Class A)
2,107,717	g	Hilton Grand Vacations Trust		2.660	12/26/28	2,070,060
		Series - 2017 AA (Class A)
3,512,862	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	3,435,028
		Series - 2017 AA (Class B)
1,174,792	i	Home Equity Mortgage Loan Asset-Backed Trust	LIBOR 1 M + 0.370%	2.461	10/25/35	1,174,827
		Series - 2005 C (Class AII3)
264,023	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.341	02/25/36	263,525
		Series - 2006 1 (Class 1A1)
462,508		MASTR Asset Backed Securities Trust (Step Bond)	LIBOR 1 M + 0.675%	2.766	10/25/35	462,847
		Series - 2005 HE2 (Class M1)
195

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$868,758	i	MASTR Asset Backed Securities Trust		5.648%	11/25/35	$856,200
		Series - 2005 AB1 (Class A4)
2,944,060	g	Mosaic Solar Loans LLC		3.820	09/20/42	2,923,985
		Series - 2017 2A (Class A)
1,486,422	g	MVW Owner Trust		2.520	12/20/32	1,452,635
		Series - 2015 1A (Class A)
2,077,380	g	MVW Owner Trust		2.640	12/20/33	2,036,370
		Series - 2016 1A (Class B)
3,012,540	g	MVW Owner Trust		2.420	12/20/34	2,937,293
		Series - 2017 1A (Class A)
4,200,000	g	MVW Owner Trust		3.900	01/21/36	4,202,047
		Series - 2018 1A (Class C)
2,828,109	i	NovaStar Mortgage Funding Trust	LIBOR 1 M + 0.750%	3.216	09/25/33	2,837,613
		Series - 2003 2 (Class M1)
807,257		Oakwood Mortgage Investors, Inc		5.410	11/15/32	832,390
		Series - 2002 C (Class A1)
2,710	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	2,710
		Series - 2016 1A (Class A)
391,860	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	384,624
		Series - 2014 AA (Class B)
1,789,865	g	Orange Lake Timeshare Trust		3.100	11/08/30	1,772,314
		Series - 2018 A (Class A)
1,200,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		5.000	03/27/33	1,194,399
		Series - 2018 NPL2 (Class A2)
3,500,000		PSNH Funding LLC		3.506	08/01/28	3,512,375
		Series - 2018 1 (Class A2)
4,000,000		Santander Drive Auto Receivables Trust		2.660	11/15/21	3,984,401
		Series - 2016 2 (Class C)
655,416		Santander Drive Auto Receivables Trust		2.740	12/15/21	655,550
		Series - 2015 5 (Class C)
5,000,000		Santander Drive Auto Receivables Trust		3.090	04/15/22	5,005,530
		Series - 2016 1 (Class C)
3,800,000		Santander Drive Auto Receivables Trust		3.390	04/15/22	3,810,023
		Series - 2016 2 (Class D)
193,568		Saxon Asset Securities Trust (Step Bond)		6.120	11/25/30	200,660
		Series - 2002 2 (Class AF6)
366,166	i	Securitized Asset Backed Receivables LLC	LIBOR 1 M + 0.320%	2.411	10/25/35	366,145
		Series - 2005 OP2 (Class A2C)
4,568,048	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	4,477,890
		Series - 2017 1A (Class B)
483,382	g	Sierra Timeshare Receivables Funding LLC		2.430	06/20/32	478,709
		Series - 2015 2A (Class A)
1,932,396	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	1,922,181
		Series - 2015 3A (Class A)
2,704,371	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	2,688,859
		Series - 2015 3A (Class B)
1,626,319	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	1,605,408
		Series - 2016 2A (Class A)
3,252,638	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	3,212,920
		Series - 2016 2A (Class B)
1,650,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	1,620,081
		Series - 2017 C (Class A2B)
563,157	g	SolarCity LMC		4.800	11/20/38	563,919
		Series - 2013 1 (Class A)
196

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$725,228	g	SolarCity LMC		4.590%	04/20/44	$722,823
		Series - 2014 1 (Class A)
1,231,595	†,g	SolarCity LMC		4.020	07/20/44	1,155,480
		Series - 2014 2 (Class A)
11,796,223	g	SpringCastle America Funding LLC		3.050	04/25/29	11,753,086
		Series - 2016 AA (Class A)
8,300,000	g	SpringCastle America Funding LLC		4.100	10/25/33	8,225,507
		Series - 2016 AA (Class B)
1,368,285	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.483	04/25/35	1,339,050
		Series - 2005 7XS (Class 2A1A)
3,500,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	3,406,461
		Series - 2017 2 (Class A)
7,880,000	g	Taco Bell Funding LLC		3.832	05/25/46	7,889,456
		Series - 2016 1A (Class A2I)
4,925,000	g	Taco Bell Funding LLC		4.970	05/25/46	5,084,915
		Series - 2016 1A (Class A23)
7,400,903	g	TES LLC		4.330	10/20/47	7,322,558
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,557,862
		Series - 2017 1A (Class B)
8,764,881	g	Thunderbolt Aircraft Lease Ltd (Step Bond)		4.212	05/17/32	8,805,040
		Series - 2017 A (Class A)
2,007,440	g	Thunderbolt Aircraft Lease Ltd		4.500	05/17/32	1,892,589
		Series - 2017 A (Class C)
2,000,000	g	VOLT LIX LLC (Step Bond)		5.375	05/25/47	1,992,177
		Series - 2017 NPL6 (Class A2)
1,990,891	g	VOLT LVII LLC (Step Bond)		3.375	04/25/47	1,985,099
		Series - 2017 NPL4 (Class A1)
1,932,695	g	VOLT LX LLC (Step Bond)		3.250	06/25/47	1,921,913
		Series - 2017 NPL7 (Class A1)
3,500,000	g	VOLT LX LLC (Step Bond)		5.375	06/25/47	3,487,529
		Series - 2017 NPL7 (Class A2)
3,865,838	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	3,834,057
		Series - 2017 NPL9 (Class A1)
728,032	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	727,399
		Series - 2018 NPL1 (Class A1)
248,095	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	243,034
		Series - 2006 N1 (Class N1)
20,894	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.451	05/25/35	20,868
		Series - 2005 SD1 (Class A)
8,955,000	g	Wendys Funding LLC		3.573	03/15/48	8,708,917
		Series - 2018 1A (Class A2I)
7,960,000	g	Wendys Funding LLC		3.884	03/15/48	7,788,462
		Series - 2018 1A (Class A2II)
		TOTAL ASSET BACKED				291,144,179

OTHER MORTGAGE BACKED - 9.7%
10,000,000	g,i	20 TSQ GROUNDCO LLC		3.203	05/15/35	9,523,343
		Series - 2018 20TS (Class D)
2,241,894	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	3.895	10/25/34	2,219,102
		Series - 2004 3 (Class 4A)
10,000,000		Banc of America Commercial Mortgage Trust		3.019	07/15/49	9,804,695
		Series - 2016 UB10 (Class ASB)
197

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$6,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038%	02/10/51	$5,948,820
		Series - 2007 5 (Class B)
1,340,000	g,i	Banc of America Commercial Mortgage Trust		6.095	02/10/51	1,356,747
		Series - 2007 4 (Class E)
688,186	g,i	Banc of America Commercial Mortgage Trust		6.095	02/10/51	692,712
		Series - 2007 4 (Class D)
6,084,080	i	Banc of America Commercial Mortgage Trust		6.268	02/10/51	6,231,863
		Series - 2007 5 (Class AJ)
5,000,000	h,i	BENCHMARK 2018-B4		4.311	07/15/51	5,149,984
		Series - 2018 B4 (Class AM)
4,500,000		CD Mortgage Trust		2.622	08/10/49	4,286,216
		Series - 2016 CD1 (Class ASB)
5,000,000	i	CFCRE Commercial Mortgage Trust		3.502	11/10/49	4,858,829
		Series - 2016 C6 (Class AM)
300,858		Citicorp Mortgage Securities, Inc		5.500	07/25/35	293,351
		Series - 2005 4 (Class 1A7)
7,000,000	g	Citigroup Commercial Mortgage Trust		4.509	09/10/31	6,915,271
		Series - 2016 SMPL (Class E)
6,000,000		Citigroup Commercial Mortgage Trust		3.192	04/10/48	5,874,934
		Series - 2015 GC29 (Class A4)
10,000,000		Citigroup Commercial Mortgage Trust		3.003	05/10/49	9,785,918
		Series - 2016 C1 (Class AAB)
7,951,500	i	COBALT CMBS Commercial Mortgage Trust		6.015	05/15/46	8,108,919
		Series - 2007 C3 (Class AJ)
20,000,000	g	COMM Mortgage Trust		2.841	08/15/45	19,684,770
		Series - 2012 CR2 (Class A3)
925,000	g,i	COMM Mortgage Trust		4.950	08/10/46	965,381
		Series - 2013 CR10 (Class B)
9,044,000		COMM Mortgage Trust		2.972	10/10/49	8,764,901
		Series - 2016 COR1 (Class ASB)
10,000,000		COMM Mortgage Trust		4.181	05/10/51	10,307,195
		Series - 2018 COR3 (Class ASB)
1,910,927	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.041	10/25/29	1,921,667
		Series - 2017 C03 (Class 1M1)
7,408,324	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.941	11/25/29	7,430,489
		Series - 2017 C04 (Class 2M1)
18,364	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.841	02/25/30	18,392
		Series - 2017 C06 (Class 1M1)
5,044,533	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.691	07/25/30	5,037,803
		Series - 2018 C01 (Class 1M1)
6,368,802	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.771	10/25/30	6,366,834
		Series - 2018 C03 (Class 1M1)
120,000	†,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.852	12/25/30	120,002
		Series - 2018 C04 (Class 2M1)
431,749		Countrywide Alternative Loan Trust		5.000	04/25/20	425,468
		Series - 2005 6CB (Class 2A1)
703,710	i	Countrywide Alternative Loan Trust	LIBOR 1 M + 0.230%	2.314	07/20/35	688,171
		Series - 2005 24 (Class 4A1)
711,584	i	Countrywide Home Loan Mortgage Pass Through Trust		3.524	11/20/34	726,267
		Series - 2004 HYB6 (Class A2)
198

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$87,366		Countrywide Home Loan Mortgage Pass Through Trust		5.250%	09/25/35	$85,085
		Series - 2005 17 (Class 1A10)
4,000,000		DBJPM		3.539	05/10/49	3,899,331
		Series - 2016 C1 (Class AM)
2,083,000	g,i	DBUBS Mortgage Trust		5.515	08/10/44	2,165,518
		Series - 2011 LC3A (Class B)
4,000,432	g,i	Flagstar Mortgage Trust		3.500	03/25/47	3,947,614
		Series - 2017 1 (Class 1A5)
7,096,086	g,i	Flagstar Mortgage Trust		4.000	05/25/48	7,074,871
		Series - 2018 3INV (Class A3)
3,870,519	i	GE Capital Commercial Mortgage Corp		5.935	11/10/45	3,933,298
		Series - 2005 C4 (Class AJ)
14,346,000	i	GS Mortgage Securities Corp II		3.978	03/10/51	14,657,345
		Series - 2018 GS9 (Class AAB)
718,291		GSR Mortgage Loan Trust		6.000	01/25/35	721,596
		Series - 2005 1F (Class 3A3)
172,779	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.751	03/25/35	165,705
		Series - 2004 11 (Class 2A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.137	01/15/46	1,596,746
		Series - 2013 C13 (Class D)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.522	07/15/46	324,264
		Series - 2011 C4 (Class C)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	9,639,482
		Series - 2016 JP2 (Class ASB)
14,207,186	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.251	06/25/37	13,955,714
		Series - 2007 CH5 (Class A1)
1,118,255	i	JP Morgan Mortgage Trust		3.625	11/25/33	1,141,072
		Series - 2006 A2 (Class 5A3)
532,345	i	JP Morgan Mortgage Trust		3.500	05/25/45	518,038
		Series - 2015 C3 (Class A19)
935,035	i	JP Morgan Mortgage Trust		3.500	10/25/45	909,906
		Series - 2015 C6 (Class A13)
1,088,938	i	JP Morgan Mortgage Trust		3.500	05/25/46	1,058,992
		Series - 2016 C1 (Class A13)
9,506,704	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	9,393,070
		Series - 2017 1 (Class A3)
12,821,546	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	12,573,129
		Series - 2017 2 (Class A3)
656,109	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	642,125
		Series - 2017 2 (Class A13)
1,216,851	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	1,202,306
		Series - 2017 3 (Class 1A5)
9,650,000	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	9,533,899
		Series - 2018 6 (Class 1A3)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.633	02/15/48	4,924,228
		Series - 2015 C27 (Class AS)
1,000,000		JPMBB Commercial Mortgage Securities Trust		3.657	09/15/47	1,012,322
		Series - 2014 C23 (Class ASB)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.483	02/15/48	973,372
		Series - 2015 C27 (Class C)
5,450,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	5,333,766
		Series - 2015 C28 (Class A4)
10,000,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/15/49	9,936,443
		Series - 2016 C1 (Class A5)
199

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$770,330		Lehman Mortgage Trust		5.500%	11/25/35	$746,868
		Series - 2005 1 (Class 2A4)
8,561,509	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	8,622,425
		Series - 2007 6 (Class AM)
1,965,536	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	1,976,090
		Series - 2014 C19 (Class LNC3)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.249	02/15/48	4,899,909
		Series - 2015 C20 (Class A4)
925,000		Morgan Stanley Bank of America Merrill Lynch Trust		4.160	02/15/48	923,661
		Series - 2015 C20 (Class B)
3,149,500	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.705%	2.796	02/25/35	3,145,497
		Series - 2005 WMC2 (Class M3)
1,375,953	i	Morgan Stanley Capital I Trust		5.389	11/12/41	1,371,707
		Series - 2006 HQ10 (Class AJ)
2,614,067	i	Morgan Stanley Capital I Trust		6.285	06/11/49	2,641,072
		Series - 2007 IQ15 (Class AJ)
10,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	9,569,549
		Series - 2016 UB11 (Class ASB)
2,115,630	i	Morgan Stanley Capital I Trust		6.376	12/12/49	1,602,583
		Series - 2007 IQ16 (Class AJFX)
5,000,000	g	MSSG Trust		3.690	09/13/39	4,903,902
		Series - 2017 237P (Class B)
1,813,798	i	Option One Mortgage Loan Trust	LIBOR 1 M + 0.795%	2.886	05/25/34	1,767,418
		Series - 2004 2 (Class M1)
11,479,564	g,i	Sequoia Mortgage Trust		3.500	11/25/46	11,402,616
		Series - 2016 3 (Class A10)
4,333,562	g,i	Sequoia Mortgage Trust		3.500	02/25/47	4,315,983
		Series - 2017 1 (Class A4)
12,892,920	g,i	Sequoia Mortgage Trust		3.500	04/25/47	12,840,665
		Series - 2017 3 (Class A4)
13,020,495	g,i	Sequoia Mortgage Trust		3.500	08/25/47	12,897,412
		Series - 2017 5 (Class A4)
1,592,085	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,597,244
		Series - 2018 CH2 (Class A21)
2,200,000		Sequoia Mortgage Trust		4.000	07/25/48	2,215,039
3,355,572	g,i	Sequoia Mortgage Trust 2017-2		3.500	02/25/47	3,267,488
		Series - 2017 2 (Class A19)
842,577	i	Shellpoint Co Originator Trust		3.500	11/21/46	834,823
		Series - 2016 1 (Class 1A10)
4,360,538	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	4,316,593
		Series - 2017 1 (Class A4)
730,485	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.340%	2.431	08/25/35	723,965
		Series - 2005 16XS (Class A1)
229,978	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	07/25/29	231,776
		Series - 2017 DNA1 (Class M1)
200

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,582,163	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.891%	12/25/29	$1,585,116
		Series - 2017 HQA2 (Class M1)
1,850,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	1,850,663
		Series - 2018 SPI2 (Class M1)
232,564	i	Wachovia Bank Commercial Mortgage Trust		5.413	12/15/43	234,197
		Series - 2007 C30 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	3,052,590
		Series - 2007 C34 (Class B)
4,191,879	i	Wachovia Bank Commercial Mortgage Trust		6.309	05/15/46	4,262,512
		Series - 2007 C34 (Class AJ)
100,000	i	Wachovia Bank Commercial Mortgage Trust		6.384	05/15/46	102,154
		Series - 2007 C34 (Class C)
7,706,175	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	7,735,004
		Series - 2007 C31 (Class AJ)
1,401,382	i	Wachovia Bank Commercial Mortgage Trust		6.057	06/15/49	1,415,396
		Series - 2007 C32 (Class AJ)
19,956	i	Wachovia Bank Commercial Mortgage Trust		6.209	02/15/51	20,465
		Series - 2007 C33 (Class AM)
9,027,000		WFRBS Commercial Mortgage Trust		3.607	11/15/47	9,040,806
		Series - 2014 C24 (Class A5)
		TOTAL OTHER MORTGAGE BACKED				390,940,469

		TOTAL STRUCTURED ASSETS				682,084,648
		(Cost $691,827,271)

		TOTAL BONDS				3,898,961,977
		(Cost $3,984,653,877)

SHARES		COMPANY
COMMON STOCKS - 0.1%

ENERGY - 0.1%
39,533	*	Gulfmark Offshore, Inc				1,324,356
24,259	*,m	Gulfmark Offshore, Inc				812,676
38,800	*	Peabody Energy Corp				1,764,624
		TOTAL ENERGY				3,901,656
		TOTAL COMMON STOCKS				3,901,656
		(Cost $1,863,397)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
9,625	m	Gulfmark Offshore, Inc				322,438
3,352	m	Gulfmark Offshore, Inc				112,292
		TOTAL ENERGY				434,730
		TOTAL RIGHTS / WARRANTS				434,730
		(Cost $270,181)
201

TIAA-CREF FUNDS - Bond Plus Fund

MATURITY
	PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 1.0%

TREASURY DEBT - 1.0%
EGP	67,700,000	j	Egypt Treasury Bills	0.000%	08/21/18	$3,694,728
NGN	1,700,000,000	j	Nigeria Treasury Bill	0.000	07/05/18	4,699,242
	$30,280,000		United States Treasury Bill	1.789	08/16/18	30,211,066
			TOTAL TREASURY DEBT			38,605,036

			TOTAL SHORT-TERM INVESTMENTS			38,605,036
(Cost $38,565,099)

			TOTAL INVESTMENTS - 99.2%			4,047,208,907
(Cost $4,132,470,181)
			OTHER ASSETS & LIABILITIES, NET - 0.8%			34,529,767
			NET ASSETS - 100.0%			$4,081,738,674

Abbreviation(s):
	BRL		Brazilian real
	DOP		Dominican peso
	EGP		Egyptian pound
	EUR		Euro
	JPY		Japanese yen
	LIBOR		London Interbank Offered Rate
	LKR		Sri Lankan rupee
	M		Month
	MXN		Mexican peso
	NGN		Nigerian naira
	REIT		Real Estate Investment Trust
	UYU		Uruguayan peso
	W		Week
	ZAR		South African Rand

	*		Non-income producing
	†		Security is categorized as Level 3 in the fair value hierarchy.
	g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2018, the aggregate value of these securities was $847,852,077 or 20.8% of net assets.
	h		All or a portion of these securities were purchased on a delayed delivery basis.
	i		Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
	j		Zero coupon
	m		Indicates a security that has been deemed illiquid.
	o		Payment in Kind Bond
202

TIAA-CREF FUNDS - Bond Plus Fund

Bilateral cross currency swap contracts outstanding as of June 30, 2018 were as follows (See Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount		Value	Upfront premiums received	Unrealized appreciation (depreciation)
USD		Fixed semi-annual 1.94%	JP Morgan Chase Bank, N.A.	4/15/19	USD	20,664,870	$(189,160)	$(99,771)	$ (89,388)
JPY	Fixed semi-annual 0.10%				JPY	2,300,000,000

Abbreviation(s):
JPY	Japanese yen
USD	United States Dollar

Centrally cleared swap contracts outstanding as of June 30, 2018 were as follows (See Note 3):

Purchased

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount (1)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS30V1- 5 Year Index	5.000%	Credit event as specified in contract	Goldman Sachs	6/20/23	$15,000,000	$15,383	$ 111,956
CDX-NAHYS30V1- 5 Year Index	5.000%	Credit event as specified in contract	Goldman Sachs	6/20/23	15,000,000	15,391	105,151
					Total	$30,774	$ 217,107

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
203

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 6.8%

AUTOMOBILES & COMPONENTS - 0.2%
$8,590,052	i	Gates Global LLC	LIBOR 3 M + 3.000%	5.080%	04/01/24	$8,576,222
		TOTAL AUTOMOBILES & COMPONENTS				8,576,222

CAPITAL GOODS - 0.3%
1,654,063	i	Proampac PG Borrower LLC	LIBOR 3 M + 3.500%	5.860	11/20/23	1,643,212
8,977,500	i	Titan Acquisition Ltd	LIBOR 1 M + 3.000%	5.090	03/28/25	8,830,538
		TOTAL CAPITAL GOODS				10,473,750

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
10,008,589	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.840	10/24/21	10,046,121
16,306,037	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.340	11/14/22	16,230,377
745,208	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	8.179	05/15/23	719,126
4,254,792	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	9.090	05/15/23	4,105,874
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				31,101,498

CONSUMER DURABLES & APPAREL - 0.2%
11,044,732	i	Academy Ltd	LIBOR 1 and 3 M + 4.000%	5.980	07/01/22	9,164,035
		TOTAL CONSUMER DURABLES & APPAREL				9,164,035

CONSUMER SERVICES - 1.2%
12,186,587	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	5.840	07/28/22	11,988,555
458,285	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	4.490	09/15/23	458,917
13,275,000	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 8.250%	10.340	07/10/23	12,843,562
9,850,000	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	6.080	08/12/22	9,813,063
8,800,000	i	KUEHG Corp	LIBOR 3 M + 8.250%	10.580	08/22/25	8,888,000
3,706,398	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	4.840	08/14/24	3,678,600
		TOTAL CONSUMER SERVICES				47,670,697

ENERGY - 0.4%
10,845,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.466	12/31/21	11,983,725
4,862,500	i	Petrochoice Holdings, Inc	LIBOR 2 M + 5.000%	7.100	08/21/22	4,874,656
		TOTAL ENERGY				16,858,381

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
4,375,000	i	Gentiva Health Services, Inc	LIBOR 3 M + 3.750%	6.125	06/21/25	4,342,188
1,800,000	i	Gentiva Health Services, Inc	LIBOR 3 M + 7.000%	9.300	06/21/26	1,818,000
631,136	i	Heartland Dental LLC	LIBOR 3 M + 3.750%	0.000	04/30/25	627,191
4,207,574	i	Heartland Dental LLC	LIBOR 3 M + 3.750%	5.843	04/30/25	4,181,276
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				10,968,655

INSURANCE - 0.5%
12,450,900	i	Acrisure LLC	LIBOR 3 M + 4.250%	6.610	11/22/23	12,396,490
204

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,475,000	i	Asurion LLC	LIBOR 1 M + 6.000%	8.090%	08/04/25	$5,550,281
		TOTAL INSURANCE				17,946,771

MATERIALS - 0.4%
3,850,000	i	Berlin Packaging LLC	LIBOR 1 and 3 M + 3.000%	5.100	11/07/25	3,824,013
7,074,403	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.830	07/29/22	7,080,275
1,549,192	i	Tronox Blocked Borrower LLC	LIBOR 3 M + 3.000%	5.090	09/23/24	1,547,643
3,575,058	i	Tronox Finance LLC	LIBOR 3 M + 3.000%	5.090	09/23/24	3,571,483
		TOTAL MATERIALS				16,023,414

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
9,230,250	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.590	09/26/24	8,574,902
1,215,813	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	4.840	09/27/24	1,208,214
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,783,116

REAL ESTATE - 0.5%
14,639,579	i	DTZ US Borrower LLC	LIBOR 3 M + 3.250%	5.610	11/04/21	14,604,590
5,391,438	i	Road Infrastructure Investment LLC	LIBOR 1 M + 3.500%	5.590	06/13/23	5,386,963
		TOTAL REAL ESTATE				19,991,553

RETAILING - 1.1%
9,950,000	i	Bass Pro Group LLC	LIBOR 1 M + 5.000%	7.090	09/25/24	9,956,268
14,621,867	i	Men’s Wearhouse, Inc	LIBOR 1 M + 3.500%	5.480	04/09/25	14,682,840
10,650,000		Sally Holdings LLC		4.500	07/05/24	10,050,938
9,950,000	i	Staples, Inc	LIBOR 3 M + 4.000%	6.360	09/12/24	9,810,103
		TOTAL RETAILING				44,500,149

SOFTWARE & SERVICES - 0.1%
1,453,538	i	SS&C Technologies, Inc	LIBOR 1 M + 2.500%	4.590	04/16/25	1,452,724
3,842,156	i	SS&C Technologies, Inc	LIBOR 1 M + 2.500%	4.590	04/16/25	3,840,005
		TOTAL SOFTWARE & SERVICES				5,292,729

UTILITIES - 0.6%
3,579,552	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.310	11/28/24	3,588,501
9,875,031	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	6.090	07/14/23	9,896,065
9,047,188	i	Vistra Operations Co LLC	LIBOR 1 M + 4.000%	4.090	12/31/25	8,981,867
		TOTAL UTILITIES				22,466,433

		TOTAL BANK LOAN OBLIGATIONS				270,817,403
		(Cost $272,816,826)

BONDS - 88.6%

CORPORATE BONDS - 88.6%

AUTOMOBILES & COMPONENTS - 1.1%
2,350,000	g	Adient Global Holdings Ltd		4.875	08/15/26	2,115,000
3,600,000	g	Allison Transmission, Inc		5.000	10/01/24	3,541,500
600,000	g	Allison Transmission, Inc		4.750	10/01/27	559,500
5,700,000	g	Dana Financing Luxembourg Sarl		5.750	04/15/25	5,614,500
7,500,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	7,612,500
205

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,176,000	g	Gates Global LLC	6.000%	07/15/22	$8,278,200
2,875,000		Goodyear Tire & Rubber Co	5.000	05/31/26	2,673,750
1,100,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	1,083,500
1,100,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	1,053,250
1,100,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	1,035,375
7,550,000	g	Schaeffler Finance BV	4.750	05/15/23	7,493,375
3,000,000		Tenneco, Inc	5.000	07/15/26	2,679,000
		TOTAL AUTOMOBILES & COMPONENTS			43,739,450

BANKS - 1.3%
9,500,000		Citigroup, Inc	6.125	12/30/49	9,915,625
5,600,000	g	Credit Suisse Group AG.	6.250	12/30/49	5,454,439
3,700,000		ING Groep NV	6.000	12/30/49	3,682,240
4,750,000	g	Lloyds Banking Group plc	6.657	12/30/49	5,071,955
7,500,000	g	Nordea Bank AB	5.500	12/30/49	7,443,750
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,575,603
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,368,926
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,769,491
4,275,000		Royal Bank of Scotland Group plc	8.625	12/30/49	4,543,256
		TOTAL BANKS			50,825,285

CAPITAL GOODS - 2.9%
3,000,000		Anixter, Inc	5.125	10/01/21	3,052,500
2,500,000		Anixter, Inc	5.500	03/01/23	2,578,125
13,200,000	g	Beacon Escrow Corp	4.875	11/01/25	12,210,000
13,475,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	13,879,250
10,015,000	g	Cloud Crane LLC	10.125	08/01/24	10,766,125
15,500,000		H&E Equipment Services, Inc	5.625	09/01/25	15,228,750
3,100,000		Manitowoc Foodservice, Inc	9.500	02/15/24	3,413,875
7,350,000		Orbital ATK, Inc	5.500	10/01/23	7,693,245
4,150,000	g	SPX FLOW, Inc	5.625	08/15/24	4,118,875
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	4,108,500
13,130,000	g	Stena AB	7.000	02/01/24	12,079,600
2,750,000	g	TransDigm UK Holdings plc	6.875	05/15/26	2,787,812
5,000,000		TransDigm, Inc	6.000	07/15/22	5,026,500
14,500,000		TransDigm, Inc	6.500	07/15/24	14,753,750
2,375,000		TransDigm, Inc	6.500	05/15/25	2,401,719
		TOTAL CAPITAL GOODS			114,098,626

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
12,350,000	g	ADT Corp	4.875	07/15/32	9,663,875
7,250,000		AECOM	5.875	10/15/24	7,476,562
11,500,000		AECOM	5.125	03/15/27	10,838,750
1,532,000		Clean Harbors, Inc	5.250	08/01/20	1,535,830
9,699,000	g	Herc Rentals, Inc	7.500	06/01/22	10,256,692
9,528,000	g	Herc Rentals, Inc	7.750	06/01/24	10,171,140
8,675,000	g	Iron Mountain, Inc	4.875	09/15/27	7,991,844
206

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	g	KAR Auction Services, Inc	5.125%	06/01/25	$4,775,000
3,898,219	†,g,o	Neovia Logistics Intermediate Holdings LLC	10.000	04/01/20	2,202,494
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	1,940,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	7,942,375
127,000		RR Donnelley & Sons Co	7.000	02/15/22	128,905
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,520,250
2,215,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	1,882,750
16,425,000		United Rentals North America, Inc	5.500	07/15/25	16,548,188
6,675,000		United Rentals North America, Inc	4.625	10/15/25	6,357,938
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,183,812
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,455,000
7,600,000		United Rentals North America, Inc	4.875	01/15/28	7,058,500
11,000,000	g	XPO Logistics, Inc	6.500	06/15/22	11,275,000
8,325,000	g	XPO Logistics, Inc	6.125	09/01/23	8,499,492
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			137,704,397

CONSUMER DURABLES & APPAREL - 2.6%
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,071,875
3,000,000	g	Hanesbrands, Inc	4.875	05/15/26	2,895,000
5,575,000		KB Home	7.000	12/15/21	5,853,750
1,900,000		KB Home	7.625	05/15/23	2,037,750
1,800,000		Lennar Corp	8.375	01/15/21	1,966,500
14,500,000		Lennar Corp	4.750	04/01/21	14,706,625
5,600,000		Lennar Corp	4.125	01/15/22	5,544,000
16,000,000		Lennar Corp	4.500	04/30/24	15,420,800
13,150,000		Lennar Corp	5.875	11/15/24	13,577,375
12,800,000	g,h	LGI Homes, Inc	6.875	07/15/26	12,768,000
18,050,000	g	Mattel, Inc	6.750	12/31/25	17,576,188
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,501,050
3,000,000		PulteGroup, Inc	5.500	03/01/26	2,970,000
5,000,000		PulteGroup, Inc	5.000	01/15/27	4,750,000
		TOTAL CONSUMER DURABLES & APPAREL			103,638,913

CONSUMER SERVICES - 6.9%
8,125,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	7,718,750
15,000,000	g	1011778 BC ULC / New Red Finance Inc	5.000	10/15/25	14,193,000
6,851,000		ADT Corp	6.250	10/15/21	7,090,785
7,575,000		ADT Corp	3.500	07/15/22	7,090,200
4,000,000		Boyd Gaming Corp	6.375	04/01/26	4,050,000
6,300,000	g	Boyd Gaming Corp	6.000	08/15/26	6,213,375
2,800,000		Cedar Fair LP	5.375	04/15/27	2,758,000
6,000,000	g	Cott Holdings, Inc	5.500	04/01/25	5,835,000
1,750,000		GLP Capital LP	4.375	04/15/21	1,750,000
5,000,000		GLP Capital LP	5.250	06/01/25	5,000,000
1,000,000		GLP Capital LP	5.375	04/15/26	990,000
3,000,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	2,853,750
8,500,000		Hilton Worldwide Finance LLC	4.625	04/01/25	8,287,500
8,035,000	g	International Game Technology	6.250	02/15/22	8,235,875
14,785,000	g	International Game Technology	6.500	02/15/25	15,265,513
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,418,750
2,000,000		MGM Resorts International	5.250	03/31/20	2,037,500
3,500,000		MGM Resorts International	6.750	10/01/20	3,666,250
207

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,250,000		MGM Resorts International	6.000%	03/15/23	$11,587,500
16,000,000	g	Penn National Gaming, Inc	5.625	01/15/27	15,080,000
13,700,000		Pinnacle Entertainment, Inc	5.625	05/01/24	14,222,655
46,210,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	49,329,175
4,000,000		Scientific Games International, Inc	6.250	09/01/20	4,000,000
16,000,000		Scientific Games International, Inc	10.000	12/01/22	17,040,000
4,650,000	g	Scientific Games International, Inc	5.000	10/15/25	4,429,125
8,750,000	g	ServiceMaster Co LLC	5.125	11/15/24	8,487,500
22,500,000	g	Six Flags Entertainment Corp	4.875	07/31/24	21,863,250
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,560,038
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	12,772,500
		TOTAL CONSUMER SERVICES			268,825,991

DIVERSIFIED FINANCIALS - 4.0%
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,911,000
1,000,000		CIT Group, Inc	4.125	03/09/21	993,750
4,750,000		CIT Group, Inc	5.000	08/01/23	4,805,100
2,000,000		CIT Group, Inc	5.250	03/07/25	2,015,000
900,000		CIT Group, Inc	6.125	03/09/28	924,750
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	984,735
10,000,000		GMAC, Inc	8.000	11/01/31	11,900,000
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,427,285
21,200,000		Icahn Enterprises LP	6.250	02/01/22	21,624,000
6,500,000		Icahn Enterprises LP	6.750	02/01/24	6,548,750
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,664,931
8,330,000		Navient Corp	6.625	07/26/21	8,556,576
9,500,000		Navient Corp	7.250	09/25/23	9,951,250
8,000,000		Navient Corp	6.125	03/25/24	7,900,000
12,025,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	11,904,870
12,500,000	g	Park Aerospace Holdings Ltd	4.500	03/15/23	11,872,500
12,975,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	12,810,088
27,850,000	g	Quicken Loans, Inc	5.250	01/15/28	25,686,055
		TOTAL DIVERSIFIED FINANCIALS			158,480,640

ENERGY - 16.2%
8,425,000		AmeriGas Partners LP	5.625	05/20/24	8,288,094
14,500,000		AmeriGas Partners LP	5.500	05/20/25	14,046,875
6,375,000		AmeriGas Partners LP	5.875	08/20/26	6,215,625
13,300,000		AmeriGas Partners LP	5.750	05/20/27	12,635,000
2,000,000		Ashland, Inc	6.875	05/15/43	2,030,000
2,183,000		California Resources Corp	5.500	09/15/21	1,910,125
5,180,000	g	California Resources Corp	8.000	12/15/22	4,700,850
4,151,000		California Resources Corp	6.000	11/15/24	3,383,065
13,065,000		Calumet Specialty Products Partners LP	6.500	04/15/21	12,999,675
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	4,585,000
10,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	10,626,500
1,400,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,526,000
12,185,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	12,672,400
10,878,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	11,231,535
9,845,000		Crestwood Midstream Partners LP	6.250	04/01/23	10,041,900
11,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	11,036,187
208

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,600,000	g	Denbury Resources, Inc	9.000%	05/15/21	$3,805,920
4,750,000		Denbury Resources, Inc	5.500	05/01/22	4,370,000
525,000		Denbury Resources, Inc	4.625	07/15/23	458,220
10,000,000		Diamond Offshore Drilling, Inc	7.875	08/15/25	10,362,500
5,000,000		Dynegy, Inc	7.375	11/01/22	5,225,000
5,000,000		Dynegy, Inc	7.625	11/01/24	5,331,250
6,925,000	g	Dynegy, Inc	8.000	01/15/25	7,433,641
6,650,000		Ensco plc	7.750	02/01/26	6,282,255
11,551,000	g	EP Energy LLC	9.375	05/01/24	9,471,820
14,250,000	g	EP Energy LLC	7.750	05/15/26	14,570,625
21,535,000		Exterran Partners LP	6.000	04/01/21	21,373,487
11,293,000		Exterran Partners LP	6.000	10/01/22	11,180,070
17,900,000		Genesis Energy LP	6.500	10/01/25	17,184,000
22,500,000		Genesis Energy LP	6.250	05/15/26	21,206,250
26,175,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	26,109,563
6,875,000		Murphy Oil Corp	6.875	08/15/24	7,218,750
19,800,000		Murphy Oil Corp	5.750	08/15/25	19,744,560
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,556,250
1,650,000		Murphy Oil USA, Inc	5.625	05/01/27	1,612,875
19,000,000	g	Nabors Industries, Inc	5.750	02/01/25	17,955,000
15,752,000		Oasis Petroleum, Inc	6.875	03/15/22	16,023,092
9,595,000		Oasis Petroleum, Inc	6.875	01/15/23	9,762,912
17,250,000	g	Oasis Petroleum, Inc	6.250	05/01/26	17,422,500
12,000,000	g	Parkland Fuel Corp	6.000	04/01/26	11,820,000
4,800,000	m	Peabody Energy Corp	6.000	11/15/18	0
5,500,000	g,m	Peabody Energy Corp	6.500	09/15/20	0
9,500,000	m	Peabody Energy Corp	6.250	11/15/21	0
4,750,000	m	Peabody Energy Corp	10.000	03/15/22	0
4,362,000		Precision Drilling Corp	5.250	11/15/24	4,122,090
2,850,000	g	Precision Drilling Corp	7.125	01/15/26	2,926,950
22,825,000		Range Resources Corp	5.750	06/01/21	23,395,625
1,900,000		Range Resources Corp	5.000	08/15/22	1,881,000
2,375,000		Range Resources Corp	4.875	05/15/25	2,226,562
5,850,000		SM Energy Co	6.125	11/15/22	5,996,250
10,795,000		SM Energy Co	6.500	01/01/23	10,902,950
1,900,000		SM Energy Co	6.750	09/15/26	1,904,750
10,900,000		Southwestern Energy Co	4.100	03/15/22	10,409,500
4,750,000		Southwestern Energy Co	6.700	01/23/25	4,649,063
19,000,000		Southwestern Energy Co	7.500	04/01/26	19,665,000
4,750,000		Southwestern Energy Co	7.750	10/01/27	4,916,250
5,000,000		Suburban Propane Partners LP	5.500	06/01/24	4,850,000
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	9,785,625
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	7,643,625
6,575,000	g	Sunoco LP	4.875	01/15/23	6,312,000
2,500,000	g	Sunoco LP	5.500	02/15/26	2,368,750
2,000,000	g	Sunoco LP	5.875	03/15/28	1,885,660
9,825,000		Targa Resources Partners LP	5.125	02/01/25	9,702,188
11,500,000	g	Targa Resources Partners LP	5.875	04/15/26	11,586,250
15,000,000	g	Targa Resources Partners LP	5.000	01/15/28	13,950,000
11,225,000	g,h	Transocean Guardian Ltd	5.875	01/15/24	11,154,844
1,900,000		Transocean, Inc	5.800	10/15/22	1,885,180
2,850,000	g	Transocean, Inc	9.000	07/15/23	3,067,313
2,575,000	g	Transocean, Inc	7.500	01/15/26	2,615,234
209

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,220,000		Transocean, Inc	6.800%	03/15/38	$5,053,750
30,000,000	g	USA Compression Partners LP	6.875	04/01/26	31,050,000
11,750,000		Whiting Petroleum Corp	6.250	04/01/23	12,043,750
8,975,000	g	Whiting Petroleum Corp	6.625	01/15/26	9,255,469
1,825,000		WPX Energy, Inc	6.000	01/15/22	1,898,000
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,738,375
		TOTAL ENERGY			642,251,374

FOOD & STAPLES RETAILING - 1.5%
8,500,000		Albertsons Cos LLC	6.625	06/15/24	8,011,250
14,250,000		Albertsons Cos LLC	5.750	03/15/25	12,611,250
30,685,000	†,g	Fresh Market, Inc	9.750	05/01/23	19,484,975
17,960,000		Ingles Markets, Inc	5.750	06/15/23	17,690,600
		TOTAL FOOD & STAPLES RETAILING			57,798,075

FOOD, BEVERAGE & TOBACCO - 0.4%
2,120,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	2,061,700
7,250,000	g	Post Holdings, Inc	5.500	03/01/25	7,077,813
2,375,000	g	Post Holdings, Inc	5.000	08/15/26	2,214,687
3,150,000	g	Post Holdings, Inc	5.750	03/01/27	3,039,750
2,500,000	g	Post Holdings, Inc	5.625	01/15/28	2,343,750
		TOTAL FOOD, BEVERAGE & TOBACCO			16,737,700

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
6,000,000	g	Centene Escrow I Corp	5.375	06/01/26	6,078,780
16,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	15,137,600
14,500,000		CHS/Community Health Systems	5.125	08/01/21	13,412,500
11,875,000		CHS/Community Health Systems	6.250	03/31/23	10,865,625
5,000,000		DaVita, Inc	5.125	07/15/24	4,850,000
14,500,000		DaVita, Inc	5.000	05/01/25	13,648,125
7,125,000		Encompass Health Corp	5.125	03/15/23	7,125,000
4,625,000		Encompass Health Corp	5.750	11/01/24	4,627,683
5,000,000		Encompass Health Corp	5.750	09/15/25	5,050,000
575,000		HCA Holdings, Inc	6.250	02/15/21	596,562
13,600,000		HCA, Inc	7.500	02/15/22	14,790,000
1,800,000		HCA, Inc	5.875	03/15/22	1,876,500
10,000,000		HCA, Inc	5.000	03/15/24	10,000,000
13,350,000		HCA, Inc	5.375	02/01/25	13,145,745
24,650,000		HCA, Inc	5.875	02/15/26	24,865,687
900,000		HCA, Inc	7.500	11/06/33	947,250
6,550,000		HCA, Inc	5.500	06/15/47	6,009,625
8,925,000		LifePoint Health, Inc	5.875	12/01/23	8,880,375
14,175,000		LifePoint Health, Inc	5.375	05/01/24	13,643,438
8,075,000		LifePoint Hospitals, Inc	5.500	12/01/21	8,064,906
14,000,000		MPT Operating Partnership LP	5.000	10/15/27	13,370,000
10,450,000	g	New Amethyst Corp	6.250	12/01/24	11,129,250
3,000,000		Tenet Healthcare Corp	6.750	02/01/20	3,078,750
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,572,375
11,500,000		Tenet Healthcare Corp	8.125	04/01/22	12,003,125
27,200,000	g	Tenet Healthcare Corp	4.625	07/15/24	25,763,840
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,592,500
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			255,125,241
210

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
$4,800,000	g	First Quality Finance Co, Inc	4.625%	05/15/21	$4,680,000
5,675,000	g	First Quality Finance Co, Inc	5.000	07/01/25	5,192,625
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			9,872,625

INSURANCE - 0.0%
900,000	g	AssuredPartners, Inc	7.000	08/15/25	866,250
		TOTAL INSURANCE			866,250

MATERIALS - 9.4%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,687,344
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,696,000
6,000,000	g	Alcoa Nederland Holding BV	6.125	05/15/28	6,037,500
6,550,000		Alcoa, Inc	5.400	04/15/21	6,730,125
4,750,000		Alcoa, Inc	5.125	10/01/24	4,717,557
4,250,000	g	Berry Global, Inc	4.500	02/15/26	3,963,125
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,792,275
14,000,000		Berry Plastics Corp	6.000	10/15/22	14,409,500
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,883,375
20,000,000		Blue Cube Spinco, Inc	9.750	10/15/23	22,600,000
11,400,000		Blue Cube Spinco, Inc	10.000	10/15/25	13,252,500
7,625,000	g	Commercial Metals Co	5.750	04/15/26	7,358,125
2,000,000		Crown Americas LLC	4.500	01/15/23	1,960,000
3,000,000	g	Crown Americas LLC	4.750	02/01/26	2,850,000
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	13,896,000
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	4,750,000
4,750,000	g	First Quantum Minerals Ltd	7.500	04/01/25	4,687,775
4,750,000	g	First Quantum Minerals Ltd	6.875	03/01/26	4,548,125
4,250,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	4,101,250
11,400,000	g	FMG Resources August 2006 Pty Ltd	5.125	03/15/23	11,058,000
10,000,000		Freeport-McMoRan, Inc	3.875	03/15/23	9,450,000
2,000,000		Freeport-McMoRan, Inc	4.550	11/14/24	1,900,000
3,100,000		Freeport-McMoRan, Inc	5.400	11/14/34	2,813,250
9,500,000		Freeport-McMoRan, Inc	5.450	03/15/43	8,333,400
6,650,000	g	GCP Applied Technologies, Inc	5.500	04/15/26	6,533,625
5,828,000	g	James Hardie International Finance DAC	4.750	01/15/25	5,682,300
4,250,000	g	James Hardie International Finance DAC	5.000	01/15/28	4,016,250
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,275,000
40,000,000	g	Nova Chemicals Corp	4.875	06/01/24	38,000,000
16,000,000	g	OCI NV	6.625	04/15/23	16,222,720
6,450,000		Olin Corp	5.125	09/15/27	6,272,625
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,376,562
1,650,000		PolyOne Corp	5.250	03/15/23	1,678,875
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,678,125
2,000,000	g	Standard Industries, Inc	5.000	02/15/27	1,865,000
5,000,000		Steel Dynamics, Inc	4.125	09/15/25	4,793,750
3,000,000		Steel Dynamics, Inc	5.000	12/15/26	3,000,000
6,650,000		Teck Resources Ltd	6.125	10/01/35	6,683,250
9,500,000		Teck Resources Ltd	6.250	07/15/41	9,452,500
9,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	8,921,250
211

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$15,950,000	g	Tronox Finance plc	5.750%	10/01/25	$15,491,438
22,750,000	g	Tronox, Inc	6.500	04/15/26	22,607,812
13,370,000	g	Univar, Inc	6.750	07/15/23	13,804,525
10,000,000	g	USG Corp	4.875	06/01/27	10,225,000
1,000,000		Valvoline, Inc	5.500	07/15/24	1,010,000
2,000,000		Valvoline, Inc	4.375	08/15/25	1,860,000
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	4,815,011
6,540,000	g	WR Grace & Co-Conn	5.625	10/01/24	6,817,950
		TOTAL MATERIALS			371,558,794

MEDIA - 10.5%
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,498,525
11,400,000	g	Altice Financing S.A.	7.500	05/15/26	11,026,080
7,500,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	7,631,250
1,600,000		AMC Entertainment Holdings, Inc	5.875	11/15/26	1,540,000
7,475,000		AMC Entertainment Holdings, Inc	6.125	05/15/27	7,250,750
10,000,000		AMC Entertainment, Inc	5.750	06/15/25	9,800,000
10,615,000	g	CBS Radio, Inc	7.250	11/01/24	10,110,787
10,725,000	g	CCO Holdings LLC	4.000	03/01/23	10,081,500
20,900,000		CCO Holdings LLC	5.750	01/15/24	20,952,250
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	20,100,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,595,625
6,650,000	g	CCO Holdings LLC	5.125	05/01/27	6,209,437
15,000,000	g	Cequel Communications Holdings I LLC	7.500	04/01/28	15,183,000
10,075,000		Cinemark USA, Inc	4.875	06/01/23	9,872,241
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,031,864
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	932,950
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,040,150
9,500,000		CSC Holdings LLC	6.750	11/15/21	9,951,250
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	10,361,750
4,030,000		DISH DBS Corp	5.000	03/15/23	3,496,025
19,000,000		DISH DBS Corp	7.750	07/01/26	16,648,750
7,500,000	g	DISH Network Corp	2.375	03/15/24	6,604,560
13,860,000		DISH Network Corp	3.375	08/15/26	13,424,741
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,283,391
7,525,000	g	EW Scripps Co	5.125	05/15/25	7,054,688
14,990,000	g	Gray Television, Inc	5.125	10/15/24	14,315,450
11,600,000	g	Gray Television, Inc	5.875	07/15/26	11,034,500
5,000,000		Lamar Media Corp	5.750	02/01/26	5,087,500
10,325,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	10,450,862
1,900,000	g	Lynx II Corp	6.375	04/15/23	1,900,000
825,000		Match Group, Inc	6.375	06/01/24	868,312
14,710,000	g	Meredith Corp	6.875	02/01/26	14,507,738
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	15,710,625
13,577,000	g	Neptune Finco Corp	10.875	10/15/25	15,651,566
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	11,668,375
21,750,000	g	Numericable Group S.A.	6.000	05/15/22	21,885,937
19,150,000	g	Numericable-SFR S.A.	7.375	05/01/26	18,722,955
850,000		Outfront Media Capital LLC	5.250	02/15/22	859,146
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,366,159
2,850,000	g	Sirius XM Radio, Inc	3.875	08/01/22	2,750,250
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	7,796,250
212

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,400,000	g	Tegna, Inc	4.875%	09/15/21	$1,401,750
3,375,000	g	Tegna, Inc	5.500	09/15/24	3,375,000
4,325,000	g	Univision Communications, Inc	5.125	05/15/23	4,152,000
9,100,000	g	Univision Communications, Inc	5.125	02/15/25	8,406,125
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,352,767
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	5,550,000
		TOTAL MEDIA			415,494,831

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
1,800,000	g	Endo Dac	5.875	10/15/24	1,755,000
2,375,000	g	Endo Finance LLC	5.375	01/15/23	1,900,000
4,100,000	g	Endo Finance LLC	6.000	02/01/25	3,198,000
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,187,500
3,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	2,798,925
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	3,959,125
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,520,000
5,000,000		Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	4,317,230
12,650,000		Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	12,632,623
13,725,000		Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	13,984,043
4,750,000	g	Valeant Pharmaceuticals International	9.250	04/01/26	4,934,063
3,800,000	g	Valeant Pharmaceuticals International	8.500	01/31/27	3,857,000
4,750,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	4,824,219
4,500,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	4,426,875
9,500,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	8,835,000
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.000	12/15/25	4,928,125
9,500,000	g	VRX Escrow Corp	5.875	05/15/23	8,924,062
9,500,000	g	VRX Escrow Corp	6.125	04/15/25	8,751,875
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			101,733,665

REAL ESTATE - 0.8%
2,375,000		Equinix, Inc	5.375	01/01/22	2,446,250
3,975,000		Equinix, Inc	5.875	01/15/26	4,026,675
25,300,000	g	WeWork Cos, Inc	7.875	05/01/25	24,224,750
		TOTAL REAL ESTATE			30,697,675

RETAILING - 3.6%
14,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	14,343,856
1,675,000		CDW LLC	5.000	09/01/25	1,645,687
5,800,000	g	JC Penney Corp, Inc	5.875	07/01/23	5,437,500
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	1,687,500
11,400,000		L Brands, Inc	5.250	02/01/28	10,131,750
6,650,000		L Brands, Inc	6.875	11/01/35	5,918,500
9,550,000		L Brands, Inc	6.750	07/01/36	8,404,000
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	5,265,000
19,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	20,206,025
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,570,775
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	8,962,100
24,800,000	†,g	PetSmart, Inc	7.125	03/15/23	16,648,240
7,725,000	g	PetSmart, Inc	5.875	06/01/25	5,928,938
5,000,000	†,g	PetSmart, Inc	8.875	06/01/25	3,287,500
213

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Sonic Automotive, Inc	5.000%	05/15/23	$4,775,000
2,650,000		Sonic Automotive, Inc	6.125	03/15/27	2,504,250
26,600,000	g	Staples, Inc	8.500	09/15/25	24,804,500
		TOTAL RETAILING			145,521,121

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
4,000,000	g	NXP BV	4.625	06/15/22	4,060,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,060,000

SOFTWARE & SERVICES - 2.1%
3,000,000		CDK Global, Inc	5.875	06/15/26	3,063,750
9,500,000	g	First Data Corp	7.000	12/01/23	9,895,010
4,500,000	g	First Data Corp	5.000	01/15/24	4,466,250
6,750,000	g	First Data Corp	5.750	01/15/24	6,745,612
1,175,000	g	Gartner, Inc	5.125	04/01/25	1,169,125
6,350,000		NCR Corp	5.875	12/15/21	6,445,250
5,000,000		NCR Corp	5.000	07/15/22	4,950,000
4,750,000		NCR Corp	6.375	12/15/23	4,922,188
10,000,000	g	Nielsen Co Luxembourg SARL	5.000	02/01/25	9,525,000
3,350,000	g	Open Text Corp	5.625	01/15/23	3,425,476
16,400,000	g	Open Text Corp	5.875	06/01/26	16,728,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,939,000
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,012,460
4,275,000	g	Symantec Corp	5.000	04/15/25	4,140,334
2,000,000	g	WEX, Inc	4.750	02/01/23	2,009,400
		TOTAL SOFTWARE & SERVICES			83,436,855

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
23,700,000	g	CommScope, Inc	6.000	06/15/25	24,203,625
6,650,000	g	Dell International LLC	5.875	06/15/21	6,740,246
6,575,000	g	Dell International LLC	7.125	06/15/24	6,965,746
4,750,000	g	Dell International LLC	8.350	07/15/46	5,716,957
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			43,626,574

TELECOMMUNICATION SERVICES - 6.2%
26,400,000	g	Altice Luxembourg S.A.	7.750	05/15/22	25,542,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,169,020
17,300,000		CenturyLink, Inc	5.800	03/15/22	17,127,000
16,400,000		CenturyLink, Inc	7.500	04/01/24	16,851,000
35,375,000	g	Frontier Communications Corp	8.500	04/01/26	34,136,875
4,750,000		Level 3 Financing, Inc	5.375	01/15/24	4,655,000
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,130,560
8,257,000		Sprint Capital Corp	6.875	11/15/28	7,926,720
8,525,000		Sprint Capital Corp	8.750	03/15/32	9,121,750
23,725,000		Sprint Corp	7.250	09/15/21	24,674,000
6,900,000		Sprint Corp	7.875	09/15/23	7,154,438
10,450,000		Sprint Corp	7.625	02/15/25	10,711,250
9,500,000		Sprint Corp	7.625	03/01/26	9,678,125
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,172,125
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,428,536
8,865,000		T-Mobile USA, Inc	6.000	04/15/24	9,175,275
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,210,625
214

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$22,000,000		T-Mobile USA, Inc	5.125%	04/15/25	$22,110,000
6,675,000		T-Mobile USA, Inc	4.500	02/01/26	6,232,781
2,950,000		T-Mobile USA, Inc	4.750	02/01/28	2,728,750
		TOTAL TELECOMMUNICATION SERVICES			247,935,830

TRANSPORTATION - 2.3%
5,700,000	g	Bombardier, Inc	7.750	03/15/20	6,013,500
9,500,000	g	Bombardier, Inc	6.000	10/15/22	9,461,525
16,825,000	g	Bombardier, Inc	6.125	01/15/23	16,867,063
14,800,000	g	Bombardier, Inc	7.500	03/15/25	15,410,500
2,525,000		Bristow Group, Inc	6.250	10/15/22	1,963,187
8,540,000	g	Bristow Group, Inc	8.750	03/01/23	8,347,850
6,345,000	g	Hertz Corp	7.625	06/01/22	6,091,200
3,075,000		Hertz Corp	6.250	10/15/22	2,736,750
3,325,000	g	Hertz Corp	5.500	10/15/24	2,614,281
12,750,000	g	KLX, Inc	5.875	12/01/22	13,244,063
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,124,000
6,150,000		United Continental Holdings, Inc	4.250	10/01/22	5,934,750
		TOTAL TRANSPORTATION			90,808,669

UTILITIES - 3.1%
13,200,000		AES Corp	4.500	03/15/23	13,084,500
6,750,000		AES Corp	5.500	04/15/25	6,800,625
27,125,000	g	Calpine Corp	5.250	06/01/26	25,565,313
5,300,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	5,101,250
9,250,000		NGL Energy Partners LP	5.125	07/15/19	9,261,562
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,145,250
7,000,000		NRG Energy, Inc	6.250	05/01/24	7,175,000
21,350,000	g	NRG Energy, Inc	5.750	01/15/28	20,976,375
18,500,000	g	Talen Energy Supply LLC	10.500	01/15/26	16,488,125
15,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	14,212,500
		TOTAL UTILITIES			123,810,500

		TOTAL CORPORATE BONDS			3,518,649,081
		(Cost $3,576,319,006)

		TOTAL BONDS			3,518,649,081
		(Cost $3,576,319,006)

SHARES		COMPANY
COMMON STOCKS - 2.9%

DIVERSIFIED FINANCIALS - 1.7%
406,574		iShares iBoxx $ High Yield Corporate Bond ETF			34,591,316
971,552		SPDR Barclays High Yield Bond ETF			34,470,665
		TOTAL DIVERSIFIED FINANCIALS			69,061,981

ENERGY - 1.2%
155,206		Arch Coal, Inc			12,172,807
265,062	*,a	Gulfmark Offshore, Inc			8,879,577
215

TIAA-CREF FUNDS - High-Yield Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE
162,740	*,a,m	Gulfmark Offshore, Inc			$5,451,790
443,017		Peabody Energy Corp			20,148,413
		TOTAL ENERGY			46,652,587
		TOTAL COMMON STOCKS			115,714,568
		(Cost $95,948,239)

RIGHTS / WARRANTS - 0.1%

ENERGY - 0.1%
64,426	m	Gulfmark Offshore, Inc			2,158,271
22,437	†,m	Gulfmark Offshore, Inc			751,639
		TOTAL ENERGY			2,909,910
		TOTAL RIGHTS / WARRANTS			2,909,910
		(Cost $1,808,488)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 0.5%
$20,450,000		Federal Home Loan Bank (FHLB)	1.600%	07/02/18	20,450,000
		TOTAL GOVERNMENT AGENCY DEBT			20,450,000

TREASURY DEBT - 1.6%
23,950,000		United States Treasury Bill	1.788	07/05/18	23,946,709
25,000,000		United States Treasury Bill	1.658	07/12/18	24,988,333
13,810,000		United States Treasury Bill	1.717	07/19/18	13,798,759
		TOTAL TREASURY DEBT			62,733,801

		TOTAL SHORT-TERM INVESTMENTS			83,183,801
		(Cost $83,179,842)

		TOTAL INVESTMENTS - 100.5%			3,991,274,763
		(Cost $4,030,072,401)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(18,921,394)
		NET ASSETS - 100.0%			$3,972,353,369

Abbreviation(s):
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
M	Month
SPDR	Standard & Poor’s Depository Receipts
W	Week

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2018, the aggregate value of these securities was $1,802,730,385 or 45.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
216

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2018

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 99.2%

AGENCY SECURITIES - 1.4%
$2,423,715		HNA LLC	2.369%	09/18/27	$2,341,421
9,085,000		Montefiore Medical Center	2.895	04/20/32	8,586,191
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,457,661
3,000,000		PEFCO	3.250	06/15/25	3,025,344
5,263,158		Reliance Industries Ltd	2.444	01/15/26	5,153,136
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	2,956,626
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,399,235
		TOTAL AGENCY SECURITIES			39,919,614

MORTGAGE BACKED - 0.2%
6,232,616		Government National Mortgage Association (GNMA)	3.700	10/15/33	6,265,294
		TOTAL MORTGAGE BACKED			6,265,294

U.S. TREASURY SECURITIES - 97.6%
23,360,780	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	23,739,215
61,686,837	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	62,382,852
163,670,220	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	161,929,802
102,914,583	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	104,591,658
114,611,760	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	116,105,228
201,885,090	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	198,766,123
118,853,849	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	119,306,284
122,870,302	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	120,778,576
198,292,325	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	194,235,078
141,616,800	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	139,270,334
108,531,000	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	106,098,872
68,076,450	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	67,957,646
125,408,755	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	124,270,402
97,432,830	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	97,305,139
92,315,125	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	89,737,019
111,055,350	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	108,014,439
101,474,466	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	112,516,071
116,201,800	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	114,141,396
91,724,100	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	91,214,119
58,761,587	d,k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	64,379,539
80,472,700	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	77,083,648
90,743,625	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	88,152,304
41,003,528	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	46,629,499
66,054,450	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	64,252,018
118,317,400	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	115,734,212
75,963,756	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	82,987,862
43,467,207	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	55,169,875

217

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$49,227,714	k	United States Treasury Inflation Indexed Bonds	2.500%	01/15/29	$57,833,798
73,126,994	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	96,386,420
15,000,000		United States Treasury Note	2.625	06/15/21	15,000,586
7,500,000		United States Treasury Note	2.750	05/31/23	7,506,738
		TOTAL U.S. TREASURY SECURITIES			2,923,476,752

		TOTAL GOVERNMENT BONDS			2,969,661,660
		(Cost $2,983,614,784)

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.4%
12,000,000		Federal Home Loan Bank (FHLB)	1.600	07/02/18	12,000,000
		TOTAL GOVERNMENT AGENCY DEBT			12,000,000

		TOTAL SHORT-TERM INVESTMENTS			12,000,000
		(Cost $11,999,467)

		TOTAL INVESTMENTS - 99.6%			2,981,661,660
		(Cost $2,995,614,251)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			13,276,575
		NET ASSETS - 100.0%			$2,994,938,235

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of June 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(250)	9/19/18	$(29,899,763)	$(30,046,875)	$(147,112)
218

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 2.3%

CAPITAL GOODS - 0.0%
$790,000	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.000%	4.090%	10/31/23	$782,637
		TOTAL CAPITAL GOODS				782,637

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,108,348	i	Aramark Services, Inc	LIBOR 3 M + 1.750%	4.080	03/28/24	1,106,963
1,980,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	3.840	06/28/24	1,975,050
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				3,082,013

CONSUMER DURABLES & APPAREL - 0.0%
175,000	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	3.840	04/25/25	172,739
		TOTAL CONSUMER DURABLES & APPAREL				172,739

CONSUMER SERVICES - 0.1%
2,130,847	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 1.750%	3.840	10/25/23	2,129,952
418,649	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.840	05/02/22	416,175
		TOTAL CONSUMER SERVICES				2,546,127

FOOD & STAPLES RETAILING - 0.2%
3,095,150	i	YUM! Brands	LIBOR 1 M + 1.750%	3.840	04/03/25	3,062,280
		TOTAL FOOD & STAPLES RETAILING				3,062,280

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
74,903	i	CHS/Community Health Systems	LIBOR 3 M + 3.250%	5.560	01/27/21	73,040
297,660	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	4.840	06/24/21	298,086
622,969	i	HCA, Inc	LIBOR 1 M + 1.750%	3.627	03/18/23	622,969
997,500	i	HCA, Inc	LIBOR 1 M + 2.000%	4.090	03/13/25	999,625
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				1,993,720

MEDIA - 0.7%
1,414,122	i	AMC Entertainment, Inc	LIBOR 1 M + 2.250%	4.320	12/15/22	1,407,943
1,815,875	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.100	04/30/25	1,811,898
2,950,045	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.320	07/17/25	2,927,920
1,774,883	i	MTL Publishing LLC	LIBOR 1 M + 2.250%	4.340	08/21/23	1,773,410
1,344,789	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.050	10/04/23	1,342,799
2,475,000	i	Outfront Media Capital LLC	LIBOR 1 M + 2.000%	4.100	03/18/24	2,472,946
283,855	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.840	03/15/24	274,039
		TOTAL MEDIA				12,010,955

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
947,378	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	4.330	03/07/24	945,900
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				945,900
219

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
RETAILING - 0.3%
$3,904,683	i	Avis Budget Car Rental LLC	LIBOR 3 M + 2.000%	4.340%	02/13/25	$3,905,893
977,330	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.010	03/11/22	805,926
		TOTAL RETAILING				4,711,819

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,473,750	i	Versum Materials, Inc	LIBOR 3 M + 2.000%	4.330	09/29/23	1,468,842
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,468,842

SOFTWARE & SERVICES - 0.2%
1,050,000	i	IQVIA, Inc	LIBOR 3 M + 2.000%	4.334	03/07/24	1,039,500
1,930,263	i	Open Text Corp	LIBOR 1 M + 1.750%	3.840	05/23/25	1,930,263
		TOTAL SOFTWARE & SERVICES				2,969,763

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
2,082,581	i	Abacus Innovations Corp	LIBOR 1 M + 1.750%	3.880	08/16/23	2,088,662
1,293,925	i	CommScope, Inc	LIBOR 1 M + 2.000%	4.090	12/29/22	1,297,160
926,951	i	Sensata Technologies BV	LIBOR 1 M + 1.750%	3.800	10/14/21	926,757
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,312,579

TRANSPORTATION - 0.1%
1,959,596	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.050	10/10/21	1,950,405
		TOTAL TRANSPORTATION				1,950,405

UTILITIES - 0.1%
982,456	i	NRG Energy, Inc	LIBOR 3 M + 1.750%	4.080	06/30/23	975,461
		TOTAL UTILITIES				975,461

		TOTAL BANK LOAN OBLIGATIONS				40,985,240
		(Cost $41,299,868)

BONDS - 94.5%

CORPORATE BONDS - 24.8%

AUTOMOBILES & COMPONENTS - 0.3%
1,950,000	g	Hyundai Capital America		2.550	04/03/20	1,916,267
1,500,000	g	Hyundai Capital America		3.250	09/20/22	1,458,825
2,000,000	g	Hyundai Capital America		4.125	06/08/23	1,989,007
		TOTAL AUTOMOBILES & COMPONENTS				5,364,099

BANKS - 9.8%
2,675,000	g	ADCB Finance Cayman Ltd		4.000	03/29/23	2,663,366
750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	724,792
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,476,687
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	1,894,400
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	738,000
1,000,000	g	Bank Nederlandse Gemeenten NV		1.250	10/29/18	996,490
11,850,000	g	Bank Nederlandse Gemeenten NV		2.500	02/28/20	11,801,794
3,500,000		Bank of America Corp		2.250	04/21/20	3,451,853
1,925,000		Bank of America Corp		2.151	11/09/20	1,881,392
5,000,000		Bank of America Corp		2.369	07/21/21	4,901,254
220

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$10,000,000		Bank of America Corp		2.328%	10/01/21	$9,775,622
9,000,000	g	Bank of Montreal		2.500	01/11/22	8,797,567
3,000,000		BB&T Corp		2.150	02/01/21	2,917,303
2,000,000	g	Caixa Economica Federal		3.500	11/07/22	1,850,000
13,000,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	13,003,494
15,000,000		CitiBank NA		1.850	09/18/19	14,825,550
5,000,000		CitiBank NA		2.100	06/12/20	4,896,706
5,000,000		CitiBank NA		2.125	10/20/20	4,877,428
3,000,000		Citizens Bank NA		2.250	10/30/20	2,924,298
1,500,000	g	Credit Bank of Moscow Via CBOM Finance plc		5.550	02/14/23	1,428,440
2,000,000		Deutsche Bank AG.		2.700	07/13/20	1,945,019
5,000,000	g	Dexia Credit Local S.A.		1.875	03/28/19	4,970,757
4,000,000	g	Dexia Credit Local S.A.		2.375	09/20/22	3,875,307
5,000,000	g	DNB Boligkreditt AS.		2.000	05/28/20	4,891,210
5,000,000	g	DNB Boligkreditt AS.		3.250	06/28/23	4,993,160
2,000,000		Fifth Third Bank		2.200	10/30/20	1,954,601
1,500,000		Huntington National Bank		2.375	03/10/20	1,480,245
7,500,000		JPMorgan Chase & Co		2.750	06/23/20	7,433,023
3,500,000		KeyBank NA		2.350	03/08/19	3,489,942
2,000,000	g	NBK SPC Ltd		2.750	05/30/22	1,904,906
6,050,000		PNC Bank NA		2.450	11/05/20	5,945,980
3,000,000		Royal Bank of Canada		1.875	02/05/20	2,952,654
5,000,000		Royal Bank of Canada		2.150	10/26/20	4,884,785
2,500,000		Santander UK plc		2.125	11/03/20	2,426,721
4,000,000		Sumitomo Mitsui Banking Corp		2.092	10/18/19	3,949,536
2,000,000		SunTrust Banks, Inc		2.500	05/01/19	1,995,677
3,000,000		Toronto-Dominion Bank		1.850	09/11/20	2,921,501
1,500,000	g	Turkiye Garanti Bankasi AS.		4.750	10/17/19	1,486,773
1,000,000	g	Turkiye Is Bankasi		5.375	10/06/21	928,822
2,100,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	2.842	04/23/21	2,103,577
3,000,000		US Bank NA		2.050	10/23/20	2,928,948
5,000,000		Westpac Banking Corp		1.600	08/19/19	4,929,345
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	2,919,177
2,000,000	g	Yapi ve Kredi Bankasi AS.		6.100	03/16/23	1,870,000
		TOTAL BANKS				177,008,102

CAPITAL GOODS - 0.5%
1,500,000	g	Gold Fields Orogen Holding BVI Ltd		4.875	10/07/20	1,495,980
800,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	791,858
1,125,000		Rockwell Collins, Inc		1.950	07/15/19	1,114,057
5,000,000		Roper Industries, Inc		2.050	10/01/18	4,993,759
		TOTAL CAPITAL GOODS				8,395,654

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,000,000		Republic Services, Inc		5.500	09/15/19	3,089,428
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				3,089,428

CONSUMER DURABLES & APPAREL - 0.2%
3,200,000		Lennar Corp		4.750	04/01/21	3,245,600
		TOTAL CONSUMER DURABLES & APPAREL				3,245,600

221

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
DIVERSIFIED FINANCIALS - 4.6%
$3,000,000		American Express Co	2.200%	10/30/20	$2,929,818
3,400,000		American Express Credit Corp	1.875	11/05/18	3,392,635
3,000,000		Capital One Financial Corp	2.400	10/30/20	2,926,021
3,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	2,998,485
1,200,000	g	Federation des Caisses Desjardins du Quebec	2.250	10/30/20	1,171,775
4,800,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,706,419
4,500,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,449,330
2,466,000		General Electric Capital Corp	4.625	01/07/21	2,541,829
10,000,000		General Motors Financial Co, Inc	2.450	11/06/20	9,763,700
2,000,000		Goldman Sachs Group, Inc	2.000	04/25/19	1,986,178
2,775,000		Goldman Sachs Group, Inc	1.950	07/23/19	2,747,411
9,000,000		Goldman Sachs Group, Inc	2.300	12/13/19	8,910,990
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,490,404
2,000,000		ICICI Bank Ltd	3.125	08/12/20	1,966,316
8,000,000		Morgan Stanley	2.450	02/01/19	7,986,494
7,500,000		Morgan Stanley	2.800	06/16/20	7,439,185
3,500,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	3,408,853
3,724,095		San Clemente Leasing LLC	3.030	11/22/22	3,731,169
3,000,000		Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	2,954,130
3,000,000		Unilever Capital Corp	1.800	05/05/20	2,948,910
3,500,000		Wells Fargo & Co	2.600	07/22/20	3,454,679
		TOTAL DIVERSIFIED FINANCIALS			83,904,731

ENERGY - 1.3%
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,007,618
1,825,000		Enterprise Products Operating LLC	2.800	02/15/21	1,801,534
2,000,000		EQT Corp	2.500	10/01/20	1,954,070
2,000,000		Husky Energy, Inc	7.250	12/15/19	2,110,496
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,233,198
1,127,000		Petrobras Global Finance BV	6.125	01/17/22	1,146,159
4,407,000	g	Petrobras Global Finance BV	5.999	01/27/28	3,988,335
2,000,000		Petroleos Mexicanos	5.375	03/13/22	2,051,000
973,000		Petroleos Mexicanos	2.378	04/15/25	950,484
5,800,000	g	YPF S.A.	8.500	03/23/21	5,895,700
		TOTAL ENERGY			24,138,594

FOOD & STAPLES RETAILING - 0.7%
3,425,000	g	CK Hutchison International 17 Ltd	2.250	09/29/20	3,349,023
7,700,000		CVS Health Corp	3.350	03/09/21	7,690,988
2,875,000		SYSCO Corp	1.900	04/01/19	2,855,214
		TOTAL FOOD & STAPLES RETAILING			13,895,225

FOOD, BEVERAGE & TOBACCO - 0.2%
675,000		Kraft Heinz Foods Co	2.000	07/02/18	675,000
1,350,000		PepsiCo, Inc	1.350	10/04/19	1,327,574
1,300,000		Tyson Foods, Inc	2.250	08/23/21	1,249,511
		TOTAL FOOD, BEVERAGE & TOBACCO			3,252,085

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
5,000,000		Becton Dickinson and Co	2.404	06/05/20	4,910,076
5,000,000		Cardinal Health, Inc	1.948	06/14/19	4,958,472
222

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		Express Scripts Holding Co	2.250%	06/15/19	$2,978,271
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,846,819

INSURANCE - 0.3%
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	3,964,343
1,500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	1,487,902
		TOTAL INSURANCE			5,452,245

MATERIALS - 0.7%
4,900,000		EI du Pont de Nemours & Co	2.200	05/01/20	4,829,672
3,500,000	g	Equate Petrochemical BV	3.000	03/03/22	3,347,466
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	1,985,098
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,047,500
		TOTAL MATERIALS			12,209,736

MEDIA - 0.0%
1,009,000		Charter Communications Operating LLC	3.579	07/23/20	1,008,850
		TOTAL MEDIA			1,008,850

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
869,000		Abbott Laboratories	2.350	11/22/19	863,887
525,000		Actavis Funding SCS	3.800	03/15/25	509,649
3,300,000	g	Bayer US Finance II LLC	3.500	06/25/21	3,306,314
2,000,000		Celgene Corp	2.875	02/19/21	1,973,069
2,500,000		Gilead Sciences, Inc	1.850	09/20/19	2,469,553
1,000,000		Johnson & Johnson	1.950	11/10/20	983,227
5,000,000		Novartis Capital Corp	1.800	02/14/20	4,921,063
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,819,746
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			16,846,508

REAL ESTATE - 0.2%
1,329,000		ERP Operating LP	2.375	07/01/19	1,321,191
1,815,000		Welltower, Inc	4.125	04/01/19	1,825,642
		TOTAL REAL ESTATE			3,146,833

RETAILING - 0.5%
3,000,000		AutoNation, Inc	5.500	02/01/20	3,089,087
5,000,000		Walmart, Inc	3.125	06/23/21	5,024,412
		TOTAL RETAILING			8,113,499

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
5,000,000		Analog Devices, Inc	2.850	03/12/20	4,975,301
550,000	g	Microchip Technology, Inc	3.922	06/01/21	550,872
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,526,173

SOFTWARE & SERVICES - 0.3%
5,000,000		Microsoft Corp	1.100	08/08/19	4,922,412
		TOTAL SOFTWARE & SERVICES			4,922,412

223

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
$2,225,000		Apple, Inc	1.700%	02/22/19	$2,214,894
2,000,000		Apple, Inc	1.900	02/07/20	1,974,665
5,000,000		Broadcom Corp	2.200	01/15/21	4,842,350
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	474,231
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,506,140

TELECOMMUNICATION SERVICES - 0.5%
5,000,000		AT&T, Inc	2.300	03/11/19	4,981,529
3,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	3,005,250
1,400,000	g	SK Telecom Co Ltd	3.750	04/16/23	1,386,056
		TOTAL TELECOMMUNICATION SERVICES			9,372,835

TRANSPORTATION - 0.9%
2,500,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	2,451,452
2,500,000		CSX Corp	3.700	10/30/20	2,526,700
2,250,000		Delta Air Lines, Inc	2.875	03/13/20	2,235,104
1,100,000		Delta Air Lines, Inc	3.400	04/19/21	1,094,967
2,000,000		Northrop Grumman Corp	2.080	10/15/20	1,954,631
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,629,739
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,084,355
1,000,000		Union Pacific Corp	3.200	06/08/21	1,003,017
		TOTAL TRANSPORTATION			15,979,965

UTILITIES - 1.1%
5,000,000		Consolidated Edison, Inc	2.000	03/15/20	4,907,885
3,000,000		Dominion Energy, Inc	2.579	07/01/20	2,955,270
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	1,942,942
1,700,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	1,696,268
5,000,000		Southern Power Co	1.950	12/15/19	4,915,088
3,000,000	g	State Grid Overseas Investment Ltd	2.750	05/04/22	2,912,881
		TOTAL UTILITIES			19,330,334

		TOTAL CORPORATE BONDS			446,555,867
		(Cost $453,615,447)

GOVERNMENT BONDS - 42.4%

AGENCY SECURITIES - 4.5%
5,395,000	g	Hospital for Special Surgery	3.500	01/01/23	5,401,598
24,000,000		Iraq Government AID Bond	2.149	01/18/22	23,519,640
9,935,000		Montefiore Medical Center	2.152	10/20/26	9,345,911
2,000,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	1,986,102
3,000,000		PEFCO	2.300	09/15/20	2,963,709
8,421,053		Reliance Industries Ltd	1.870	01/15/26	8,066,203
10,526,316		Reliance Industries Ltd	2.444	01/15/26	10,306,273
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	5,913,252
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,399,235
		TOTAL AGENCY SECURITIES			81,901,923

FOREIGN GOVERNMENT BONDS - 8.4%
2,725,000		Argentine Republic Government International Bond	6.875	04/22/21	2,684,125
7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,055,300
224

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,250,000		Brazilian Government International Bond		4.875%	01/22/21	$1,267,512
3,000,000	g	Caisse d’Amortissement de la Dette Sociale		1.875	01/13/20	2,960,673
1,500,000		Colombia Government International Bond		4.375	07/12/21	1,530,750
5,800,000	g	CPPIB Capital, Inc		2.250	01/25/22	5,651,520
500,000	g	Dominican Republic International Bond		7.500	05/06/21	523,500
1,725,000	g	Egypt Government International Bond		5.577	02/21/23	1,634,386
1,425,000	g	Export Credit Bank of Turkey		4.250	09/18/22	1,271,160
15,000,000		Export Development Canada		2.000	11/30/20	14,740,253
5,000,000		Export-Import Bank of Korea		1.500	10/21/19	4,899,075
500,000	g	Honduras Government International Bond		8.750	12/16/20	540,475
11,400,000	g	Instituto de Credito Oficial		1.625	09/14/18	11,373,039
8,900,000	g	International Development Association		2.750	04/24/23	8,847,615
1,500,000		Japan Bank for International Cooperation		1.875	04/20/21	1,455,281
3,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	2,932,492
3,200,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	3,117,344
1,700,000	g	Kommunalbanken AS.		1.625	01/15/20	1,672,062
17,200,000	g	Kommunalbanken AS.		2.500	04/17/20	17,127,355
1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,114,384
3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,634,946
2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.876	03/12/21	1,998,089
410,000	g	Korea Housing Finance Corp		1.625	09/15/18	408,666
6,700,000	g	Korea Housing Finance Corp		2.000	10/11/21	6,363,285
1,875,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,817,543
5,000,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	4,861,794
2,025,000	g	Morocco Government International Bond		4.250	12/11/22	2,020,278
1,400,000	g	Municipality Finance plc		1.125	09/16/19	1,374,166
5,000,000	g	Ontario Teachers’ Finance Trust		2.125	09/19/22	4,808,236
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	1,957,500
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	4,895,700
2,000,000		Poland Government International Bond		5.000	03/23/22	2,108,674
1,300,000		Province of New Brunswick Canada		8.750	05/01/22	1,540,799
500,000		Republic of Hungary		6.250	01/29/20	522,990
5,625,000	g	Saudi Government International Bond		2.375	10/26/21	5,400,934
11,625,000	g	Saudi Government International Bond		2.875	03/04/23	11,181,762
500,000	g	Senegal Goverment International Bond		8.750	05/13/21	537,719
625,000	g	Slovenia Government International Bond		4.125	02/18/19	629,276
6,500,000		Svensk Exportkredit AB		1.750	03/10/21	6,315,726
		TOTAL FOREIGN GOVERNMENT BONDS				154,776,384

MORTGAGE BACKED - 0.1%
1,125,038		Federal National Mortgage Association (FNMA)		3.000	11/01/24	1,129,386
239,491		Government National Mortgage Association (GNMA)		2.176	05/16/39	238,024
32,372		GNMA		2.120	05/16/40	32,330
		TOTAL MORTGAGE BACKED				1,399,740

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp		2.163	07/01/19	4,969,050
		TOTAL MUNICIPAL BONDS				4,969,050

U.S. TREASURY SECURITIES - 29.1%
26,208,630	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/20	25,929,936

225

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$33,823,680	k	United States Treasury Inflation Indexed Bonds		0.125%	04/15/21	$33,301,130
7,725,675	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/22	7,567,601
5,000,000		United States Treasury Note		1.375	09/30/18	4,992,400
30,755,000		United States Treasury Note		1.125	01/31/19	30,563,983
550,000		United States Treasury Note		1.375	07/31/19	544,113
14,000,000		United States Treasury Note		1.250	08/31/19	13,811,875
56,193,000	d	United States Treasury Note		0.875	09/15/19	55,163,527
15,120,000		United States Treasury Note		1.375	09/30/19	14,924,503
4,780,000		United States Treasury Note		2.000	01/31/20	4,743,963
37,000,000	d	United States Treasury Note		2.250	02/29/20	36,846,797
20,750,000		United States Treasury Note		2.250	03/31/20	20,655,166
175,000,000		United States Treasury Note		2.375	04/30/20	174,535,156
27,100,000		United States Treasury Note		2.500	05/31/20	27,086,238
40,000,000		United States Treasury Note		2.500	06/30/20	39,975,000
38,025,000		United States Treasury Note		2.625	06/15/21	38,026,485
2,620,000		United States Treasury Note		2.750	05/31/23	2,622,354
		TOTAL U.S. TREASURY SECURITIES				531,290,227

		TOTAL GOVERNMENT BONDS				774,337,324
		(Cost $782,163,240)

STRUCTURED ASSETS - 27.3%

ASSET BACKED - 4.2%
170,313	i	Aames Mortgage Trust		7.396	06/25/32	170,432
		Series - 2002 1 (Class A3)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,353,144	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.750%	2.841	03/25/35	1,358,292
		Series - 2005 HE1 (Class M1)
929,000	g,i	Aventura Mall Trust		3.867	12/05/32	945,008
		Series - 2013 AVM (Class E)
6,400,000	g,i	Aventura Mall Trust		3.867	12/05/32	6,493,871
		Series - 2013 AVM (Class B)
1,000,000	g	BBCMS Trust		3.631	09/05/32	997,677
		Series - 2013 TYSN (Class D)
1,976,667	g	Capital Automotive REIT		3.870	04/15/47	1,971,955
		Series - 2017 1A (Class A1)
4,992		Centex Home Equity		5.540	01/25/32	5,061
		Series - 2002 A (Class AF6)
92,066	i	Centex Home Equity	LIBOR 1 M + 0.645%	2.736	03/25/34	90,878
		Series - 2004 B (Class M1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	114,916
		Series - 2004 2 (Class 1M2)
1,500,000	g,i	COMM Mortgage Trust		3.577	08/10/29	1,472,048
		Series - 2016 GCT (Class D)
1,090,000	g	Core Industrial Trust		3.555	02/10/34	1,082,215
		Series - 2015 CALW (Class C)
4,975,000	g	DB Master Finance LLC		3.629	11/20/47	4,885,500
		Series - 2017 1A (Class A2I)
14,887,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	14,429,263
		Series - 2017 1A (Class A2II)
226

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,107,891		Entergy Louisiana Investment Recovery Funding I LLC		2.040%	09/01/23	$2,079,373
		Series - 2011 A (Class A1)
7,250,000	g	Ford Credit Auto Owner Trust		2.510	04/15/26	7,203,806
		Series - 2014 2 (Class B)
2,000,000		Hyundai Auto Receivables Trust		2.010	06/15/21	1,988,367
		Series - 2015 B (Class B)
264,023	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.341	02/25/36	263,525
		Series - 2006 1 (Class 1A1)
4,733,991	g	MVW Owner Trust		2.420	12/20/34	4,615,746
		Series - 2017 1A (Class A)
5,000,000	g	Palisades Center Trust		3.357	04/13/33	4,899,445
		Series - 2016 PLSD (Class B)
450,355	i	People’s Choice Home Loan Securities Trust	LIBOR 1 M + 0.900%	2.991	10/25/34	451,324
		Series - 2004 2 (Class M1)
820,256	i	Residential Asset Mortgage Products (RAMP)	LIBOR 1 M + 0.765%	2.856	06/25/35	820,429
		Series - 2005 RS6 (Class M2)
193,568	i	Saxon Asset Securities Trust		6.120	11/25/30	200,660
		Series - 2002 2 (Class AF6)
1,448,429	g	Sierra Timeshare Receivables Funding LLC		2.420	03/20/30	1,444,114
		Series - 2014 1A (Class B)
19,622	g	SLM Student Loan Trust		3.480	10/15/30	19,630
		Series - 2012 B (Class A2)
842,587	g	SpringCastle America Funding LLC		3.050	04/25/29	839,506
		Series - 2016 AA (Class A)
4,925,000	g	Taco Bell Funding LLC		3.832	05/25/46	4,930,910
		Series - 2016 1A (Class A2I)
12,334,838	g	TES LLC		4.330	10/20/47	12,204,264
		Series - 2017 1A (Class A)
		TOTAL ASSET BACKED				75,978,216

OTHER MORTGAGE BACKED - 23.1%
10,000,000	g,i	20 TSQ GROUNDCO LLC		3.203	05/15/35	9,523,343
		Series - 2018 20TS (Class D)
5,000,000	g,i	20 TSQ GROUNDCO LLC		3.203	05/15/35	4,870,659
		Series - 2018 20TS (Class B)
2,329,363	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	2,336,412
		Series - 2007 1 (Class AM)
424,563	i	Banc of America Funding	LIBOR 1 M + 0.800%	2.884	02/20/35	423,068
		Series - 2005 A (Class 5A3)
3,654,135	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	2.691	06/25/34	3,644,979
		Series - 2004 4 (Class A1)
9,966,556	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.300	05/11/39	10,028,842
		Series - 2003 PWR2 (Class H)
9,106,981	g,i	Chase Mortgage Trust		3.750	12/25/45	9,026,321
		Series - 2016 2 (Class M2)
2,145,000	g	Citigroup Commercial Mortgage Trust		4.509	09/10/31	2,119,037
		Series - 2016 SMPL (Class E)
3,000,000	g	COMM Mortgage Trust		3.397	03/10/46	2,936,054
		Series - 2013 CR6 (Class B)
1,392,524	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.041	05/25/24	1,396,552
		Series - 2014 C02 (Class 1M1)
227

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,093,281	i	Connecticut Avenue Securities	LIBOR 1 M + 1.950%	4.041%	08/25/28	$2,102,187
		Series - 2016 C01 (Class 1M1)
1,624,681	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.241	09/25/28	1,634,142
		Series - 2016 C02 (Class 1M1)
1,809,997	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	4.091	10/25/28	1,834,669
		Series - 2016 C03 (Class 1M1)
2,972,266	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.441	01/25/29	2,984,658
		Series - 2016 C05 (Class 2M1)
7,095,687	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.541	01/25/29	7,150,417
		Series - 2016 C04 (Class 1M1)
9,007,732	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.391	07/25/29	9,074,828
		Series - 2017 C01 (Class 1M1)
4,174,877	i	Connecticut Avenue Securities	LIBOR 1 M + 1.150%	3.241	09/25/29	4,198,263
		Series - 2017 C02 (Class 2M1)
10,878,140	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.041	10/25/29	10,939,280
		Series - 2017 C03 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.650%	4.741	02/25/30	3,087,791
		Series - 2017 C06 (Class 1M2)
24,206,014	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.691	07/25/30	24,173,719
		Series - 2018 C01 (Class 1M1)
2,360,000	†,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.852	12/25/30	2,360,047
		Series - 2018 C04 (Class 2M1)
2,825,000	g	Credit Suisse Commercial Mortgage Trust		3.304	09/15/37	2,786,563
		Series - 2014 USA (Class A1)
1,491,536	g,i	Credit Suisse Commercial Mortgage Trust		5.676	02/15/39	1,506,028
		Series - 2006 C1 (Class H)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	15,286,898
		Series - 2007 C2 (Class C)
1,456,555	g,i	Credit Suisse First Boston Mortgage Securities Corp		5.736	05/15/36	1,470,716
		Series - 2004 C2 (Class E)
3,435,000	g,i	DBUBS Mortgage Trust		5.719	07/10/44	3,581,150
		Series - 2011 LC2A (Class C)
3,900,000	g,i	DBUBS Mortgage Trust		5.719	07/10/44	4,019,708
		Series - 2011 LC2A (Class D)
3,130,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	3,273,198
		Series - 2011 LC1A (Class C)
1,120,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	1,170,968
		Series - 2011 LC1A (Class D)
613,031	i	Deutsche Mortgage Securities, Inc Mortgage Loan Trust		5.440	07/25/34	623,604
		Series - 2004 5 (Class A5B)
13,751,080	g,i	Flagstar Mortgage Trust		3.500	03/25/47	13,458,870
		Series - 2017 1 (Class 1A3)
466,717	g,i	Flagstar Mortgage Trust		3.500	03/25/47	460,555
		Series - 2017 1 (Class 1A5)
1	†,i,m	Greenpoint Mortgage Funding Trust	LIBOR 1 M + 0.100%	2.060	09/25/46	0
		Series - 2006 AR4 (Class A1A)
2,000,000	g,i	GS Mortgage Securities Corp II		3.550	12/10/27	1,980,915
		Series - 2013 KING (Class D)
1,050,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	1,045,111
		Series - 2017 SLP (Class A)
3,000,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	2,925,880
		Series - 2012 BWTR (Class A)
228

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$130,025	i	Homestar Mortgage Acceptance Corp	LIBOR 1 M + 0.900%	2.991%	10/25/34	$130,633
		Series - 2004 5 (Class A1)
172,779	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.751	03/25/35	165,705
		Series - 2004 11 (Class 2A1)
3,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.787	01/12/39	3,019,413
		Series - 2004 CB8 (Class H)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	2,051,139
		Series - 2011 C3 (Class B)
6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	6,326,583
		Series - 2011 C3 (Class C)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.865	02/15/46	1,953,892
		Series - 2011 C3 (Class E)
10,668,063	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	10,540,547
		Series - 2017 1 (Class A3)
10,724,733	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	10,596,540
		Series - 2017 3 (Class 1A5)
13,091,807	g,i	JP Morgan Mortgage Trust		3.000	11/25/48	12,891,123
		Series - 2017 4 (Class A6)
2,454,402	i	Morgan Stanley Capital I Trust		5.389	11/12/41	2,446,830
		Series - 2006 HQ10 (Class AJ)
6,500,000	g,i	Morgan Stanley Capital I Trust		6.145	06/11/42	6,915,312
		Series - 2007 T27 (Class B)
507,753	i	Morgan Stanley Capital I Trust		6.366	10/15/42	506,481
		Series - 2006 IQ11 (Class AJ)
4,214,000	g,i	Morgan Stanley Capital I Trust		5.784	06/12/47	4,303,261
		Series - 2005 T19 (Class F)
570,342	i	Morgan Stanley Capital I Trust		6.285	06/11/49	576,234
		Series - 2007 IQ15 (Class AJ)
1,242,080	i	Morgan Stanley Capital I Trust		5.273	10/12/52	1,249,821
		Series - 2006 T21 (Class AJ)
6,902		Morgan Stanley Capital I Trust		4.770	07/15/56	6,882
		Series - 0 IQ9 (Class AJ)
500,000		Morgan Stanley Capital I Trust		4.860	07/15/56	501,017
		Series - 2005 IQ9 (Class B)
1,250,000		Morgan Stanley Capital I Trust		5.000	07/15/56	1,228,640
		Series - 2005 IQ9 (Class D)
909,866	g,i	Morgan Stanley Dean Witter Capital I Trust		7.587	07/15/33	964,999
		Series - 2001 TOP3 (Class E)
2,724,525	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	LIBOR 1 M + 0.675%	2.766	04/25/35	2,716,220
		Series - 2005 2 (Class M2)
11,160,340	g,i	Sequoia Mortgage Trust		3.000	02/25/47	10,889,947
		Series - 2017 2 (Class A5)
12,892,920	g,i	Sequoia Mortgage Trust		3.500	04/25/47	12,840,665
		Series - 2017 3 (Class A4)
5,792,134	g,i	Sequoia Mortgage Trust		3.500	07/25/47	5,760,912
		Series - 2017 4 (Class A4)
229

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$8,680,330	g,i	Sequoia Mortgage Trust		3.000%	08/25/47	$8,510,282
		Series - 2017 5 (Class A5)
13,737,452	g,i	Sequoia Mortgage Trust		3.500	09/25/47	13,699,596
		Series - 2017 6 (Class A4)
13,211,258	g,i	Sequoia Mortgage Trust		4.000	12/25/47	13,323,927
		Series - 2017 CH2 (Class A10)
16,938,944	g,i	Sequoia Mortgage Trust		3.500	02/25/48	16,850,811
		Series 2018 - 2 (Class A4)
6,758,834	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	6,690,719
		Series - 2017 1 (Class A4)
13,700,000	g,i	Station Place Agency Securitization Trust	LIBOR 1 M + 1.000%	3.091	11/25/50	13,665,938
		Series - 2017 LD1 (Class B)
2,253,466	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	2.461	07/25/34	2,257,461
		Series - 2004 9XS (Class A)
1,761,373	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	03/25/25	1,769,143
		Series - 2015 HQ1 (Class M2)
3,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.391	03/25/29	3,790,195
		Series - 2016 DNA4 (Class M2)
10,536,827	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	07/25/29	10,619,209
		Series - 2017 DNA1 (Class M1)
18,609,100	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	10/25/29	18,816,364
		Series - 2017 DNA2 (Class M1)
4,585,979	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.891	12/25/29	4,594,539
		Series - 2017 HQA2 (Class M1)
18,072,559	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.841	03/25/30	18,117,231
		Series - 2017 DNA3 (Class M1)
2,905,010	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.450%	2.541	07/25/30	2,892,986
		Series - 2018 DNA1 (Class M1)
2,432,780	g	Tax Ease Funding LLC		3.131	06/15/28	2,429,785
		Series - 2016 1A (Class A)
775,000	i	Wachovia Bank Commercial Mortgage Trust		6.376	05/15/46	800,089
		Series - 2007 C34 (Class E)
1,530,000	i	Wachovia Bank Commercial Mortgage Trust		6.384	05/15/46	1,562,956
		Series - 2007 C34 (Class C)
2,005,565	i	Wachovia Bank Commercial Mortgage Trust		6.209	02/15/51	2,056,707
		Series - 2007 C33 (Class AM)
3,215,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	3,238,593
		Series - 2012 LC5 (Class AS)
166,818	g	WFRBS Commercial Mortgage Trust		4.394	06/15/44	167,833
		Series - 2011 C4 (Class A3)
4,500,000	i	WFRBS Commercial Mortgage Trust		3.714	03/15/45	4,486,062
		Series - 2013 C11 (Class B)
		TOTAL OTHER MORTGAGE BACKED				418,358,654

		TOTAL STRUCTURED ASSETS				494,336,870
		(Cost $499,593,909)

		TOTAL BONDS				1,715,230,061
		(Cost $1,735,372,596)
230

TIAA-CREF FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 4.8%

GOVERNMENT AGENCY DEBT - 1.3%
$24,800,000	Federal Home Loan Bank (FHLB)	1.550% - 1.600%	07/02/18	$24,800,000
	TOTAL GOVERNMENT AGENCY DEBT			24,800,000

TREASURY DEBT - 3.5%
28,485,000	United States Treasury Bill	1.750	07/05/18	28,481,086
34,575,000	United States Treasury Bill	1.743	07/26/18	34,535,181
	TOTAL TREASURY DEBT			63,016,267

	TOTAL SHORT-TERM INVESTMENTS			87,816,267
	(Cost $87,811,593)

	TOTAL INVESTMENTS - 101.6%			1,844,031,568
	(Cost $1,864,484,057)
	OTHER ASSETS & LIABILITIES, NET - (1.6)%			(30,437,961)
	NET ASSETS - 100.0%			$1,813,593,607

	Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2018, the aggregate value of these securities was $577,334,789 or 31.8% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of June 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(241)	9/19/18	$(28,823,372)	$(28,965,187)	$(141,815)
US 5 Year Note (CBT)	(510)	9/28/18	(57,421,532)	(57,944,766)	(523,234)
Total	(751)		$(86,244,904)	$(86,909,953)	$(665,049)
231

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS
SHORT-TERM BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.5%

CORPORATE BONDS - 25.0%

AUTOMOBILES & COMPONENTS - 0.0%
$100,000	Honeywell International, Inc	1.400%	10/30/19	$98,252
100,000	Honeywell International, Inc	1.800	10/30/19	98,751
	TOTAL AUTOMOBILES & COMPONENTS			197,003

BANKS - 7.3%
250,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	247,225
250,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	243,974
250,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	250,078
200,000	Bank of America Corp	2.151	11/09/20	195,469
300,000	Bank of America Corp	5.875	01/05/21	318,358
250,000	Bank of America Corp	2.369	07/21/21	245,063
400,000	Bank of America Corp	2.328	10/01/21	391,025
300,000	Bank of America Corp	2.738	01/23/22	294,800
300,000	Bank of America Corp	3.499	05/17/22	299,822
100,000	Bank of Montreal	1.500	07/18/19	98,624
100,000	Bank of Montreal	1.750	09/11/19	98,717
100,000	Bank of Montreal	2.100	12/12/19	98,807
100,000	Bank of Montreal	2.100	06/15/20	98,115
125,000	Bank of Montreal	3.100	04/13/21	124,577
100,000	Bank of Nova Scotia	2.150	07/14/20	98,047
100,000	Bank of Nova Scotia	2.500	01/08/21	98,232
298,000	Bank of Nova Scotia	2.450	03/22/21	291,466
200,000	Bank of Nova Scotia	3.125	04/20/21	198,953
200,000	Barclays Bank plc	2.650	01/11/21	195,684
300,000	Barclays plc	2.750	11/08/19	297,801
200,000	Barclays plc	3.250	01/12/21	197,175
100,000	BB&T Corp	2.150	02/01/21	97,243
100,000	BB&T Corp	3.200	09/03/21	99,676
300,000	BPCE S.A.	2.650	02/03/21	293,835
250,000	Branch Banking & Trust Co	2.100	01/15/20	246,250
250,000	Branch Banking & Trust Co	2.250	06/01/20	245,807
100,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	98,526
100,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	97,482
150,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	147,547
300,000	Capital One Bank USA NA	2.950	07/23/21	294,626
250,000	CitiBank NA	1.850	09/18/19	247,093
250,000	CitiBank NA	3.050	05/01/20	249,900
250,000	CitiBank NA	2.100	06/12/20	244,835
100,000	CitiBank NA	2.125	10/20/20	97,549
500,000	CitiBank NA	2.850	02/12/21	494,207
500,000	Citigroup, Inc	2.450	01/10/20	494,369
200,000	Citigroup, Inc	2.700	03/30/21	196,141

232

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Citizens Bank NA	2.250%	03/02/20	$245,722
250,000	Citizens Bank NA	2.250	10/30/20	243,691
200,000	Comerica, Inc	2.500	06/02/20	197,393
250,000	Commonwealth Bank of Australia	2.300	09/06/19	248,166
250,000	Compass Bank	3.500	06/11/21	249,731
250,000	Cooperatieve Rabobank UA	1.375	08/09/19	245,801
300,000	Cooperatieve Rabobank UA	2.500	01/19/21	294,573
250,000	Cooperatieve Rabobank UA	3.125	04/26/21	249,024
100,000	Deutsche Bank AG.	2.700	07/13/20	97,251
200,000	Deutsche Bank AG.	3.125	01/13/21	193,004
300,000	Deutsche Bank AG.	3.150	01/22/21	290,216
250,000	Discover Bank	3.100	06/04/20	248,705
200,000	Fifth Third Bank	1.625	09/27/19	196,884
200,000	Fifth Third Bank	2.200	10/30/20	195,460
100,000	Goldman Sachs Bank USA	3.200	06/05/20	100,364
1,000,000	HSBC Holdings plc	2.950	05/25/21	986,126
300,000	HSBC USA, Inc	2.350	03/05/20	296,486
200,000	HSBC USA, Inc	2.750	08/07/20	198,448
250,000	Huntington National Bank	2.375	03/10/20	246,708
250,000	Huntington National Bank	3.250	05/14/21	249,394
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	249,253
500,000	JPMorgan Chase & Co	2.750	06/23/20	495,535
700,000	JPMorgan Chase & Co	2.550	10/29/20	689,707
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	974,187
200,000	JPMorgan Chase & Co	3.514	06/18/22	200,139
250,000	JPMorgan Chase Bank NA	1.650	09/23/19	246,412
250,000	JPMorgan Chase Bank NA	2.604	02/01/21	247,813
300,000	JPMorgan Chase Bank NA	3.086	04/26/21	299,286
250,000	KeyBank NA	2.250	03/16/20	246,670
250,000	KeyBank NA	3.375	03/07/23	248,309
100,000	Lloyds Bank plc	2.700	08/17/20	98,817
500,000	Lloyds Bank plc	3.300	05/07/21	499,076
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	244,268
300,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	294,450
100,000	MUFG Americas Holdings Corp	2.250	02/10/20	98,510
100,000	National Australia Bank Ltd	1.375	07/12/19	98,518
250,000	National Australia Bank Ltd	2.250	01/10/20	246,977
250,000	National Australia Bank Ltd	2.500	01/12/21	244,795
250,000	National Australia Bank Ltd	3.375	09/20/21	248,763
250,000	National Bank of Canada	2.200	11/02/20	243,617
250,000	PNC Bank NA	1.450	07/29/19	246,496
250,000	PNC Bank NA	2.000	05/19/20	244,984
250,000	PNC Bank NA	2.450	11/05/20	245,702
250,000	PNC Bank NA	2.500	01/22/21	245,420
250,000	Regions Bank	2.750	04/01/21	246,163
300,000	Royal Bank of Canada	1.500	07/29/19	295,727
100,000	Royal Bank of Canada	2.125	03/02/20	98,482
300,000	Royal Bank of Canada	2.150	10/26/20	293,087
300,000	Royal Bank of Canada	3.200	04/30/21	299,848
55,000	Santander Holdings USA, Inc	2.700	05/24/19	54,835
200,000	Santander UK Group Holdings plc	2.875	10/16/20	197,171
200,000	Santander UK plc	2.125	11/03/20	194,138
200,000	Santander UK plc	2.500	01/05/21	195,378
233

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Santander UK plc	3.400%	06/01/21	$199,869
250,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	245,601
250,000	Sumitomo Mitsui Banking Corp	2.092	10/18/19	246,846
250,000	Sumitomo Mitsui Banking Corp	2.514	01/17/20	247,354
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	246,653
100,000	SunTrust Bank	2.250	01/31/20	98,766
100,000	SunTrust Bank	2.590	01/29/21	99,125
250,000	Svenska Handelsbanken AB	1.500	09/06/19	245,919
250,000	Svenska Handelsbanken AB	1.950	09/08/20	243,235
250,000	Svenska Handelsbanken AB	3.350	05/24/21	250,346
250,000	Synchrony Bank	3.650	05/24/21	250,126
100,000	Toronto-Dominion Bank	1.450	08/13/19	98,546
100,000	Toronto-Dominion Bank	1.900	10/24/19	98,853
250,000	Toronto-Dominion Bank	3.000	06/11/20	249,582
100,000	Toronto-Dominion Bank	1.850	09/11/20	97,383
300,000	Toronto-Dominion Bank	2.500	12/14/20	295,122
100,000	Toronto-Dominion Bank	2.550	01/25/21	98,459
250,000	Toronto-Dominion Bank	3.250	06/11/21	249,906
250,000	US Bank NA	2.350	01/23/20	247,726
450,000	US Bank NA	2.000	01/24/20	443,387
250,000	US Bank NA	3.104	05/21/21	249,972
250,000	Wells Fargo Bank NA	2.150	12/06/19	247,269
250,000	Wells Fargo Bank NA	2.600	01/15/21	246,038
100,000	Westpac Banking Corp	1.600	08/19/19	98,587
400,000	Westpac Banking Corp	2.150	03/06/20	393,534
100,000	Westpac Banking Corp	3.050	05/15/20	99,930
300,000	Westpac Banking Corp	2.300	05/26/20	295,136
100,000	Westpac Banking Corp	2.650	01/25/21	98,364
	TOTAL BANKS			28,354,412

CAPITAL GOODS - 0.9%
200,000	Air Lease Corp	2.125	01/15/20	196,298
100,000	Air Lease Corp	2.500	03/01/21	97,354
100,000	Caterpillar Financial Services Corp	2.000	11/29/19	98,811
100,000	Caterpillar Financial Services Corp	2.100	01/10/20	98,948
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	196,935
100,000	Caterpillar Financial Services Corp	2.950	05/15/20	99,905
100,000	Caterpillar Financial Services Corp	1.850	09/04/20	97,381
100,000	Caterpillar Financial Services Corp	2.900	03/15/21	99,468
150,000	General Dynamics Corp	2.875	05/11/20	150,111
200,000	General Dynamics Corp	3.000	05/11/21	199,343
100,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	99,015
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	99,152
100,000	John Deere Capital Corp	2.200	03/13/20	98,806
100,000	John Deere Capital Corp	2.350	01/08/21	98,247
500,000	John Deere Capital Corp	2.550	01/08/21	494,015
100,000	John Deere Capital Corp	2.875	03/12/21	99,259
300,000	Lam Research Corp	2.750	03/15/20	298,235
250,000	Lockheed Martin Corp	2.500	11/23/20	246,607
175,000	Raytheon Co	3.125	10/15/20	175,805
100,000	Rockwell Collins, Inc	1.950	07/15/19	99,027
100,000	Roper Technologies, Inc	3.000	12/15/20	99,315
234

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	United Technologies Corp	1.500%	11/01/19	$147,288
100,000	United Technologies Corp	1.900	05/04/20	98,083
	TOTAL CAPITAL GOODS			3,487,408

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
200,000	21st Century Fox America, Inc	4.500	02/15/21	205,418
100,000	eBay, Inc	2.150	06/05/20	98,335
100,000	Equifax, Inc	3.600	08/15/21	99,908
100,000	Moody’s Corp	3.250	06/07/21	99,794
150,000	Republic Services, Inc	5.000	03/01/20	154,492
70,000	Thomson Reuters Corp	4.700	10/15/19	71,231
300,000	Visa, Inc	2.200	12/14/20	295,128
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,024,306

CONSUMER DURABLES & APPAREL - 0.1%
100,000	DR Horton, Inc	2.550	12/01/20	98,004
100,000	Newell Rubbermaid, Inc	3.150	04/01/21	99,065
	TOTAL CONSUMER DURABLES & APPAREL			197,069

CONSUMER SERVICES - 0.1%
250,000	McDonald’s Corp	2.750	12/09/20	248,239
100,000	Starbucks Corp	2.200	11/22/20	97,703
	TOTAL CONSUMER SERVICES			345,942

DIVERSIFIED FINANCIALS - 4.6%
300,000	AerCap Ireland Capital DAC	4.250	07/01/20	303,289
200,000	AerCap Ireland Capital Ltd	5.000	10/01/21	206,065
100,000	American Express Co	2.200	10/30/20	97,661
300,000	American Express Co	3.375	05/17/21	300,033
100,000	American Express Credit Corp	1.700	10/30/19	98,447
300,000	American Express Credit Corp	2.200	03/03/20	296,054
200,000	American Express Credit Corp	2.375	05/26/20	197,090
100,000	American Honda Finance Corp	1.200	07/12/19	98,451
200,000	American Honda Finance Corp	2.000	11/13/19	197,697
100,000	American Honda Finance Corp	2.000	02/14/20	98,659
100,000	American Honda Finance Corp	1.950	07/20/20	97,921
100,000	American Honda Finance Corp	2.650	02/12/21	99,188
200,000	Ameriprise Financial, Inc	5.300	03/15/20	206,837
100,000	Ares Capital Corp	3.875	01/15/20	100,324
100,000	Bank of New York Mellon Corp	2.300	09/11/19	99,456
250,000	Bank of New York Mellon Corp	2.150	02/24/20	246,822
300,000	Bank of New York Mellon Corp	2.500	04/15/21	294,457
200,000	Berkshire Hathaway, Inc	2.200	03/15/21	196,781
100,000	BlackRock, Inc	5.000	12/10/19	103,150
200,000	BNP Paribas S.A.	2.375	05/21/20	197,020
250,000	BNP Paribas S.A.	5.000	01/15/21	259,603
400,000	Capital One Financial Corp	2.400	10/30/20	390,136
100,000	Capital One Financial Corp	3.450	04/30/21	99,762
200,000	Charles Schwab Corp	3.250	05/21/21	200,785
651,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	645,745
250,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	249,042
100,000	Ford Motor Credit Co LLC	1.897	08/12/19	98,612
235

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Ford Motor Credit Co LLC	2.681%	01/09/20	$198,118
175,000	Ford Motor Credit Co LLC	2.425	06/12/20	171,588
200,000	Ford Motor Credit Co LLC	2.343	11/02/20	194,746
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	296,622
200,000	Ford Motor Credit Co LLC	3.470	04/05/21	198,766
500,000	GE Capital International Funding Co	2.342	11/15/20	488,483
400,000	General Electric Capital Corp	2.200	01/09/20	395,200
300,000	General Electric Capital Corp	4.625	01/07/21	309,225
100,000	General Motors Financial Co, Inc	2.350	10/04/19	99,142
300,000	General Motors Financial Co, Inc	2.650	04/13/20	296,395
100,000	General Motors Financial Co, Inc	2.450	11/06/20	97,637
300,000	General Motors Financial Co, Inc	4.200	03/01/21	304,182
200,000	General Motors Financial Co, Inc	3.550	04/09/21	199,381
100,000	Goldman Sachs Group, Inc	1.950	07/23/19	99,006
1,200,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,188,132
200,000	Goldman Sachs Group, Inc	2.600	12/27/20	196,482
300,000	Goldman Sachs Group, Inc	2.875	02/25/21	296,077
200,000	IBM Credit LLC	1.625	09/06/19	197,468
250,000	IBM Credit LLC	2.650	02/05/21	247,543
100,000	Jefferies Group, Inc	8.500	07/15/19	105,515
700,000	Morgan Stanley	2.375	07/23/19	695,923
500,000	Morgan Stanley	2.650	01/27/20	496,353
750,000	Morgan Stanley	2.800	06/16/20	743,919
250,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	248,214
116,000	Nomura Holdings, Inc	6.700	03/04/20	122,283
100,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	98,889
250,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	242,919
100,000	PACCAR Financial Corp	1.950	02/27/20	98,467
100,000	PACCAR Financial Corp	2.800	03/01/21	99,127
100,000	PACCAR Financial Corp	3.100	05/10/21	100,212
400,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	393,884
300,000	State Street Corp	2.550	08/18/20	297,316
200,000	Synchrony Financial	3.750	08/15/21	199,776
100,000	Toyota Motor Credit Corp	1.550	10/18/19	98,599
100,000	Toyota Motor Credit Corp	2.200	01/10/20	99,093
350,000	Toyota Motor Credit Corp	1.950	04/17/20	344,031
200,000	Toyota Motor Credit Corp	2.950	04/13/21	199,027
200,000	Toyota Motor Credit Corp	3.400	09/15/21	201,703
500,000	UBS AG.	2.350	03/26/20	494,355
150,000	Unilever Capital Corp	1.800	05/05/20	147,446
200,000	Unilever Capital Corp	2.750	03/22/21	198,412
900,000	Wells Fargo & Co	2.600	07/22/20	888,346
300,000	Wells Fargo & Co	3.000	01/22/21	297,907
	TOTAL DIVERSIFIED FINANCIALS			17,864,996

ENERGY - 1.8%
200,000	Anadarko Petroleum Corp	4.850	03/15/21	205,807
100,000	BP Capital Markets plc	1.768	09/19/19	98,753
400,000	BP Capital Markets plc	2.315	02/13/20	396,148
200,000	BP Capital Markets plc	3.561	11/01/21	201,932
100,000	Cenovus Energy, Inc	5.700	10/15/19	102,560
200,000	Chevron Corp	1.961	03/03/20	197,454
236

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Chevron Corp	1.991%	03/03/20	$98,796
300,000		Chevron Corp	2.427	06/24/20	298,113
100,000		Enbridge Energy Partners LP	4.375	10/15/20	101,761
200,000		Energy Transfer Partners LP	4.150	10/01/20	202,422
200,000		Enterprise Products Operating LLC	5.200	09/01/20	208,280
100,000		Enterprise Products Operating LLC	2.800	02/15/21	98,714
100,000		EOG Resources, Inc	2.450	04/01/20	98,867
200,000		EOG Resources, Inc	4.100	02/01/21	204,081
100,000		EQT Corp	2.500	10/01/20	97,704
150,000		Exxon Mobil Corp	1.912	03/06/20	147,884
200,000		Exxon Mobil Corp	2.222	03/01/21	196,305
100,000		Husky Energy, Inc	3.950	04/15/22	100,721
360,000		Kinder Morgan, Inc	3.050	12/01/19	358,877
400,000		Magellan Midstream Partners LP	4.250	02/01/21	408,142
200,000		Marathon Petroleum Corp	5.125	03/01/21	208,060
100,000		Occidental Petroleum Corp	3.125	02/15/22	99,615
1,000,000		Petroleos Mexicanos	6.375	02/04/21	1,052,500
150,000		Plains All American Pipeline LP	2.600	12/15/19	148,453
250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	261,452
600,000		Shell International Finance BV	1.375	09/12/19	590,280
150,000		Shell International Finance BV	4.375	03/25/20	153,896
300,000		Total Capital S.A.	4.450	06/24/20	308,529
200,000		TransCanada PipeLines Ltd	2.125	11/15/19	197,614
100,000		Valero Energy Corp	6.125	02/01/20	104,451
200,000		Williams Partners LP	5.250	03/15/20	206,170
		TOTAL ENERGY			7,154,341

FOOD & STAPLES RETAILING - 0.4%
300,000		CVS Health Corp	3.125	03/09/20	299,602
350,000		CVS Health Corp	2.800	07/20/20	347,032
375,000		CVS Health Corp	3.350	03/09/21	374,561
100,000		Kroger Co	1.500	09/30/19	98,189
200,000		Kroger Co	6.150	01/15/20	208,916
250,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	248,945
		TOTAL FOOD & STAPLES RETAILING			1,577,245

FOOD, BEVERAGE & TOBACCO - 1.3%
100,000		Altria Group, Inc	9.250	08/06/19	106,816
100,000		Altria Group, Inc	2.625	01/14/20	99,453
800,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	788,805
100,000	g	BAT Capital Corp	2.297	08/14/20	97,839
200,000		Bunge Ltd	3.500	11/24/20	199,904
200,000		Campbell Soup Co	3.300	03/15/21	199,159
300,000		Coca-Cola Co	3.150	11/15/20	301,671
200,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	204,369
100,000		Constellation Brands, Inc	2.000	11/07/19	98,519
100,000		Constellation Brands, Inc	2.250	11/06/20	97,626
200,000		Diageo Capital plc	3.000	05/18/20	200,263
100,000		General Mills, Inc	2.200	10/21/19	98,826
100,000		General Mills, Inc	3.200	04/16/21	99,474
100,000		Hershey Co	2.900	05/15/20	99,872
100,000		Hershey Co	3.100	05/15/21	100,105
237

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		JM Smucker Co	2.200%	12/06/19	$98,929
200,000		Kellogg Co	4.000	12/15/20	204,004
100,000		Kellogg Co	3.250	05/14/21	99,991
300,000		Kraft Heinz Foods Co	2.800	07/02/20	297,600
100,000		Kraft Heinz Foods Co	3.375	06/15/21	100,158
200,000	g	Maple Escrow Subsidiary, Inc	3.551	05/25/21	200,162
138,000		Mead Johnson Nutrition Co	3.000	11/15/20	137,419
100,000		Molson Coors Brewing Co	1.450	07/15/19	98,420
100,000		Molson Coors Brewing Co	2.250	03/15/20	98,413
100,000		Mondelez International, Inc	3.000	05/07/20	99,782
100,000		PepsiCo, Inc	1.350	10/04/19	98,339
300,000		PepsiCo, Inc	3.125	11/01/20	301,535
100,000		Philip Morris International, Inc	1.875	11/01/19	98,705
300,000		Philip Morris International, Inc	2.000	02/21/20	295,168
200,000		Reynolds American, Inc	3.250	06/12/20	199,598
		TOTAL FOOD, BEVERAGE & TOBACCO			5,220,924

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
100,000		Anthem, Inc	2.500	11/21/20	98,298
200,000		Becton Dickinson and Co	2.404	06/05/20	196,403
200,000		Boston Scientific Corp	2.850	05/15/20	198,505
100,000		Express Scripts Holding Co	2.600	11/30/20	98,164
100,000		Laboratory Corp of America Holdings	2.625	02/01/20	99,199
200,000		Medtronic, Inc	2.500	03/15/20	198,605
200,000		Quest Diagnostics, Inc	2.500	03/30/20	197,386
100,000		Stryker Corp	2.625	03/15/21	98,297
100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	99,391
100,000		Zimmer Holdings, Inc	2.700	04/01/20	99,027
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,383,275

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000		Estee Lauder Cos, Inc	1.800	02/07/20	98,339
200,000		Procter & Gamble Co	1.900	11/01/19	197,908
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			296,247

INSURANCE - 0.6%
200,000		Aflac, Inc	2.400	03/16/20	197,767
100,000		American International Group, Inc	2.300	07/16/19	99,395
300,000		American International Group, Inc	3.300	03/01/21	299,767
100,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	98,493
200,000		Chubb INA Holdings, Inc	2.300	11/03/20	195,509
260,000		Hartford Financial Services Group, Inc	5.500	03/30/20	270,067
100,000		Humana, Inc	2.500	12/15/20	98,184
100,000		MetLife, Inc	4.750	02/08/21	103,850
100,000		Prudential Financial, Inc	2.350	08/15/19	98,805
200,000		Travelers Cos, Inc	3.900	11/01/20	203,372
200,000		UnitedHealth Group, Inc	2.700	07/15/20	198,626
100,000		UnitedHealth Group, Inc	1.950	10/15/20	97,557
200,000		UnitedHealth Group, Inc	3.150	06/15/21	200,139
200,000		WellPoint, Inc	2.250	08/15/19	198,320
100,000		WR Berkley Corp	5.375	09/15/20	104,149
		TOTAL INSURANCE			2,464,000
238

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 0.5%
$400,000	3M Co	1.625%	09/19/21	$382,673
275,000	Dow Chemical Co	4.250	11/15/20	280,798
100,000	EI du Pont de Nemours & Co	4.625	01/15/20	102,687
100,000	EI du Pont de Nemours & Co	2.200	05/01/20	98,565
400,000	Methanex Corp	3.250	12/15/19	398,619
200,000	Newmont Mining Corp	3.500	03/15/22	198,824
100,000	Packaging Corp of America	2.450	12/15/20	97,837
100,000	Praxair, Inc	2.250	09/24/20	98,476
100,000	Sherwin-Williams Co	2.250	05/15/20	98,335
	TOTAL MATERIALS			1,756,814

MEDIA - 0.6%
200,000	CBS Corp	2.300	08/15/19	198,153
200,000	Charter Communications Operating LLC	3.579	07/23/20	199,970
100,000	Comcast Corp	5.150	03/01/20	103,216
300,000	Discovery Communications LLC	5.050	06/01/20	309,901
500,000	NBC Universal Media LLC	5.150	04/30/20	516,660
200,000	Omnicom Group, Inc	4.450	08/15/20	204,771
250,000	Time Warner Cable, Inc	4.000	09/01/21	249,974
200,000	Time Warner, Inc	4.750	03/29/21	206,328
100,000	Walt Disney Co	0.875	07/12/19	98,103
100,000	Walt Disney Co	1.950	03/04/20	98,340
200,000	Walt Disney Co	1.800	06/05/20	195,525
	TOTAL MEDIA			2,380,941

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
35,000	Abbott Laboratories	2.350	11/22/19	34,794
200,000	Abbott Laboratories	2.800	09/15/20	198,459
450,000	AbbVie, Inc	2.500	05/14/20	444,423
500,000	Actavis Funding SCS	3.000	03/12/20	497,498
200,000	Amgen, Inc	2.125	05/01/20	196,610
150,000	Amgen, Inc	2.200	05/11/20	147,623
200,000	AstraZeneca plc	2.375	11/16/20	196,210
200,000	Biogen, Inc	2.900	09/15/20	199,126
500,000	Celgene Corp	2.875	02/19/21	493,267
100,000	Gilead Sciences, Inc	1.850	09/20/19	98,782
200,000	Gilead Sciences, Inc	2.550	09/01/20	197,561
200,000	GlaxoSmithKline Capital plc	3.125	05/14/21	200,435
100,000	Johnson & Johnson	1.950	11/10/20	98,323
100,000	Merck & Co, Inc	1.850	02/10/20	98,503
300,000	Merck & Co, Inc	3.875	01/15/21	305,894
55,000	Mylan NV	2.500	06/07/19	54,750
200,000	Mylan NV	3.750	12/15/20	201,240
300,000	Novartis Capital Corp	1.800	02/14/20	295,264
600,000	Pfizer, Inc	1.700	12/15/19	591,295
300,000	Sanofi	4.000	03/29/21	307,315
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,857,372
239

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.4%
$250,000	American Tower Corp	3.300%	02/15/21	$249,712
200,000	Boston Properties LP	4.125	05/15/21	203,637
200,000	Digital Realty Trust LP	3.400	10/01/20	200,133
400,000	ERP Operating LP	4.750	07/15/20	410,991
250,000	HCP, Inc	2.625	02/01/20	247,009
100,000	Simon Property Group LP	2.500	09/01/20	98,572
200,000	Ventas Realty LP	4.750	06/01/21	205,999
	TOTAL REAL ESTATE			1,616,053

RETAILING - 0.6%
200,000	Amazon.com, Inc	2.600	12/05/19	200,136
100,000	Amazon.com, Inc	1.900	08/21/20	97,940
100,000	AutoZone, Inc	4.000	11/15/20	101,681
100,000	Costco Wholesale Corp	1.750	02/15/20	98,410
400,000	Costco Wholesale Corp	2.150	05/18/21	391,130
350,000	Home Depot, Inc	1.800	06/05/20	343,691
400,000	Lowe’s Cos, Inc	3.750	04/15/21	406,855
100,000	Target Corp	2.300	06/26/19	99,687
450,000	Wal-Mart Stores, Inc	1.900	12/15/20	441,238
100,000	Walmart, Inc	2.850	06/23/20	100,259
200,000	Walmart, Inc	3.125	06/23/21	200,976
	TOTAL RETAILING			2,482,003

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
100,000	Analog Devices, Inc	2.950	01/12/21	99,142
100,000	Intel Corp	1.850	05/11/20	98,432
200,000	Intel Corp	2.450	07/29/20	198,746
200,000	Texas Instruments, Inc	1.750	05/01/20	195,902
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			592,222

SOFTWARE & SERVICES - 0.6%
250,000	Adobe Systems, Inc	4.750	02/01/20	257,230
100,000	Baidu, Inc	3.000	06/30/20	99,109
200,000	CA, Inc	5.375	12/01/19	205,300
100,000	DXC Technology Co	2.875	03/27/20	99,280
100,000	Fidelity National Information Services, Inc	2.250	08/15/21	96,278
100,000	International Business Machines Corp	1.900	01/27/20	98,684
200,000	Microsoft Corp	1.100	08/08/19	196,897
300,000	Microsoft Corp	1.850	02/06/20	296,157
500,000	Microsoft Corp	2.000	11/03/20	491,718
500,000	Oracle Corp	3.875	07/15/20	509,516
100,000	VMware, Inc	2.300	08/21/20	97,839
	TOTAL SOFTWARE & SERVICES			2,448,008

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
100,000	Amphenol Corp	2.200	04/01/20	98,353
200,000	Apple, Inc	1.100	08/02/19	197,166
200,000	Apple, Inc	1.500	09/12/19	197,511
100,000	Apple, Inc	1.800	11/13/19	98,940
100,000	Apple, Inc	1.900	02/07/20	98,733
100,000	Apple, Inc	1.800	05/11/20	98,302

240

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Apple, Inc	2.000%	11/13/20	$98,233
400,000		Apple, Inc	2.250	02/23/21	393,014
250,000		Apple, Inc	1.550	08/04/21	239,615
292,000		Broadcom Corp	2.375	01/15/20	288,199
100,000		Broadcom Corp	2.200	01/15/21	96,847
100,000		Cisco Systems, Inc	1.400	09/20/19	98,589
200,000		Cisco Systems, Inc	4.450	01/15/20	205,061
500,000		Cisco Systems, Inc	2.450	06/15/20	496,859
500,000	g	Dell International LLC	4.420	06/15/21	507,096
300,000		Hewlett Packard Enterprise Co	3.600	10/15/20	301,435
250,000		L-3 Communications Corp	4.950	02/15/21	256,266
100,000	g	QUALCOMM, Inc	1.850	05/21/19	99,803
100,000		QUALCOMM, Inc	2.100	05/20/20	99,915
100,000		QUALCOMM, Inc	2.250	05/20/20	98,522
300,000		Xerox Corp	4.500	05/15/21	303,898
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,372,357

TELECOMMUNICATION SERVICES - 0.5%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	198,665
250,000		America Movil SAB de C.V.	5.000	03/30/20	256,896
264,000		AT&T, Inc	5.200	03/15/20	272,713
200,000		AT&T, Inc	2.450	06/30/20	196,878
250,000		AT&T, Inc	3.200	03/01/22	245,263
197,000		Deutsche Telekom International Finance BV	6.000	07/08/19	202,947
300,000		Orange S.A.	1.625	11/03/19	294,424
250,000		Telefonica Emisiones SAU	5.134	04/27/20	257,897
		TOTAL TELECOMMUNICATION SERVICES			1,925,683

TRANSPORTATION - 0.5%
200,000		Boeing Co	1.650	10/30/20	194,452
200,000		Canadian National Railway Co	2.400	02/03/20	198,427
100,000		Delta Air Lines, Inc	2.875	03/13/20	99,338
100,000		Delta Air Lines, Inc	2.600	12/04/20	97,826
100,000		Delta Air Lines, Inc	3.400	04/19/21	99,543
100,000		FedEx Corp	2.300	02/01/20	98,966
200,000		Northrop Grumman Corp	2.080	10/15/20	195,463
100,000		Royal Caribbean Cruises Ltd	2.650	11/28/20	98,291
250,000		Ryder System, Inc	2.500	05/11/20	247,038
250,000		Union Pacific Corp	2.250	06/19/20	246,565
100,000		Union Pacific Corp	3.200	06/08/21	100,302
100,000		United Parcel Service, Inc	2.050	04/01/21	97,538
		TOTAL TRANSPORTATION			1,773,749

UTILITIES - 0.9%
200,000		Berkshire Hathaway Energy Co	2.400	02/01/20	198,365
100,000		Berkshire Hathaway Energy Co	2.375	01/15/21	97,911
200,000		CMS Energy Corp	6.250	02/01/20	209,071
200,000		Commonwealth Edison Co	4.000	08/01/20	203,687
100,000		Consolidated Edison, Inc	2.000	03/15/20	98,158
100,000		Dominion Energy, Inc	2.579	07/01/20	98,509
250,000		Dominion Gas Holdings LLC	2.800	11/15/20	246,800
241

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Dominion Resources, Inc (Step Bond)	2.962%	07/01/19	$99,777
75,000	Dominion Resources, Inc	1.600	08/15/19	73,843
300,000	Duke Energy Carolinas LLC	4.300	06/15/20	305,238
100,000	Edison International	2.125	04/15/20	98,045
100,000	Eversource Energy	2.500	03/15/21	97,951
200,000	Exelon Generation Co LLC	2.950	01/15/20	199,173
100,000	Georgia Power Co	2.000	03/30/20	98,330
100,000	Georgia Power Co	2.000	09/08/20	97,680
100,000	Nevada Power Co	2.750	04/15/20	99,863
100,000	Northern States Power Co	2.200	08/15/20	98,645
300,000	Pacific Gas & Electric Co	3.500	10/01/20	296,931
100,000	Pinnacle West Capital Corp	2.250	11/30/20	97,589
100,000	Public Service Enterprise Group, Inc	1.600	11/15/19	97,800
100,000	Sempra Energy	1.625	10/07/19	98,111
200,000	Sempra Energy	2.400	02/01/20	197,576
100,000	Southern Co	1.850	07/01/19	99,006
100,000	Southern Power Co	1.950	12/15/19	98,302
100,000	WEC Energy Group, Inc	3.375	06/15/21	100,277
	TOTAL UTILITIES			3,506,638

	TOTAL CORPORATE BONDS			97,279,008
	(Cost $98,539,702)

GOVERNMENT BONDS - 74.5%

AGENCY SECURITIES - 4.2%
1,000,000	Federal Farm Credit Bank (FFCB)	2.375	03/27/20	996,916
500,000	Federal Home Loan Bank (FHLB)	2.125	02/11/20	496,797
2,400,000	FHLB	1.875	03/13/20	2,372,707
500,000	FHLB	2.625	05/28/20	500,118
750,000	FHLB	1.125	07/14/21	717,112
2,300,000	Federal Home Loan Mortgage Corp (FHLMC)	1.250	08/01/19	2,271,188
2,500,000	FHLMC	1.875	11/17/20	2,453,803
500,000	FHLMC	2.375	02/16/21	496,135
1,050,000	Federal National Mortgage Association (FNMA)	0.875	08/02/19	1,032,548
3,500,000	FNMA	1.750	11/26/19	3,465,479
1,000,000	FNMA	1.500	11/30/20	973,267
300,000	Private Export Funding Corp (PEFCO)	1.450	08/15/19	296,519
200,000	Ukraine Government AID Bonds	1.847	05/29/20	197,108
	TOTAL AGENCY SECURITIES			16,269,697

FOREIGN GOVERNMENT BONDS - 7.5%
100,000	African Development Bank	1.625	10/02/18	99,847
200,000	African Development Bank	1.000	11/02/18	199,163
200,000	African Development Bank	1.875	03/16/20	197,341
150,000	African Development Bank	2.625	03/22/21	149,367
200,000	Asian Development Bank	0.875	10/05/18	199,334
100,000	Asian Development Bank	1.375	01/15/19	99,475
400,000	Asian Development Bank	1.875	04/12/19	398,299
300,000	Asian Development Bank	1.750	01/10/20	296,144
500,000	Asian Development Bank	1.375	03/23/20	489,304
500,000	Asian Development Bank	1.625	03/16/21	485,069
242

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Canada Government International Bond	1.625%	02/27/19	$199,042
200,000	Colombia Government International Bond	7.375	03/18/19	206,000
100,000	Corp Andina de Fomento	2.000	05/10/19	99,192
100,000	Corp Andina de Fomento	2.200	07/18/20	98,070
100,000	Council of Europe Development Bank	1.500	05/17/19	99,148
300,000	Council Of Europe Development Bank	1.000	02/04/19	297,415
600,000	European Bank for Reconstruction & Development	1.750	11/26/19	593,226
300,000	European Bank for Reconstruction & Development	2.750	04/26/21	299,395
600,000	European Investment Bank	1.250	05/15/19	593,784
200,000	European Investment Bank	1.625	08/14/20	195,606
2,000,000	European Investment Bank	2.875	09/15/20	2,006,141
1,000,000	European Investment Bank	2.375	05/13/21	988,065
100,000	Export Development Canada	1.000	11/01/18	99,562
100,000	Export Development Canada	1.250	12/10/18	99,478
100,000	Export Development Canada	1.250	02/04/19	99,304
100,000	Export Development Canada	1.625	01/17/20	98,465
100,000	Export Development Canada	1.625	06/01/20	97,963
250,000	Export Development Canada	2.000	11/30/20	245,671
200,000	Export-Import Bank of Korea	1.750	05/26/19	197,757
250,000	Export-Import Bank of Korea	2.500	11/01/20	244,988
200,000	FMS Wertmanagement AoeR	1.000	08/16/19	196,551
350,000	FMS Wertmanagement AoeR	1.750	01/24/20	345,302
250,000	Hungary Government International Bond	5.750	11/22/23	269,000
100,000	Inter-American Development Bank	1.125	08/28/18	99,842
100,000	Inter-American Development Bank	1.000	05/13/19	98,700
500,000	Inter-American Development Bank	1.750	10/15/19	494,985
1,636,000	Inter-American Development Bank	1.375	07/15/20	1,595,753
200,000	Inter-American Development Bank	2.625	04/19/21	199,025
100,000	International Bank for Reconstruction & Development	1.000	10/05/18	99,707
600,000	International Bank for Reconstruction & Development	1.250	07/26/19	592,278
500,000	International Bank for Reconstruction & Development	1.875	10/07/19	495,770
1,200,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,183,884
200,000	International Bank for Reconstruction & Development	1.625	09/04/20	195,586
1,000,000	International Bank for Reconstruction & Development	1.625	03/09/21	971,060
75,000	International Finance Corp	1.250	11/27/18	74,708
500,000	International Finance Corp	1.750	03/30/20	492,418
200,000	Israel Government International Bond	5.125	03/26/19	202,853
400,000	Japan Bank for International Cooperation	2.250	02/24/20	396,077
100,000	Japan Bank for International Cooperation	2.125	06/01/20	98,441
150,000	Japan Bank for International Cooperation	2.125	07/21/20	147,443
200,000	Japan Bank for International Cooperation	2.125	11/16/20	196,068
100,000	KFW	1.500	02/06/19	99,481
1,000,000	KFW	1.000	07/15/19	984,544
1,400,000	KFW	4.000	01/27/20	1,428,552
350,000	KFW	1.750	03/31/20	344,495
1,500,000	KFW	1.875	06/30/20	1,475,939
100,000	KFW	1.875	12/15/20	97,928
2,000,000	KFW	2.625	04/12/21	1,990,214
300,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	295,429
300,000	Mexico Government International Bond	3.500	01/21/21	299,655
100,000	Nordic Investment Bank	2.250	02/01/21	98,727
500,000	Nordic Investment Bank	2.250	09/30/21	491,008
243

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Poland Government International Bond	6.375%	07/15/19	$207,117
200,000	Province of Alberta Canada	1.900	12/06/19	197,712
300,000	Province of Ontario Canada	1.650	09/27/19	296,377
1,200,000	Province of Ontario Canada	4.400	04/14/20	1,233,249
200,000	Province of Quebec Canada	3.500	07/29/20	202,804
200,000	Republic of Hungary	6.250	01/29/20	209,196
200,000	Republic of Korea	7.125	04/16/19	206,394
200,000	Republic of the Philippines	6.500	01/20/20	209,903
100,000	Svensk Exportkredit AB	1.250	04/12/19	99,030
200,000	Svensk Exportkredit AB	1.750	05/18/20	196,279
200,000	Svensk Exportkredit AB	1.750	08/28/20	195,513
200,000	Svensk Exportkredit AB	2.875	05/22/21	199,979
	TOTAL FOREIGN GOVERNMENT BONDS			28,976,591

MUNICIPAL BONDS - 0.1%
100,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	99,381
250,000	Tennessee Valley Authority	2.250	03/15/20	248,513
	TOTAL MUNICIPAL BONDS			347,894

U.S. TREASURY SECURITIES - 62.7%
7,000,000	United States Treasury Note	1.250	08/31/19	6,905,938
4,500,000	United States Treasury Note	1.375	09/30/19	4,441,816
2,000,000	United States Treasury Note	1.000	10/15/19	1,963,594
11,750,000	United States Treasury Note	1.500	10/31/19	11,604,043
5,500,000	United States Treasury Note	1.000	11/15/19	5,391,719
16,500,000	United States Treasury Note	1.750	11/30/19	16,333,711
3,000,000	United States Treasury Note	1.375	12/15/19	2,953,008
13,000,000	United States Treasury Note	1.875	12/31/19	12,884,219
6,700,000	United States Treasury Note	1.375	01/15/20	6,586,937
4,500,000	United States Treasury Note	2.000	01/31/20	4,466,074
9,000,000	United States Treasury Note	2.250	02/29/20	8,962,734
15,000,000	United States Treasury Note	1.625	03/15/20	14,776,758
9,500,000	United States Treasury Note	2.250	03/31/20	9,456,582
3,500,000	United States Treasury Note	1.500	04/15/20	3,437,793
11,750,000	United States Treasury Note	2.375	04/30/20	11,718,789
4,400,000	United States Treasury Note	1.500	05/15/20	4,317,844
14,500,000	United States Treasury Note	2.500	05/31/20	14,492,637
5,000,000	United States Treasury Note	2.500	06/30/20	4,996,875
7,700,000	United States Treasury Note	1.500	07/15/20	7,540,586
9,200,000	United States Treasury Note	1.500	08/15/20	9,000,187
5,750,000	United States Treasury Note	1.375	09/15/20	5,604,229
7,450,000	United States Treasury Note	1.625	10/15/20	7,292,561
8,500,000	United States Treasury Note	1.750	11/15/20	8,337,305
6,250,000	United States Treasury Note	1.875	12/15/20	6,144,775
9,900,000	United States Treasury Note	2.000	01/15/21	9,754,207
15,500,000	United States Treasury Note	2.250	02/15/21	15,362,559
7,000,000	United States Treasury Note	2.375	03/15/21	6,957,070
5,150,000	United States Treasury Note	2.375	04/15/21	5,116,605
11,600,000	United States Treasury Note	2.625	05/15/21	11,599,547
6,000,000	United States Treasury Note	2.625	06/15/21	6,000,234
	TOTAL U.S. TREASURY SECURITIES			244,400,936
244

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
	TOTAL GOVERNMENT BONDS			$289,995,118
	(Cost $292,976,091)

	TOTAL BONDS			387,274,126
	(Cost $391,515,793)

SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 1.3%
$5,250,000	Federal Home Loan Bank (FHLB)	1.630%	07/02/18	5,250,000
	TOTAL GOVERNMENT AGENCY DEBT			5,250,000

	TOTAL SHORT-TERM INVESTMENTS			5,250,000
	(Cost $5,249,762)

	TOTAL INVESTMENTS - 100.8%			392,524,126
	(Cost $396,765,555)
	OTHER ASSETS & LIABILITIES, NET - (0.8)%			(3,217,484)
	NET ASSETS - 100.0%			$389,306,642

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2018, the aggregate value of these securities was $904,900 or 0.2% of net assets.
245

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.0%

CAPITAL GOODS - 0.0%
$940,385	i	Manitowoc Foodservice, Inc	LIBOR 1 M + 2.750%	4.840%	03/03/23	$938,034
		TOTAL CAPITAL GOODS				938,034

CONSUMER DURABLES & APPAREL - 0.0%
447,750	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	3.840	12/16/24	446,913
		TOTAL CONSUMER DURABLES & APPAREL				446,913

MATERIALS - 0.1%
3,285,177	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.080	10/21/24	3,256,432
		TOTAL MATERIALS				3,256,432

MEDIA - 0.2%
4,993,159	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.100	04/30/25	4,982,123
		TOTAL MEDIA				4,982,123

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
4,267,022	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.340	07/05/23	4,267,022
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,267,022

UTILITIES - 0.5%
4,462,182	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.310	11/28/24	4,473,337
5,379,250	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.090	11/08/22	5,370,267
1,815,689	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.350	12/09/21	1,625,041
		TOTAL UTILITIES				11,468,645

		TOTAL BANK LOAN OBLIGATIONS				25,359,169
		(Cost $25,499,800)

BONDS - 97.3%

CORPORATE BONDS - 35.9%

AUTOMOBILES & COMPONENTS - 0.2%
1,300,000	g	Adient Global Holdings Ltd		4.875	08/15/26	1,170,000
5,000,000		Ford Motor Co		4.750	01/15/43	4,318,530
		TOTAL AUTOMOBILES & COMPONENTS				5,488,530

BANKS - 8.9%
6,200,000		Bank of America Corp		2.151	11/09/20	6,059,549
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.250%	2.577	09/11/19	5,002,848
3,000,000	g	Bank of Montreal		2.500	01/11/22	2,932,522
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	2.957	09/11/22	5,014,736
1,000,000		Bank of Nova Scotia		2.125	09/11/19	992,186
246

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,000,000	g	Bank of Nova Scotia		1.875%	09/20/21	$2,883,473
10,000,000		BB&T Corp		3.700	06/05/25	9,947,051
5,000,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	5,001,344
5,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	2.861	03/02/20	5,010,273
1,125,000		Citizens Financial Group, Inc		2.375	07/28/21	1,087,711
250,000		Cooperatieve Centrale Raiffeisen-Boerenleen bank BA		3.950	11/09/22	247,507
2,000,000		Cooperatieve Centrale Raiffeisen-Boerenleen bank BA		4.375	08/04/25	1,960,271
6,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	2.792	04/26/21	6,004,440
1,850,000		Cooperatieve Rabobank UA		2.750	01/10/22	1,803,820
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.818	01/10/23	4,996,768
3,037,000		Cooperatieve Rabobank UA		3.750	07/21/26	2,842,066
3,150,000		Discover Bank		3.350	02/06/23	3,068,673
3,300,000		Discover Bank		3.450	07/27/26	3,060,948
5,000,000		HSBC Holdings plc		3.033	11/22/23	4,824,685
4,435,000	g	ING Bank NV		2.000	11/26/18	4,423,352
500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	453,658
2,500,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	2,285,222
2,100,000		KeyBank NA		2.350	03/08/19	2,093,965
10,000,000		KeyCorp		4.100	04/30/28	9,916,475
7,500,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.270%	2.630	01/25/21	7,495,910
1,000,000		Manufacturers & Traders Trust Co		2.900	02/06/25	959,167
3,530,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,411,482
5,725,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	5,419,005
10,310,000		People’s United Bank		4.000	07/15/24	10,277,045
5,500,000		People’s United Financial, Inc		3.650	12/06/22	5,484,298
5,000,000	i	PNC Bank NA	LIBOR 3 M + 0.250%	2.612	01/22/21	4,996,009
7,750,000		PNC Bank NA		2.700	11/01/22	7,447,605
2,993,000		PNC Bank NA		2.950	01/30/23	2,901,562
10,000,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.717	04/01/21	9,987,744
5,000,000		Regions Financial Corp		2.750	08/14/22	4,822,783
2,000,000		Royal Bank of Canada		1.875	02/05/20	1,968,436
3,000,000		Royal Bank of Canada		2.100	10/14/20	2,937,114
10,000,000	g,i	Skandinaviska Enskilda Banken AB	LIBOR 3 M + 0.430%	2.751	05/17/21	9,991,100
7,712,000		SVB Financial Group		3.500	01/29/25	7,467,761
2,500,000		Toronto-Dominion Bank		1.450	08/13/19	2,463,638
3,000,000	g	Toronto-Dominion Bank		1.950	04/02/20	2,950,815
5,000,000		Toronto-Dominion Bank		1.850	09/11/20	4,869,168
2,500,000		Toronto-Dominion Bank		1.800	07/13/21	2,393,935
5,000,000		US Bancorp		2.950	07/15/22	4,884,136
10,000,000	i	US Bank NA	LIBOR 3 M + 0.290%	2.620	05/21/21	9,985,628
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	2,919,177
		TOTAL BANKS				207,947,061

CAPITAL GOODS - 0.9%
5,000,000		Air Lease Corp		3.875	07/03/23	4,948,699
1,000,000		Air Lease Corp		4.250	09/15/24	992,443
1,150,000		Anixter, Inc		5.500	03/01/23	1,185,937
3,000,000		CNH Industrial Capital LLC		3.875	10/15/21	2,985,000
1,000,000		Parker-Hannifin Corp		4.200	11/21/34	1,016,782
500,000		Pentair Finance S.A.		2.650	12/01/19	494,538
500,000		Rockwell Collins, Inc		3.700	12/15/23	497,551
1,825,000		Trimble, Inc		4.150	06/15/23	1,827,205
5,500,000		Trimble, Inc		4.900	06/15/28	5,488,077
		TOTAL CAPITAL GOODS				19,436,232
247

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$2,200,000		Waste Management, Inc		3.900%	03/01/35	$2,138,313
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				2,138,313

CONSUMER SERVICES - 0.5%
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	3,958,017
2,000,000		Metropolitan Museum of Art		3.400	07/01/45	1,864,757
3,350,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	3,448,747
100,000		Salvation Army		5.637	09/01/26	104,798
3,600,000		Starbucks Corp		2.450	06/15/26	3,224,174
		TOTAL CONSUMER SERVICES				12,600,493

DIVERSIFIED FINANCIALS - 2.7%
1,967,000		American Express Co		2.500	08/01/22	1,885,699
5,000,000		American Express Co		3.000	10/30/24	4,768,665
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,061,543
1,300,000	i	Charles Schwab Corp	LIBOR 3 M + 0.320%	2.649	05/21/21	1,305,277
567,000	g	EDP Finance BV		4.125	01/15/20	571,451
500,000	g	EDP Finance BV		5.250	01/14/21	515,250
5,625,000	g	EDP Finance BV		3.625	07/15/24	5,385,797
5,250,000		Ford Foundation		3.859	06/01/47	5,267,771
2,500,000		Ford Motor Credit Co LLC		2.943	01/08/19	2,501,478
1,000,000	i	Ford Motor Credit Co LLC	LIBOR 3 M + 0.930%	3.293	11/04/19	1,006,897
3,211,000		Ford Motor Credit Co LLC		3.157	08/04/20	3,191,124
1,000,000		Ford Motor Credit Co LLC		3.339	03/28/22	978,490
5,000,000		Morgan Stanley		2.200	12/07/18	4,992,994
5,000,000	g	Pattern Energy Group, Inc		5.875	02/01/24	4,987,500
1,500,000		Reinvestment Fund, Inc		3.166	11/01/23	1,447,330
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,401,940
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	4,754,313
5,000,000		State Street Corp		2.653	05/15/23	4,859,196
6,000,000	i	Toyota Motor Credit Corp	LIBOR 3 M + 0.280%	2.622	04/13/21	5,998,271
3,250,000		Unilever Capital Corp		2.000	07/28/26	2,882,486
		TOTAL DIVERSIFIED FINANCIALS				61,763,472

ENERGY - 2.7%
2,880,000		Apache Corp		3.250	04/15/22	2,807,493
950,000	g	APT Pipelines Ltd		4.250	07/15/27	930,845
5,000,000		Cenovus Energy, Inc		5.250	06/15/37	4,913,744
1,500,000		Cimarex Energy Co		3.900	05/15/27	1,439,780
2,500,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	2,421,096
3,730,387	g	Continental Wind LLC		6.000	02/28/33	3,868,162
1,000,000		EOG Resources, Inc		3.900	04/01/35	969,567
7,500,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	7,503,862
5,000,000	g	Greenko Dutch BV		4.875	07/24/22	4,680,000
5,000,000	i	Kinder Morgan, Inc	LIBOR 3 M + 1.280%	3.628	01/15/23	5,079,880
8,000,000		National Oilwell Varco, Inc		3.950	12/01/42	6,743,072
1,925,000		ONEOK, Inc		4.000	07/13/27	1,861,938
3,350,000		ONEOK, Inc		4.950	07/13/47	3,259,135
248

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,100,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.098%	04/15/20	$1,100,465
500,000		Statoil ASA		3.150	01/23/22	500,466
1,000,000		Statoil ASA		2.450	01/17/23	964,432
500,000		Statoil ASA		2.650	01/15/24	479,274
3,000,000		Statoil ASA		3.950	05/15/43	2,860,426
6,000,000		Valero Energy Corp		4.350	06/01/28	6,014,315
4,500,000	g	Woodside Finance Ltd		3.700	03/15/28	4,251,031
		TOTAL ENERGY				62,648,983

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
5,000,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.344	06/06/22	5,016,400
7,250,000		Becton Dickinson & Co		3.363	06/06/24	6,961,399
4,250,000		Becton Dickinson and Co		4.685	12/15/44	4,116,258
1,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	988,980
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				17,083,037

INSURANCE - 1.0%
2,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 2.000%	4.093	07/13/20	2,017,400
3,000,000	g	Five Corners Funding Trust		4.419	11/15/23	3,085,617
5,000,000		Progressive Corp		3.700	01/26/45	4,549,303
2,000,000		Prudential Financial, Inc		5.375	05/15/45	1,990,000
5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	4,866,827
5,653,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	5,659,206
		TOTAL INSURANCE				22,168,353

MATERIALS - 2.1%
4,150,000	g	Commercial Metals Co		5.750	04/15/26	4,004,750
4,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	4,477,500
2,000,000		International Paper Co		5.000	09/15/35	2,019,572
1,184,000		International Paper Co		4.800	06/15/44	1,146,854
5,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	4,810,093
8,975,000	g	Klabin Finance S.A.		4.875	09/19/27	8,081,988
2,000,000		Nutrien Ltd		3.500	06/01/23	1,962,204
1,000,000		Nutrien Ltd		5.250	01/15/45	1,034,239
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,568,750
6,350,000	g	WestRock Co		3.000	09/15/24	6,017,407
7,175,000	g	WestRock Co		3.750	03/15/25	7,038,594
4,000,000	g	WestRock Co		4.000	03/15/28	3,940,932
		TOTAL MATERIALS				47,102,883

MEDIA - 0.7%
2,775,000	g	CCO Holdings LLC		4.000	03/01/23	2,608,500
3,000,000		Charter Communications Operating LLC		3.579	07/23/20	2,999,554
4,250,000		Charter Communications Operating LLC		4.464	07/23/22	4,297,351
5,000,000	i	Discovery Communications LLC	LIBOR 3 M + 0.710%	3.035	09/20/19	5,023,041
1,000,000		Discovery Communications LLC		2.950	03/20/23	956,010
2,725,000		Discovery Communications LLC		5.000	09/20/37	2,622,125
		TOTAL MEDIA				18,506,581

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
4,500,000		Bristol-Myers Squibb Co		3.250	08/01/42	3,893,627
249

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		Celgene Corp		2.750%	02/15/23	$4,774,697
5,000,000		Celgene Corp		3.450	11/15/27	4,595,612
7,500,000	i	Gilead Sciences, Inc	LIBOR 3 M + 0.250%	2.575	09/20/19	7,507,354
4,000,000	i	GlaxoSmithKline Capital plc		2.693	05/14/21	4,011,596
5,750,000		GlaxoSmithKline Capital plc		3.625	05/15/25	5,739,019
1,150,000		Zoetis, Inc		3.450	11/13/20	1,153,422
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				31,675,327

REAL ESTATE - 1.7%
4,000,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	4,020,525
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	1,965,042
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,083,860
6,325,000		Brixmor Operating Partnership LP		3.900	03/15/27	5,976,898
3,618,000		Digital Realty Trust LP		3.950	07/01/22	3,653,984
2,300,000		Healthcare Realty Trust, Inc		3.625	01/15/28	2,152,872
4,725,000		Kilroy Realty LP		3.450	12/15/24	4,534,111
3,557,000		Mid-America Apartments LP		4.000	11/15/25	3,524,071
8,407,000		Regency Centers LP		3.750	06/15/24	8,226,804
450,000		Washington REIT		4.950	10/01/20	460,643
		TOTAL REAL ESTATE				38,598,810

RETAILING - 0.3%
5,768,000		AutoNation, Inc		5.500	02/01/20	5,939,284
		TOTAL RETAILING				5,939,284

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
5,000,000		Apple, Inc		2.850	02/23/23	4,920,351
5,000,000		Apple, Inc		3.000	06/20/27	4,750,633
4,206,000		Corning, Inc		4.375	11/15/57	3,663,440
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				13,334,424

TELECOMMUNICATION SERVICES - 1.3%
500,000		CenturyLink, Inc		6.750	12/01/23	502,500
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	3.335	03/16/22	5,079,343
1,550,000		Verizon Communications, Inc		3.500	11/01/24	1,498,560
5,000,000		Verizon Communications, Inc		3.376	02/15/25	4,802,246
6,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.443	05/15/25	5,993,188
3,000,000		Verizon Communications, Inc		2.625	08/15/26	2,661,665
4,750,000		Verizon Communications, Inc		4.272	01/15/36	4,379,151
6,125,000		Verizon Communications, Inc		5.250	03/16/37	6,286,482
		TOTAL TELECOMMUNICATION SERVICES				31,203,135

TRANSPORTATION - 3.5%
2,450,000		CSX Corp		4.250	11/01/66	2,116,167
5,925,000		Delta Air Lines, Inc		3.625	03/15/22	5,856,591
1,956,089		Delta Air Lines, Inc		4.250	07/30/23	1,951,590
2,807,010		Delta Air Lines, Inc		3.625	07/30/27	2,783,956
2,500,000		Kansas City Southern		4.300	05/15/43	2,323,664
2,500,000		Kansas City Southern		4.950	08/15/45	2,511,700
2,050,000	g	Mexico City Airport Trust		4.250	10/31/26	1,932,125
5,000,000	g	Mexico City Airport Trust		5.500	10/31/46	4,398,500
250

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,125,000	g	Mexico City Airport Trust		5.500%	07/31/47	$5,457,375
5,000,000		Spirit Airlines Pass Through Trust		3.800	02/15/26	4,876,815
6,000,000		Spirit Airlines Pass Through Trust		3.375	02/15/30	5,873,112
954,633		Spirit Airlines, Inc		4.100	04/01/28	950,528
6,000,000		Union Pacific Corp		4.375	09/10/38	6,033,136
5,250,000		Union Pacific Corp		4.375	11/15/65	4,882,797
5,835,877		Union Pacific Railroad Co		3.227	05/14/26	5,653,739
11,159,506		Union Pacific Railroad Co		2.695	05/12/27	10,378,340
5,000,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	2.710	05/16/22	5,029,151
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	2.787	04/01/23	7,526,099
		TOTAL TRANSPORTATION				80,535,385

UTILITIES - 6.6%
5,300,000		Avangrid, Inc		3.150	12/01/24	5,095,978
10,025,000		Avista Corp		4.350	06/01/48	10,118,204
7,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	7,446,977
1,200,000	g,i	Dominion Energy, Inc	LIBOR 3 M + 0.600%	2.930	05/15/20	1,201,236
3,000,000	g	Electricite de France S.A.		3.625	10/13/25	2,936,121
1,700,000		Fortis, Inc		2.100	10/04/21	1,622,066
2,900,000		Fortis, Inc		3.055	10/04/26	2,641,254
5,000,000		Georgia Power Co		3.250	04/01/26	4,772,736
541,960	g	Harper Lake Solar Funding Corp		7.645	12/31/18	547,380
5,000,000		MidAmerican Energy Co		3.100	05/01/27	4,809,907
5,746,000		MidAmerican Energy Co		3.950	08/01/47	5,598,902
1,000,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	962,500
1,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	1,753,125
5,248,000		NorthWestern Corp		4.176	11/15/44	5,241,017
5,925,000		PSEG Power LLC		3.850	06/01/23	5,895,826
3,750,000		Public Service Co of Colorado		4.100	06/15/48	3,766,749
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	999,482
2,000,012		San Diego Gas & Electric Co		1.914	02/01/22	1,951,419
7,500,000		San Diego Gas & Electric Co		4.150	05/15/48	7,515,038
6,000,000	i	Sempra Energy	LIBOR 3 M + 0.250%	2.598	07/15/19	6,001,316
1,000,000		Sempra Energy		2.875	10/01/22	968,617
2,820,279	g	Solar Star Funding LLC		3.950	06/30/35	2,657,317
4,758,978	g	Solar Star Funding LLC		5.375	06/30/35	4,978,445
4,700,000		Southern California Edison Co		3.400	06/01/23	4,681,452
4,700,000		Southern California Edison Co		4.125	03/01/48	4,442,983
2,000,000		Southern Power Co		1.950	12/15/19	1,966,035
2,000,000		Southern Power Co		2.500	12/15/21	1,943,189
5,065,000		Southern Power Co		4.150	12/01/25	5,071,293
7,500,000	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	6,614,917
5,000,000		Tampa Electric Co		4.300	06/15/48	4,945,043
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	4,737,500
8,591,730	g	Topaz Solar Farms LLC		4.875	09/30/39	8,621,501
1,005,736	g	Topaz Solar Farms LLC		5.750	09/30/39	1,074,394
5,000,000		Westar Energy, Inc		2.550	07/01/26	4,616,188
1,000,000		WGL Holdings, Inc		2.250	11/01/19	986,744
10,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.400%	2.719	11/29/19	10,005,865
5,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.550%	2.876	03/12/20	5,008,009
		TOTAL UTILITIES				154,196,725

		TOTAL CORPORATE BONDS				832,367,028
		(Cost $850,804,755)
251

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 47.6%

AGENCY SECURITIES - 13.8%
$12,537,500		Abay Leasing LLC		2.654%	11/09/26	$12,323,274
815,217		ALEX Alpha LLC		1.617	08/15/24	781,025
1,618,134		Altitude Investments 12 LLC		2.454	12/09/25	1,580,637
4,729,560		Altitude Investments 16 LLC		2.492	03/14/26	4,622,794
2,000,000		Asian Development Bank		1.750	08/14/26	1,820,232
7,910,416		CES MU2 LLC		2.166	12/16/26	7,604,156
6,783,333		DY9 Leasing LLC		2.415	06/30/27	6,588,647
725,572		Ethiopian Leasing LLC		2.566	08/14/26	706,186
641,690		Excalibur One 77B LLC		1.492	01/01/25	611,485
607,912		Export Lease Ten Co LLC		1.650	05/07/25	579,160
5,457,005		Export Leasing LLC		1.859	08/28/21	5,371,633
3,436,239	†,g	Genesis Solar Pass Through Trust		3.875	02/15/38	3,598,052
1,375,000	j	Government Trust Certificate		0.000	04/01/21	1,274,163
2,000,000		Hashemite Kingdom of Jordan Government AID Bond		1.945	06/23/19	1,989,578
1,694,000		418097AE1		2.578	06/30/22	1,678,045
7,909,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	7,837,490
1,246,551		Helios Leasing I LLC		1.734	07/24/24	1,198,594
2,994,846		Helios Leasing II LLC		2.668	03/18/25	2,955,596
4,044,004		HNA LLC		2.291	06/30/27	3,898,479
7,594,307		HNA LLC		2.369	09/18/27	7,336,452
615,000	g	Hospital for Special Surgery		3.500	01/01/23	615,752
1,930,000	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	2.339	09/15/30	1,931,556
3,330,000		Iraq Government AID Bond		2.149	01/18/22	3,263,350
2,333,333	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.571	08/19/23	2,330,631
2,916,665	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.572	09/22/23	2,910,969
6,647,342		Lulwa Ltd		1.888	02/15/25	6,394,110
2,358,983		Lulwa Ltd		1.831	03/26/25	2,261,253
5,127,050		Mexican Aircraft Finance IV LLC		2.537	07/13/25	5,042,164
3,185,729		Mexican Aircraft Finance V LLC		2.329	01/14/27	3,089,215
2,500,000		Montefiore Medical Center		2.152	10/20/26	2,351,764
6,580,808		MSN 41079 and 41084 Ltd		1.717	07/13/24	6,322,868
1,832,669		MSN 41079 and 41084 Ltd		1.631	12/14/24	1,749,389
13,360,000	†	NCUA Guaranteed Notes		3.000	06/12/19	13,412,772
11,393,000	†	NCUA Guaranteed Notes		3.450	06/12/21	11,697,307
2,540,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,385,900
2,080,000	j	Overseas Private Investment Corp (OPIC)		0.000	11/13/18	2,096,511
2,000,000	j	OPIC		0.010	07/23/19	2,001,463
3,150,000	j	OPIC		0.000	09/30/19	3,161,831
990,815	j	OPIC		0.000	11/15/19	1,066,639
7,500,000	j	OPIC		0.000	01/26/21	7,501,823
3,881,000	j	OPIC		0.000	07/17/21	3,829,821
2,102,223		OPIC		2.290	09/15/26	2,043,551
1,979,046		OPIC		2.040	12/15/26	1,911,757
1,945,778		OPIC		2.740	09/15/29	1,860,265
2,918,667		OPIC		3.220	09/15/29	2,842,643
972,889		OPIC		3.280	09/15/29	961,453
252

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$774,000		OPIC		4.140%	05/15/30	$809,005
176,472		OPIC		3.540	06/15/30	179,760
186,567		OPIC		3.370	12/15/30	186,913
435,081		OPIC		3.820	12/20/32	443,800
217,540		OPIC		3.938	12/20/32	223,807
933,197		OPIC		3.330	05/15/33	919,223
904,260		OPIC		3.160	06/01/33	886,096
1,175,871		OPIC		2.810	07/31/33	1,114,042
940,697		OPIC		2.940	07/31/33	900,032
1,411,038		OPIC		3.250	07/31/33	1,381,511
3,750,000		OPIC		3.480	06/15/35	3,782,259
4,521,005		Penta Aircraft Leasing LLC		1.691	04/29/25	4,319,629
1,536,974		Phoenix LLC		1.607	07/03/24	1,473,285
4,318,180	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.573	02/07/23	4,315,245
2,182,289		Portmarnock Leasing LLC		1.741	10/22/24	2,094,378
2,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	1,975,806
1,000,000		PEFCO		3.550	01/15/24	1,026,891
1,000,000		PEFCO		3.250	06/15/25	1,008,448
5,281,507		Rimon LLC		2.623	06/25/26	5,188,960
7,439,435		Safina Ltd		1.550	01/15/22	7,269,601
4,139,250		Safina Ltd		2.000	12/30/23	4,023,743
6,346,162		Sandalwood LLC		2.897	07/10/25	6,300,266
4,516,110		Sandalwood LLC		2.821	02/12/26	4,471,261
8,285,487		Santa Rosa Leasing LLC		1.472	11/03/24	7,881,692
2,888,483		Tagua Leasing LLC		1.900	07/12/24	2,792,295
4,099,295		Tagua Leasing LLC		1.732	09/18/24	3,933,967
4,208,809		Tagua Leasing LLC		1.581	11/16/24	4,015,369
1,354,000		Ukraine Government AID Bonds		1.844	05/16/19	1,346,446
2,700,000		Ukraine Government AID Bonds		1.847	05/29/20	2,660,963
9,200,000		Ukraine Government AID Bonds		1.471	09/29/21	8,831,531
3,266,667		Ulani MSN 35940 LLC		2.227	05/16/25	3,176,527
4,583,914		Ulani MSN 37894		2.184	12/20/24	4,462,320
4,887,207		Union 11 Leasing LLC		2.405	01/23/24	4,801,003
2,153,338		Union 12 Leasing LLC		2.164	02/17/24	2,100,246
760,251		Union 13 Leasing LLC		1.870	06/28/24	733,547
2,940,739		Union 16 Leasing LLC		1.863	01/22/25	2,828,294
205,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	210,332
5,273,000		US Department of Housing and Urban Development (HUD)		1.330	08/01/18	5,269,894
1,000,000		HUD		1.770	08/01/18	1,000,020
4,050,000		HUD		3.120	08/01/18	4,055,123
4,600,000		HUD		4.620	08/01/18	4,612,489
510,000		HUD		2.050	08/01/19	507,175
450,000		HUD		4.870	08/01/19	460,281
1,036,000		HUD		5.450	08/01/19	1,038,654
3,663,000		HUD		1.980	08/01/20	3,611,517
410,000		HUD		2.450	08/01/20	407,680
150,000		HUD		3.430	08/01/20	152,196
1,361,000		HUD		2.450	08/01/22	1,341,132
2,000,000		HUD		2.800	08/01/23	1,991,830
500,000		HUD		2.910	08/01/23	496,972
1,987,000		HUD		5.380	08/01/27	2,049,332
2,127,363		VCA Lease LLC		1.859	03/08/25	2,042,770
253

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,436,275		VCH Lease S.A.		1.736%	05/15/25	$6,148,343
1,541,667		VCM Lease S.A.		2.516	09/28/27	1,501,811
881,000		Vessel Management Services, Inc		3.432	08/15/36	839,986
309,000		Vessel Management Services, Inc		3.477	01/16/37	295,822
1,729,975	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	2.769	06/26/24	1,723,620
2,827,232		Windermere Aviation LLC		2.351	05/27/26	2,746,565
4,106,629		Zarapito Leasing LLC		2.628	11/12/26	4,029,433
		TOTAL AGENCY SECURITIES				319,783,573

FOREIGN GOVERNMENT BONDS - 6.3%
5,000,000		African Development Bank		1.375	12/17/18	4,978,990
1,000,000		African Development Bank		2.375	09/23/21	984,645
2,000,000		Asian Development Bank		2.125	03/19/25	1,894,158
5,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	4,915,728
143,826	g	Carpintero Finance Ltd		2.004	09/18/24	139,157
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,805,538
5,000,000		European Bank for Reconstruction & Development		0.875	07/22/19	4,913,835
2,225,000		European Investment Bank		2.000	03/15/21	2,178,186
3,750,000	g	European Investment Bank		2.875	06/13/25	3,714,590
1,250,000		European Investment Bank		2.375	05/24/27	1,185,115
2,000,000	g	European Stability Mechanism		2.125	11/03/22	1,933,070
5,500,000		Export Development Canada		1.250	12/10/18	5,471,266
1,000,000		Export Development Canada		1.625	12/03/19	986,212
5,000,000		Export Development Canada		2.000	11/30/20	4,913,418
5,000,000		Inter-American Development Bank		1.185	07/09/18	4,999,295
5,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.358	01/15/22	4,996,607
2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,572,648
6,000,000	g	International Development Association		2.750	04/24/23	5,964,684
5,000,000		International Finance Corp		1.750	03/30/20	4,924,183
5,000,000		International Finance Corp		1.546	11/04/21	4,755,180
2,500,000		International Finance Corp		2.125	04/07/26	2,348,229
5,000,000	i	Japan Bank for International Cooperation	LIBOR 3 M + 0.480%	2.780	06/01/20	5,027,899
2,500,000		Japan Bank for International Cooperation		1.875	04/20/21	2,425,467
3,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	2,913,840
3,000,000		KFW		1.500	04/20/20	2,937,437
3,000,000		KFW		1.875	11/30/20	2,938,829
3,050,000	g	Kommunalbanken AS.		1.375	10/26/20	2,955,540
2,000,000	g	Kommunalbanken AS.		2.125	02/11/25	1,885,124
4,000,000	g	Kommuninvest I Sverige AB		1.500	04/23/19	3,967,608
5,000,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	3.050	07/06/22	4,993,737
5,000,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	4,861,794
2,875,000	g	Nacional Financiera SNC		3.375	11/05/20	2,860,625
5,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	4,737,610
10,570,000		North American Development Bank		2.300	10/10/18	10,563,130
3,100,000		North American Development Bank		4.375	02/11/20	3,170,798
4,000,000		North American Development Bank		2.400	10/26/22	3,858,416
7,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	7,343,550
500,000		Province of Manitoba Canada		3.050	05/14/24	494,655
5,000,000		Province of Quebec Canada		2.750	04/12/27	4,809,652
		TOTAL FOREIGN GOVERNMENT BONDS				146,320,445
254

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
MORTGAGE BACKED - 7.3%
$1,772,313		Federal Home Loan Mortgage Corp (FHLMC)		3.500%	08/15/43	$1,792,343
1,379,922		FHLMC		3.000	03/15/44	1,349,567
1,923,841		FHLMC		3.500	09/15/44	1,927,435
2,124,117	i	FHLMC	LIBOR 1 M + 9.920%	6.603	06/15/48	2,254,500
619,661		Federal Home Loan Mortgage Corp Gold (FGLMC)		3.500	03/01/27	626,927
341,330		FGLMC		3.500	04/01/45	341,512
1,954,406		FGLMC		3.500	10/01/45	1,954,537
1,777,303		FGLMC		4.000	12/01/45	1,826,745
4,164,550		FGLMC		3.500	08/01/46	4,169,613
3,627,431		FGLMC		3.000	01/01/47	3,511,602
7,992,430		FGLMC		3.000	02/01/47	7,740,421
641,233		FGLMC		4.000	09/01/47	662,572
2,704,295		FGLMC		4.000	03/01/48	2,774,284
3,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	2,959,971
127,390		FNMA		3.500	11/01/25	129,255
5,000,000	i	FNMA		2.878	02/25/27	4,782,857
1,625,413		FNMA		3.500	02/01/32	1,646,345
885,125		FNMA		3.500	05/01/32	898,813
1,746,481		FNMA		3.500	07/01/32	1,768,947
4,006,922		FNMA		3.000	11/01/32	3,985,530
217,222		FNMA		5.000	10/01/33	232,633
236,932		FNMA		5.500	01/01/38	256,842
274,372		FNMA		5.500	11/01/38	297,191
92,758		FNMA		5.500	04/01/40	101,168
173,303		FNMA		5.500	07/01/40	188,025
1,018,996		FNMA		5.000	09/01/40	1,092,178
89,093		FNMA		6.000	10/01/40	98,085
902,818		FNMA		5.000	04/01/41	970,756
54,029		FNMA		4.500	06/01/42	56,730
112,056		FNMA		4.500	06/01/44	117,222
653,086		FNMA		4.500	06/01/44	684,557
307,930		FNMA		4.500	08/01/44	322,738
583,334		FNMA		4.500	11/01/44	611,362
478,441		FNMA		3.000	02/25/45	474,003
878,720		FNMA		3.000	02/25/45	867,294
698,460		FNMA		4.500	03/01/45	738,652
929,095		FNMA		3.000	03/25/45	916,609
3,536,467		FNMA		3.500	04/25/45	3,556,103
4,941,868		FNMA		3.000	12/25/45	4,837,880
1,667,231		FNMA		3.500	01/01/46	1,666,542
363,926		FNMA		4.000	01/01/46	373,557
2,600,432		FNMA		3.500	06/01/46	2,597,622
2,776,091		FNMA		3.500	12/01/46	2,770,511
15,903,354	h	FNMA		3.500	01/01/47	15,868,923
2,683,607		FNMA		3.500	01/01/47	2,677,797
5,390,783		FNMA		3.000	04/01/47	5,228,505
1,286,255		FNMA		3.500	08/01/47	1,282,772
239,879	h	FNMA		3.500	11/01/47	238,876
523,905		FNMA		4.500	02/01/48	551,795
5,227,906		FNMA		3.000	02/25/48	5,112,520
1,428,509		FNMA		4.000	03/01/48	1,466,199
2,206,614		FNMA		4.500	03/01/48	2,324,083

255

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$21,176,141		FNMA	4.000%	04/01/48	$21,616,874
14,025,000		FNMA	4.500	07/01/48	14,622,321
787,725		Government National Mortgage Association (GNMA)	2.690	06/15/33	742,898
72,853		GNMA	5.000	10/20/39	78,181
77,896		GNMA	5.000	06/20/42	82,921
3,715,950		GNMA	3.000	12/20/47	3,636,712
8,269,100		GNMA	3.500	12/20/47	8,305,686
6,044,887		GNMA	3.000	01/20/48	5,915,987
7,534,403		GNMA	3.500	01/20/48	7,567,739
1,950,378		GNMA	4.000	03/20/48	2,000,274
		TOTAL MORTGAGE BACKED			170,253,099

MUNICIPAL BONDS - 11.3%
2,070,000		American Municipal Power, Inc	5.514	02/15/21	2,140,463
3,000,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,036,510
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,935,620
840,000		California Earthquake Authority	2.805	07/01/19	839,983
2,000,000		California Housing Finance Agency	2.966	08/01/22	1,986,300
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	256,385
495,000	g	California Pollution Control Financing Authority	5.000	07/01/37	498,257
5,430,000	g	California Pollution Control Financing Authority	5.000	11/21/45	5,491,468
500,000		Chelan County Public Utility District No	3.603	07/01/21	508,200
5,000,000		Chicago Board of Education	5.000	12/01/20	5,153,100
2,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	2,475,440
625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	613,875
1,350,000		Chula Vista Municipal Financing Authority	3.975	12/01/38	1,319,571
740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	729,596
4,300,000		Chula Vista Municipal Financing Authority	4.275	12/01/48	4,328,681
3,000,000		City & County Honolulu HI Wastewater System Revenue	2.780	07/01/21	2,989,230
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,443,895
1,580,000		City & County of Honolulu HI	1.506	10/01/20	1,538,541
950,000		City & County of Honolulu HI	2.141	10/01/23	907,677
1,000,000		City & County of Honolulu HI	2.368	10/01/24	954,730
935,000		City & County of San Francisco CA	3.700	04/01/34	893,009
440,000		City & County of San Francisco CA	3.750	04/01/35	421,027
1,655,000		City & County of San Francisco CA	3.750	09/01/37	1,642,025
5,835,000		City & County of San Francisco CA	3.900	04/01/42	5,841,652
5,000,000		City & County of San Francisco CA	4.000	09/01/48	4,961,700
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,975,040
3,000,000		City of Chicago IL	7.750	01/01/42	3,250,050
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	1,977,840
2,000,000		City of Florence SC	4.250	12/01/34	2,012,060
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	249,237
5,000,000	h	City of Los Angeles CA	3.320	09/01/24	4,986,350
5,000,000	h	City of Los Angeles CA	3.450	09/01/25	4,982,950
7,500,000	h	City of Los Angeles CA	3.880	09/01/38	7,462,875
3,075,000		City of Norfolk VA	3.000	10/01/35	2,735,274
2,000,000		City of San Angelo TX Water & Sewer Revenue	4.401	02/15/46	2,065,240
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.400	11/01/22	3,827,847
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	5,133,050
1,140,000		City of San Juan Capistrano CA	4.090	08/01/36	1,165,593
885,000		City of San Juan Capistrano CA	4.190	08/01/40	905,550
345,000		Commonwealth Financing Authority	2.428	06/01/20	340,805
355,000		Commonwealth Financing Authority	2.675	06/01/21	349,263
2,730,000		Commonwealth Financing Authority	3.864	06/01/38	2,672,452
256

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		County of Alameda CA	3.820%	08/01/38	$4,949,250
1,415,000		County of Miami-Dade FL Aviation Revenue	1.183	10/01/18	1,410,953
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,442,130
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,196,299
1,550,000	g	Finance Authority of Maine	5.375	12/15/33	1,611,597
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,309,355
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	2,981,430
500,000	j	Garden State Preservation Trust	0.000	11/01/22	446,160
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,797,876
3,000,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	3,186,000
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,059,080
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,022,410
3,720,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,544,342
3,000,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	3,402,510
3,025,000		Metropolitan Council	1.550	09/01/19	2,989,698
500,000		Michigan Finance Authority	5.000	07/01/22	545,645
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,129,551
7,500,000		New York Transportation Development Corp	5.000	01/01/26	8,457,150
3,750,000		New York Transportation Development Corp	5.000	01/01/34	4,201,050
250,000	g	Niagara Area Development Corp	4.000	11/01/24	250,127
1,500,000	g	Ohio Air Quality Development Authority	4.250	01/15/38	1,535,445
5,080,000		Ohio State Water Development Authority	4.879	12/01/34	5,582,310
250,000		Oklahoma Water Resources Board	3.071	04/01/22	250,795
5,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	4,901,950
2,000,000		Oregon State Business Development Commission	11.500	04/01/31	2,187,680
5,000,000		Palm Beach County Solid Waste Authority	2.436	10/01/23	4,836,400
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,257,618
3,350,000		Sacramento Area Flood Control Agency	2.224	10/01/20	3,291,174
440,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	436,251
1,000,000		San Francisco City & County Redevelopment Agency	3.533	08/01/25	986,500
1,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	1,035,100
1,900,000		Santa Cruz County Capital Financing Authority	3.375	06/01/31	1,799,870
1,465,000		Santa Cruz County Capital Financing Authority	3.625	06/01/35	1,389,699
2,000,000		South Dakota Conservancy District	1.898	08/01/19	1,986,780
1,000,000		South Dakota Conservancy District	1.920	08/01/19	993,620
1,000,000		South Davis Sewer District	4.125	12/01/32	992,820
1,100,000		South Davis Sewer District	4.500	12/01/37	1,116,621
1,000,000		State of California	1.800	04/01/20	983,560
2,665,000		State of California	2.367	04/01/22	2,595,470
2,780,000		State of California	2.250	10/01/23	2,656,373
1,000,000		State of California	3.750	10/01/37	1,022,330
5,595,000		State of California	4.600	04/01/38	5,860,651
2,480,000		State of California	4.988	04/01/39	2,662,677
5,000,000		State of California	2.193	04/01/47	4,941,750
3,000,000		State of Illinois	5.000	02/01/19	3,044,790
1,000,000		State of Texas	0.863	08/01/18	999,100
1,000,000		State of Texas	1.737	08/01/22	954,900
2,475,000		State of Texas	2.749	10/01/23	2,456,091
1,000,000		State of Texas	3.576	08/01/34	1,000,180
1,000,000		State of Texas	3.726	08/01/43	1,000,520
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,170,580
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,642,377
1,000,000		Texas Water Development Board	3.500	10/15/37	961,750
257

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		Texas Water Development Board	3.700%	10/15/47	$2,901,840
3,000,000		Texas Water Development Board	4.648	04/15/50	3,147,120
500,000		University of California	2.676	05/15/21	495,460
1,230,000		University of Cincinnati	3.500	06/01/32	1,239,127
2,000,000		University of New Mexico	3.532	06/20/32	1,975,600
2,000,000		University of Virginia	3.570	04/01/45	2,017,860
1,500,000		Upper Santa Clara Valley Joint Powers Authority	3.750	08/01/38	1,461,660
3,400,000		Upper Santa Clara Valley Joint Powers Authority	3.875	08/01/48	3,268,998
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,119,200
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,988,250
655,000		Washington County Clean Water Services	4.828	10/01/22	695,728
530,000		Washington County Clean Water Services	5.078	10/01/24	577,992
2,000,000	g	Washington Economic Development Finance Authority	7.500	01/01/32	2,357,700
1,245,000		Water Works Board of the City of Birmingham	1.509	01/01/19	1,238,588
3,000,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,950,950
2,005,000		Water Works Board of the City of Birmingham	2.392	01/01/23	1,928,770
250,000		West Virginia Water Development Authority	5.000	11/01/21	273,178
1,500,000		Yuba City Public Financing Authority	4.320	06/01/42	1,530,495
1,000,000		Yuba Levee Financing Authority	3.170	09/01/22	1,004,540
		TOTAL MUNICIPAL BONDS			262,637,812

U.S. TREASURY SECURITIES - 8.9%
19,740,000		United States Treasury Bond	2.875	11/15/46	19,308,959
34,695,000		United States Treasury Bond	3.000	05/15/47	34,758,698
35,765,000		United States Treasury Bond	3.000	02/15/48	35,848,824
410,000		United States Treasury Note	1.375	05/31/21	395,650
2,075,000		United States Treasury Note	2.625	06/15/21	2,075,081
2,095,000		United States Treasury Note	2.750	05/31/23	2,096,882
2,500,000		United States Treasury Note	2.625	06/30/23	2,487,109
1,092,000		United States Treasury Note	1.875	08/31/24	1,035,608
2,387,000		United States Treasury Note	2.125	09/30/24	2,294,317
2,370,000		United States Treasury Note	2.250	10/31/24	2,293,716
10,000,000		United States Treasury Note	2.125	11/30/24	9,600,391
21,000,000		United States Treasury Note	2.500	01/31/25	20,611,992
9,765,000		United States Treasury Note	2.750	02/28/25	9,728,381
18,205,000		United States Treasury Note	2.875	04/30/25	18,272,558
2,500,000		United States Treasury Note	2.750	06/30/25	2,489,063
42,863,000		United States Treasury Note	2.875	05/15/28	42,929,973
		TOTAL U.S. TREASURY SECURITIES			206,227,202

		TOTAL GOVERNMENT BONDS			1,105,222,131
		(Cost $1,113,784,373)

STRUCTURED ASSETS - 13.8%

ASSET BACKED - 5.8%
150,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	150,436
		Series - 2015 3 (Class D)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	988,822
		Series - 2014 1A (Class A)
988,333	g	Capital Automotive REIT	3.870	04/15/47	985,978
		Series - 2017 1A (Class A1)
258

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,447,025	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.631%	04/07/52	$70,370
		Series - 2007 1A (Class A2)
1,935,000	g	DB Master Finance LLC		3.980	02/20/45	1,940,012
		Series - 2015 1A (Class A2II)
995,000	g	DB Master Finance LLC		3.629	11/20/47	977,100
		Series - 2017 1A (Class A2I)
882,000	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	903,715
		Series - 2015 1A (Class A2II)
3,076,750	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	2,982,048
		Series - 2017 1A (Class A2II)
800,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	808,408
		Series - 2018 1A (Class A2I)
1,516,532	†,g	HERO Funding Trust		3.840	09/21/40	1,553,481
		Series - 2015 1A (Class A)
525,393	†,g	HERO Funding Trust		3.990	09/21/40	539,372
		Series - 2014 2A (Class A)
2,898,139	g	HERO Funding Trust		3.750	09/20/41	2,917,557
		Series - 2016 2A (Class A)
1,792,285	g	HERO Funding Trust		4.050	09/20/41	1,833,332
		Series - 2016 1A (Class A)
5,715,728	g	HERO Funding Trust		3.080	09/20/42	5,619,483
		Series - 2016 3A (Class A1)
5,208,562	g	HERO Funding Trust		3.570	09/20/47	5,193,655
		Series - 2016 4A (Class A1)
4,070,761	g	HERO Funding Trust		3.710	09/20/47	4,047,941
		Series - 2017 1A (Class A1)
4,657,620	g	HERO Funding Trust		3.190	09/20/48	4,502,910
		Series - 2017 3A (Class A1)
5,123,382	g	HERO Funding Trust		3.950	09/20/48	5,117,732
		Series - 2017 3A (Class A2)
2,432,601	g	HERO Funding Trust		4.070	09/20/48	2,465,309
		Series - 2017 2A (Class A2)
9,937,175	g	HERO Funding Trust		4.670	09/20/48	10,230,177
		Series - 2018 1A (Class A2)
896,440	†,g	HERO Residual Funding		4.500	09/21/42	891,958
		Series - 2016 1R (Class A1)
43,985	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.341	02/25/36	43,902
		Series - 2006 1 (Class 1A1)
5,000,000	g,i	MAD Mortgage Trust		3.600	08/15/34	4,878,736
		Series - 2017 330M (Class C)
5,467,540	g	Mosaic Solar Loans LLC		3.820	09/20/42	5,430,258
		Series - 2017 2A (Class A)
1,506,270	g	MVW Owner Trust		2.420	12/20/34	1,468,646
		Series - 2017 1A (Class A)
78,372	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	76,925
		Series - 2014 AA (Class B)
4,000,000		PSNH Funding LLC		3.506	08/01/28	4,014,142
		Series - 2018 1 (Class A2)
2,022,726	g	Renew		3.670	09/20/52	2,007,519
		Series - 2017 1A (Class A)
5,000,000	†,g	Renew		3.950	09/20/53	4,998,104
		Series - 2018 1 (Class A)
112,631	g	SolarCity LMC		4.800	11/20/38	112,784
		Series - 2013 1 (Class A)
364,574	g	SolarCity LMC		4.590	04/20/44	363,365
		Series - 2014 1 (Class A)
259

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$823,895	†,g	SolarCity LMC		4.020%	07/20/44	$772,976
		Series - 2014 2 (Class A)
1,361,798	g	SolarCity LMC		4.800	09/20/48	1,338,046
		Series - 2016 A (Class A)
280,862	g	SpringCastle America Funding LLC		3.050	04/25/29	279,835
		Series - 2016 AA (Class A)
485,928	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.483	04/25/35	475,546
		Series - 2005 7XS (Class 2A1A)
9,867,870	g	TES LLC		4.330	10/20/47	9,763,411
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,557,862
		Series - 2017 1A (Class B)
3,662,417	g	TES LLC		4.120	02/20/48	3,581,056
		Series - 2017 2A (Class A)
2,000,000	g	Tesla Auto Lease Trust		—		1,994,238
5,588,515	g	Tesla Auto Lease Trust		2.320	12/20/19	5,570,286
		Series - 2018 A (Class A)
44,326		Toyota Auto Receivables Owner Trust		1.270	05/15/19	44,302
		Series - 2015 B (Class A3)
5,226,848		Toyota Auto Receivables Owner Trust		1.300	04/15/20	5,199,402
		Series - 2016 B (Class A3)
4,000,000		Toyota Auto Receivables Owner Trust		1.740	09/15/20	3,988,222
		Series - 2015 B (Class A4)
5,000,000	†,g	Vivint Colar Financing V LLC		4.730	04/30/48	4,998,388
		Series - 2018 1A (Class A)
5,000,000	†,g	Vivint Colar Financing V LLC		7.370	04/30/48	5,025,000
		Series - 2018 1A (Class B)
2,000,000	g	VOLT LIX LLC (Step Bond)		5.375	05/25/47	1,992,177
		Series - 2017 NPL6 (Class A2)
2,793,867	g	VOLT LVIII LLC (Step Bond)		3.375	05/28/47	2,789,201
		Series - 2017 NPL5 (Class A1)
2,500,000	g	VOLT LVIII LLC (Step Bond)		5.375	05/28/47	2,491,543
		Series - 2017 NPL5 (Class A2)
1,201,465	g	VOLT LXIII LLC (Step Bond)		3.000	10/25/47	1,188,934
		Series - 2017 NP10 (Class A1)
2,500,000	g	VOLT LXIII LLC (Step Bond)		4.625	10/25/47	2,481,685
		Series - 2017 NP10 (Class A2)
1,492,500	g	Wendys Funding LLC		3.573	03/15/48	1,451,486
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				136,097,773

OTHER MORTGAGE BACKED - 8.0%
3,000,000	g,i	20 TSQ GROUNDCO LLC		3.203	05/15/35	2,922,395
		Series - 2018 20TS (Class B)
11,159	g	7 WTC Depositor LLC Trust		4.082	03/13/31	11,161
		Series - 2012 7WTC (Class A)
3,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	2,974,410
		Series - 2007 5 (Class B)
253,911	g,i	Banc of America Commercial Mortgage Trust		6.095	02/10/51	255,581
		Series - 2007 4 (Class D)
250,000	g,i	Banc of America Commercial Mortgage Trust		6.095	02/10/51	253,124
		Series - 2007 4 (Class E)
1,622,421	i	Banc of America Commercial Mortgage Trust		6.268	02/10/51	1,661,830
		Series - 2007 5 (Class AJ)
5,000,000	g	BBCMS Trust		3.593	09/15/32	5,024,006
		Series - 2015 MSQ (Class A)
260

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,500,000	g	BBCMS Trust		3.894%	09/15/32	$2,507,529
		Series - 2015 MSQ (Class B)
2,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	1,970,662
		Series - 2016 CD2 (Class B)
3,000,000	g	Citigroup Commercial Mortgage Trust		4.509	09/10/31	2,963,687
		Series - 2016 SMPL (Class E)
4,250,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	4,103,374
		Series - 2016 CLNE (Class A)
2,891,455	i	COBALT CMBS Commercial Mortgage Trust		6.015	05/15/46	2,948,698
		Series - 2007 C3 (Class AJ)
3,850,000	g	COMM Mortgage Trust		2.681	08/10/29	3,767,471
		Series - 2016 GCT (Class A)
270,000	g	COMM Mortgage Trust		3.086	08/10/29	265,078
		Series - 2016 GCT (Class B)
5,000,000	g,i	COMM Mortgage Trust		3.712	10/10/29	4,850,700
		Series - 2017 PANW (Class C)
2,815,000	g	COMM Mortgage Trust		4.353	08/10/30	2,914,707
		Series - 2013 300P (Class A1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.341	01/25/29	3,394,790
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.541	01/25/29	2,506,014
		Series - 2016 C05 (Class 2M2)
224,815	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.041	10/25/29	226,078
		Series - 2017 C03 (Class 1M1)
2,829,789	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.941	11/25/29	2,838,255
		Series - 2017 C04 (Class 2M1)
2,028,464	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.691	07/25/30	2,025,758
		Series - 2018 C01 (Class 1M1)
1,750,000	i	Connecticut Avenue Securities	LIBOR 1 M + 3.550%	5.641	07/25/30	1,717,157
		Series - 2018 C01 (Class 1B1)
6,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.965	08/25/30	5,978,149
		Series - 2018 C02 (Class 2M2)
2,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.000%	5.897	08/25/30	1,974,688
		Series - 2018 C02 (Class 2B1)
2,565,075	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.771	10/25/30	2,564,282
		Series - 2018 C03 (Class 1M1)
225,000	†,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.852	12/25/30	225,005
		Series - 2018 C04 (Class 2M1)
164,212	i	Countrywide Home Loan Mortgage Pass Through Trust		3.524	11/20/34	167,600
		Series - 2004 HYB6 (Class A2)
5,000,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	4,880,063
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.854	11/10/32	4,957,661
		Series - 2017 CALI (Class B)
10,000,000	g,i	CSMC Trust		3.904	11/10/32	9,828,202
		Series - 2017 CALI (Class C)
10,000,000	i	Federal National Mortgage Association (FNMA)		3.325	06/25/28	9,915,909
		Series - 2018 M8 (Class A2)
1,734,599	g,i	Flagstar Mortgage Trust		4.000	05/25/48	1,729,413
		Series - 2018 3INV (Class A3)
3,870,519	i	GE Capital Commercial Mortgage Corp		5.935	11/10/45	3,933,298
		Series - 2005 C4 (Class AJ)
5,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	5,022,106
		Series - 2014 GRCE (Class A)
261

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,500,000	g,i	GS Mortgage Securities Trust		5.355%	12/10/43	$3,561,582
		Series - 2010 C2 (Class D)
2,500,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	2,344,299
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,637,670
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,346,715
		Series - 2016 10HY (Class B)
28,845	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.751	03/25/35	27,664
		Series - 2004 11 (Class 2A1)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.137	01/15/46	1,502,820
		Series - 2013 C13 (Class D)
2,376,041	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.251	06/25/37	2,333,984
		Series - 2007 CH5 (Class A1)
96,275	g,h,i	JP Morgan Mortgage Trust		3.500	05/25/45	93,688
		Series - 2015 C3 (Class A19)
459,316	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	446,971
		Series - 2015 C6 (Class A13)
196,144	g,h,i	JP Morgan Mortgage Trust		3.500	05/25/46	190,750
		Series - 2016 C1 (Class A13)
200,560	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	198,162
		Series - 2017 1 (Class A3)
119,373	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	116,829
		Series - 2017 2 (Class A13)
508,441	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	498,590
		Series - 2017 2 (Class A3)
2,148,000	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	2,122,157
		Series - 2018 6 (Class 1A3)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.483	02/15/48	973,372
		Series - 2015 C27 (Class C)
818,891	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	824,718
		Series - 2007 6 (Class AM)
5,000,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.900	11/15/46	5,218,663
		Series - 2013 C13 (Class B)
1,965,536	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	1,976,090
		Series - 2014 C19 (Class LNC3)
5,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	5,016,755
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust		3.560	07/13/29	1,083,035
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	4,956,507
		Series - 2013 WLSR (Class A)
712,927	i	Morgan Stanley Capital I Trust		6.285	06/11/49	720,292
		Series - 2007 IQ15 (Class AJ)
1,692,504	i	Morgan Stanley Capital I Trust		6.376	12/12/49	1,282,066
		Series - 2007 IQ16 (Class AJFX)
2,500,000	g,i	MSDB Trust		3.427	07/11/39	2,404,236
		Series - 2017 712F (Class A)
2,750,000	g,i	MSDB Trust		3.568	07/11/39	2,633,379
		Series - 2017 712F (Class B)
3,000,000	g	OBP Depositor LLC Trust		4.646	07/15/45	3,074,315
		Series - 2010 OBP (Class A)
748,578	g,i	Sequoia Mortgage Trust		3.500	11/25/46	743,560
		Series - 2016 3 (Class A10)
262

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,758,125	g,i	Sequoia Mortgage Trust		3.500%	04/25/47	$1,751,000
		Series - 2017 3 (Class A4)
4,340,165	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,255,141
		Series - 2017 5 (Class A5)
2,912,961	g,i	Sequoia Mortgage Trust		3.500	05/25/48	2,882,736
		Series - 2018 5 (Class A4)
360,753	g,i	Sequoia Mortgage Trust		4.000	06/25/48	361,922
		Series - 2018 CH2 (Class A21)
400,000	g,i	Sequoia Mortgage Trust		4.000	07/25/48	402,734
		Series 2018 - 6 (Class A4)
176,137	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	03/25/25	176,914
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.891	03/25/25	267,843
		Series - 2015 HQ1 (Class M3)
2,422,750	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	10/25/28	2,451,778
		Series - 2016 DNA2 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	3.441	03/25/29	1,775,982
		Series - 2016 HQA3 (Class M2)
20,157	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	07/25/29	20,315
		Series - 2017 DNA1 (Class M1)
596,177	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	597,290
		Series - 2017 HQA2 (Class M1)
8,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.800%	3.891	07/25/30	7,867,311
		Series - 2018 DNA1 (Class M2)
3,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.150%	5.241	07/25/30	2,869,004
		Series - 2018 DNA1 (Class B1)
400,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	400,143
		Series - 2018 SPI2 (Class M1)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	1,017,530
		Series - 2007 C34 (Class B)
472,768	i	Wachovia Bank Commercial Mortgage Trust		6.309	05/15/46	480,735
		Series - 2007 C34 (Class AJ)
2,153,000	i	Wachovia Bank Commercial Mortgage Trust		6.384	05/15/46	2,199,376
		Series - 2007 C34 (Class C)
1,165,640	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	1,170,001
		Series - 2007 C31 (Class AJ)
142,477	i	Wachovia Bank Commercial Mortgage Trust		6.057	06/15/49	143,902
		Series - 2007 C32 (Class AJ)
19,956	i	Wachovia Bank Commercial Mortgage Trust		6.209	02/15/51	20,465
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED				185,719,832

		TOTAL STRUCTURED ASSETS				321,817,605
		(Cost $326,399,720)

		TOTAL BONDS				2,259,406,764
		(Cost $2,290,988,848)

263

TIAA-CREF FUNDS - Social Choice Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	*	M&T Bank Corp			$255,375
		TOTAL BANKS			255,375
		TOTAL PREFERRED STOCKS			255,375
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.0%

TREASURY DEBT - 2.0%
$46,450,000		United States Treasury Bill	1.789%	08/16/18	46,344,254
		TOTAL TREASURY DEBT			46,344,254

		TOTAL SHORT-TERM INVESTMENTS			46,344,254
		(Cost $46,344,055)

		TOTAL INVESTMENTS - 100.3%			2,331,365,562
		(Cost $2,363,088,328)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(7,744,250)
		NET ASSETS - 100.0%			$2,323,621,312

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2018, the aggregate value of these securities was $479,397,659 or 20.6% of net assets.
h	All or portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
264

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 98.8%

ALABAMA - 1.4%
$975,000		County of Jefferson AL	5.000%	09/15/22	$1,083,088
2,395,000		University of South Alabama	5.000	11/01/31	2,755,088
		TOTAL ALABAMA			3,838,176

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	559,635
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	2,948,844
		TOTAL ALASKA			3,508,479

ARIZONA - 0.3%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	229,956
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	232,042
190,000		Pinal County Electric District No 3	5.000	07/01/33	216,399
		TOTAL ARIZONA			678,397

CALIFORNIA - 6.7%
715,000	g	California School Finance Authority	5.000	08/01/25	797,354
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,314,780
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,923,338
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	814,541
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	529,461
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	654,946
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	484,479
1,000,000		Port of Oakland	5.000	11/01/21	1,093,390
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	877,928
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	931,240
500,000		Santee CDC Successor Agency	5.000	08/01/27	592,515
1,000,000		State of California	5.000	09/01/24	1,169,270
3,000,000		State of California	5.000	09/01/24	3,507,810
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	1,883,599
		TOTAL CALIFORNIA			17,574,651

COLORADO - 2.6%
1,500,000		City & County of Denver CO Airport System Revenue	5.000	11/15/30	1,723,515
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,252,643
250,000		Colorado Health Facilities Authority	5.000	12/01/41	279,557
1,000,000		Denver Urban Renewal Authority	5.000	12/01/24	1,154,910
470,000		Eagle County Airport Terminal Corp	4.000	05/01/24	503,516
265

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$580,000		Park Creek Metropolitan District	5.000%	12/01/23	$651,700
		TOTAL COLORADO			6,565,841

CONNECTICUT - 2.4%
1,250,000		City of New Haven CT	5.000	08/15/24	1,393,900
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,556,478
495,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/27	575,502
350,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/32	400,666
350,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/33	399,196
2,000,000		University of Connecticut	5.000	03/15/28	2,235,200
		TOTAL CONNECTICUT			6,560,942

DISTRICT OF COLUMBIA - 0.4%
955,000		District of Columbia	5.000	04/01/27	1,125,840
		TOTAL DISTRICT OF COLUMBIA			1,125,840

FLORIDA - 3.8%
250,000		County of Broward FL Airport System Revenue	5.000	10/01/27	292,295
250,000		County of Broward FL Airport System Revenue	5.000	10/01/28	290,752
1,000,000		County of Orange FL	5.000	10/01/21	1,096,730
1,100,000		Greater Orlando Aviation Authority	5.000	10/01/26	1,272,634
1,225,000		JEA Electric System Revenue	5.000	10/01/21	1,340,664
210,000		Miami-Dade County Educational Facilities Authority	5.000	04/01/28	246,414
1,375,000		Miami-Dade County Expressway Authority	5.000	07/01/31	1,576,548
2,180,000		Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,499,021
500,000		School District of Broward County	5.000	07/01/31	572,525
130,000		Volusia County Educational Facility Authority	5.000	10/15/23	146,949
105,000		Volusia County Educational Facility Authority	5.000	10/15/24	120,238
75,000		Volusia County Educational Facility Authority	5.000	10/15/25	86,763
540,000		Volusia County Educational Facility Authority	5.000	10/15/32	620,314
		TOTAL FLORIDA			10,161,847

GEORGIA - 2.2%
1,000,000		City of Atlanta Department of Aviation	5.000	01/01/24	1,142,490
1,000,000		Dahlonega Downtown Development Authority	4.000	07/01/37	1,038,300
1,250,000		Dahlonega Downtown Development Authority	4.000	07/01/38	1,296,887
1,000,000		Dahlonega Downtown Development Authority	5.000	07/01/39	1,135,540
250,000		Georgia Municipal Association, Inc	5.000	12/01/30	290,725
1,000,000		Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,096,200
		TOTAL GEORGIA			6,000,142

GUAM - 0.2%
200,000	h	Port Authority of Guam	5.000	07/01/29	224,890
266

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000	h	Port Authority of Guam	5.000%	07/01/30	$223,284
		TOTAL GUAM			448,174

HAWAII - 0.4%
1,000,000		State of Hawaii Airports System Revenue	5.000	07/01/41	1,110,020
		TOTAL HAWAII			1,110,020

ILLINOIS - 14.7%
1,500,000		Chicago Board of Education	5.000	12/01/26	1,564,785
1,500,000		Chicago Board of Education	5.000	12/01/27	1,566,330
2,000,000		Chicago Midway International Airport	5.000	01/01/26	2,269,560
400,000		Chicago O’Hare International Airport	5.000	01/01/22	436,064
750,000		Chicago O’Hare International Airport	5.000	01/01/25	852,607
300,000		Chicago O’Hare International Airport	5.000	01/01/28	342,282
1,000,000		Chicago O’Hare International Airport	5.000	01/01/32	1,099,260
400,000		Chicago Park District	5.000	01/01/23	439,580
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,111,900
2,085,000		Chicago State University	5.500	12/01/23	2,271,816
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,330,691
1,000,000		Chicago Transit Authority	5.000	06/01/25	1,123,970
1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,058,490
1,500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,633,665
500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	544,555
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,100,290
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,122,240
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,130,480
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,600,185
650,000		City of Chicago IL, GO	5.500	01/01/37	691,515
500,000		City of Chicago IL, GO	5.500	01/01/42	529,620
500,000		Cook County School District No 25 Arlington Heights	5.000	12/15/23	566,035
1,750,000		County of Cook IL	5.000	11/15/31	1,964,533
2,000,000	g	County of Peoria IL	1.710	12/15/18	2,000,000
400,000		Illinois Finance Authority	5.000	05/01/21	427,804
500,000		Illinois Finance Authority	5.000	11/01/21	540,655
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,296,960
1,500,000		Sales Tax Securitization Corp	5.000	01/01/30	1,719,570
695,000		State of Illinois	5.000	06/15/24	775,835
2,000,000		State of Illinois	5.000	06/01/28	2,110,820
1,500,000		State of Illinois, GO	5.000	06/15/19	1,542,120
405,000		State of Illinois, GO	6.250	12/15/20	419,495
		TOTAL ILLINOIS			38,183,712

INDIANA - 0.8%
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,101,951
		TOTAL INDIANA			2,101,951
267

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
IOWA - 0.2%
$475,000		Iowa Higher Education Loan Authority	5.000%	10/01/27	$545,390
		TOTAL IOWA			545,390

KANSAS - 0.4%
1,000,000		Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,112,410
		TOTAL KANSAS			1,112,410

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,342,880
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,383,212
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,382,263
		TOTAL KENTUCKY			5,108,355

LOUISIANA - 1.2%
750,000		Louisiana Local Government Environmental Facilities & Community Development Auth	5.000	10/01/27	869,625
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,106,220
1,000,000		State of Louisiana	5.000	08/01/26	1,169,860
		TOTAL LOUISIANA			3,145,705

MAINE - 0.3%
750,000	g	Finance Authority of Maine	5.375	12/15/33	779,805
		TOTAL MAINE			779,805

MARYLAND - 0.6%
1,400,000		Maryland Economic Development Corp	5.000	03/31/36	1,547,042
		TOTAL MARYLAND			1,547,042

MASSACHUSETTS - 0.9%
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,084,772
625,000		Massachusetts Development Finance Agency	5.000	07/01/21	676,200
500,000		Massachusetts Development Finance Agency	5.000	12/01/29	580,695
		TOTAL MASSACHUSETTS			2,341,667

MICHIGAN - 6.3%
275,000		Lansing Community College	5.000	05/01/32	302,792
915,000		Lansing Community College	5.000	05/01/32	1,016,355
3,000,000		Michigan Finance Authority	5.000	04/01/21	3,200,910
1,500,000		Michigan Finance Authority	5.000	07/01/22	1,654,935
2,000,000		Michigan Finance Authority	5.000	04/01/25	2,243,800
2,000,000		Michigan Finance Authority	5.000	11/15/28	2,298,740
1,100,000		Michigan Finance Authority	5.000	07/01/35	1,205,160
1,650,000		Michigan Finance Authority	5.000	07/01/44	1,789,524
268

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Michigan Finance Authority, GO	5.000%	05/01/20	$1,054,480
1,000,000		Michigan Finance Authority, GO	5.000	10/01/22	1,125,810
500,000		Michigan State Building Authority	5.000	04/15/22	553,415
		TOTAL MICHIGAN			16,445,921

MINNESOTA - 0.8%
500,000		Northern Municipal Power Agency	5.000	01/01/26	578,655
500,000		Northern Municipal Power Agency	5.000	01/01/28	570,635
1,000,000		Western Minnesota Municipal Power Agency	5.000	01/01/22	1,101,120
		TOTAL MINNESOTA			2,250,410

MISSISSIPPI - 2.7%
750,000		Mississippi Development Bank	5.000	04/01/23	838,710
1,500,000		Mississippi Development Bank	5.000	03/01/24	1,684,965
750,000		Mississippi Development Bank	5.000	04/01/24	850,155
1,250,000		Mississippi Development Bank	5.000	03/01/25	1,416,013
1,045,000		Mississippi Development Bank	5.000	03/01/26	1,193,975
1,000,000		Mississippi Development Bank	5.000	03/01/35	1,116,360
		TOTAL MISSISSIPPI			7,100,178

MISSOURI - 3.4%
1,225,000		City of Kansas City MO	5.000	10/01/26	1,412,694
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/24	1,144,850
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/25	1,157,190
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/26	1,154,990
1,500,000	g	Kansas City Land Clearance Redevelopment Authority	5.000	02/01/40	1,560,810
450,000		St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	464,045
1,745,000		St. Louis Municipal Finance Corp	5.000	02/15/26	1,988,654
		TOTAL MISSOURI			8,883,233

NEBRASKA - 0.8%
300,000		Omaha Airport Authority	5.000	12/15/21	328,596
250,000		Omaha Airport Authority	5.000	12/15/22	278,955
350,000		Omaha Airport Authority	5.000	12/15/23	396,032
1,050,000		Public Power Generation Agency	5.000	01/01/22	1,148,364
		TOTAL NEBRASKA			2,151,947

NEVADA - 0.4%
1,000,000		Las Vegas Redevelopment Agency	5.000	06/15/26	1,148,130
		TOTAL NEVADA			1,148,130

NEW JERSEY - 2.0%
250,000		New Jersey Economic Development Authority	5.000	06/15/19	256,972
250,000		New Jersey Economic Development Authority	5.000	06/15/20	261,723
1,000,000		New Jersey Economic Development Authority	4.000	07/01/22	1,038,530
269

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	New Jersey Economic Development Authority	5.000%	06/15/27	$1,103,070
1,000,000	New Jersey Educational Facilities Authority	5.000	07/01/27	1,161,270
1,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	1,049,620
500,000	South Jersey Port Corp	5.000	01/01/48	543,295
	TOTAL NEW JERSEY			5,414,480

NEW YORK - 5.6%
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/25	1,138,870
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/26	1,147,970
1,000,000	County of Nassau NY	5.000	10/01/26	1,165,730
1,235,000	Metropolitan Transportation Authority	5.000	11/15/38	1,363,638
375,000	New York Transportation Development Corp	5.000	07/01/30	412,196
1,000,000	New York Transportation Development Corp	5.000	08/01/31	1,049,040
715,000	New York Transportation Development Corp	5.000	01/01/36	797,940
1,660,000	Town of Oyster Bay NY	2.000	02/15/19	1,659,884
2,000,000	Town of Oyster Bay NY	4.000	02/15/20	2,055,540
1,385,000	Troy Capital Resource Corp	5.000	08/01/24	1,579,925
1,230,000	Westchester County Local Development Corp	5.000	11/01/24	1,390,441
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,140,530
	TOTAL NEW YORK	’		14,901,704

NORTH CAROLINA - 2.1%
150,000	City of Charlotte NC Airport Revenue	5.000	07/01/22	165,916
160,000	City of Charlotte NC Airport Revenue	5.000	07/01/23	180,112
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/24	114,196
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/25	115,466
1,355,000	County of Duplin NC	5.000	04/01/27	1,562,220
900,000	North Carolina Medical Care Commission	5.000	10/01/18	906,066
240,000	North Carolina Medical Care Commission	4.000	10/01/19	245,030
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,111,540
200,000	North Carolina Turnpike Authority	5.000	01/01/22	218,032
	TOTAL NORTH CAROLINA			5,618,578

NORTH DAKOTA - 0.4%
1,000,000	North Dakota Housing Finance Agency	2.400	01/01/26	967,190
	TOTAL NORTH DAKOTA			967,190

OHIO - 2.0%
1,200,000	City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,351,812
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,028,350
1,660,000	State of Ohio, GO	5.000	01/15/21	1,782,840
1,000,000	State of Ohio, GO	5.000	08/01/21	1,092,550
	TOTAL OHIO			5,255,552

OKLAHOMA - 0.9%
750,000	Oklahoma Development Finance Authority	5.000	08/15/28	852,660
270

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Oklahoma Development Finance Authority	5.250%	08/15/48	$1,685,235
		TOTAL OKLAHOMA			2,537,895

OREGON - 2.8%
3,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	2,941,170
1,000,000		Oregon State Business Development Commission	11.500	04/01/31	1,093,840
1,000,000		Port of Portland OR	5.000	07/01/21	1,083,440
1,000,000		Port of Portland OR	5.000	07/01/22	1,106,510
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,178,970
		TOTAL OREGON			7,403,930

PENNSYLVANIA - 6.3%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,252,768
480,000		Borough of Columbia PA	4.000	06/15/38	498,475
3,750,000	g	City of Chester PA	5.000	11/01/18	3,747,638
250,000		Coatesville School District	4.000	08/01/20	259,500
500,000		Coatesville School District	5.000	08/01/21	540,350
740,000		Coatesville School District	5.000	08/01/25	845,894
2,000,000		Commonwealth of Pennsylvania	5.000	09/15/23	2,245,440
300,000		Commonwealth of Pennsylvania	5.000	07/01/24	337,422
350,000		County of Luzerne PA	5.000	12/15/22	388,343
2,000,000		Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,255,240
2,500,000		Pennsylvania State University	5.000	03/01/40	2,620,200
1,155,000		State Public School Building Authority	5.000	05/01/25	1,325,016
		TOTAL PENNSYLVANIA			16,316,286

RHODE ISLAND - 3.2%
825,000		Rhode Island Commerce Corp	5.000	06/15/27	967,082
810,000		Rhode Island Health & Educational Building Corp	4.000	05/15/20	836,657
815,000		Rhode Island Health & Educational Building Corp	5.000	05/15/21	872,172
2,000,000		Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,188,660
1,420,000		Rhode Island Health & Educational Building Corp	5.000	05/15/22	1,547,829
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,184,460
		TOTAL RHODE ISLAND			8,596,860

SOUTH CAROLINA - 0.1%
250,000		Piedmont Municipal Power Agency	5.000	01/01/24	283,685
		TOTAL SOUTH CAROLINA			283,685

SOUTH DAKOTA - 0.8%
390,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/22	435,517
415,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/23	470,871
500,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/24	574,300
465,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/25	539,679
		TOTAL SOUTH DAKOTA			2,020,367
271

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TENNESSEE - 0.1%
$350,000		Knox County Health Educational & Housing Facility Board	5.000%	04/01/20	$365,873
		TOTAL TENNESSEE			365,873

TEXAS - 6.2%
800,000		Austin Convention Enterprises, Inc	5.000	01/01/22	874,384
400,000		City of Austin TX Airport System Revenue	5.000	11/15/27	467,496
900,000		City of Austin TX Airport System Revenue	5.000	11/15/39	985,014
1,970,000		City of Houston TX	5.000	03/01/32	2,284,767
1,500,000		City of Lubbock TX	5.000	02/15/25	1,737,255
500,000		County of Galveston TX	4.000	02/01/38	522,905
550,000		Dallas County Utility & Reclamation District	5.000	02/15/26	638,599
425,000		Harris County Cultural Education Facilities Finance Corp	5.000	11/15/22	475,592
1,105,000		Love Field Airport Modernization Corp	5.250	11/01/40	1,175,842
1,000,000		North Texas Tollway Authority	2.000	01/01/23	990,640
665,000		Southlake Community Enhancement & Development Corp	5.000	02/15/23	743,822
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	457,707
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,553,370
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,670,794
1,000,000		University of North Texas	5.000	04/15/27	1,189,070
		TOTAL TEXAS			15,767,257

UTAH - 0.4%
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/22	1,104,490
		TOTAL UTAH			1,104,490

VIRGIN ISLANDS - 4.1%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,161,080
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,624,525
6,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	5,985,900
		TOTAL VIRGIN ISLANDS			10,771,505

VIRGINIA - 0.4%
1,000,000		Virginia Small Business Financing Authority	5.000	07/01/34	1,062,120
		TOTAL VIRGINIA			1,062,120

WASHINGTON - 3.6%
2,705,000		Central Puget Sound Regional Transit Authority	5.250	02/01/21	2,871,980
1,955,000		Energy Northwest	5.000	07/01/23	2,191,926
3,000,000		State of Washington, GO	5.250	02/01/22	3,342,690
1,000,000	g	Tender Option Bond Trust Receipts	1.860	02/01/19	1,000,000
		TOTAL WASHINGTON			9,406,596
272

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
WEST VIRGINIA - 0.5%
$1,000,000	West Virginia Higher Education Policy Commission	5.000%	07/01/27	$1,178,210
	TOTAL WEST VIRGINIA			1,178,210

WISCONSIN - 0.2%
500,000	Public Finance Authority	5.000	09/30/49	549,225
	TOTAL WISCONSIN			549,225

	TOTAL LONG-TERM MUNICIPAL BONDS			259,940,168
	(Cost $261,385,030)

	TOTAL INVESTMENTS - 98.8%			259,940,168
	(Cost $261,385,030)
	OTHER ASSETS & LIABILITIES, NET - 1.2%			3,140,852
	NET ASSETS - 100.0%			$263,081,020

	Abbreviation(s):
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2018, the aggregate value of these securities was $23,598,282 or 9.0% of net assets.
h	All or portion of these securities were purchased on a delayed delivery basis.
273

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 102.4%

GOVERNMENT AGENCY DEBT - 65.9%
$3,210,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	07/16/18	$3,207,619
2,000,000	FAMC	0.010	09/10/18	1,992,348
5,000,000	FAMC	0.010	09/28/18	4,976,143
400,000	FAMC	0.010	10/02/18	397,892
2,025,000	Federal Farm Credit Bank (FFCB)	0.010	07/02/18	2,024,902
2,000,000	FFCB	0.010	07/03/18	1,999,809
3,600,000	FFCB	0.010	07/05/18	3,599,304
2,000,000	FFCB	0.010	07/09/18	1,999,218
7,110,000	FFCB	0.010	07/10/18	7,106,907
3,000,000	FFCB	0.010	07/11/18	2,998,567
9,500,000	FFCB	0.010	07/13/18	9,494,565
7,500,000	FFCB	0.010	07/17/18	7,494,300
2,000,000	FFCB	0.010	07/18/18	1,998,347
3,850,000	FFCB	0.010	07/20/18	3,846,464
5,290,000	FFCB	0.010	07/25/18	5,283,969
7,150,000	FFCB	0.010	07/30/18	7,139,906
3,000,000	FFCB	0.010	07/31/18	2,995,433
4,480,000	FFCB	0.010	08/02/18	4,472,752
1,200,000	FFCB	0.010	08/13/18	1,197,291
8,000,000	FFCB	0.010	08/14/18	7,981,911
5,000,000	FFCB	0.010	09/04/18	4,982,667
800,000	FFCB	0.010	09/06/18	797,618
5,000,000	FFCB	0.010	09/07/18	4,982,056
8,950,000	FFCB	0.010	09/10/18	8,916,305
2,000,000	FFCB	0.010	09/12/18	1,992,335
8,000,000	FFCB	0.010	09/18/18	7,966,644
1,000,000	FFCB	0.010	09/20/18	995,702
7,895,000	FFCB	0.010	09/21/18	7,860,473
3,000,000	FFCB	0.010	09/24/18	2,986,471
2,000,000	FFCB	0.010	09/25/18	1,990,779
2,000,000	FFCB	0.010	09/26/18	1,990,720
2,500,000	FFCB	0.010	10/01/18	2,487,478
2,600,000	FFCB	0.010	10/04/18	2,586,689
7,500,000	FFCB	0.010	10/05/18	7,460,800
5,000,000	FFCB	0.010	10/10/18	4,972,646
2,400,000	FFCB	0.010	10/26/18	2,384,478
5,000,000	FFCB	0.010	11/01/18	4,966,346
300,000	FFCB	0.010	11/02/18	297,933
4,500,000	FFCB	0.010	11/21/18	4,463,178
25,395,000	Federal Home Loan Bank (FHLB)	0.010	07/02/18	25,393,822
1,750,000	FHLB	0.010	07/03/18	1,749,827
6,000,000	FHLB	0.010	07/06/18	5,998,567
4,445,000	FHLB	0.010	07/12/18	4,442,501
5,600,000	FHLB	0.010	07/13/18	5,596,743
8,657,000	FHLB	0.010	07/18/18	8,649,470

274

TIAA-CREF FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$10,413,000	FHLB	0.010%	07/20/18	$10,403,040
5,451,000	FHLB	0.010	07/24/18	5,444,407
5,350,000	FHLB	0.010	07/25/18	5,343,352
2,060,000	FHLB	0.010	07/26/18	2,057,339
14,426,000	FHLB	0.010	07/27/18	14,406,601
2,000,000	FHLB	0.010	07/31/18	1,996,867
12,043,000	FHLB	0.010	08/01/18	12,023,753
12,000,000	FHLB	0.010	08/03/18	11,979,604
5,965,000	FHLB	0.010	08/06/18	5,953,876
8,880,000	FHLB	0.010	08/08/18	8,862,278
4,280,000	FHLB	0.010	08/10/18	4,271,029
8,000,000	FHLB	0.010	08/13/18	7,982,095
3,300,000	FHLB	0.010	08/14/18	3,292,321
9,800,000	FHLB	0.000	08/15/18	9,776,840
5,600,000	FHLB	0.010	08/17/18	5,586,097
2,000,000	FHLB	0.010	08/20/18	1,994,722
2,000,000	FHLB	0.010	08/22/18	1,994,453
2,330,000	FHLB	0.010	08/24/18	2,323,433
7,000,000	FHLB	0.010	08/27/18	6,978,942
2,850,000	FHLB	0.010	08/28/18	2,841,276
5,800,000	FHLB	0.010	08/29/18	5,781,903
6,500,000	FHLB	0.010	08/30/18	6,479,283
6,630,000	FHLB	0.010	08/31/18	6,608,317
4,265,000	FHLB	0.010	09/05/18	4,249,812
4,025,000	FHLB	0.010	09/07/18	4,010,365
6,000,000	FHLB	0.010	09/10/18	5,977,517
992,000	FHLB	0.010	09/12/18	988,074
8,000,000	FHLB	0.010	09/14/18	7,967,833
2,000,000	FHLB	0.010	09/18/18	1,991,573
3,250,000	FHLB	0.010	09/26/18	3,234,842
2,827,000	FHLB	0.010	10/09/18	2,811,572
2,725,000	FHLB	0.010	10/19/18	2,708,472
750,000	FHLB	0.010	10/22/18	745,198
4,355,000	FHLB	0.010	10/26/18	4,326,459
1,000,000	FHLB	0.010	10/31/18	993,154
200,000	FHLB	0.010	11/07/18	198,495
300,000	FHLB	0.000	11/13/18	297,998
5,887,000	FHLB	0.010	11/30/18	5,835,969
2,000,000	FHLB	0.010	12/14/18	1,981,002
1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	07/03/18	1,499,852
4,000,000	FHLMC	0.010	07/06/18	3,999,046
9,950,000	FHLMC	0.010	07/09/18	9,946,207
4,000,000	FHLMC	0.010	07/10/18	3,998,275
2,500,000	FHLMC	0.010	07/11/18	2,498,715
3,515,000	FHLMC	0.010	07/16/18	3,512,447
6,125,000	FHLMC	0.010	07/18/18	6,120,209
11,330,000	FHLMC	0.010	07/23/18	11,317,374
3,990,000	FHLMC	0.010	07/30/18	3,984,192
3,980,000	FHLMC	0.010	08/07/18	3,972,535
10,240,000	FHLMC	0.000	08/20/18	10,213,179
5,925,000	FHLMC	0.010	08/21/18	5,909,220
1,115,000	FHLMC	0.010	08/23/18	1,112,193
5,000,000	FHLMC	0.010	08/24/18	4,985,930
5,500,000	FHLMC	0.010	09/04/18	5,481,150
275

TIAA-CREF FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$5,000,000	FHLMC	0.010%	09/05/18	$4,982,583
697,000	FHLMC	0.010	09/06/18	694,484
16,250,000	FHLMC	0.010	09/10/18	16,190,464
5,550,000	FHLMC	0.010	09/11/18	5,529,429
4,000,000	FHLMC	0.010	09/12/18	3,984,670
12,630,000	FHLMC	0.010	09/19/18	12,576,673
3,000,000	FHLMC	0.010	09/24/18	2,986,683
1,695,000	FHLMC	0.010	10/03/18	1,686,635
5,000,000	Federal National Mortgage Association (FNMA)	0.010	07/02/18	4,999,766
4,300,000	FNMA	0.010	07/03/18	4,299,588
5,000,000	FNMA	0.010	07/11/18	4,997,472
5,620,000	FNMA	0.010	07/16/18	5,615,949
4,000,000	FNMA	0.010	07/17/18	3,996,889
4,140,000	FNMA	0.010	07/18/18	4,136,481
3,060,000	FNMA	0.010	07/23/18	3,056,761
11,250,000	FNMA	0.010	07/24/18	11,237,216
3,225,000	FNMA	0.010	07/25/18	3,221,123
2,000,000	FNMA	0.010	07/30/18	1,997,019
2,000,000	FNMA	0.010	08/01/18	1,996,831
7,000,000	FNMA	0.010	08/06/18	6,986,980
8,000,000	FNMA	0.010	08/07/18	7,984,830
1,395,000	FNMA	0.010	08/09/18	1,392,219
4,230,000	FNMA	0.010	08/10/18	4,221,305
4,760,000	FNMA	0.010	08/13/18	4,749,595
1,950,000	FNMA	0.010	08/15/18	1,945,369
7,350,000	FNMA	0.010	08/17/18	7,332,400
5,000,000	FNMA	0.010	08/21/18	4,986,910
10,100,000	FNMA	0.010	08/22/18	10,072,281
5,000,000	FNMA	0.010	08/24/18	4,986,050
1,500,000	FNMA	0.010	08/27/18	1,495,583
9,990,000	FNMA	0.010	08/28/18	9,959,830
5,769,000	FNMA	0.010	08/29/18	5,751,159
3,540,000	FNMA	0.010	09/05/18	3,527,994
4,412,000	FNMA	0.010	09/12/18	4,394,688
4,375,000	FNMA	0.010	09/26/18	4,354,964
	TOTAL GOVERNMENT AGENCY DEBT			662,699,455

TREASURY DEBT - 20.6%
10,725,000	United States Treasury Bill	0.010	07/05/18	10,722,932
11,415,000	United States Treasury Bill	0.010	07/12/18	11,409,001
8,000,000	United States Treasury Bill	0.010	07/19/18	7,993,853
12,490,000	United States Treasury Bill	0.010	07/26/18	12,474,475
6,660,000	United States Treasury Bill	0.010	08/02/18	6,649,716
12,000,000	United States Treasury Bill	0.010	08/09/18	11,976,668
14,830,000	United States Treasury Bill	0.010	08/16/18	14,797,291
12,000,000	United States Treasury Bill	0.010	08/23/18	11,966,923
5,585,000	United States Treasury Bill	0.010	08/30/18	5,567,626
11,400,000	United States Treasury Bill	0.010	09/06/18	11,359,762
11,685,000	United States Treasury Bill	0.010	09/13/18	11,645,023
9,000,000	United States Treasury Bill	0.010	09/20/18	8,961,948
10,265,000	United States Treasury Bill	0.010	09/27/18	10,217,208
10,000,000	United States Treasury Bill	0.010	10/04/18	9,949,610
15,000,000	United States Treasury Bill	0.010	10/11/18	14,929,994
276

TIAA-CREF FUNDS - Money Market Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,500,000		United States Treasury Bill		0.010%	10/18/18	$3,479,609
2,000,000		United States Treasury Bill		0.010	11/01/18	1,986,419
14,000,000		United States Treasury Bill		0.010	11/08/18	13,916,829
2,000,000		United States Treasury Bill		0.010	11/15/18	1,984,618
670,000		United States Treasury Bill		0.010	11/23/18	664,631
5,000,000		United States Treasury Bill		0.010	11/29/18	4,957,372
2,000,000		United States Treasury Bill		0.010	12/13/18	1,981,286
6,750,000		United States Treasury Note		0.750	07/31/18	6,745,300
2,000,000		United States Treasury Note		1.000	08/15/18	1,997,919
5,875,000		United States Treasury Note		0.750	08/31/18	5,863,248
1,700,000		United States Treasury Note		0.875	10/15/18	1,694,491
1,000,000		United States Treasury Note		1.250	12/15/18	997,453
		TOTAL TREASURY DEBT				206,891,205

VARIABLE RATE SECURITIES - 15.9%
5,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 1 M - 0.120%	1.970	08/03/18	5,000,000
4,500,000	i	FAMC	LIBOR 1 M - 0.100%	1.992	11/01/18	4,500,000
4,500,000	i	FAMC	LIBOR 1 M - 0.120%	1.965	11/19/18	4,500,000
4,700,000	i	FAMC	EFFR + 0.100%	2.010	11/30/18	4,700,000
5,000,000	i	FAMC	EFFR + 0.120%	2.030	12/28/18	5,000,000
3,700,000	i	FAMC	LIBOR 1 M - 0.075%	2.025	02/04/19	3,700,000
4,500,000	i	FAMC	LIBOR 1 M - 0.105%	1.989	03/01/19	4,500,000
3,000,000	i	FAMC	EFFR + 0.010%	1.920	04/01/19	3,000,000
4,000,000	i	FAMC	LIBOR 1 M - 0.050%	2.042	07/01/19	4,000,000
4,500,000	i	FAMC	EFFR + 0.150%	2.060	09/27/19	4,500,000
5,000,000	i	Federal Farm Credit Bank (FFCB)	LIBOR 1 M - 0.100%	1.997	08/08/18	5,000,005
4,700,000	i	FFCB	FRED - 2.850%	2.150	08/10/18	4,700,104
3,000,000	i	FFCB	LIBOR 1 M + 0.030%	2.133	08/27/18	2,999,975
4,500,000	i	FFCB	LIBOR 1 M - 0.050%	2.035	09/17/18	4,499,903
2,000,000	i	FFCB	LIBOR 3 M - 0.150%	2.205	11/14/18	1,999,943
2,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.005	12/05/18	2,000,475
4,500,000	i	FFCB	FRED - 3.020%	1.980	01/14/19	4,502,676
4,500,000	i	FFCB	LIBOR 3 M - 0.160%	2.188	01/15/19	4,500,000
4,500,000	i	FFCB	LIBOR 1 M - 0.110%	1.981	01/25/19	4,500,127
4,000,000	i	FFCB	FRED - 3.020%	1.980	03/27/19	4,003,263
4,500,000	i	FFCB	LIBOR 1 M - 0.145%	1.949	03/29/19	4,499,832
5,000,000	i	FFCB	LIBOR 1 M - 0.125%	1.972	06/07/19	5,000,000
4,750,000	i	FFCB	FRED - 3.080%	1.920	06/27/19	4,750,470
5,000,000	i	FFCB	FRED - 3.080%	1.920	08/16/19	4,999,443
3,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.005	10/18/19	3,000,000
4,750,000	i	FFCB	FRED - 3.065%	1.935	12/26/19	4,747,164
5,000,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.010	01/27/20	5,000,000
3,000,000	i	FFCB	FRED - 2.870%	2.130	05/29/20	3,000,000
7,000,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.200%	2.155	01/18/19	7,000,109
5,000,000	i	FHLB	LIBOR 1 M - 0.040%	2.044	02/22/19	5,001,801
4,600,000	i	FHLB	LIBOR 3 M - 0.235%	2.079	03/06/19	4,598,505
4,500,000	i	FHLB	LIBOR 1 M - 0.070%	1.997	07/12/19	4,499,957
4,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M - 0.160%	1.925	07/19/18	4,500,000
277

TIAA-CREF FUNDS - Money Market Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$9,750,000	i	FHLMC	LIBOR 1 M - 0.100%	1.997%	08/08/19	$9,750,000
7,500,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.170%	2.125	10/31/18	7,506,099
		TOTAL VARIABLE RATE SECURITIES				159,959,851

		TOTAL SHORT-TERM INVESTMENTS				1,029,550,511
		(Cost $1,029,550,511)

		TOTAL INVESTMENTS - 102.4%				1,029,550,511
		(Cost $1,029,550,511)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%				(24,332,150)
		NET ASSETS - 100.0%				$1,005,218,361

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
278

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended ("1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the Schedule of investments does not include all information and footnotes required by GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

279

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 of the fair value hierarchy.

Cross currency swap contracts: Cross currency swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Cross currency swaps are generally categorized as Level 2 of the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2018, the Social Choice Bond Fund had transfers from Level 3 to Level 2 as a result of various market related factors. Please refer to the Level 3 reconciliation below.

As of June 30, 2018, 100% of the value of investments in the Bond Index Fund, the Short-Term Bond Index Fund, the Tax-Exempt Bond Fund, and the Money Market Fund were valued based on Level 2 inputs.

280

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of June 30, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments*	$2,025,652,614	$—	$—	$2,025,652,614
Short-term investments	—	46,775,862	—	46,775,862
Total	$2,025,652,614	$46,775,862	$—	$2,072,428,476
Bond
Bank loan obligations	$—	$26,009,671	$627,407	$26,637,078
Corporate bonds	—	1,472,079,014	134,260	1,472,213,274
Government bonds	—	2,087,703,783	—	2,087,703,783
Structured assets	—	1,020,697,875	17,753,198	1,038,451,073
Common stocks	440,975	—	—	440,975
Short-term investments	—	59,215,645	—	59,215,645
Unfunded loan commitment**	—	1,428	—	1,428
Total	$440,975	$4,665,707,416	$18,514,865	$4,684,663,256
Bond Plus
Bank loan obligations	$—	$101,793,993	$3,511,515	$105,305,508
Corporate bonds	—	1,244,033,922	3,820,935	1,247,854,857
Government bonds	—	1,969,022,472	—	1,969,022,472
Structured assets	—	677,522,238	4,562,410	682,084,648
Common stocks	3,901,656	—	—	3,901,656
Rights/Warrants	—	322,438	112,292	434,730
Short-term investments	—	38,605,036	—	38,605,036
Cross currency swap contracts***	—	(89,388)	—	(89,388)
Credit default swap contracts***	—	217,107	—	217,107
Total	$3,901,656	$4,031,427,818	$12,007,152	$4,047,336,626
High-Yield
Bank loan obligations	$—	$270,817,403	$—	$270,817,403
Corporate bonds	—	3,477,025,872	41,623,209	3,518,649,081
Common stocks	115,714,568	—	—	115,714,568
Rights/Warrants	—	2,158,270	751,640	2,909,910
Short-term investments	—	83,183,801	—	83,183,801
Total	$115,714,568	$3,833,185,346	$42,374,849	$3,991,274,763
Inflation-Linked Bond
Government bonds	$—	$2,969,661,660	$—	$2,969,661,660
Short-term investments	—	12,000,000	—	12,000,000
Futures***	(147,112)	—	—	(147,112)
Total	$(147,112)	$2,981,661,660	$—	$2,981,514,548
Short-Term Bond
Bank loan obligations	$—	$40,985,240	$—	$40,985,240
Corporate bonds	—	446,555,867	—	446,555,867
Government bonds	—	774,337,324	—	774,337,324
Structured assets	—	491,976,823	2,360,047	494,336,870
Short-term investments	—	87,816,267	—	87,816,267
Futures***	(665,049)	—	—	(665,049)
Total	$(665,049)	$1,841,671,521	$2,360,047	$1,843,366,519
281

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Social Choice Bond
Bank loan obligations	$—	$23,734,128	$1,625,041	$25,359,169
Corporate bonds	—	832,367,028	—	832,367,028
Government bonds	—	1,076,514,000	28,708,131	1,105,222,131
Structured assets	—	302,742,950	19,074,655	321,817,605
Preferred stocks	255,375	—	—	255,375
Short-term investments	—	46,344,254	—	46,344,254
Total	$255,375	$2,281,702,360	$49,407,827	$2,331,365,562
*	For detailed categories, see the accompanying Schedules of investments.
**	Unfunded loan commitments are not reflected in the market value of Schedules of investments.
***	Derivative instruments are not reflected in the market value of Schedules of investments.

The following table is a reconciliation of the Social Choice Bond Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Social Choice Bond
Balance as of March 31, 2018	$46,189,911
Purchases	17,296,373
Sales	(1,027,926)
Gains (losses)	10,425
Change in unrealized appreciation (depreciation)	(124,754)
Transfers out of Level 3	(12,936,202)
Transfers into Level 3	—
Balance as of June 30, 2018	$49,407,827

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Social Choice Bond Fund as of June 30, 2018:

Fund	Fair value as of June 30, 2018	Valuation technique	Unobservable input	Range (weighted average)
Social Choice Bond
Bank loan obligations	$1,625,041	Market transaction	†
Government bonds	28,708,131	Broker quote	*
Structured assets	19,004,285	Broker quote	*
Structured assets	70,370	Market transaction	Discount	95.1% (95.1%)
Total	$49,407,827
*	Single source broker quote.
†	Market transaction refers to the most recent known market transaction.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of June 30, 2018 are disclosed in the schedules of investments.

282

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. The credit default swap contracts outstanding as of June 30, 2018 are disclosed in the schedules of investments.

Cross currency swap contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use cross currency swap contracts to gain or mitigate exposure to foreign exchange markets. A cross currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. Cross currency swaps are usually negotiated with commercial and investment banks. At the inception date of the contract the exchange of currencies takes place at the current spot rate. At maturity, the re-exchange may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Risks may arise upon entering into these contracts from the potential of default by counterparty and, depending on their terms, may be subject to foreign exchange risk. The cross currency swap contracts outstanding as of June 30, 2018 are disclosed in the schedules of investments.

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2018	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2018	Value at June 30, 2018
High-Yield Fund
Common stock
Energy
Gulfmark Offshore, Inc*	$7,686,798	$—	$—	$—	$1,192,779	$—	265,062	$8,879,577
Gulfmark Offshore, Inc*[m]	4,719,460	—	—	—	732,330	—	162,740	5,451,790
Total	$12,406,258	$—	$—	$—	$1,925,109	$—	427,802	$14,331,367
*	Non-income producing
m	Indicates a security that has been deemed illiquid.
283

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At June 30, 2018, the Bond Fund held unfunded loan commitments of $700,903.

Net unrealized appreciation (depreciation): At June 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	depreciation	(depreciation)
Real Estate Securities	$1,584,912,045	$501,321,221	$(13,804,790)	$487,516,431
Bond	4,789,930,800	7,351,594	(112,620,566)	(105,268,972)
Bond Index	10,430,220,581	29,966,192	(258,055,907)	(228,089,715)
Bond Plus	4,133,492,502	13,307,139	(99,562,787)	(86,255,648)
High-Yield	4,030,649,337	78,417,047	(117,791,621)	(39,374,574)
Inflation-Linked Bond	2,995,951,404	24,404,234	(38,841,090)	(14,436,856)
Short-Term Bond	1,863,871,841	1,634,251	(22,139,573)	(20,505,322)
Short-Term Bond Index	396,775,952	5,200	(4,257,026)	(4,251,826)
Social Choice Bond	2,363,691,988	7,920,324	(40,246,750)	(32,326,426)
Tax-Exempt Bond	261,385,030	2,296,336	(3,741,198)	(1,444,862)

Note 6—subsequent event

Effective August 1, 2018, the Tax-Exempt Bond Fund will change its name to the 5 -15 Year Laddered Tax-Exempt Bond Fund and change its principal investment strategy to invest in tax-exempt bonds that have a final maturity of between five and fifteen years. The Fund will seek to weight investments in securities such that at least 5%, and not more than 15%, of its net assets are invested in securities with a final maturity in each year within the five-to-fifteen year maturity range. Additionally, Advisors has agreed to reduce the Fund’s management fee breakpoint schedule by 0.05% effective August 1, 2018. The fee range paid to Advisors will be 0.20% to 0.25% of net assets.

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Item 2. Controls and procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: August 15, 2018	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2018	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: August 15, 2018	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer